UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA PA 19406
(Address of principal executive offices)          (Zip code)
ERIC E. MILLER, ESQ.
1000 Continental Drive
Suite 400
King of Prussia PA 19406
(Name and address of agent for service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds 34.2%

	Principal	Market
	Amount	Value

AUSTRALIA 1.3%
Capital Markets 0.4%
Macquarie Bank Ltd.,
6.50%, 05/31/17(a)	$30,000	$22,696
Macquarie Group Ltd.,
7.63%, 08/13/19(b)	75,000	80,446

		103,142

Commercial Banks 0.3%
Australia & New Zealand Banking Group,
5.25%, 05/20/13	63,000	99,216
National Capital Trust II,
5.49%, 12/31/49(a)(b)(c)	18,000	13,005

		112,221

Metals & Mining 0.2%
BHP Billiton Finance USA Ltd.,
5.50%, 04/01/14	50,000	55,257

Mining 0.4%
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	100,000	107,743

		378,363

BERMUDA 0.1%
Industrial 0.1%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 04/15/14	25,000	29,541

CANADA 1.5%
Commercial Banks 0.4%
Royal Bank of Canada,
4.63%, 01/22/18	75,000	114,622

Diversified Telecommunication Services 0.1%
TELUS Corp.,
4.95%, 05/15/14	30,000	29,403

Metals & Mining 0.2%
Teck Resources Ltd.,
9.75%, 05/15/14	45,000	49,500

Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd.,
5.15%, 02/01/13	40,000	42,542
Devon Financing Corp. ULC,
6.88%, 09/30/11	50,000	54,396
Husky Energy, Inc.,
7.25%, 12/15/19	85,000	97,490

		194,428

Road & Rail 0.2%
Canadian National Railway Co.,
5.55%, 03/01/19	60,000	65,706

		453,659

CAYMAN ISLANDS 0.2%
Metals & Mining 0.2%
Vale Overseas Ltd.,
6.88%, 11/21/36	60,000	62,072

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA,
7.63%, 07/23/19(b)	41,000	44,895

FRANCE 0.9%
Capital Markets 0.2%
BNP Paribas Home Loan,
4.75%, 05/28/13	50,000	78,938

Commercial Banks 0.3%
Societe Generale,
4.20%, 12/31/49(a)(c)	100,000	109,020

Diversified Financial Services 0.2%
Dexia Credit Local,
4.30%, 12/31/49(a)(c)	100,000	72,436

Food & Staples Retailing 0.2%
Carrefour SA,
5.38%, 06/12/15	50,000	79,581

		339,975

GERMANY 0.3%
Commercial Banks 0.3%
Deutsche Bank AG,
4.88%, 05/20/13	90,000	95,865

IRELAND 0.5%
Diversified Financial Services 0.5%
TransCapitalInvest Ltd. for OJSC AK Transneft,
7.70%, 08/07/13(b)	135,000	142,695

LUXEMBOURG 2.3%
Commercial Banks 1.1%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.75%, 05/29/18(b)	338,000	347,599

Construction Materials 0.0%
Holcim US Finance Sarl & Cie SCS,
6.00%, 12/30/19(b)	11,000	11,134

Diversified Telecommunication Services 0.2%
Telecom Italia Capital SA,
5.25%, 11/15/13	55,000	57,857

Metals & Mining 0.6%
ArcelorMittal,
9.00%, 02/15/15	75,000	86,250
Steel Capital SA,
9.75%, 07/29/13(b)	100,000	100,125

		186,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels 0.4%
Gaz Capital SA,
6.21%, 11/22/16(b)	$130,000	$124,800

		727,765

NETHERLANDS 1.6%
Chemicals 0.3%
Bayer Capital Corp. BV,
4.63%, 09/26/14	65,000	100,426

Commercial Banks 0.6%
Rabobank Nederland NV
4.75%, 06/06/22	55,000	83,491
11.00%, 12/31/49(a)(b)(c)	80,000	98,000

Commerical Banks 0.1%
ABN Amro Bank NV,
4.31%, 12/31/49(a)(c)	55,000	44,669

Insurance 0.2%
ING Groep NV,
5.78%, 12/31/49(a)(c)	95,000	60,800

Oil, Gas & Consumable Fuels 0.4%
KazMunaiGaz Finance Sub BV,
9.13%, 07/02/18(b)	100,000	108,500

		495,886

SINGAPORE 0.1%
Electronic Equipment & Instruments 0.1%
Flextronics International Ltd.,
6.50%, 05/15/13	30,000	29,250

SPAIN 0.1%
Commercial Banks 0.1%
BBVA International Preferred SA Unipersonal,
5.92%, 12/31/49(a)(c)	30,000	22,500

SWEDEN 0.4%
Thrifts & Mortgage Finance 0.4%
Nordea Hypotek Ab,
4.25%, 02/06/14	75,000	115,244

SWITZERLAND 0.6%
Commercial Banks 0.5%
Credit Suisse, London,
6.13%, 08/05/13	55,000	88,303
UBS AG,
5.63%, 05/19/14	45,000	70,016

		158,319

Energy Equipment & Services 0.1%
Weatherford International Ltd.,
5.15%, 03/15/13	40,000	42,016

		200,335

UNITED KINGDOM 2.9%
Commercial Banks 1.7%
Bank of Scotland PLC,
4.75%, 06/08/22	100,000	142,708
Barclays Bank PLC
4.75%, 12/31/49(a)(c)	70,000	63,253
5.45%, 09/12/12	135,000	145,073
Royal Bank of Scotland Group PLC,
7.64%, 03/29/49(a)(c)	100,000	49,000
Royal Bank of Scotland PLC (The),
4.88%, 08/25/14(b)	100,000	101,537

		501,571

Commerical Banks 0.3%
HBOS Capital Funding LP,
4.94%, 12/312049(a)(c)	120,000	94,825

Diversified Telecommunication Services 0.5%
British Telecommunications PLC,
9.63%, 12/15/30	125,000	160,134

Thrifts & Mortgage Finance 0.4%
Abbey National Treasury Service,
4.25%, 04/12/21	100,000	142,630

		899,160

UNITED STATES 21.3%
Auto Components 0.1%
Goodyear Tire and Rubber Co. (The),
9.00%, 07/01/15	30,000	31,125

Beverages 0.2%
Central European Distribution Corp.,
8.00%, 07/25/12	40,000	59,412

Building Products 0.3%
Owens Corning,
9.00%, 06/15/19	100,000	107,401

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The),
7.50%, 02/15/19	125,000	142,952
Morgan Stanley,
1.95%, 06/20/12	125,000	126,262

		269,214

Chemicals 0.5%
Dow Chemical Co. (The)
7.60%, 05/15/14	37,000	40,931
8.55%, 05/15/19	98,000	110,166

Commercial Banks 0.9%
US Bank NA,
4.38%, 02/28/17(a)	50,000	67,998
Wells Fargo & Co.,
4.38%, 01/31/13	200,000	206,526

		274,524

Commercial Services & Supplies 0.1%
ACCO Brands Corp.,
10.63%, 03/15/15(b)	30,000	31,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commerical Banks 0.3%
Commerzbank Capital Funding Trust I,
5.01%, 12/31/49(a)(c)	$100,000	$76,826

Computers & Peripherals 0.2%
Dell, Inc.,
5.63%, 04/15/14	45,000	49,725

Consumer Finance 0.6%
American Express Co.,
7.25%, 05/20/14	130,000	146,064
SLM Corp.,
8.45%, 06/15/18	60,000	47,850

		193,914

Diversified Financial Services 3.8%
Bank of America Corp.
3.13%, 06/15/12	120,000	124,809
4.90%, 05/01/13	275,000	281,921
Citigroup, Inc.,
5.50%, 04/11/13	220,000	225,132
General Electric Capital Corp.,
5.63%, 05/01/18	135,000	134,352
John Deere Capital Corp.,
5.25%, 10/01/12	60,000	64,884
JPMorgan Chase & Co.
2.20%, 06/15/12	125,000	127,139
6.75%, 02/01/11	125,000	132,768
KBC Bank Funding Trust III,
9.86%, 11/29/49(a)(b)(c)	51,000	35,190
Textron Financial Corp.
4.60%, 05/03/10	6,000	5,978
5.13%, 02/03/11	11,000	11,007
5.40%, 04/28/13	11,000	10,801

		1,153,981

Diversified Telecommunication Services 1.0%
AT&T, Inc.,
5.60%, 05/15/18	150,000	157,737
Embarq Corp.,
7.08%, 06/01/16	70,000	76,059
Verizon Communications, Inc.,
5.25%, 04/15/13	75,000	81,210

		315,006

Electric Utilities 1.0%
Allegheny Energy Supply Co. LLC,
5.75%, 10/15/19(b)	105,000	104,926
Nisource Finance Corp.,
6.80%, 01/15/19	75,000	76,786
Oncor Electric Delivery Co.,
5.95%, 09/01/13	90,000	97,400
Southern Co. (The),
4.15%, 05/15/14	39,000	40,288

		319,400

Food & Staples Retailing 0.2%
SUPERVALU, Inc.,
8.00%, 05/01/16	50,000	51,750

Food Products 0.6%
Bunge Ltd. Finance Corp.,
8.50%, 06/15/19	16,000	18,445
Kraft Foods, Inc.,
6.13%, 08/23/18	75,000	79,552
Sara Lee Corp.,
6.25%, 09/15/11	75,000	80,989

		178,986

Forest Products & Paper 0.3%
Weyerhaeuser Co.,
7.38%, 03/15/32	100,000	88,578

Health Care Equipment & Supplies 0.2%
Baxter International, Inc.,
5.38%, 06/01/18	60,000	65,023

Health Care Providers & Services 1.3%
Coventry Health Care, Inc.
5.95%, 03/15/17	15,000	13,450
6.13%, 01/15/15	10,000	9,643
6.30%, 08/15/14	55,000	54,005
Express Scripts, Inc.,
5.25%, 06/15/12	75,000	79,616
HCA, Inc.,
8.50%, 04/15/19(b)	10,000	10,450
Humana, Inc.
6.30%, 08/01/18	10,000	9,538
6.45%, 06/01/16	10,000	10,086
7.20%, 06/15/18	63,000	63,760
McKesson Corp.,
5.25%, 03/01/13	90,000	95,145
UnitedHealth Group, Inc.,
6.00%, 02/15/18	30,000	31,525
WellPoint, Inc.
5.88%, 06/15/17	10,000	10,555
7.00%, 02/15/19	23,000	26,145

		413,918

Healthcare Equipment & Supplies 0.1%
Bausch & Lomb, Inc.,
9.88%, 11/01/15	40,000	41,900

Household Durables 0.0%
Whirlpool Corp.,
8.60%, 05/01/14	5,000	5,593

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)
7.75%, 03/01/14	24,000	24,180
7.75%, 10/15/15	5,000	5,025
RRI Energy, Inc.,
7.63%, 06/15/14	65,000	63,781

		92,986

Insurance 1.2%
Hartford Financial Services Group, Inc.,
6.30%, 03/15/18	40,000	38,972
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Insurance (continued)
ING Capital Funding TR III,
8.44%, 12/31/49(a)(c)	$40,000	$26,800
Lincoln National Corp.,
8.75%, 07/01/19	19,000	21,975
Massachusetts Mutual Life Insurance Co.,
8.88%, 06/01/39(b)	45,000	55,149
Metropolitan Life Global Funding I,
5.13%, 06/10/14(b)	100,000	104,469
Principal Financial Group, Inc.,
7.88%, 05/15/14	50,000	55,253
Prudential Financial, Inc.
5.15%, 01/15/13	46,000	47,357
6.20%, 01/15/15	10,000	10,580
7.38%, 06/15/19	5,000	5,580

		366,135

IT Services 0.8%
Electronic Data Systems Corp.,
6.00%, 08/01/13	70,000	78,107
Western Union Co. (The),
5.93%, 10/01/16	150,000	162,543

		240,650

Machinery 0.2%
Case New Holland, Inc.,
7.13%, 03/01/14	24,000	23,520
Parker Hannifin Corp.,
5.50%, 05/15/18	37,000	39,310

		62,830

Media 1.9%
CBS Corp.,
8.20%, 05/15/14	65,000	70,761
Comcast Corp.,
5.90%, 03/15/16	40,000	42,988
CSC Holdings, Inc.,
8.50%, 04/15/14(b)	28,000	29,400
DirectTV Holdings,
4.75%, 10/01/14(b)	30,000	30,000
Time Warner Cable, Inc.,
7.50%, 04/01/14	125,000	143,366
Time Warner, Inc.,
7.63%, 04/15/31	125,000	140,093
Univision Communications, Inc.,
12.00%, 07/01/14(b)	7,000	7,525
Walt Disney Co. (The),
5.50%, 03/15/19	100,000	108,584

		572,717

Metals & Mining 0.5%
Alcoa, Inc.,
6.75%, 07/15/18	30,000	30,074
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	75,000	79,781
United States Steel Corp.,
6.05%, 06/01/17	50,000	46,700

		156,555

Multiline Retail 0.3%
Macy’s Retail Holdings, Inc.,
5.35%, 03/15/12	95,000	92,471

Multi-Utilities 0.6%
Ameren Corp.,
8.88%, 05/15/14	54,000	60,698
DTE Energy Co.,
7.63%, 05/15/14	28,000	30,907
Sempra Energy,
6.50%, 06/01/16	75,000	82,908

		174,513

Office Electronics 0.1%
Xerox Corp.,
8.25%, 05/15/14	30,000	34,101

Oil, Gas & Consumable Fuels 1.3%
ConocoPhillips,
6.00%, 01/15/20	80,000	88,660
Noble Energy, Inc.,
8.25%, 03/01/19	75,000	90,535
Tesoro Corp., Texas,
6.50%, 06/01/17	33,000	29,865
Valero Energy Corp.
6.88%, 04/15/12	50,000	53,811
9.38%, 03/15/19	75,000	87,396
Williams Cos., Inc. (The),
7.88%, 09/01/21	29,000	31,368

		381,635

Paper & Forest Products 0.2%
International Paper Co.,
7.95%, 06/15/18	50,000	54,198

Pharmaceuticals 0.3%
Pfizer, Inc.,
4.75%, 06/03/16	50,000	77,039

Real Estate Investment Trusts (REITs) 0.3%
WEA Finance LLC,
5.75%, 09/02/15(b)	100,000	100,640

Software 0.4%
Oracle Corp.,
5.75%, 04/15/18	120,000	132,221

Tobacco 0.2%
Altria Group, Inc.,
9.70%, 11/10/18	45,000	55,893

Wireless Telecommunication Services 0.1%
Cricket Communications, Inc.,
7.75%, 05/15/16(b)	15,000	15,225

		6,488,532

Total Corporate Bonds (cost $9,201,271)		10,525,737

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
Commercial Mortgage Backed Securities 4.0%

	Principal	Market
	Amount	Value

UNITED STATES 4.0%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4,
5.41%, 09/10/47	$155,000	$141,028
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4,
6.01%, 12/10/49(a)	138,238	124,568
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB16, Class A4,
5.55%, 05/12/45	200,000	185,170
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4,
5.16%, 02/15/31	125,000	117,633
Series 2007-C1, Class A4,
5.42%, 02/15/40	180,000	150,953
Merrill Lynch Mortgage Trust,
Series 2007-C1, Class A4,
6.02%, 06/12/50(a)	125,000	97,928
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class A4,
5.41%, 07/12/46(a)	155,000	138,560
Morgan Stanley Capital I
Series 2007-T27, Class A4,
5.80%, 06/11/42(a)	125,000	117,960
Series 2005-HQ6, Class A4A,
4.99%, 08/13/42	160,000	155,696

Total Commercial Mortgage Backed Securities (cost $1,030,310)		1,229,496

Sovereign Bonds 52.1%

	Principal	Market
	Amount	Value

AUSTRALIA 2.4%
Australia Government Bond,
5.75%, 06/15/11	835,000	752,585

AUSTRIA 3.2%
Austria Government Bond,
4.00%, 09/15/16(b)	650,000	1,000,753

BELGIUM 4.0%
Belgium Government Bond
4.25%, 09/28/13	225,000	352,779
3.75%, 09/28/15	570,000	872,654

		1,225,433

BRAZIL 1.4%
Brazilian Government International Bond
12.50%, 01/05/16	500,000	310,030
10.25%, 01/10/28	250,000	135,471

		445,501

CANADA 8.3%
Canada Housing Trust No 1,
3.55%, 09/15/10(b)	1,230,000	1,180,818
Canadian Government Bond
4.00%, 06/01/16	220,000	219,978
4.25%, 06/01/18	410,000	414,442
Province of British Columbia, Canada,
4.25%, 06/18/14	125,000	124,193
Province of Ontario, Canada,
4.75%, 06/02/13	232,000	234,115
Province of Quebec, Canada,
5.25%, 10/01/13	349,000	358,913

		2,532,459

FRANCE 4.8%
Compagnie de Financement Foncier
4.38%, 11/19/14	100,000	155,313
3.75%, 01/24/17	34,000	50,343
4.63%, 09/23/17	19,000	29,615
France Government Bond OAT,
4.25%, 04/25/19	790,000	1,229,455

		1,464,726

GERMANY 6.2%
Bundesrepublik Deutschland
3.75%, 07/04/13	440,000	681,438
6.25%, 01/04/30	645,000	1,227,689

		1,909,127

HUNGARY 0.8%
Hungary Government Bond,
6.75%, 02/24/17	51,290,000	261,924

JAPAN 0.8%
Japan Finance Corp. for Municipal Enterprises,
2.00%, 05/09/16	20,000,000	235,055

LUXEMBOURG 4.1%
European Investment Bank,
1.40%, 06/20/17	110,600,000	1,251,172

NETHERLANDS 4.0%
Netherlands Government Bond,
3.75%, 07/15/14*	795,000	1,225,987

NEW ZEALAND 0.5%
New Zealand T-Bills,
%, 11/18/09	215,000	154,737

NORWAY 3.0%
Norway Government Bond,
6.50%, 05/15/13	4,802,000	915,755

PERU 0.5%
Republic of Peru,
7.13%, 03/30/19	125,000	144,187

POLAND 0.4%
Republic of Poland,
6.38%, 07/15/19	120,000	134,810

SWEDEN 3.9%
Swedish Government Bond
6.75%, 05/05/14	75,000	12,639
4.50%, 08/12/15	7,575,000	1,175,832

		1,188,471

UNITED KINGDOM 3.8%
United Kingdom Gilt
5.25%, 06/07/12	135,000	234,857
5.00%, 03/07/18	525,000	939,041

		1,173,898

Total Sovereign Bonds (cost $14,633,840)		16,016,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
U.S. Government Sponsored & Agency Obligations 6.4%

	Principal	Market
	Amount	Value

UNITED STATES 6.4%
Federal Home Loan Mortgage Corp.,
4.75%, 01/19/16	$504,000	$549,646
U.S. Treasury Note
3.88%, 05/15/18	480,000	503,063
2.75%, 02/15/19	962,000	918,034

Total U.S. Government Sponsored & Agency Obligations
(cost $1,970,689)		1,970,743

Yankee Dollars 0.5%

	Principal	Market
	Amount	Value

LUXEMBOURG 0.2%
Tyco International Finance SA,
8.50%, 01/15/19	50,000	60,947

UNITED KINGDOM 0.3%
WPP Finance UK,
8.00%, 09/15/14	100,000	109,694

Total Yankee Dollars
(cost $150,466)		170,641

Mutual Fund 3.0%

		Market
	Shares	Value

Money Market Fund 3.0%
AIM Liquid Assets Portfolio, 0.27%(d)	917,241	917,241

Total Mutual Fund
(cost $917,241)		917,241

Total Investments
(cost $27,903,817) (e) — 100.2%		30,830,438

Liabilities in excess of other assets — (0.2)%		(71,857)

NET ASSETS — 100.0%		$30,758,581

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $3,878,631 which represents 12.60% of net assets.

(c)	Perpetual bond security. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of September 30, 2009.

(e)	At September 30, 2009, the tax basis cost of the Fund’s investments was $27,910,131, tax unrealized appreciation and depreciation were $2,944,854 and $(24,547), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund

AG	Stock Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

ULC	Unlimited Liability Company

UK	United Kingdom
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	10/28/09	(449,413)	$(414,043)	$(419,757)	$(5,714)
Canadian Dollar	10/28/09	(1,582,304)	(1,433,354)	(1,477,891)	(44,537)
Euro	11/09/09	(38,085)	(54,584)	(55,731)	(1,147)
Euro	11/16/09	(46,975)	(68,371)	(68,741)	(370)
Hungarian Forint	11/17/09	(11,830,404)	(62,415)	(63,743)	(1,328)
Japanese Yen	11/05/09	(5,757,480)	(62,807)	(64,154)	(1,347)
New Zealand Dollar	11/23/09	(181,836)	(127,485)	(130,849)	(3,364)
Norwegian Krone	10/15/09	(383,489)	(65,616)	(66,367)	(751)
Swedish Krona	12/02/09	(7,318,880)	(1,050,827)	(1,050,268)	559
Swiss Franc	10/01/09	(850,861)	(795,755)	(821,057)	(25,302)
Swiss Franc	10/01/09	(56,579)	(53,476)	(54,597)	(1,121)
Swiss Franc	12/04/09	(907,440)	(874,051)	(876,017)	(1,966)

Total Short Contracts			$(5,062,784)	$(5,149,172)	$(86,388)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	10/13/09	2,095	$1,797	$1,846	$49
Australian Dollar	10/13/09	201,059	167,974	177,219	9,245
British Pound	11/09/09	209,524	345,788	334,804	(10,984)
British Pound	11/09/09	13,142	21,918	21,001	(917)
British Pound	11/09/09	33,177	53,766	53,014	(752)
Canadian Dollar	10/28/09	21,865	20,370	20,422	52
Danish Krone	10/22/09	550,820	104,876	108,245	3,369
Euro	11/09/09	41,529	60,880	60,771	(109)
Euro	11/16/09	44,381	65,576	64,945	(631)
Euro	11/16/09	95,923	140,765	140,369	(396)
Euro	11/16/09	182,198	264,067	266,620	2,553
Japanese Yen	11/05/09	4,332,650	46,988	48,277	1,289
Japanese Yen	11/05/09	344,973,083	3,720,638	3,843,937	123,299
Japanese Yen	11/05/09	6,298,035	70,220	70,177	(43)
Japanese Yen	11/05/09	7,598,849	83,494	84,672	1,178
Japanese Yen	11/05/09	4,499,389	49,259	50,135	876
Japanese Yen	11/05/09	6,160,419	66,825	68,644	1,819
Korean Won	10/22/09	273,201,750	216,810	231,812	15,002
Mexican Peso	10/29/09	858,249	66,147	63,338	(2,809)
Norwegian Krone	10/15/09	389,218	64,316	67,358	3,042
Polish Zlotych	10/27/09	226,702	78,917	78,832	(85)
Singapore Dollar	10/20/09	64,237	44,218	45,596	1,378
South African Rand	10/27/09	378,202	47,942	50,102	2,160
Taiwan Dollar	10/22/09	3,293,355	100,869	102,936	2,067

Total Long Contracts			$5,904,420	$6,055,072	$150,652

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Commercial Mortgage Backed Securities	$—	$1,229,496	$—	$1,229,496
Corporate Bonds	—	10,525,737	—	10,525,737
Forward Currency Contracts	—	167,937	—	167,937
Mutual Fund	917,241	—	—	917,241
Sovereign Bonds	—	16,016,580	—	16,016,580
U.S. Government Sponsored & Agency Obligations	—	1,970,743	—	1,970,743
Yankee Dollars	—	170,641	—	170,641

Total Assets	917,241	30,081,134	—	30,998,375

Liabilities:
Forward Currency Contracts	—	(103,673)	—	(103,673)

Total Liabilities	—	(103,673)	—	(103,673)

Total	$917,241	$29,977,461	$—	$30,894,702

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
AllianceBernstein NVIT Global Fixed Income Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value

Assets:
Interest rate contracts	$—
Foreign exchange contracts	167,937
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$167,937

Liabilities:

Interest rate contracts	$—
Foreign exchange contracts	(103,673)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$(103,673)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund
Common Stocks 96.2%

		Market
	Shares	Value

Aerospace & Defense 1.1%
Boeing Co. (The)	276	$14,946
Honeywell International, Inc.	649	24,110
Northrop Grumman Corp.	715	37,001

		76,057

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	994	56,131

Airlines 0.4%
Southwest Airlines Co.	2,632	25,267

Automobiles 1.5%
Honda Motor Co. Ltd.(a)	800	24,296
Toyota Motor Corp.	1,900	75,564

		99,860

Beverages 1.0%
PepsiCo, Inc.	1,080	63,353

Capital Markets 5.5%
AllianceBernstein Holding LP	2,704	73,765
Ameriprise Financial, Inc.	1,705	61,943
Bank of New York Mellon Corp. (The)	2,367	68,619
Goldman Sachs Group, Inc. (The)	192	35,395
Legg Mason, Inc.	1,115	34,599
Morgan Stanley	1,025	31,652
Northern Trust Corp.	790	45,946
State Street Corp.	237	12,466

		364,385

Chemicals 1.0%
E.I. du Pont de Nemours & Co.	1,457	46,828
International Flavors & Fragrances, Inc.	347	13,162
Minerals Technologies, Inc.	77	3,662

		63,652

Commercial Banks 1.5%
Commerce Bancshares, Inc.	658	24,504
U.S. Bancorp	3,428	74,936

		99,440

Commercial Services & Supplies 2.2%
Avery Dennison Corp.	307	11,055
Pitney Bowes, Inc.	1,137	28,255
Republic Services, Inc.	1,565	41,582
Waste Management, Inc.	2,093	62,413

		143,305

Communications Equipment 0.4%
Nokia Corp. ADR	1,884	27,544

Computers & Peripherals 1.4%
Diebold, Inc.	1,493	49,165
Hewlett-Packard Co.	564	26,626
QLogic Corp.*	787	13,536

		89,327

Containers & Packaging 0.8%
Bemis Co., Inc.	2,174	56,328

Distributors 1.3%
Genuine Parts Co.	2,339	89,022

Diversified Financial Services 2.9%
JPMorgan Chase & Co.	4,405	193,027

Diversified Telecommunication Services 5.3%
AT&T, Inc.	9,728	262,753
BCE, Inc.	997	24,575
Verizon Communications, Inc.	1,950	59,026

		346,354

Electric Utilities 3.4%
American Electric Power Co., Inc.	819	25,381
IDACORP, Inc.	2,607	75,055
Southern Co.	714	22,612
Westar Energy, Inc.	5,317	103,735

		226,783

Electrical Equipment 2.2%
Cooper Industries PLC, Class A	509	19,123
Emerson Electric Co.	847	33,948
Hubbell, Inc., Class B	2,184	91,728

		144,799

Electronic Equipment, Instruments & Components 1.7%
Molex, Inc.	3,124	65,229
Tyco Electronics Ltd.	1,976	44,025

		109,254

Energy Equipment & Services 1.4%
Baker Hughes, Inc.	506	21,586
Cameron International Corp.*	326	12,330
Helmerich & Payne, Inc.	323	12,768
Schlumberger Ltd.	742	44,223

		90,907

Food & Staples Retailing 0.5%
Costco Wholesale Corp.	230	12,986
Wal-Mart Stores, Inc.	353	17,329

		30,315

Food Products 5.2%
Campbell Soup Co.	1,011	32,979
ConAgra Foods, Inc.	2,699	58,514
H.J. Heinz Co.	1,583	62,924
Kellogg Co.	363	17,871
Kraft Foods, Inc., Class A	4,339	113,986
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Food Products (continued)
Unilever NV CVA(a)	1,872	$54,167

		340,441

Gas Utilities 2.3%
EQT Corp.	1,711	72,889
Southwest Gas Corp.	1,265	32,359
WGL Holdings, Inc.	1,353	44,838

		150,086

Health Care Equipment & Supplies 2.1%
Beckman Coulter, Inc.	888	61,219
Boston Scientific Corp.*	1,894	20,057
CareFusion Corp.*	502	10,944
Zimmer Holdings, Inc.*	859	45,913

		138,133

Health Care Providers & Services 0.8%
Cardinal Health, Inc.	664	17,795
LifePoint Hospitals, Inc.*	1,252	33,879

		51,674

Hotels, Restaurants & Leisure 1.6%
International Speedway Corp., Class A	2,314	63,797
Speedway Motorsports, Inc.	3,002	43,199

		106,996

Household Durables 0.6%
Whirlpool Corp.	551	38,548

Household Products 3.4%
Kimberly-Clark Corp.	2,598	153,230
Procter & Gamble Co. (The)	1,172	67,882

		221,112

Industrial Conglomerates 3.5%
3M Co.	511	37,712
General Electric Co.	11,665	191,539

		229,251

Information Technology Services 0.7%
Accenture PLC, Class A	480	17,889
Automatic Data Processing, Inc.	782	30,733

		48,622

Insurance 7.3%
Allstate Corp. (The)	1,819	55,698
Aon Corp.	515	20,955
Berkshire Hathaway, Inc., Class A*	1	101,000
Chubb Corp.	961	48,444
Marsh & McLennan Cos., Inc.	6,825	168,782
Transatlantic Holdings, Inc.	487	24,433
Travelers Cos., Inc. (The)	1,187	58,436

		477,748

Leisure Equipment & Products 0.1%
Mattel, Inc.	246	4,541

Media 1.2%
McGraw-Hill Cos., Inc. (The)	2,012	50,582
Walt Disney Co. (The)	1,153	31,661

		82,243

Metals & Mining 0.6%
Barrick Gold Corp.	344	13,038
Newmont Mining Corp.	555	24,431

		37,469

Multiline Retail 0.7%
Target Corp.	928	43,319

Multi-Utilities 2.3%
Ameren Corp.	490	12,387
PG&E Corp.	507	20,529
Wisconsin Energy Corp.	1,817	82,074
Xcel Energy, Inc.	1,779	34,228

		149,218

Oil, Gas & Consumable Fuels 13.7%
Anadarko Petroleum Corp.	158	9,911
Apache Corp.	721	66,209
BP PLC GB ADR	1,308	69,625
Chevron Corp.	1,739	122,478
ConocoPhillips	336	15,174
Devon Energy Corp.	694	46,727
EOG Resources, Inc.	242	20,209
Exxon Mobil Corp.	4,845	332,416
Total SA(a)	2,934	174,396
Valero Energy Corp.	797	15,454
XTO Energy, Inc.	721	29,792

		902,391

Paper & Forest Products 0.4%
Weyerhaeuser Co.	646	23,676

Pharmaceuticals 8.1%
Bristol-Myers Squibb Co.	2,708	60,984
Eli Lilly & Co.	1,606	53,046
Johnson & Johnson	1,754	106,801
Merck & Co., Inc.	2,172	68,701
Pfizer, Inc.	8,940	147,957
Wyeth	1,895	92,059

		529,548

Real Estate Investment Trusts (REITs) 0.9%
Boston Properties, Inc.	424	27,793
Host Hotels & Resorts, Inc.	1,337	15,737
Public Storage	185	13,919

		57,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment 1.9%
Applied Materials, Inc.	3,419	$45,815
Intel Corp.	3,310	64,777
KLA Tencor Corp.	187	6,706
Texas Instruments, Inc.	392	9,286

		126,584

Specialty Retail 2.5%
Lowe’s Cos., Inc.	6,611	138,434
PetSmart, Inc.	1,317	28,645

		167,079

Total Common Stocks (cost $5,542,481)		6,321,238

Exchange Traded Fund 0.4%

		Market
	Shares	Value

iShares Russell 3000 Value Index Fund	323	23,479

Total Exchange Traded Fund (cost $22,212)		23,479

Mutual Fund 4.1%

		Market
	Shares	Value

Money Market Fund 4.1%
AIM Liquid Assets Portfolio, 0.27%(b)	268,160	268,160

Total Mutual Fund (cost $268,160)		268,160

Total Investments (cost $5,832,853) (c) — 100.7%		6,612,877

Liabilities in excess of other assets — (0.7%)		(44,733)

NET ASSETS — 100.0%		$6,568,144

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $5,833,247, tax unrealized appreciation and depreciation were $793,544 and $(13,914), respectively.

ADR	American Depositary Receipt

CVA	Dutch Certificate

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	10/30/09	(1,066)	$(1,696)	$(1,703)	$(7)
British Pound	10/30/09	(34,091)	(54,264)	(54,477)	(213)
Canadian Dollar	10/30/09	(31,330)	(28,786)	(29,262)	(476)
Canadian Dollar	10/30/09	(837)	(779)	(782)	(3)
Euro	10/30/09	(146,041)	(214,221)	(213,708)	513
Euro	10/30/09	(4,644)	(6,768)	(6,797)	(29)
Japanese Yen	10/30/09	(6,200,350)	(69,260)	(69,086)	174

Total Short Contracts			$(375,774)	$(375,815)	$(41)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Japanese Yen 1	10/01/09	99,789	$1,110	$1,112	$2
Japanese Yen 1	10/30/09	400,400	4,441	4,461	20

Total Long Contracts			$5,551	$5,573	$22

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$6,068,379	$252,859	$—	$6,321,238
Exchange Traded Fund	23,479	—	—	23,479
Forward Currency Contracts	—	709	—	709
Mutual Fund	268,160	—	—	268,160

Total Assets	6,360,018	253,568	—	6,613,586

Liabilities:
Forward Currency Contracts	—	(728)	—	(728)

Total Liabilities	—	(728)	—	(728)

Total	$6,360,018	$252,840	$—	$6,612,858

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
American Century NVIT Multi Cap Value Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	709
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$709

Liabilities:

Interest rate contracts	$—
Foreign exchange contracts	(728)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$(728)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
American Funds NVIT Asset Allocation Fund

		Market
	Shares	Value
Mutual Fund 99.8%
Balanced Fund 99.8%
American Funds Asset Allocation Fund, Class 1	79,293,314	$1,132,308,522

Total Investments (cost $1,246,813,612) (a) — 99.8%		1,132,308,522

Other assets in excess of liabilities — 0.2%		2,114,634

NET ASSETS — 100.0%		$1,134,423,156

(a)	At September 30, 2009, the tax basis cost of the fund’s investments was $1,248,262,137, tax unrealized appreciation and depreciation were $0 and $(115,953,615) respectively.
American Funds NVIT Asset Allocation Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (''ASC’’), ''Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:

Investment in Master Fund	$1,132,308,522	—	—	$1,132,308,522

Total Assets	$1,132,308,522	—	—	$1,132,308,522

Total	$1,132,308,522	$—	$—	$1,132,308,522

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
American Funds NVIT Bond Fund

		Market
	Shares	Value
Mutual Fund 99.8%
Fixed Income Fund 99.8%
American Funds Bond Fund, Class 1	46,320,768	$485,904,852

Total Investments (cost $487,736,929) (a) — 99.8%		485,904,852

Other assets in excess of liabilities — 0.2%		822,275

NET ASSETS — 100.0%		$486,727,127

(a)	At September 30, 2009, the tax basis cost of the fund’s investments was $498,061,826, tax unrealized appreciation and depreciation were $0 and $(12,156,974) respectively.
American Funds NVIT Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$485,904,852	—	—	$485,904,852

Total Assets	$485,904,852	—	—	$485,904,852

Total	$485,904,852	$—	$—	$485,904,852

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
American Funds NVIT Global Growth Fund

		Market
	Shares	Value
Mutual Fund 100.0%
Equity Fund 100.0%
American Funds Global Growth Fund, Class 1	6,288,612	$119,357,860

Total Investments
(cost $137,271,885) (a) — 100.0%		119,357,860

Other assets in excess of liabilities — 0.0%		3,818

NET ASSETS — 100.0%		$119,361,678

(a)	At September 30, 2009, the tax basis cost of the fund’s investments was $142,964,885, tax unrealized appreciation and depreciation were $0 and $(23,607,025) respectively.
American Funds NVIT Global Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$119,357,860	—	—	$119,357,860

Total Assets	$119,357,860	—	—	$119,357,860

Total	$119,357,860	$—	$—	$119,357,860

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
American Funds NVIT Growth Fund

		Market
	Shares	Value
Mutual Fund 99.9%
Equity Fund 99.9%
American Funds Growth Fund, Class 1	4,134,778	$184,411,114

Total Investments (cost $237,665,830) (a) — 99.9%		184,411,114

Other assets in excess of liabilities — 0.1%		207,224

NET ASSETS — 100.0%		$184,618,338

(a)	At September 30, 2009, the tax basis cost of the fund’s investments was $251,409,595, tax unrealized appreciation and depreciation were $0 and $(66,998,481) respectively.
American Funds NVIT Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$184,411,114	—	—	$184,411,114

Total Assets	$184,411,114	—	—	$184,411,114

Total	$184,411,114	$—	$—	$184,411,114

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
American Funds NVIT Growth-Income Fund

		Market
	Shares	Value
Mutual Fund 99.9%
Equity Funds 99.9%
American Funds Growth-Income Fund, Class 1	15,274,580	$456,098,944

Total Investments (cost $480,115,818) (a) — 99.9%		456,098,944

Other assets in excess of liabilities — 0.1%		395,433

NET ASSETS — 100.0%		$456,494,377

(a)	At September 30, 2009, the tax basis cost of the fund’s investments was $491,207,422, tax unrealized appreciation and depreciation were $0 and $(35,108,478) respectively.
American Funds NVIT Growth-Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$456,098,944	—	—	$456,098,944

Total Assets	$456,098,944	—	—	$456,098,944

Total	$456,098,944	$—	$—	$456,098,944

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Common Stocks 0.0%

		Market
	Shares	Value

Consumer Products 0.0%
Pillowtex Corp.*(a)	150,000	$—
Pillowtex Escrow*(a)	200,000	—
Sleepmaster LLC Membership Units*(a)(b)	185	—

Media — Cable 0.0%
Virgin Media, Inc.	5,650	78,648

Packaging 0.0%
Pliant Corp.*(a)(b)	1	—
Russell-Stanley Holdings, Inc.*(a)	4,000	—

Wireless Telecommunication Services 0.0%
Pegasus Satellite Communications, Inc.*(a)	15,640	—

Total Common Stocks (cost $488,702)		78,648

Preferred Stocks 0.2%

		Market
	Shares	Value

Financial Institutions 0.2%
Preferred Blocker, Inc.,
7.00%(c)(d)	678	394,320

Media — Non-Cable 0.0%
Ziff Davis Holdings, Inc.,
10.00%*(a)(b)	12	—

Total Preferred Stocks (cost $328,382)		394,320

Convertible Corporate Bond 0.5%

	Principal	Market
	Amount	Value

Consumer Products 0.5%
School Specialty, Inc.,
3.75%, 08/01/23(e)(f)	$1,475,000	1,445,500

Total Convertible Corporate Bond (cost $1,218,545)		$1,445,500

Corporate Bonds 94.7%

	Principal	Market
	Amount	Value

Aerospace/Defense 2.9%
Alliant Techsystems, Inc.,
6.75%, 04/01/16	1,025,000	994,250
Altegrity, Inc.
10.50%, 11/01/15(d)	725,000	616,250
11.75%, 05/01/16(d)	875,000	678,125
Hawker Beechcraft Acquisition Co. LLC,
9.75%, 04/01/17	350,000	215,250
L-3 Communications Corp.
6.13%, 01/15/14	2,400,000	2,430,000
6.38%, 10/15/15	775,000	786,625
Sequa Corp.,
11.75%, 12/01/15(d)	700,000	556,500
Sequa Corp. PIK,
13.50%, 12/01/15(d)	442,697	338,663
TransDigm, Inc.
7.75%, 07/15/14(d)	550,000	534,188
7.75%, 07/15/14	600,000	598,500

		7,748,351

Automotive 3.3%
Affinia Group, Inc.,
10.75%, 08/15/16(d)	50,000	54,000
Cooper-Standard Automotive, Inc.,
8.38%, 12/15/14*(g)	700,000	108,500
Ford Motor Credit Co. LLC
9.88%, 08/10/11	975,000	989,254
7.25%, 10/25/11	2,450,000	2,380,572
3.26%, 01/13/12(e)	1,125,000	1,013,906
7.50%, 08/01/12	775,000	744,591
8.00%, 06/01/14	400,000	384,763
8.00%, 12/15/16	1,100,000	1,021,895
General Motors Corp.,
7.40%, 09/01/25*(g)	2,500,000	387,500
Tenneco, Inc.,
8.63%, 11/15/14	650,000	612,625
United Components, Inc.,
9.38%, 06/15/13	1,575,000	1,271,812

		8,969,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Building Materials 0.6%
Interface, Inc.,
11.38%, 11/01/13(d)	$75,000	$81,750
Norcraft Holdings LP,
9.75%, 09/01/12(e)(f)	575,000	549,125
Nortek, Inc.
10.00%, 12/01/13	325,000	333,125
8.50%, 09/01/14*(g)	425,000	295,375
Panolam Industries International, Inc.,
10.75%, 10/01/13*(g)	625,000	31,250
Ply Gem Industries, Inc.,
11.75%, 06/15/13	425,000	376,125
USG Corp.,
9.75%, 08/01/14(d)	75,000	78,750

		1,745,500

Chemicals 3.3%
Ashland, Inc.,
9.13%, 06/01/17(d)	975,000	1,045,687
Chemtura Corp.,
6.88%, 06/01/16*(b)(g)(h)	1,050,000	1,107,750
Compass Minerals International, Inc.,
8.00%, 06/01/19(d)	350,000	355,687
Hexion US Finance Corp.,
9.75%, 11/15/14	1,075,000	929,875
Huntsman International LLC,
5.50%, 06/30/16(d)	625,000	534,375
Koppers Holdings, Inc.,
0.00%, 11/15/14(f)	775,000	780,812
Mosaic Co. (The),
7.63%, 12/01/16(d)	525,000	560,303
Nalco Co.
8.88%, 11/15/13	1,750,000	1,806,875
8.25%, 05/15/17(d)	200,000	211,000
Nalco Finance Holdings, Inc.,
9.00%, 02/01/14(e)(f)	481,000	499,038
Terra Capital, Inc.,
7.00%, 02/01/17	600,000	628,500
Union Carbide Corp.
7.88%, 04/01/23	225,000	195,445
7.50%, 06/01/25	350,000	299,113

		8,954,460

Construction Machinery 0.5%
Clark Material Handling Co.,
10.75%, expired maturity *(a)(b)(g)	100,000	—
RSC Equipment Rental, Inc.
9.50%, 12/01/14	1,125,000	1,091,250
10.00%, 07/15/17(d)	275,000	297,000

		1,388,250

Consumer Products 5.1%
ACCO Brands Corp.,
10.63%, 03/15/15(d)	175,000	183,750
American Achievement Corp.
8.25%, 04/01/12(d)	725,000	725,000
10.25%, 10/01/12(d)(e)(f)	1,400,000	1,351,000
16.75%, 10/01/12(e)	483,442	302,151
Central Garden & Pet Co.,
9.13%, 02/01/13	1,075,000	1,092,469
Jarden Corp.
8.00%, 05/01/16	625,000	643,750
7.50%, 05/01/17	1,475,000	1,441,813
Sealy Mattress Co.
8.25%, 06/15/14	1,450,000	1,348,500
10.88%, 04/15/16(d)	400,000	443,000
Spectrum Brands, Inc. PIK ,
12.00%, 08/28/19	675,000	644,625
True Temper Sports, Inc.,
8.38%, 09/15/11*(b)(g)(h)	750,000	5,625
Visant Corp.,
7.63%, 10/01/12	2,000,000	2,012,500
Visant Holding Corp.
8.75%, 12/01/13	1,150,000	1,175,875
10.25%, 12/01/13(f)	2,450,000	2,548,000

		13,918,058

Energy 4.5%
Basic Energy Services, Inc.,
7.13%, 04/15/16	550,000	434,500
Chesapeake Energy Corp.
9.50%, 02/15/15	1,000,000	1,057,500
6.88%, 01/15/16	2,175,000	2,071,688
Cie Generale de Geophysique-Veritas
7.50%, 05/15/15	550,000	550,000
7.75%, 05/15/17	400,000	399,000
Complete Production Services, Inc.,
8.00%, 12/15/16	500,000	457,500
Denbury Resources, Inc.,
9.75%, 03/01/16	675,000	720,562
Forest Oil Corp.
8.50%, 02/15/14(d)	325,000	329,063
7.25%, 06/15/19	700,000	658,000
Hilcorp Energy LP,
7.75%, 11/01/15(d)	925,000	878,750
Linn Energy LLC,
11.75%, 05/15/17(d)	500,000	541,250
Petroplus Finance Ltd.
6.75%, 05/01/14(d)	350,000	329,437
7.00%, 05/01/17(d)	500,000	457,500
Plains Exploration & Production Co.
7.75%, 06/15/15	750,000	748,125
7.00%, 03/15/17	375,000	359,062
7.63%, 06/01/18	250,000	246,250
Range Resources Corp.
6.38%, 03/15/15	250,000	244,375
7.50%, 05/15/16	300,000	301,500
SandRidge Energy, Inc.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Energy (continued)
9.88%, 05/15/16(d)	$900,000	$942,750
8.00%, 06/01/18(d)	275,000	266,063
Southwestern Energy Co.,
7.50%, 02/01/18	175,000	177,625

		12,170,500

Entertainment 1.0%
Cinemark USA, Inc.,
8.63%, 06/15/19(d)	975,000	1,012,781
HRP Myrtle Beach Operations LLC,
7.38%, 04/01/12*(a)(b)(d)(e)	675,000	68
Regal Cinemas Corp.,
8.63%, 07/15/19(d)	200,000	208,000
Universal City Development Partners Ltd.,
11.75%, 04/01/10	1,225,000	1,237,250
Universal City Florida Holding Co. I/II,
5.23%, 05/01/10(e)	250,000	245,625

		2,703,724

Environmental 0.3%
Browning-Ferris Industries, Inc.,
9.25%, 05/01/21	575,000	705,675

Financial Institutions 3.4%
GMAC, Inc.
6.88%, 09/15/11(d)	4,392,000	4,194,360
7.00%, 02/01/12(d)	498,000	468,120
8.00%, 11/01/31(d)	690,000	562,350
Icahn Enterprises LP,
7.13%, 02/15/13	625,000	604,688
iPayment, Inc.,
9.75%, 05/15/14	950,000	641,250
Lender Processing Services, Inc.,
8.13%, 07/01/16	975,000	1,018,875
Nuveen Investments, Inc.,
10.50%, 11/15/15(d)	1,900,000	1,653,000

		9,142,643

Food & Beverage 5.8%
ARAMARK Corp.,
8.50%, 02/01/15	2,500,000	2,534,375
ASG Consolidated LLC,
11.50%, 11/01/11(e)(f)	375,000	365,625
B&G Foods, Inc.
8.00%, 10/01/11	1,100,000	1,119,250
12.00%, 10/30/16	277,420	260,775
Constellation Brands, Inc.,
8.38%, 12/15/14	1,250,000	1,309,375
Dean Foods Co.,
7.00%, 06/01/16	1,050,000	1,005,375
Del Monte Corp.,
7.50%, 10/15/19(d)	525,000	532,875
M-Foods Holdings, Inc.,
9.75%, 10/01/13(d)	650,000	671,125
Michael Foods, Inc.,
8.00%, 11/15/13	1,201,000	1,225,020
Pilgrim’s Pride Corp.,
8.38%, 05/01/17*(g)	1,150,000	1,267,875
Pinnacle Foods Finance LLC
9.25%, 04/01/15	1,000,000	1,020,000
10.63%, 04/01/17	650,000	667,062
Reddy Ice Holdings, Inc.,
10.50%, 11/01/12(e)(f)	1,350,000	1,042,875
Smithfield Foods, Inc.
7.75%, 05/15/13	575,000	514,625
10.00%, 07/15/14(d)	625,000	659,375
7.75%, 07/01/17	900,000	744,750
Tyson Foods, Inc.,
10.50%, 03/01/14	700,000	796,250

		15,736,607

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc.,
10.38%, expired maturity (a)(g)	100,000	—

Gaming 6.3%
Ameristar Casinos, Inc.
9.25%, 06/01/14(d)	1,025,000	1,068,563
11.00%, 06/15/14(d)	975,000	872,625
Fontainebleau Las Vegas Holdings LLC,
10.25%, 06/15/15*(d)(g)	975,000	31,688
Global Cash Access LLC,
8.75%, 03/15/12	1,025,000	1,019,875
Great Canadian Gaming Corp.,
7.25%, 02/15/15(d)	950,000	907,250
Harrah’s Operating Co., Inc.,
11.25%, 06/01/17(d)	375,000	380,625
Harrahs Operating Escrow LLC,
11.25%, 06/01/17(d)	725,000	748,562
Herbst Gaming, Inc.,
7.00%, 11/15/14*(b)(g)(h)	850,000	34,531
Indianapolis Downs LLC & Capital Corp.,
11.00%, 11/01/12(d)	1,450,000	862,750
Indianapolis Downs LLC & Capital Corp. PIK,
15.50%, 11/01/13(d)	219,008	93,078
Jacobs Entertainment, Inc.,
9.75%, 06/15/14	1,025,000	939,156
MGM Mirage, Inc.
13.00%, 11/15/13(d)	150,000	172,500
5.88%, 02/27/14	1,300,000	1,027,000
10.38%, 05/15/14(d)	125,000	134,063
7.50%, 06/01/16	1,350,000	1,053,000
11.13%, 11/15/17(d)	200,000	219,500
11.38%, 03/01/18(d)	800,000	756,000
MGM Mirage, Inc. ,
8.38%, 02/01/11	700,000	651,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Gaming (continued)
Peninsula Gaming LLC
8.38%, 08/15/15(d)	$400,000	$402,000
10.75%, 08/15/17(d)	900,000	909,000
Penn National Gaming, Inc.
6.75%, 03/01/15	500,000	481,250
8.75%, 08/15/19(d)	800,000	806,000
San Pasqual Casino,
8.00%, 09/15/13(d)	725,000	703,250
Shingle Springs Tribal Gaming Authority,
9.38%, 06/15/15(d)	1,020,000	739,500
Tunica-Biloxi Gaming Authority,
9.00%, 11/15/15(d)	575,000	520,375
Wynn Las Vegas LLC,
6.63%, 12/01/14	1,275,000	1,236,750
Yonkers Racing Corp.,
11.38%, 07/15/16(d)	425,000	444,125

		17,214,016

Healthcare 9.9%
Accellent, Inc.,
10.50%, 12/01/13	1,050,000	1,008,000
AMR Holding Co., Inc.,
10.00%, 02/15/15	1,250,000	1,328,125
Bausch & Lomb, Inc.,
9.88%, 11/01/15	750,000	789,375
Biomet, Inc.,
11.63%, 10/15/17	2,675,000	2,929,125
Bio-Rad Laboratories, Inc.
6.13%, 12/15/14	525,000	513,187
8.00%, 09/15/16(d)	375,000	390,000
CRC Health Corp.,
10.75%, 02/01/16	875,000	616,875
Fresenius US Finance II, Inc.,
9.00%, 07/15/15(d)	1,000,000	1,095,000
HCA, Inc.
9.25%, 11/15/16	1,275,000	1,321,219
9.63%, 11/15/16	3,050,000	3,179,625
9.88%, 02/15/17(d)	1,050,000	1,118,250
7.88%, 02/15/20(d)	625,000	628,906
7.50%, 11/06/33	650,000	506,205
Inverness Medical Innovations, Inc.
7.88%, 02/01/16	500,000	485,000
9.00%, 05/15/16	800,000	797,000
National Mentor Holdings, Inc. ,
11.25%, 07/01/14	1,125,000	1,077,188
Omnicare, Inc.
6.13%, 06/01/13	250,000	241,875
6.88%, 12/15/15	950,000	916,750
Psychiatric Solutions, Inc.,
7.75%, 07/15/15(d)	225,000	212,625
United Surgical Partners International, Inc.,
9.25%, 05/01/17	1,300,000	1,241,500
Universal Hospital Services, Inc.,
4.64%, 06/01/15(e)	375,000	319,688
Universal Hospital Services, Inc.,
8.50%, 06/01/15	750,000	738,750
Vanguard Health Holding Co. I LLC,
0.00%, 10/01/15(e)(f)	300,000	313,500
Vanguard Health Holding Co. II LLC,
9.00%, 10/01/14	975,000	999,375
Ventas Realty LP
7.13%, 06/01/15	450,000	448,875
6.50%, 06/01/16	725,000	706,875
Viant Holdings, Inc.,
10.13%, 07/15/17(d)	1,410,000	1,346,550
VWR Funding, Inc. PIK,
11.25%, 07/15/15	1,825,000	1,674,437

		26,943,880

Industrial — Other 4.5%
ALH Finance LLC,
8.50%, 01/15/13	1,075,000	1,026,625
American Tire Distributors, Inc.,
10.75%, 04/01/13	475,000	437,000
Baker & Taylor, Inc.,
11.50%, 07/01/13(d)	1,000,000	402,500
Baldor Electric Co.,
8.63%, 02/15/17	500,000	510,000
Belden, Inc.,
7.00%, 03/15/17	375,000	358,594
Education Management LLC,
10.25%, 06/01/16	1,775,000	1,979,125
ESCO Corp.
4.17%, 12/15/13(d)(e)	250,000	226,250
8.63%, 12/15/13(d)	500,000	492,500
General Cable Corp.,
5.18%, 04/01/17(e)	1,650,000	1,625,250
Hawk Corp.,
8.75%, 11/01/14	625,000	632,812
Knowledge Learning Corp.,
7.75%, 02/01/15(d)	1,025,000	994,250
Mueller Water Products, Inc.,
7.38%, 06/01/17	325,000	284,781
Reliance Intermediate Holdings LP,
9.50%, 12/15/19(d)	1,050,000	1,042,125
Sensus Metering Systems, Inc.,
8.63%, 12/15/13	725,000	721,375
SPX Corp.,
7.63%, 12/15/14	950,000	961,875
Valmont Industries, Inc.,
6.88%, 05/01/14	525,000	536,813

		12,231,875

Lodging 0.6%
Host Hotels & Resorts LP
7.13%, 11/01/13	450,000	446,625
6.88%, 11/01/14	800,000	786,000
6.38%, 03/15/15	350,000	333,375

		1,566,000

Media — Cable 1.8%
CCH II LLC,
10.25%, 09/15/10*(g)	525,000	593,250
CCO Holdings LLC,
8.75%, 11/15/13*(g)	1,225,000	1,249,500
Kabel Deutschland GmbH,
10.63%, 07/01/14	1,400,000	1,480,500
Videotron Ltee
6.38%, 12/15/15	325,000	312,000
9.13%, 04/15/18(d)	200,000	217,500
Virgin Media Finance PLC,
9.50%, 08/15/16	1,075,000	1,136,812

		4,989,562

Media — Non-Cable 8.6%
Affinity Group Holding, Inc.,
10.88%, 02/15/12*(g)	869,758	352,252
Affinity Group, Inc.,
9.00%, 02/15/12	425,000	295,375
Dex Media West LLC,
9.88%, 08/15/13*(g)	1,216,000	221,920
Dex Media, Inc.,
8.93%, 11/15/13*(g)	600,000	105,000
DISH DBS Corp.,
6.63%, 10/01/14	1,750,000	1,706,250
Fox Acquisition Sub LLC,
13.38%, 07/15/16(d)	1,150,000	736,000
Idearc Inc,
8.00%, 11/15/16*(g)	1,375,000	68,750
Intelsat Intermediate Holding Co. Ltd.,
0.00%, 02/01/15(e)(f)	2,450,000	2,456,125
Intelsat Jackson Holdings Ltd.,
11.25%, 06/15/16	2,975,000	3,198,125
Interpublic Group Cos., Inc.,
10.00%, 07/15/17(d)	850,000	922,250
Lamar Media Corp.
7.25%, 01/01/13	200,000	197,750
9.75%, 04/01/14	100,000	108,750
6.63%, 08/15/15	1,725,000	1,587,000
MediMedia USA, Inc.,
11.38%, 11/15/14(d)	1,550,000	1,123,750
Newport Television LLC PIK,
13.00%, 03/15/17(d)	1,229,062	430,172
Nexstar Broadcasting, Inc.,
7.00%, 01/15/14	450,000	227,250
Nexstar Broadcasting, Inc. PIK,
0.50%, 01/15/14(d)	916,803	462,986
Nielsen Finance Co. LLC
11.63%, 02/01/14*	1,000,000	1,060,000
11.50%, 05/01/16	525,000	553,875
0.00%, 08/01/16(e)(f)	475,000	376,437
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Media — Non-Cable (continued)
Quebecor Media, Inc.,
7.75%, 03/15/16	$1,025,000	$1,019,875
QVC, Inc.,
7.50%, 10/01/19(d)	500,000	503,125
R.H. Donnelley Corp.
8.88%, 01/15/16*(g)	775,000	48,437
8.88%, 10/15/17*(g)	1,250,000	78,125
Rainbow National Services LLC,
10.38%, 09/01/14(d)	1,675,000	1,771,312
Reader’s Digest Association, Inc. (The),
9.00%, 02/15/17*(g)	1,525,000	30,500
SGS International, Inc.,
12.00%, 12/15/13	1,675,000	1,490,750
Truvo Subsidiary Corp.,
8.38%, 12/01/14(b)(d)	1,175,000	324,594
Umbrella Acquisition, Inc. PIK,
10.50%, 03/15/15(d)(e)	1,026,187	795,295
Univision Communications, Inc.,
12.00%, 07/01/14(d)	125,000	135,000
XM Satellite Radio, Inc.
11.25%, 06/15/13(d)	75,000	78,750
13.00%, 08/01/13(d)	800,000	788,000

		23,253,780

Metals & Mining 1.2%
Aleris International, Inc.
9.00%, 12/15/14*(g)	600,000	660
10.00%, 12/15/16*(g)	475,000	523
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	1,175,000	1,251,649
Teck Resources Ltd.
9.75%, 05/15/14	275,000	303,875
10.25%, 05/15/16	1,225,000	1,390,375
10.75%, 05/15/19	325,000	379,437

		3,326,519

Packaging 1.7%
Berry Plastics Corp.,
8.88%, 09/15/14	1,025,000	981,438
Crown Americas LLC
7.75%, 11/15/15	775,000	792,437
7.63%, 05/15/17(d)	750,000	761,250
Greif, Inc.,
7.75%, 08/01/19(d)	125,000	129,375
Owens-Brockway Glass Container, Inc.
8.25%, 05/15/13	800,000	822,000
7.38%, 05/15/16	650,000	663,000
Russell-Stanley Holdings, Inc.,
9.00%, expired maturity *(a)(b)(d)(g)	14,589	—
Sealed Air Corp.,
7.88%, 06/15/17(d)	200,000	211,203
Solo Cup Co.,
10.50%, 11/01/13(d)	125,000	133,125

		4,493,828

Paper 2.0%
Clearwater Paper Corp.,
10.63%, 06/15/16(d)	225,000	244,406
Georgia-Pacific LLC,
8.25%, 05/01/16(d)	1,000,000	1,042,500
Graphic Packaging International, Inc.
9.50%, 08/15/13	1,425,000	1,474,875
9.50%, 06/15/17(d)	175,000	186,812
NewPage Corp.
10.00%, 05/01/12	500,000	332,500
12.00%, 05/01/13	1,125,000	531,563
11.38%, 12/31/14(d)	325,000	320,937
PE Paper Escrow GmbH,
12.00%, 08/01/14(d)	125,000	135,248
Rock-Tenn Co.
9.25%, 03/15/16(d)	900,000	967,500
Verso Paper Holdings LLC,
11.50%, 07/01/14(d)	200,000	206,000

		5,442,341

Restaurants 1.0%
Dave & Buster’s, Inc.,
11.25%, 03/15/14	900,000	906,750
NPC International, Inc.,
9.50%, 05/01/14	1,150,000	1,155,750
Seminole Hard Rock Entertainment, Inc.,
2.80%, 03/15/14(d)(e)	900,000	729,000

		2,791,500

Retailers 4.6%
Dollar General Corp.,
11.88%, 07/15/17	1,400,000	1,582,000
General Nutrition Centers, Inc.,
5.18%, 03/15/14(e)	1,850,000	1,646,500
JC Penney Corp., Inc.,
7.40%, 04/01/37	350,000	313,250
Limited Brands, Inc.,
8.50%, 06/15/19(d)	900,000	943,076
Macy’s Retail Holdings, Inc.
6.65%, 07/15/24	150,000	119,044
7.00%, 02/15/28	225,000	178,641
6.90%, 04/01/29	275,000	218,313
6.90%, 01/15/32	125,000	97,342
NBC Acquisition Corp.,
11.00%, 03/15/13(e)(f)	1,000,000	585,000
Nebraska Book Co., Inc.
10.00%, 12/01/11(d)	675,000	673,312
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Retailers (continued)
8.63%, 03/15/12	$1,450,000	$1,279,625
Penske Auto Group, Inc.,
7.75%, 12/15/16	650,000	602,875
Sally Holdings, Inc.,
10.50%, 11/15/16	1,325,000	1,387,937
Toys “R” Us, Inc.,
10.75%, 07/15/17(d)	1,075,000	1,161,000
Yankee Acquisition Corp.
8.50%, 02/15/15	575,000	543,375
9.75%, 02/15/17	1,350,000	1,245,375

		12,576,665

Services 2.2%
Ceridian Corp.,
11.25%, 11/15/15	1,175,000	1,058,969
KAR Holdings, Inc.,
10.00%, 05/01/15	1,700,000	1,717,000
West Corp.
9.50%, 10/15/14	1,575,000	1,551,375
11.00%, 10/15/16	1,750,000	1,745,625

		6,072,969

Specialty Retail 0.0%
US Office Products Co.,
9.75%, expired maturity (a)(g)	455,359	—

Supermarkets 0.4%
SUPERVALU, Inc.,
8.00%, 05/01/16	925,000	962,000

Technology 4.7%
Activant Solutions, Inc.,
9.50%, 05/01/16	1,100,000	990,000
Compucom Systems, Inc.,
12.50%, 10/01/15(d)	1,450,000	1,359,375
First Data Corp.,
9.88%, 09/24/15	875,000	812,656
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	875,000	673,750
Freescale Semiconductor, Inc. PIK,
9.88%, 12/15/14(e)	682,093	474,055
Open Solutions, Inc.,
9.75%, 02/01/15(d)	450,000	313,312
Seagate Technology International,
10.00%, 05/01/14(d)	250,000	274,375
Serena Software, Inc.,
10.38%, 03/15/16	975,000	926,250
Smart Modular Technologies (WWH), Inc.,
6.10%, 04/01/12(e)	405,000	362,475
SS&C Technologies, Inc.,
11.75%, 12/01/13	1,000,000	1,056,250
Stream Global Services, Inc.,
11.25%, 10/01/14(d)	950,000	919,125
SunGard Data Systems, Inc.
9.13%, 08/15/13	1,270,000	1,289,050
10.63%, 05/15/15(d)	225,000	239,625
10.25%, 08/15/15	1,650,000	1,691,250
Terremark Worldwide, Inc.,
12.00%, 06/15/17(d)	950,000	1,040,250
Unisys Corp.,
12.50%, 01/15/16	475,000	413,250

		12,835,048

Textile 0.3%
Phillips-Van Heusen Corp.,
8.13%, 05/01/13	875,000	894,688

Textiles, Apparel & Luxury Goods 0.0%
Glenoit Corp.,
11.00%, expired maturity *(a)(g)	125,000	—

Tobacco 0.5%
Alliance One International, Inc.
10.00%, 07/15/16(d)	925,000	959,688
Reynolds American, Inc.,
7.75%, 06/01/18	375,000	409,892

		1,369,580

Transportation 1.7%
CEVA Group PLC
10.00%, 09/01/14(d)	1,100,000	984,500
11.63%, 10/01/16(d)	125,000	121,409
Hertz Corp.
8.88%, 01/01/14	700,000	710,500
10.50%, 01/01/16	1,050,000	1,097,250
Holt Group, Inc. (The),
9.75%, expired maturity *(a)(g)	50,000	—
Kansas City Southern Railway Co.
13.00%, 12/15/13	400,000	462,000
8.00%, 06/01/15	375,000	384,375
Stena AB,
7.50%, 11/01/13	825,000	769,312

		4,529,346

Utility — Electric 2.7%
Dynegy Holdings, Inc.,
7.75%, 06/01/19	1,325,000	1,136,188
Edison Mission Energy,
7.75%, 06/15/16	1,125,000	990,000
Energy Future Holdings Corp.,
10.88%, 11/01/17	250,000	190,000
FPL Energy National Wind Portfolio LLC,
6.13%, 03/25/19(d)	302,603	276,608
NRG Energy, Inc.
7.38%, 02/01/16	1,100,000	1,067,000
7.38%, 01/15/17	1,075,000	1,042,750
NV Energy, Inc.,
6.75%, 08/15/17	800,000	788,244
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Utility — Electric (continued)
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	$2,725,000	$1,975,625

		7,466,415

Utility — Natural Gas 3.0%
Amerigas Partners LP,
7.25%, 05/20/15	775,000	759,500
AmeriGas Partners LP,
7.13%, 05/20/16	875,000	844,375
Holly Energy Partners LP,
6.25%, 03/01/15	1,475,000	1,357,000
Inergy LP,
6.88%, 12/15/14	1,750,000	1,680,000
MarkWest Energy Partners LP,
8.75%, 04/15/18	1,525,000	1,525,000
Regency Energy Partners LP
8.38%, 12/15/13	1,275,000	1,294,125
9.38%, 06/01/16(d)	225,000	235,125
Southern Star Central Corp.,
6.75%, 03/01/16	600,000	576,000

		8,271,125

Wireless Communications 5.8%
CC Holdings GS V LLC,
7.75%, 05/01/17(d)	775,000	806,000
Centennial Communications Corp.
6.35%, 01/01/13(e)	1,200,000	1,176,000
10.13%, 06/15/13	550,000	569,250
Digicel Group Ltd.
12.00%, 04/01/14(d)	300,000	336,000
8.88%, 01/15/15(d)	1,075,000	1,005,125
9.88%, 01/15/15(d)	896,000	842,240
Digicel Ltd.,
9.25%, 09/01/12(d)	925,000	943,500
MetroPCS Wireless, Inc.
9.25%, 11/01/14	2,225,000	2,286,187
Nextel Communications, Inc.,
7.38%, 08/01/15	1,675,000	1,511,688
SBA Telecommunications, Inc.
8.00%, 08/15/16(d)	200,000	205,500
8.25%, 08/15/19(d)	225,000	232,875
Sprint Capital Corp.,
6.90%, 05/01/19	3,575,000	3,217,500
Sprint Nextel Corp.
6.00%, 12/01/16	1,125,000	1,009,688
8.38%, 08/15/17	675,000	675,000
Wind Acquisition Finance SA,
11.75%, 07/15/17(d)	925,000	1,047,562

		15,864,115

Wireline Communications 0.5%
Qwest Corp.,
8.88%, 03/15/12	700,000	740,250
Valor Telecommunications Enterprises Finance Corp.,
7.75%, 02/15/15	650,000	666,740

		1,406,990

Total Corporate Bonds (cost $266,788,652)		257,685,428

Warrants 0.0%

	Number of	Market
	Warrants	Value

Media — Non-Cable 0.0%
Sirius XM Radio, Inc., expiring 3/15/2010*	300	54
Ziff Davis Holdings Media, Inc., expiring 8/12/2012*(a)(b)(d)	2,200	—
Total Warrants (cost $40,690)		54

Yankee Dollars 0.8%

	Principal	Market
	Amount	Value

Lodging 0.4%
Royal Caribbean Cruises Ltd.
7.00%, 06/15/13	875,000	837,813
7.25%, 06/15/16	300,000	279,000

		1,116,813

Technology 0.4%

Seagate Technology HDD Holdings,
6.80%, 10/01/16	975,000	899,437

Total Yankee Dollars (cost $2,093,134)		2,016,250

Mutual Fund 2.1%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27%(i)	5,685,043	5,685,043

Total Mutual Fund (cost $5,685,043)		$5,685,043

Total Investments (cost $276,643,148) (j) — 98.3%		267,305,243

Other assets in excess of liabilities — 1.7%		4,746,750

NET ASSETS — 100.0%		$272,051,993

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	Perpetual bond security. The maturity date reflects the next call date.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $69,607,922 which represents 25.59% of net assets.

(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2009.

(g)	Security in default.

(h)	Restricted Security.

(i)	Represents 7-day effective yield as of September 30, 2009.

(j)	At September 30, 2009, the tax basis cost of the Fund’s investments was $278,079,419, tax unrealized appreciation and depreciation were $14,720,628 and $(25,494,804), respectively.

AB	Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PIK	Paid-In-Kind

PLC	Public Limited Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Federated NVIT High Income Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$78,648	$—	$—	$78,648
Convertible Corporate Bond	—	1,445,500	—	1,445,500
Corporate Bonds	—	257,685,360	68	257,685,428
Mutual Fund	5,685,043	—	—	5,685,043
Preferred Stocks	—	394,320	—	394,320
Warrants	54	—	—	54
Yankee Dollars	—	2,016,250	—	2,016,250

Total Assets	5,763,745	261,541,430	68	267,305,243

Total	$5,763,745	$261,541,430	$68	$267,305,243

Amounts designated as “—” are zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Corporate
	Common Stocks	Preferred Stocks	Bonds	Warrants

Balance as of 12/31/2008	$—	$328,381	$—	$—
Accrued Accretion/(Amortization)	—	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	(87,924)	—	—
Net Purchases/(Sales)	—	—	—	—
Transfers In/(Out) of Level 3	—	(240,947)	68	—

Balance as of 9/30/09	$—	$—	$68	$—

Changes in unrealized gains (losses) relating to assets and liabilities still held as of September 30, 2009	$—	$—	$—	$—

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund
Common Stocks 87.1%

		Market
	Shares	Value

BRAZIL 12.0%
Beverages 0.0%
Cia de Bebidas das Americas	86	$7,088

Commercial Banks 1.7%
Itau Unibanco Holding SA ADR	172,894	3,483,814

Diversified Financial Services 1.1%
BM&F Bovespa SA	306,700	2,266,145

Diversified Telecommunication Services 1.0%
Tele Norte Leste Participacoes SA ADR	110,727	2,080,560

Electric Utilities 0.5%
CPFL Energia SA ADR	20,600	1,112,606

Household Durables 1.0%
Cyrela Brazil Realty SA	155,300	2,032,856

Independent Power Producers & Energy Traders 0.4%
MPX Energia SA	75,000	838,225

Metals & Mining 1.0%
Cia Siderurgica Nacional SA ADR	44,265	1,354,509

Companhia Siderurgica Nacional SA ADR	21,858	668,855

		2,023,364

Oil, Gas & Consumable Fuels 4.3%
Petroleo Brasileiro SA	13,800	317,191
Petroleo Brasileiro SA ADR	190,394	8,739,085

		9,056,276

Transportation Infrastructure 1.0%
Companhia de Concessoes Rodoviarias	116,798	2,017,396

		24,918,330

CHINA 11.1%
Commercial Banks 3.7%
Bank of Communications Co., Ltd., H Shares(a)	1,510,000	1,830,744
China Construction Bank Corp., H Shares(a)	4,847,000	3,855,519
China Merchants Bank Co. Ltd., H Shares(a)(b)	910,500	2,020,911

		7,707,174

Construction & Engineering 0.6%
China Railway Group Ltd., H Shares*(a)	1,563,000	1,337,564

Electrical Equipment 0.6%
Suntech Power Holdings Co. Ltd. ADR*	88,100	1,339,120

Food Products 0.5%
Want Want China Holdings Ltd.(a)	1,740,000	1,021,627

Internet Software & Services 0.8%
NetEase.com, Inc. ADR*	35,564	1,624,563

Marine 0.7%
China Shipping Development Co., Ltd., H Shares(a)	1,178,000	1,478,782

Metals & Mining 0.6%
Angang Steel Co., Ltd., H Shares(a)(b)	704,000	1,314,014

Oil, Gas & Consumable Fuels 1.7%
China Coal Energy Co., H Shares(a)	1,259,000	1,634,504
PetroChina Co., Ltd., H Shares(a)	1,575,800	1,788,559

		3,423,063

Real Estate Management & Development 1.0%
Sino-Ocean Land Holdings Ltd.(a)	2,232,328	2,012,449

Textiles, Apparel & Luxury Goods 0.9%
Li Ning Co., Ltd.(a)(b)	577,000	1,769,740

		23,028,096

CZECH 0.9%
Electric Utilities 0.9%
CEZ AS(a)	34,710	1,863,901

EGYPT 1.2%
Commercial Banks 0.3%
Commercial International Bank(a)	51,638	537,199

Diversified Telecommunication Services 0.9%
Telecom Egypt GDR	114,387	1,887,385

		2,424,584

HONG KONG 7.1%
Automobiles 0.9%
Denway Motors Ltd.(a)	4,331,900	1,920,506

Electronic Equipment, Instruments & Components 1.1%
Kingboard Chemical Holdings Ltd.(a)	588,000	2,224,839

Food Products 0.4%
China Agri-Industries Holdings Ltd.(a)	855,000	796,554

Independent Power Producers & Energy Traders 0.8%
China Resources Power Holdings Co., Ltd.(a)	763,200	1,767,384

Marine 0.3%
Pacific Basin Shipping Ltd.(a)	967,000	633,650

Oil, Gas & Consumable Fuels 0.9%
CNOOC Ltd.(a)	1,373,300	1,851,464

Real Estate Management & Development 0.4%
SRE Group Ltd.*(a)(b)	9,684,000	946,872

Specialty Retail 0.7%
GOME Electrical Appliances Holdings Ltd.*(a)(b)	5,199,000	1,382,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund (Continued)
Common Stocks (continued)

		Market
	Shares	Value

HONG KONG (continued)
Wireless Telecommunication Services 1.6%
China Mobile Ltd.(a)	333,200	$3,263,441

		14,787,124

HUNGARY 1.0%
Commercial Banks 1.0%
OTP Bank PLC*(a)	70,587	2,032,453

INDIA 3.5%
Automobiles 0.7%
Maruti Suzuki India Ltd.(a)	41,001	1,443,527

Commercial Banks 0.4%
Axis Bank Ltd.(a)	36,819	750,373

IT Services 0.9%
Mphasis Ltd.(a)	132,190	1,822,810

Metals & Mining 0.7%
Sesa Goa Ltd.(a)	252,427	1,386,626

Real Estate Management & Development 0.8%
DLF Ltd.(a)	191,900	1,738,694

		7,142,030

INDONESIA 1.9%
Commercial Banks 0.8%
Bank Central Asia Tbk PT(a)	3,628,500	1,727,643

Oil, Gas & Consumable Fuels 1.1%
Bumi Resources Tbk PT(a)	6,740,000	2,222,310

		3,949,953

KAZAKHSTAN 1.7%
Oil, Gas & Consumable Fuels 1.7%
KazMunaiGas Exploration Production GDR(a)	151,700	3,404,154

MALAYSIA 0.7%
Wireless Telecommunication Services 0.7%
Axiata Group Berhad*(a)	1,712,500	1,530,392

MEXICO 5.7%
Food & Staples Retailing 0.7%
Walmart de Mexico SAB de CV	452,968	1,570,638

Metals & Mining 1.9%
Grupo Mexico SAB de CV, Series B*(b)	1,410,464	2,600,011
Industrias CH SAB de CV, Series B*(b)	380,001	1,331,988

		3,931,999

Real Estate 1.0%
Urbi Desarrolloas Urbanos, SA de CV*	995,227	2,017,442

Wireless Telecommunication Services 2.1%
America Movil SAB de CV ADR, Series L	99,509	4,361,479

		11,881,558

MOROCCO 0.5%
Real Estate Management & Development 0.5%
Compagnie Generale Immobiliere(a)	4,085	997,048

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	13,400	1,041,984

PHILIPPINES 0.7%
Real Estate Management & Development 0.7%
Megaworld Corp.(a)	42,865,300	1,350,487

POLAND 1.0%
Metals & Mining 1.0%
KGHM Polska Miedz SA(a)	67,598	2,052,335

RUSSIA 6.3%
Automobiles 0.7%
Sollers*(a)	99,980	1,404,678

Chemicals 0.6%
Uralkali GDR*(a)	68,088	1,291,067

Commercial Banks 0.4%
Sberbank of Russian Federation	390,976	785,529

Electric Utilities 0.0%
RusHydro*(a)	1,750,557	61,558

Metals & Mining 1.6%
Evraz Group SA GDR*(a)	56,297	1,472,951
JSC MMC Norilsk Nickel ADR*(a)	155,500	1,936,006

		3,408,957

Oil, Gas & Consumable Fuels 3.0%
Gazprom OAO ADR(a)	141,615	3,308,612
Rosneft Oil Co. GDR(a)	372,683	2,814,040

		6,122,652

		13,074,441

SOUTH AFRICA 5.1%
Capital Markets 0.3%
Investec Ltd.(a)	88,233	674,676

Commercial Banks 1.3%
Standard Bank Group Ltd.(a)	200,100	2,597,520

Food & Staples Retailing 0.9%
Shoprite Holdings Ltd.(a)	232,600	1,921,360

Metals & Mining 1.7%
Impala Platinum Holdings Ltd.(a)	80,007	1,873,517
Kumba Iron Ore Ltd.(a)(b)	47,168	1,561,972

		3,435,489

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund (Continued)
Common Stocks (continued)

		Market
	Shares	Value

SOUTH AFRICA (continued)
Wireless Telecommunication Services 0.9%
MTN Group Ltd.(a)	112,448	$1,834,440

		10,463,485

SOUTH KOREA 12.6%
Automobiles 1.8%
Hyundai Motor Co.(a)	39,926	3,768,906

Commercial Banks 2.4%
KB Financial Group, Inc. ADR*	55,052	2,833,526
Shinhan Financial Group Co., Ltd.*(a)	52,290	2,083,978

		4,917,504

Construction & Engineering 0.9%
Daelim Industrial Co., Ltd.(a)	18,619	1,137,645
GS Engineering & Construction Corp.(a)	9,702	755,237

		1,892,882

Industrial Conglomerates 1.1%
LG Corp.(a)	33,195	2,217,588

Machinery 0.7%
Samsung Heavy Industries Co., Ltd.(a)	70,610	1,527,908

Metals & Mining 1.4%
POSCO(a)	7,217	2,988,197

Oil, Gas & Consumable Fuels 0.5%
SK Energy Co., Ltd.(a)	8,838	941,101

Semiconductors & Semiconductor Equipment 3.8%
Samsung Electronics Co., Ltd.(a)	11,458	7,910,484

		26,164,570

TAIWAN 9.0%
Chemicals 0.7%
TSRC Corp.(a)	1,240,000	1,422,563

Commercial Banks 0.8%
Chinatrust Financial Holding Co., Ltd.(a)	2,677,405	1,728,110

Computers & Peripherals 3.0%
Compal Electronics, Inc.(a)	1,963,000	2,275,762
Lite-On Technology Corp.(a)	1,756,000	2,293,943
Wistron Corp.(a)	887,000	1,645,719

		6,215,424

Electronic Equipment, Instruments & Components 2.1%
Hon Hai Precision Industry Co., Ltd.(a)	1,028,925	4,108,553
Nan Ya Printed Circuit Board Corp.(a)	48,880	168,925

		4,277,478

Metals & Mining 0.4%
China Steel Corp.(a)	1,000,399	927,140

Semiconductors & Semiconductor Equipment 2.0%
Powertech Technology, Inc.(a)	475,000	1,423,272
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,325,909	2,623,975

		4,047,247

		18,617,962

THAILAND 3.1%
Commercial Banks 0.5%
Kasikornbank PCL(a)	384,600	1,009,103

Oil, Gas & Consumable Fuels 1.9%
Banpu PCL NVDR(a)	195,315	2,499,914
PTT Exploration & Production NVDR(a)	319,200	1,373,104

		3,873,018

Real Estate Management & Development 0.7%
Preuksa Real Estate PCL(a)	4,449,300	1,551,995

		6,434,116

TURKEY 1.5%
Commercial Banks 1.5%
Turkiye Garanti Bankasi AS(a)	834,916	3,171,676

Total Common Stocks (cost $161,860,143)		180,330,679

Preferred Stocks 3.7%

		Market
	Shares	Value

BRAZIL 3.7%
Food & Staples Retailing 1.1%
Companhia Brasileira de Distribuicao Grupo Poa de Acucar	39,437	2,220,303

Metals & Mining 2.6%
Vale SA , Class A	263,209	5,440,683

Total Preferred Stocks (cost $6,537,448)		7,660,986

Corporate Bond 0.0%

	Principal	Market
	Amount	Value

BRAZIL 0.0%
Metals & Mining —%
Vale SA,
0.00%, 12/31/49(a)(c)(d)	$20,000	—

Total Corporate Bond (cost $(9))		—

Participation Notes 1.6%

	Principal	Market
	Amount	Value

JERSEY 0.9%*
Diversified Financial Services 0.9%
JP Morgan International Derivatives Ltd. *(a)	68,389	1,873,820

NETHERLANDS 0.7%*
Diversified Financial Services 0.7%
JP Morgan Structured Products BV*(a)	400	18,307
JP Morgan Structured Products BV*(a)	900	24,659
JP Morgan Structured Products BV *(a)	32,006	1,464,838

		1,507,804

Total Participation Notes (cost $2,808,790)		3,381,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund (Continued)
Warrants 3.7%

	Number of	Market
	Warrants	Value

GERMANY 1.5%
Commercial Banks 1.5%
Deutsche Bank AG — Great Winchester Warrant , expiring 1/15/2018*(a)	358,494	$3,093,087

IRELAND 0.8%
Construction Materials 0.8%
Morgan Stanley Asia Products - Grasim Industries Limited, expiring 10/22/2012*(a)	27,428	1,581,450

LUXEMBOURG 0.5%
Real Estate Management & Development 0.5%
Deutsche Bank AG London - Indiabulls Real Estate Limited, expiring 3/27/2017*(a)(e)	178,400	1,007,985

UNITED ARAB EMIRATES 0.6%
Diversified Financial Services 0.6%
Deutsche Bank AG London — Dubai Financial Market, expiring 5/2/2017*(a)	1,885,706	1,221,901

UNITED KINGDOM 0.3%
Commercial Banks 0.3%
Deutsche Bank AG — Great Winchester Warrant, expiring 9/7/2017*(a)	34,668	709,972

UNITED STATES 0.0%
Commercial Banks 0.0%
DB London/DB Zurich, expiring 1/15/2018*(a)	4,500	38,826

Total Warrants (cost $5,508,596)		7,653,221

Mutual Fund 1.8%

		Market
	Shares	Value

Money Market Fund 1.8%
AIM Liquid Assets Portfolio, 0.27%(f)	3,809,129	3,809,129

Total Mutual Fund (cost $3,809,129)		3,809,129

Repurchase Agreements 2.0%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $1,584,922, collateralized by U.S. Government Agency Mortgages 3.92% - 6.50%, maturing 01/01/09 - 01/01/48; total market value of $1,616,617 (g)	$1,584,919	1,584,919
Barclays Capital, 0.05%, dated 09/30/09, due 10/01/09, repurchase price $2,500,003, collateralized by U.S. Government Agency Securities 2.38% - 3.75%, maturing 08/31/14 - 11/15/18; total market value of $2,550,000 (g)	2,500,000	2,500,000

Total Repurchase Agreements (cost $4,084,919)		4,084,919

Total Investments (cost $184,609,016) (h) — 99.9%		206,920,558

Other assets in excess of liabilities — 0.1%		205,533

NET ASSETS — 100.0%		$207,126,091

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $3,761,246.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(d)	Perpetual bond security. The maturity date reflects the next call date.

(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $1,007,985 which represents 0.49% of net assets.

(f)	Represents 7-day effective yield as of September 30, 2009.

(g)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $4,084,919.

(h)	At September 30, 2009, the tax basis cost of the Fund’s investments was $195,340,973, tax unrealized appreciation and depreciation were $26,010,987 and $(14,431,402), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

MTN	Medium Term Note

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA de CV	Public Traded Company with Variable Capital
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Hong Kong Dollar	10/05/09	(1,684,870)	$(217,391)	$(217,405)	$(14)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund (Continued)
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$43,594,647	$136,736,032	$—	$180,330,679
Corporate Bond	—	—	—	—
Mutual Fund	3,809,129	—	—	3,809,129
Participation Notes	—	3,381,624	—	3,381,624
Preferred Stocks	7,660,986	—	—	7,660,986
Repurchase Agreements	—	4,084,919	—	4,084,919
Warrants	—	7,653,221	—	7,653,221

Total Assets	55,064,762	151,855,796	—	206,920,558

Liabilities:
Forward Currency Contracts	—	(14)	—	(14)

Total Liabilities	—	—	—	(14)

Total	$55,064,762	$151,855,782	$—	$206,920,544

Amounts designated as “—” which may include fair valued securities valued at zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Bond
Balance as of 12/31/2008	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 9/30/2009	$—

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Developing Markets Fund (Continued)
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value

Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

Liabilities:

Interest rate contracts	$—
Foreign exchange contracts	(14)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$(14)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund
Common Stocks 89.4%

		Market
	Shares	Value

BRAZIL 12.6%
Beverages 0.0%
Cia de Bebidas das Americas	109	$8,983

Commercial Banks 1.8%
Itau Unibanco Holding SA ADR	195,989	3,949,178

Diversified Financial Services 1.2%
BM&F Bovespa SA	348,000	2,571,303

Diversified Telecommunication Services 1.0%
Tele Norte Leste Participacoes SA ADR	124,532	2,339,956

Electric Utilities 0.6%
CPFL Energia SA ADR	23,000	1,242,230

Household Durables 1.0%
Cyrela Brazil Realty SA	174,700	2,286,799

Independent Power Producers & Energy Traders 0.4%
MPX Energia SA	88,400	987,988

Metals & Mining 1.0%
Cia Siderurgica Nacional SA ADR	49,697	1,520,728
Companhia Siderurgica Nacional SA ADR	24,656	754,474

		2,275,202

Oil, Gas & Consumable Fuels 4.6%
Petroleo Brasileiro SA ADR	231,349	9,094,329
Petroleo Brasileiro SA ADR	27,778	1,275,011

		10,369,340

Transportation Infrastructure 1.0%
Companhia de Concessoes Rodoviarias	131,220	2,266,500

		28,297,479

CHINA 11.5%
Commercial Banks 3.9%
Bank of Communications Co., Ltd., H Shares(a)	1,702,000	2,063,528
China Construction Bank Corp., H Shares(a)	5,453,000	4,337,558
China Merchants Bank Co. Ltd., H Shares(a)(b)	1,032,500	2,291,697

		8,692,783

Construction & Engineering 0.7%
China Railway Group Ltd., H Shares*(a)	1,756,000	1,502,727

Electrical Equipment 0.7%
Suntech Power Holdings Co. Ltd. ADR*	98,100	1,491,120

Food Products 0.5%
Want Want China Holdings Ltd.(a)	1,908,000	1,120,267

Internet Software & Services 0.8%
NetEase.com, Inc. ADR*	39,464	1,802,716

Marine 0.7%
China Shipping Development Co., Ltd., H Shares(a)	1,330,000	1,669,592

Metals & Mining 0.6%
Angang Steel Co., Ltd., H Shares(a)(b)	792,000	1,478,266

Oil, Gas & Consumable Fuels 1.7%
China Coal Energy Co., H Shares(a)	1,426,000	1,851,313
PetroChina Co., Ltd., H Shares(a)	1,759,000	1,996,494

		3,847,807

Real Estate Management & Development 1.0%
Sino-Ocean Land Holdings Ltd.(a)	2,495,731	2,249,907

Textiles, Apparel & Luxury Goods 0.9%
Li Ning Co., Ltd.(a)(b)	656,000	2,012,044

		25,867,229

CZECH 0.9%
Electric Utilities 0.9%
CEZ AS(a)	39,000	2,094,271

EGYPT 1.2%
Commercial Banks 0.3%
Commercial International Bank(a)	57,670	599,951

Diversified Telecommunication Services 0.9%
Telecom Egypt GDR	126,919	2,094,163

		2,694,114

HONG KONG 7.4%
Automobiles 1.0%
Denway Motors Ltd.(a)	4,780,600	2,119,433

Electronic Equipment, Instruments & Components 1.1%
Kingboard Chemical Holdings Ltd.(a)	677,000	2,561,592

Food Products 0.4%
China Agri-Industries Holdings Ltd.(a)	961,000	895,308

Independent Power Producers & Energy Traders 0.9%
China Resources Power Holdings Co., Ltd.*(a)	857,800	1,986,454

Marine 0.3%
Pacific Basin Shipping Ltd.(a)	1,111,000	728,009

Oil, Gas & Consumable Fuels 0.9%
CNOOC Ltd.(a)	1,546,300	2,084,701

Real Estate Management & Development 0.5%
SRE Group Ltd.*(a)(b)	10,874,000	1,063,226

Specialty Retail 0.7%
GOME Electrical Appliances Holdings Ltd.*(a)(b)	5,839,000	1,552,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund (Continued)
Common Stocks (continued)

		Market
	Shares	Value

HONG KONG (continued)
Wireless Telecommunication Services 1.6%
China Mobile Ltd.(a)	372,900	$3,652,273

		16,643,586

HUNGARY 1.0%
Commercial Banks 1.0%
OTP Bank PLC*(a)	80,518	2,318,402

INDIA 3.6%
Automobiles 0.7%
Maruti Suzuki India Ltd.(a)	46,157	1,625,055

Commercial Banks 0.4%
Axis Bank Ltd.(a)	41,216	839,984

IT Services 0.9%
Mphasis Ltd.(a)	148,432	2,046,776

Metals & Mining 0.7%
Sesa Goa Ltd.(a)	283,869	1,559,342

Real Estate Management & Development 0.9%
DLF Ltd.(a)	215,700	1,954,332

		8,025,489

INDONESIA 2.0%
Commercial Banks 0.9%
Bank Central Asia Tbk PT(a)	4,080,500	1,942,854

Oil, Gas & Consumable Fuels 1.1%
Bumi Resources Tbk PT(a)	7,596,000	2,504,550

		4,447,404

KAZAKHSTAN 1.7%
Oil, Gas & Consumable Fuels 1.7%
KazMunaiGas Exploration Production GDR(a)	173,800	3,900,079

MALAYSIA 0.8%
Wireless Telecommunication Services 0.8%
Axiata Group Berhad*(a)	1,987,500	1,776,148

MEXICO 6.0%
Food & Staples Retailing 0.8%
Walmart de Mexico SAB de CV(b)	501,609	1,739,298

Metals & Mining 2.0%
Grupo Mexico SAB de CV, Series B*(b)	1,586,203	2,923,963
Industrias CH SAB de CV, Series B*(b)	431,800	1,513,555

		4,437,518

Real Estate 1.0%
Urbi Desarrolloas Urbanos, SA de CV*	1,117,595	2,265,496

Wireless Telecommunication Services 2.2%
America Movil SAB de CV ADR, Series L	111,972	4,907,733

		13,350,045

MOROCCO 0.4%
Real Estate Management & Development 0.4%
Compagnie Generale Immobiliere(a)	3,389	827,172

PERU 0.6%
Commercial Banks 0.6%
Credicorp Ltd.	16,100	1,251,936

PHILIPPINES 0.7%
Real Estate Management & Development 0.7%
Megaworld Corp.(a)	46,427,700	1,462,721

POLAND 1.0%
Metals & Mining 1.0%
KGHM Polska Miedz SA(a)	76,011	2,307,761

RUSSIA 6.4%
Automobiles 0.6%
Sollers*(a)	91,706	1,288,431

Chemicals 0.6%
Uralkali GDR*(a)	78,113	1,481,158

Commercial Banks 0.4%
Sberbank of Russian Federation	439,637	883,296

Electric Utilities 0.0%
RusHydro*(a)	721,475	25,371

Metals & Mining 1.7%
Evraz Group SA GDR*(a)	63,281	1,655,680
JSC MMC Norilsk Nickel ADR*(a)	174,750	2,175,672

		3,831,352

Oil, Gas & Consumable Fuels 3.1%
Gazprom OAO ADR(a)	158,446	3,701,842
Rosneft Oil Co. GDR(a)	420,790	3,177,285

		6,879,127

		14,388,735

SOUTH AFRICA 5.2%
Capital Markets 0.3%
Investec Ltd.(a)	99,234	758,795

Commercial Banks 1.3%
Standard Bank Group Ltd.(a)	223,835	2,905,626

Food & Staples Retailing 1.0%
Shoprite Holdings Ltd.(a)	260,500	2,151,824

Metals & Mining 1.7%
Impala Platinum Holdings Ltd.(a)	89,099	2,086,424
Kumba Iron Ore Ltd.(a)(b)	53,319	1,765,663

		3,852,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund (Continued)
Common Stocks (continued)

		Market
	Shares	Value

SOUTH AFRICA (continued)
Wireless Telecommunication Services 0.9%
MTN Group Ltd.(a)	125,861	$2,053,256

		11,721,588

SOUTH KOREA 12.3%
Automobiles 1.9%
Hyundai Motor Co.(a)	44,893	4,237,777

Commercial Banks 2.5%
KB Financial Group, Inc. ADR*	61,954	3,188,772
Shinhan Financial Group Co., Ltd.*(a)	59,210	2,359,769

		5,548,541

Construction & Engineering 0.9%
Daelim Industrial Co., Ltd.(a)	20,873	1,275,367
GS Engineering & Construction Corp.(a)	10,899	848,416

		2,123,783

Industrial Conglomerates 1.1%
LG Corp.(a)	37,204	2,485,409

Machinery 0.8%
Samsung Heavy Industries Co., Ltd.(a)	79,460	1,719,410

Metals & Mining 1.5%
POSCO(a)	7,878	3,261,884

Oil, Gas & Consumable Fuels 0.5%
SK Energy Co., Ltd.(a)	10,036	1,068,668

Semiconductors & Semiconductor Equipment 3.1%
Samsung Electronics Co., Ltd.(a)	10,155	7,010,907

		27,456,379

TAIWAN 9.3%
Chemicals 0.7%
TSRC Corp.(a)	1,388,000	1,592,353

Commercial Banks 0.9%
Chinatrust Financial Holding Co., Ltd.(a)	3,010,369	1,943,019

Computers & Peripherals 3.1%
Compal Electronics, Inc.(a)	2,208,000	2,559,798
Lite-On Technology Corp.(a)	1,975,000	2,580,032
Wistron Corp.(a)	996,000	1,847,955

		6,987,785

Electronic Equipment, Instruments & Components 2.1%
Hon Hai Precision Industry Co., Ltd.(a)	1,157,500	4,621,959
Nan Ya Printed Circuit Board Corp.(a)	5,700	19,699

		4,641,658

Metals & Mining 0.5%
China Steel Corp.(a)	1,125,182	1,042,786

Semiconductors & Semiconductor Equipment 2.0%
Powertech Technology, Inc.(a)	535,000	1,603,054
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	1,501,465	2,971,400

		4,574,454

		20,782,055

THAILAND 3.2%
Commercial Banks 0.5%
Kasikornbank PCL(a)	432,900	1,135,830

Oil, Gas & Consumable Fuels 1.9%
Banpu PCL NVDR(a)	221,547	2,835,668
PTT Exploration & Production NVDR(a)	359,100	1,544,742

		4,380,410

Real Estate Management & Development 0.8%
Preuksa Real Estate PCL(a)	5,001,000	1,744,438

		7,260,678

TURKEY 1.6%
Commercial Banks 1.6%
Turkiye Garanti Bankasi AS(a)	951,470	3,614,442

Total Common Stocks (cost $179,017,917)		200,487,713

Preferred Stocks 4.8%

		Market
	Shares	Value

BRAZIL 3.8%
Food & Staples Retailing 1.1%
Companhia Brasileira de Distribuicao Grupo Poa de Acucar	44,781	2,521,170

Metals & Mining 2.7%
Vale SA , Class A	291,824	6,032,172

SOUTH KOREA 1.0%
Semiconductors 1.0%
Samsung Electronics Co., Ltd. GDR (a)(c)	10,782	2,279,503

Total Preferred Stocks (cost $10,396,936)		10,832,845

Participation Notes 1.7%

	Principal	Market
	Amount	Value

JERSEY 1.0%*
Diversified Financial Services 1.0%
JP Morgan International Derivatives Ltd. *(a)	$77,445	2,121,950

NETHERLANDS 0.7%*
Diversified Financial Services 0.7%
JP Morgan Structured Products BV *(a)	36,268	1,659,899

Total Participation Notes (cost $2,636,948)		3,781,849

Warrants 3.8%

	Number of	Market
	Warrants	Value

GERMANY 1.6%
Commercial Banks 1.6%
Deutsche Bank AG — Great Winchester Warrant , expiring 1/15/2018*(a)	412,266	3,557,031

IRELAND 0.8%
Construction Materials 0.8%
Morgan Stanley Asia Products - Grasim Industries Limited, expiring 10/22/2012*(a)	29,900	1,723,982

LUXEMBOURG 0.5%
Real Estate Management & Development 0.5%
Deutsche Bank AG London - Indiabulls Real Estate Limited, expiring 3/27/2017*(a)(c)	200,700	1,133,983

UNITED ARAB EMIRATES 0.6%
Diversified Financial Services 0.6%
Deutsche Bank AG London — Dubai Financial Market, expiring 5/2/2017*(a)	2,119,440	1,373,356

UNITED KINGDOM 0.3%
Commercial Banks 0.3%
Deutsche Bank AG — Great Winchester Warrant, expiring 9/7/2017*(a)	39,594	810,852

Total Warrants (cost $6,081,647)		8,599,204

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund (Continued)
Mutual Fund 0.6%

		Market
	Shares	Value

Money Market Fund 0.6%
AIM Liquid Assets Portfolio, 0.27%(d)	1,269,587	$1,269,587

		1,269,587
Total Mutual Fund (cost $1,269,587)		1,269,587

Repurchase Agreement 2.8%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $6,221,291, collateralized by U.S. Government Agency Mortgages 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value of $6,345,704 (e)	$6,221,279	6,221,279

Total Repurchase Agreement (cost $6,221,279)		6,221,279

Total Investments (cost $205,624,314) (f) — 103.1%		231,192,477

Liabilities in excess of other assets — (3.1)%		(6,953,823)

NET ASSETS — 100.0%		$224,238,654

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $5,597,339.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $3,413,486 which represents 1.52% of net assets.

(d)	Represents 7-day effective yield as of September 30, 2009.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $6,221,279.

(f)	At September 30, 2009, the tax basis cost of the Fund’s investments was $209,760,970, tax unrealized appreciation and depreciation were $36,367,706 and $(14,936,199), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund (Continued)

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

MTN	Medium Term Note

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SA de CV	Public Traded Company with Variable Capital
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Hong Kong Dollar	10/05/09	(1,950,866)	$(251,712)	$(251,728)	$(16)
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$51,476,231	$149,011,482	$—	$200,487,713
Mutual Fund	1,269,587	—	—	1,269,587
Participation Notes	—	3,781,849	—	3,781,849
Preferred Stocks	8,553,342	2,279,503	—	10,832,845
Repurchase Agreement	—	6,221,279	—	6,221,279
Warrants	—	8,599,204	—	8,599,204

Total Assets	61,299,160	169,893,317	—	231,192,477

Liabilities:
Forward Currency Contracts	—	(16)	—	(16)

Total Liabilities	—	(16)	—	(16)

Total	$61,299,160	$169,893,301	$—	$231,192,461

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Emerging Markets Fund (Continued)
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

Liabilities:

Interest rate contracts	$—
Foreign exchange contracts	(16)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$(16)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Gartmore NVIT Global Utilities Fund
Common Stocks 99.5%

		Market
	Shares	Value

AUSTRIA 0.9%
Diversified Telecommunication Services 0.9%
Telekom Austria AG(a)	11,360	$205,382

BELGIUM 0.9%
Electric Utilities 0.4%
Elia System Operator SA/NV(a)	2,560	103,654

Wireless Telecommunication Services 0.5%
Mobistar SA(a)	1,660	115,042

		218,696

FRANCE 12.2%
Diversified Telecommunication Services 8.7%
France Telecom SA(a)	79,410	2,117,619

Multi-Utilities 3.5%
GDF Suez(a)	19,043	847,844

		2,965,463

GERMANY 3.9%
Electric Utilities 2.1%
E.ON AG(a)	11,880	502,823

Multi-Utilities 1.8%
RWE AG(a)	4,780	443,369

		946,192

GREECE 0.6%
Diversified Telecommunication Services 0.6%
Hellenic Telecommunications Organization SA(a)	7,971	132,180

HONG KONG 0.3%
Electric Utilities 0.3%
CLP Holdings Ltd.(a)	11,000	74,583

ITALY 1.1%
Diversified Telecommunication Services 0.8%
Telecom Italia SpA(a)	43,850	77,103
Telecom Italia SpA RSP(a)	108,040	133,076

		210,179

Gas Utilities 0.3%
Snam Rete Gas SpA(a)	13,875	67,565

		277,744

JAPAN 10.6%
Diversified Telecommunication Services 2.0%
Nippon Telegraph & Telephone Corp.(a)	10,300	475,364

Electric Utilities 3.6%
Chubu Electric Power Co., Inc.(a)	7,600	184,311
Kansai Electric Power Co., Inc. (The)(a)	7,500	181,030
Kyushu Electric Power Co., Inc.(a)	5,700	129,128
Tohoku Electric Power Co., Inc.(a)	5,200	115,742
Tokyo Electric Power Co., Inc. (The)(a)	10,100	264,627

		874,838

Gas Utilities 0.8%
Osaka Gas Co., Ltd.(a)	31,000	108,553
Tokyo Gas Co., Ltd.(a)	24,000	99,562

		208,115

Wireless Telecommunication Services 4.2%
KDDI Corp.(a)	83	466,961
NTT DoCoMo, Inc.(a)	350	557,472

		1,024,433

		2,582,750

LUXEMBOURG 2.8%
Wireless Telecommunication Services 2.8%
Millicom International Cellular SA*	9,200	669,208

MEXICO 5.2%
Wireless Telecommunication Services 5.2%
America Movil SAB de CV ADR, Series L	28,770	1,260,989

NETHERLANDS 4.9%
Diversified Telecommunication Services 4.9%
Koninklijke (Royal) KPN NV(a)	71,600	1,189,412

NORWAY 1.1%
Diversified Telecommunication Services 1.1%
Telenor ASA*(a)	23,220	269,431

PORTUGAL 0.8%
Electric Utilities 0.8%
EDP — Energias de Portugal SA(a)	42,370	194,225

SINGAPORE 1.5%
Diversified Telecommunication Services 1.5%
Singapore Telecommunications Ltd.(a)	160,000	367,668

SPAIN 13.9%
Diversified Telecommunication Services 9.8%
Telefonica SA(a)	86,000	2,379,362

Electric Utilities 4.1%
Iberdrola SA(a)	102,020	1,003,654

		3,383,016

UNITED KINGDOM 9.8%
Diversified Telecommunication Services 0.1%
BT Group PLC, Class A(a)	5,470	11,400

Multi-Utilities 0.6%
Centrica PLC(a)	34,610	139,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Global Utilities Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Wireless Telecommunication Services 9.1%
Vodafone Group PLC(a)	987,400	$2,218,138

		2,368,935

UNITED STATES 29.0%
Diversified Telecommunication Services 9.6%
AT&T, Inc.	62,450	1,686,774
Verizon Communications, Inc.	21,250	643,238

		2,330,012

Electric Utilities 5.8%
Duke Energy Corp.	14,560	229,174
Edison International	1,100	36,938
Entergy Corp.	3,290	262,739
Exelcon Corp.	3,640	180,617
FirstEnergy Corp.	4,330	197,968
FPL Group, Inc.	5,856	323,427
Progress Energy, Inc.	4,180	163,271

		1,394,134

Gas Utilities 4.2%
EQT Corp.	6,000	255,600
Questar Corp.	20,580	772,985

		1,028,585

Independent Power Producers & Energy Traders 4.2%
AES Corp. (The)*	18,700	277,134
Constellation Energy Group, Inc.	9,370	303,307
NRG Energy, Inc.*	15,420	434,690

		1,015,131

Multi-Utilities 4.0%
CenterPoint Energy, Inc.	16,140	200,620
PG&E Corp.	6,350	257,112
Sempra Energy	10,430	519,518

		977,250

Oil, Gas & Consumable Fuels 1.2%
El Paso Corp.	5,880	60,681
Williams Cos., Inc. (The)	13,100	234,097

		294,778

		7,039,890

Total Common Stocks (cost $27,342,292)		24,145,764

Total Investments (cost $27,342,292) (b) — 99.5%		24,145,764

Other assets in excess of liabilities — 0.5%		125,153

NET ASSETS — 100.0%		$24,270,917

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At September 30, 2009, the tax basis cost of the Fund’s investments was $28,439,474, tax unrealized appreciation and depreciation were $591,759 and $(4,885,469), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RSP	Savings Shares

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Global Utilities Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$8,970,087	$15,175,677	$—	$24,145,764

Total Assets	8,970,087	15,175,677	—	24,145,764

Total	$8,970,087	$15,175,677	$—	$24,145,764

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Gartmore NVIT International Equity Fund
Common Stocks 97.4%

		Market
	Shares	Value

AUSTRALIA 5.4%
Commercial Banks 0.8%
Australia & New Zealand Banking Group Ltd.(a)	39,300	$841,837

IT Services 2.4%
Computershare Ltd.(a)	243,990	2,394,841

Metals & Mining 2.2%
BHP Billiton Ltd.(a)	45,570	1,502,922
MacArthur Coal Ltd.(a)	80,160	663,030

		2,165,952

		5,402,630

BERMUDA 1.6%
Energy Equipment & Services 1.6%
Seadrill Ltd.*(a)	77,100	1,614,120

BRAZIL 4.6%
Commercial Banks 2.2%
Itau Unibanco Holding SA ADR	108,527	2,186,819

Diversified Financial Services 0.3%
BM&F Bovespa SA	47,660	352,150

Household Products 0.3%
Hypermarcas SA*	13,900	274,611

Metals & Mining 0.6%
Vale SA ADR	29,640	607,916

Oil, Gas & Consumable Fuels 1.2%
Petroleo Brasileiro SA ADR	30,970	1,217,431

		4,638,927

CANADA 7.7%
Chemicals 1.1%
Agrium, Inc.	21,840	1,087,414

Commercial Banks 1.1%
National Bank of Canada	20,500	1,140,027

Metals & Mining 1.8%
Agnico-Eagle Mines Ltd.	7,000	473,423
Barrick Gold Corp.	13,000	492,243
Pan American Silver Corp.*	16,600	381,103
Yamana Gold Corp.	44,000	473,432

		1,820,201

Oil, Gas & Consumable Fuels 3.7%
Canadian Natural Resources Ltd.	18,100	1,222,276
Suncor Energy, Inc.	30,000	1,047,961
Talisman Energy, Inc.	82,000	1,426,853

		3,697,090

		7,744,732

CHINA 2.4%
Commercial Banks 2.4%
Bank of China Ltd., H Shares(a)	2,026,000	1,062,832
China Construction Bank Corp., H Shares(a)	1,260,000	1,002,260
Industrial & Commercial Bank of China, Class H(a)	427,000	320,241

		2,385,333

FRANCE 10.9%
Auto Components 2.0%
Compagnie Generale des Etablissements Michelin, Class B(a)	25,040	1,971,782

Chemicals 0.7%
Arkema SA(a)	20,600	728,434

Commercial Banks 0.7%
BNP Paribas(a)	8,550	686,156

Electrical Equipment 2.5%
Alstom SA(a)	34,010	2,490,607

Multiline Retail 1.3%
PPR(a)	10,340	1,330,310

Multi-Utilities 1.1%
GDF Suez(a)	24,400	1,086,351

Pharmaceuticals 2.6%
Sanofi-Aventis SA(a)	35,330	2,605,427

		10,899,067

GERMANY 7.2%
Airlines 1.8%
Deutsche Lufthansa AG(a)	104,600	1,846,534

Chemicals 1.4%
Lanxess AG(a)	40,500	1,392,984

Construction Materials 0.8%
HeidelbergCement AG(a)	13,075	845,103

Insurance 1.9%
Allianz SE(a)	15,000	1,871,311

Semiconductors & Semiconductor Equipment 1.3%
Infineon Technologies AG*(a)	224,000	1,258,980

		7,214,912

GREECE 1.0%
Commercial Banks 1.0%
Alpha Bank AE*(a)	53,500	992,438

HONG KONG 6.1%
Electronic Equipment, Instruments & Components 0.2%
VST Holdings Ltd.(a)	1,004,000	177,285

Industrial Conglomerates 1.5%
Jardine Matheson Holdings Ltd.(a)	49,600	1,505,558

Real Estate Management & Development 4.4%
China Resources Land Ltd.(a)	496,000	1,081,994
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT International Equity Fund
Common Stocks (continued)

		Market
	Shares	Value

HONG KONG (continued)
Real Estate Management & Development (continued)
New World Development Ltd.(a)	659,000	$1,411,624
Wharf Holdings Ltd.(a)	363,000	1,919,316

		4,412,934

		6,095,777

INDIA 1.7%
Commercial Banks 1.7%
HDFC Bank Ltd. ADR	8,920	1,055,860
State Bank of India Ltd. GDR	7,300	664,382

		1,720,242

INDONESIA 1.7%
Commercial Banks 1.0%
Bank Mandiri Tbk PT(a)	2,025,500	978,690

Food Products 0.7%
PT Indofoods Sukses Makmur Tbk (a)	2,207,000	687,467

		1,666,157

ISRAEL 1.8%
Pharmaceuticals 1.8%
Teva Pharmaceuticals Industries Ltd. ADR	35,070	1,773,139

JAPAN 10.6%
Automobiles 2.0%
Honda Motor Co. Ltd.(a)	66,200	2,010,478

Capital Markets 1.8%
Nomura Holdings, Inc.(a)	288,900	1,770,919

Consumer Finance 1.5%
ORIX Corp.(a)	24,250	1,472,880

Household Durables 2.7%
Panasonic Corp.(a)	94,200	1,378,528
Sharp Corp.(a)	121,000	1,342,512

		2,721,040

Office Electronics 1.9%
Canon, Inc.(a)	48,100	1,927,196

Trading Companies & Distributors 0.7%
Mitsubishi Corp.(a)	37,500	754,212

		10,656,725

LUXEMBOURG 1.4%
Wireless Telecommunication Services 1.4%
Millicom International Cellular SA*	19,000	1,382,060

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Wynn Macau Ltd.*(a)	88,400	114,981

MEXICO 2.5%
Commercial Banks 0.4%
Grupo Financiero Banorte SAB de CV, Class O, Series O	137,290	459,362

Wireless Telecommunication Services 2.1%
America Movil SAB de CV ADR, Series L	47,500	2,081,925

		2,541,287

NETHERLANDS 3.7%
Diversified Financial Services 0.7%
SNS Reaal*(a)	84,414	684,727

Food Products 3.0%
Unilever NV CVA(a)	105,530	3,053,565

		3,738,292

RUSSIA 0.4%
Pharmaceuticals 0.4%
Pharmstandard GDR*(a)	20,350	367,068

SOUTH KOREA 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Samsung Electronics Co., Ltd. GDR(a)(b)	8,050	2,748,912

SPAIN 1.0%
Diversified Telecommunication Services 1.0%
Telefonica SA(a)	37,560	1,039,172

SWEDEN 0.7%
Building Products 0.7%
Assa Abloy AB, Class B(a)	41,760	678,918

SWITZERLAND 7.8%
Capital Markets 3.5%
Credit Suisse Group AG(a)	62,870	3,497,952

Electrical Equipment 1.7%
ABB Ltd.*(a)	85,980	1,728,917

Metals & Mining 2.6%
Xstrata PLC*(a)	176,410	2,601,620

		7,828,489

TAIWAN 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Advanced Semiconductor Engineering, Inc. ADR	127,800	527,814

THAILAND 3.4%
Commercial Banks 0.9%
Siam Commercial Bank PCL NVDR(a)	352,200	892,152

Construction Materials 1.1%
Siam Cement Public Co., Ltd. NVDR(a)	165,300	1,095,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT International Equity Fund
Common Stocks (continued)

		Market
	Shares	Value

THAILAND (continued)
Oil, Gas & Consumable Fuels 1.4%
Banpu PCL NVDR(a)	109,160	$1,397,182

		3,384,638

UNITED KINGDOM 10.5%
Aerospace & Defense 0.3%
Rolls-Royce Group PLC*(a)	38,600	291,269

Commercial Banks 3.4%
HSBC Holdings PLC(a)	177,900	2,037,042
Standard Chartered PLC(a)	57,400	1,417,857

		3,454,899

Insurance 1.6%
Prudential PLC(a)	164,900	1,589,278

Metals & Mining 3.7%
Anglo American PLC*(a)	28,920	922,849
Antofagasta PLC(a)	38,280	465,633
BHP Billiton PLC(a)	50,710	1,388,761
Rio Tinto PLC(a)	21,560	916,455

		3,693,698

Oil, Gas & Consumable Fuels 1.5%
BG Group PLC(a)	85,600	1,491,920

		10,521,064

Total Common Stocks (cost $89,383,328)		97,676,894

Right 0.0%
	Number of	Market
	Rights	Value

FRANCE 0.0%
Commercial Banks 0.0%
BNP Paribas 10/13/2009*	8,550	18,517

Total Right (cost $—)		18,517

Warrants 1.1%
	Number of	Market
	Warrants	Value

IRELAND 0.4%
Diversified Financial Services 0.4%
Morgan Stanley Asia Products - Indiabulls Financial Services, expiring 7/21/2014*(a)	89,871	354,122

LUXEMBOURG 0.7%
Diversified Financial Services 0.7%
Deutche Bank AG London - Indiabulls Financial Services, Ltd., expiring 8/17/2017*(a)	51,600	715,353

Total Warrants (cost $914,887)		1,069,475

Mutual Fund 1.6%

		Market
	Shares	Value

Money Market Fund 1.6%
AIM Liquid Assets Portfolio, 0.27% (c)	1,611,372	1,611,372

Total Mutual Fund (cost $1,611,372)		1,611,372

Total Investments (cost $91,909,587) (d) — 100.1%		100,376,258

Liabilities in excess of other assets — (0.1)%		(132,308)

NET ASSETS — 100.0%		$100,243,950

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $2,748,912 which represents 2.74% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $192,285,845 and tax unrealized appreciation and depreciation were $0 and $(91,909,587), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT International Equity Fund

AB	Stock Company

ADR	American Depositary Receipt

AE	Limited Company

AG	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Ltd.	Limited

MTN	Medium Term Note

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

SE	Sweden
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	10/05/09	(338,928)	$(545,393)	$(541,650)	$3,743
Japanese Yen	10/05/09	(2,899,063)	(32,378)	(32,297)	81
South African Rand	10/06/09	(2,184,676)	(293,414)	(290,599)	2,815
South African Rand	10/07/09	(2,179,753)	(292,697)	(289,887)	2,810

Total Short Contracts			$(1,163,882)	$(1,154,433)	$9,449

The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$18,141,382	$79,535,512	$—	$97,676,894
Forward Currency Contracts	—	9,449	—	9,449
Mutual Fund	1,611,372	—	—	1,611,372
Right	—	18,517	—	18,517
Warrants	—	1,069,475	—	1,069,475

Total Assets	19,752,754	80,632,953	—	100,385,707

Total	$19,752,754	$80,632,953	$—	$100,385,707

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT International Equity Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	9,449
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$9,449

Liabilities:

Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
Common Stocks 98.4%

		Market
	Shares	Value

BRAZIL 2.2%
Metals & Mining 2.2%
Vale SA ADR	23,400	$479,934

CHINA 2.5%
Commercial Banks 2.5%
China Construction Bank Corp., H Shares(a)	660,000	524,993

FRANCE 2.5%
Auto Components 2.5%
Compagnie Generale des Etablissements Michelin, Class B(a)	6,800	535,468

GERMANY 7.0%
Automobiles 2.0%
Bayerische Motoren Werke AG(a)	9,100	438,067

Construction Materials 2.5%
HeidelbergCement AG(a)	8,448	546,037

Industrial Conglomerates 2.5%
Siemens AG(a)	5,700	524,858

		1,508,962

IRELAND 2.7%
IT Services 2.7%
Accenture PLC, Class A	15,500	577,685

ISRAEL 2.5%
Pharmaceuticals 2.5%
Teva Pharmaceuticals Industries Ltd. ADR	10,400	525,824

JAPAN 9.3%
Automobiles 3.2%
Toyota Motor Corp.	17,400	692,007

Capital Markets 1.9%
Nomura Holdings, Inc.(a)	66,800	409,475

Household Durables 3.2%
Panasonic Corp.(a)	33,400	488,778

Sharp Corp.(a)	18,000	199,712

		688,490

Marine 1.0%
Mitsui OSK Lines Ltd.(a)	35,000	206,397

		1,996,369

NETHERLANDS 4.5%
Oil, Gas & Consumable Fuels 4.5%
Royal Dutch Shell PLC, Class B(a)	35,060	973,930

SWEDEN 1.4%
Building Products 1.4%
Assa Abloy AB, Class B(a)	17,800	289,385

SWITZERLAND 3.7%
Electrical Equipment 3.7%
ABB Ltd.*(a)	38,950	783,221

TAIWAN 2.7%
Electronic Equipment, Instruments & Components 2.7%
Hon Hai Precision Industry Co., Ltd.(a)	144,000	575,000

UNITED KINGDOM 9.4%
Commercial Banks 4.3%
HSBC Holdings PLC(a)	81,133	929,013

Food Products 5.1%
Unilever PLC(a)	38,100	1,088,662

		2,017,675

UNITED STATES 48.0%
Aerospace & Defense 1.5%
General Dynamics Corp.	5,100	329,460

Air Freight & Logistics 1.5%
FedEx Corp.	4,400	330,968

Chemicals 1.9%
CF Industries Holdings, Inc.	4,800	413,904

Computers & Peripherals 3.9%
Apple, Inc.*	4,480	830,457

Diversified Financial Services 7.5%
Bank of America Corp.	38,500	651,420
JPMorgan Chase & Co.	21,696	950,719

		1,602,139

Hotels, Restaurants & Leisure 4.2%
McDonald’s Corp.	15,700	895,999

Household Durables 1.5%
Toll Brothers, Inc.*	16,500	322,410

Insurance 1.6%
Hartford Financial Services Group, Inc. (The)	12,500	331,250

Metals & Mining 3.1%
Freeport-McMoRan Copper & Gold, Inc.*	9,570	656,598

Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	20,900	470,668
Pfizer, Inc.	35,900	594,145

		1,064,813

Road & Rail 3.1%
Union Pacific Corp.	11,500	671,025

Semiconductors & Semiconductor Equipment 2.1%
NVIDIA Corp.*	30,000	450,900

Software 2.6%
Microsoft Corp.	21,600	559,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Specialty Retail 5.1%
Home Depot, Inc.	20,400	$543,456

Tiffany & Co.	14,500	558,685

		1,102,141

Textiles, Apparel & Luxury Goods 3.4%
Polo Ralph Lauren Corp., Class A	9,500	727,890

		10,289,178

Total Common Stocks (cost $18,229,369)		21,077,624

Right 0.0%
	Number of	Market
	Rights	Value

GERMANY 0.0%
Construction Materials 0.0%
HeidelbergCement AG 10/7/2009*	1,500	8,012

Total Right (cost $—)		8,012

Mutual Fund 2.1%
		Market
	Shares	Value

Money Market Fund 2.1%
AIM Liquid Assets Portfolio, 0.27% (b)	455,998	455,998

Total Mutual Fund (cost $455,998)		455,998

Total Investments (cost $18,685,367) (c) — 100.5%		21,541,634

Liabilities in excess of other assets — (0.5)%		(115,353)

NET ASSETS — 100.0%		$21,426,281

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $19,633,484, tax unrealized appreciation and depreciation were $2,551,070 and $(642,920), respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Gartmore NVIT Worldwide Leaders Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$12,564,628	$8,512,996	$—	$21,077,624
Mutual Fund	455,998	—	—	455,998
Right	—	8,012	—	8,012

Total Assets	13,020,626	8,521,008	—	21,541,634

Total	$13,020,626	$8,521,008	$—	$21,541,634

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Common Stocks 97.4%

		Market
	Shares	Value
Aerospace & Defense 2.8%
Boeing Co. (The)	64,400	$3,487,260
L-3 Communications Holdings, Inc.	46,075	3,700,744

		7,188,004

Automobiles 1.7%
Harley-Davidson, Inc.	194,150	4,465,450

Beverages 1.6%
Dr. Pepper Snapple Group, Inc.*	144,595	4,157,106

Building Products 2.0%
Masco Corp.	125,900	1,626,628
Owens Corning*	160,000	3,592,000

		5,218,628

Capital Markets 5.1%
Goldman Sachs Group, Inc. (The)	14,300	2,636,205
Invesco Ltd.	167,955	3,822,656
Morgan Stanley	109,820	3,391,241
State Street Corp.	63,600	3,345,360

		13,195,462

Commercial Banks 3.6%
Comerica, Inc.	47,300	1,403,391

Fifth Third Bancorp	218,000	2,208,340
SunTrust Banks, Inc.	65,200	1,470,260
Wells Fargo & Co.	146,000	4,114,280

		9,196,271

Computers & Peripherals 1.7%
Hewlett-Packard Co.	93,200	4,399,972

Construction & Engineering 2.6%
Chicago Bridge & Iron Co. NV NYRS	249,315	4,657,204
KBR, Inc.	91,265	2,125,562

		6,782,766

Consumer Finance 1.4%
American Express Co.	104,085	3,528,482

Diversified Financial Services 8.3%
Bank of America Corp.	483,810	8,186,065
Citigroup, Inc.	966,211	4,676,462
JPMorgan Chase & Co.	101,100	4,430,202
Moody’s Corp.	207,100	4,237,266

		21,529,995

Electrical Equipment 1.4%
ABB Ltd. ADR*	183,840	3,684,154

Energy Equipment & Services 3.3%
National Oilwell Varco, Inc.*	97,120	4,188,785
Noble Corp.	115,005	4,365,590

		8,554,375

Health Care Equipment & Supplies 2.1%
Covidien PLC	64,570	2,793,298
Zimmer Holdings, Inc.*	50,000	2,672,500

		5,465,798

Health Care Providers & Services 2.6%
Aetna, Inc.	102,555	2,854,106
WellPoint, Inc.*	81,060	3,839,001

		6,693,107

Health Care Technology 0.7%
IMS Health, Inc.	113,400	1,740,690

Household Durables 1.0%
KB Home	78,400	1,302,224
Whirlpool Corp.	17,500	1,224,300

		2,526,524

Household Products 1.8%
Energizer Holdings, Inc.*	69,195	4,590,396

Independent Power Producers & Energy Traders 1.4%
NRG Energy, Inc.*	125,965	3,550,953

Industrial Conglomerates 1.6%
McDermott International, Inc.*	158,605	4,007,948

Information Technology Services 4.5%
Affiliated Computer Services, Inc., Class A*	59,700	3,233,949
Fidelity National Information Services, Inc.	165,565	4,223,563
Lender Processing Services, Inc.	111,210	4,244,886

		11,702,398

Insurance 4.1%
Assurant, Inc.	60,040	1,924,883
Berkshire Hathaway, Inc., Class B*	1,695	5,632,485
MetLife, Inc.	81,915	3,118,504

		10,675,872

Machinery 4.5%
Ingersoll-Rand PLC	101,100	3,100,737
Joy Global, Inc.	75,000	3,670,500
Terex Corp.*	230,480	4,777,851

		11,549,088

Marine 0.5%
Genco Shipping & Trading Ltd.	63,700	1,323,686

Media 2.7%
Cablevision Systems Corp., Class A	129,775	3,082,157
McGraw-Hill Cos., Inc. (The)	159,230	4,003,042

		7,085,199

Metals & Mining 7.4%
Cliffs Natural Resources, Inc.	49,710	1,608,616
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
Common Stocks (continued)

		Market
	Shares	Value
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc.	66,855	$4,586,921
Sterlite Industries India Ltd. ADR	93,020	1,485,529
Teck Resources Ltd., Class B*	213,465	5,885,230
Walter Energy, Inc.	31,995	1,921,620
Xstrata PLC*(a)	243,120	3,585,431

		19,073,347

Multiline Retail 2.9%
J.C. Penney Co., Inc.	130,550	4,406,063
Macy’s, Inc.	172,415	3,153,470

		7,559,533

Oil, Gas & Consumable Fuels 13.3%
Canadian Natural Resources Ltd.	92,800	6,235,232
Denbury Resources, Inc.*	123,305	1,865,605
EOG Resources, Inc.	38,890	3,247,704
Exxon Mobil Corp.	2,000	137,220
Peabody Energy Corp.	81,010	3,015,192
Petroleo Brasileiro SA ADR	139,210	6,389,739
Ship Finance International Ltd.	118,336	1,454,350
Southwestern Energy Co.*	103,580	4,420,794
Suncor Energy, Inc.	79,335	2,741,818
Talisman Energy, Inc.	126,310	2,190,215
XTO Energy, Inc.	65,445	2,704,187

		34,402,056

Personal Products 3.3%
Avon Products, Inc.	61,000	2,071,560
NBTY, Inc.*	160,635	6,357,933

		8,429,493

Pharmaceuticals 1.9%
Shire PLC ADR	96,400	5,040,756

Real Estate Investment Trusts (REITs) 0.0%
Vornado Realty Trust	6	415

Road & Rail 0.4%
Norfolk Southern Corp.	23,700	1,021,707

Software 2.9%
Check Point Software Technologies*	77,350	2,192,872
Microsoft Corp.	89,325	2,312,624
Oracle Corp.	141,040	2,939,274

		7,444,770

Specialty Retail 1.3%
Best Buy Co., Inc.	92,295	3,462,908

Wireless Telecommunication Services 1.0%
China Mobile Ltd. ADR	54,615	2,682,143

Total Common Stocks (cost $235,018,634)		251,929,452

Mutual Fund 3.1%

		Market
	Shares	Value
Money Market Fund 3.1%
AIM Liquid Assets Portfolio, 0.27% (b)	7,945,356	7,945,356

Total Mutual Fund (cost $7,945,356)		7,945,356

Total Investments (cost $242,963,990) (c) — 100.5%		259,874,808

Liabilities in excess of other assets — (0.5%)		(1,413,968)

NET ASSETS — 100.0%		$258,460,840

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $243,588,512, tax unrealized appreciation and depreciation were $19,384,252 and $(3,097,956), respectively.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Neuberger Berman NVIT Multi Cap Opportunities Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$248,344,021	$3,585,431	$—	$251,929,452
Mutual Fund	7,945,356	—	—	7,945,356

Total Assets	256,289,377	3,585,431	—	259,874,808

Total	$256,289,377	$3,585,431	$—	$259,874,808

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund
Common Stocks 95.9%

		Market
	Shares	Value

Automobiles 1.8%
Toyota Motor Corp. ADR	66,350	$5,213,120

Biotechnology 3.3%
Genzyme Corp.*	172,985	9,813,439

Capital Markets 6.4%
Bank of New York Mellon Corp. (The)	224,925	6,520,576
Charles Schwab Corp. (The)	637,875	12,215,306

		18,735,882

Chemicals 4.3%
Novozymes AS, Class B(a)	33,150	3,133,328
Praxair, Inc.	115,505	9,435,603

		12,568,931

Commercial Services & Supplies 1.5%
Herman Miller, Inc.	256,540	4,338,091

Diversified Financial Services 1.5%
IntercontinentalExchange, Inc.*	46,560	4,525,166

Electronic Equipment, Instruments & Components 8.2%
Anixter International, Inc.*	287,560	11,534,032
National Instruments Corp.	456,320	12,608,121

		24,142,153

Energy Equipment & Services 2.2%
Smith International, Inc.	224,225	6,435,258

Industrial Conglomerates 3.9%
3M Co.	155,970	11,510,586

Insurance 5.0%
Markel Corp.*	18,085	5,964,795
Progressive Corp. (The)*	520,505	8,629,973

		14,594,768

Internet Software & Services 3.6%
Yahoo!, Inc.*	592,550	10,553,315

Life Sciences Tools & Services 2.1%
Millipore Corp.*	86,585	6,089,523

Machinery 5.0%
Danaher Corp.	217,860	14,666,335

Media 14.6%
Comcast Corp., Special Class A	717,030	11,529,842
Scripps Networks Interactive, Inc., Class A	447,245	16,525,703
Washington Post Co. (The), Class B	32,150	15,048,772

		43,104,317

Multi-Utilities 2.5%
National Grid PLC ADR	145,889	7,112,089
National Grid PLC (a)	30,241	292,665

		7,404,754

Oil, Gas & Consumable Fuels 10.7%
BG Group PLC(a)	591,849	10,315,321
Cimarex Energy Co.	192,275	8,329,353
Newfield Exploration Co.*	300,845	12,803,963

		31,448,637

Pharmaceuticals 4.0%
Novo Nordisk AS, Class B(a)	91,630	5,762,978
Novo Nordisk AS ADR	95,350	6,002,283

		11,765,261

Road & Rail 3.3%
Canadian National Railway Co.	199,285	9,762,972

Semiconductors & Semiconductor Equipment 6.9%
Altera Corp.	725,370	14,877,339
Texas Instruments, Inc.	230,140	5,452,016

		20,329,355

Software 5.1%
Intuit, Inc.*	523,505	14,919,893

Total Common Stocks (cost $295,232,824)		281,921,756

Mutual Fund 3.7%

		Market
	Shares	Value

Money Market Fund 3.7%
AIM Liquid Assets Portfolio, 0.27%(b)	10,848,894	10,848,894

Total Mutual Fund (cost $10,848,894)		10,848,894

Total Investments (cost $306,081,718) (c) — 99.6%		292,770,650

Other assets in excess of liabilities — 0.4%		1,224,447

NET ASSETS — 100.0%		$293,995,097

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $308,712,199, tax unrealized appreciation and depreciation were $14,251,420 and $(30,192,969), respectively.
ADR      American Depositary Receipt

AS         Stock Corporation

PLC       Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Neuberger Berman NVIT Socially Responsible Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.

Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$262,417,464	$19,504,292	$—	$281,921,756
Mutual Fund	10,848,894	—	—	10,848,894

Total Assets	273,266,358	19,504,292	—	292,770,650

Total	$273,266,358	$19,504,292	$—	$292,770,650

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Asset-Backed Securities 0.7%

	Principal	Market
	Amount	Value

Automobile Asset-Backed Securities 0.3%
USAA Auto Owner Trust,
Series 2008-3, Class A3 4.28%, 10/15/12	$4,750,000	$4,915,376

Credit Card Asset-Backed Securities 0.3%
Citibank Credit Card Issuance Trust,
Series 2006-A4, Class A4 5.45%, 05/10/13	3,321,000	3,532,716

Home Equity Asset-Backed Securities 0.1%
Aegis Asset Backed Securities Trust,
Series 2006-1, Class A1 0.33%, 01/25/37(a)	1,174,894	1,143,205

Total Asset-Backed Securities (cost $9,339,211)		9,591,297

Commercial Mortgage Backed Securities 3.6%

	Principal	Market
	Amount	Value

Capital Markets 0.3%
Morgan Stanley Capital I
Series 2005-T19, Class A2, 4.73%, 06/12/47	3,097,000	3,129,119
Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	2,080,000	1,701,244

		4,830,363

Commercial Banks 1.0%
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	5,820,000	5,771,032
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A4 6.02%, 05/15/46(a)	2,080,000	1,702,201
First Union National Bank Commercial Mortgage,
Series 2000-C2, Class A2 7.20%, 10/15/32	3,810,592	3,927,797
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,711,000	1,765,668
Series 2007-C33, Class A4, 6.10%, 02/15/51(a)	1,945,000	1,601,548

		14,768,246

Diversified Financial Services 2.3%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	3,464,545
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,029,378
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,441,751
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4 6.30%, 12/10/49(a)	3,271,583	2,945,438
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	3,067,000	2,985,604
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class C, 7.08%, 11/15/35(a)(b)	1,858,000	1,753,647
Series 2001-CIBC, Class B, 6.45%, 03/15/33	3,746,000	3,879,177
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	1,889,536
Series 2006-LDP7, Class A4, 6.07%, 04/15/45(a)	3,339,000	3,105,151
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	287,165
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	2,187,097
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 5.12%, 11/15/32(a)	3,109,000	3,164,481
Series 2007-C1, Class A2, 5.32%, 02/15/40	2,140,000	2,139,704
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A7, Class 2A1 5.38%, 09/25/35(a)	1,234,448	1,014,254

		32,286,928

Total Commercial Mortgage Backed Securities (cost $50,975,307)		51,885,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds 21.4%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.5%
Boeing Co.,
4.88%, 02/15/20	$1,100,000	$1,134,682
General Dynamics Corp.,
4.25%, 05/15/13	250,000	264,781
Goodrich Corp.
6.29%, 07/01/16	354,000	384,763
6.80%, 07/01/36	185,000	204,567
Honeywell International, Inc.,
5.30%, 03/01/18	840,000	904,221
Lockheed Martin Corp.
7.65%, 05/01/16	177,000	213,584
6.15%, 09/01/36	354,000	405,216
McDonnell Douglas Corp.,
9.75%, 04/01/12	600,000	703,517
Northrop Grumman Systems Corp.
7.13%, 02/15/11	611,000	654,859
7.75%, 02/15/31	118,000	155,604
Raytheon Co.
5.50%, 11/15/12	88,000	96,592
6.40%, 12/15/18	206,000	240,599
7.00%, 11/01/28	133,000	163,546
Rockwell Collins, Inc.,
4.75%, 12/01/13	295,000	310,651
United Technologies Corp.
6.35%, 03/01/11	398,000	423,483
4.88%, 05/01/15	545,000	596,072
6.13%, 07/15/38	400,000	460,816

		7,317,553

Airlines 0.1%
Continental Airlines, Inc.
7.92%, 05/01/10	350,000	346,500
6.56%, 02/15/12	233,000	220,385
Qantas Airways Ltd.,
6.05%, 04/15/16(b)	177,000	174,066
Southwest Airlines Co.,
5.13%, 03/01/17	147,000	138,225

		879,176

Auto Components 0.0%
Johnson Controls, Inc.
5.25%, 01/15/11(c)	177,000	183,772
4.88%, 09/15/13	177,000	180,261

		364,033

Automobiles 0.2%
Daimler Finance North America LLC
5.88%, 03/15/11	1,987,000	2,061,946
7.30%, 01/15/12	389,000	419,652
6.50%, 11/15/13	487,000	524,671

		3,006,269

Beverages 0.3%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	29,766
5.00%, 03/01/19	236,000	232,340
5.75%, 04/01/36	324,000	323,123
6.00%, 11/01/41	147,000	143,518
Bottling Group LLC,
4.63%, 11/15/12	413,000	445,364
Coca-Cola Bottling Co.,
5.00%, 11/15/12	88,000	93,746
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	401,567
7.38%, 03/03/14	480,000	563,542
6.95%, 11/15/26	147,000	179,693
Diageo Finance BV,
5.30%, 10/28/15	649,000	702,412
Miller Brewing Co.,
5.50%, 08/15/13(b)	147,000	155,355
Pepsi Bottling Group, Inc.,
7.00%, 03/01/29	206,000	255,311
PepsiAmericas, Inc.,
4.88%, 01/15/15	442,000	476,201
PepsiCo, Inc.,
7.90%, 11/01/18	700,000	883,902

		4,885,840

Biotechnology 0.1%
Amgen, Inc.,
6.40%, 02/01/39	600,000	687,760
Genentech, Inc.,
5.25%, 07/15/35	88,000	87,378

		775,138

Capital Markets 1.0%
Bank of New York Mellon Corp. (The),
5.13%, 08/27/13	450,000	486,429
Goldman Sachs Capital I,
6.35%, 02/15/34	1,250,000	1,147,976
Goldman Sachs Capital II,
5.79%, 06/01/12(a)(d)	575,000	414,000
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	111,845
5.25%, 10/15/13	870,000	923,605
5.13%, 01/15/15	664,000	693,899
5.35%, 01/15/16	1,077,000	1,112,357
5.63%, 01/15/17	1,000,000	1,007,434
6.13%, 02/15/33	1,150,000	1,229,606
6.75%, 10/01/37	500,000	516,015
Morgan Stanley
5.05%, 01/21/11	1,030,000	1,065,427
6.60%, 04/01/12	501,000	544,430
5.30%, 03/01/13	664,000	695,760
4.75%, 04/01/14	590,000	585,646
5.45%, 01/09/17	1,325,000	1,326,850
7.30%, 05/13/19	700,000	770,192
UBS AG/Stamford Branch
5.88%, 07/15/16	1,121,000	1,119,061
5.88%, 12/20/17	350,000	358,285
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Capital Markets (continued)
UBS Preferred Funding Trust I,
8.62%, 10/01/10(a)(d)	$475,000	$437,482
UBS Preferred Funding Trust V,
6.24%, 05/15/16(a)(d)	275,000	206,800

		14,753,099

Chemicals 0.2%
Albemarle Corp.,
5.10%, 02/01/15	118,000	112,310
Cytec Industries, Inc.,
6.00%, 10/01/15	162,000	158,499
Dow Chemical Co. (The)
6.00%, 10/01/12	590,000	628,381
8.55%, 05/15/19	585,000	657,625
EI Du Pont de Nemours & Co.,
5.25%, 12/15/16	885,000	955,996
Lubrizol Corp.
5.50%, 10/01/14	354,000	380,106
6.50%, 10/01/34	147,000	153,523
Praxair, Inc.,
3.95%, 06/01/13	177,000	184,801
Rohm and Haas Co.,
7.85%, 07/15/29	118,000	117,743

		3,348,984

Commercial Banks 2.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
7.40%, 06/15/11	354,000	387,852
Bank One Corp.
5.25%, 01/30/13	147,000	155,254
8.00%, 04/29/27	290,000	345,717
BB&T Corp.,
4.75%, 10/01/12	236,000	246,138
Capital One Financial Corp.,
5.25%, 02/21/17	304,000	294,229
Charter One Bank NA,
6.38%, 05/15/12	700,000	714,897
Comerica, Inc.,
4.80%, 05/01/15	177,000	156,582
Deutsche Bank AG,
4.88%, 05/20/13	1,250,000	1,331,460
Deutsche Bank Financial LLC,
5.38%, 03/02/15	177,000	179,917
Eksportfinans ASA,
5.50%, 05/25/16	383,000	413,706
Export-Import Bank of Korea,
5.13%, 02/14/11	354,000	365,074
HBOS PLC,
5.38%, 12/31/49(a)(b)(d)	354,000	226,560
HSBC Bank USA NA
4.63%, 04/01/14	590,000	608,923
5.63%, 08/15/35	250,000	249,516
HSBC Holdings PLC
6.50%, 05/02/36	400,000	433,346
6.50%, 09/15/37	600,000	648,973
Huntington National Bank (The),
5.50%, 02/15/16	300,000	236,369
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	462,980
6.00%, 07/05/17	2,210,000	2,321,256
6.00%, 10/01/17	1,000,000	1,051,749
KeyBank NA
5.70%, 08/15/12	265,000	260,908
5.80%, 07/01/14	147,000	142,509
6.95%, 02/01/28	225,000	201,260
Korea Development Bank,
5.75%, 09/10/13	118,000	124,254
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,915,000	3,032,769
4.13%, 10/15/14(c)	708,000	725,601
4.38%, 07/21/15(c)	2,145,000	2,241,538
Landwirtschaftliche Rentenbank,
5.13%, 02/01/17	750,000	815,008
Marshall & Ilsley Bank,
5.25%, 09/04/12	162,000	143,546
Mellon Funding Corp.
6.40%, 05/14/11	265,000	282,869
5.00%, 12/01/14	265,000	285,461
Morgan Stanley,
7.25%, 04/01/32	324,000	375,849
National City Bank,
6.20%, 12/15/11	300,000	320,349
National City Corp.,
4.90%, 01/15/15	354,000	358,271
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	250,325
4.88%, 02/16/16(c)	350,000	375,432
PNC Funding Corp.,
5.25%, 11/15/15	354,000	362,901
Regions Bank,
3.25%, 12/09/11	3,560,000	3,703,489
Santander Central Hispano Issuances Ltd.,
7.63%, 09/14/10	59,000	62,506
St. George Bank Ltd.,
5.30%, 10/15/15(b)	236,000	216,117
SunTrust Bank
5.20%, 01/17/17	177,000	165,170
5.45%, 12/01/17	183,000	172,524
Svensk Exportkredit AB,
4.88%, 09/29/11	5,899,000	6,277,043
UnionBanCal Corp.,
5.25%, 12/16/13	206,000	205,507
US Bank NA
6.38%, 08/01/11	501,000	541,224
4.95%, 10/30/14	265,000	284,284
4.80%, 04/15/15	133,000	140,513
USB Capital IX,
6.19%, 04/15/11(a)(d)	450,000	345,375
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commercial Banks (continued)
Wachovia Bank NA
5.60%, 03/15/16	$708,000	$716,131
6.60%, 01/15/38	1,000,000	1,097,686
Wachovia Capital Trust III,
5.80%, 03/15/11(a)(d)	850,000	586,500
Wachovia Corp.
5.30%, 10/15/11	2,065,000	2,187,853
4.88%, 02/15/14	183,000	186,409
5.50%, 08/01/35	487,000	439,481
Wells Fargo & Co.
5.13%, 09/15/16	206,000	202,718
5.38%, 02/07/35	457,000	442,705
Wells Fargo Capital X,
5.95%, 12/15/36	875,000	759,063
Wells Fargo Capital XIII,
7.70%, 03/26/13(a)(d)	1,075,000	946,000

		40,807,646

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	307,673
4.75%, 05/15/18	88,000	89,489
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	113,545
6.13%, 01/15/17	700,000	659,968
Science Applications International Corp.,
5.50%, 07/01/33	177,000	159,760
TTX Co.,
4.90%, 03/01/15(b)	221,000	207,481
Waste Management, Inc.
6.38%, 11/15/12	206,000	225,449
6.38%, 03/11/15	500,000	553,244
7.00%, 07/15/28	162,000	176,809

		2,493,418

Communications Equipment 0.1%
Cisco Systems, Inc.
5.25%, 02/22/11	295,000	310,942
5.50%, 02/22/16	425,000	467,991
5.90%, 02/15/39	500,000	541,237
Motorola, Inc.
7.63%, 11/15/10	159,000	165,559
7.50%, 05/15/25	206,000	187,569

		1,673,298

Computers & Peripherals 0.2%
Dell, Inc.,
7.10%, 04/15/28	206,000	227,456
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	326,418
5.50%, 03/01/18	800,000	874,166
International Business Machines Corp.
4.75%, 11/29/12	516,000	558,124
5.88%, 11/29/32	983,000	1,088,599

		3,074,763

Construction Materials 0.1%
CRH America, Inc.,
6.00%, 09/30/16	885,000	907,269
Lafarge SA,
6.50%, 07/15/16	265,000	264,836

		1,172,105

Consumer Finance 0.3%
American Express Co.
4.88%, 07/15/13	1,348,000	1,389,016
8.13%, 05/20/19	845,000	999,374
6.80%, 09/01/66(a)	290,000	246,500
Boeing Capital Corp.,
6.10%, 03/01/11	50,000	53,106
Capital One Bank USA NA
5.75%, 09/15/10	236,000	241,961
5.13%, 02/15/14	765,000	795,778
Capital One Capital III,
7.69%, 08/15/36	250,000	211,250
Capital One Capital IV,
6.75%, 02/17/37(a)	185,000	140,600
SLM Corp.,
5.38%, 05/15/14	1,091,000	835,027

		4,912,612

Diversified Financial Services 3.9%
Associates Corp of North America,
6.95%, 11/01/18	339,000	331,668
AXA Financial, Inc.,
7.00%, 04/01/28	133,000	116,853
Bank of America Corp.
4.38%, 12/01/10	590,000	600,828
5.38%, 08/15/11	383,000	399,294
2.10%, 04/30/12	2,325,000	2,357,624
4.88%, 09/15/12	289,000	296,740
4.88%, 01/15/13	649,000	665,707
4.75%, 08/01/15	619,000	611,366
5.25%, 12/01/15	737,000	730,249
5.63%, 10/14/16	1,460,000	1,474,809
Bank of America NA
6.00%, 06/15/16	295,000	293,470
5.30%, 03/15/17	200,000	191,862
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	395,232
5.30%, 10/30/15	177,000	186,888
4.65%, 07/02/18	354,000	337,802
BP Capital Markets America, Inc.,
4.20%, 06/15/18	147,000	140,568
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Financial Services (continued)
BSKYB Finance UK plc,
5.63%, 10/15/15(b)	$147,000	$159,108
Caterpillar Financial Services Corp.
5.05%, 12/01/10	590,000	610,955
6.13%, 02/17/14	1,400,000	1,534,844
5.50%, 03/15/16	295,000	310,852
Citigroup Funding, Inc.
1.25%, 06/03/11(c)	895,000	897,871
2.25%, 12/10/12	1,485,000	1,504,994
Citigroup, Inc.
6.50%, 01/18/11	133,000	137,916
5.13%, 02/14/11	88,000	89,700
6.00%, 02/21/12	147,000	152,706
5.25%, 02/27/12	1,750,000	1,797,423
5.63%, 08/27/12	295,000	298,278
5.50%, 10/15/14	2,100,000	2,096,966
5.30%, 01/07/16	1,979,000	1,925,436
5.85%, 08/02/16	413,000	403,802
6.63%, 06/15/32	333,000	302,569
5.88%, 02/22/33	118,000	97,802
5.85%, 12/11/34	525,000	450,638
5.88%, 05/29/37	250,000	217,976
Countrywide Home Loans, Inc.,
4.00%, 03/22/11	706,000	717,532
Credit Suisse Guernsey,
5.86%, 05/15/17(a)(d)	400,000	304,000
Credit Suisse USA, Inc.
6.13%, 11/15/11	265,000	286,064
6.50%, 01/15/12	354,000	383,581
5.13%, 01/15/14	171,000	180,510
5.85%, 08/16/16	400,000	429,010
7.13%, 07/15/32	555,000	662,308
EnCana Holdings Finance Corp.,
5.80%, 05/01/14	634,000	686,186
General Electric Capital Corp.
1.80%, 03/11/11	5,830,000	5,902,420
5.50%, 04/28/11	413,000	434,199
5.88%, 02/15/12	59,000	62,822
6.00%, 06/15/12	263,000	281,679
4.88%, 03/04/15	619,000	637,995
5.00%, 01/08/16	295,000	296,066
5.40%, 02/15/17	585,000	583,211
5.63%, 09/15/17	2,000,000	2,025,068
6.75%, 03/15/32	1,128,000	1,151,601
6.15%, 08/07/37	1,200,000	1,138,771
6.38%, 11/15/67(a)	925,000	765,438
Golden West Financial Corp.,
4.75%, 10/01/12	156,000	160,369
HSBC Finance Corp.
7.00%, 05/15/12	811,000	876,094
5.25%, 04/15/15	265,000	269,527
Jefferies Group, Inc.,
6.25%, 01/15/36	177,000	141,565
JPMorgan Chase & Co.
4.50%, 11/15/10	872,000	897,725
2.63%, 12/01/10	7,120,000	7,277,694
4.60%, 01/17/11	590,000	607,978
6.63%, 03/15/12	643,000	702,004
3.70%, 01/20/15	805,000	797,901
4.75%, 03/01/15	254,000	264,877
5.15%, 10/01/15	501,000	519,774
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	343,517
5.45%, 04/10/17	850,000	897,721
8.00%, 03/01/32	159,000	186,945
Nissan Motor Acceptance Corp.,
4.63%, 03/08/10(b)	307,000	306,368
Principal Life Global Funding I,
5.25%, 01/15/13(b)	879,000	895,071
State Street Capital Trust III,
8.25%, 03/15/42(a)	180,000	176,238
TIAA Global Markets, Inc.,
4.95%, 07/15/13(b)	1,254,000	1,322,584
UFJ Finance Aruba AEC,
6.75%, 07/15/13	354,000	393,374

		56,086,583

Diversified Telecommunication Services 1.7%
America Movil SAB de CV
5.75%, 01/15/15	295,000	310,714
6.38%, 03/01/35	177,000	184,427
Ameritech Capital Funding Corp.,
6.45%, 01/15/18	88,000	94,437
AT&T Mobility LLC,
7.13%, 12/15/31	413,000	480,833
AT&T, Inc.
5.30%, 11/15/10	383,000	398,495
6.25%, 03/15/11	475,000	506,338
5.88%, 08/15/12	425,000	465,155
4.95%, 01/15/13	1,500,000	1,599,300
5.10%, 09/15/14	1,003,000	1,081,402
5.63%, 06/15/16	295,000	317,348
6.15%, 09/15/34	1,161,000	1,186,515
BellSouth Corp.
6.00%, 10/15/11	838,000	904,977
5.20%, 09/15/14	501,000	542,426
6.55%, 06/15/34	177,000	189,460
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	785,960
5.75%, 03/23/16	697,000	739,026
8.75%, 06/15/30	369,000	477,863
Embarq Corp.
6.74%, 06/01/13	767,000	831,736
7.08%, 06/01/16	133,000	144,512
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Telecommunication Services (continued)
France Telecom SA
7.75%, 03/01/11	$383,000	$414,703
8.50%, 03/01/31	407,000	562,751
GTE Corp.
6.84%, 04/15/18	206,000	224,454
6.94%, 04/15/28	147,000	158,053
Koninklijke KPN NV,
8.00%, 10/01/10	310,000	329,197
Rogers Communications, Inc.,
7.25%, 12/15/12	875,000	988,990
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	219,373
4.95%, 09/30/14	295,000	305,261
5.25%, 10/01/15	940,000	973,155
6.00%, 09/30/34	230,000	224,220
Telefonica Emisiones SAU,
6.42%, 06/20/16	1,770,000	1,987,829
Telefonos de Mexico SAB de CV,
5.50%, 01/27/15	236,000	246,456
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	623,587
8.75%, 11/01/18	550,000	687,088
6.35%, 04/01/19	200,000	220,853
5.85%, 09/15/35	118,000	118,797
Verizon Global Funding Corp.
7.25%, 12/01/10	537,000	571,520
6.88%, 06/15/12	295,000	328,945
7.38%, 09/01/12	522,000	593,109
4.38%, 06/01/13	369,000	388,130
7.75%, 12/01/30	1,190,000	1,437,725
Vodafone Group plc,
4.15%, 06/10/14	865,000	888,292

		23,733,412

Electric Utilities 1.4%
Alabama Power Co.,
5.70%, 02/15/33	574,000	616,652
Ameren Energy Generating,
7.95%, 06/01/32	105,000	103,907
American Electric Power Co., Inc.,
5.25%, 06/01/15	192,000	200,864
Appalachian Power Co.,
5.80%, 10/01/35	206,000	203,304
Arizona Public Service Co.,
5.50%, 09/01/35	215,000	187,034
Baltimore Gas & Electric Co.,
5.90%, 10/01/16	1,135,000	1,190,600
Commonwealth Edison Co.,
6.15%, 03/15/12	118,000	128,047
Consolidated Edison Co. of New York, Inc.
4.88%, 02/01/13	124,000	131,759
5.38%, 12/15/15	177,000	191,032
5.88%, 04/01/33	118,000	123,811
Dominion Resources, Inc./VA
5.70%, 09/17/12	162,000	176,966
6.30%, 03/15/33	10,000	10,840
5.95%, 06/15/35	251,000	263,961
DTE Energy Co.,
6.35%, 06/01/16	913,000	939,857
Duke Energy Carolinas LLC,
6.25%, 01/15/12	1,650,000	1,798,180
Duke Energy Corp.,
5.05%, 09/15/19	1,200,000	1,213,152
Duke Energy Ohio, Inc.
5.70%, 09/15/12	41,000	44,659
5.40%, 06/15/33	74,000	67,988
Entergy Gulf States, Inc.,
5.25%, 08/01/15	177,000	176,680
Entergy Mississippi, Inc.,
5.15%, 02/01/13	289,000	297,536
Exelon Corp.
4.90%, 06/15/15	413,000	428,118
5.63%, 06/15/35	836,000	805,806
FirstEnergy Corp.,
7.38%, 11/15/31	663,000	743,175
Florida Power & Light Co.
4.85%, 02/01/13	147,000	156,973
5.85%, 02/01/33	100,000	110,898
5.95%, 10/01/33	77,000	86,586
5.40%, 09/01/35	130,000	136,547
5.65%, 02/01/37	450,000	489,813
Florida Power Corp.,
5.90%, 03/01/33	318,000	345,692
Georgia Power Co.,
5.13%, 11/15/12	106,000	114,822
Metropolitan Edison Co.,
4.88%, 04/01/14	236,000	244,702
MidAmerican Energy Co.,
5.80%, 10/15/36	550,000	589,339
Midamerican Energy Holdings Co.,
5.88%, 10/01/12	634,000	690,760
New York State Electric & Gas Corp.,
5.75%, 05/01/23	59,000	54,750
Ohio Power Co.,
6.60%, 02/15/33	236,000	256,811
Oncor Electric Delivery Co.
6.38%, 05/01/12	552,000	599,415
6.38%, 01/15/15	692,000	767,019
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	503,390
6.25%, 03/01/39	600,000	686,479
Pacificorp,
5.25%, 06/15/35	177,000	178,258
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	113,734
7.45%, 08/15/32	118,000	126,119
Progress Energy, Inc.
7.10%, 03/01/11	122,000	129,333
7.75%, 03/01/31	236,000	295,405
PSEG Power LLC
6.95%, 06/01/12	74,000	81,234
5.50%, 12/01/15	413,000	443,686
Public Service Co. of Colorado,
5.50%, 04/01/14	251,000	274,740
Public Service Electric & Gas Co.,
5.13%, 09/01/12	195,000	208,209
Puget Sound Energy, Inc.,
5.48%, 06/01/35	147,000	144,681
SCANA Corp.
6.88%, 05/15/11	516,000	552,176
6.25%, 02/01/12	147,000	157,000
Scottish Power Ltd.,
5.81%, 03/15/25	118,000	118,966
Southern California Edison Co.
6.00%, 01/15/34	177,000	200,386
5.55%, 01/15/36	436,000	467,556
Southern Power Co.,
6.25%, 07/15/12	251,000	274,785
SPI Electricity & Gas Australia Holdings Pty Ltd.,
6.15%, 11/15/13(b)	189,000	198,621
Virginia Electric and Power Co.,
5.40%, 01/15/16	147,000	156,561
Westar Energy, Inc.,
6.00%, 07/01/14	265,000	286,230
Wisconsin Electric Power Co.,
5.63%, 05/15/33	59,000	62,808
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	265,237
6.50%, 07/01/36	177,000	197,632

		20,811,281

Electronic Equipment, Instruments & Components 0.0%
Emerson Electric Co.,
6.00%, 08/15/32	83,000	93,251

Energy Equipment & Services 0.1%
Halliburton Co.
5.50%, 10/15/10	472,000	492,337
6.70%, 09/15/38	400,000	469,106

		961,443

Food & Staples Retailing 0.1%
Costco Wholesale Corp.,
5.50%, 03/15/17	850,000	929,330
CVS Caremark Corp.,
6.25%, 06/01/27	795,000	845,027

		1,774,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Food Products 0.5%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	$345,000	$367,720
5.38%, 09/15/35	147,000	147,919
Bunge Ltd. Finance Corp.,
5.10%, 07/15/15	88,000	87,442
Cadbury Schweppes US Finance LLC,
5.13%, 10/01/13(b)	177,000	184,473
Campbell Soup Co.,
4.88%, 10/01/13	236,000	255,566
ConAgra Foods, Inc.
6.75%, 09/15/11	10,000	10,911
7.00%, 10/01/28	221,000	244,510
General Mills, Inc.,
6.00%, 02/15/12	267,000	290,095
HJ Heinz Finance Co.
6.00%, 03/15/12	350,000	379,083
6.75%, 03/15/32	88,000	98,178
Kellogg Co.,
7.45%, 04/01/31	147,000	189,725
Kraft Foods, Inc.
5.63%, 11/01/11	468,000	497,939
6.00%, 02/11/13	550,000	589,942
6.50%, 11/01/31	189,000	196,686
7.00%, 08/11/37	500,000	556,981
Kroger Co. (The)
6.80%, 04/01/11	201,000	215,267
6.20%, 06/15/12	236,000	257,650
7.50%, 04/01/31	257,000	319,448
Safeway, Inc.
6.50%, 03/01/11	236,000	250,851
5.80%, 08/15/12	206,000	223,284
5.63%, 08/15/14	177,000	192,301
Sara Lee Corp.,
6.25%, 09/15/11	251,000	271,044
Sysco Corp.,
5.38%, 09/21/35	106,000	108,167
Unilever Capital Corp.
7.13%, 11/01/10	324,000	345,903
5.90%, 11/15/32	206,000	229,740
WM Wrigley Jr Co.,
4.65%, 07/15/15	215,000	206,937

		6,717,762

Gas Utilities 0.5%
AGL Capital Corp.,
4.45%, 04/15/13	177,000	181,499
Atmos Energy Corp.
5.13%, 01/15/13	133,000	138,918
4.95%, 10/15/14	265,000	279,197
Boardwalk Pipelines LP,
5.20%, 06/01/18	88,000	83,921
CenterPoint Energy Resources Corp.,
7.88%, 04/01/13	354,000	398,624
Colonial Pipeline Co.,
7.63%, 04/15/32(b)	215,000	261,055
Consolidated Natural Gas Co.,
5.00%, 12/01/14	1,069,000	1,132,605
Enterprise Products Operating LLC,
5.60%, 10/15/14	1,194,000	1,271,750
Kern River Funding Corp.,
4.89%, 04/30/18(b)	68,900	72,541
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	207,000	216,985
6.75%, 03/15/11	91,000	96,504
6.85%, 02/15/20	935,000	1,021,239
5.80%, 03/15/35	206,000	194,257
Plains All American Pipeline LP,
5.63%, 12/15/13	330,000	343,000
Southern California Gas Co.,
4.80%, 10/01/12	383,000	411,825
Spectra Energy Capital LLC,
6.75%, 02/15/32	327,000	339,533
Texas Eastern Transmission LP,
7.30%, 12/01/10	1,000,000	1,048,927
Texas Gas Transmission LLC,
4.60%, 06/01/15	177,000	177,893

		7,670,273

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.
4.63%, 03/15/15	77,000	82,532
5.38%, 06/01/18	400,000	433,488
Covidien International Finance SA,
6.00%, 10/15/17	400,000	443,770
Johnson & Johnson,
4.95%, 05/15/33	663,000	658,401
Medtronic, Inc.,
4.38%, 09/15/10	186,000	191,760

		1,809,951

Health Care Providers & Services 0.2%
Aetna, Inc.,
6.00%, 06/15/16	550,000	580,100
Quest Diagnostics, Inc.,
5.45%, 11/01/15	324,000	341,957
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	299,156
5.80%, 03/15/36	708,000	686,578
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,076,802
5.25%, 01/15/16	324,000	330,405
5.95%, 12/15/34	118,000	118,141

		3,433,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.,
5.35%, 03/01/18	$360,000	$392,779
Yum! Brands, Inc.
8.88%, 04/15/11	118,000	129,135
6.88%, 11/15/37	600,000	664,702

		1,186,616

Household Durables 0.1%
Black & Decker Corp.,
4.75%, 11/01/14	230,000	233,154
Fortune Brands, Inc.,
5.38%, 01/15/16	265,000	264,779
MDC Holdings, Inc.,
5.50%, 05/15/13	147,000	145,685
Stanley Works (The),
4.90%, 11/01/12	133,000	142,189
Toll Brothers Finance Corp.,
6.88%, 11/15/12	88,000	92,841

		878,648

Household Products 0.1%
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	317,280
4.88%, 08/15/15	800,000	871,765

		1,189,045

Industrial Conglomerates 0.2%
3M Co.,
5.70%, 03/15/37	415,000	467,884
General Electric Co.,
5.00%, 02/01/13	929,000	980,003
Honeywell International, Inc.
6.13%, 11/01/11	147,000	160,410
5.40%, 03/15/16	705,000	766,616

		2,374,913

Insurance 1.0%
ACE INA Holdings, Inc.,
5.88%, 06/15/14	560,000	611,952
AIG Life Holdings US, Inc.,
7.50%, 07/15/25	147,000	125,973
AIG SunAmerica Global Financing X,
6.90%, 03/15/32(b)	413,000	309,467
Allstate Corp. (The)
6.13%, 02/15/12	254,000	270,499
6.13%, 12/15/32	118,000	123,210
5.55%, 05/09/35	88,000	88,497
5.95%, 04/01/36	118,000	125,188
6.13%, 05/15/37(a)	195,000	157,950
6.50%, 05/15/57(a)	195,000	161,850
American International Group, Inc.
5.05%, 10/01/15	147,000	108,932
5.60%, 10/18/16	585,000	429,240
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	1,090,000	1,167,003
4.85%, 01/15/15	354,000	380,914
Chubb Corp.
6.00%, 05/11/37	315,000	347,741
6.38%, 03/29/67(a)	400,000	360,000
Farmers Insurance Exchange,
8.63%, 05/01/24(b)	400,000	412,576
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	78,902
6.50%, 06/15/34	206,000	163,276
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	110,149
6.10%, 10/01/41	59,000	48,727
Infinity Property & Casualty Corp.,
5.50%, 02/18/14	118,000	106,027
Lincoln National Corp.,
6.15%, 04/07/36	440,000	401,581
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	106,438
5.75%, 09/15/15	43,000	45,344
MetLife, Inc.
6.13%, 12/01/11	640,000	687,845
5.50%, 06/15/14	265,000	279,806
5.70%, 06/15/35	659,000	677,771
6.40%, 12/15/36	500,000	422,500
Metropolitan Life Global Funding I,
5.13%, 06/10/14(b)	750,000	783,518
Nationwide Financial Services, Inc.,
6.75%, 05/15/37	105,000	79,035
Nationwide Mutual Insurance Co.,
5.81%, 12/15/24(a)(b)	295,000	215,973
New York Life Insurance Co.,
5.88%, 05/15/33(b)	200,000	190,790
NLV Financial Corp.,
7.50%, 08/15/33(b)	74,000	57,025
Progressive Corp. (The)
6.25%, 12/01/32	162,000	172,349
6.70%, 06/15/37(a)	370,000	318,088
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	769,643
5.10%, 09/20/14	295,000	298,102
5.75%, 07/15/33	147,000	135,410
RLI Corp.,
5.95%, 01/15/14	118,000	116,901
Travelers Cos., Inc. (The)
5.75%, 12/15/17	585,000	641,241
6.25%, 03/15/37(a)	400,000	351,690
Travelers Property Casualty Corp.,
6.38%, 03/15/33	192,000	218,541
W.R. Berkley Corp.,
5.13%, 09/30/10	103,000	103,703
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Insurance (continued)
Western & Southern Financial Group, Inc.,
5.75%, 07/15/33(b)	$147,000	$117,271
Willis North America, Inc.,
5.63%, 07/15/15	177,000	173,891
XL Capital Ltd.,
5.25%, 09/15/14	779,000	764,720

		13,817,249

Machinery 0.1%
Caterpillar, Inc.
7.30%, 05/01/31	100,000	117,498
6.05%, 08/15/36	177,000	193,732
Deere & Co.,
8.10%, 05/15/30	500,000	659,812
Dover Corp.,
4.88%, 10/15/15	224,000	240,435

		1,211,477

Media 1.1%
CBS Corp.
5.63%, 08/15/12	590,000	611,928
8.88%, 05/15/19	50,000	55,147
7.88%, 07/30/30	80,000	76,263
5.50%, 05/15/33	118,000	92,595
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22	118,000	151,630
Comcast Cable Holdings LLC,
9.80%, 02/01/12	307,000	353,595
Comcast Corp.
5.90%, 03/15/16	413,000	443,852
6.50%, 01/15/17	1,013,000	1,111,836
5.70%, 07/01/19	500,000	528,302
7.05%, 03/15/33	295,000	334,549
6.50%, 11/15/35	100,000	106,559
6.95%, 08/15/37	295,000	329,268
COX Communications, Inc.
7.75%, 11/01/10	145,000	153,438
5.45%, 12/15/14	354,000	380,276
5.50%, 10/01/15	383,000	409,111
Historic TW, Inc.,
6.88%, 06/15/18	176,000	194,719
News America Holdings, Inc.
9.25%, 02/01/13	118,000	138,619
8.00%, 10/17/16	118,000	136,655
News America, Inc.
5.30%, 12/15/14	367,000	395,072
7.28%, 06/30/28	77,000	78,713
6.55%, 03/15/33	300,000	307,050
6.20%, 12/15/34	245,000	241,050
Omnicom Group, Inc.,
5.90%, 04/15/16	177,000	186,745
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	817,048
6.75%, 07/01/18	585,000	646,285
8.25%, 04/01/19	1,700,000	2,054,783
6.75%, 06/15/39	900,000	973,292
Time Warner, Inc.
6.88%, 05/01/12	911,000	1,002,847
7.63%, 04/15/31	777,000	870,815
7.70%, 05/01/32	932,000	1,053,893
Viacom, Inc.
6.25%, 04/30/16	649,000	699,983
6.88%, 04/30/36	324,000	342,272
Walt Disney Co. (The)
6.38%, 03/01/12	139,000	152,629
6.20%, 06/20/14	413,000	469,828

		15,900,647

Metals & Mining 0.3%
Alcan, Inc.
6.45%, 03/15/11	44,000	46,058
5.75%, 06/01/35	206,000	198,499
Alcoa, Inc.,
5.87%, 02/23/22	625,000	541,869
ArcelorMittal,
6.13%, 06/01/18	585,000	576,316
Barrick Gold Finance Co.,
4.88%, 11/15/14	230,000	244,481
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	251,699
5.25%, 12/15/15	285,000	307,789
Corp. Nacional del Cobre de Chile,
6.38%, 11/30/12(b)	120,000	132,282
Newmont Mining Corp.,
5.88%, 04/01/35	236,000	231,115
Placer Dome, Inc.,
6.38%, 03/01/33	139,000	152,005
Rio Tinto Alcan, Inc.
4.50%, 05/15/13	372,000	380,874
5.00%, 06/01/15	295,000	302,470
Vale Overseas Ltd.,
6.88%, 11/21/36	944,000	976,597

		4,342,054

Multiline Retail 0.4%
Kohl’s Corp.,
6.30%, 03/01/11	50,000	52,104
Target Corp.
10.00%, 01/01/11	66,000	71,104
6.35%, 01/15/11	124,000	131,851
6.00%, 01/15/18	500,000	563,307
7.00%, 07/15/31	174,000	196,169
6.35%, 11/01/32	313,000	352,310
Wal-Mart Stores, Inc.
4.13%, 02/15/11	383,000	399,098
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Multiline Retail (continued)
5.00%, 04/05/12	$1,800,000	$1,947,631
3.20%, 05/15/14	900,000	918,904
7.55%, 02/15/30	118,000	151,702
5.25%, 09/01/35	708,000	708,961

		5,493,141

Oil, Gas & Consumable Fuels 1.1%
Anadarko Finance Co.
6.75%, 05/01/11	118,000	125,400
7.50%, 05/01/31	298,000	329,701
Anadarko Petroleum Corp.,
6.45%, 09/15/36	531,000	548,254
Apache Corp.
6.25%, 04/15/12	230,000	253,609
7.63%, 07/01/19	59,000	72,149
Apache Finance Canada Corp.,
4.38%, 05/15/15	487,000	507,922
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	590,000	628,549
Chevron Corp.,
3.95%, 03/03/14	585,000	615,954
Conoco Funding Co.,
6.35%, 10/15/11	767,000	840,476
ConocoPhillips
4.75%, 10/15/12	675,000	725,814
4.60%, 01/15/15	950,000	1,013,929
5.90%, 10/15/32	177,000	188,823
6.50%, 02/01/39	400,000	461,098
ConocoPhillips Australia Funding Co.,
5.50%, 04/15/13	324,000	351,852
Devon Energy Corp.,
7.95%, 04/15/32	350,000	438,784
Devon Financing Corp. ULC,
6.88%, 09/30/11	643,000	699,540
Enterprise Products Operating LLC,
6.13%, 10/15/39	285,000	287,950
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	142,313
Hess Corp.,
7.30%, 08/15/31	354,000	397,943
Marathon Oil Corp.,
6.80%, 03/15/32	118,000	126,812
Motiva Enterprises LLC,
5.20%, 09/15/12(b)	74,000	76,444
Murphy Oil Corp.,
6.38%, 05/01/12	59,000	62,726
Nabors Industries, Inc.,
5.38%, 08/15/12	41,000	41,725
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	293,278
7.00%, 11/01/13	500,000	577,640
Pemex Project Funding Master Trust
9.13%, 10/13/10	138,000	146,970
6.63%, 06/15/35	324,000	312,964
PTT PCL,
5.88%, 08/03/35(b)	177,000	170,303
Shell International Finance BV,
6.38%, 12/15/38	410,000	486,856
Transocean, Inc.,
7.50%, 04/15/31	177,000	211,267
Valero Energy Corp.
6.88%, 04/15/12	590,000	634,971
7.50%, 04/15/32	118,000	117,361
6.63%, 06/15/37	455,000	406,347
Williams Cos., Inc. (The),
8.75%, 01/15/20	1,200,000	1,379,573
XTO Energy, Inc.
4.90%, 02/01/14	147,000	152,491
5.30%, 06/30/15	280,000	296,721
5.65%, 04/01/16	118,000	123,329
6.50%, 12/15/18	210,000	231,832
6.38%, 06/15/38	610,000	648,904

		15,128,574

Paper & Forest Products 0.1%
Celulosa Arauco y Constitucion SA,
5.13%, 07/09/13	177,000	181,948
International Paper Co.
5.85%, 10/30/12	43,000	44,033
5.30%, 04/01/15	206,000	208,636
Inversiones CMPC SA,
4.88%, 06/18/13(b)	177,000	181,230
Weyerhaeuser Co.,
6.75%, 03/15/12	782,000	814,671

		1,430,518

Personal Products 0.1%
Procter & Gamble Co. (The)
4.85%, 12/15/15	177,000	195,426
5.80%, 08/15/34	545,000	608,284

		803,710

Pharmaceuticals 0.9%
Abbott Laboratories
5.88%, 05/15/16	481,000	536,113
6.00%, 04/01/39	1,040,000	1,181,955
AstraZeneca PLC
5.40%, 06/01/14	295,000	326,078
5.90%, 09/15/17	400,000	447,554
6.45%, 09/15/37	200,000	235,325
Bristol-Myers Squibb Co.,
5.25%, 08/15/13	1,425,000	1,549,773
Eli Lilly & Co.
6.00%, 03/15/12	295,000	325,892
7.13%, 06/01/25	118,000	144,387
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	2,700,000	2,900,699
5.38%, 04/15/34	201,000	205,279
Merck & Co., Inc.
4.75%, 03/01/15	354,000	385,006
6.40%, 03/01/28	74,000	86,579
5.95%, 12/01/28	162,000	178,970
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	470,000	500,343
Pfizer, Inc.
4.65%, 03/01/18	265,000	271,287
7.20%, 03/15/39	525,000	660,771
Pharmacia Corp.,
6.60%, 12/01/28	177,000	202,834
Schering-Plough Corp.,
5.55%, 12/01/13	1,400,000	1,532,710
Teva Pharmaceutical Finance LLC,
6.15%, 02/01/36	142,000	152,694
Wyeth
5.50%, 02/01/14	678,000	740,449
5.50%, 02/15/16	634,000	691,821
6.50%, 02/01/34	206,000	241,121

		13,497,640

Real Estate Investment Trusts (REITs) 0.3%
AvalonBay Communities, Inc.,
6.63%, 09/15/11	88,000	93,707
Boston Properties LP,
5.00%, 06/01/15	590,000	577,738
Camden Property Trust,
5.00%, 06/15/15	147,000	139,901
ERP Operating LP
5.25%, 09/15/14	472,000	478,843
5.38%, 08/01/16	295,000	290,681
HCP, Inc.
6.45%, 06/25/12	56,000	57,734
6.00%, 01/30/17	472,000	440,814
Health Care REIT, Inc.,
6.00%, 11/15/13	177,000	173,758
Hospitality Properties Trust,
6.75%, 02/15/13	745,000	736,445
HRPT Properties Trust,
5.75%, 02/15/14	177,000	170,044
Liberty Property LP,
7.25%, 03/15/11	38,000	39,485
Simon Property Group LP
5.10%, 06/15/15	531,000	529,208
6.10%, 05/01/16	413,000	424,460
Vornado Realty LP,
5.60%, 02/15/11	206,000	209,732
Washington Real Estate Investment Trust,
5.25%, 01/15/14	118,000	113,350
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Real Estate Investment Trusts (REITs) (continued)
Westfield Capital Corp. Ltd.,
5.13%, 11/15/14(b)	$153,000	$148,939

		4,624,839

Road & Rail 0.3%
Burlington Northern Santa Fe Corp.
6.75%, 07/15/11	215,000	233,977
7.95%, 08/15/30	206,000	262,117
CSX Corp.
6.75%, 03/15/11	133,000	142,342
5.50%, 08/01/13	507,000	543,641
Norfolk Southern Corp.
6.75%, 02/15/11	964,000	1,028,556
5.59%, 05/17/25	84,000	86,663
Union Pacific Corp.
5.13%, 02/15/14	600,000	643,643
5.38%, 06/01/33	62,000	62,786
6.25%, 05/01/34	236,000	257,916
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	155,199
8.38%, 04/01/30(e)	177,000	230,746
United Parcel Service, Inc.,
6.20%, 01/15/38	295,000	344,762

		3,992,348

Software 0.2%
Microsoft Corp.,
2.95%, 06/01/14	420,000	425,658
Oracle Corp.
3.75%, 07/08/14	1,210,000	1,257,005
5.25%, 01/15/16	572,000	622,261
5.00%, 07/08/19	200,000	210,397

		2,515,321

Specialty Retail 0.1%
Home Depot, Inc.,
5.40%, 03/01/16	590,000	616,837
Lowe’s Cos., Inc.,
6.50%, 03/15/29	236,000	261,122

		877,959

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	800,000	993,646
9.25%, 08/06/19	700,000	855,369
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	425,766
6.38%, 05/16/38	210,000	241,677

		2,516,458

Wireless Telecommunication Services 0.1%
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	50,205
8.75%, 03/01/31	321,000	425,216
Vodafone Group PLC
5.00%, 12/16/13	664,000	708,142
7.88%, 02/15/30	206,000	256,696

		1,440,259

Total Corporate Bonds (cost $293,785,287)		305,776,802

Municipal Bonds 0.2%

	Principal	Market
	Amount	Value

New York 0.1%
Metropolitan Transportation Authority,
7.34%, 11/15/39	145,000	179,224
Port Auth. of New York & New Jersey,
6.04%, 12/01/29	620,000	674,926

		854,150

New Jersey 0.0%
New Jersey State Turnpike Authority,
7.41%, 01/01/40	290,000	357,512

Illinois 0.1%
State of Illinois,
5.10%, 06/01/33	1,005,000	934,901

California 0.0%
State of California,
7.55%, 04/01/39	580,000	644,653

Texas 0.0%
City of Dallas, Texas,
5.50%, 02/15/24(e)	708,000	711,540

Total Municipal Bonds (cost $3,363,791)		3,502,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies 44.6%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 822023
5.50%, 07/01/20	$21,694	$23,075
Pool# 826869
5.50%, 08/01/20	655,119	696,832
Pool# 835228
5.50%, 08/01/20	14,188	15,091
Pool# 825811
5.50%, 09/01/20	14,714	15,651
Pool# 832837
5.50%, 09/01/20	614,936	654,090
Pool# 839585
5.50%, 09/01/20	72,686	77,314
Pool# 811505
5.50%, 10/01/20	39,494	42,008
Pool# 829704
5.50%, 10/01/20	53,775	57,199
Pool# 838565
5.50%, 10/01/20	653,522	695,133
Pool# 838566
5.50%, 10/01/20	23,112	24,583
Pool# 840102
5.50%, 10/01/20	542,897	577,464
Pool# 841947
5.50%, 10/01/20	21,394	22,756
Pool# 843102
5.50%, 10/01/20	17,586	18,706
Pool# 839100
5.50%, 11/01/20	16,929	18,007
Pool# 840808
5.50%, 11/01/20	23,384	24,873
Pool# 847832
5.50%, 11/01/20	34,064	36,233
Pool# 847920
5.50%, 11/01/20	643,894	684,892
Pool# 830670
5.50%, 12/01/20	27,699	29,463
Pool# 866142
5.50%, 01/01/21	57,764	61,280
Pool# 788210
5.50%, 02/01/21	583,312	618,812
Pool# 837194
5.50%, 02/01/21	20,962	22,297
Pool# 867183
5.50%, 02/01/21	73,164	77,616
Pool# 811558
5.50%, 03/01/21	706,736	751,735
Pool# 870296
5.50%, 03/01/21	17,365	18,422
Pool# 878120
5.50%, 04/01/21	29,491	31,286
Pool# 878121
5.50%, 04/01/21	42,703	45,302
Pool# 811559
5.50%, 05/01/21	422,909	448,647
Pool# 879115
5.50%, 05/01/21	91,546	97,118
Pool# 883922
5.50%, 05/01/21	569,829	604,509
Pool# 885440
5.50%, 05/01/21	13,258	14,065
Pool# 845489
5.50%, 06/01/21	12,679	13,450
Pool# 880950
5.50%, 07/01/21	462,252	490,385
Pool# 870092
5.50%, 08/01/21	17,042	18,079
Pool# 896599
5.50%, 08/01/21	25,673	27,235
Pool# 896605
5.50%, 08/01/21	16,233	17,221
Pool# 903350
5.00%, 10/01/21	47,053	49,608
Pool# 894126
5.50%, 10/01/21	11,782	12,477
Pool# 902789
5.50%, 11/01/21	470,716	499,363
Pool# 901509
5.00%, 12/01/21	49,825	52,530
Pool# 906708
5.00%, 12/01/21	578,499	609,910
Pool# 905586
5.50%, 12/01/21	545,287	578,472
Pool# 906205
5.50%, 01/01/22	18,294	19,373
Pool# 906317
5.50%, 01/01/22	31,595	33,463
Pool# 928106
5.50%, 02/01/22	776,702	822,637
Pool# 913889
5.50%, 03/01/22	376,797	399,729
Pool# 914385
5.50%, 03/01/22	16,376	17,344
Pool# 913323
5.50%, 04/01/22	18,239	19,318
Pool# 913331
5.50%, 05/01/22	53,361	56,517
Pool# 899438
5.50%, 06/01/22	588,747	623,566
Pool# 939673
5.50%, 06/01/22	107,986	114,373
Pool# 928711
6.00%, 09/01/22	1,094,761	1,167,717
Pool# 963257
5.00%, 05/01/23	5,153,007	5,410,770
Pool# AD0054
5.00%, 02/01/24	4,574,835	4,806,794
Pool# AA2549
4.00%, 04/01/24	4,868,185	4,959,986
Pool# 934863
4.00%, 06/01/24	7,000,000	7,132,002
Pool# AC1529
4.50%, 09/01/24	6,830,637	7,083,250
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 560868
7.50%, 02/01/31	$3,812	$4,271
Pool# 607212
7.50%, 10/01/31	70,152	78,613
Pool# 607559
6.50%, 11/01/31	2,423	2,616
Pool# 607632
6.50%, 11/01/31	440	475
Pool# 545556
7.00%, 04/01/32	39,592	43,718
Pool# 545605
7.00%, 05/01/32	49,962	55,510
Pool# 651361
7.00%, 07/01/32	29,697	32,727
Pool# 661664
7.50%, 09/01/32	77,991	87,075
Pool# 689741
5.50%, 02/01/33	249,127	262,102
Pool# 656559
6.50%, 02/01/33	217,225	234,409
Pool# 555346
5.50%, 04/01/33	684,636	720,294
Pool# 713560
5.50%, 04/01/33	67,688	71,213
Pool# 694846
6.50%, 04/01/33	34,997	37,459
Pool# 701261
7.00%, 04/01/33	4,355	4,790
Pool# 555421
5.00%, 05/01/33	47,288,060	49,092,888
Pool# 555684
5.50%, 07/01/33	145,326	152,895
Pool# 720087
5.50%, 07/01/33	5,591,443	5,882,664
Pool# 728721
5.50%, 07/01/33	410,117	431,477
Pool# 743235
5.50%, 10/01/33	247,177	260,051
Pool# 750229
6.50%, 10/01/33	195,410	209,157
Pool# 755872
5.50%, 12/01/33	2,940,659	3,093,819
Pool# 725221
5.50%, 01/01/34	86,391	90,890
Pool# 725223
5.50%, 03/01/34	8,936	9,401
Pool# 725425
5.50%, 04/01/34	5,962,317	6,244,906
Pool# 725423
5.50%, 05/01/34	459,327	483,250
Pool# 725594
5.50%, 07/01/34	1,974,097	2,074,446
Pool# 788027
6.50%, 09/01/34	157,265	169,067
Pool# 807310
7.00%, 11/01/34	29,031	31,862
Pool# 735141
5.50%, 01/01/35	7,153,089	7,492,116
Pool# 889852
5.50%, 05/01/35	164,249	172,855
Pool# 256023
6.00%, 12/01/35	5,698,760	6,019,669
Pool# 889745
5.50%, 06/01/36	80,773	84,979
Pool# 888635
5.50%, 09/01/36	2,295,958	2,415,540
Pool# 901957
5.50%, 10/01/36	72,252	75,778
Pool# 907252
7.00%, 12/01/36	795,691	870,240
Pool# 906185
Pool# 923834
7.00%, 04/01/37	799,141	872,944
Pool# 888596
6.50%, 07/01/37	14,355,971	15,368,216
Pool# 925172
7.00%, 08/01/37	642,439	701,771
Pool# 995050
6.00%, 09/01/37	54,776,828	57,861,421
Pool# 947831
7.00%, 10/01/37	846,069	924,207
Pool# 955194
7.00%, 11/01/37	1,587,247	1,733,836
Pool# 889072
6.50%, 12/01/37	3,200,000	3,427,250
Pool# 928940
7.00%, 12/01/37	830,398	907,088
Pool# 970320
5.50%, 02/01/38	13,199,999	13,810,500
Pool# 257137
7.00%, 03/01/38	38,917	42,483
Pool# 257409
7.00%, 10/01/38	739,641	807,423
Pool# 990810
7.00%, 10/01/38	1,039,674	1,134,951
Pool# AA6013
4.50%, 05/01/39	11,219,647	11,379,760
Pool# 190396
4.50%, 06/01/39	12,436,375	12,613,852
Pool# AA9611
4.00%, 07/01/39	6,263,880	6,210,376
Pool# AA9809
4.50%, 07/01/39	13,858,197	14,055,965
Pool# 994002
4.00%, 08/01/39	5,092,863	5,049,362
Pool# AC1454
4.00%, 08/01/39	7,500,000	7,435,937
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Federal Home Loan Mortgage Corp. TBA
4.50%, 10/15/24	$12,400,000	$12,830,131
4.50%, 10/15/39	6,500,000	6,575,153
5.00%, 10/15/39	52,500,000	54,239,063
6.00%, 10/15/39	9,100,000	9,603,339
Federal National Mortgage Association TBA
4.00%, 10/25/24	1,400,000	1,424,063
4.50%, 10/25/24	2,500,000	2,588,280
5.00%, 10/25/24	2,400,000	2,516,251
5.50%, 10/25/24	23,400,000	24,745,500
5.50%, 10/25/39	13,200,000	13,806,382
6.50%, 10/25/39	3,200,000	3,420,000
Freddie Mac Gold Pool
Pool# E00394
7.50%, 09/01/10	5,509	5,666
Pool# M80898
4.50%, 02/01/11	257,375	268,282
Pool# M80904
4.50%, 03/01/11	174,209	179,741
Pool# M80917
4.50%, 05/01/11	42,802	43,622
Pool# M80926
4.50%, 07/01/11	153,535	159,368
Pool# M80934
4.50%, 08/01/11	203,606	210,070
Pool# G10940
6.50%, 11/01/11	3,742	3,842
Pool# G11130
6.00%, 12/01/11	29,823	30,905
Pool# M80981
4.50%, 07/01/12	92,955	95,918
Pool# E00507
7.50%, 09/01/12	1,372	1,452
Pool# G10749
6.00%, 10/01/12	32,789	34,969
Pool# M81009
4.50%, 02/01/13	95,874	98,918
Pool# E69050
6.00%, 02/01/13	24,807	26,480
Pool# E72896
7.00%, 10/01/13	8,194	8,696
Pool# G11612
6.00%, 04/01/14	15,466	16,004
Pool# E00677
6.00%, 06/01/14	59,333	62,554
Pool# E00802
7.50%, 02/01/15	33,244	35,967
Pool# G11001
6.50%, 03/01/15	21,293	22,766
Pool# G11003
7.50%, 04/01/15	1,671	1,807
Pool# G11164
7.00%, 05/01/15	5,343	5,734
Pool# E81396
7.00%, 10/01/15	1,229	1,322
Pool# E81394
7.50%, 10/01/15	10,277	11,126
Pool# E84097
6.50%, 12/01/15	3,725	3,981
Pool# E00938
7.00%, 01/01/16	15,354	16,509
Pool# E82132
7.00%, 01/01/16	2,566	2,760
Pool# E82815
6.00%, 03/01/16	10,450	11,174
Pool# E83231
6.00%, 04/01/16	3,072	3,296
Pool# E83233
6.00%, 04/01/16	8,781	9,422
Pool# G11972
6.00%, 04/01/16	174,221	186,294
Pool# E83046
7.00%, 04/01/16	1,734	1,865
Pool# E00975
6.00%, 05/01/16	43,996	47,006
Pool# E83355
6.00%, 05/01/16	11,612	12,460
Pool# E83636
6.00%, 05/01/16	18,546	19,901
Pool# E83933
6.50%, 05/01/16	738	793
Pool# E00985
6.00%, 06/01/16	24,120	25,775
Pool# E00987
6.50%, 06/01/16	21,328	22,825
Pool# E84236
6.50%, 06/01/16	5,676	6,100
Pool# E00996
6.50%, 07/01/16	2,700	2,891
Pool# E84912
6.50%, 08/01/16	10,913	11,729
Pool# E85117
6.50%, 08/01/16	7,284	7,829
Pool# E85387
6.00%, 09/01/16	20,219	21,696
Pool# E85800
6.50%, 10/01/16	5,375	5,777
Pool# E86183
6.00%, 11/01/16	3,847	4,128
Pool# E01083
7.00%, 11/01/16	5,448	5,858
Pool# G11207
7.00%, 11/01/16	14,088	15,150
Pool# E86533
6.00%, 12/01/16	8,133	8,728
Pool# E01095
6.00%, 01/01/17	10,167	10,877
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# E87584
6.00%, 01/01/17	$7,788	$8,357
Pool# E86995
6.50%, 01/01/17	18,859	20,270
Pool# E87291
6.50%, 01/01/17	31,561	33,922
Pool# E87446
6.50%, 01/01/17	5,315	5,698
Pool# E88076
6.00%, 02/01/17	9,640	10,338
Pool# E01127
6.50%, 02/01/17	16,244	17,463
Pool# E88055
6.50%, 02/01/17	56,787	60,875
Pool# E88106
6.50%, 02/01/17	31,533	33,803
Pool# E01137
6.00%, 03/01/17	15,218	16,288
Pool# E88134
6.00%, 03/01/17	3,013	3,231
Pool# E88474
6.00%, 03/01/17	14,424	15,469
Pool# E88768
6.00%, 03/01/17	32,515	34,890
Pool# E01138
6.50%, 03/01/17	8,790	9,453
Pool# E01139
6.00%, 04/01/17	69,998	74,921
Pool# E88729
6.00%, 04/01/17	12,020	12,890
Pool# E89149
6.00%, 04/01/17	19,655	21,079
Pool# E89151
6.00%, 04/01/17	12,902	13,836
Pool# E89217
6.00%, 04/01/17	11,341	12,162
Pool# E89222
6.00%, 04/01/17	69,804	74,859
Pool# E89347
6.00%, 04/01/17	4,229	4,535
Pool# E89496
6.00%, 04/01/17	14,841	15,916
Pool# E89203
6.50%, 04/01/17	7,103	7,614
Pool# E01140
6.00%, 05/01/17	60,099	64,326
Pool# E89530
6.00%, 05/01/17	44,036	47,225
Pool# E89746
6.00%, 05/01/17	102,768	110,210
Pool# E89788
6.00%, 05/01/17	9,876	10,591
Pool# E89909
6.00%, 05/01/17	15,947	17,102
Pool# G11409
6.00%, 05/01/17	93,833	100,687
Pool# E01156
6.50%, 05/01/17	24,541	26,378
Pool# E89924
6.50%, 05/01/17	53,723	57,591
Pool# B15071
6.00%, 06/01/17	218,797	234,779
Pool# E01157
6.00%, 06/01/17	42,381	45,364
Pool# E90194
6.00%, 06/01/17	11,489	12,321
Pool# E90227
6.00%, 06/01/17	10,313	11,060
Pool# E90313
6.00%, 06/01/17	5,103	5,472
Pool# E90594
6.00%, 07/01/17	39,913	42,804
Pool# E90645
6.00%, 07/01/17	66,484	71,299
Pool# E90667
6.00%, 07/01/17	11,650	12,494
Pool# E01205
6.50%, 08/01/17	19,055	20,474
Pool# G11458
6.00%, 09/01/17	28,293	30,227
Pool# G11434
6.50%, 01/01/18	26,188	28,147
Pool# G18007
6.00%, 07/01/19	54,990	58,817
Pool# B16087
6.00%, 08/01/19	90,352	96,641
Pool# G18062
6.00%, 06/01/20	96,240	102,910
Pool# J00718
5.00%, 12/01/20	992,612	1,050,540
Pool# J00935
5.00%, 12/01/20	113,114	119,715
Pool# J00854
5.00%, 01/01/21	654,405	692,596
Pool# J00871
5.00%, 01/01/21	230,000	243,423
Pool# J01049
5.00%, 01/01/21	2,023,878	2,141,990
Pool# G18096
5.50%, 01/01/21	79,780	84,536
Pool# J01189
5.00%, 02/01/21	136,961	144,397
Pool# J01279
5.50%, 02/01/21	194,267	206,029
Pool# J01256
5.00%, 03/01/21	120,090	126,611
Pool# J01414
5.00%, 03/01/21	102,394	107,954
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# J01576
5.00%, 04/01/21	$549,110	$578,925
Pool# J01570
5.50%, 04/01/21	130,562	138,345
Pool# J01633
5.50%, 04/01/21	558,746	592,576
Pool# J01757
5.00%, 05/01/21	234,986	247,745
Pool# J01771
5.00%, 05/01/21	153,754	162,102
Pool# J01833
5.00%, 05/01/21	105,098	110,805
Pool# J01879
5.00%, 05/01/21	162,610	171,439
Pool# J06015
5.00%, 05/01/21	220,956	232,954
Pool# G18122
5.00%, 06/01/21	172,124	181,470
Pool# G18123
5.50%, 06/01/21	288,277	305,732
Pool# J01980
6.00%, 06/01/21	126,867	135,421
Pool# J03074
5.00%, 07/01/21	168,682	177,841
Pool# J03028
5.50%, 07/01/21	110,066	116,730
Pool# G12245
6.00%, 07/01/21	110,230	117,661
Pool# G12310
5.50%, 08/01/21	83,232	88,271
Pool# G12348
6.00%, 08/01/21	191,950	204,891
Pool# G12412
5.50%, 11/01/21	109,634	116,271
Pool# G13145
5.50%, 04/01/23	4,871,973	5,163,150
Pool# C00351
8.00%, 07/01/24	2,083	2,361
Pool# D60780
8.00%, 06/01/25	4,949	5,614
Pool# D64617
8.00%, 10/01/25	19,229	21,765
Pool# D82854
7.00%, 10/01/27	4,815	5,301
Pool# C00566
7.50%, 12/01/27	8,155	9,216
Pool# C00678
7.00%, 11/01/28	12,443	13,693
Pool# C18271
7.00%, 11/01/28	7,116	7,831
Pool# C00836
7.00%, 07/01/29	4,665	5,130
Pool# A16201
7.00%, 08/01/29	22,469	24,710
Pool# C31282
7.00%, 09/01/29	1,020	1,121
Pool# C31285
7.00%, 09/01/29	12,054	13,256
Pool# A18212
7.00%, 11/01/29	196,580	216,183
Pool# C32914
8.00%, 11/01/29	5,872	6,673
Pool# C37436
8.00%, 01/01/30	7,258	8,249
Pool# C36306
7.00%, 02/01/30	5,811	6,393
Pool# C36429
7.00%, 02/01/30	6,199	6,819
Pool# C00921
7.50%, 02/01/30	6,418	7,208
Pool# G01108
7.00%, 04/01/30	3,936	4,329
Pool# C37703
7.50%, 04/01/30	4,485	5,037
Pool# C41561
8.00%, 08/01/30	2,713	3,078
Pool# C01051
8.00%, 09/01/30	11,986	13,599
Pool# C43550
7.00%, 10/01/30	11,139	12,254
Pool# C44017
7.50%, 10/01/30	1,008	1,132
Pool# C43967
8.00%, 10/01/30	50,193	56,947
Pool# C44978
7.00%, 11/01/30	2,189	2,408
Pool# C44957
8.00%, 11/01/30	7,539	8,553
Pool# C01106
7.00%, 12/01/30	59,266	65,198
Pool# C01103
7.50%, 12/01/30	5,513	6,191
Pool# C01116
7.50%, 01/01/31	5,037	5,657
Pool# C46932
7.50%, 01/01/31	9,615	10,798
Pool# C47287
7.50%, 02/01/31	7,712	8,661
Pool# C48851
7.00%, 03/01/31	9,661	10,624
Pool# G01217
7.00%, 03/01/31	55,053	60,563
Pool# C48206
7.50%, 03/01/31	5,731	6,437
Pool# C53324
7.00%, 06/01/31	12,474	13,717
Pool# C01209
8.00%, 06/01/31	2,918	3,311
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# C54792
7.00%, 07/01/31	$65,954	$72,528
Pool# C55071
7.50%, 07/01/31	865	972
Pool# G01309
7.00%, 08/01/31	13,114	14,421
Pool# C01222
7.00%, 09/01/31	10,153	11,165
Pool# G01311
7.00%, 09/01/31	81,596	89,763
Pool# G01315
7.00%, 09/01/31	3,168	3,485
Pool# C58647
7.00%, 10/01/31	3,343	3,677
Pool# C58694
7.00%, 10/01/31	22,532	24,778
Pool# C60012
7.00%, 11/01/31	2,494	2,743
Pool# C61298
8.00%, 11/01/31	7,345	8,329
Pool# C61105
7.00%, 12/01/31	7,968	8,762
Pool# C01305
7.50%, 12/01/31	6,095	6,847
Pool# C62218
7.00%, 01/01/32	14,228	15,647
Pool# C63171
7.00%, 01/01/32	34,588	38,035
Pool# C64121
7.50%, 02/01/32	8,075	9,071
Pool# C01345
7.00%, 04/01/32	43,896	48,123
Pool# C66744
7.00%, 04/01/32	2,554	2,800
Pool# G01391
7.00%, 04/01/32	135,037	148,553
Pool# C65717
7.50%, 04/01/32	11,052	12,416
Pool# C01370
8.00%, 04/01/32	8,501	9,589
Pool# C66916
7.00%, 05/01/32	32,050	35,136
Pool# C67235
7.00%, 05/01/32	75,597	82,877
Pool# C67259
7.00%, 05/01/32	4,163	4,564
Pool# C01381
8.00%, 05/01/32	55,706	63,203
Pool# C68290
7.00%, 06/01/32	13,539	14,843
Pool# C68300
7.00%, 06/01/32	63,631	69,758
Pool# C68307
8.00%, 06/01/32	3,836	4,327
Pool# G01449
7.00%, 07/01/32	95,266	104,801
Pool# C68988
7.50%, 07/01/32	4,511	5,067
Pool# C69908
7.00%, 08/01/32	62,362	68,367
Pool# C70211
7.00%, 08/01/32	45,928	50,351
Pool# C71089
7.50%, 09/01/32	16,094	18,081
Pool# G01536
7.00%, 03/01/33	76,528	82,928
Pool# A16419
6.50%, 11/01/33	47,666	51,198
Pool# A16522
6.50%, 12/01/33	322,279	346,161
Pool# A17177
6.50%, 12/01/33	16,227	17,430
Pool# A17262
6.50%, 12/01/33	70,359	75,573
Pool# C01806
7.00%, 01/01/34	66,614	72,185
Pool# A21356
6.50%, 04/01/34	219,845	235,587
Pool# C01851
6.50%, 04/01/34	180,117	193,014
Pool# A22067
6.50%, 05/01/34	280,896	301,009
Pool# A24301
6.50%, 05/01/34	160,263	171,738
Pool# A24988
6.50%, 07/01/34	148,506	159,140
Pool# G01741
6.50%, 10/01/34	134,235	144,350
Pool# G08023
6.50%, 11/01/34	218,706	234,366
Pool# A33137
6.50%, 01/01/35	60,789	65,142
Pool# A31989
6.50%, 04/01/35	83,975	89,699
Pool# G08064
6.50%, 04/01/35	136,379	145,676
Pool# G01947
7.00%, 05/01/35	114,467	125,490
Pool# G08073
5.50%, 08/01/35	1,864,208	1,958,390
Pool# A37135
5.50%, 09/01/35	3,362,663	3,532,547
Pool# A46935
6.50%, 09/01/35	73,079	78,060
Pool# A38255
5.50%, 10/01/35	2,750,044	2,888,978
Pool# A38531
5.50%, 10/01/35	3,396,566	3,568,164
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# G08088
6.50%, 10/01/35	$731,271	$781,119
Pool# A39759
5.50%, 11/01/35	201,260	211,428
Pool# A47682
6.50%, 11/01/35	524,446	560,196
Pool# A40376
5.50%, 12/01/35	180,556	189,677
Pool# A42305
5.50%, 01/01/36	1,258,472	1,320,084
Pool# A41548
7.00%, 01/01/36	219,109	237,825
Pool# G08111
5.50%, 02/01/36	4,516,453	4,737,571
Pool# A43672
6.50%, 02/01/36	65,572	70,001
Pool# A48303
7.00%, 02/01/36	83,859	90,997
Pool# A43452
5.50%, 03/01/36	115,692	121,356
Pool# A43861
5.50%, 03/01/36	3,508,152	3,679,905
Pool# A43884
5.50%, 03/01/36	2,579,131	2,709,431
Pool# A43885
5.50%, 03/01/36	2,100,961	2,203,821
Pool# A43886
5.50%, 03/01/36	3,342,682	3,506,334
Pool# A48378
5.50%, 03/01/36	1,741,906	1,827,186
Pool# G08116
5.50%, 03/01/36	879,728	922,798
Pool# A48735
5.50%, 05/01/36	389,780	408,863
Pool# A49960
7.00%, 06/01/36	32,723	35,508
Pool# A53039
6.50%, 10/01/36	437,783	467,351
Pool# A53219
6.50%, 10/01/36	266,527	284,529
Pool# G03620
6.50%, 10/01/37	98,475	105,105
Pool# G04473
5.50%, 06/01/38	7,700,685	8,071,249
Pool# G04581
6.50%, 08/01/38	3,924,705	4,188,953
Pool# A83580
6.00%, 12/01/38	46,200,000	48,820,695
Pool# A85442
5.00%, 03/01/39	6,515,840	6,742,129
Pool# G05459
5.50%, 05/01/39	32,200,000	33,746,271
Pool# A88133
4.50%, 08/01/39	8,688,427	8,801,558
Ginnie Mae I Pool
Pool# 279461
9.00%, 11/15/19	2,428	2,717
Pool# 376510
7.00%, 05/15/24	6,823	7,519
Pool# 457801
7.00%, 08/15/28	10,735	11,835
Pool# 486936
6.50%, 02/15/29	7,517	8,125
Pool# 502969
6.00%, 03/15/29	25,653	27,376
Pool# 487053
7.00%, 03/15/29	11,490	12,689
Pool# 781014
6.00%, 04/15/29	22,443	23,962
Pool# 509099
7.00%, 06/15/29	4,772	5,270
Pool# 470643
7.00%, 07/15/29	18,908	20,882
Pool# 434505
7.50%, 08/15/29	1,551	1,738
Pool# 416538
7.00%, 10/15/29	1,762	1,945
Pool# 524269
8.00%, 11/15/29	10,506	11,945
Pool# 781124
7.00%, 12/15/29	42,468	46,862
Pool# 525561
8.00%, 01/15/30	3,929	4,469
Pool# 507396
7.50%, 09/15/30	102,333	114,729
Pool# 531352
7.50%, 09/15/30	9,896	11,094
Pool# 536334
7.50%, 10/15/30	1,203	1,349
Pool# 540659
7.00%, 01/15/31	1,162	1,284
Pool# 486019
7.50%, 01/15/31	4,559	5,113
Pool# 535388
7.50%, 01/15/31	4,183	4,691
Pool# 537406
7.50%, 02/15/31	1,923	2,157
Pool# 528589
6.50%, 03/15/31	90,691	97,878
Pool# 508473
7.50%, 04/15/31	15,494	17,375
Pool# 544470
8.00%, 04/15/31	4,384	4,989
Pool# 781287
7.00%, 05/15/31	23,547	26,016
Pool# 549742
7.00%, 07/15/31	7,061	7,803
Pool# 781319
7.00%, 07/15/31	7,523	8,312
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Ginnie Mae I Pool (continued)
Pool# 485879
7.00%, 08/15/31	$23,392	$25,848
Pool# 572554
6.50%, 09/15/31	181,304	195,672
Pool# 555125
7.00%, 09/15/31	3,639	4,021
Pool# 781328
7.00%, 09/15/31	22,122	24,440
Pool# 550991
6.50%, 10/15/31	8,375	9,039
Pool# 571267
7.00%, 10/15/31	3,188	3,522
Pool# 547948
6.50%, 11/15/31	9,719	10,489
Pool# 574837
7.50%, 11/15/31	3,296	3,696
Pool# 555171
6.50%, 12/15/31	4,060	4,381
Pool# 781380
7.50%, 12/15/31	6,658	7,194
Pool# 781481
7.50%, 01/15/32	35,796	40,130
Pool# 580972
6.50%, 02/15/32	6,437	6,930
Pool# 781401
7.50%, 02/15/32	19,393	21,744
Pool# 781916
6.50%, 03/15/32	441,386	475,676
Pool# 552474
7.00%, 03/15/32	15,074	16,551
Pool# 781478
7.50%, 03/15/32	11,715	13,275
Pool# 781429
8.00%, 03/15/32	18,294	20,807
Pool# 781431
7.00%, 04/15/32	83,735	92,476
Pool# 568715
7.00%, 05/15/32	55,578	61,024
Pool# 552616
7.00%, 06/15/32	80,902	88,831
Pool# 570022
7.00%, 07/15/32	120,401	132,200
Pool# 583645
8.00%, 07/15/32	7,633	8,688
Pool# 595077
6.00%, 10/15/32	63,886	68,179
Pool# 596657
7.00%, 10/15/32	7,016	7,703
Pool# 552903
6.50%, 11/15/32	414,479	446,161
Pool# 552952
6.00%, 12/15/32	56,747	60,560
Pool# 588192
6.00%, 02/15/33	33,898	36,154
Pool# 602102
6.00%, 02/15/33	80,212	85,551
Pool# 553144
5.50%, 04/15/33	251,231	265,480
Pool# 604243
6.00%, 04/15/33	134,328	143,270
Pool# 611526
6.00%, 05/15/33	53,268	56,814
Pool# 631924
6.00%, 05/15/33	145,872	155,582
Pool# 553320
6.00%, 06/15/33	131,850	140,626
Pool# 572733
6.00%, 07/15/33	28,850	30,770
Pool# 573916
6.00%, 11/15/33	109,139	116,404
Pool# 604788
6.50%, 11/15/33	241,710	257,618
Pool# 604875
6.00%, 12/15/33	263,519	281,060
Pool# 781688
6.00%, 12/15/33	262,062	279,581
Pool# 781690
6.00%, 12/15/33	112,877	120,431
Pool# 781699
7.00%, 12/15/33	46,425	51,298
Pool# 621856
6.00%, 01/15/34	94,799	100,798
Pool# 564799
6.00%, 03/15/34	588,562	625,807
Pool# 630038
6.50%, 08/15/34	216,385	230,491
Pool# 781804
6.00%, 09/15/34	394,587	419,477
Pool# 781847
6.00%, 12/15/34	335,531	356,461
Pool# 486921
5.50%, 02/15/35	147,453	155,009
Pool# 781902
6.00%, 02/15/35	314,767	334,257
Pool# 781933
6.00%, 06/15/35	55,320	58,696
Pool# 649454
5.50%, 09/15/35	1,438,542	1,516,538
Pool# 649510
5.50%, 10/15/35	2,285,311	2,409,218
Pool# 649513
5.50%, 10/15/35	3,179,293	3,351,671
Pool# 652207
5.50%, 03/15/36	2,598,257	2,735,477
Pool# 652539
5.00%, 05/15/36	205,914	213,745
Pool# 655519
5.00%, 05/15/36	440,632	457,390
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Ginnie Mae I Pool (continued)
Pool# 606308
5.50%, 05/15/36	$424,647	$447,074
Pool# 606314
5.50%, 05/15/36	187,979	197,907
Pool# 657912
6.50%, 08/15/36	130,090	138,448
Pool# 704630
5.50%, 07/15/39	594,852	625,338
Government National Mortgage Association TBA
4.50%, 10/15/39	1,400,000	1,420,563
5.00%, 10/15/39	16,500,000	17,072,352
5.50%, 10/15/39	6,200,000	6,504,185
6.00%, 11/15/39	11,800,000	12,419,500

Total U.S. Government Mortgage Backed Agencies (cost $628,430,742)		639,125,958

Sovereign Bonds 1.5%

	Principal	Market
	Amount	Value

BRAZIL 0.2%
Brazilian Government International Bond,
7.13%, 01/20/37	2,105,000	2,510,213

CANADA 0.3%
Province of British Columbia Canada,
4.30%, 05/30/13	159,000	169,099
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	941,216
Province of Ontario Canada
4.38%, 02/15/13	428,000	453,422
4.50%, 02/03/15	667,000	720,678
4.75%, 01/19/16	295,000	316,725
Province of Quebec Canada
4.60%, 05/26/15	354,000	379,006
7.50%, 09/15/29	578,000	766,191

		3,746,337

CHILE 0.0%
Chile Government International Bond,
5.50%, 01/15/13	177,000	197,550

CHINA 0.0%
China Government International Bond,
4.75%, 10/29/13	295,000	317,902

ITALY 0.2%
Italian Republic
4.38%, 06/15/13	560,000	594,374
4.50%, 01/21/15	938,000	993,632
4.75%, 01/25/16	413,000	430,394
6.88%, 09/27/23	251,000	301,618
5.38%, 06/15/33	841,000	888,173

		3,208,191

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	705,049
6.75%, 09/27/34	1,496,000	1,645,600

		2,350,649

PERU 0.1%
Republic of Peru,
7.13%, 03/30/19	840,000	968,940

POLAND 0.0%
Poland Government International Bond,
5.00%, 10/19/15	224,000	235,393

SOUTH AFRICA 0.0%
South Africa Government International Bond,
6.50%, 06/02/14	206,000	225,570

SOUTH KOREA 0.0%
Republic of Korea,
4.25%, 06/01/13	708,000	728,005

SUPRANATIONAL 0.5%
Corp. Andina de Fomento,
6.88%, 03/15/12	236,000	254,786
European Investment Bank
3.00%, 04/08/14	1,260,000	1,289,407
4.63%, 05/15/14	895,000	975,287
4.63%, 10/20/15	2,325,000	2,522,958
5.13%, 09/13/16	350,000	387,328
Inter-American Development Bank
5.00%, 04/05/11	350,000	371,083
5.13%, 09/13/16(c)	235,000	260,300
International Bank for Reconstruction & Development,
7.63%, 01/19/23	973,000	1,297,982

		7,359,131

Total Sovereign Bonds (cost $20,594,694)		21,847,881

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Sponsored & Agency Obligations 30.8%

	Principal	Market
	Amount	Value

Federal Farm Credit Bank
4.88%, 01/17/17	$695,000	$754,162
Federal Home Loan Banks
3.63%, 10/18/13(f)	5,000,000	5,266,530
4.88%, 05/17/17(f)	1,125,000	1,227,895
5.25%, 06/05/17(f)	7,000,000	7,855,645
Federal Home Loan Mortgage Corp.
2.75%, 04/11/11(f)	21,235,000	21,871,986
1.63%, 04/26/11(f)	3,940,000	3,989,502
3.88%, 06/29/11(f)	4,840,000	5,094,008
5.13%, 07/15/12(c),(f)	6,091,000	6,683,191
4.38%, 07/17/15(f)	7,214,000	7,772,818
3.75%, 03/27/19(f)	1,870,000	1,870,913
6.75%, 09/15/29(f)	557,000	709,713
6.25%, 07/15/32(c),(f)	1,245,000	1,570,468
Federal National Mortgage Association
5.13%, 04/15/11(f)	4,796,000	5,119,188
5.38%, 11/15/11(f)	3,501,000	3,816,398
1.75%, 08/10/12(f)	2,770,000	2,782,623
2.50%, 05/15/14(f)	4,800,000	4,789,594
3.00%, 09/16/14(f)	1,325,000	1,346,872
4.63%, 10/15/14(c),(f)	1,779,000	1,941,930
5.00%, 04/15/15(f)	1,628,000	1,806,624
4.38%, 10/15/15(f)	118,000	126,857
Federal National Mortgage Association
5.38%, 06/12/17	8,495,000	9,596,759
Financing Corp. (FICO)
9.80%, 11/30/17	18,000	25,040
Tennessee Valley Authority
6.25%, 12/15/17(f)	50,000	57,832
4.50%, 04/01/18(f)	4,635,000	4,773,809
U.S. Treasury Bond
8.75%, 05/15/17(f)	124,000	171,789
8.13%, 08/15/19(c),(f)	1,900,000	2,647,532
8.50%, 02/15/20(f)	2,138,000	3,069,366
8.00%, 11/15/21(f)	3,710,000	5,251,390
6.25%, 08/15/23(f)	13,581,000	17,022,942
6.88%, 08/15/25(f)	4,113,000	5,529,414
6.38%, 08/15/27(f)	1,590,000	2,066,504
5.38%, 02/15/31(f)	5,337,000	6,341,023
4.50%, 02/15/36(f)	5,355,000	5,751,602
5.00%, 05/15/37(f)	305,000	353,466
3.50%, 02/15/39(f)	2,285,000	2,070,068
4.25%, 05/15/39(f)	5,595,000	5,788,201
4.50%, 08/15/39(f)	2,380,000	2,565,938
U.S. Treasury Note
1.25%, 11/30/10(f)	7,785,000	7,853,726
0.88%, 03/31/11(f)	13,013,000	13,056,711
0.88%, 04/30/11(f)	4,435,000	4,447,125
1.13%, 06/30/11(f)	5,600,000	5,632,374
1.00%, 09/30/11(f)	9,290,000	9,297,255
4.50%, 09/30/11(c),(f)	28,100,000	30,071,384
4.63%, 02/29/12(c),(f)	15,297,000	16,564,984
1.38%, 04/15/12(f)	3,750,000	3,766,406
4.50%, 04/30/12(f)	4,000,000	4,333,752
4.75%, 05/31/12(c),(f)	6,465,000	7,055,436
1.88%, 06/15/12(c),(f)	8,190,000	8,317,969
1.75%, 08/15/12(c),(f)	13,169,000	13,304,799
1.38%, 09/15/12(f)	2,660,000	2,655,427
4.25%, 09/30/12(c),(f)	7,000,000	7,584,612
2.75%, 02/28/13(f)	7,500,000	7,786,522
1.88%, 02/28/14(f)	4,000,000	3,965,312
1.75%, 03/31/14(f)	7,655,000	7,532,397
1.88%, 04/30/14(f)	10,525,000	10,400,016
2.25%, 05/31/14(c),(f)	14,000,000	14,042,658
2.38%, 08/31/14(f)	1,302,000	1,306,882
2.38%, 09/30/14(c),(f)	9,840,000	9,865,387
4.00%, 02/15/15(c),(f)	3,250,000	3,501,875
4.13%, 05/15/15(f)	1,748,000	1,892,755
4.50%, 11/15/15(c),(f)	6,372,000	7,025,627
2.38%, 03/31/16(f)	2,000,000	1,946,718
3.25%, 06/30/16(c),(f)	6,135,000	6,284,062
3.00%, 09/30/16(f)	2,460,000	2,469,801
4.63%, 02/15/17(f)	6,365,000	7,046,749
4.50%, 05/15/17(c),(f)	5,775,000	6,338,513
4.25%, 11/15/17(f)	8,710,000	9,385,025
3.13%, 05/15/19(c),(f)	36,120,000	35,541,502
3.63%, 08/15/19(f)	10,615,000	10,895,300

Total U.S. Government Sponsored & Agency Obligations (cost $425,310,461)		440,648,653

Yankee Dollars 0.8%

	Principal	Market
	Amount	Value

Chemicals 0.0%
Potash Corp of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	44,841
4.88%, 03/01/13	165,000	174,173
5.88%, 12/01/36	125,000	128,360

		347,374

Commercial Banks 0.0%
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	145,607

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	399,772
Inter-American Development Bank,
6.80%, 10/15/25	413,000	502,418

		902,190

Electric Utilities 0.0%
Hydro Quebec
8.40%, 01/15/22	220,000	291,618
8.88%, 03/01/26*	156,000	214,512

		506,130

Energy Equipment & Services 0.0%
Weatherford International Ltd.,
5.50%, 02/15/16	74,000	75,353

Gas Utilities 0.2%
Enbridge, Inc.,
5.60%, 04/01/17	1,500,000	1,593,236
TransCanada Pipelines Ltd.,
5.85%, 03/15/36	750,000	794,024

		2,387,260

Insurance 0.0%
Montpelier Re Holdings Ltd.,
6.13%, 08/15/13	74,000	72,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund

	Principal	Market
	Amount	Value

Metals & Mining 0.0%
BHP Billiton Finance USA Ltd.,
6.42%, 03/01/26	$80,000	$91,185
Vale Inco Ltd.,
7.75%, 05/15/12	177,000	192,631
Xstrata Canada Corp.,
6.20%, 06/15/35	177,000	155,474

		439,290

Oil, Gas & Consumable Fuels 0.4%
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	134,228
6.50%, 12/01/11	206,000	226,294
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	280,000	294,017
EnCana Corp.
4.75%, 10/15/13	339,000	355,307
6.50%, 08/15/34	350,000	384,516
Nexen, Inc.
5.05%, 11/20/13	295,000	303,043
5.20%, 03/10/15	350,000	353,777
5.88%, 03/10/35	133,000	121,810
6.40%, 05/15/37	350,000	340,738
Petro-Canada,
5.95%, 05/15/35	271,000	266,815
StatoilHydro ASA,
6.80%, 01/15/28	650,000	774,330
Suncor Energy, Inc.,
6.10%, 06/01/18	805,000	841,278
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	144,553
5.75%, 05/15/35	350,000	336,434

		4,877,140

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,086,568
6.90%, 07/15/28	242,000	291,604
6.20%, 06/01/36	236,000	273,623

		1,651,795

Total Yankee Dollars (cost $10,747,200)		11,404,427

Mutual Fund 12.0%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27%(f)	171,758,109	171,758,109

Total Mutual Fund (cost $171,758,109)		171,758,109

Repurchase Agreements 2.0%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $3,840,726, collateralized by U.S. Government Agency Securities 3.92% - 6.50% , maturing 01/01/19 - 01/01/48; total market value of $3,917,533 (g)	$3,840,719	3,840,719
Barclays Capital, 0.05%, dated 09/30/09, due 10/01/09, repurchase price $5,000,007, collateralized by U.S. Treasury Securities 2.38% - 3.75%, maturing 08/31/14 - 11/15/18; total market value of $5,100,000 (g)	5,000,000	5,000,000
Goldman Sachs, 0.05%, dated 09/30/09, due 10/01/09, repurchase price $20,000,028, collateralized by U.S. Treasury Securities 0.00%, maturing 05/15/20 - 11/15/22; total market value of $20,400,000 (g)	20,000,000	20,000,000

Total Repurchase Agreements (cost $28,840,719)		$28,840,719

Total Investments Before Securities Sold Short (cost $1,643,145,521) — 117.6%		1,684,382,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
U.S. Government Mortgage Backed Agencies — 5.5%

	Principal	Market
	Amount	Value

Securities Sold Short
Federal National Mortgage Association TBA
6.00%, 10/25/39	$(42,700,000)	(45,048,500)
5.00%, 11/25/39	(31,400,000)	(32,312,547)
5.50%, 11/25/39	(1,500,000)	(1,563,750)

Total U.S. Government Mortgage Backed Agencies (cost $(78,663,844))		(78,924,797)

Total Investments (cost $1,564,481,677) (h) — 112.1%		1,605,457,342

Liabilities in excess of other assets — (12.1)%		(173,587,513)

NET ASSETS — 100.0%		$1,431,869,829

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $8,928,865 which represents 0.60% of net assets.

(c)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $138,413,677, which was collateralized by repurchase agreements with a value of $28,840,719 and $111,817,587, of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 8.00% and maturity dates ranging from 06/10/10 to 01/01/48, a total value of $140,658,306.

(d)	Perpetual bond security. The maturity date reflects the next call date.

(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2009.

(f)	Represents 7-day effective yield as of September 30,2009.

(g)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $28,840,719.

(h)	At September 30, 2009, the tax basis cost of the Fund’s investments was $1,565,827,046, tax unrealized appreciation and depreciation were $45,127,160 and $(5,496,864), respectively.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
FICO	Fair Isaac Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
TBA	To Be Announced
UK	United Kingdom
ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Bond Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	—	9,591,297	—	9,591,297
Commercial Mortgage Backed Securities	—	51,885,537	—	51,885,537
Corporate Bonds	—	305,776,802	—	305,776,802
Municipal Bonds	—	3,502,756	—	3,502,756
Mutual Fund	171,758,109	—	—	171,758,109
Repurchase Agreements	—	28,840,719	—	28,840,719
Sovereign Bonds	—	21,847,881	—	21,847,881
U.S. Government Mortgage Backed Agencies	—	639,125,958	—	639,125,958
U.S. Government Sponsored & Agency Obligations	—	440,648,653	—	440,648,653
Yankee Dollars	—	11,404,427	—	11,404,427

Total Assets	171,758,109	1,512,624,030	—	1,684,382,139

Liabilities:
U.S. Government Mortgage Backed Agencies	—	(78,924,797)	—	(78,924,797)

Total Liabilities	—	(78,924,797)	—	(78,924,797)

Total	$171,758,109	$1,433,699,233	$—	$1,605,457,342

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Aggressive Fund

		Market
	Shares	Value
Mutual Funds 99.8%(a)
Equity Funds 94.8%
NVIT Multi-Manager International Growth Fund, Class Y	245,380	$2,004,756
NVIT Multi-Manager International Value Fund, Class Y	204,442	2,003,528
NVIT Multi-Manager Large Cap Growth Fund, Class Y	327,576	2,663,193
NVIT Multi-Manager Large Cap Value Fund, Class Y	330,421	2,649,976
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	125,939	999,957
NVIT Multi-Manager Mid Cap Value Fund, Class Y	115,190	995,242
NVIT Multi-Manager Small Cap Growth Fund, Class Y	46,036	531,718
NVIT Multi-Manager Small Cap Value Fund, Class Y	66,002	527,358
NVIT Multi-Manager Small Company Fund, Class Y	19,036	265,558

Total Equity Funds (cost $11,057,463)		12,641,286

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y	32,010	332,899
NVIT Core Plus Bond Fund, Class Y	30,291	332,597

Total Fixed Income Funds (cost $622,919)		665,496

Total Investments (cost $11,680,382) (b) — 99.8%		13,306,782

Other assets in excess of liabilities — 0.2%		22,890

NET ASSETS — 100.0%		$13,329,672

(a)	Investment in affiliates.

(b)	At September 30, 2009, the tax basis cost of the fund’s investments was $13,639,549, tax unrealized appreciation and depreciation were $88,689 and $(421,456) respectively.
NVIT Cardinal Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$13,306,782	$—	$—	$13,306,782

Total Assets	13,306,782	—	—	13,306,782

Total	$13,306,782	$—	$—	$13,306,782

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Balanced Fund

		Market
	Shares	Value
Mutual Funds 99.6%(a)
Equity Funds 49.8%
NVIT Multi-Manager International Growth Fund, Class Y	2,624,124	$21,439,089
NVIT Multi-Manager International Value Fund, Class Y	2,186,322	21,425,955
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5,473,648	44,500,762
NVIT Multi-Manager Large Cap Value Fund, Class Y	5,521,186	44,279,914
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,244,679	17,822,752
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2,053,092	17,738,712
NVIT Multi-Manager Small Cap Growth Fund, Class Y	307,698	3,553,907
NVIT Multi-Manager Small Cap Value Fund, Class Y	441,148	3,524,769
NVIT Multi-Manager Small Company Fund, Class Y	254,472	3,549,882

Total Equity Funds (cost $153,804,789)		177,835,742

Fixed Income Funds 43.8%
NVIT Core Bond Fund, Class Y	5,134,703	53,400,914
NVIT Core Plus Bond Fund, Class Y	4,859,046	53,352,324
NVIT Short-Term Bond Fund, Class Y	4,829,540	49,889,148

Total Fixed Income Funds (cost $147,819,559)		156,642,386

Money Market Fund 6.0%
NVIT Money Market Fund, Class Y, 0.00% (b)	21,360,365	21,360,365

Total Money Market Fund (cost $21,360,365)		21,360,365

Total Investments (cost $322,984,713) (c) — 99.6%		355,838,493

Other assets in excess of liabilities — 0.4%		1,497,937

NET ASSETS — 100.0%		$357,336,430

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the fund’s investments was $329,617,023, tax unrealized appreciation and depreciation were $26,221,470 and $(0) respectively.
NVIT Cardinal Balanced Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$355,838,493	—	$—	$355,838,493

Total Assets	355,838,493	—	—	355,838,493

Total	$355,838,493	$—	$—	$355,838,493

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Capital Appreciation Fund

		Market
	Shares	Value
Mutual Funds 99.6%(a)
Equity Funds 69.7%
NVIT Multi-Manager International Growth Fund, Class Y	5,073,832	$41,453,204
NVIT Multi-Manager International Value Fund, Class Y	4,227,327	41,427,809
NVIT Multi-Manager Large Cap Growth Fund, Class Y	8,128,116	66,081,583
NVIT Multi-Manager Large Cap Value Fund, Class Y	8,198,707	65,753,634
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3,385,327	26,879,496
NVIT Multi-Manager Mid Cap Value Fund, Class Y	3,096,383	26,752,751
NVIT Multi-Manager Small Cap Growth Fund, Class Y	713,932	8,245,919
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,023,569	8,178,312
NVIT Multi-Manager Small Company Fund, Class Y	295,218	4,118,290

Total Equity Funds (cost $257,065,148)		288,890,998

Fixed Income Funds 26.9%
NVIT Core Bond Fund, Class Y	3,971,249	41,300,989
NVIT Core Plus Bond Fund, Class Y	3,758,052	41,263,408
NVIT Short-Term Bond Fund, Class Y	2,801,424	28,938,707

Total Fixed Income Funds (cost $106,054,692)		111,503,104

Money Market Fund 3.0%
NVIT Money Market Fund, Class Y, 0.00% (b)	12,390,297	12,390,297

Total Money Market Fund (cost $12,390,297)		12,390,297

Total Investments (cost $375,510,137) (c) — 99.6%		412,784,399

Other assets in excess of liabilities — 0.4%		1,587,726

NET ASSETS — 100.0%		$414,372,125

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the fund’s investments was $382,568,831, tax unrealized appreciation and depreciation were $30,215,568 and $(0) respectively.
NVIT Cardinal Capital Appreciation Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$412,784,399	—	$—	$412,784,399

Total Assets	412,784,399	—	—	412,784,399

Total	$412,784,399	$—	$—	$412,784,399

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Conservative Fund

		Market
	Shares	Value
Mutual Funds 99.6%(a)
Equity Funds 19.9%
NVIT Multi-Manager International Growth Fund, Class Y	530,054	$4,330,538
NVIT Multi-Manager International Value Fund, Class Y	441,621	4,327,885
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,061,411	8,629,273
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,070,629	8,586,448
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	544,090	4,320,078
NVIT Multi-Manager Mid Cap Value Fund, Class Y	497,651	4,299,707

Total Equity Funds (cost $28,151,517)		34,493,929

Fixed Income Funds 69.7%
NVIT Core Bond Fund, Class Y	3,318,951	34,517,093
NVIT Core Plus Bond Fund, Class Y	3,140,773	34,485,685
NVIT Short-Term Bond Fund, Class Y	5,017,019	51,825,810

Total Fixed Income Funds (cost $114,846,258)		120,828,588

Money Market Fund 10.0%
NVIT Money Market Fund, Class Y, 0.00% (b)	17,258,546	17,258,546

Total Money Market Fund (cost $17,258,547)		17,258,546

Total Investments (cost $160,256,322) (c) — 99.6%		172,581,063

Other assets in excess of liabilities — 0.4%		652,722

NET ASSETS — 100.0%		$173,233,785

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the fund’s investments was $162,061,581, tax unrealized appreciation and depreciation were $10,519,482 and $(0) respectively.
NVIT Cardinal Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$172,581,063	—	$—	$172,581,063

Total Assets	172,581,063	—	—	172,581,063

Total	$172,581,063	$—	$—	$172,581,063

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Moderate Fund

		Market
	Shares	Value
Mutual Funds 99.6%(a)
Equity Funds 59.7%
NVIT Multi-Manager International Growth Fund, Class Y	3,713,037	$30,335,515
NVIT Multi-Manager International Value Fund, Class Y	3,093,564	30,316,931
NVIT Multi-Manager Large Cap Growth Fund, Class Y	7,435,209	60,448,248
NVIT Multi-Manager Large Cap Value Fund, Class Y	7,499,783	60,148,257
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,540,910	20,174,825
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2,324,039	20,079,695
NVIT Multi-Manager Small Cap Growth Fund, Class Y	696,609	8,045,834
NVIT Multi-Manager Small Cap Value Fund, Class Y	998,732	7,979,868
NVIT Multi-Manager Small Company Fund, Class Y	288,055	4,018,361

Total Equity Funds (cost $209,723,398)		241,547,534

Fixed Income Funds 34.9%
NVIT Core Bond Fund, Class Y	4,843,610	50,373,540
NVIT Core Plus Bond Fund, Class Y	4,583,580	50,327,704
NVIT Short-Term Bond Fund, Class Y	3,904,926	40,337,882

Total Fixed Income Funds (cost $134,019,365)		141,039,126

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y, 0.00% (b)	20,149,416	20,149,416

Total Money Market Fund (cost $20,149,416)		20,149,416

Total Investments (cost $363,892,179) (c) — 99.6%		402,736,076

Other assets in excess of liabilities — 0.4%		1,506,661

NET ASSETS — 100.0%		$404,242,737

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the fund’s investments was $370,955,809, tax unrealized appreciation and depreciation were $31,780,267 and $(0) respectively.
NVIT Cardinal Moderate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$402,736,076	—	$—	$402,736,076

Total Assets	402,736,076	—	—	402,736,076

Total	$402,736,076	$—	$—	$402,736,076

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Moderately Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.0%(a)
Equity Funds 80.0%
NVIT Multi-Manager International Growth Fund, Class Y	2,940,923	$24,027,339
NVIT Multi-Manager International Value Fund, Class Y	2,450,267	24,012,619
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4,122,356	33,514,755
NVIT Multi-Manager Large Cap Value Fund, Class Y	4,158,158	33,348,429
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,811,282	14,381,579
NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,656,686	14,313,766
NVIT Multi-Manager Small Cap Growth Fund, Class Y	331,051	3,823,637
NVIT Multi-Manager Small Cap Value Fund, Class Y	474,629	3,792,287
NVIT Multi-Manager Small Company Fund, Class Y	136,893	1,909,653

Total Equity Funds (cost $135,224,459)		153,124,064

Fixed Income Funds 20.0%
NVIT Core Bond Fund, Class Y	1,381,103	14,363,467
NVIT Core Plus Bond Fund, Class Y	1,306,958	14,350,397
NVIT Short-Term Bond Fund, Class Y	927,873	9,584,923

Total Fixed Income Funds (cost $35,779,810)		38,298,787

Total Investments (cost $171,004,269) (b) — 100.0%		191,422,851

Other assets in excess of liabilities — 0.0%		34,416

NET ASSETS — 100.0%		$191,457,267

(a)	Investment in affiliates.

(b)	At September 30, 2009, the tax basis cost of the fund’s investments was $178,075,399, tax unrealized appreciation and depreciation were $13,347,452 and $(0) respectively.
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
NVIT Cardinal Moderately Aggressive Fund
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$191,422,851	—	$—	$191,422,851

Total Assets	191,422,851	—	—	191,422,851

Total	$191,422,851	$—	$—	$191,422,851

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Cardinal Moderately Conservative Fund

		Market
	Shares	Value
Mutual Funds 99.1%(a)
Equity Funds 39.6%
NVIT Multi-Manager International Growth Fund, Class Y	866,878	$7,082,390
NVIT Multi-Manager International Value Fund, Class Y	722,250	7,078,052
NVIT Multi-Manager Large Cap Growth Fund, Class Y	1,735,888	14,112,768
NVIT Multi-Manager Large Cap Value Fund, Class Y	1,750,964	14,042,729
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	889,834	7,065,282
NVIT Multi-Manager Mid Cap Value Fund, Class Y	813,885	7,031,967

Total Equity Funds (cost $47,846,896)		56,413,188

Fixed Income Funds 51.6%
NVIT Core Bond Fund, Class Y	2,374,745	24,697,343
NVIT Core Plus Bond Fund, Class Y	2,247,256	24,674,871
NVIT Short-Term Bond Fund, Class Y	2,324,778	24,014,953

Total Fixed Income Funds (cost $69,695,028)		73,387,167

Money Market Fund 7.9%
NVIT Money Market Fund, Class Y, 0.00% (b)	11,290,214	11,290,214

Total Money Market Fund (cost $11,290,214)		11,290,214

Total Investments (cost $128,832,138) (c) — 99.1%		141,090,569

Other assets in excess of liabilities — 0.9%		1,223,754

NET ASSETS — 100.0%		$142,314,323

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the fund’s investments was $131,329,779, tax unrealized appreciation and depreciation were $9,760,790 and $(0) respectively.
NVIT Cardinal Moderately Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (‘‘ASC’’), ‘‘Fair Value Measurements and Disclosures’’ (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$141,090,569	—	$—	$141,090,569

Total Assets	141,090,569	—	—	141,090,569

Total	$141,090,569	$—	$—	$141,090,569

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Core Bond Fund
Asset-Backed Securities 0.6%

	Principal	Market
	Amount	Value

Automobile Asset-Backed Securities 0.1%
Superior Wholesale Inventory Financing Trust,
Series 2007-AE1, Class A
0.34%, 01/15/12(a)	$500,000	$495,408

Credit Card Asset-Backed Securities 0.3%
Golden Credit Card Trust,
Series 2008-3, Class A
1.24%, 07/15/17(a)(b)	1,000,000	982,344

National City Credit Card Master Trust,
Series 2008-2, Class A
4.65%, 11/15/11	375,000	376,528

		1,358,872

Student Loan Asset-Backed Securities 0.2%
Access Group, Inc.,
Series 2002-1, Class A2
0.79%, 09/25/25(a)	745,057	742,337

Total Asset-Backed Securities (cost $2,585,669)		2,596,617

Commercial Mortgage Backed Securities 2.0%

	Principal	Market
	Amount	Value

Diversified Financial Services 2.0%
Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3,
4.13%, 07/10/42	273,175	274,161
Series 2005-2, Class AM,
4.91%, 07/10/43(a)	700,000	619,644
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4,
4.32%, 02/13/46	600,000	601,510
Series 2006-T22, Class AM,
5.63%, 04/12/38(a)	500,000	380,194
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM
5.48%, 03/10/39	750,000	540,769
JPMorgan Chase Commercial Mortgage Securities Corp
Series 2001-CIBC, Class A3,
6.26%, 03/15/33	336,256	347,123
Series 2008-C2, Class A4,
6.07%, 02/12/51	500,000	358,804
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3,
5.25%, 06/15/29(a)	600,000	604,100
Series 2004-C6, Class A4,
4.58%, 08/15/29	350,000	339,472
Series 2007-C6, Class A2,
5.85%, 07/15/40	750,000	749,866
Series 2008-C1, Class A2,
6.32%, 04/15/41(a)	500,000	484,932
Morgan Stanley Capital I
Series 2005-T19, Class A3,
4.83%, 06/12/47	750,000	748,984
Series 2005-T19, Class AJ,
4.99%, 06/12/47(a)	1,000,000	729,469
Series 2006-HQ9, Class A3,
5.71%, 07/12/44	1,000,000	947,523
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39%, 10/15/35	498,069	530,921

		8,257,472

Total Commercial Mortgage Backed Securities (cost $8,788,582)		8,257,472

Corporate Bonds 29.7%

	Principal	Market
	Amount	Value

Airlines 0.5%
American Airlines Pass Through Trust 2003-01,
3.86%, 07/09/10	972,997	942,474
Continental Airlines, Inc
7.49%, 10/02/10	1,000,000	980,000
7.71%, 04/02/21	330,017	306,916

		2,229,390

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19(b)	1,500,000	1,774,890
6.88%, 11/15/19(b)	1,500,000	1,694,270
SABMiller PLC,
6.50%, 07/15/18(b)	1,250,000	1,387,411

		4,856,571

Commercial Banks 0.9%
HSBC Holdings PLC,
6.80%, 06/01/38	2,750,000	3,085,800
Wells Fargo Capital XIII,
7.70%, 03/26/13(a)(c)	1,000,000	880,000

		3,965,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Financial Services 13.8%
American Honda Finance Corp.,
6.70%, 10/01/13(b)	$1,000,000	$1,089,389
Bank of America Corp.,
2.38%, 06/22/12	10,000,000	10,196,690
Bank of America NA,
6.10%, 06/15/17	3,800,000	3,822,131
BNP Paribas,
4.80%, 06/24/15(b)	3,000,000	3,057,363
BP Capital Markets PLC,
5.25%, 11/07/13	1,000,000	1,095,429
Citigroup Funding, Inc.,
1.38%, 05/05/11	15,000,000	15,098,190
Citigroup, Inc.,
8.13%, 07/15/39	2,000,000	2,238,778
General Electric Capital Corp.,
6.00%, 08/07/19	2,000,000	2,028,882
JPMorgan Chase & Co.,
7.90%, 04/30/18(a)(c)	1,000,000	960,170
JPMorgan Chase Bank NA,
6.00%, 10/01/17	4,000,000	4,206,996
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,500,000	3,306,415
Private Export Funding Corp.,
3.05%, 10/15/14	10,000,000	10,090,864
Textron Financial Corp.,
5.13%, 11/01/10	750,000	750,217

		57,941,514

Diversified Telecommunication Services 1.0%
AT&T, Inc.,
4.95%, 01/15/13	1,000,000	1,066,200
Verizon Communications, Inc.,
5.50%, 02/15/18	3,000,000	3,145,353

		4,211,553

Electric 1.9%
FPL Group Capital, Inc.,
7.88%, 12/15/15	1,000,000	1,221,718
Ohio Power Co.,
5.75%, 09/01/13	1,000,000	1,075,004
Pacific Gas & Electric Co.,
6.25%, 12/01/13	1,000,000	1,123,129
PacifiCorp,
5.65%, 07/15/18	1,500,000	1,639,881
Public Service Co. of Colorado,
4.88%, 03/01/13	500,000	526,475
Public Service Electric & Gas Co.,
6.33%, 11/01/13	1,000,000	1,125,911
Southern California Edison Co.,
5.75%, 03/15/14	1,000,000	1,108,339

		7,820,457

Food 0.3%
General Mills, Inc.,
5.20%, 03/17/15	1,000,000	1,081,162

Healthcare Equipment & Supplies 0.3%
Covidien International Finance SA,
6.55%, 10/15/37	1,000,000	1,186,504

Industrial Conglomerates 0.7%
General Electric Co.,
5.25%, 12/06/17	1,000,000	1,026,250
Tyco International Finance SA,
4.13%, 10/15/14	2,000,000	1,993,060

		3,019,310

Insurance 0.9%
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	798,312
Prudential Financial, Inc.,
4.75%, 09/17/15	3,000,000	2,978,952

		3,777,264

Media 1.0%
Comcast Cable Communications Holdings, Inc.,
8.38%, 03/15/13	456,000	529,622
Time Warner Cable, Inc.
8.25%, 02/14/14	1,250,000	1,456,647
6.75%, 07/01/18	2,000,000	2,209,520

		4,195,789

Mining 1.2%
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	2,250,000	2,424,209
WMC Finance USA, Ltd.,
5.13%, 05/15/13	1,250,000	1,348,227
Xstrata Canada Corp.,
7.25%, 07/15/12	1,170,000	1,260,151

		5,032,587

Oil & Gas 0.6%
ConocoPhillips,
5.75%, 02/01/19	1,500,000	1,634,218
Sunoco Logistics Partners Operations LP,
8.75%, 02/15/14	1,000,000	1,080,196

		2,714,414

Oil & Gas Services 1.8%
Smith International, Inc.,
9.75%, 03/15/19	3,000,000	3,701,529
Weatherford International Inc.,
6.35%, 06/15/17	3,465,000	3,686,209

		7,387,738

Oil, Gas & Consumable Fuels 0.6%
Devon Energy Corp.,
5.63%, 01/15/14	1,500,000	1,612,568
EOG Resources, Inc.,
6.13%, 10/01/13	1,000,000	1,115,860

		2,728,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Pharmaceuticals 1.1%
Abbott Laboratories,
5.13%, 04/01/19	$1,500,000	$1,589,583
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	1,500,000	1,596,838
Pfizer, Inc.,
7.20%, 03/15/39	1,000,000	1,258,611

		4,445,032

Pipelines 0.6%
Energy Transfer Partners LP,
6.00%, 07/01/13	1,250,000	1,324,736
Northwest Pipeline GP,
6.05%, 06/15/18	1,000,000	1,076,213

		2,400,949

Retail 0.2%
CVS Pass-Through Trust,
6.94%, 01/10/30	966,253	976,070

Software 0.7%
Oracle Corp.,
5.00%, 07/08/19	3,000,000	3,155,955

Telecommunications 0.1%
New Cingular Wireless Services, Inc.,
7.88%, 03/01/11	500,000	542,617

Transportation 0.3%
CSX Corp.,
6.25%, 03/15/18	1,000,000	1,084,495

Total Corporate Bonds (cost $118,063,820)		124,753,599

U.S. Government Mortgage Backed Agencies 28.9%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# AA6943,
4.50%, 05/01/39	9,727,915	9,866,740
Fannie Mae REMICS
Pool# FNR 2005-53 MH
5.50%, 03/25/34	10,000,000	10,461,894
Pool# FNR 2007-74 QC
6.00%, 02/25/36	13,652,000	14,543,312
Pool# FNR 2007-6 PA
5.50%, 02/25/37	9,930,040	10,550,600
Pool# FNR 2007-66 AH
6.00%, 07/25/37	10,000,000	10,609,941
Freddie Mac Gold Pool
Pool# A85748,
5.00%, 04/01/39	8,932,903	9,243,135
Freddie Mac REMICS
Pool# FHR 3451 VB
5.00%, 05/15/28	10,000,000	10,546,685
Pool# FHR 3036 TM
4.50%, 12/15/34	10,000,000	10,337,128
Pool# FHR 3334 MD
5.00%, 06/15/35	10,000,000	10,457,366
Pool# FHR 3189 PC
6.00%, 08/15/35	10,000,000	10,813,533
Pool# FHR 3540 LN
4.50%, 04/15/38	13,665,637	14,177,205

Total U.S. Government Mortgage Backed Agencies (cost $120,414,893)		121,607,539

U.S. Government Sponsored & Agency Obligations 33.5%

	Principal	Market
	Amount	Value

Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	8,225,000	8,909,057
Federal Farm Credit Bank
2.00%, 01/17/12	10,000,000	10,133,980
Federal Home Loan Banks
3.00%, 06/24/13	20,000,000	20,652,540
3.63%, 10/18/13	20,000,000	21,066,120
Federal Home Loan Mortgage Corp.
5.75%, 01/15/12	2,500,000	2,760,608
2.16%, 03/15/12(d)	10,439,000	9,879,010
Federal National Mortgage Association
3.25%, 04/09/13	2,500,000	2,627,935
2.50%, 05/15/14	20,000,000	19,956,640
3.00%, 09/16/14	10,000,000	10,165,070
Pooled Funding Trust II
2.63%, 03/30/12(b)	5,000,000	5,048,835
U.S. Treasury Bond
4.25%, 05/15/39	13,000,000	13,448,903
U.S. Treasury Note
0.88%, 05/31/11	5,100,000	5,112,153
2.00%, 11/30/13	900,000	901,266
1.75%, 03/31/14	1,430,000	1,407,097
3.25%, 06/30/16	5,000,000	5,121,485
2.75%, 02/15/19	750,000	715,723
United States Treasury Inflation Indexed Bonds
2.13%, 01/15/19	3,000,000	3,159,544

Total U.S. Government Sponsored & Agency Obligations (cost $140,228,437)		141,065,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Bond Fund
Yankee Dollars 2.7%

	Principal	Market
	Amount	Value

Banks 0.7%
Svenska Handelsbanken AB,
4.88%, 06/10/14(b)	$3,000,000	$3,138,252

Chemicals 0.3%
Potash Corp of Saskatchewan, Inc.,
4.88%, 03/01/13	1,135,000	1,198,101

Mining 0.5%
Noranda, Inc.,
6.00%, 10/15/15	2,000,000	2,033,260

Telecommunications 1.2%
Telecom Italia Capital SA,
7.18%, 06/18/19	1,750,000	1,952,725
Telefonica Emisiones SAU,
4.95%, 01/15/15	3,000,000	3,182,424

		5,135,149

Total Yankee Dollars (cost $10,590,476)		11,504,762

Mutual Fund 2.8%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27% (e)	11,579,504	11,579,504

Total Mutual Fund (cost $11,579,504)		11,579,504

Total Investments (cost $412,251,381) (f) — 100.2%		421,365,459

Liabilities in excess of other assets — (0.2)%		(813,872)

NET ASSETS — 100.0%		$420,551,587

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $27,081,811 which represents 6.44% of net assets.

(c)	Perpetual bond security. The maturity date reflects the next call date.

(d)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(e)	Represents 7-day effective yield as of September 30, 2009.

(f)	At September 30, 2009, the tax basis cost of the Fund’s investments was $412,251,381, tax unrealized appreciation and depreciation were $10,156,940 and $(1,042,862), respectively.

AB	Stock Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$2,596,617	$—	$2,596,617
Commercial Mortgage Backed Securities	—	8,257,472	—	8,257,472
Corporate Bonds	—	124,753,599	—	124,753,599
Mutual Fund	11,579,504	—	—	11,579,504
U.S. Government Mortgage Backed Agencies	—	121,607,539	—	121,607,539
U.S. Government Sponsored & Agency Obligations	—	141,065,966	—	141,065,966
Yankee Dollars	—	11,504,762	—	11,504,762

Total Assets	11,579,504	409,785,955	—	421,365,459

Total	$11,579,504	$409,785,955	$—	$421,365,459

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
Asset-Backed Securities 0.3%

	Principal	Market
	Amount	Value

Other Asset-Backed Securities 0.3%
GSAMP Trust,
Series 2006-HE5, Class A2B
0.35%, 08/25/36(a)	$675,577	$553,515

Student Loan Asset-Backed Securities 0.0%
SLM Student Loan Trust,
Series 2008-6, Class A1
0.90%, 10/27/14(a)	82,392	82,295

Total Asset-Backed Securities (cost $636,471)		635,810

Commercial Mortgage Backed Securities 10.4%

	Principal	Market
	Amount	Value

Capital Markets 3.8%
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3,
4.61%, 07/10/39	1,800,000	1,711,287
Series 2005-GG4, Class A4,
4.76%, 07/10/39	800,000	729,418
Series 2007-GG10, Class A4,
5.81%, 08/10/45(a)	2,200,000	1,818,229
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.86%, 07/15/40(a)	1,635,000	1,385,715
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3,
5.17%, 12/12/49(a)	400,000	336,934
Series 2007-5, Class A4,
5.38%, 08/12/48	600,000	447,570
Series 2007-7, Class A4,
5.81%, 06/12/50(a)	1,260,000	980,935
Series 2007-8, Class A3,
6.16%, 08/12/49(a)	250,000	199,936
Morgan Stanley Capital I
Series 2007-HQ12, Class A4,
5.81%, 04/12/49(a)	335,000	271,643
Series 2007-IQ16, Class A4,
5.81%, 12/12/49	1,250,000	1,069,835

		8,951,502

Commercial Banks 0.8%
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.22%, 12/10/49(a)	700,000	581,427
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5,
4.66%, 05/15/44	500,000	504,799
Series 2006-C23, Class A4,
5.42%, 01/15/45(a)	290,000	264,017
Series 2006-C29, Class A3,
5.31%, 11/15/48	260,000	241,064
Series 2007-C31, Class A4,
5.51%, 04/15/47	100,000	77,447
Series 2007-C33, Class A2,
6.05%, 02/15/51(a)	250,000	250,458

		1,919,212

Diversified Financial Services 5.8%
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4,
5.89%, 07/10/44(a)	750,000	662,608
Series 2006-4, Class A4,
5.63%, 07/10/46	1,500,000	1,390,533
Series 2006-5, Class A4,
5.41%, 09/10/47	1,795,000	1,633,197
Series 2007-3, Class A4,
5.66%, 06/10/49(a)	295,000	241,642
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4
5.89%, 11/15/44(a)	750,000	699,824
Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A3,
5.38%, 02/15/40	225,000	176,168
Series 2007-C2, Class A2,
5.45%, 01/15/49(a)	350,000	348,613
Series 2007-C2, Class A3,
5.54%, 01/15/49(a)	650,000	509,716
Series 2007-C4, Class A4,
5.81%, 09/15/39(a)	1,210,000	958,602
CS First Boston Mortgage Securities Corp.,
Series 2005-C4, Class A3
5.12%, 08/15/38(a)	200,000	201,741
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11, Class A4
5.74%, 12/10/49	175,000	157,576
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A3A1,
4.87%, 10/15/42	465,000	464,409
Series 2006-CB14, Class ASB,
5.51%, 12/12/44(a)	775,000	781,549
Series 2006-CB17, Class A4,
5.43%, 12/12/43	500,000	462,356
Series 2006-LDP7, Class A4,
6.07%, 04/15/45(a)	970,000	902,065
Series 2006-LDP9, Class A1S,
5.28%, 05/15/47	136,157	139,092
Series 2006-LDP9, Class A3,
5.34%, 05/15/47	415,000	355,602
Series 2007-CB18, Class A4,
5.44%, 06/12/47	2,100,000	1,804,311
Series 2007-CB20, Class A4,
5.79%, 02/12/51(a)	200,000	174,293
Series 2007-LD11, Class A4,
5.82%, 06/15/49(a)	805,000	703,627
Series 2007-LD12, Class A4,
5.88%, 02/15/51(a)	600,000	509,812
Series 2008-C2, Class ASB,
6.13%, 02/12/51(a)	205,000	186,527

		13,463,863

Total Commercial Mortgage Backed Securities (cost $21,992,585)		24,334,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds 40.5%

	Principal	Market
	Amount	Value

Aerospace & Defense 1.6%
BAE Systems Holdings, Inc.,
6.38%, 06/01/19(b)	$1,255,000	$1,384,779
Boing Co. (The),
6.00%, 03/15/19	970,000	1,088,058
L-3 Communications Corp.,
5.20%, 10/15/19(b)	1,130,000	1,132,825

		3,605,662

Airlines 1.0%
American Airlines Pass Through Trust 2009-1A,
10.38%, 07/02/19	200,000	218,500
American Airlines, Inc.,
10.50%, 10/15/12(b)	60,000	61,200
Continental Airlines, Inc.,
5.98%, 04/19/22	785,000	741,825
Delta Air Lines, Inc.
9.50%, 09/15/14(b)	240,000	240,000
6.82%, 08/10/22	481,444	445,335
UAL Pass Through ,
6.64%, 07/02/22	841,982	698,846

		2,405,706

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.,
7.75%, 01/15/19(b)	1,800,000	2,129,868
Constelation Brands, Inc.,
7.25%, 09/01/16	150,000	149,250
PepsiAmericas, Inc.,
4.38%, 02/15/14	405,000	422,513

		2,701,631

Building Products 0.0%
USG Corp.,
9.75%, 08/01/14(b)	70,000	73,150

Capital Markets 0.7%
Goldman Sachs Group, Inc. (The),
6.75%, 10/01/37	1,620,000	1,671,890

Chemicals 1.5%
Ashland, Inc.,
9.13%, 06/01/17(b)	130,000	139,100
Dow Chemical Co. (The)
5.90%, 02/15/15	915,000	939,140
8.55%, 05/15/19	1,805,000	2,029,084
Huntsman International LLC,
5.50%, 06/30/16(b)	300,000	255,000
Nalco Co.,
8.25%, 05/15/17(b)	200,000	210,000

		3,572,324

Commercial Banks 2.0%
Barclays Bank plc,
5.00%, 09/22/16	920,000	931,747
Deutsche Bank AG/London,
3.88%, 08/18/14	1,080,000	1,093,324
Royal Bank of Scotland PLC (The),
4.88%, 08/25/14(b)	1,180,000	1,198,137
RSHB Capital SA for OJSC Russian Agricultural Bank,
6.30%, 05/15/17	100,000	95,750
Wachovia Corp.,
5.50%, 05/01/13	1,295,000	1,385,612

		4,704,570

Commercial Services & Supplies 0.9%
ERAC USA Finance Co.,
7.00%, 10/15/37(b)	1,535,000	1,436,929
Hutchinson Whampoa International 03/13 Ltd.,
6.50%, 02/13/13	55,000	59,463
Republic Services Inc.,
5.50%, 09/15/19(b)	675,000	695,356

		2,191,748

Communications Equipment 0.4%
Comcast Corp.,
6.30%, 11/15/17	505,000	553,272
DISH DBS Corp.,
7.88%, 09/01/19(b)	200,000	202,000
UPC Holding BV,
9.88%, 04/15/18(b)	150,000	157,500

		912,772

Construction & Engineering 0.1%
Dycom Investments, Inc.,
8.13%, 10/15/15	160,000	145,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Consumer Finance 2.0%
American Express Co.,
8.13%, 05/20/19	$375,000	$443,509
American Express Credit Corp.
5.88%, 05/02/13	1,815,000	1,924,397
5.13%, 08/25/14	735,000	760,297
American General Finance Corp.
5.85%, 06/01/13	55,000	41,638
5.40%, 12/01/15	235,000	164,795
6.90%, 12/15/17	295,000	206,317
Cardtronics, Inc.,
9.25%, 08/15/13	140,000	141,050
Ford Motor Credit Co LLC
7.00%, 10/01/13	155,000	145,485
12.00%, 05/15/15	280,000	308,540
GMAC, Inc.,
6.88%, 09/15/11(b)	470,000	444,150

		4,580,178

Containers & Packaging 0.4%
Ball Corp.,
7.13%, 09/01/16	75,000	76,500
Bemis Co., Inc,
6.80%, 08/01/19	780,000	870,457
Graham Packaging Co. LP,
9.88%, 10/15/14	65,000	66,788

		1,013,745

Diversified Financial Services 8.1%
Bank of America Corp.
7.38%, 05/15/14	725,000	806,681
6.50%, 08/01/16	2,100,000	2,207,417
7.63%, 06/01/19	895,000	1,008,478
CDX North America High Yield,
8.88%, 06/29/13(b)	13,050	12,267
CIT Group, Inc.,
5.13%, 09/30/14	200,000	128,123
Citigroup, Inc.
6.13%, 11/21/17	900,000	893,565
8.50%, 05/22/19	1,770,000	1,998,038
6.88%, 03/05/38	1,905,000	1,910,774
FireKeepers Development Authority,
13.88%, 05/01/15(b)	125,000	132,813
General Electric Capital Corp.
5.90%, 05/13/14	1,440,000	1,544,099
5.88%, 01/14/38	1,830,000	1,678,256
Goldman Sachs Group, Inc. (The)
3.63%, 08/01/12	555,000	569,762
6.00%, 05/01/14	585,000	636,209
Harley-Davidson Funding Corp.,
6.80%, 06/15/18(b)	125,000	121,722
Icahn Enterprises LP,
7.13%, 02/15/13	175,000	168,438
JPMorgan Chase & Co.,
3.70%, 01/20/15	1,290,000	1,278,623
JPMorgan Chase Capital XV,
5.88%, 03/15/35	300,000	266,654
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	505,000	523,645
6.11%, 01/29/37	200,000	190,232
Morgan Stanley ,
5.63%, 09/23/19	2,765,000	2,718,822

		18,794,618

Diversified Telecommunication Services 1.5%
AT&T, Inc.,
4.85%, 02/15/14	1,295,000	1,377,485
Frontier Communications Corp.,
6.25%, 01/15/13	200,000	196,000
Qwest Corp.,
8.38%, 05/01/16(b)	150,000	155,250
Sprint Capital Corp.,
6.88%, 11/15/28	400,000	334,000
Telecom Italia Capital SA,
6.18%, 06/18/14	685,000	743,052
Verizon Communications, Inc.,
6.35%, 04/01/19	490,000	541,091
Vodafone Group plc,
4.15%, 06/10/14	90,000	92,423
Windstream Corp.,
8.63%, 08/01/16	150,000	153,375

		3,592,676

Electric Utilities 1.5%
AES Corp. (The),
8.75%, 05/15/13(b)	200,000	203,750
CMS Energy Corp,
8.75%, 06/15/19	150,000	163,169
Duke Energy Corp.,
6.30%, 02/01/14	240,000	265,506
Edison Mission Energy,
7.63%, 05/15/27	150,000	107,250
Exelon Generation Co. LLC,
6.25%, 10/01/39	560,000	571,571
FirstEnergy Solutions Corp.,
4.80%, 02/15/15(b)	545,000	559,998
Majapahit Holding BV,
7.88%, 06/29/37	200,000	200,024
NRG Energy, Inc.,
7.38%, 01/15/17	335,000	324,112
Oncor Electric Delivery Co.,
6.38%, 05/01/12	1,050,000	1,140,192

		3,535,572

Electronic Equipment & Instruments 0.1%
Flextronics International Ltd.,
6.50%, 05/15/13	150,000	146,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.9%
Anadarko Petroleum Corp.,
5.95%, 09/15/16	$1,870,000	$1,981,375
Petroleos de Venezuela SA,
5.38%, 04/12/27	175,000	83,563

		2,064,938

Food & Staples Retailing 0.8%
CVS Caremark Corp.,
6.60%, 03/15/19	650,000	732,725
Delhaize Group SA,
5.88%, 02/01/14	155,000	166,931
Ingles Markets, Inc.,
8.88%, 05/15/17(b)	150,000	153,750
RITE AID Corp.,
9.75%, 06/12/16(b)	150,000	162,000
Safeway, Inc.,
5.00%, 08/15/19	730,000	746,490

		1,961,896

Gas Utilities 0.2%
AmeriGas Partners LP,
7.13%, 05/20/16	200,000	192,000
Ferrellgas Escrow LLC,
6.75%, 05/01/14	200,000	190,250
Ferrellgas Partners LP,
9.13%, 10/01/17(b)	165,000	169,950

		552,200

Health Care Providers & Services 1.2%
Biomet, Inc.,
10.00%, 10/15/17	115,000	122,475
CareFusion Corp.,
6.38%, 08/01/19(b)	330,000	357,904
Express Scripts, Inc.,
5.25%, 06/15/12	655,000	695,308
HCA, Inc.
9.13%, 11/15/14	100,000	103,250
8.50%, 04/15/19(b)	250,000	261,250
NMH Holdings, Inc.,
7.42%, 06/15/14(a)(b)	125,000	83,750
Roche Holdings, Inc.,
6.00%, 03/01/19(b)	830,000	923,905
Service Corp International
6.75%, 04/01/15	200,000	196,000
7.50%, 04/01/27	75,000	66,938

		2,810,780

Hotels, Restaurants & Leisure 0.4%
Host Hotels & Resorts LP,
7.13%, 11/01/13	85,000	83,937
MGM Mirage, Inc.,
11.13%, 11/15/17(b)	210,000	229,425
Peninsula Gaming LLC,
8.38%, 08/15/15(b)	150,000	150,000
Pinnacle Entertainment Inc.,
8.63%, 08/01/17(b)	150,000	150,750
Pokagon Gaming Authority,
10.38%, 06/15/14(b)	185,000	192,400

		806,512

Industrial Conglomerates 0.7%
Ingersoll-Rand Global Holding Co. Ltd.,
6.00%, 08/15/13	995,000	1,066,273
Tyco International Finance SA,
4.13%, 10/15/14	460,000	458,404

		1,524,677

Insurance 0.4%
Hartford Financial Services Group Inc.,
5.38%, 03/15/17	890,000	814,834

IT Services 0.2%
Lender Processing Services, Inc.,
8.13%, 07/01/16	200,000	208,000
SunGard Data Systems, Inc.,
10.63%, 05/15/15(b)	200,000	212,000

		420,000

Machinery 0.6%
Roper Industries, Inc.,
6.25%, 09/01/19	1,275,000	1,323,532

Media 2.3%
CSC Holdings, Inc.,
8.63%, 02/15/19(b)	150,000	158,625
Gannett Co., Inc.
8.75%, 11/15/14(b)	30,000	29,325
9.38%, 11/15/17(b)	55,000	53,488
Intelsat Subsidiary Holding Co. Ltd.,
8.88%, 01/15/15	280,000	284,900
Interpublic Group Cos., Inc.,
10.00%, 07/15/17(b)	150,000	162,000
Lamar Media Corp.,
9.75%, 04/01/14	130,000	140,725
LIN Television Corp.,
6.50%, 05/15/13	185,000	161,875
News America, Inc.,
6.90%, 08/15/39(b)	655,000	697,302
Nielsen Finance Co. LLC,
11.50%, 05/01/16	75,000	78,750
Telesat LLC,
11.00%, 11/01/15	150,000	159,750
Time Warner Cable, Inc.
6.75%, 07/01/18	1,010,000	1,115,807
8.25%, 04/01/19	715,000	864,218
Time Warner, Inc.,
6.88%, 05/01/12	810,000	891,664
Univision Communications, Inc.,
12.00%, 07/01/14(b)	150,000	161,250
Videotron Ltee,
6.88%, 01/15/14	200,000	198,000
WMG Acquisition Corp.,
9.50%, 06/15/16(b)	150,000	158,250

		5,315,929

Metals & Mining 0.7%
Arch Coal, Inc.,
8.75%, 08/01/16(b)	105,000	108,150
Freeport-McMoRan Copper & Gold Inc.,
8.25%, 04/01/15	130,000	138,288
Rio Tinto Finance USA Ltd.,
6.50%, 07/15/18	1,175,000	1,263,524
Teck Resources Ltd.,
10.75%, 05/15/19	150,000	174,375

		1,684,337

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Multiline Retail 0.1%
Macy’s Retail Holdings, Inc.
7.00%, 02/15/28	$270,000	$213,018
6.90%, 04/01/29	75,000	59,165

		272,183

Office Electronics 1.0%
Xerox Corp.
5.50%, 05/15/12	885,000	927,977
8.25%, 05/15/14	1,200,000	1,364,029

		2,292,006

Oil, Gas & Consumable Fuels 4.4%
Chesapeake Energy Corp.
9.50%, 02/15/15	125,000	131,563
7.25%, 12/15/18	250,000	236,250
ConocoPhillips,
6.00%, 01/15/20	735,000	814,564
DCP Midstream LLC
9.75%, 03/15/19(b)	445,000	531,607
6.75%, 09/15/37(b)	110,000	104,716
Dynegy Roseton/Danskammer Pass-Through Trust,
7.67%, 11/08/16	330,000	303,188
El Paso Corp.,
8.25%, 02/15/16	200,000	205,000
Enterprise Products Operating LLC,
6.13%, 10/15/39	705,000	712,297
KazMunaiGaz Finance Sub BV,
9.13%, 07/02/18	100,000	108,000
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	490,000	512,598
6.50%, 09/01/39	705,000	717,175
Kinder Morgan Finance Co. ULC,
5.70%, 01/05/16	115,000	109,537
MarkWest Energy Partners LP,
8.75%, 04/15/18	150,000	149,250
Midcontinent Express Pipeline LLC,
6.70%, 09/15/19(b)	875,000	899,884
NGPL Pipeco LLC,
6.51%, 12/15/12(b)	835,000	916,081
Pemex Project Funding Master Trust,
5.75%, 03/01/18	110,000	108,763
Plains All American Pipeline LP / PAA Finance Corp.,
4.25%, 09/01/12	1,215,000	1,249,038
Regency Energy Partners LP,
8.38%, 12/15/13	200,000	202,000
Sabine Pass LNG LP,
7.50%, 11/30/16	365,000	311,619
Valero Energy Corp.
9.38%, 03/15/19	1,015,000	1,182,753
6.63%, 06/15/37	645,000	576,031
Williams Cos., Inc. (The),
8.75%, 01/15/20	140,000	160,950

		10,242,864

Paper & Forest Products 0.1%
Georgia-Pacific LLC,
8.25%, 05/01/16(b)	150,000	155,625
PE Paper Escrow GmbH,
12.00%, 08/01/14(b)	150,000	162,000

		317,625

Pharmaceuticals 0.4%
Watson Pharmaceuticals, Inc.,
5.00%, 08/15/14	945,000	968,708

Real Estate Investment Trusts (REITs) 0.7%
HCP, Inc.,
6.70%, 01/30/18	275,000	264,587
Simon Property Group LP,
5.88%, 03/01/17	645,000	657,775
Ventas Realty LP,
6.75%, 04/01/17	260,000	254,800
WEA Finance LLC / WT Finance Aust Pty Ltd.,
7.50%, 06/02/14(b)	445,000	479,578

		1,656,740

Road & Rail 0.1%
United Rentals North America, Inc.,
10.88%, 06/15/16(b)	150,000	160,500

Specialty Retail 0.2%
Blockbuster, Inc.,
11.75%, 10/01/14(b)	300,000	285,750
Toys “R” Us, Inc.,
10.75%, 07/15/17(b)	100,000	107,500

		393,250

Tobacco 1.1%
Altria Group, Inc.
9.70%, 11/10/18	535,000	664,500
9.95%, 11/10/38	255,000	346,697
10.20%, 02/06/39	745,000	1,034,123
Lorillard Tobacco Co.,
8.13%, 06/23/19	540,000	612,831

		2,658,151

Wireless Telecommunication Services 1.0%
CC Holdings GS V LLC,
7.75%, 05/01/17(b)	250,000	258,750
Cricket Communications, Inc.,
7.75%, 05/15/16(b)	150,000	152,250
MetroPCS Wireless, Inc.,
9.25%, 11/01/14	100,000	102,250
Nextel Communications Inc.,
6.88%, 10/31/13	100,000	92,750
Qwest Corp.,
8.88%, 03/15/12	930,000	978,825
Verizon Wireless Capital LLC,
5.55%, 02/01/14(b)	770,000	832,124

		2,416,949

Total Corporate Bonds (cost $86,763,425)		94,306,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Mortgage Backed Agencies 30.9%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 969941
5.00%, 03/01/23	$190,336	$199,857
Pool# 982885
5.00%, 05/01/23	81,209	85,271
Pool# 975884
5.00%, 06/01/23	80,671	84,706
Pool# 987214
5.00%, 07/01/23	45,140	47,398
Pool# 976243
5.00%, 08/01/23	136,293	143,111
Pool# 987456
5.00%, 08/01/23	120,707	126,745
Pool# 965102
5.00%, 09/01/23	50,902	53,448
Pool# 988300
5.00%, 09/01/23	244,004	256,209
Pool# 992021
5.00%, 10/01/23	152,902	160,551
Pool# 735578
5.00%, 06/01/35	339,981	352,426
Pool# 834657
5.50%, 08/01/35	25,959	27,262
Pool# 835482
5.50%, 10/01/35	191,136	200,733
Pool# 745826
6.00%, 07/01/36	135,682	143,577
Pool# 899215
6.00%, 10/01/36	269,245	284,912
Pool# 831922
5.50%, 11/01/36	140,894	147,769
Pool# 888222
6.00%, 02/01/37	290,476	307,378
Pool# 913304
5.50%, 04/01/37	331,418	347,332
Pool# 899528
5.50%, 05/01/37	970,401	1,017,000
Pool# 937090
5.50%, 05/01/37	933,143	977,953
Pool# 917141
5.50%, 06/01/37	175,819	184,399
Pool# 938175
5.50%, 07/01/37	152,521	159,845
Pool# 899598
6.00%, 07/01/37	119,507	126,348
Pool# 945218
5.50%, 08/01/37	41,723	43,726
Pool# 952277
5.50%, 09/01/37	19,438	20,371
Pool# 943640
5.50%, 10/01/37	40,841	42,802
Pool# 950992
5.50%, 10/01/37	45,708	47,903
Pool# 960117
5.50%, 11/01/37	22,486	23,565
Pool# 956411
6.00%, 11/01/37	373,460	394,840
Pool# 967276
5.00%, 12/01/37	252,717	261,454
Pool# 929018
6.00%, 12/01/37	874,626	924,698
Pool# 966419
6.00%, 12/01/37	525,412	555,492
Pool# 952035
5.50%, 01/01/38	492,850	516,517
Pool# 961256
5.50%, 01/01/38	762,209	798,453
Pool# 969451
5.50%, 01/01/38	900,112	942,915
Pool# 965719
6.00%, 01/01/38	366,834	387,528
Pool# 960048
5.50%, 02/01/38	46,118	48,311
Pool# 969757
5.50%, 02/01/38	47,636	49,901
Pool# 972701
5.50%, 02/01/38	164,596	172,423
Pool# 933409
5.00%, 03/01/38	732,090	757,360
Pool# 961849
5.50%, 03/01/38	499,950	523,724
Pool# 974674
5.50%, 03/01/38	242,474	254,004
Pool# 970185
5.00%, 04/01/38	369,934	382,703
Pool# 929515
5.00%, 05/01/38	148,139	153,252
Pool# 962874
5.00%, 05/01/38	127,701	132,109
Pool# 982126
5.00%, 05/01/38	351,051	363,169
Pool# 969268
5.50%, 05/01/38	31,002	32,476
Pool# 970232
5.50%, 05/01/38	92,287	96,676
Pool# 995048
5.50%, 05/01/38	1,350,668	1,416,583
Pool# 933927
5.50%, 06/01/38	343,468	359,801
Pool# 976213
5.50%, 06/01/38	38,613	40,450
Pool# 983821
5.50%, 06/01/38	248,905	260,741
Pool# 985731
5.50%, 06/01/38	507,608	531,746
Pool# 934108
5.00%, 07/01/38	487,902	504,742
Pool# 934333
5.50%, 07/01/38	2,500,000	2,618,880
Pool# 986264
5.50%, 07/01/38	2,027,188	2,123,585
Pool# 988029
5.00%, 08/01/38	485,933	502,705
Pool# 257306
5.50%, 08/01/38	46,600	48,816
Pool# 964970
5.50%, 08/01/38	500,000	523,776
Pool# 975697
5.50%, 08/01/38	400,049	419,073
Pool# 986062
5.50%, 08/01/38	110,521	115,776
Pool# 925973
6.00%, 08/01/38	159,902	168,923
Pool# 970818
5.50%, 09/01/38	471,478	493,898
Pool# 970650
5.50%, 10/01/38	1,365,209	1,430,128
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 990786
5.50%, 10/01/38	$291,011	$304,849
Pool# 992032
5.50%, 10/01/38	957,977	1,003,531
Pool# 992471
5.50%, 10/01/38	200,000	209,511
Pool# 991002
6.00%, 10/01/38	181,160	191,380
Pool# 934645
5.50%, 11/01/38	1,478,114	1,548,401
Pool# 985805
5.50%, 11/01/38	461,385	483,542
Pool# 934249
5.50%, 12/01/38	482,357	505,294
Pool# 970929
5.50%, 12/01/38	1,000,000	1,047,552
Pool# 992676
5.50%, 12/01/38	891,568	933,964
Pool# 993111
5.50%, 01/01/39	1,000,000	1,047,552
Pool# AC0017
5.50%, 09/01/39	58,006	60,755
Federal National Mortgage Association TBA
5.50%, 10/25/39	5,370,000	5,616,687
6.00%, 10/25/39	10,400,000	10,972,000
5.50%, 11/25/39	3,000,000	3,127,500
Freddie Mac Gold Pool
Pool# G13072
5.00%, 04/01/23	90,286	94,963
Pool# G13122
5.00%, 04/01/23	74,384	78,175
Pool# J07940
5.00%, 05/01/23	674,660	709,040
Pool# G13225
5.00%, 06/01/23	886,453	931,626
Pool# J07942
5.00%, 06/01/23	73,751	77,510
Pool# J08443
5.00%, 07/01/23	166,761	175,259
Pool# A14186
5.50%, 10/01/33	12,364	13,012
Pool# A82875
5.50%, 11/01/33	331,724	349,105
Pool# C01674
5.50%, 11/01/33	92,125	96,952
Pool# A39584
5.50%, 11/01/35	358,700	376,822
Pool# A52983
5.50%, 10/01/36	767,905	805,500
Pool# A61562
5.50%, 10/01/36	304,971	319,902
Pool# G02379
6.00%, 10/01/36	162,884	172,412
Pool# G08204
5.50%, 06/01/37	105,852	110,952
Pool# G03432
5.50%, 11/01/37	89,816	94,144
Pool# A72499
6.00%, 02/01/38	104,769	110,712
Pool# G04220
5.50%, 03/01/38	261,950	274,570
Pool# G08256
5.50%, 03/01/38	104,954	110,005
Pool# G04156
6.00%, 03/01/38	233,741	246,999
Pool# G08263
5.50%, 04/01/38	138,386	145,045
Pool# A76684
5.00%, 05/01/38	355,392	367,770
Pool# A77391
5.00%, 05/01/38	1,090,827	1,128,820
Pool# A76939
5.50%, 05/01/38	279,172	292,606
Pool# A77208
5.50%, 05/01/38	268,195	281,101
Pool# A77648
5.50%, 06/01/38	100,940	105,798
Pool# A77937
5.50%, 06/01/38	1,357,636	1,422,966
Pool# G04458
5.50%, 06/01/38	794,715	832,957
Pool# A78076
6.00%, 06/01/38	164,872	174,224
Pool# A78454
6.00%, 06/01/38	466,851	493,333
Pool# A79197
5.00%, 07/01/38	194,956	201,747
Pool# A78982
5.50%, 07/01/38	360,183	377,516
Pool# A79018
5.50%, 07/01/38	783,426	821,125
Pool# A79806
5.50%, 07/01/38	212,027	222,230
Pool# G04471
5.50%, 07/01/38	894,202	937,231
Pool# A82609
5.50%, 09/01/38	444,434	465,821
Pool# A83032
5.50%, 11/01/38	193,144	202,438
Pool# A83345
5.00%, 12/01/38	572,188	592,117
Pool# A83596
5.50%, 12/01/38	574,016	601,638
Pool# G08323
5.00%, 02/01/39	1,688,855	1,747,676
Pool# A87679
5.00%, 08/01/39	799,022	826,771
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Freddie Mac Non Gold Pool
Pool# 1K1238,
5.77%, 07/01/36(a)	$81,295	$85,005
Ginnie Mae l Pool
Pool# 603581
5.50%, 04/15/33	107,569	113,670
Pool# 618988
6.00%, 06/15/34	112,728	119,862
Pool# 658029
6.00%, 07/15/36	35,827	37,932
Pool# 617456
6.00%, 03/15/37	54,387	57,540
Pool# 600658
5.50%, 05/15/37	96,097	101,067
Pool# 657732
5.50%, 05/15/37	195,571	205,686
Pool# 675407
5.50%, 07/15/37	110,556	116,274
Pool# 782185
6.00%, 09/15/37	33,367	35,331
Pool# 670824
6.00%, 12/15/37	63,619	67,307
Pool# 671189
6.00%, 12/15/37	67,906	71,842
Pool# 686034
5.50%, 04/15/38	104,257	109,601
Pool# 674084
5.00%, 05/15/38	290,922	301,714
Pool# 686342
6.00%, 05/15/38	54,446	57,594
Pool# 690847
5.50%, 06/15/38	117,248	123,257
Pool# 632219
5.50%, 07/15/38	83,327	87,597
Pool# 689694
5.50%, 07/15/38	160,287	168,501
Pool# 690435
5.50%, 07/15/38	204,197	214,662
Pool# 687727
6.00%, 07/15/38	95,745	101,281
Pool# 690310
6.00%, 07/15/38	85,531	90,476
Pool# 689575
6.50%, 07/15/38	306,266	325,656

Total U.S. Government Mortgage Backed Agencies (cost $69,952,399)		71,953,188

Sovereign Bonds 2.5%

	Principal	Market
	Amount	Value

ARGENTINA 0.1%
Argentina Bonos
7.00%, 09/12/13	85,000	65,875
2.50%, 12/31/38(c)	545,000	182,575

		248,450

BRAZIL 0.3%
Brazilian Government International Bond
8.00%, 01/15/18	103,889	120,303
8.88%, 10/14/19	250,000	324,375
11.00%, 08/17/40	170,000	228,650

		673,328

BULGARIA 0.2%
Bulgaria Government International Bond
8.25%, 01/15/15(b)	305,000	351,438

		351,438

COLOMBIA 0.2%
Colombia Government International Bond
10.75%, 01/15/13	30,000	37,140
8.13%, 05/21/24	15,000	18,000
7.38%, 09/18/37	340,000	384,200

		439,340

ECUADOR 0.0%
Ecuador Government International,
9.38%, 12/15/15	100,000	87,000

EL SALVADOR 0.1%
El Salvador Government International Bond
8.50%, 07/25/11	30,000	31,725
7.65%, 06/15/35	75,000	75,000

		106,725

HUNGARY 0.0%
Hungary Government International Bond
4.75%, 02/03/15	88,000	88,309

		88,309

INDONESIA 0.1%
Indonesia Government International Bond
6.75%, 03/10/14	50,000	53,324
8.50%, 10/12/35	165,000	198,825

		252,149

LEBANON 0.1%
Lebanon Government International Bond
7.50%, 03/19/12	65,000	68,412
8.25%, 04/12/21(b)	192,000	204,428

		272,840

MEXICO 0.1%
Mexico Government International Bond,
6.75%, 09/27/34	295,000	324,500
United Mexican States,
5.88%, 02/17/14	12,000	12,840

		337,340

PANAMA 0.1%
Panama Government International Bond
8.88%, 09/30/27	175,000	231,000
6.70%, 01/26/36	10,000	11,050

		242,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
Sovereign Bonds (continued)

	Principal	Market
	Amount	Value

PERU 0.2%
Peruvian Government International Bond
8.38%, 05/03/16	$65,000	$79,138
6.55%, 03/14/37	405,000	439,425

		518,563

PHILIPPINES 0.2%
Philippine Government International Bond,
9.88%, 01/15/19	278,000	360,358

POLAND 0.0%
Poland Government International Bond,
6.38%, 07/15/19	70,000	78,400

RUSSIA 0.2%
Russian Foreign Bond — Eurobond
7.50%, 03/31/30(b)(c)	359,040	390,133

		390,133

SOUTH AFRICA 0.0%
South Africa Government International Bond
6.50%, 06/02/14	65,000	71,429

		71,429

TURKEY 0.2%
Republic of Turkey,
7.50%, 11/07/19	100,000	110,250
Turkey Government International Bond
7.00%, 06/05/20	60,000	63,750
8.00%, 02/14/34	150,000	171,037
6.88%, 03/17/36	205,000	205,000

		550,037

UKRAINE 0.1%
Ukraine Government International Bond,
6.58%, 11/21/16	135,000	106,272

URUGUAY 0.2%
Uruguay Government International Bond
8.00%, 11/18/22	255,000	285,600
7.63%, 03/21/36	75,000	79,125

		364,725

VENEZUELA 0.1%
Venezuela Government International Bond,
9.00%, 05/07/23	430,000	322,500

Total Sovereign Bonds (cost $5,395,694)		5,861,386

U.S. Government Sponsored & Agency Obligations 15.2%

	Principal	Market
	Amount	Value

Federal Home Loan Bank Discount Notes
0.00%, 10/14/09(d)	5,000,000	4,999,930
Federal Home Loan Banks
0.00%, 01/05/10(d)	1,000,000	999,733
3.63%, 05/29/13	1,630,000	1,720,102
4.00%, 09/06/13	150,000	160,186
Freddie Mac Discount Notes
0.00%, 01/20/10(d)	8,000,000	7,997,520
U.S. Treasury Bond
8.13%, 08/15/19	310,000	431,966
United States Treasury Inflation Indexed Bonds
2.38%, 04/15/11	945,000	1,055,726
2.38%, 01/15/17	15,830,000	17,987,310

Total U.S. Government Sponsored & Agency Obligations (cost $34,243,693)		35,352,473

Yankee Dollar 0.1%

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc.,
6.10%, 06/01/18	325,000	339,646

Total Yankee Dollar (cost $321,948)		$339,646

Mutual Fund 9.1%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27% (e)	21,235,267	21,235,267

Total Mutual Fund (cost $21,235,267)		21,235,267

Total Investments (cost $240,541,482) (f) — 109.0%		254,019,050

Liabilities in excess of other assets — (9.0)%		(20,886,356)

NET ASSETS — 100.0%		$233,132,694

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $20,888,230 which represents 9.00% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2009.

(d)	The rate reflected in the Statement of Investments is the discount rate at the time of purchase.

(e)	Represents 7-day effective yield as of September 30, 2009.

(f)	At September 30, 2009, the tax basis cost of the Fund’s investments was $240,562,954, tax unrealized appreciation and depreciation were $13,799,129 and $(343,033), respectively.

AG	Stock Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PIK	Paid-In-Kind

PLC	Public Limited Company

TBA	To Be Announced

ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Core Plus Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$635,810	$—	$635,810
Commercial Mortgage Backed Securities	—	24,334,577	—	24,334,577
Corporate Bonds	—	94,306,703	—	94,306,703
Mutual Fund	21,235,267	—	—	21,235,267
Sovereign Bonds	—	5,861,386	—	5,861,386
U.S. Government Mortgage Backed Agencies	—	71,953,188	—	71,953,188
U.S. Government Sponsored & Agency Obligations	—	35,352,473	—	35,352,473
Yankee Dollar	—	339,646	—	339,646

Total Assets	21,235,267	232,783,783	—	254,019,050

Total	$21,235,267	$232,783,783	$—	$254,019,050

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Enhanced Income Fund
Asset-Backed Securities 17.8%

	Principal	Market
	Amount	Value

Automobile Asset-Backed Securities 6.8%
BMW Vehicle Owner Trust,
Series 2006-A, Class A4
5.07%, 08/25/11	$1,977,887	$2,006,432
Capital Auto Receivables Asset Trust
Series 2006-2, Class A3A,
4.98%, 05/15/11	556,421	564,735
Series 2007-1, Class A4A,
5.01%, 04/16/12	2,500,000	2,601,953
Daimler Chrysler Auto Trust
Series 2006-D, Class A3,
4.98%, 02/08/11	391,990	394,589
Series 2007-A, Class A2A,
4.94%, 03/08/11	149,540	150,176
Honda Auto Receivables Owner Trust
Series 2007-2, Class A3,
5.46%, 05/23/11	417,502	424,336
Series 2009-2, Class A2,
2.22%, 08/15/11	2,800,000	2,827,618
Nissan Auto Receivables Owner Trust
Series 2006-C, Class A4,
5.45%, 06/15/12	1,831,209	1,880,317
Series 2007-B, Class A4,
5.16%, 03/17/14	2,500,000	2,634,505
USAA Auto Owner Trust
Series 2007-2, Class A4,
5.07%, 06/15/13	2,550,000	2,682,326
Series 2008-2, Class A2,
3.91%, 01/15/11	296,652	297,453
Series 2008-2, Class A3,
4.64%, 10/15/12	775,000	802,653
Volkswagen Auto Loan Enhanced Trust,
Series 2008-1, Class A3
4.50%, 07/20/12	1,800,000	1,856,416
World Omni Auto Receivables Trust,
Series 2008-B, Class A2
4.13%, 03/15/11	1,584,277	1,604,757

		20,728,266

Credit Card Asset-Backed Securities 6.6%
BA Credit Card Trust,
Series 2008-A9, Class A9
4.07%, 07/16/12	2,500,000	2,531,827
Bank One Issuance Trust,
Series 2002-A6, Class A
0.43%, 06/15/12(a)	1,658,000	1,657,957
Chase Issuance Trust
Series 2005-A4, Class A4,
4.23%, 01/15/13	2,443,000	2,498,468
Series 2005-A7, Class A7,
4.55%, 03/15/13	2,500,000	2,610,515
Series 2008-A9, Class A9,
4.26%, 05/15/13	2,500,000	2,616,339
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7,
4.75%, 10/22/12	2,000,000	2,077,685
Series 2007-A5, Class A5,
5.50%, 06/22/12	2,000,000	2,067,196
MBNA Credit Card Master Note Trust
Series 2004-A2, Class A2,
0.39%, 07/15/13(a)	2,400,000	2,379,611
Series 2005-A3, Class A3,
4.10%, 10/15/12	1,800,000	1,837,455

		20,277,053

Other Asset-Backed Securities 4.4%
Consumer Funding LLC,
Series 2001-1, Class A4
4.98%, 04/20/12	1,809,604	1,827,410
CPL Transition Funding LLC,
Series 2002-1, Class A3
5.56%, 01/15/12	753,530	764,623
FPL Recovery Funding LLC,
Series 2007-A, Class A1
5.05%, 02/01/13	1,044,596	1,073,197
John Deere Owner Trust,
Series 2008-A, Class A2
3.63%, 03/15/11	234,851	235,121
Massachusetts RRB Special Purpose Trust,
Series 2005-1, Class A3
4.13%, 09/15/13	1,994,041	2,063,087
Oncor Electric Delivery Transition Bond Co,
Series 2003-1, Class A2
4.03%, 02/15/12	875,046	886,530
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%, 12/31/10	2,590,000	2,691,228
PG&E Energy Recovery Funding LLC,
Series 2005-1, Class A3
4.14%, 09/25/12	1,257,876	1,282,789
PSE&G Transition Funding LLC,
Series 2001-1, Class A5
6.45%, 03/15/13	2,144,157	2,245,736
TXU Electric Delivery Transition Bond Co. LLC,
Series 2004-1, Class A1
3.52%, 11/15/11	240,868	241,793

		13,311,514

Total Asset-Backed Securities (cost $53,822,266)		54,316,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Enhanced Income Fund
Collateralized Mortgage Obligations 21.1%

	Principal	Market
	Amount	Value

Fannie Mae REMICS
Series 2003-92, Class PC,
4.50%, 05/25/15	$1,171,347	$1,186,616
Series 2005-91, Class PB,
4.50%, 06/25/16	1,204,334	1,225,669
Series 2002-82, Class XD,
5.00%, 07/25/16	1,467,205	1,508,973
Series 2004-72, Class JA,
3.50%, 09/25/16	2,124,214	2,178,550
Series 2004-80, Class LG,
4.00%, 10/25/16	791,915	811,031
Series 2003-15, Class WC,
4.00%, 12/25/16	1,725,580	1,764,346
Series 2003-14, Class KE,
5.00%, 01/25/17	1,403,845	1,444,961
Series 2004-61, Class AB,
5.00%, 03/25/17	1,255,882	1,278,616
Series 2003-67, Class TA,
3.00%, 08/25/17	2,339,459	2,384,213
Series 2004-32, Class AB,
4.00%, 10/25/17	1,780,180	1,843,165
Series 2003-57, Class NB,
3.00%, 06/25/18	303,298	307,308
Series 2003-75, Class NB,
3.25%, 08/25/18	228,929	232,758
Series 2004-96, Class EW,
4.50%, 06/25/24	1,619,973	1,650,331
Series 2003-70, Class BE,
3.50%, 12/25/25	1,034,395	1,041,441
Series 2006-33, Class QA,
6.00%, 01/25/29	2,258,993	2,339,341
Series 2003-14, Class AN,
3.50%, 03/25/33	296,721	297,373
Freddie Mac REMICS
Series 3483, Class FB,
0.38%, 08/15/11(a)	1,925,119	1,917,643
Series 2892, Class UJ,
4.00%, 12/15/11	272,424	275,485
Series 2651, Class VB,
5.50%, 03/15/14	632,231	635,290
Series 3574, Class AC,
1.85%, 08/15/14	2,500,000	2,499,219
Series 3555, Class JA,
4.00%, 12/15/14	2,370,141	2,458,613
Series 2668, Class AD,
4.00%, 01/15/15	1,177,744	1,196,380
Series 2617, Class UM,
4.00%, 05/15/15	1,479,810	1,498,774
Series 2631, Class LB,
4.50%, 03/15/16	1,057,261	1,089,323
Series 2614, Class TD,
3.50%, 05/15/16	2,588,557	2,655,412
Series 2517, Class OD,
5.00%, 05/15/16	1,235,538	1,257,923
Series 2663, Class BA,
4.00%, 08/15/16	2,045,048	2,109,392
Series 2628, Class PV,
3.75%, 10/15/16	1,265,440	1,285,880
Series 2866, Class XD,
4.00%, 11/15/16	1,000,000	1,033,134
Series 2672, Class NF,
4.00%, 12/15/16	2,727,294	2,822,539
Series 2611, Class KC,
3.50%, 01/15/17	284,336	290,200
Series 2625, Class JD,
3.25%, 07/15/17	1,355,884	1,388,175
Series 2579, Class HA,
3.70%, 08/15/17	1,508,002	1,554,390
Series 2786, Class GA,
4.00%, 08/15/17	2,948,869	3,055,349
Series 2628, Class DQ,
3.00%, 11/15/17	2,453,571	2,493,921
Series 2628, Class GQ,
3.14%, 11/15/17	2,146,875	2,187,920
Series 2664, Class GA,
4.50%, 01/15/18	349,068	360,936
Series 2629, Class AN,
3.50%, 01/15/18	2,540,793	2,605,719
Series 2613, Class PA,
3.25%, 05/15/18	406,605	413,398
Series 2630, Class JA,
3.00%, 06/15/18	250,689	254,256
Series 2877, Class GP,
4.00%, 11/15/18	2,089,377	2,163,182
Government National Mortgage Association
Series 2003-49, Class A,
2.21%, 10/16/17	2,005,744	2,013,445
Series 2004-103, Class A,
3.88%, 12/16/19	1,300,432	1,311,117
Residential Funding Mortgage Securities I,
Series 2003-S11, Class A1,
2.50%, 06/25/18	157,813	156,780

Total Collateralized Mortgage Obligations (cost $63,997,996)		64,478,487

Commercial Mortgage Backed Securities 4.8%

	Principal	Market
	Amount	Value

Commerical Banks 0.3%
Morgan Stanley Capital I,
Series 2004-IQ8, Class A3
4.50%, 11/15/11	946,811	957,516

Diversified Financial Services 4.5%
Banc of America Commercial Mortgage, Inc.
Series 2005-1, Class A3,
4.88%, 11/10/42	2,187,105	2,185,227
Series 2005-2, Class A3,
4.61%, 07/10/43	1,436,393	1,444,898
Bear Stearns Commercial Mortgage Securities,
Series 2001-TOP2, Class A1
6.08%, 02/15/35	114,715	115,194
Commercial Mortgage Asset Trust,
Series 1999-C1, Class A3
6.64%, 01/17/32	791,310	794,767
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class A1
5.67%, 12/12/33	316,171	319,200
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3, Class A2,
4.22%, 04/10/40	959,057	969,058
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Enhanced Income Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value

Diversified Financial Services (continued)
Series 2004-C3, Class A3,
4.21%, 12/10/41	$804,759	$806,801
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.34%, 06/10/36	310,702	310,510
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB16, Class A1
5.34%, 05/12/45	1,615,135	1,641,768
Morgan Stanley Capital I,
Series 2005-HQ5, Class A2
4.81%, 01/14/42	2,017,952	2,030,753
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2,
4.38%, 10/15/41	1,475,765	1,477,602
Series 2005-C17, Class A2,
4.78%, 03/15/42	1,748,795	1,748,233

		13,844,011

Total Commercial Mortgage Backed Securities (cost $14,630,148)		14,801,527

Corporate Bonds 24.7%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.5%
United Technologies Corp.,
4.38%, 05/01/10	1,650,000	1,689,666

Biotechnology 0.8%
Genentech Inc.,
4.40%, 07/15/10	2,500,000	2,565,732

Commercial Banks 0.5%
US Bank NA,
6.38%, 08/01/11	1,342,000	1,449,745

Commerical Banks 6.7%
Bank of America NA,
1.70%, 12/23/10	2,500,000	2,529,698
Bank of New York Mellon Corp. (The)
0.87%, 02/05/10(a)	1,500,000	1,502,325
0.44%, 06/29/12(a)	1,700,000	1,707,404
Goldman Sachs Group, Inc. (The),
1.63%, 07/15/11	2,500,000	2,524,920
JPMorgan Chase & Co.,
5.60%, 06/01/11	2,520,000	2,673,289
Morgan Stanley,
2.90%, 12/01/10	2,500,000	2,563,267
Rabobank Nederland NV,
0.83%, 05/19/10(a)(b)	1,900,000	1,903,737
State Street Bank and Trust Co.,
1.85%, 03/15/11	2,500,000	2,535,413
Wells Fargo & Co.,
5.30%, 08/26/11	2,500,000	2,639,807

		20,579,860

Communications Equipment 0.9%
Cisco Systems, Inc.,
5.25%, 02/22/11	2,500,000	2,635,105

Computers 0.8%
Hewlett-Packard Co.
1.43%, 05/27/11(a)	350,000	355,431
2.25%, 05/27/11	2,000,000	2,037,346

		2,392,777

Diversified Financial Services 6.0%
AEP Texas Central Transition Funding LLC,
4.98%, 01/01/10	578,563	585,113
Bank of America Corp.,
5.38%, 08/15/11	2,500,000	2,606,357
Citigroup Funding, Inc.,
0.59%, 07/30/10(a)	2,500,000	2,504,028
General Electric Capital Corp.
6.13%, 02/22/11	500,000	527,575
1.80%, 03/11/11	2,500,000	2,531,055
Heller Financial, Inc.,
7.38%, 11/01/09	1,500,000	1,507,428
John Hancock Global Funding II,
7.90%, 07/02/10(b)	1,500,000	1,559,589
JPMorgan Chase & Co.,
2.63%, 12/01/10	2,500,000	2,555,370
National Rural Utilities Cooperative Finance Corp.,
4.38%, 10/01/10	2,500,000	2,581,812
Toyota Motor Credit Corp.,
4.25%, 03/15/10	1,500,000	1,519,632

		18,477,959

Diversified Telecommunication Services 1.0%
Verizon Global Funding Corp.,
7.25%, 12/01/10	2,750,000	2,926,781

Food Products 0.9%
Unilever Capital Corp.,
7.13%, 11/01/10	2,500,000	2,669,000

Insurance 0.3%
New York Life Global Funding,
4.63%, 08/16/10(b)	1,000,000	1,018,138

Miscellaneous Manufacturing 1.7%
3M Co.,
5.13%, 11/06/09	2,523,000	2,534,212
Honeywell International, Inc.,
7.50%, 03/01/10	2,500,000	2,576,788

		5,111,000

Multiline Retail 0.6%
Wal-Mart Stores, Inc.,
4.13%, 02/15/11	1,795,000	1,870,446

Oil & Gas 0.7%
Burlington Resources, Inc.,
9.88%, 06/15/10	2,000,000	2,124,776

Pharmaceuticals 1.7%
GlaxoSmithKline Capital, Inc.,
1.08%, 05/13/10(a)	2,500,000	2,509,873
Pfizer, Inc.,
2.25%, 03/15/11(a)	2,500,000	2,570,272

		5,080,145

Retail 0.7%
Lowe’s Cos., Inc.,
8.25%, 06/01/10	2,000,000	2,099,086

Software 0.9%
Oracle Corp.,
5.00%, 01/15/11	2,500,000	2,614,698

Total Corporate Bonds (cost $74,945,276)		75,304,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Enhanced Income Fund
U.S. Government Mortgage Backed Agencies 1.4%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 253845
6.00%, 06/01/16	$74,525	$80,062
Pool# 254089
6.00%, 12/01/16	116,889	125,574
Pool# 545415
6.00%, 01/01/17	103,851	111,567
Pool# 254195
5.50%, 02/01/17	248,344	265,553
Pool# 625178
5.50%, 02/01/17	206,183	220,471
Freddie Mac Gold Pool
Pool# E00678
6.50%, 06/01/14	43,067	45,494
Pool# B17493
4.00%, 12/01/14	3,233,275	3,325,451
Pool# E00991
6.00%, 07/01/16	59,747	63,860

Total U.S. Government Mortgage Backed Agencies (cost $4,206,767)		4,238,032

Sovereign Bonds 2.6%

	Principal	Market
	Amount	Value

MULTI-NATIONAL 2.6%
African Development Bank,
0.54%, 03/23/11(a)	2,300,000	2,294,949
Asian Development Bank/Pasig,
4.13%, 09/15/10	1,000,000	1,033,666
International Bank for Reconstruction & Development,
0.51%, 03/04/11(a)	2,500,000	2,509,835
Kreditanstalt fuer Wiederaufbau,
5.00%, 06/01/10	2,000,000	2,059,906

		7,898,356

Total Sovereign Bonds (cost $7,853,093)		7,898,356

U.S. Government Sponsored & Agency Obligations 15.2%

	Principal	Market
	Amount	Value

Federal Farm Credit Bank
4.75%, 05/07/10	2,500,000	2,566,022
Federal Home Loan Banks
2.75%, 06/18/10	2,500,000	2,541,790
Federal Home Loan Mortgage Corp.
4.88%, 02/09/10	2,500,000	2,540,605
3.13%, 02/12/10	2,500,000	2,524,737
2.88%, 04/30/10	2,500,000	2,537,478
Federal National Mortgage Association
4.63%, 12/15/09	2,700,000	2,723,965
4.13%, 05/15/10	2,500,000	2,558,235
4.38%, 06/21/10	2,250,000	2,312,647
1.75%, 03/23/11	3,000,000	3,044,772
U.S. Treasury Note
3.25%, 12/31/09	8,000,000	8,060,624
2.13%, 01/31/10	5,000,000	5,032,420
2.00%, 02/28/10	5,000,000	5,037,305
2.88%, 06/30/10	5,000,000	5,095,115

Total U.S. Government Sponsored & Agency Obligations (cost $46,156,610)		46,575,715

Yankee Dollar 0.7%

	Principal	Market
	Amount	Value

Health Care Providers & Services 0.7%
Baxter FinCo BV,
4.75%, 10/15/10	2,000,000	2,078,886

Total Yankee Dollar (cost $2,072,602)		2,078,886

Mutual Fund 15.3%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27% (c)	46,582,863	46,582,863

Total Mutual Fund (cost $46,582,863)		46,582,863

Total Investments (cost $314,267,621) (d) — 103.6%		316,275,613

Liabilities in excess of other assets — (3.6)%		(10,872,405)

NET ASSETS — 100.0%		$305,403,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Enhanced Income Fund

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $4,481,464 which represents 1.47% of net assets.

(c)	Represents 7-day yield effective as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $314,270,332, tax unrealized appreciation and depreciation were $2,147,570 and $(142,289), respectively.

LLC	Limited Liability Company

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Enhanced Income Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$54,316,833	$—	$54,316,833
Collateralized Mortgage Obligations	—	64,478,487	—	64,478,487
Commercial Mortgage Backed Securities	—	14,801,527	—	14,801,527
Corporate Bonds	—	75,304,914	—	75,304,914
Mutual Fund	46,582,863	—	—	46,582,863
Sovereign Bonds	—	7,898,356	—	7,898,356
U.S. Government Mortgage Backed Agencies	—	4,238,032	—	4,238,032
U.S. Government Sponsored & Agency Obligations	—	46,575,715	—	46,575,715
Yankee Dollar	—	2,078,886	—	2,078,886

Total Assets	46,582,863	269,692,750	—	316,275,613

Total	$46,582,863	$269,692,750	$—	$316,275,613

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Global Financial Services Fund
Common Stocks 99.4%

		Market
	Shares	Value

AUSTRALIA 3.4%
Insurance 3.4%
QBE Insurance Group Ltd.(a)	26,790	$566,445

AUSTRIA 4.5%
Insurance 4.5%
Vienna Insurance Group(a)	12,881	738,435

BERMUDA 2.1%
Insurance 2.1%
Aspen Insurance Holdings Ltd.	12,900	341,463

BRAZIL 4.5%
Diversified Financial Services 3.4%
BM&F Bovespa SA	77,201	570,423

Information Technology Services 1.1%
Cia Brasileira de Meios de Pagamento	17,900	177,323

		747,746

CANADA 4.4%
Commercial Banks 4.4%
Royal Bank of Canada	13,639	733,129

FRANCE 8.9%
Commercial Banks 5.2%
BNP Paribas(a)	10,593	850,111

Insurance 3.7%
AXA SA(a)	22,400	608,046

		1,458,157

GREECE 2.4%
Commercial Banks 2.4%
National Bank of Greece SA*(a)	11,180	403,494

HONG KONG 3.9%
Real Estate Management & Development 3.9%
Sun Hung Kai Properties Ltd.(a)	44,000	646,291

ITALY 1.7%
Commercial Banks 1.7%
Intesa Sanpaolo SpA*(a)	64,355	285,536

JAPAN 4.2%
Commercial Banks 1.7%
Bank of Yokohama Ltd. (The)(a)	56,000	273,517

Real Estate Management & Development 2.5%
Mitsubishi Estate Co. Ltd.(a)	26,880	420,506

		694,023

SINGAPORE 1.9%
Commercial Banks 1.9%
United Overseas Bank Ltd.(a)	27,000	320,211

SPAIN 2.8%
Commercial Banks 2.8%
Banco Bilbao Vizcaya Argentaria SA(a)	25,518	454,589

SWITZERLAND 4.5%
Capital Markets 1.1%
Bank Sarasin & Cie AG*(a)	4,422	184,118

Insurance 3.4%
Zurich Financial Services AG(a)	2,330	555,579

		739,697

UNITED KINGDOM 7.2%
Commercial Banks 5.0%
Standard Chartered PLC(a)	33,556	828,878

Insurance 2.2%
Aviva PLC(a)	51,440	369,798

		1,198,676

UNITED STATES 43.0%
Capital Markets 10.0%
Charles Schwab Corp. (The)	21,390	409,618
Goldman Sachs Group, Inc. (The)	2,830	521,711
Invesco Ltd.	8,355	190,160
State Street Corp.	10,130	532,838

		1,654,327

Commercial Banks 6.9%
Bank of the Ozarks, Inc.	9,000	238,770
CapitalSource, Inc.	55,885	242,541
TCF Financial Corp.	10,590	138,093
Wells Fargo & Co.	8,850	249,393
Western Alliance Bancorp*	15,809	99,755
Wintrust Financial Corp.	5,900	164,964

		1,133,516

Consumer Finance 2.0%
Capital One Financial Corp.	9,180	328,002

Diversified Financial Services 6.3%
IntercontinentalExchange, Inc.*	2,360	229,368
JPMorgan Chase & Co.	18,450	808,479

		1,037,847

Information Technology Services 2.3%
Visa, Inc., Class A	5,560	384,251

Insurance 7.2%
Aflac, Inc.	4,030	172,242
Hanover Insurance Group, Inc. (The)	9,600	396,768
MetLife, Inc.	9,150	348,341
Reinsurance Group of America, Inc.	6,280	280,088

		1,197,439

IT Services 2.6%
Alliance Data Systems Corp.*	7,040	430,003

Real Estate Investment Trusts (REITs) 1.8%
Health Care REIT, Inc.	3,190	132,768
Macerich Co. (The)	5,651	171,395

		304,163

Real Estate Management & Development 1.7%
Jones Lang LaSalle, Inc.	5,900	279,483

Thrifts & Mortgage Finance 2.2%
Ocwen Financial Corp.*	13,990	158,367
Washington Federal, Inc.	11,760	198,273

		356,640

		7,105,671

Total Common Stocks (cost $12,778,638)		16,433,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Global Financial Services Fund
Right 0.1%

	Number of	Market
	Rights	Value

FRANCE 0.1%
Commercial Banks 0.1%
BNP Paribas 10/13/2009*	10,593	22,942

Total Right (cost $—)		22,942

Mutual Fund 0.2%

		Market
	Shares	Value

Money Market Fund 0.2%
AIM Liquid Assets Portfolio, 0.27% (b)	26,804	26,804

		26,804
Total Mutual Fund (cost $26,804)		26,804

Total Investments (cost $12,805,442) (c) — 99.7%		16,483,309

Other assets in excess of liabilities — 0.3%		52,769

NET ASSETS — 100.0%		$16,536,078

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $14,309,260, tax unrealized appreciation and depreciation were $2,766,442 and $(592,393), respectively.

AG	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Global Financial Services Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$8,928,009	$7,505,554	$—	$16,433,563
Mutual Fund	26,804	—	—	26,804
Right	—	22,942	—	22,942

Total Assets	8,954,813	7,528,496	—	16,483,309

Total	$8,954,813	$7,528,496	$—	$16,483,309

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Government Bond Fund
Collateralized Mortgage Obligations 19.6%

	Principal	Market
	Amount	Value

Fannie Mae Grantor Trust
Series 2001-T11, Class B,
5.50%, 09/25/11	$11,215,000	$11,990,800
Series 2002-T11, Class B,
5.34%, 04/25/12	28,300,000	30,455,342
Fannie Mae REMICS
Series 2003-64, Class HQ,
5.00%, 07/25/23	6,000,000	6,249,696
Series 1993-149, Class M,
7.00%, 08/25/23	3,075,670	3,398,768
Series 2005-109, Class AG,
5.50%, 04/25/24	12,486,462	13,278,141
Series 2003-66, Class AP,
3.50%, 11/25/32	1,636,635	1,644,092
FHLMC Multifamily Structured Pass Through Certificates,
Series K001, Class A3,
5.47%, 01/25/12(a)	10,013,667	10,660,416
Freddie Mac REMICS
Series 2580, Class VA,
5.50%, 09/15/10	399,707	399,743
Series 2468, Class TE,
5.50%, 07/15/17	5,178,093	5,530,769
Series 2509, Class LK,
5.50%, 10/15/17	21,559,369	23,011,754
Series 2677, Class LE,
4.50%, 09/15/18	27,119,132	28,293,420
Series 2498, Class VB,
5.50%, 01/15/20	4,571,708	4,643,045
Series 2985, Class JR,
4.50%, 06/15/25	22,000,000	22,382,701
Series 2751, Class ND,
5.00%, 04/15/29	26,000,000	27,275,253
Series 2922, Class GA,
5.50%, 05/15/34	8,816,409	9,423,987
Series 3356, Class PD,
6.00%, 03/15/36	26,365,666	28,543,323
Vendee Mortgage Trust,
Series 1996-2, Class 1Z,
6.75%, 06/15/26	6,786,966	7,253,570
Total Collateralized Mortgage Obligations (cost $222,333,126)		234,434,820

U.S. Government Mortgage Backed Agencies 30.0%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 384773
6.08%, 02/01/12	32,632,356	35,122,486
Pool# 555505
4.65%, 05/01/13	49,451,769	51,890,944
Pool# 360500
6.26%, 09/01/13	64,000,000	70,574,383
Pool# 383661
6.62%, 06/01/16	10,239,900	11,679,192
Pool# 462260
5.60%, 09/01/18	10,972,078	11,834,766
Pool# 874142
5.56%, 12/01/21	11,400,000	12,285,610
Pool# 745684
4.46%, 04/01/34(a)	20,500,422	21,258,566
Pool# 790760
4.95%, 09/01/34(a)	8,448,714	8,820,249
Pool# 799144
4.70%, 04/01/35(a)	5,912,035	6,192,155
Pool# 822705
4.76%, 04/01/35(a)	8,706,655	9,084,172
Pool# 815217
4.80%, 05/01/35(a)	8,463,406	8,850,077
Pool# 783609
4.91%, 05/01/35(a)	10,546,664	11,024,455
Pool# 821377
5.28%, 05/01/35(a)	5,558,151	5,836,069
Pool# 826181
4.83%, 07/01/35(a)	24,095,232	25,180,685
Pool# 873932
6.31%, 08/01/36	8,200,998	9,116,848
Pool# 745866
4.26%, 09/01/36(a)	21,171,069	21,320,470
Freddie Mac Non Gold Pool
Pool# 847558
3.74%, 06/01/35(a)	11,764,821	12,028,556
Pool# 1G2082
5.71%, 07/01/37(a)	25,248,762	26,592,770

Total U.S. Government Mortgage Backed Agencies (cost $342,905,774)		358,692,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Government Bond Fund
U.S. Government Sponsored & Agency Obligations 36.2%

	Principal	Market
	Amount	Value

Farmer Mac Guaranteed Notes Trust 2006-2
5.50%, 07/15/11(b)	$27,700,000	$29,558,753
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/17(b)	25,000,000	27,079,200
Federal Farm Credit Bank
5.00%, 03/03/14	12,146,000	13,388,852
Federal Home Loan Bank
4.80%, 12/18/13	8,350,000	9,183,748
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	20,000,000	20,105,580
Federal National Mortgage Association
8.20%, 03/10/16	10,000,000	12,814,750
Financing Corp. FICO
10.70%, 10/06/17	5,000,000	7,233,415
10.35%, 08/03/18	16,000,000	23,169,824
9.65%, 11/02/18	8,740,000	12,163,065
GMAC LLC
2.20%, 12/19/12	49,000,000	49,523,124
Government Trust Certificate
0.00%, 04/01/15	6,072,000	4,981,189
Lightship Tankers LLC
6.50%, 06/14/24	48,777,910	56,332,846
Pooled Funding Trust II
2.63%, 03/30/12(b)	25,000,000	25,244,175
Private Export Funding Corp.
5.00%, 12/15/16	30,000,000	33,125,520
Tennessee Valley Authority
4.75%, 08/01/13	20,000,000	21,633,800
5.50%, 07/18/17	25,000,000	28,006,075
U.S. Department of Housing and Urban Development
7.08%, 08/01/16	1,725,000	1,741,080
4.56%, 08/01/17	21,069,000	22,665,925
4.96%, 08/01/20	15,967,000	17,421,035
5.05%, 08/01/21	16,852,000	18,296,115

Total U.S. Government Sponsored & Agency Obligations (cost $411,358,922)		433,668,071

U.S. Treasury Bonds 10.3%

	Principal	Market
	Amount	Value

U.S. Treasury Bond
2.50%, 01/15/29	36,500,000	39,344,967
3.38%, 04/15/32	30,000,000	44,939,556
8.13%, 08/15/21	27,500,000	39,161,705

		123,446,228

Total U.S. Treasury Bonds (cost $118,956,494)		123,446,228

U.S. Treasury Note 2.9%

	Principal	Market
	Amount	Value

U.S. Treasury Note,
2.00%, 11/30/13	35,000,000	35,049,210

Total U.S. Treasury Note (cost $34,596,674)		35,049,210

Mutual Fund 0.3%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27%(c)	3,778,443	3,778,443

Total Mutual Fund (cost $3,778,443)		3,778,443

Total Investments (cost $1,133,929,433) (d) — 99.3%		1,189,069,225

Other assets in excess of liabilities — 0.7%		8,279,698

NET ASSETS — 100.0%		$1,197,348,923

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $81,882,128 which represents 6.84% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $1,133,929,433, tax unrealized appreciation and depreciation were $55,262,585 and $(1,189,069,225), respectively.

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Government Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Collateralized Mortgage Obligations	$—	$234,434,820	$—	$234,434,820
Mutual Fund	3,778,443	—	—	3,778,443
U.S. Government Mortgage Backed Agencies	—	358,692,453	—	358,692,453
U.S. Government Sponsored & Agency Obligations	—	433,668,071	—	433,668,071
U.S. Treasury Bonds	—	123,446,228	—	123,446,228
U.S. Treasury Note	—	35,049,210	—	35,049,210

Total Assets	3,778,443	1,185,290,782	—	1,189,069,225

Total	$3,778,443	$1,185,290,782	$—	$1,189,069,225

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Growth Fund
Common Stocks 98.9%

		Market
	Shares	Value

Aerospace & Defense 1.3%
Raytheon Co.	20,850	$1,000,175
United Technologies Corp.	9,470	577,007

		1,577,182

Airlines 0.7%
JetBlue Airways Corp.*	147,000	879,060

Auto Components 0.1%
WABCO Holdings, Inc.	5,100	107,100

Beverages 2.6%
Coca-Cola Enterprises, Inc.	4,700	100,627
PepsiCo, Inc.	50,710	2,974,649

		3,075,276

Biotechnology 3.5%
Amgen, Inc.*	27,850	1,677,406
Biogen Idec, Inc.*	5,700	287,964
Gilead Sciences, Inc.*	48,890	2,277,296

		4,242,666

Building Products 0.1%
Owens Corning*	5,500	123,475

Capital Markets 3.3%
Charles Schwab Corp. (The)	41,100	787,065
Goldman Sachs Group, Inc. (The)	8,240	1,519,044
Northern Trust Corp.	9,250	537,980
State Street Corp.	17,890	941,014
TD Ameritrade Holding Corp.*	11,800	231,516

		4,016,619

Chemicals 3.1%
Air Products & Chemicals, Inc.	10,000	775,800
Lubrizol Corp.	7,100	507,366
Monsanto Co.	11,526	892,112
Praxair, Inc.	12,250	1,000,702
Valspar Corp.	21,150	581,837

		3,757,817

Communications Equipment 6.0%
Brocade Communications Systems, Inc.*	119,100	936,126
Cisco Systems, Inc.*	157,630	3,710,610
QUALCOMM, Inc.	57,970	2,607,491

		7,254,227

Computers & Peripherals 8.7%
Apple, Inc.*	23,650	4,384,001
Dell, Inc.*	13,250	202,195
EMC Corp.*	58,500	996,840
Hewlett-Packard Co.	72,740	3,434,055
International Business Machines Corp.	10,100	1,208,061
Western Digital Corp.*	5,800	211,874

		10,437,026

Consumer Finance 0.5%
Capital One Financial Corp.	16,300	582,399

Containers & Packaging 0.2%
Owens-Illinois, Inc.*	6,600	243,540

Diversified Financial Services 1.5%
JPMorgan Chase & Co.	39,950	1,750,609

Electrical Equipment 1.0%
Emerson Electric Co.	30,100	1,206,408

Electronic Equipment, Instruments & Components 0.2%
Corning, Inc.	12,950	198,264

Energy Equipment & Services 2.6%
Halliburton Co.	52,250	1,417,020
Schlumberger Ltd.	26,500	1,579,400
Weatherford International Ltd.*	5,590	115,881

		3,112,301

Food & Staples Retailing 3.5%
CVS Caremark Corp.	46,559	1,664,019
Sysco Corp.	2,800	69,580
Wal-Mart Stores, Inc.	51,460	2,526,171

		4,259,770

Food Products 1.4%
Kellogg Co.	34,500	1,698,435

Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	36,160	2,061,482
Hospira, Inc.*	5,450	243,070
Masimo Corp.*	27,050	708,710
Medtronic, Inc.	14,100	518,880
St. Jude Medical, Inc.*	24,750	965,497

		4,497,639

Health Care Providers & Services 2.0%
Express Scripts, Inc.*	18,750	1,454,625
Lincare Holdings, Inc.*	9,300	290,625
Quest Diagnostics, Inc.	13,700	715,003

		2,460,253

Hotels, Restaurants & Leisure 4.4%
Darden Restaurants, Inc.	35,650	1,216,735
International Game Technology	11,700	251,316
McDonald’s Corp.	17,150	978,750
Starwood Hotels & Resorts Worldwide, Inc.	42,700	1,410,381
WMS Industries, Inc.*	32,988	1,469,945

		5,327,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Household Products 2.1%
Church & Dwight Co., Inc.	8,950	$507,823
Colgate-Palmolive Co.	16,500	1,258,620
Energizer Holdings, Inc.*	4,050	268,677
Procter & Gamble Co. (The)	9,170	531,126

		2,566,246

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	16,000	237,120

Industrial Conglomerates 2.0%
3M Co.	31,800	2,346,840

Information Technology Services 1.8%
Cognizant Technology Solutions Corp., Class A*	19,020	735,313
Visa, Inc., Class A	21,110	1,458,912

		2,194,225

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	2,600	242,736
Netflix, Inc.*(a)	5,900	272,403

		515,139

Internet Software & Services 3.5%
eBay, Inc.*	13,900	328,179
Google, Inc., Class A*	5,490	2,722,217
Yahoo!, Inc.*	68,700	1,223,547

		4,273,943

IT Services 0.9%
Alliance Data Systems Corp.*(a)	17,000	1,038,360

Leisure Equipment & Products 0.4%
Hasbro, Inc.	15,600	432,900

Life Sciences Tools & Services 0.9%
Covance, Inc.*	15,600	844,740
Mettler-Toledo International, Inc.*	1,950	176,650

		1,021,390

Machinery 4.4%
Bucyrus International, Inc.	9,250	329,485
Danaher Corp.	24,840	1,672,229
Deere & Co.	20,500	879,860
Harsco Corp.	7,600	269,116
Kennametal, Inc.	29,000	713,690
PACCAR, Inc.	8,300	312,993
SPX Corp.	17,450	1,069,161

		5,246,534

Media 0.8%
Walt Disney Co. (The)	36,150	992,679

Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc.*	10,250	703,253

Steel Dynamics, Inc.	54,700	839,098

		1,542,351

Multiline Retail 1.3%
Target Corp.	34,500	1,610,460

Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	14,460	1,327,862
Exxon Mobil Corp.	5,500	377,355
Southwestern Energy Co.*	29,000	1,237,720

		2,942,937

Personal Products 0.7%
Mead Johnson Nutrition Co., Class A(a)	19,450	877,390

Pharmaceuticals 4.4%
Abbott Laboratories	35,800	1,771,026
Allergan, Inc.	20,150	1,143,714
Bristol-Myers Squibb Co.	21,950	494,314
Johnson & Johnson	26,390	1,606,887
Schering-Plough Corp.	8,500	240,125

		5,256,066

Real Estate Investment Trusts (REITs) 0.1%
Rayonier, Inc.	2,900	118,639

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	8,300	393,171

Road & Rail 1.3%
Canadian National Railway Co.	9,500	465,405
Con-way, Inc.	29,300	1,122,776

		1,588,181

Semiconductors & Semiconductor Equipment 6.7%
Avago Technologies Ltd.*	41,401	706,715
Broadcom Corp., Class A*	28,900	886,941
Intel Corp.	127,380	2,492,827
Marvell Technology Group Ltd.*	103,950	1,682,950
Silicon Laboratories, Inc.*	24,700	1,145,092
Teradyne, Inc.*	64,700	598,475
Texas Instruments, Inc.	23,100	547,239

		8,060,239

Software 6.7%
McAfee, Inc.*	28,700	1,256,773
Microsoft Corp.	158,560	4,105,118
Oracle Corp.	129,900	2,707,116

		8,069,007

Specialty Retail 3.2%
Aeropostale, Inc.*	30,000	1,304,100
Gap, Inc. (The)	14,650	313,510
Lowe’s Cos., Inc.	62,900	1,317,126
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Specialty Retail (continued)
Urban Outfitters, Inc.*	32,300	$974,491

		3,909,227

Tobacco 1.8%
Philip Morris International, Inc.	43,900	2,139,686

Trading Companies & Distributors 0.7%
W.W. Grainger, Inc.	8,800	786,368

Wireless Telecommunication Services 0.2%
NII Holdings, Inc.*	6,700	200,866

Total Common Stocks (cost $105,005,585)		119,167,157

Mutual Fund 2.4%

		Market
	Shares	Value

Money Market Fund 2.4%
AIM Liquid Assets Portfolio, 0.27%(b)	2,921,843	2,921,843

		2,921,843

Total Mutual Fund (cost $2,921,843)		2,921,843

Repurchase Agreement 1.6%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $1,889,871, collateralized by U.S. Government Agency Securities ranging from 3.92%- 6.50%, maturing 01/01/19 - 01/01/48; total market value of $1,927,665. (c)	$1,889,867	1,889,867

Total Repurchase Agreement (cost $1,889,867)		1,889,867

Total Investments (cost $109,817,295) (d) — 102.9%		123,978,867

Liabilities in excess of other assets — (2.9%)		(3,506,191)

NET ASSETS — 100.0%		$120,472,676

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $1,870,813.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $1,889,867.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $115,498,185, tax unrealized appreciation and depreciation were $11,191,151 and $(2,710,469), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$119,167,157	$—	$—	$119,167,157
Mutual Fund	2,921,843	—	—	2,921,843
Repurchase Agreement	—	1,889,867	—	1,889,867

Total Assets	122,089,000	1,889,867	—	123,978,867

Total	$122,089,000	$1,889,867	$—	$123,978,867

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Health Sciences Fund
Common Stocks 100.2%

		Market
	Shares	Value

Biotechnology 16.9%
Amgen, Inc.*	33,800	$2,035,774
Biogen Idec, Inc.*	12,900	651,708
Cephalon, Inc.*	12,800	745,472
Gilead Sciences, Inc.*	51,066	2,378,654
United Therapeutics Corp.*	11,400	558,486

		6,370,094

Food & Staples Retailing 2.3%
CVS Caremark Corp.	24,778	885,566

Health Care Equipment & Supplies 22.9%
Baxter International, Inc.	34,960	1,993,070
Becton, Dickinson and Co.	4,810	335,497
Boston Scientific Corp.*	71,930	761,739
Covidien PLC	20,400	882,504
DENTSPLY International, Inc.	14,300	493,922
Hologic, Inc.*	26,700	436,278
Hospira, Inc.*	29,100	1,297,860
IDEXX Laboratories, Inc.*	10,520	526,000
I-Flow Corp.*	32,200	366,758
IRIS International, Inc.*	15,684	177,229
Masimo Corp.*	23,820	624,084
St. Jude Medical, Inc.*	19,570	763,426

		8,658,367

Health Care Providers & Services 11.9%
Aetna, Inc.	47,100	1,310,793
LifePoint Hospitals, Inc.*	26,300	711,678
Medco Health Solutions, Inc.*	14,310	791,486
Quest Diagnostics, Inc.	14,890	777,109
UnitedHealth Group, Inc.	35,540	889,922

		4,480,988

Life Sciences Tools & Services 6.9%
Covance, Inc.*	11,429	618,880
Thermo Fisher Scientific, Inc.*	28,310	1,236,298
Waters Corp.*	13,490	753,551

		2,608,729

Pharmaceuticals 39.3%
Abbott Laboratories	44,530	2,202,899
Allergan, Inc.	19,820	1,124,983
Bristol-Myers Squibb Co.	90,050	2,027,926
Johnson & Johnson	40,158	2,445,221
Novartis AG(a)	17,465	877,281
Perrigo Co.	13,540	460,225
Pfizer, Inc.	103,842	1,718,585
Schering-Plough Corp.	63,278	1,787,603
Teva Pharmaceutical Industries Ltd. — IL ADR	7,830	395,885
ViroPharma, Inc.*	72,210	694,660
Wyeth	23,045	1,119,526

		14,854,794

Total Investments (cost $37,410,311) (b) — 100.2%		37,858,538

Liabilities in excess of other assets — (0.2%)		(60,063)

NET ASSETS — 100.0%		$37,798,475

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	At September 30, 2009, the tax basis cost of the Fund’s investments was $38,611,449, tax unrealized appreciation and depreciation were $2,328,653 and $(3,081,564), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

IL	Israel

Ltd.	Limited

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Health Sciences Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$36,981,257	$877,281	$—	$37,858,538

Total Assets	36,981,257	877,281	—	37,858,538

Total	$36,981,257	$877,281	$—	$37,858,538

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks 95.2%

		Market
	Shares	Value

AUSTRALIA 7.7%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.(a)	61,306	$459,800

Airlines 0.0%
Qantas Airways Ltd.(a)	101,050	253,839

Beverages 0.2%
Coca-Cola Amatil Ltd.(a)	51,757	447,724
Foster’s Group Ltd.(a)	177,501	868,386
Lion Nathan Ltd.(a)(b)	28,210	284,396

		1,600,506

Biotechnology 0.2%
CSL Ltd.(a)	55,311	1,629,961

Capital Markets 0.2%
Macquarie Group Ltd.(a)(b)	27,989	1,445,082
Perpetual Ltd.(a)(b)	1,782	61,287

		1,506,369

Chemicals 0.1%
Incitec Pivot Ltd.(a)	157,640	392,004
Nufarm Ltd.(a)	11,309	112,579
Orica Ltd.(a)	33,442	691,024

		1,195,607

Commercial Banks 2.3%
Australia & New Zealand Banking Group Ltd.(a)	214,846	4,602,168
Bendigo and Adelaide Bank Ltd.(a)	24,438	202,263
Commonwealth Bank of Australia(a)	137,348	6,239,230
National Australia Bank Ltd.(a)	176,501	4,776,204
Westpac Banking Corp.(a)	267,816	6,180,620

		22,000,485

Commercial Services & Supplies 0.1%
Brambles Ltd.(a)	128,037	910,090

Construction & Engineering 0.1%
Leighton Holdings Ltd.(a)	13,991	444,237

Construction Materials 0.0%
Boral Ltd.(a)	56,163	300,893

Containers & Packaging 0.1%
Amcor Ltd.(a)	99,608	480,030

Diversified Financial Services 0.1%
ASX Ltd.(a)	15,969	494,759

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.(a)	365,595	1,052,897

Electric Utilities 0.0%
SP AusNet(a)	86,423	67,253

Energy Equipment & Services 0.0%
WorleyParsons Ltd.(a)	13,312	347,223

Food & Staples Retailing 0.6%
Metcash Ltd.(a)	60,463	239,691
Wesfarmers Ltd.(a)	12,515	292,142
Wesfarmers Ltd. PPS(a)	92,443	2,154,318
Woolworths Ltd.(a)	112,874	2,909,327

		5,595,478

Food Products 0.0%
Goodman Fielder Ltd.(a)	119,533	175,598

Health Care Equipment & Supplies 0.0%
Cochlear Ltd.(a)	5,295	311,413

Health Care Providers & Services 0.0%
Sonic Healthcare Ltd.(a)	32,065	400,901

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.(a)	24,428	112,543
Crown Ltd.(a)	44,410	349,996
TABCORP Holdings Ltd.(a)	55,047	345,945
Tatts Group Ltd.(a)	101,245	227,071

		1,035,555

Industrial Conglomerates 0.0%
CSR Ltd.(a)	104,328	172,647

Information Technology Services 0.1%
Computershare Ltd.(a)	44,178	433,621

Insurance 0.5%
AMP Ltd.(a)	181,910	1,042,915
AXA Asia Pacific Holdings Ltd.(a)	96,694	371,142
Insurance Australia Group Ltd.(a)	189,249	629,111
QBE Insurance Group Ltd.(a)	91,301	1,930,458
Suncorp-Metway Ltd.(a)	120,583	941,227

		4,914,853

Media 0.0%
Fairfax Media Ltd.(a)(b)	175,704	264,834

Metals & Mining 1.6%
Alumina Ltd.*(a)	210,402	336,285
BHP Billiton Ltd.(a)	305,411	10,072,614
BlueScope Steel Ltd.(a)	164,378	423,025
Fortescue Metals Group Ltd.*(a)(b)	118,594	396,819
Newcrest Mining Ltd.(a)	44,091	1,240,863
OneSteel Ltd.(a)	110,153	292,873
OZ Minerals Ltd.*(a)	297,550	298,432
Rio Tinto Ltd.(a)	39,936	2,075,496
Sims Metal Management Ltd.(a)	12,339	246,912

		15,383,319

Multiline Retail 0.0%
Harvey Norman Holdings Ltd.(a)	49,611	187,679

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	41,447	498,906

Oil, Gas & Consumable Fuels 0.5%
Arrow Energy Ltd.*(a)	58,614	220,423
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Caltex Australia Ltd.*(a)	9,779	$104,183
Energy Resources of Australia Ltd.(a)	7,164	158,746
Origin Energy Ltd.(a)	81,160	1,165,904
Paladin Energy Ltd.*(a)	56,869	224,611
Santos Ltd.(a)	75,422	1,009,149
Woodside Petroleum Ltd.(a)	44,933	2,061,320

		4,944,336

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust(a)	136,795	241,533
Dexus Property Group(a)	370,927	274,844
Goodman Group(a)	488,757	284,669
GPT Group(a)	848,508	510,282
Mirvac Group(a)	231,769	340,880
Stockland(a)	210,346	752,898
Westfield Group(a)	187,155	2,284,392

		4,689,498

Real Estate Management & Development 0.0%
Lend Lease Corp. Ltd.(a)	32,775	305,255

Road & Rail 0.0%
Asciano Group*(a)	261,200	379,845

Textiles, Apparel & Luxury Goods 0.0%
Billabong International Ltd.(a)(b)	12,785	135,044

Transportation Infrastructure 0.1%
Macquarie Airports(a)	53,728	134,129
Macquarie Infrastructure Group(a)	225,899	292,871
Transurban Group(a)	96,644	348,599

		775,599

		73,348,330

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG(a)	17,816	801,049
Raiffeisen International Bank Holding AG(a)(b)	4,490	294,710

		1,095,759

Diversified Telecommunication Services 0.1%
Telekom Austria AG(a)	31,264	565,236

Electric Utilities 0.0%
Verbund — Oesterreichische Elektrizitaetswirtschafts AG, Class A(a)	6,371	323,092

Insurance 0.0%
Vienna Insurance Group(a)	3,187	182,703

Metals & Mining 0.0%
Voestalpine AG(a)	10,934	392,258

Oil, Gas & Consumable Fuels 0.1%
OMV AG(a)	15,702	636,205

		3,195,253

BELGIUM 1.0%
Beverages 0.3%
Anheuser-Busch InBev NV(a)	69,563	3,190,712

Chemicals 0.1%
Solvay SA(a)	5,662	588,938
Umicore(a)	12,045	361,941

		950,879

Commercial Banks 0.1%
Dexia SA*(a)	49,845	462,281
KBC Groep NV*(a)	15,270	772,070

		1,234,351

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA(a)	7,135	661,193
Nationale A Portefeuille(a)	3,254	177,488

		838,681

Diversified Telecommunication Services 0.1%
Belgacom SA(a)	15,554	606,833

Food & Staples Retailing 0.1%
Colruyt SA(a)(b)	1,605	377,364
Delhaize Group SA(a)	9,523	662,108

		1,039,472

Insurance 0.1%
Fortis*(a)	206,908	974,277

Pharmaceuticals 0.1%
UCB SA(a)	9,482	401,087

Wireless Telecommunication Services 0.0%
Mobistar SA(a)	3,044	210,956

		9,447,248

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.*(a)(b)	26,810	561,278

CHINA 0.0%
Electronic Equipment, Instruments & Components 0.0%
Foxconn International Holdings Ltd.*(a)	202,926	132,679

CYPRUS 0.0%
Commercial Banks 0.0%
Bank of Cyprus Public Co. Ltd.(a)	56,984	436,417

DENMARK 0.9%
Beverages 0.1%
Carlsberg AS, Class B(a)	10,300	749,332

Chemicals 0.1%
Novozymes AS, Class B(a)	4,450	420,613

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

DENMARK (continued)
Commercial Banks 0.1%
Danske Bank AS*(a)	44,200	$1,168,084

Electrical Equipment 0.2%
Vestas Wind Systems AS*(a)	19,600	1,428,702

Health Care Equipment & Supplies 0.0%
Coloplast AS, Class B(a)	2,050	172,146
William Demant Holding*(a)	1,975	147,350

		319,496

Insurance 0.0%
Topdanmark AS*(a)	1,400	212,337
TrygVesta AS(a)	2,256	173,193

		385,530

Marine 0.1%
A P Moller — Maersk AS, Class A(a)	45	302,798
A P Moller — Maersk AS, Class B(a)	105	727,015

		1,029,813

Pharmaceuticals 0.3%
H. Lundbeck AS(a)	6,600	137,489
Novo Nordisk AS, Class B(a)	42,779	2,690,543

		2,828,032

Road & Rail 0.0%
DSV AS*(a)	18,284	327,718

		8,657,320

FINLAND 1.2%
Auto Components 0.0%
Nokian Renkaat OYJ(a)(b)	10,000	233,575

Communications Equipment 0.6%
Nokia OYJ(a)	343,413	5,036,885

Diversified Financial Services 0.0%
Pohjola Bank PLC(a)	17,665	202,261

Diversified Telecommunication Services 0.1%
Elisa OYJ(a)	13,950	286,675

Electric Utilities 0.1%
Fortum OYJ(a)	42,600	1,094,644

Food & Staples Retailing 0.0%
Kesko OYJ, Class B(a)	6,200	208,107

Insurance 0.1%
Sampo OYJ, Class A(a)	39,900	1,007,192

Machinery 0.1%
Kone OYJ, Class B(a)	14,740	542,565
Metso OYJ(a)	12,000	338,298
Wartsila OYJ(a)	7,900	317,054

		1,197,917

Media 0.0%
Sanoma OYJ(a)	6,780	149,866

Metals & Mining 0.1%
Outokumpu OYJ(a)	11,600	219,070
Rautaruukki OYJ(a)	7,950	191,306

		410,376

Oil, Gas & Consumable Fuels 0.0%
Neste Oil OYJ(a)(b)	12,050	223,006

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R*(a)	56,100	391,698
Upm-Kymmene OYJ(a)	49,800	598,923

		990,621

Pharmaceuticals 0.0%
Orion OYJ, Class B(a)	7,622	140,734

		11,181,859

FRANCE 9.9%
Aerospace & Defense 0.1%
Safran SA(a)	15,527	291,826
Thales SA(a)	8,576	426,420

		718,246

Airlines 0.0%
Air France-KLM*(a)	12,986	236,864

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B(a)	14,070	1,107,946

Automobiles 0.1%
PSA Peugeot Citroen*(a)	14,873	455,669
Renault SA*(a)	17,127	804,630

		1,260,299

Beverages 0.2%
Pernod-Ricard SA(a)(b)	18,748	1,494,365

Building Products 0.2%
Cie de Saint-Gobain(a)	33,891	1,770,964

Chemicals 0.3%
Air Liquide SA(a)	22,705	2,587,159

Commercial Banks 1.2%
BNP Paribas(a)	76,188	6,114,249
Credit Agricole SA(a)(b)	81,673	1,714,709
Natixis*(a)	90,621	549,103
Societe Generale(a)	40,724	3,294,035

		11,672,096

Commercial Services & Supplies 0.0%
Societe BIC SA(a)	2,228	158,675

Communications Equipment 0.1%
Alcatel-Lucent*(a)(b)	225,464	1,015,557

Construction & Engineering 0.4%
Bouygues SA(a)	22,470	1,148,141
Eiffage SA(a)(b)	3,422	218,648
Vinci SA(a)	38,526	2,187,882

		3,554,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Construction Materials 0.2%
Imerys SA(a)	2,239	$128,680
Lafarge SA(a)	19,320	1,732,391

		1,861,071

Diversified Financial Services 0.0%
Eurazeo(a)	2,335	153,255

Diversified Telecommunication Services 0.5%
France Telecom SA(a)	165,789	4,421,081
Iliad SA(a)	1,588	179,374

		4,600,455

Electric Utilities 0.2%
EDF SA(a)	23,002	1,369,187

Electrical Equipment 0.4%
Alstom SA(a)	18,869	1,381,807
Legrand SA(a)(b)	7,597	211,865
Schneider Electric SA(a)	21,208	2,157,813

		3,751,485

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*(a)	13,871	325,157
Technip SA(a)	9,893	633,971

		959,128

Food & Staples Retailing 0.3%
Carrefour SA(a)	58,238	2,651,295
Casino Guichard Perrachon SA(a)	4,582	365,731

		3,017,026

Food Products 0.3%
Dannone SA(a)	50,491	3,054,204

Health Care Equipment & Supplies 0.1%
BioMerieux(a)(b)	1,087	119,806
Cie Generale d’Optique Essilor International SA(a)	19,099	1,090,595

		1,210,401

Hotels, Restaurants & Leisure 0.1%
Accor SA(a)	14,701	820,534
Sodexo(a)	9,019	541,709

		1,362,243

Information Technology Services 0.1%
Atos Origin SA*(a)	5,372	272,096
Cap Gemini SA(a)	13,204	693,942

		966,038

Insurance 0.5%
AXA SA(a)	143,119	3,884,955
CNP Assurances(a)	3,073	313,675
SCOR SE(a)	16,829	460,963

		4,659,593

Machinery 0.1%
Vallourec SA(a)	5,160	878,279

Media 0.6%
Eutelsat Communications(a)	8,642	263,438
JC Decaux SA*(a)	5,567	120,525
Lagardere SCA(a)	11,327	529,294
M6-Metropole Television(a)	5,361	141,369
PagesJaunes Groupe(a)(b)	9,921	129,080
Publicis Groupe(a)	12,140	489,355
Societe Television Francaise 1(a)(b)	11,520	203,469
Vivendi(a)	107,191	3,331,300

		5,207,830

Metals & Mining 0.0%
Eramet(a)(b)	478	166,432

Multiline Retail 0.1%
PPR(a)	7,218	928,644

Multi-Utilities 0.7%
GDF Suez(a)	109,923	4,894,057
Suez Environnement Co.(a)	25,772	590,393
Veolia Environnement(a)	36,560	1,405,854

		6,890,304

Office Electronics 0.0%
Neopost SA(a)	2,918	262,332

Oil, Gas & Consumable Fuels 1.2%
Total SA(a)	193,131	11,479,641

Personal Products 0.2%
L’Oreal SA(a)	22,145	2,205,568

Pharmaceuticals 0.8%
Ipsen SA(a)	1,988	109,121
Sanofi-Aventis SA(a)	96,299	7,101,613

		7,210,734

Professional Services 0.0%
Bureau Veritas SA(a)	3,945	223,089

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions(a)	2,584	301,403
Gecina SA(a)(b)	1,419	169,753
ICADE(a)	1,631	174,875
Klepierre(a)	9,034	359,269
Unibail-Rodamco SE(a)	7,870	1,638,957

		2,644,257

Software 0.0%
Dassault Systemes SA(a)(b)	6,351	354,856

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA(a)	5,475	542,606
Hermes International(a)(b)	5,031	744,399
LVMH Moet Hennessy Louis Vuitton SA(a)	22,468	2,266,112

		3,553,117

Transportation Infrastructure 0.0%
Aeroports de Paris(a)	2,460	221,801
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Transportation Infrastructure (continued)
Societe Des Autoroutes Paris-Rhin-Rhone(a)(b)	1,427	$108,863

		330,664

		94,876,675

GERMANY 7.3%
Air Freight & Logistics 0.2%
Deutsche Post AG(a)	81,657	1,521,274

Airlines 0.0%
Deutsche Lufthansa AG(a)	22,121	390,509

Automobiles 0.7%
Bayerische Motoren Werke AG(a)	32,010	1,540,938
Daimler AG(a)	82,645	4,146,131
Volkswagen AG(a)(b)	8,107	1,333,308

		7,020,377

Capital Markets 0.4%
Deutsche Bank AG(a)	52,794	4,032,829

Chemicals 0.7%
BASF SE(a)	83,409	4,416,085
K+S AG(a)	14,244	775,600
Linde AG(a)	14,673	1,588,992
Wacker Chemie AG(a)	1,542	239,824

		7,020,501

Commercial Banks 0.1%
Commerzbank AG*(a)(b)	68,807	870,358
Deutsche Postbank AG*(a)	8,007	282,586

		1,152,944

Construction & Engineering 0.0%
Hochtief AG(a)	3,943	299,340

Diversified Financial Services 0.2%
Deutsche Boerse AG(a)	17,919	1,461,780

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG(a)	253,857	3,464,452

Electric Utilities 0.8%
E.ON AG(a)	172,967	7,320,858

Electrical Equipment 0.0%
Solarworld AG(a)(b)	7,822	188,320

Food & Staples Retailing 0.1%
Metro AG(a)	10,842	612,275

Food Products 0.0%
Suedzucker AG(a)	5,255	106,358

Health Care Equipment & Supplies 0.0%
Fresenius SE(a)	2,343	114,980

Health Care Providers & Services 0.1%
Celesio AG(a)	7,041	194,025
Fresenius Medical Care AG & Co. KGaA(a)	18,131	901,810

		1,095,835

Hotels, Restaurants & Leisure 0.0%
TUI AG*(a)(b)	17,266	177,099

Household Products 0.0%
Henkel AG & Co. KGaA(a)	10,746	389,785

Industrial Conglomerates 0.7%
Siemens AG(a)	75,208	6,925,179

Insurance 0.9%
Allianz SE(a)	41,473	5,173,926
Hannover Rueckversicherung AG*(a)	5,891	269,980
Muenchener Rueckversicherungs AG(a)	18,447	2,940,129

		8,384,035

Internet Software & Services 0.0%
United Internet AG*(a)	10,439	157,217

Machinery 0.1%
GEA Group AG(a)	13,924	289,355
MAN SE(a)	10,287	844,956

		1,134,311

Metals & Mining 0.2%
Salzgitter AG(a)	3,744	357,564
ThyssenKrupp AG(a)	33,612	1,149,541

		1,507,105

Multi-Utilities 0.4%
RWE AG(a)	38,595	3,579,884

Personal Products 0.1%
Beiersdorf AG(a)	8,271	484,404

Pharmaceuticals 0.6%
Bayer AG(a)	69,773	4,829,523
Merck KGaA(a)	6,155	610,835

		5,440,358

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG*(a)	97,254	546,611

Software 0.4%
SAP AG(a)	78,548	3,808,820

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG(a)	18,799	993,406
Puma AG Rudolf Dassler Sport(a)	601	198,510

		1,191,916

Transportation Infrastructure 0.0%
Fraport AG(a)	3,039	161,068
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund

Common Stocks (continued)

		Market
	Shares	Value

GERMANY (continued)
Transportation Infrastructure (continued)
Hamburger Hafen und Logistik AG(a)(b)	2,035	$91,545

		252,613

		69,781,969

GREECE 0.6%
Beverages 0.0%
Coca Cola Hellenic Bottling Co. SA(a)	15,413	413,476

Capital Markets 0.0%
Marfin Investment Group SA*(a)	56,090	242,513

Commercial Banks 0.4%
Alpha Bank AE*(a)	36,556	678,123
EFG Eurobank Ergasias SA*(a)	28,831	456,341
National Bank of Greece SA*(a)	58,652	2,116,793
Piraeus Bank SA*(a)	31,038	578,562

		3,829,819

Construction Materials 0.0%
Titan Cement Co. SA(a)	4,245	147,149

Diversified Telecommunication Services 0.1%
Hellenic Telecommunications Organization SA(a)	25,292	419,407

Electric Utilities 0.0%
Public Power Corp. SA*(a)	10,126	225,915

Hotels, Restaurants & Leisure 0.1%
OPAP SA(a)	20,952	541,659

Oil, Gas & Consumable Fuels 0.0%
Hellenic Petroleum SA(a)	7,347	83,541

		5,903,479

HONG KONG 2.3%
Airlines 0.0%
Cathay Pacific Airways Ltd.*(a)	114,000	179,636

Commercial Banks 0.3%
Bank of East Asia Ltd.(a)	150,540	541,272
BOC Hong Kong Holdings Ltd.(a)	353,500	772,002
Hang Seng Bank Ltd.(a)	72,500	1,040,860
Wing Hang Bank Ltd.(a)	12,500	122,560

		2,476,694

Distributors 0.1%
Li & Fung Ltd.(a)	224,800	900,666

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.(a)(b)	98,000	1,768,066

Diversified Telecommunication Services 0.0%
PCCW Ltd.(a)	454,000	117,906

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.(a)	38,000	135,555
CLP Holdings Ltd.(a)	193,500	1,311,977
Hongkong Electric Holdings Ltd.(a)	131,500	720,540

		2,168,072

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*(a)(b)	400,565	317,399
Shangri-La Asia Ltd.(a)	108,000	203,108

		520,507

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.(a)	205,000	1,474,287
NWS Holdings Ltd.(a)	60,000	115,754

		1,590,041

Marine 0.0%
Orient Overseas International Ltd.(a)	23,000	117,008

Media 0.0%
Television Broadcasts Ltd.(a)	27,000	116,059

Multiline Retail 0.0%
Lifestyle International Holdings Ltd.(a)	31,899	48,126

Natural Gas Utility 0.1%
Hong Kong & China Gas Co. Ltd.(a)	380,180	958,163

Oil, Gas & Consumable Fuels 0.0%
Mongolia Energy Co. Ltd.*(a)	215,574	76,019

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)(a)	206,500	453,836

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.(a)	134,000	1,694,076
Chinese Estates Holdings Ltd.(a)	76,000	127,980
Hang Lung Group Ltd.(a)	72,000	358,902
Hang Lung Properties Ltd.(a)	201,000	735,901
Henderson Land Development Co. Ltd.(a)	103,000	674,602
Hopewell Holdings Ltd.(a)	62,511	195,632
Hysan Development Co. Ltd.(a)	48,000	119,756
Kerry Properties Ltd.(a)	71,000	377,947
New World Development Ltd.(a)	236,130	505,807
Sino Land Co. Ltd.(a)	160,000	285,051
Sun Hung Kai Properties Ltd.(a)	136,000	1,997,627
Swire Pacific Ltd., Class A(a)	77,500	909,382
Wharf Holdings Ltd.(a)	132,000	697,933
Wheelock & Co. Ltd.(a)	76,000	248,347

		8,928,943

Road & Rail 0.0%
MTR Corp.(a)	124,000	429,706

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.(a)	13,500	95,408

Specialty Retail 0.1%
Esprit Holdings Ltd.(a)	100,500	673,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

HONG KONG (continued)
Textiles, Apparel & Luxury Goods 0.0%
Yue Yuen Industrial Holdings Ltd.(a)	66,000	$182,476

Trading Companies & Distributors 0.0%
Noble Group Ltd.(a)	155,200	267,687

Transportation Infrastructure 0.0%
Hong Kong Aircraft Engineering Co. Ltd.(a)	3,600	42,894

		22,111,321

IRELAND 0.4%
Airlines 0.0%
Ryanair Holdings PLC*(a)	5,422	26,945

Banks 0.0%
Anglo Irish Bank Corp., LTD.*(a)	62,537	0

Construction Materials 0.2%
CRH PLC(a)	65,009	1,800,048

Food Products 0.0%
Kerry Group PLC, Class A(a)	13,146	376,411

Pharmaceuticals 0.1%
Elan Corp. PLC*(a)	40,888	292,974
Shire PLC(a)	52,144	905,210

		1,198,184

Professional Services 0.1%
Experian PLC(a)	95,405	805,627

		4,207,215

ITALY 3.5%
Aerospace & Defense 0.1%
Finmeccanica SpA(a)	38,598	683,708

Auto Components 0.0%
Pirelli & C SpA*(a)(b)	268,426	144,123

Automobiles 0.1%
Fiat SpA*(a)	69,848	901,114

Capital Markets 0.1%
Mediobanca SpA(a)	47,727	653,574

Commercial Banks 1.1%
Banca Carige SpA(a)	58,035	173,558
Banca Monte dei Paschi di Siena SpA(a)(b)	236,860	508,142
Banca Popolare di Milano Scarl(a)	38,536	294,096
Banco Popolare SC*(a)	61,135	588,910
Intesa Sanpaolo SpA*(a)	775,411	3,376,356
UniCredit SpA*(a)	1,264,221	4,961,901
Unione di Banche Italiane SCPA(a)(b)	57,582	885,786

		10,788,749

Construction Materials 0.0%
Italcementi SpA(a)	7,127	110,101

Diversified Financial Services 0.0%
Exor SpA(a)	6,883	127,754

Diversified Telecommunication Services 0.2%
Telecom Italia SpA(a)	881,331	1,549,679
Telecom Italia SpA RSP(a)	572,017	704,572

		2,254,251

Electric Utilities 0.5%
Enel SpA(a)	598,381	3,806,062
Terna Rete Elettrica Nazionale SpA(a)	115,318	450,130

		4,256,192

Electrical Equipment 0.0%
Prysmian SpA(a)	10,330	194,304

Energy Equipment & Services 0.1%
Saipem SpA(a)	25,177	760,412

Food Products 0.0%
Parmalat SpA(a)	150,409	416,596

Gas Utilities 0.1%
Snam Rete Gas SpA(a)	143,865	700,557

Hotels, Restaurants & Leisure 0.0%
Autogrill SpA*(a)	10,493	127,128
Lottomatica SpA(a)(b)	5,950	133,453

		260,581

Insurance 0.4%
Alleanza Assicurazioni SpA(a)	40,981	370,458
Assicurazioni Generali SpA(a)	97,271	2,670,588
Fondiaria-Sai SpA(a)	6,993	147,357
Mediolanum SpA(a)	16,952	118,219
Unipol Gruppo Finanziario SpA*(a)	55,481	84,406

		3,391,028

Media 0.1%
Mediaset SpA(a)	73,571	515,685

Multi-Utilities 0.0%
A2A SpA(a)	118,300	232,948
ACEA SpA(a)(b)	7,613	99,890

		332,838

Oil, Gas & Consumable Fuels 0.6%
ENI SpA(a)(b)	236,529	5,910,580
Saras SpA(a)(b)	27,691	107,041

		6,017,621

Textiles, Apparel & Luxury Goods 0.0%
Luxottica Group SpA*(a)	13,034	337,103

Transportation Infrastructure 0.1%
Atlantia SpA(a)	24,631	597,590

		33,443,881

JAPAN 20.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.(a)	37,000	607,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Airlines 0.0%
All Nippon Airways Co. Ltd.(a)	77,000	$220,998
Japan Airlines Corp.*(a)	78,000	114,369

		335,367

Auto Components 0.5%
Aisin Seiki Co. Ltd.(a)	18,000	437,187
Bridgestone Corp.(a)	56,700	1,014,055
Denso Corp.(a)	45,300	1,328,519
NGK Spark Plug Co. Ltd.(a)	16,000	203,817
NHK Spring Co. Ltd.(a)	16,000	131,730
NOK Corp.(a)	9,100	135,113
Stanley Electric Co. Ltd.(a)	13,800	279,364
Sumitomo Rubber Industries, Ltd.(a)	15,900	149,751
Toyoda Gosei Co. Ltd.(a)	6,300	183,721
Toyota Boshoku Corp.(a)(b)	5,000	98,356
Toyota Industries Corp.(a)	15,100	413,360

		4,374,973

Automobiles 2.0%
Daihatsu Motor Co. Ltd.(a)	19,000	193,568
Fuji Heavy Industries Ltd.*(a)	56,000	216,965
Honda Motor Co. Ltd.(a)	152,700	4,637,462
Isuzu Motors Ltd.*(a)	121,000	255,246
Mazda Motor Corp.*(a)	73,000	163,015
Mitsubishi Motors Corp.*(a)(b)	334,000	549,389
Nissan Motor Co. Ltd.*(a)	224,200	1,510,850
Suzuki Motor Corp.(a)	32,800	762,862
Toyota Motor Corp.	255,400	10,157,389
Yamaha Motor Co. Ltd.(a)	19,100	234,930

		18,681,676

Beverages 0.2%
Asahi Breweries Ltd.(a)	36,200	661,114
Coca-Cola West Co. Ltd.(a)	4,500	87,858
Ito En Ltd.(a)	4,900	90,844
Kirin Holdings Co. Ltd.(a)	74,000	1,133,376
Sapporo Holdings Ltd.(a)	19,000	96,676

		2,069,868

Building Products 0.2%
Asahi Glass Co. Ltd.(a)	94,000	757,624
Daikin Industries Ltd.(a)	23,100	827,552
JS Group Corp.(a)	21,700	379,445
Nippon Sheet Glass Co. Ltd.(a)	58,000	192,960
TOTO Ltd.(a)	24,000	149,748

		2,307,329

Capital Markets 0.3%
Daiwa Securities Group, Inc.(a)	159,400	818,883
JAFCO Co. Ltd.(a)	2,500	76,055
Matsui Securities Co. Ltd.(a)(b)	11,500	93,440
Mizuho Securities Co. Ltd.(a)	40,000	145,006
Nomura Holdings, Inc.(a)(b)	228,100	1,398,223
SBI Holdings, Inc.(a)(b)	1,595	314,195

		2,845,802

Chemicals 0.9%
Asahi Kasei Corp.(a)	112,000	568,870
Daicel Chemical Industries Ltd.(a)	27,000	162,614
Denki Kagaku Kogyo K K(a)	39,000	160,121
DIC Corp.(a)	43,000	61,200
Hitachi Chemical Co. Ltd.(a)	8,400	171,213
JSR Corp.(a)	17,000	347,290
Kaneka Corp.(a)(b)	29,000	207,822
Kansai Paint Co. Ltd.(a)	13,000	101,143
Kuraray Co. Ltd.(a)	33,000	359,370
Mitsubishi Chemical Holdings Corp.(a)	108,000	447,472
Mitsubishi Gas Chemical Co., Inc.(a)	32,000	173,396
Mitsubishi Rayon Co. Ltd.(a)	53,000	181,323
Mitsui Chemicals, Inc.(a)	60,000	212,971
Nissan Chemical Industries Ltd.(a)	14,000	201,155
Nitto Denko Corp.(a)	15,500	473,617
Shin-Etsu Chemical Co. Ltd.(a)	37,600	2,306,694
Showa Denko KK(a)(b)	114,000	231,352
Sumitomo Chemical Co. Ltd.(a)	147,000	610,360
Taiyo Nippon Sanso Corp.(a)	25,000	296,663
Teijin Ltd.(a)	85,000	264,129
Tokuyama Corp.(a)	21,000	153,524
Toray Industries, Inc.(a)	125,000	755,684
Tosoh Corp.(a)	48,000	121,005
Ube Industries Ltd.(a)	97,000	254,068

		8,823,056

Commercial Banks 1.7%
77 Bank Ltd. (The)(a)	33,000	187,732
Aozora Bank Ltd.*(a)	53,000	76,634
Bank of Kyoto Ltd. (The)(a)(b)	25,000	229,154
Bank of Yokohama Ltd. (The)(a)	116,000	566,570
Chiba Bank Ltd. (The)(a)	72,000	444,400
Chugoku Bank Ltd. (The)(a)	13,000	164,411
Chuo Mitsui Trust Holdings, Inc.(a)	93,000	343,110
Fukuoka Financial Group, Inc.(a)	63,000	260,760
Gunma Bank Ltd. (The)(a)	38,000	208,489
Hachijuni Bank Ltd. (The)(a)	41,000	227,646
Hiroshima Bank Ltd. (The)(a)	41,000	169,087
Hokuhoku Financial Group, Inc.(a)	96,000	223,828
Iyo Bank Ltd. (The)(a)	20,000	180,073
Joyo Bank Ltd. (The)(a)	66,000	323,564
Mitsubishi UFJ Financial Group, Inc.(a)	863,667	4,615,562
Mizuho Financial Group, Inc.(a)	1,138,144	2,241,596
Mizuho Trust & Banking Co. Ltd.*(a)	123,000	129,678
Nishi-Nippon City Bank Ltd. (The)(a)	52,000	130,950
Resona Holdings, Inc.(a)	47,600	610,053
Sapporo Hokuyo Holdings, Inc.(a)	17,000	60,180
Seven Bank Ltd.(a)	42	103,831
Shinsei Bank Ltd.*(a)	109,000	166,417
Shizuoka Bank Ltd. (The)(a)	57,000	599,833
Sumitomo Mitsui Financial Group, Inc.(a)	84,153	2,916,937
Sumitomo Trust & Banking Co. Ltd. (The)(a)	132,000	697,462
Suruga Bank Ltd.(a)	21,000	198,175
Yamaguchi Financial Group, Inc.(a)	17,000	175,917

		16,252,049

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.(a)	56,000	767,841
Secom Co. Ltd.(a)	19,600	984,592
Toppan Printing Co. Ltd.(a)	47,000	443,662

		2,196,095

Computers & Peripherals 0.4%
Fujitsu Ltd.(a)(b)	174,000	1,134,911
NEC Corp.*(a)(b)	180,000	563,253
Seiko Epson Corp.(a)	10,400	155,390
Toshiba Corp.*(a)	353,000	1,847,689

		3,701,243

Construction & Engineering 0.1%
JGC Corp.(a)	21,000	427,257
Kajima Corp.(a)(b)	69,000	176,927
Kinden Corp.(a)	7,000	58,363
Obayashi Corp.(a)	58,000	254,406
Shimizu Corp.(a)	56,000	220,330
Taisei Corp.(a)	92,000	182,148

		1,319,431

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Construction Materials 0.0%
Taiheiyo Cement Corp.*(a)(b)	86,000	$114,450

Consumer Finance 0.1%
Acom Co. Ltd.(a)(b)	4,590	70,448
Aeon Credit Service Co., Ltd.(a)	6,300	63,223
Credit Saison Co., Ltd.(a)	15,000	175,357
ORIX Corp.(a)(b)	9,660	586,723
Promise Co. Ltd.*(a)(b)	5,600	30,436

		926,187

Containers & Packaging 0.0%
Toyo Seikan Kaisha Ltd.(a)	15,400	294,851

Distributors 0.0%
Canon Marketing Japan, Inc.(a)	3,100	54,695

Diversified Consumer Services 0.0%
Benesse Corp.(a)	7,100	347,520

Diversified Financial Services 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)(b)	4,750	142,421

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.(a)	46,300	2,136,830

Electric Utilities 1.0%
Chubu Electric Power Co., Inc.(a)	61,500	1,491,462
Chugoku Electric Power Co., Inc. (The)(a)(b)	23,600	518,581
Hokkaido Electric Power Co., Inc.(a)	18,200	378,171
Hokuriku Electric Power Co.(a)	15,300	389,103
Kansai Electric Power Co., Inc. (The)(a)	70,700	1,706,508
Kyushu Electric Power Co., Inc.(a)(b)	35,300	799,687
Shikoku Electric Power Co., Inc.(a)(b)	17,100	521,466
Tohoku Electric Power Co., Inc.(a)	39,700	883,645
Tokyo Electric Power Co., Inc. (The)(a)	112,700	2,952,825

		9,641,448

Electrical Equipment 0.4%
Fuji Electric Holdings Co., Ltd.*(a)	46,000	84,743
Furukawa Electric Co. Ltd.(a)	60,000	242,768
GS Yuasa Corp.(a)(b)	30,000	273,383
Mitsubishi Electric Corp.*(a)	180,000	1,360,103
Panasonic Electric Works Co., Ltd.(a)	31,000	369,731
Sumitomo Electric Industries Ltd.(a)	70,500	920,568
Ushio, Inc.(a)	9,700	168,889

		3,420,185

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.(a)	31,500	176,811
FUJIFILM Holdings Corp.(a)	45,400	1,355,710
Hirose Electric Co., Ltd.(a)	3,000	337,466
Hitachi High-Technologies Corp.(a)	5,600	116,807
Hitachi Ltd.*(a)	314,000	964,132
HOYA Corp.(a)	38,400	904,710
Ibiden Co., Ltd.(a)	12,700	470,519
Keyence Corp.(a)	3,910	833,035
Kyocera Corp.(a)	15,100	1,394,870
Mabuchi Motor Co., Ltd.(a)(b)	2,900	147,359
Mitsumi Electric Co., Ltd.(a)	7,700	165,442
Murata Manufacturing Co., Ltd.(a)	20,000	944,309
Nidec Corp.(a)	10,200	825,750
Nippon Electric Glass Co., Ltd.(a)	32,500	295,760
Omron Corp.(a)	19,200	360,748
Shimadzu Corp.(a)	21,000	151,668
TDK Corp.(a)	10,800	622,240
Yaskawa Electric Corp.(a)(b)	24,000	172,598
Yokogawa Electric Corp.(a)	18,600	164,369

		10,404,303

Food & Staples Retailing 0.3%
AEON Co., Ltd.(a)	59,800	570,341
FamilyMart Co., Ltd.(a)	5,700	183,278
Lawson, Inc.(a)	6,700	311,029
Seven & I Holdings Co., Ltd.(a)	73,400	1,751,851
UNY Co. Ltd.(a)	17,000	126,806

		2,943,305

Food Products 0.3%
Ajinomoto Co., Inc.(a)	63,000	630,971
Kikkoman Corp.(a)(b)	15,000	186,474
MEIJI Holdings Co., Ltd.*(a)(b)	5,340	226,587
Nippon Meat Packers, Inc.(a)	17,000	217,686
Nisshin Seifun Group, Inc.(a)	17,000	237,153
Nissin Food Holdings Co., Ltd.(a)	6,800	260,743
Toyo Suisan Kaisha Ltd.(a)	9,000	243,517
Yakult Honsha Co., Ltd.(a)	7,800	208,111
Yamazaki Baking Co., Ltd.(a)	12,000	162,454

		2,373,696

Gas Utilities 0.2%
Osaka Gas Co., Ltd.(a)	182,000	637,313
Toho Gas Co., Ltd.(a)	39,000	177,837
Tokyo Gas Co., Ltd.(a)	215,000	891,913

		1,707,063

Health Care Equipment & Supplies 0.2%
Olympus Corp.(a)	22,000	580,676
Terumo Corp.(a)	15,800	866,544

		1,447,220

Health Care Providers & Services 0.0%
Alfresa Holdings Corp.(a)	2,300	93,728
Mediceo Paltac Holdings Co., Ltd.(a)	11,700	164,367
Suzuken Co., Ltd.(a)	5,700	196,562

		454,657

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. (Japan) Ltd.(a)	7,626	152,636
Oriental Land Co., Ltd.(a)(b)	4,900	344,753

		497,389

Household Durables 0.8%
Casio Computer Co., Ltd.(a)	22,600	184,438
Makita Corp.(a)	11,600	366,601
Panasonic Corp.(a)	178,000	2,604,863
Rinnai Corp.(a)	4,100	193,160
Sanyo Electric Co., Ltd.*(a)(b)	152,000	359,483
Sekisui Chemical Co., Ltd.(a)	41,000	237,719
Sekisui House Ltd.(a)	42,000	378,115
Sharp Corp.(a)(b)	93,000	1,031,848
Sony Corp.(a)	90,800	2,660,716

		8,016,943

Household Products 0.2%
Kao Corp.(a)	48,000	1,185,229
Unicharm Corp.(a)	3,900	369,782

		1,555,011

Independent Power Producers & Energy Traders 0.0%
Electric Power Development Co., Ltd.(a)	12,600	398,906

Industrial Conglomerates 0.1%
Hankyu Hanshin Holdings, Inc.(a)	103,000	493,519

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Information Technology Services 0.1%
Itochu Techno-Solutions Corp.(a)(b)	1,300	$39,946
Nomura Research Institute Ltd.(a)(b)	9,200	218,534
NTT Data Corp.(a)	119	379,989
Obic Co. Ltd.(a)	330	55,691
Otsuka Corp.(a)(b)	1,300	77,625

		771,785

Insurance 0.5%
Aioi Insurance Co., Ltd.(a)	40,000	203,194
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	37,404	1,024,640
Nipponkoa Insurance Co., Ltd.(a)	62,000	386,784
Nissay Dowa General Insurance Co., Ltd.(a)	7,000	35,693
Sompo Japan Insurance, Inc.(a)	79,000	528,634
Sony Financial Holdings, Inc.(a)	80	228,899
T&D Holdings, Inc.(a)	21,350	575,365
Tokio Marine Holdings, Inc.(a)	65,300	1,881,481

		4,864,690

Internet & Catalog Retail 0.1%
Dena Co., Ltd.(a)(b)	24	66,184
Rakuten, Inc.(a)	624	415,378

		481,562

Internet Software & Services 0.0%
Yahoo! Japan Corp.(a)	1,261	427,254

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.(a)(b)	19,000	194,102
Nikon Corp.(a)	32,000	582,833
Sankyo Co., Ltd.(a)	5,100	318,342
Sega Sammy Holdings, Inc.(a)	15,700	203,539
Shimano, Inc.(a)	5,500	236,551
Yamaha Corp.(a)	15,400	181,651

		1,717,018

Machinery 1.0%
Amada Co., Ltd.(a)	35,000	234,999
Fanuc Ltd.(a)	17,800	1,589,735
Hino Motors Ltd.*(a)	20,000	75,746
Hitachi Construction Machinery Co., Ltd.(a)	8,000	171,074
IHI Corp.*(a)	108,000	218,450
Japan Steel Works Ltd. (The)(a)(b)	29,000	332,250
JTEKT Corp.(a)	18,100	210,074
Kawasaki Heavy Industries Ltd.(a)(b)	142,000	359,750
Komatsu Ltd.(a)	85,000	1,586,217
Kubota Corp.(a)	98,000	811,906
Kurita Water Industries Ltd.(a)	10,700	383,043
Minebea Co., Ltd.(a)	35,000	160,211
Mitsubishi Heavy Industries Ltd.(a)	292,000	1,102,098
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	68,000	175,891
NGK Insulators Ltd.(a)	24,000	553,735
NSK Ltd.(a)	43,000	265,736
NTN Corp.(a)	35,000	144,806
SMC Corp.(a)	5,400	661,524
Sumitomo Heavy Industries Ltd.*(a)	45,000	218,261
THK Co., Ltd.(a)	11,500	224,724

		9,480,230

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	58,000	214,178
Mitsui OSK Lines Ltd.(a)	104,000	613,293
Nippon Yusen KK(a)	104,000	400,515

		1,227,986

Media 0.1%
Dentsu, Inc.(a)(b)	17,801	413,828
Fuji Media Holdings, Inc.(a)	37	60,463
Hakuhodo DY Holdings, Inc.(a)	1,250	67,961
Jupiter Telecommunications Co., Ltd.(a)	200	193,400
Toho Co., Ltd.(a)	9,200	155,264
Tokyo Broadcasting System Holdings, Inc.(a)	1,000	17,017

		907,933

Metals & Mining 0.7%
Daido Steel Co., Ltd.(a)	25,000	90,465
Dowa Holdings Co., Ltd.(a)	20,000	120,490
Hitachi Metals Ltd.(a)(b)	16,000	163,461
JFE Holdings, Inc.(a)	43,900	1,501,176
Kobe Steel Ltd.*(a)	248,000	431,372
Maruichi Steel Tube Ltd.(a)(b)	1,600	31,890
Mitsubishi Materials Corp.*(a)	109,000	299,712
Mitsui Mining & Smelting Co., Ltd.*(a)	57,000	145,520
Nippon Steel Corp.(a)	473,000	1,721,873
Nisshin Steel Co., Ltd.(a)(b)	61,000	108,168
OSAKA Titanium Technologies Co.(a)(b)	1,400	39,961
Sumitomo Metal Industries Ltd.(a)	326,000	798,786
Sumitomo Metal Mining Co., Ltd.(a)	46,000	751,367
Tokyo Steel Manufacturing Co. Ltd.(a)(b)	10,100	123,547
Yamato Kogyo Co., Ltd.(a)	3,900	109,252

		6,437,040

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.(a)(b)	31,060	355,823
J. Front Retailing Co., Ltd.(a)(b)	48,400	290,556
Marui Group Co., Ltd.(a)	24,700	176,042
Takashimaya Co., Ltd.(a)	29,000	231,085

		1,053,506

Office Electronics 0.6%
Brother Industries Ltd.(a)	19,200	229,699
Canon, Inc.(a)	97,000	3,886,444
Konica Minolta Holdings, Inc.(a)	45,000	424,688
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Office Electronics (continued)
Ricoh Co., Ltd.(a)	63,000	$915,040

		5,455,871

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.(a)	45,000	124,953
Idemitsu Kosan Co. Ltd.(a)	2,000	164,707
INPEX Corp.(a)	73	619,314
Japan Petroleum Exploration Co.(a)	2,300	116,987
Nippon Mining Holdings, Inc.(a)	83,000	406,736
Nippon Oil Corp.(a)	123,000	688,258
Showa Shell Sekiyu KK(a)	18,200	198,466
TonenGeneral Sekiyu KK(a)	23,000	224,421

		2,543,842

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.(a)	8,500	244,600
OJI Paper Co. Ltd.(a)(b)	80,000	360,124

		604,724

Personal Products 0.1%
Shiseido Co. Ltd.(a)	31,000	539,800

Pharmaceuticals 1.0%
Astellas Pharma, Inc.(a)	40,600	1,664,754
Chugai Pharmaceutical Co. Ltd.(a)	20,900	431,524
Daiichi Sankyo Co. Ltd.(a)	62,600	1,290,668
Dainippon Sumitomo Pharma Co. Ltd.(a)	13,000	141,487
Eisai Co. Ltd.(a)	23,600	886,186
Hisamitsu Pharmaceutical Co., Inc.(a)(b)	6,400	259,414
Kyowa Hakko Kirin Co. Ltd.(a)	21,000	265,337
Mitsubishi Tanabe Pharma Corp.(a)	22,000	292,679
Ono Pharmaceutical Co. Ltd.(a)	7,900	410,334
Santen Pharmaceutical Co. Ltd.(a)	7,100	260,694
Shionogi & Co. Ltd.(a)	28,000	662,351
Taisho Pharmaceutical Co. Ltd.(a)	10,000	201,978
Takeda Pharmaceutical Co., Ltd.(a)	70,300	2,924,215
Tsumura & Co.(a)	5,800	209,150

		9,900,771

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.(a)	42	101,730
Japan Real Estate Investment Corp.(a)	41	334,693
Japan Retail Fund Investment Corp.(a)	29	156,760
Nippon Building Fund, Inc.(a)	49	436,209
Nomura Real Estate Office Fund, Inc.(a)	23	152,480

		1,181,872

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd.(a)	5,800	120,198
Daito Trust Construction Co. Ltd.(a)	7,600	331,329
Daiwa House Industry Co. Ltd.(a)	48,000	501,885
Leopalace21 Corp.(a)	12,500	100,064
Mitsubishi Estate Co. Ltd.(a)	109,000	1,705,176
Mitsui Fudosan Co. Ltd.(a)	78,000	1,313,398
Nomura Real Estate Holdings, Inc.(a)	8,400	135,876
NTT Urban Development Corp.(a)	93	85,190
Sumitomo Realty & Development Co. Ltd.(a)	35,000	637,562
Tokyo Tatemono Co. Ltd.(a)	26,000	126,660
Tokyu Land Corp.(a)(b)	42,000	167,066

		5,224,404

Road & Rail 0.7%
Central Japan Railway Co.(a)	146	1,050,206
East Japan Railway Co.(a)	31,421	2,265,424
Keihin Electric Express Railway Co. Ltd.(a)	35,000	296,559
Keio Corp.(a)	55,000	375,364
Keisei Electric Railway Co. Ltd.(a)	20,000	132,718
Kintetsu Corp.(a)(b)	152,000	588,192
Nippon Express Co. Ltd.(a)	76,000	308,483
Odakyu Electric Railway Co. Ltd.(a)(b)	59,000	532,633
Tobu Railway Co. Ltd.(a)(b)	73,000	445,535
Tokyu Corp.(a)	102,000	489,006
West Japan Railway Co.(a)	159	601,747

		7,085,867

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.(a)	14,100	389,222
Elpida Memory, Inc.*(a)	10,600	138,230
Rohm Co. Ltd.(a)	9,500	661,874
Shinko Electric Industries Co., Ltd.(a)(b)	6,600	117,036
Sumco Corp.(a)	12,200	276,225
Tokyo Electron Ltd.(a)	16,000	1,017,426

		2,600,013

Software 0.3%
Konami Corp.(a)(b)	9,600	195,125
Nintendo Co. Ltd.(a)	9,000	2,295,094
Oracle Corp. Japan(a)(b)	3,100	137,951
Square Enix Holdings Co., Ltd.(a)	6,000	161,876
Trend Micro, Inc.(a)	10,000	371,035

		3,161,081

Specialty Retail 0.2%
ABC-Mart, Inc.(a)(b)	2,600	80,854
Fast Retailing Co. Ltd.(a)(b)	4,500	568,385
Hikari Tsushin, Inc.(a)	1,000	21,799
Nitori Co. Ltd.(a)	3,850	327,574
Shimamura Co. Ltd.(a)	2,100	205,862
USS Co. Ltd.(a)	2,320	137,993
Yamada Denki Co. Ltd.(a)	8,120	547,833

		1,890,300

Textiles, Apparel & Luxury Goods 0.0%
Asics Corp.(a)	13,000	120,665
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Textiles, Apparel & Luxury Goods (continued)
Nisshinbo Holdings, Inc.(a)	12,000	$127,276
Onward Holdings Co. Ltd.(a)(b)	8,000	59,357

		307,298

Tobacco 0.1%
Japan Tobacco, Inc.(a)	400	1,367,570

Trading Companies & Distributors 0.8%
ITOCHU Corp.(a)	141,000	929,718
Marubeni Corp.(a)	154,000	773,467
Mitsubishi Corp.(a)	122,600	2,465,771
Mitsui & Co. Ltd.(a)	161,000	2,094,561
Sojitz Corp.(a)	117,900	223,527
Sumitomo Corp.(a)	104,700	1,074,192
Toyota Tsusho Corp.(a)	17,900	269,049

		7,830,285

Transportation Infrastructure 0.0%
Kamigumi Co. Ltd.(a)	25,000	203,860
Mitsubishi Logistics Corp.(a)	11,000	132,697

		336,557

Wireless Telecommunication Services 0.6%
KDDI Corp.(a)	271	1,524,655
NTT DoCoMo, Inc.(a)	1,428	2,274,486
Softbank Corp.(a)	68,300	1,497,043

		5,296,184

		193,580,066

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.(a)	7,381	515,522

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA(a)	44,759	800,464

Media 0.1%
SES SAFDR(a)	27,012	613,342

Metals & Mining 0.3%
ArcelorMittal(a)	78,501	2,927,080

Wireless Telecommunication Services 0.0%
Millicom International Cellular SASDR*(a)	6,682	488,998

		4,829,884

MEXICO 0.0%
Metals & Mining 0.0%
Fresnillo PLC(a)	18,066	223,594

NETHERLANDS 4.3%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV(a)	37,052	835,195

Air Freight & Logistics 0.1%
TNT NV(a)	35,069	942,326

Beverages 0.2%
Heineken Holding NV(a)	9,125	374,823
Heineken NV(a)	23,842	1,105,426

		1,480,249

Chemicals 0.2%
Akzo Nobel NV(a)(b)	22,426	1,393,818
Koninklijke DSM NV(a)	13,466	563,861

		1,957,679

Construction & Engineering 0.0%
Koninklijke Boskalis Westminster NV(a)	5,547	190,157

Construction Materials 0.0%
James Hardie Industries NVCDI*(a)	35,830	248,051

Diversified Financial Services 0.3%
ING Groep NVCVA*(a)	179,590	3,225,054

Diversified Telecommunication Services 0.3%
Koninklijke (Royal) KPN NV(a)	165,122	2,742,990

Energy Equipment & Services 0.1%
Fugro NV CVA(a)	5,638	326,570
SBM Offshore NV(a)	14,457	308,284

		634,854

Food & Staples Retailing 0.2%
Koninklijke Ahold NV(a)	114,375	1,380,519

Food Products 0.5%
Unilever NVCVA(a)	149,556	4,327,480

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV(a)	89,392	2,180,619

Insurance 0.1%
Aegon NV*(a)	145,261	1,242,150

Life Sciences Tools & Services 0.1%
QIAGEN NV*(a)(b)	21,857	463,123

Media 0.1%
Reed Elsevier NV(a)	65,574	744,677
Wolters Kluwer NV(a)	26,072	558,549

		1,303,226

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B(a)	248,386	6,899,903
Royal Dutch Shell PLC, Class A	325,031	9,218,516

		16,118,419

Professional Services 0.0%
Randstad Holding NV*(a)	9,567	414,445

Real Estate Investment Trusts (REITs) 0.0%
Corio NV(a)	4,133	285,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV(a)	41,843	$1,234,845

		41,207,047

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.(a)	59,852	359,616

Diversified Telecommunication Services 0.0%
Telecom Corp of New Zealand Ltd.(a)	160,647	308,242

Electric Utilities 0.0%
Contact Energy Ltd.*(a)	23,957	99,449

Hotels, Restaurants & Leisure 0.0%
Sky City Entertainment Group Ltd.(a)	37,044	86,719

Transportation Infrastructure 0.0%
Auckland International Airport Ltd.(a)	76,960	103,175

		957,201

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA(a)	18,050	570,620

Commercial Banks 0.1%
DnB NOR ASA*(a)	70,100	816,206

Diversified Telecommunication Services 0.1%
Telenor ASA*(a)	80,200	930,593

Electrical Equipment 0.0%
Renewable Energy Corp. AS*(a)(b)	32,045	282,453

Industrial Conglomerates 0.1%
Orkla ASA(a)	78,442	740,126

Metals & Mining 0.0%
Norsk Hydro ASA*(a)	66,343	443,485

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA(a)	110,052	2,484,640

		6,268,123

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA, Class R(a)	221,733	328,465
Banco Espirito Santo SA(a)	51,366	364,777

		693,242

Construction Materials 0.0%
Cimpor Cimentos de Portugal SGPS SA(a)	22,687	187,756

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA(a)	58,754	624,244

Electric Utilities 0.1%
EDP — Energias de Portugal SA(a)	164,231	752,837

Food & Staples Retailing 0.0%
Jeronimo Martins SGPS SA(a)	21,486	188,161

Oil, Gas & Consumable Fuels 0.0%
Galp Energia SGPS SA, Class B(a)	16,889	292,424

Transportation Infrastructure 0.0%
Brisa Auto-Estradas de Portugal SA(a)	23,541	231,480

		2,970,144

SINGAPORE 1.3%
Aerospace & Defense 0.0%
Singapore Technologies Engineering Ltd.(a)	113,000	219,907

Airlines 0.1%
Singapore Airlines Ltd.(a)	45,866	447,360

Commercial Banks 0.5%
DBS Group Holdings Ltd.(a)	165,500	1,553,436
Oversea-Chinese Banking Corp. Ltd.(a)	238,000	1,320,044
United Overseas Bank Ltd.(a)	118,000	1,399,441

		4,272,921

Distributors 0.0%
Jardine Cycle & Carriage Ltd.(a)	12,000	205,877

Diversified Financial Services 0.1%
Singapore Exchange Ltd.(a)	82,000	487,481

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.(a)	768,850	1,766,759

Food & Staples Retailing 0.0%
Olam International Ltd.(a)(b)	114,600	201,882

Food Products 0.1%
Golden Agri-Resources Ltd.*(a)	526,603	159,465
Wilmar International Ltd.(a)(b)	121,294	540,314

		699,779

Industrial Conglomerates 0.1%
Fraser and Neave Ltd.(a)	81,745	229,094
Keppel Corp. Ltd.(a)	124,000	708,514
SembCorp Industries Ltd.(a)	99,000	236,604

		1,174,212

Machinery 0.0%
Cosco Corp. Singapore Ltd.(a)	104,000	87,994
SembCorp Marine Ltd.(a)	80,800	180,891

		268,885

Marine 0.0%
Neptune Orient Lines Ltd.(a)(b)	92,749	116,636

Media 0.0%
Singapore Press Holdings Ltd.(a)	147,000	401,616

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust(a)	129,466	176,694
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SINGAPORE (continued)
Real Estate Investment Trusts (REITs) (continued)
CapitaMall Trust(a)	220,200	$287,791

		464,485

Real Estate Management & Development 0.1%
CapitaLand Ltd.(a)	246,097	645,287
City Developments Ltd.(a)	50,000	363,490
UOL Group Ltd.(a)	50,000	121,448

		1,130,225

Road & Rail 0.0%
ComfortDelgro Corp. Ltd.(a)	156,000	177,745

Wireless Telecommunication Services 0.0%
StarHub Ltd.(a)	75,475	116,030

		12,151,800

SPAIN 4.6%
Airlines 0.0%
Iberia Lineas Aereas de Espana*(a)	45,750	142,804

Biotechnology 0.0%
Grifols SA(a)	11,987	228,863

Commercial Banks 2.1%
Banco Bilbao Vizcaya Argentaria SA(a)	318,459	5,673,171
Banco de Sabadell SA(a)	87,580	648,536
Banco de Valencia SA(a)	17,605	165,425
Banco Popular Espanol SA(a)(b)	89,010	895,388
Banco Santander SA(a)	741,068	11,971,510
Bankinter SA(a)(b)	25,466	322,043

		19,676,073

Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA(a)	14,736	770,129
Fomento de Construcciones y Contratas SA(a)	4,249	199,359
Grupo Ferrovial SA(a)	6,011	288,378
Sacyr Vallehermoso SA(a)	6,352	120,526

		1,378,392

Diversified Financial Services 0.0%
Criteria Caixacorp SA(a)	69,528	358,053

Diversified Telecommunication Services 1.1%
Telefonica SA(a)	384,327	10,633,174

Electric Utilities 0.5%
Acciona SA(a)	2,763	377,378
Iberdrola SA(a)	337,996	3,325,143
Red Electrica Corp. SA(a)	10,360	531,217

		4,233,738

Electrical Equipment 0.1%
Gamesa Corp. Tecnologica SA(a)	17,508	393,938

Gas Utilities 0.0%
Enagas(a)	17,309	362,592

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*(a)	18,291	201,456
Iberdrola Renovables SA(a)	81,408	401,605

		603,061

Information Technology Services 0.0%
Indra Sistemas SA(a)	9,312	232,590

Insurance 0.0%
Mapfre SA(a)	68,428	306,918

Machinery 0.0%
Zardoya Otis SA(a)	11,019	239,484

Media 0.0%
Gestevision Telecinco SA(a)	11,192	141,588

Metals & Mining 0.0%
Acerinox SA(a)(b)	13,303	286,446

Natural Gas Utility 0.1%
Gas Natural SDG SA(a)	21,520	477,265

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA(a)	66,039	1,797,687

Specialty Retail 0.1%
Inditex SA(a)	20,659	1,187,967

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA(a)	26,934	612,802
Cintra Concesiones de Infraestructuras de Transporte SA(a)	22,043	257,363

		870,165

		43,550,798

SWEDEN 2.3%
Building Products 0.0%
Assa Abloy AB, Class B(a)	29,400	477,974

Commercial Banks 0.6%
Nordea Bank AB(a)	297,865	3,011,060
Skandinaviska Enskilda Banken AB, Class A*(a)	140,480	951,551
Svenska Handelsbanken AB, Class A(a)	42,400	1,085,414
Swedbank AB*(a)(b)	46,610	447,070

		5,495,095

Commercial Services & Supplies 0.0%
Securitas AB, Class B(a)	29,800	287,614

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B(a)	276,600	2,784,224

Construction & Engineering 0.1%
Skanska AB, Class B(a)(b)	35,400	520,015

Diversified Financial Services 0.1%
Investor AB, Class B(a)	42,400	776,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SWEDEN (continued)
Diversified Telecommunication Services 0.2%
Tele2 AB, Class B(a)	28,800	$383,196
TeliaSonera AB(a)	204,500	1,345,457

		1,728,653

Health Care Equipment & Supplies 0.0%
Getinge AB, Class B(a)	19,477	327,353

Household Durables 0.1%
Electrolux AB*(a)	24,115	552,010
Husqvarna AB, Class B*(a)	37,778	263,196

		815,206

Machinery 0.5%
Alfa Laval AB(a)(b)	34,375	403,938
Atlas Copco AB, Class A(a)	62,380	804,197
Atlas Copco AB, Class B(a)	31,829	363,436
Sandvik AB(a)	93,535	1,032,554
Scania AB, Class B(a)	25,441	316,026
SKF AB, Class B(a)	36,326	571,348
Volvo AB, Class A(a)	36,599	329,167
Volvo AB, Class B(a)	100,745	934,287

		4,754,953

Metals & Mining 0.0%
Saab AB, Class A(a)	17,239	268,076
Ssab Svenskt Stal AG(a)	6,975	98,978

		367,054

Oil, Gas & Consumable Fuels 0.0%
Lundin Petroleum AB*(a)	21,000	170,699

Paper & Forest Products 0.1%
Holmen AB, Class B(a)	4,600	127,012
Svenska Cellulosa AB, Class B(a)	52,884	718,410

		845,422

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B(a)	46,850	2,633,364

Tobacco 0.0%
Swedish Match AB(a)	24,000	483,419

		22,467,296

SWITZERLAND 8.0%
Biotechnology 0.1%
Actelion Ltd.*(a)	9,388	583,631

Building Products 0.1%
Geberit AG(a)	3,908	601,575

Capital Markets 1.4%
Credit Suisse Group AG(a)	108,172	6,018,458
Julius Baer Holding AG(a)	20,464	1,026,377
UBS AG*(a)	344,624	6,318,652

		13,363,487

Chemicals 0.3%
Givaudan SA(a)	731	548,494
Syngenta AG(a)	9,294	2,135,811

		2,684,305

Computers & Peripherals 0.0%
Logitech International SA*(a)	16,170	295,364

Construction Materials 0.2%
Holcim Ltd.*(a)	23,546	1,619,014

Diversified Financial Services 0.0%
Pargesa Holding SA(a)	2,241	193,975

Diversified Telecommunication Services 0.1%
Swisscom AG(a)	2,285	818,349

Electric Utilities 0.0%
BKW FMB Energie AG(a)	924	80,289

Electrical Equipment 0.4%
ABB Ltd.*(a)	212,203	4,267,055

Food Products 1.6%
Aryzta AG*(a)	6,671	272,078
Lindt & Spruengli AG(a)(b)	9	250,322
Nestle SA(a)	349,996	14,941,560

		15,463,960

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG(a)	12,015	397,848
Sonova Holding AG (a)	4,426	447,831
Straumann Holding AG(a)	649	168,433

		1,014,112

Insurance 0.6%
Baloise Holding AG(a)	4,807	460,508
Swiss Life Holding AG*(a)	3,249	385,968
Swiss Reinsurance Co., Ltd.(a)	33,315	1,510,583
Zurich Financial Services AG(a)	14,132	3,369,717

		5,726,776

Life Sciences Tools & Services 0.1%
Lonza Group AG(a)	4,586	500,541

Machinery 0.1%
Schindler Holding AG(a)	4,654	320,037
Schindler Holding AG (a)	2,488	175,678

		495,715

Marine 0.0%
Kuehne + Nagel International AG(a)	5,179	451,104

Metals & Mining 0.3%
Xstrata PLC*(a)	175,474	2,587,816

Pharmaceuticals 2.2%
Novartis AG(a)	203,692	10,231,608
Roche Holding AG(a)	67,542	10,920,778

		21,152,386

Professional Services 0.1%
Adecco SA(a)	11,752	625,869
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SWITZERLAND (continued)
Professional Services (continued)
SGS SA(a)	448	$603,846

		1,229,715

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV(a)	66,841	632,062

Textiles, Apparel & Luxury Goods 0.2%
Compagnie Financiere Richemont SA(a)	50,271	1,423,123
Swatch Group AG(a)	7,070	883,996

		2,307,119

		76,068,350

UNITED KINGDOM 17.5%
Aerospace & Defense 0.4%
BAE Systems PLC(a)	325,840	1,822,850
Cobham PLC(a)	107,930	378,623
Rolls-Royce Group PLC*(a)	170,127	1,283,750

		3,485,223

Airlines 0.0%
British Airways PLC*(a)	54,270	191,962

Beverages 0.6%
Diageo PLC(a)	230,652	3,548,597
SABMiller PLC(a)	83,268	2,012,001

		5,560,598

Capital Markets 0.2%
3I Group PLC(a)	77,248	356,943
ICAP PLC(a)	49,064	332,559
Investec PLC(a)	38,164	280,183
London Stock Exchange Group PLC(a)	14,539	199,580
Man Group PLC(a)	157,182	834,751
Schroders PLC(a)	7,795	136,426

		2,140,442

Chemicals 0.0%
Johnson Matthey PLC(a)	20,200	450,158

Commercial Banks 3.4%
Barclays PLC*(a)	1,020,132	6,045,634
HSBC Holdings PLC(a)	1,587,194	18,174,148
Lloyds Banking Group PLC*(a)	1,534,077	2,547,838
Royal Bank of Scotland Group PLC*(a)	1,556,558	1,318,171
Standard Chartered PLC(a)	182,540	4,508,982

		32,594,773

Commercial Services & Supplies 0.1%
G4S PLC(a)	112,998	399,612
Serco Group PLC(a)	46,306	374,501

		774,113

Construction & Engineering 0.0%
Balfour Beatty PLC(a)	45,631	235,615

Containers & Packaging 0.0%
Rexam PLC(a)	83,136	347,998

Diversified Telecommunication Services 0.2%
BT Group PLC, Class A(a)	695,413	1,449,304
Cable & Wireless PLC(a)	234,331	538,756

		1,988,060

Electric Utilities 0.2%
Scottish & Southern Energy PLC(a)	82,357	1,548,019

Energy Equipment & Services 0.1%
Amec PLC(a)	31,362	379,876
Petrofac Ltd.(a)	14,974	236,977

		616,853

Food & Staples Retailing 0.6%
J Sainsbury PLC(a)	97,009	504,889
Tesco PLC(a)	726,546	4,651,095
WM Morrison Supermarkets PLC(a)	203,859	906,201

		6,062,185

Food Products 0.6%
Associated British Foods PLC(a)	28,815	390,882
Cadbury PLC(a)	126,123	1,618,932
Unilever PLC(a)	118,422	3,383,769

		5,393,583

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC(a)	82,208	738,271

Hotels, Restaurants & Leisure 0.3%
Carnival PLC(a)	15,142	519,581
Compass Group PLC(a)	171,171	1,048,500
Intercontinental Hotels Group PLC(a)	24,479	317,654
Ladbrokes PLC(a)	49,808	149,441
Thomas Cook Group PLC(a)	40,914	152,255
Tui Travel PLC(a)	53,323	217,241
Whitbread PLC(a)	16,674	324,985

		2,729,657

Household Durables 0.0%
Berkeley Group Holdings PLC*(a)	8,304	117,838

Household Products 0.3%
Reckitt Benckiser Group PLC(a)	55,367	2,710,632

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC(a)	32,004	241,616
International Power PLC(a)	141,615	655,157

		896,773

Industrial Conglomerates 0.1%
Smiths Group PLC(a)	36,547	520,551
Tomkins PLC(a)	84,528	254,238

		774,789

Insurance 0.8%
Admiral Group PLC(a)	14,978	277,386
Aviva PLC(a)	246,529	1,772,278
Friends Provident Group PLC(a)	188,524	251,194
Legal & General Group PLC(a)	550,168	775,927
Old Mutual PLC(a)	469,809	752,950
Prudential PLC(a)	230,994	2,226,281
RSA Insurance Group PLC(a)	309,461	663,205
Standard Life PLC(a)	185,103	649,676

		7,368,897

Internet & Catalog Retail 0.0%
Home Retail Group PLC(a)	82,741	360,390

Machinery 0.0%
Invensys PLC(a)	70,419	328,750

Media 0.4%
British Sky Broadcasting Group PLC(a)	105,695	968,209
Pearson PLC(a)	75,222	929,402
Reed Elsevier PLC(a)	112,635	846,513
WPP PLC(a)	109,390	940,847

		3,684,971

Metals & Mining 1.7%
Anglo American PLC*(a)	121,400	3,873,922
Antofagasta PLC(a)	37,071	450,927
BHP Billiton PLC(a)	202,679	5,550,637
Eurasian Natural Resources Corp.(a)	26,033	365,907
Kazakhmys PLC(a)	19,601	335,907
Lonmin PLC*(a)	13,500	361,495
Rio Tinto PLC(a)	126,645	5,383,321
Vedanta Resources PLC(a)	13,683	416,442

		16,738,558

Multiline Retail 0.1%
Marks & Spencer Group PLC(a)	146,295	848,286
Next PLC(a)	18,502	530,947

		1,379,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Multi-Utilities 0.5%
Centrica PLC(a)	471,319	$1,898,310
National Grid PLC (a)	224,217	2,169,917
United Utilities Group PLC(a)	63,795	466,459

		4,534,686

Oil, Gas & Consumable Fuels 2.4%
BG Group PLC(a)	310,036	5,403,609
BP PLC(a)	1,720,332	15,239,898
Cairn Energy PLC*(a)	12,857	574,650
Tullow Oil PLC(a)	73,956	1,338,095

		22,556,252

Pharmaceuticals 1.6%
AstraZeneca PLC(a)	133,244	5,975,559
GlaxoSmithKline PLC(a)	478,251	9,429,623

		15,405,182

Professional Services 0.1%
Capita Group PLC (The)(a)	57,792	668,507

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC(a)	79,588	605,933
Hammerson PLC(a)	65,338	412,328
Land Securities Group PLC(a)	70,535	706,227
Liberty International PLC(a)(b)	39,328	302,371
Segro plc(a)	67,094	395,207

		2,422,066

Road & Rail 0.0%
Firstgroup PLC(a)	45,365	300,583

Software 0.1%
Autonomy Corp. PLC*(a)	19,882	519,121
Sage Group PLC (The)(a)	123,614	462,332

		981,453

Specialty Retail 0.1%
Carphone Warehouse Group PLC(a)	30,794	94,533
Kingfisher PLC(a)	219,944	750,116

		844,649

Textiles, Apparel & Luxury Goods 0.0%
Burberry Group PLC(a)	41,901	337,965

Tobacco 0.9%
British American Tobacco PLC(a)	183,368	5,760,171
Imperial Tobacco Group PLC(a)	93,792	2,717,170

		8,477,341

Trading Companies & Distributors 0.1%
Bunzl PLC(a)	29,274	297,596
Wolseley PLC*(a)	26,940	651,442

		949,038

Water Utilities 0.0%
Severn Trent PLC(a)	22,252	345,851

Wireless Telecommunication Services 1.1%
Vodafone Group PLC(a)	4,827,063	10,843,721

		167,885,635

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.(a)	5,638	679,858

Total Common Stocks (cost $1,017,913,782)		910,640,242

Preferred Stocks 0.4%

		Market
	Shares	Value

GERMANY 0.4%
Automobiles 0.2%
Bayerische Motoren Werke AG(a)	4,349	144,528
Porsche Automobil Holding SE(a)	8,331	653,978
Volkswagen AG (a)	9,994	1,159,886

		1,958,392

Health Care Equipment & Supplies 0.1%
Fresenius SE (a)	7,723	451,004

Household Products 0.1%
Henkel AG & Co. KGaA (a)	17,032	732,321

Multi-Utilities 0.0%
RWE AG (a)	3,229	265,509

		3,407,226

Total Preferred Stocks (cost $3,981,201)		3,407,226

Participation Note 0.0%

	Principal	Market
	Amount	Value

SWITZERLAND 0.0%
Food Products 0.0%
Lindt & Spruengli AG (a)	$70	170,104

Total Participation Note (cost $174,813)		170,104

Rights 0.0%

	Number of	Market
	Rights	Value

BELGIUM 0.0%
Beverages 0.0%
Anheuser-Busch InBev NV 12/31/2049*(a)	20,488	90

Commerical Banks 0.0%
Fortis 12/31/2049*(a)	162,229	—

		90

FRANCE 0.0%
Commercial Banks 0.0%
BNP Paribas 10/13/2009*	76,188	165,005

HONG KONG 0.0%
Real Estate Management & Development 0.0%
Genting Singapore PLC 10/6/2009*	1	—

Total Rights (cost $—)		165,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
Warrants 0.0%

	Number of	Market
	Warrants	Value

ITALY 0.0%
Capital Markets 0.0%
Mediobanca SPA *(a)	45,455	$3,231

Commerical Banks 0.0%
UBI Banca SCPA*	57,582	6,859

		10,090

JAPAN 0.0%
Metals & Mining 0.0%
Dowa Holdings Co., Ltd. *(a)	1,000	—

Total Warrants (cost $—)		10,090

Exchange Traded Fund 0.9%

		Market
	Shares	Value

UNITED STATES 0.9%
Equity Fund 0.9%
iShares MSCI EAFE Index Fund	153,075	8,373,203

Total Exchange Traded Fund (cost $8,291,927)		8,373,203

Repurchase Agreement 3.2%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $30,785,195, collateralized by U.S. Government Agency Mortgages ranging from 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value of $31,400,838 (c)	$30,785,135	30,785,135

Total Repurchase Agreement (cost $30,785,135)		30,785,135

Total Investments (cost $1,061,146,858) (d) — 99.7%		953,551,095

Other assets in excess of liabilities — 0.3%		3,325,910

NET ASSETS — 100.0%		$956,877,005

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $29,175,341.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $30,785,135.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $1,061,714,905, tax unrealized appreciation and depreciation were $28,155,702 and $(136,319,512), respectively.

AB	Stock Company

AE	Limited Company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	Sweden

SGPS	Holding Enterprise

SP	Spain

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	11/12/09	(140,000)	$(116,780)	$(123,101)	$(6,321)
Australian Dollar	11/12/09	(90,000)	(73,731)	(79,137)	(5,406)
Australian Dollar	11/12/09	(410,000)	(343,004)	(360,510)	(17,506)
British Pound	11/12/09	(105,000)	(173,125)	(167,781)	5,344
British Pound	11/12/09	(140,000)	(231,986)	(223,708)	8,278
British Pound	11/12/09	(30,000)	(48,986)	(47,937)	1,049
British Pound	11/12/09	(145,000)	(235,114)	(231,697)	3,417
Euro	11/12/09	(70,000)	(99,448)	(102,434)	(2,986)
Japanese Yen	11/12/09	(62,495,000)	(672,075)	(696,393)	(24,318)
Japanese Yen	11/12/09	(77,175,000)	(863,788)	(859,976)	3,812

Total Short Contracts			$(2,858,037)	$(2,892,674)	$(34,637)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	11/12/09	1,817,800	$1,515,699	$1,598,379	$82,680
Australian Dollar	11/12/09	68,000	58,798	59,792	994
Australian Dollar	11/12/09	250,000	207,514	219,823	12,309
Australian Dollar	11/12/09	75,000	64,535	65,947	1,412
Australian Dollar	11/12/09	301,200	253,238	264,843	11,605
Australian Dollar	11/12/09	75,000	62,077	65,947	3,870
British Pound	11/12/09	45,000	74,232	71,906	(2,326)
British Pound	11/12/09	70,000	114,247	111,854	(2,393)
British Pound	11/12/09	95,000	154,058	151,802	(2,256)
British Pound	11/12/09	155,000	259,939	247,677	(12,262)
British Pound	11/12/09	1,747,000	2,971,305	2,791,555	(179,750)
British Pound	11/12/09	65,000	106,862	103,864	(2,998)
British Pound	11/12/09	30,000	49,608	47,937	(1,671)
British Pound	11/12/09	110,000	174,731	175,771	1,040
British Pound	11/12/09	135,000	221,147	215,718	(5,429)
British Pound	11/12/09	300,000	484,412	479,374	(5,038)
British Pound	11/12/09	125,000	200,855	199,739	(1,116)
British Pound	11/12/09	40,000	65,392	63,917	(1,475)
Euro	11/12/09	135,000	192,979	197,552	4,573
Euro	11/12/09	125,000	178,649	182,919	4,270
Euro	11/12/09	170,000	243,728	248,770	5,042
Euro	11/12/09	100,000	141,296	146,335	5,039
Euro	11/12/09	135,000	192,157	197,552	5,395
Euro	11/12/09	75,000	107,630	109,751	2,121
Euro	11/12/09	115,000	162,832	168,285	5,453
Euro	11/12/09	100,000	141,107	146,335	5,228
Euro	11/12/09	395,000	578,783	578,023	(760)
Euro	11/12/09	1,582,100	2,280,576	2,315,166	34,590
Euro	11/12/09	125,000	179,503	182,919	3,416
Euro	11/12/09	135,000	192,161	197,552	5,391
Euro	11/12/09	335,000	489,731	490,222	491
Euro	11/12/09	75,000	110,181	109,751	(430)
Euro	11/12/09	108,000	158,725	158,042	(683)
Euro	11/12/09	95,000	140,465	139,018	(1,447)
Japanese Yen	11/12/09	20,000,000	217,474	222,864	5,390
Japanese Yen	11/12/09	17,085,000	184,016	190,381	6,365
Japanese Yen	11/12/09	27,125,000	290,057	302,259	12,202
Japanese Yen	11/12/09	8,475,000	89,678	94,439	4,761
Japanese Yen	11/12/09	12,925,000	135,381	144,026	8,645
Japanese Yen	11/12/09	230,000,000	2,431,318	2,562,933	131,615
Japanese Yen	11/12/09	9,600,000	101,763	106,975	5,212
Japanese Yen	11/12/09	20,000,000	219,500	222,864	3,364
Japanese Yen	11/12/09	18,500,000	195,532	206,149	10,617

Total Long Contracts			$16,393,871	$16,556,927	$163,056

At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value	Unrealized
of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

290	DJ EURO STOXX 50	12/18/09	$12,161,149	$138,591
101	FTSE 100 IDX	12/18/09	8,461,788	4,734
83	OMSX30 INDX	10/16/09	1,070,950	(24,215)
41	S&P SPI 200 Index	12/17/09	4,193,915	130,485
80	TOPIX INDX	12/10/09	7,847,490	(205,411)

			$33,735,292	$44,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$—	$910,640,242	$—	$910,640,242
Exchange Traded Fund	8,373,203	—	—	8,373,203
Forward Currency Contracts	—	404,990	—	404,990
Futures Contracts	273,810	—	—	273,810
Participation Note	—	170,104	—	170,104
Preferred Stocks	—	3,407,226	—	3,407,226
Repurchase Agreement	—	30,785,135	—	30,785,135
Rights	—	165,095	—	165,095
Warrants	—	10,090	—	10,090

Total Assets	8,647,013	945,582,882	—	954,229,895

Liabilities:
Forward Currency Contracts	—	(276,571)	—	(276,571)
Futures Contracts	(229,626)	—	—	(229,626)

Total Liabilities	(229,626)	(276,571)	—	(506,197)

Total	$8,417,387	$945,306,311	$—	$953,723,698

Amounts designated as “—” which may include fair valued securities valued at zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Rights	Warrants

Balance as of 12/31/2008	$94,707	$—	$—
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	36,841	—	—
Net Purchases/(Sales)	(11,420)	—	—
Transfers In/(Out) of Level 3	(120,128)	—	—

Balance as of 9/30/09	$—	$—	$—

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT International Index Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	404,990
Credit contracts	—
Equity contracts	273,810
Commodity contracts	—
Other contracts	—

Total	$678,800

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	(276,571)
Credit contracts	—
Equity contracts	(229,626)
Commodity contracts	—
Other contracts	—

Total	$(506,197)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Aggressive Fund

		Market
	Shares	Value
Mutual Funds 100.2%(a)
Equity Funds 95.1%
Nationwide International Index Fund, Institutional Class	5,684,893	$39,964,797
NVIT International Index Fund, Class Y	13,609,195	109,826,201
NVIT Mid Cap Index Fund, Class Y	5,283,647	74,552,260
NVIT S&P 500 Index Fund, Class Y	27,227,726	200,396,065
NVIT Small Cap Index Fund, Class Y	6,776,887	49,335,736

Total Equity Funds (cost $616,181,957)		474,075,059

Fixed Income Fund 5.1%
NVIT Bond Index Fund, Class Y	2,466,167	25,426,184

Total Fixed Income Fund (cost $24,778,217)		25,426,184

Total Investments (cost $640,960,174) (b) — 100.2%		499,501,243

Liabilities in excess of other assets — (0.2)%		(1,174,552)

NET ASSETS — 100.0%		$498,326,691

(a)	Investment in affiliate.

(b)	At September 30, 2009, the tax basis cost of the fund’s investments was $659,488,256, tax unrealized appreciation and depreciation were $634,410 and $(160,621,423) respectively.
NVIT Investor Destinations Aggressive Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$499,501,243	$—	$—	$499,501,243

Total Assets	499,501,243	—	—	499,501,243

Total	$499,501,243	$—	$—	$499,501,243

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Balanced Fund

		Market
	Shares	Value
Mutual Funds 86.5%(a)
Equity Funds 46.6%
NVIT International Index Fund, Class Y	422,334	$3,408,237
NVIT Mid Cap Index Fund, Class Y	200,716	2,832,101
NVIT S&P 500 Index Fund, Class Y	970,612	7,143,702
NVIT Small Cap Index Fund, Class Y	115,997	844,456

Total Equity Funds (cost $12,972,520)		14,228,496

Fixed Income Funds 35.1%
NVIT Bond Index Fund, Class Y	843,476	8,696,234
NVIT Enhanced Income Fund, Class Y	201,417	2,020,209

Total Fixed Income Funds (cost $10,603,958)		10,716,443

Money Market Fund 4.8%
NVIT Money Market Fund, Class Y, 0.00% (b)	1,464,620	1,464,620

Total Money Market Fund (cost $1,464,620)		1,464,620

Total Mutual Funds (cost $25,041,098)		26,409,559

	Principal	Market
	Amount	Value
Fixed Contract 7.5%(a) (c)
Nationwide Fixed Contract, 3.75%	$2,285,696	2,285,696

Total Fixed Contract (cost $2,285,696)		2,285,696

Total Investments (cost $27,326,794) (d) — 94.0%		28,695,255

Other assets in excess of liabilities — 6.0%		1,844,936

NET ASSETS — 100.0%		$30,540,191

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2009, the tax basis cost of the fund’s investments was $27,326,819, tax unrealized appreciation and depreciation were $1,375,508 and $(7,072) respectively.
NVIT Investor Destinations Balanced Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$26,409,559	—	$—	$26,409,559
Fixed Contract	—	$2,285,696	—	2,285,696

Total Assets	26,409,559	2,285,696	—	28,695,255

Total	$26,409,559	$2,285,696	$—	$28,695,255

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Capital Appreciation Fund

		Market
	Shares	Value
Mutual Funds 95.0%(a)
Equity Funds 68.9%
NVIT International Index Fund, Class Y	1,330,566	$10,737,664
NVIT Mid Cap Index Fund, Class Y	492,929	6,955,231
NVIT S&P 500 Index Fund, Class Y	2,341,528	17,233,643
NVIT Small Cap Index Fund, Class Y	364,329	2,652,313

Total Equity Funds (cost $34,269,776)		37,578,851

Fixed Income Funds 24.0%
NVIT Bond Index Fund, Class Y	1,060,931	10,938,199
NVIT Enhanced Income Fund, Class Y	214,679	2,153,230

Total Fixed Income Funds (cost $12,960,331)		13,091,429

Money Market Fund 2.1%
NVIT Money Market Fund, Class Y, 0.00% (b)	1,128,226	1,128,226

Total Money Market Fund (cost $1,128,226)		1,128,226

Total Mutual Funds (cost $48,358,333)		51,798,506

	Principal	Market
	Amount	Value
Fixed Contract 4.0%(a) (c)
Nationwide Fixed Contract, 3.75%	$2,158,111	2,158,111

Total Fixed Contract (cost $2,158,111)		2,158,111

Total Investments (cost $50,516,444) (d) — 99.0%		53,956,617

Other assets in excess of liabilities — 1.0%		534,355

NET ASSETS — 100.0%		$54,490,972

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2009, the tax basis cost of the fund’s investments was $50,516,470, tax unrealized appreciation and depreciation were $3,447,033 and $(6,886) respectively.
NVIT Investor Destinations Capital Appreciation Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$51,798,506	—	$—	$51,798,506
Fixed Contract	—	$2,158,111	—	2,158,111
Total Assets	51,798,506	2,158,111	—	53,956,617

Total	$51,798,506	$2,158,111	$—	$53,956,617

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Conservative Fund

		Market
	Shares	Value
Mutual Funds 84.1%(a)
Equity Funds 20.0%
NVIT International Index Fund, Class Y	2,418,887	$19,520,416
NVIT Mid Cap Index Fund, Class Y	1,319,905	18,623,858
NVIT S&P 500 Index Fund, Class Y	5,093,364	37,487,160

Total Equity Funds (cost $71,361,556)		75,631,434

Fixed Income Funds 55.2%
NVIT Bond Index Fund, Class Y	14,796,401	152,550,894
NVIT Enhanced Income Fund, Class Y	5,663,858	56,808,494

Total Fixed Income Funds (cost $205,693,802)		209,359,388

Money Market Fund 8.9%
NVIT Money Market Fund, Class Y, 0.00% (b)	33,837,998	33,837,998

Total Money Market Fund (cost $33,837,998)		33,837,998

Total Mutual Funds (cost $310,893,356)		318,828,820

	Principal	Market
	Amount	Value
Fixed Contract 16.0%(a) (c)
Nationwide Fixed Contract, 3.75%	$60,779,199	60,779,199

Total Fixed Contract (cost $60,779,199)		60,779,199

Total Investments (cost $371,672,555) (d) — 100.1%		379,608,019

Liabilities in excess of other assets — (0.1)%		(349,426)

NET ASSETS — 100.0%		$379,258,593

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2009, the tax basis cost of the fund’s investments was $383,320,139, tax unrealized appreciation and depreciation were $3,486,892 and $(7,199,012) respectively.
NVIT Investor Destinations Conservative Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$318,828,820	—	$—	$318,828,820
Fixed Contract	—	$60,779,199	—	60,779,199
Total Assets	318,828,820	60,779,199	—	379,608,019

Total	$318,828,820	$60,779,199	$—	$379,608,019

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Moderate Fund

		Market
	Shares	Value
Mutual Funds 93.3%(a)
Equity Funds 59.6%
Nationwide International Index Fund, Institutional Class	6,909,786	$48,575,797
NVIT International Index Fund, Class Y	44,017,278	355,219,432
NVIT Mid Cap Index Fund, Class Y	18,992,808	267,988,522
NVIT S&P 500 Index Fund, Class Y	110,131,671	810,569,098
NVIT Small Cap Index Fund, Class Y	18,278,039	133,064,125

Total Equity Funds (cost $1,900,419,326)		1,615,416,974

Fixed Income Funds 30.2%
NVIT Bond Index Fund, Class Y	66,624,601	686,899,632
NVIT Enhanced Income Fund, Class Y	12,968,189	130,070,933

Total Fixed Income Funds (cost $799,172,835)		816,970,565

Money Market Fund 3.5%
NVIT Money Market Fund, Class Y, 0.00% (b)	95,911,918	95,911,918

Total Money Market Fund (cost $95,911,918)		95,911,918

Total Mutual Funds (cost $2,795,504,079)		2,528,299,457

	Principal	Market
	Amount	Value
Fixed Contract 6.8%(a) (c)
Nationwide Fixed Contract, 3.75%	$184,775,744	184,775,744

Total Fixed Contract (cost $184,775,744)		184,775,744

Total Investments (cost $2,980,279,823) (d) — 100.1%		2,713,075,201

Liabilities in excess of other assets — (0.1)%		(2,689,891)

NET ASSETS — 100.0%		$2,710,385,310

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2009, the tax basis cost of the fund’s investments was $3,030,880,509, tax unrealized appreciation and depreciation were $17,501,730 and $(335,307,038) respectively.
NVIT Investor Destinations Moderate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$2,528,299,457	—	$—	$2,528,299,457
Fixed Contract	—	$184,775,744	—	184,775,744

Total Assets	2,528,299,457	184,775,744	—	2,713,075,201

Total	$2,528,299,457	$184,775,744.00	$—	$2,713,075,201

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Moderately Aggressive Fund

		Market
	Shares	Value
Mutual Funds 97.7%(a)
Equity Funds 79.9%
Nationwide International Index Fund, Institutional Class	14,649,677	$102,987,233
NVIT International Index Fund, Class Y	43,925,929	354,482,245
NVIT Mid Cap Index Fund, Class Y	19,371,796	273,336,039
NVIT S&P 500 Index Fund, Class Y	87,315,008	642,638,462
NVIT Small Cap Index Fund, Class Y	12,405,229	90,310,066

Total Equity Funds (cost $1,847,697,204)		1,463,754,045

Fixed Income Funds 17.8%
NVIT Bond Index Fund, Class Y	27,158,504	280,004,178
NVIT Enhanced Income Fund, Class Y	4,638,739	46,526,556

Total Fixed Income Funds (cost $319,361,783)		326,530,734

Money Market Fund 0.0%
NVIT Money Market Fund, Class Y, 0.00% (b)	153,372	153,372

Total Money Market Fund (cost $153,372		153,372

Total Mutual Funds (cost $2,167,212,359)		1,790,438,151

	Principal	Market
	Amount	Value
Fixed Contract 2.5%(a) (c)
Nationwide Fixed Contract, 3.75%	$46,211,776	46,211,776

Total Fixed Contract (cost $46,211,776)		46,211,776

Total Investments (cost $2,213,424,135) (d) — 100.2%		1,836,649,927

Liabilities in excess of other assets — (0.2)%		(3,216,192)

NET ASSETS — 100.0%		$1,833,433,735

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2009, the tax basis cost of the fund’s investments was $2,246,496,642, tax unrealized appreciation and depreciation were $7,092,372 and $(416,939,087) respectively.
NVIT Investor Destinations Moderately Aggressive
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$1,790,438,151	—	$—	$1,790,438,151
Fixed Contract	—	$46,211,776	—	46,211,776

Total Assets	1,790,438,151	46,211,776	—	1,836,649,927

Total	$1,790,438,151	$46,211,776.00	$—	$1,836,649,927

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Investor Destinations Moderately Conservative Fund

		Market
	Shares	Value
Mutual Funds 90.0%(a)
Equity Funds 39.8%
Nationwide International Index Fund, Institutional Class	36,632	$257,526
NVIT International Index Fund, Class Y	9,307,515	75,111,650
NVIT Mid Cap Index Fund, Class Y	5,290,115	74,643,516
NVIT S&P 500 Index Fund, Class Y	20,261,261	149,122,879

Total Equity Funds (cost $333,474,914)		299,135,571

Fixed Income Funds 44.3%
NVIT Bond Index Fund, Class Y	25,782,278	265,815,285
NVIT Enhanced Income Fund, Class Y	6,750,578	67,708,294

Total Fixed Income Funds (cost $326,418,813)		333,523,579

Money Market Fund 5.9%
NVIT Money Market Fund, Class Y, 0.00% (b)	44,721,022	44,721,022

Total Money Market Fund (cost $44,721,022)		44,721,022

Total Mutual Funds (cost $704,614,749)		677,380,172

	Principal	Market
	Amount	Value
Fixed Contract 10.1%(a) (c)
Nationwide Fixed Contract, 3.75%	$75,642,808	75,642,808

Total Fixed Contract (cost $75,642,808)		75,642,808

Total Investments (cost $780,257,557) (d) — 100.1%		753,022,980

Liabilities in excess of other assets — (0.1)%		(624,892)

NET ASSETS — 100.0%		$752,398,088

(a)	Investment in affiliates.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At September 30, 2009, the tax basis cost of the fund’s investments was $804,849,438, tax unrealized appreciation and depreciation were $6,910,379 and $(58,736,837) respectively.
NVIT Investor Destinations Moderately Conservative
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$677,380,172	—	$—	$677,380,172
Fixed Contract	—	$75,642,808	—	75,642,808

Total Assets	677,380,172	75,642,808	—	753,022,980

Total	$677,380,172	$75,642,808	$—	$753,022,980

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the fund’s audited annual report and un-audited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks 99.2%

		Market
	Shares	Value

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.*	38,600	$3,005,010
BE Aerospace, Inc.*	118,476	2,386,107

		5,391,117

Airlines 0.3%
AirTran Holdings, Inc.*	140,600	878,750
Alaska Air Group, Inc.*	41,100	1,101,069
JetBlue Airways Corp.*	251,000	1,500,980

		3,480,799

Auto Components 0.6%
BorgWarner, Inc.	136,600	4,133,516
Gentex Corp.	161,300	2,282,395

		6,415,911

Automobiles 0.1%
Thor Industries, Inc.	41,600	1,287,520

Beverages 0.5%
Hansen Natural Corp.*	84,900	3,119,226
PepsiAmericas, Inc.	67,500	1,927,800

		5,047,026

Biotechnology 1.3%
OSI Pharmaceuticals, Inc.*	68,000	2,400,400
United Therapeutics Corp.*	54,800	2,684,652
Vertex Pharmaceuticals, Inc.*	211,590	8,019,261

		13,104,313

Building Products 0.2%
Lennox International, Inc.	56,900	2,055,228

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	48,827	3,174,243
Apollo Investment Corp.	191,633	1,830,095
Eaton Vance Corp.	137,600	3,851,424
Jefferies Group, Inc.*	143,500	3,907,505
Raymond James Financial, Inc.(a)	115,725	2,694,078
SEI Investments Co.	152,100	2,993,328
Waddell & Reed Financial, Inc., Class A	100,600	2,862,070

		21,312,743

Chemicals 3.3%
Albemarle Corp.	107,200	3,709,120
Ashland, Inc.	87,200	3,768,784
Cabot Corp.	76,600	1,770,226
Cytec Industries, Inc.	56,800	1,844,296
Lubrizol Corp.	79,200	5,659,632
Minerals Technologies, Inc.	21,900	1,041,564
Olin Corp.	91,600	1,597,504
RPM International, Inc.	151,000	2,791,990
Scotts Miracle-Gro Co. (The), Class A	52,400	2,250,580
Sensient Technologies Corp.	57,100	1,585,667
Terra Industries, Inc.	116,880	4,052,230
Valspar Corp.	118,100	3,248,931

		33,320,524

Commercial Banks 3.2%
Associated Banc-Corp.	149,615	1,708,603
BancorpSouth, Inc.	86,000	2,099,260
Bank of Hawaii Corp.	56,100	2,330,394
Cathay General Bancorp	58,000	469,220
City National Corp.	50,600	1,969,858
Commerce Bancshares, Inc.	81,420	3,032,081
Cullen/Frost Bankers, Inc.	69,860	3,607,570
FirstMerit Corp.	100,618	1,914,765
Fulton Financial Corp.	206,000	1,516,160
International Bancshares Corp.	60,700	990,017
PacWest Bancorp	31,350	597,218
SVB Financial Group*	38,800	1,678,876
Synovus Financial Corp.	562,400	2,109,000
TCF Financial Corp.	130,800	1,705,632
Trustmark Corp.	59,800	1,139,190
Valley National Bancorp(a)	167,495	2,058,514
Webster Financial Corp.	75,100	936,497
Westamerica Bancorp.(a)	34,200	1,778,400
Wilmington Trust Corp.	81,200	1,153,040

		32,794,295

Commercial Services & Supplies 1.6%
Brink’s Co. (The)	53,400	1,436,994
Clean Harbors, Inc.*	26,700	1,502,142
Copart, Inc.*	78,800	2,616,948
Corrections Corp of America*	134,900	3,055,485
Deluxe Corp.	59,900	1,024,290
Herman Miller, Inc.	65,400	1,105,914
HNI Corp.	52,700	1,243,720
Mine Safety Appliances Co.	35,400	973,854
Rollins, Inc.	50,150	945,327
Waste Connections, Inc.*	93,800	2,707,068

		16,611,742

Communications Equipment 2.0%
3Com Corp.*	457,900	2,394,817
ADC Telecommunications, Inc.*	113,054	942,871
ADTRAN, Inc.	65,400	1,605,570
Avocent Corp.*	51,900	1,052,013
CommScope, Inc.*	109,655	3,281,974
F5 Networks, Inc.*	92,200	3,653,886
Palm, Inc.*(a)	187,600	3,269,868
Plantronics, Inc.	57,200	1,533,532
Polycom, Inc.*	98,400	2,632,200

		20,366,731

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Computers & Peripherals 0.5%
Diebold, Inc.	77,600	$2,555,368
Imation Corp.	35,100	325,377
NCR Corp.*	186,110	2,572,040

		5,452,785

Construction & Engineering 1.7%
Aecom Technology Corp.*	129,200	3,506,488
Dycom Industries, Inc.*	45,700	562,110
Granite Construction, Inc.	39,450	1,220,583
KBR, Inc.	187,860	4,375,259
Shaw Group, Inc. (The)*	97,905	3,141,772
URS Corp.*	98,700	4,308,255

		17,114,467

Construction Materials 0.5%
Martin Marietta Materials, Inc.	52,180	4,804,213

Consumer Finance 0.2%
AmeriCredit Corp.*(a)	112,390	1,774,638

Containers & Packaging 1.3%
AptarGroup, Inc.	79,300	2,962,648
Greif, Inc., Class A	40,100	2,207,505
Packaging Corp. of America	120,500	2,458,200
Sonoco Products Co.	117,000	3,222,180
Temple-Inland, Inc.	124,700	2,047,574

		12,898,107

Distributors 0.3%
LKQ Corp.*	164,800	3,055,392

Diversified Consumer Services 1.8%
Brink’s Home Security Holdings, Inc.*	53,600	1,650,344
Career Education Corp.*	80,800	1,969,904
Corinthian Colleges, Inc.*	102,000	1,893,120
ITT Educational Services, Inc.*	37,100	4,096,211
Matthews International Corp., Class A	35,520	1,256,698
Regis Corp.	66,900	1,036,950
Service Corp. International	293,800	2,059,538
Sotheby’s(a)	78,300	1,349,109
Strayer Education, Inc.	16,400	3,569,952

		18,881,826

Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc.*	248,100	868,350

Electric Utilities 1.8%
Cleco Corp.	70,800	1,775,664
DPL, Inc.	135,800	3,544,380
Great Plains Energy, Inc.	158,357	2,842,508
Hawaiian Electric Industries, Inc.	107,200	1,942,464
IDACORP, Inc.	55,300	1,592,087
NV Energy, Inc.	274,610	3,182,730
PNM Resources, Inc.	101,350	1,183,768
Westar Energy, Inc.	127,500	2,487,525

		18,551,126

Electrical Equipment 1.6%
Ametek, Inc.	125,950	4,396,914
Hubbell, Inc., Class B	66,000	2,772,000
Roper Industries, Inc.	106,400	5,424,272
Thomas & Betts Corp.*	61,900	1,861,952
Woodward Governor Co.	66,000	1,601,160

		16,056,298

Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.*	140,100	3,943,815
Avnet, Inc.*	176,900	4,594,093
Ingram Micro, Inc., Class A*	190,900	3,216,665
Itron, Inc.*	46,800	3,001,752
National Instruments Corp.	66,350	1,833,250
Tech Data Corp.*	58,900	2,450,829
Trimble Navigation Ltd.*	140,300	3,354,573
Vishay Intertechnology, Inc.*	218,450	1,725,755

		24,120,732

Energy Equipment & Services 2.7%
Exterran Holdings, Inc.*	73,130	1,736,106
Helix Energy Solutions Group, Inc.*	106,600	1,596,868
Helmerich & Payne, Inc.	123,500	4,881,955
Oceaneering International, Inc.*	64,300	3,649,025
Patterson-UTI Energy, Inc.	179,900	2,716,490
Pride International, Inc.*	203,300	6,188,452
Superior Energy Services, Inc.*	91,570	2,062,157
Tidewater, Inc.	60,500	2,848,945
Unit Corp.*	47,300	1,951,125

		27,631,123

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc.*	65,000	2,354,300
Ruddick Corp.	47,700	1,269,774

		3,624,074

Food Products 1.3%
Corn Products International, Inc.	87,370	2,491,792
Flowers Foods, Inc.	90,700	2,384,503
Lancaster Colony Corp.	22,700	1,163,829
Ralcorp Holdings, Inc.*	66,300	3,876,561
Smithfield Foods, Inc.*(a)	164,890	2,275,482
Tootsie Roll Industries, Inc.(a)	30,857	733,780

		12,925,947

Gas Utilities 2.0%
AGL Resources, Inc.	90,500	3,191,935
Energen Corp.	84,000	3,620,400
National Fuel Gas Co.	94,000	4,306,140
Oneok, Inc.	123,420	4,519,640
UGI Corp.	127,000	3,182,620
WGL Holdings, Inc.	58,700	1,945,318

		20,766,053

Health Care Equipment & Supplies 3.8%
Beckman Coulter, Inc.	80,300	5,535,882
Edwards Lifesciences Corp.*	66,100	4,621,051
Gen-Probe, Inc.*	58,900	2,440,816
Hill-Rom Holdings, Inc.	73,320	1,596,910
Hologic, Inc.*	300,500	4,910,170
IDEXX Laboratories, Inc.*(a)	68,600	3,430,000
Immucor, Inc.*	82,500	1,460,250
Kinetic Concepts, Inc.*	72,400	2,677,352
Masimo Corp.*	60,700	1,590,340
ResMed, Inc.*	88,500	4,000,200
STERIS Corp.	68,600	2,088,870
Teleflex, Inc.	46,500	2,246,415
Thoratec Corp.*	66,300	2,006,901

		38,605,157

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Providers & Services 3.2%
Community Health Systems, Inc.*	108,600	$3,467,598
Health Management Associates, Inc., Class A*	288,750	2,162,737
Health Net, Inc.*	121,600	1,872,640
Henry Schein, Inc.*	105,600	5,798,496
Kindred Healthcare, Inc.*	45,690	741,549
LifePoint Hospitals, Inc.*	64,200	1,737,252
Lincare Holdings, Inc.*	79,430	2,482,188
Omnicare, Inc.	139,800	3,148,296
Owens & Minor, Inc.	48,900	2,212,725
Psychiatric Solutions, Inc.*	65,900	1,763,484
Universal Health Services, Inc., Class B	57,500	3,560,975
VCA Antech, Inc.*	99,400	2,672,866
WellCare Health Plans, Inc.*	49,390	1,217,463

		32,838,269

Health Care Technology 0.6%
Cerner Corp.*	78,730	5,889,004

Hotels, Restaurants & Leisure 1.8%
Bob Evans Farms, Inc.	36,300	1,054,878
Boyd Gaming Corp.*	64,400	703,892
Brinker International, Inc.	119,640	1,881,937
Cheesecake Factory, Inc. (The)*	70,450	1,304,734
Chipotle Mexican Grill, Inc., Class A*(a)	37,020	3,592,791
International Speedway Corp., Class A	35,700	984,249
Life Time Fitness, Inc.*(a)	48,360	1,356,498
Panera Bread Co., Class A*	36,500	2,007,500
Scientific Games Corp., Class A*	76,000	1,203,080
Wendy’s/Arby’s Group, Inc., Class A	430,050	2,034,137
WMS Industries, Inc.*	53,200	2,370,592

		18,494,288

Household Durables 1.7%
American Greetings Corp., Class A	46,200	1,030,260
Blyth, Inc.	6,875	266,269
MDC Holdings, Inc.	44,000	1,528,560
Mohawk Industries, Inc.*	65,700	3,133,233
NVR, Inc.*	6,803	4,336,028
Ryland Group, Inc.	51,300	1,080,891
Toll Brothers, Inc.*	160,600	3,138,124
Tupperware Brands Corp.	73,700	2,942,104

		17,455,469

Household Products 1.0%
Church & Dwight Co., Inc.	82,350	4,672,539
Energizer Holdings, Inc.*	81,260	5,390,788

		10,063,327

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	71,700	2,431,347

Information Technology Services 3.1%
Acxiom Corp.*	92,300	873,158
Broadridge Financial Solutions, Inc.	163,140	3,279,114
DST Systems, Inc.*	46,000	2,060,800
Gartner, Inc.*	70,000	1,278,900
Global Payments, Inc.	94,290	4,403,343
Hewitt Associates, Inc., Class A*	97,000	3,533,710
Lender Processing Services, Inc.	112,600	4,297,942
Mantech International Corp., Class A*	25,900	1,221,444
Metavante Technologies, Inc.*	105,500	3,637,640
NeuStar, Inc., Class A*	87,060	1,967,556
SAIC, Inc.*	245,700	4,309,578
SRA International, Inc., Class A*	50,100	1,081,659

		31,944,844

Insurance 4.6%
American Financial Group, Inc.	92,450	2,357,475
Arthur J Gallagher & Co.	118,500	2,887,845
Brown & Brown, Inc.	137,500	2,634,500
Everest Re Group Ltd.	71,300	6,253,010
Fidelity National Financial, Inc., Class A	270,065	4,072,580
First American Corp.	109,300	3,538,041
Hanover Insurance Group, Inc. (The)	59,600	2,463,268
HCC Insurance Holdings, Inc.	131,550	3,597,892
Horace Mann Educators Corp.	45,900	641,223
Mercury General Corp.	41,700	1,508,706
Old Republic International Corp.	281,737	3,431,557
Protective Life Corp.	100,200	2,146,284
Reinsurance Group of America, Inc.	85,200	3,799,920
StanCorp Financial Group, Inc.	57,600	2,325,312
Unitrin, Inc.	58,500	1,140,165
W.R. Berkley Corp.	157,450	3,980,336

		46,778,114

Internet & Catalog Retail 1.0%
Netflix, Inc.*(a)	53,150	2,453,935
priceline.com, Inc.*	49,500	8,208,090

		10,662,025

Internet Software & Services 0.7%
Digital River, Inc.*	45,130	1,819,642
Equinix, Inc.*	45,200	4,158,400
ValueClick, Inc.*	102,100	1,346,699

		7,324,741

IT Services 0.4%
Alliance Data Systems Corp.*(a)	62,200	3,799,176

Leisure Equipment & Products 0.1%
Callaway Golf Co.	75,400	573,794

Life Sciences Tools & Services 2.0%
Affymetrix, Inc.*	82,600	725,228
Bio-Rad Laboratories, Inc., Class A*	22,500	2,067,300
Charles River Laboratories International, Inc.*	77,200	2,854,856
Covance, Inc.*	74,900	4,055,835
Mettler-Toledo International, Inc.*	39,500	3,578,305
Pharmaceutical Product Development, Inc.	138,400	3,036,496
Techne Corp.	43,600	2,727,180
Varian, Inc.*	33,800	1,725,828

		20,771,028

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Machinery 5.1%
AGCO Corp.*	108,300	$2,992,329
Bucyrus International, Inc.	88,000	3,134,560
Crane Co.	54,800	1,414,388
Donaldson Co., Inc.	90,400	3,130,552
Federal Signal Corp.	57,000	409,830
Graco, Inc.	70,150	1,955,080
Harsco Corp.	94,100	3,332,081
IDEX Corp.	94,530	2,642,114
Joy Global, Inc.	119,800	5,863,012
Kennametal, Inc.	95,200	2,342,872
Lincoln Electric Holdings, Inc.	49,800	2,363,010
Nordson Corp.	39,300	2,204,337
Oshkosh Corp.	104,700	3,238,371
Pentair, Inc.	115,100	3,397,752
SPX Corp.	57,510	3,523,638
Terex Corp.*(b)	126,500	2,622,345
Timken Co.	93,000	2,178,990
Trinity Industries, Inc.	92,800	1,595,232
Valmont Industries, Inc.	23,400	1,993,212
Wabtec Corp.	55,740	2,091,922

		52,425,627

Marine 0.4%
Alexander & Baldwin, Inc.	48,100	1,543,529
Kirby Corp.*	63,000	2,319,660

		3,863,189

Media 1.1%
DreamWorks Animation SKG, Inc., Class A*	88,300	3,140,831
Harte-Hanks, Inc.	44,650	617,510
John Wiley & Sons, Inc., Class A	50,100	1,742,478
Lamar Advertising Co., Class A*(a)	62,300	1,709,512
Marvel Entertainment, Inc.*	57,000	2,828,340
Scholastic Corp.	29,800	725,332

		10,764,003

Metals & Mining 1.6%
Carpenter Technology Corp.	51,580	1,206,456
Cliffs Natural Resources, Inc.	153,440	4,965,319
Commercial Metals Co.	131,800	2,359,220
Reliance Steel & Aluminum Co.	74,900	3,187,744
Steel Dynamics, Inc.	252,000	3,865,680
Worthington Industries, Inc.	71,300	991,070

		16,575,489

Multiline Retail 0.7%
99 Cents Only Stores*	52,900	711,505
Dollar Tree, Inc.*	104,650	5,094,362
Saks, Inc.*	169,100	1,153,262

		6,959,129

Multi-Utilities 1.9%
Alliant Energy Corp.	129,500	3,606,575
Black Hills Corp.	45,500	1,145,235
MDU Resources Group, Inc.	215,550	4,494,217
NSTAR	125,100	3,980,682
OGE Energy Corp.	113,100	3,741,348
Vectren Corp.	95,000	2,188,800

		19,156,857

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	69,200	1,794,356

Oil, Gas & Consumable Fuels 3.8%
Arch Coal, Inc.	190,300	4,211,339
Bill Barrett Corp.*	45,230	1,483,091
Cimarex Energy Co.	97,690	4,231,931
Comstock Resources, Inc.*	54,600	2,188,368
Encore Acquisition Co.*	65,050	2,432,870
Forest Oil Corp.*	131,470	2,572,868
Frontier Oil Corp.	122,600	1,706,592
Mariner Energy, Inc.*	119,300	1,691,674
Newfield Exploration Co.*	155,300	6,609,568
Overseas Shipholding Group, Inc.	27,330	1,021,322
Patriot Coal Corp.*(a)	87,800	1,032,528
Plains Exploration & Production Co.*	163,080	4,510,793
Quicksilver Resources, Inc.*(a)	138,700	1,968,153
Southern Union Co.	145,300	3,020,787

		38,681,884

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*	142,510	950,542

Personal Products 0.6%
Alberto-Culver Co.	99,970	2,767,170
NBTY, Inc.*	72,450	2,867,571

		5,634,741

Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.*	137,260	3,106,194
Medicis Pharmaceutical Corp., Class A	67,300	1,436,855
Perrigo Co.	92,900	3,157,671
Sepracor, Inc.*	130,000	2,977,000
Valeant Pharmaceuticals International*	79,000	2,216,740

		12,894,460

Professional Services 1.4%
Corporate Executive Board Co. (The)	40,000	996,000
FTI Consulting, Inc.*	60,600	2,582,166
Kelly Services, Inc., Class A	31,100	382,530
Korn/Ferry International*	53,500	780,565
Manpower, Inc.	91,800	5,205,978
MPS Group, Inc.*	109,000	1,146,680
Navigant Consulting, Inc.*	56,680	765,180
Watson Wyatt Worldwide, Inc., Class A	50,000	2,178,000

		14,037,099

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Investment Trusts (REITs) 6.6%
Alexandria Real Estate Equities, Inc.(a)	50,850	$2,763,698
AMB Property Corp.	171,270	3,930,647
BRE Properties, Inc.	61,900	1,937,470
Camden Property Trust	75,100	3,026,530
Corporate Office Properties Trust SBI MD	67,900	2,504,152
Cousins Properties, Inc.	108,791	900,789
Duke Realty Corp.	262,230	3,149,382
Equity One, Inc.	38,440	602,355
Essex Property Trust, Inc.	33,000	2,626,140
Federal Realty Investment Trust	71,600	4,394,092
Highwoods Properties, Inc.	83,000	2,610,350
Hospitality Properties Trust	143,040	2,913,725
Liberty Property Trust	130,700	4,251,671
Macerich Co. (The)(a)	94,647	2,870,644
Mack-Cali Realty Corp.	91,710	2,964,984
Nationwide Health Properties, Inc.	125,020	3,874,370
Omega Healthcare Investors, Inc.	97,500	1,561,950
Potlatch Corp.	46,498	1,322,868
Rayonier, Inc.	92,677	3,791,416
Realty Income Corp.(a)	122,100	3,131,865
Regency Centers Corp.	94,000	3,482,700
SL Green Realty Corp.(a)	90,000	3,946,500
UDR, Inc.	176,283	2,774,694
Weingarten Realty Investors	122,000	2,430,240

		67,763,232

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	48,930	2,317,814

Road & Rail 1.1%
Con-way, Inc.	57,400	2,199,568
J.B. Hunt Transport Services, Inc.	102,500	3,293,325
Kansas City Southern*	111,100	2,943,039
Landstar System, Inc.	60,100	2,287,406
Werner Enterprises, Inc.	51,250	954,787

		11,678,125

Semiconductors & Semiconductor Equipment 2.3%
Atmel Corp.*	528,200	2,213,158
Cree, Inc.*	118,000	4,336,500
Fairchild Semiconductor International, Inc.*	145,000	1,483,350
Integrated Device Technology, Inc.*	193,830	1,310,291
International Rectifier Corp.*	83,400	1,625,466
Intersil Corp., Class A	143,200	2,192,392
Lam Research Corp.*	148,280	5,065,245
RF Micro Devices, Inc.*	312,700	1,697,961
Semtech Corp.*	71,900	1,223,019
Silicon Laboratories, Inc.*	52,500	2,433,900

		23,581,282

Software 3.4%
ACI Worldwide, Inc.*	39,800	602,174
Advent Software, Inc.*(a)	18,200	732,550
ANSYS, Inc.*	103,200	3,866,904
Cadence Design Systems, Inc.*	311,900	2,289,346
FactSet Research Systems, Inc.(a)	49,100	3,252,384
Fair Isaac Corp.	57,220	1,229,658
Informatica Corp.*	103,500	2,337,030
Jack Henry & Associates, Inc.	98,600	2,314,142
Mentor Graphics Corp.*	114,800	1,068,788
MICROS Systems, Inc.*	93,700	2,828,803
Parametric Technology Corp.*	136,090	1,880,764
Quest Software, Inc.*	71,300	1,201,405
Rovi Corp.*	119,100	4,001,760
Sybase, Inc.*	94,736	3,685,230
Synopsys, Inc.*	170,700	3,827,094

		35,118,032

Specialty Retail 5.3%
Aaron’s, Inc.	63,500	1,676,400
Advance Auto Parts, Inc.	111,750	4,389,540
Aeropostale, Inc.*	78,650	3,418,915
American Eagle Outfitters, Inc.	242,800	4,093,608
AnnTaylor Stores Corp.*	68,720	1,091,961
Barnes & Noble, Inc.(a)	46,200	1,026,564
CarMax, Inc.*	258,000	5,392,200
Chico’s FAS, Inc.*	208,300	2,707,900
Coldwater Creek, Inc.*	66,000	541,200
Collective Brands, Inc.*	75,000	1,299,750
Dick’s Sporting Goods, Inc.*	102,840	2,303,616
Foot Locker, Inc.	183,100	2,188,045
Guess?, Inc.	68,000	2,518,720
J Crew Group, Inc.*	65,200	2,335,464
PetSmart, Inc.	146,400	3,184,200
Rent-A-Center, Inc., Class A*	77,300	1,459,424
Ross Stores, Inc.	146,500	6,998,305
Urban Outfitters, Inc.*	151,800	4,579,806
Williams-Sonoma, Inc.	123,800	2,504,474

		53,710,092

Textiles, Apparel & Luxury Goods 1.1%
Fossil, Inc.*	56,200	1,598,890
Hanesbrands, Inc.*	110,900	2,373,260
Phillips-Van Heusen Corp.	60,500	2,588,795
Timberland Co. (The), Class A*	52,500	730,800
Under Armour, Inc., Class A*(a)	43,900	1,221,737
Warnaco Group, Inc. (The)*	53,220	2,334,229

		10,847,711

Thrifts & Mortgage Finance 1.2%
Astoria Financial Corp.	95,350	1,052,664
First Niagara Financial Group, Inc.	214,500	2,644,785
New York Community Bancorp, Inc.(a)	409,728	4,679,094
NewAlliance Bancshares, Inc.	125,000	1,337,500
Washington Federal, Inc.	127,689	2,152,836

		11,866,879

Tobacco 0.1%
Universal Corp.	29,100	1,216,962

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Trading Companies & Distributors 0.4%
GATX Corp.	53,900	$1,506,505
MSC Industrial Direct Co., Class A	51,300	2,235,654
United Rentals, Inc.*	70,281	723,894

		4,466,053

Water Utilities 0.3%
Aqua America, Inc.	159,200	2,808,288

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc.*	80,500	1,408,750
Telephone & Data Systems, Inc.	111,100	3,445,211

		4,853,961

Total Common Stocks (cost $1,154,223,940)		1,011,309,470

Repurchase Agreements 4.9%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $5,000,010, collateralized by U.S. Government Agency Securities ranging from 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value of $5,100,000 (c)	$5,000,000	5,000,000
Barclays Capital , 0.05%, dated 09/30/09, due 10/01/09, repurchase price $30,000,042, collateralized by U.S. Treasury Notes ranging from 2.38% - 3.75%, maturing 08/31/14 - 11/15/18; total market value of $30,600,001 (c)	30,000,000	30,000,000
Goldman Sachs & Co., 0.06%, dated 09/30/09, due 10/01/09, repurchase price $14,960,908, collateralized by U.S. Government Agency Securities ranging from 0.55%- 7.50%, maturing 04/01/17 - 03/01/48; total market value of $15,260,101. (c)	14,960,883	14,960,883

Total Repurchase Agreements (cost $49,960,883)		$49,960,883

Total Investments (cost $1,204,184,823) (d) — 104.1%		1,061,270,353

Liabilities in excess of other assets — (4.1%)		(41,773,802)

NET ASSETS — 100.0%		$1,019,496,551

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $48,463,695.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $49,960,883.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $1,218,535,756, tax unrealized appreciation and depreciation were $74,649,062 and $(231,914,465), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

129	S&P 400 Futures	12/18/09	$8,890,680	$102,079
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,011,309,470	$—	$—	$1,011,309,470
Future	102,079	—	—	102,079
Repurchase Agreements	—	49,960,883	—	49,960,883

Total Assets	1,011,411,549	49,960,883	—	1,061,372,432

Total	$1,011,411,549	$49,960,883	$—	$1,061,372,432

Amounts designated as “—” which may include fair valued securities valued at zero.
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Mid Cap Index Fund

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	102,079
Commodity contracts	—
Other contracts	—

Total	$102,079

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Money Market Fund
Certificates of Deposit 10.2%

	Principal	Market
	Amount	Value

Commercial Banks 10.2%
ABN Amro Bank NV Chicago,
0.24%, 10/09/09	$20,000,000	$20,000,000
Banco Bilbao Vizcaya Argentaria SA,
1.06%, 11/02/09	25,000,000	25,000,220
Barclays Bank PLC,
0.80%, 01/19/10	35,000,000	35,000,000
Calyon New York,
0.36%, 10/13/09	100,000,000	100,000,000
Canadian Imperial Bank of Commerce — New York,
0.38%, 03/22/10	26,000,000	26,000,000
Societe Generale — New York,
0.62%, 11/23/09	25,000,000	25,000,000

		231,000,220

Total Certificates of Deposit (cost $231,000,220)		231,000,220

Commercial Paper 66.3%

	Principal	Market
	Amount	Value

Beverages 3.5%
Coca-Cola Co. (The)
0.30%, 11/02/09(a)	40,023,000	40,012,327
0.15%, 11/09/09(a)	39,900,000	39,893,464

Capital Markets 0.2%
ING US Funding LLC,
0.38%, 03/15/10	5,000,000	4,991,292

Chemicals 3.5%
BASF SE
0.80%, 11/16/09(a)	40,000,000	39,959,331
0.37%, 11/23/09(a)	4,000,000	3,997,821
EI Du Pont de Nemours & Co.
0.17%, 10/22/09(a)	1,260,000	1,259,875
0.16%, 10/30/09(a)	35,000,000	34,995,489

		80,212,516

Commercial Banks 6.6%
Security Life of Denver Insurance Co.,
2.50%, 11/12/09	20,000,000	20,000,000
Societe Generale — Paris,
0.48%, 02/11/10	25,000,000	25,000,000
Union Bank of California NA
0.30%, 11/04/09	40,000,000	40,000,000
0.32%, 11/10/09	15,000,000	15,000,000
0.35%, 11/17/09	50,000,000	50,000,000

		150,000,000

Diversified Financial Services 47.3%
Atlantic Asset Securitization LLC
0.21%, 10/02/09(a)	3,200,000	3,199,981
0.26%, 10/06/09(a)	35,000,000	34,998,736
0.31%, 10/09/09(a)	8,000,000	7,999,449
0.22%, 11/04/09(a)	43,400,000	43,390,983
0.25%, 12/02/09(a)	5,000,000	4,997,847
0.24%, 12/04/09(a)	17,700,000	17,692,448
Barton Capital Corp.
0.32%, 10/08/09(a)	45,344,000	45,341,178
0.20%, 10/13/09(a)	6,000,000	5,999,600
0.21%, 11/03/09(a)	32,000,000	31,993,840
0.23%, 12/09/09(a)	29,000,000	28,987,216
Edison Asset Securitization LLC
0.40%, 10/01/09(a)	82,000,000	82,000,000
0.60%, 12/11/09(a)	39,700,000	39,653,022
Enterprise Funding Co. LLC
0.20%, 11/18/09(a)	60,700,000	60,683,511
0.24%, 12/17/09(a)	50,000,000	49,974,333
Fairway Finance LLC
0.33%, 10/05/09(a)	20,000,000	19,999,267
0.27%, 01/07/10(a)	35,000,000	34,974,275
Falcon Asset Securitization Co. LLC
0.20%, 10/13/09(a)	85,000,000	84,994,333
0.20%, 10/27/09(a)	26,000,000	25,996,245
FCAR Owner Trust
1.17%, 10/13/09	105,900,000	105,858,699
1.33%, 11/02/09	8,900,000	8,889,478
General Electric Capital Corp.,
0.39%, 12/01/09	20,000,000	19,986,783
Grampian Funding LLC,
0.28%, 10/01/09(a)	103,300,000	103,300,000
Salisbury Receivables Co. LLC
0.24%, 10/02/09(a)	20,000,000	19,999,867
0.24%, 10/09/09(a)	5,000,000	4,999,733
0.24%, 10/15/09(a)	50,000,000	49,995,333
0.24%, 10/16/09(a)	11,000,000	10,998,900
0.21%, 10/23/09(a)	10,000,000	9,998,717
0.21%, 10/26/09(a)	15,000,000	14,997,813
Sheffield Receivables Corp.
0.25%, 10/26/09(a)	10,000,000	9,998,264
0.25%, 11/03/09(a)	20,000,000	19,995,417
Starbird Funding Corp.
0.20%, 10/02/09(a)	3,500,000	3,499,980
0.21%, 10/20/09(a)	13,000,000	12,998,559
0.30%, 10/22/09(a)	16,000,000	15,997,200
0.20%, 10/26/09(a)	6,000,000	5,999,167
0.21%, 11/03/09(a)	30,000,000	29,994,225
Surrey Funding Corp.,
0.22%, 10/20/09(a)	5,000,000	4,999,419

		1,075,383,818

Food Products 0.9%
Nestle Capital Corp.
0.70%, 10/09/09(a)	12,500,000	12,498,077
0.18%, 11/24/09(a)	6,400,000	6,398,272

		18,896,349

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudit.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Money Market Fund (Continued)
Commercial Paper (continued)

	Principal	Market
	Amount	Value

Health Care Providers & Services 1.1%
Johnson & Johnson,
0.25%, 10/26/09(a)	$25,000,000	$24,995,660

Personal Products 3.2%
Procter & Gamble International Funding SCA
0.21%, 10/21/09(a)	12,400,000	12,398,553
0.20%, 10/22/09(a)	43,420,000	43,414,934
0.18%, 11/02/09(a)	3,400,000	3,399,456
0.23%, 01/06/10(a)	13,200,000	13,191,820

Total Commercial Paper (cost $1,506,790,189)		1,506,790,189

Corporate Bonds 0.6%

	Principal	Market
	Amount	Value

Diversified Financial Services 0.4%
General Electric Capital Corp.
0.52%, 05/10/10(c)	7,000,000	6,879,133
4.25%, 09/13/10	1,400,000	1,443,916

		8,323,049

Personal Products 0.2%
Procter & Gamble International Funding SCA,
0.71%, 02/08/10(c)	6,000,000	6,000,000

Total Corporate Bonds (cost $14,323,049)		14,323,049

U.S. Government Sponsored & Agency Obligations 14.2%

	Principal	Market
	Amount	Value

Federal Farm Credit Banks,
1.10%, 11/20/09(c)	20,000,000	20,000,000
Federal Home Loan Banks
0.62%, 11/05/09(c)	15,000,000	15,000,000
1.05%, 02/23/10	20,000,000	19,991,992
0.79%, 03/11/10(c)	11,000,000	10,999,370
0.80%, 06/18/10	30,000,000	30,000,000
0.70%, 06/25/10	24,430,000	24,430,000
0.72%, 06/28/10	35,000,000	35,000,000
0.23%, 07/09/10(c)	100,000,000	100,000,000
0.55%, 08/04/10	30,000,000	29,983,040
Federal Home Loan Mortgage Corp.,
4.13%, 11/30/09	20,000,000	20,102,515
Federal National Mortgage Association,
0.50%, 11/16/09	16,890,000	16,879,209

Total U.S. Government Sponsored & Agency Obligations (cost $322,386,126)		322,386,126

Mutual Funds 8.7%

	Principal	Market
	Amount	Value

Money Market Funds 8.7%
BlackRock Liquidity Funds TempCash Portfolio, 0.30%(d)	110,096,804	110,096,804
BlackRock Liquidity Funds TempFund Portfolio, 0.21%(d)	87,180,658	87,180,658

Total Mutual Funds (cost $197,277,462)		197,277,462

Total Investments (cost $2,271,777,046) (e) — 100.0%		2,271,777,046

Other assets in excess of liabilities — 0.0%		339,925

NET ASSETS — 100.0%		$2,272,116,971

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $1,217,063,937 which represents 53.57% of net assets.

(b)	Fair Valued Security.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(d)	Represents 7-day effective yield as of 9/30/2009

(e)	At September 30, 2009, the tax basis cost of the Fund’s investments was $2,271,777,046.

LLC	Limited Liability Company

NV	Public Traded Company

PLC	Public Limited Company

SCA	Limited partnership with share capital

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Money Market Fund (Continued)
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$231,000,220	$—	$231,000,220
Commercial Paper	—	1,506,790,189	—	1,506,790,189
Corporate Bonds	—	14,323,049	—	14,323,049
Mutual Funds	197,277,462	—	—	197,277,462
U.S. Government Sponsored & Agency Obligations	—	322,386,126	—	322,386,126

Total Assets	197,277,462	2,074,499,584	—	2,271,777,046

Total	$197,277,462	$2,074,499,584	$—	$2,271,777,046

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Money Market Fund II
Certificates of Deposit 6.2%

	Principal	Market
	Amount	Value

Commercial Banks 6.2%
Banco Bilbao Vizcaya Argentaria SA,
1.06%, 11/02/09	$4,000,000	$4,000,035
Calyon New York,
0.36%, 10/13/09	4,000,000	4,000,000
Canadian Imperial Bank of Commerce — New York,
0.38%, 03/22/10	3,500,000	3,500,000
Societe Generale — New York,
0.62%, 11/23/09	7,000,000	7,000,000

		18,500,035

Total Certificates of Deposit (cost $18,500,035)		18,500,035

Commercial Paper 77.0%

	Principal	Market
	Amount	Value

Beverages 5.2%
Coca-Cola Co. (The),
0.17%, 11/09/09(a)	15,500,000	15,497,145

Capital Markets 4.7%
BNP Paribas Finance, Inc.,
0.20%, 10/28/09	12,000,000	11,998,200
ING US Funding LLC,
0.38%, 03/15/10	2,000,000	1,996,517

		13,994,717

Chemicals 7.0%
BASF SE
0.52%, 10/13/09(a)	9,000,000	8,998,440
0.80%, 11/16/09(a)	2,000,000	1,997,966
EI Du Pont de Nemours & Co.,
0.15%, 10/22/09(a)	10,000,000	9,999,125

		20,995,531

Diversified Financial Services 54.9%
ABN Amro North America Finance, Inc.,
0.23%, 10/28/09	9,000,000	8,998,447
Atlantic Asset Securitization LLC
0.20%, 10/09/09(a)	4,000,000	3,999,822
0.22%, 11/04/09(a)	500,000	499,896
0.23%, 12/04/09(a)	11,000,000	10,995,503
Barton Capital Corp.,
0.21%, 11/03/09(a)	2,068,000	2,067,602
Chariot Funding LLC
0.20%, 10/09/09(a)	6,000,000	5,999,733
0.21%, 10/29/09(a)	7,100,000	7,098,841
Edison Asset Securitization LLC
0.26%, 11/24/09(a)	3,000,000	2,998,830
0.60%, 12/11/09(a)	12,750,000	12,734,912
Enterprise Funding Co. LLC
0.20%, 11/18/09(a)	3,000,000	2,999,200
0.24%, 12/17/09(a)	10,109,000	10,103,811
Enterprise Funding Co., LLC,
0.22%, 10/08/09(a)	2,010,000	2,009,914
Fairway Finance LLC
0.17%, 10/05/09(a)	9,000,000	8,999,830
0.20%, 10/19/09(a)	6,000,000	5,999,400
Falcon Asset Securitization Co. LLC,
0.20%, 10/13/09(a)	15,000,000	14,999,000
FCAR Owner Trust,
1.17%, 10/13/09	15,000,000	14,994,150
Salisbury Receivables Co. LLC
0.24%, 10/02/09(a)	4,000,000	3,999,973
0.24%, 10/09/09(a)	3,000,000	2,999,840
Salisbury Receivables Co., LLC,
0.23%, 10/19/09(a)	8,000,000	7,999,080
Sheffield Receivables Corp.
0.25%, 10/26/09(a)	5,000,000	4,999,132
0.24%, 11/03/09(a)	2,000,000	1,999,560
0.24%, 11/04/09(a)	5,000,000	4,998,867
Societe Generale North America, Inc.,
0.22%, 10/07/09	6,400,000	6,399,765
Starbird Funding Corp.
0.20%, 10/02/09(a)	12,000,000	11,999,933
0.20%, 10/26/09(a)	3,000,000	2,999,584

		163,894,625

Food Products 2.4%
Nestle Capital Corp.,
0.12%, 11/30/09(a)	7,300,000	7,298,540

Personal Products 2.8%
Procter & Gamble International Funding SCA
0.20%, 12/01/09(a)	3,247,000	3,245,900
0.23%, 01/06/10(a)	5,000,000	4,996,901

Total Commercial Paper (cost $229,923,359)		229,923,359

Corporate Bonds 2.6%

	Principal	Market
	Amount	Value

Diversified Financial Services 1.6%
General Electric Capital Corp.
0.53%, 10/26/09(b)	1,000,000	998,689
3.75%, 12/15/09	1,500,000	1,504,697
0.64%, 10/06/10(b)	2,300,000	2,294,493

		4,797,879

Personal Products 1.0%
Procter & Gamble International Funding SCA,
0.71%, 02/08/10(b)	3,000,000	3,000,000

Total Corporate Bonds (cost $7,797,879)		$7,797,879

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Money Market Fund II
U.S. Government Sponsored & Agency Obligations 8.7%

	Principal	Market
	Amount	Value

Federal Home Loan Banks
1.05%, 02/23/10	$5,000,000	$4,997,998
0.79%, 03/11/10(b)	4,000,000	3,999,771
0.72%, 06/28/10	5,000,000	5,000,000
0.23%, 07/09/10(b)	10,000,000	10,000,000
0.55%, 08/04/10	2,000,000	1,998,869

Total U.S. Government Sponsored & Agency Obligations (cost $25,996,638)		25,996,638

Mutual Funds 5.4%

		Market
	Shares	Value

Money Market Funds 5.4%
BlackRock Liquidity Funds TempCash Portfolio, 0.30%(c)	15,262,446	15,262,446
BlackRock Liquidity Funds TempFund Portfolio, 0.21%(c)	905,668	905,669

Total Mutual Funds (cost $16,168,115)		16,168,115

Total Investments (cost $298,386,026) (d) — 99.9%		298,386,026

Other assets in excess of liabilities — 0.1%		187,783

NET ASSETS — 100.0%		$298,573,809

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $185,536,280 which represents 62.14% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $298,386,026.

LLC	Limited Liability Company

SCA	Limited partnership with share capital

SE	Sweden
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Money Market Fund II
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$18,500,035	$—	$18,500,035
Commercial Paper	—	229,923,359	—	229,923,359
Corporate Bonds	—	7,797,879	—	7,797,879
Mutual Funds	16,168,115	—	—	16,168,115
U.S. Government Sponsored & Agency Obligations	—	25,996,638	—	25,996,638

Total Assets	16,168,115	282,217,911	—	298,386,026

Total	$16,168,115	$282,217,911	$—	$298,386,026

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks 92.9%

		Market
	Shares	Value

AUSTRALIA 5.5%
Beverages 0.2%
Coca-Cola Amatil Ltd.(a)	95,700	$827,853

Biotechnology 0.8%
CSL Ltd.(a)	150,667	4,440,008

Chemicals 0.1%
Incitec Pivot Ltd.(a)	150,500	374,249

Containers & Packaging 0.1%
Amcor Ltd.(a)	84,900	409,149

Food & Staples Retailing 0.4%
Woolworths Ltd.(a)	91,090	2,347,844

Health Care Equipment & Supplies 1.2%
Cochlear Ltd.(a)	115,594	6,798,397

Insurance 0.9%
QBE Insurance Group Ltd.(a)	229,092	4,843,895

Metals & Mining 1.5%
BHP Billiton Ltd.(a)	242,913	8,011,398
OZ Minerals Ltd.*(a)	407,400	408,607

		8,420,005

Oil, Gas & Consumable Fuels 0.2%
Arrow Energy Ltd.*(a)	146,300	550,174
Centennial Coal Co., Ltd.(a)	213,100	602,940

		1,153,114

Road & Rail 0.1%
Asciano Group*(a)	369,000	536,612

Specialty Retail 0.0%
JB Hi-Fi Ltd.(a)	14,100	246,340

		30,397,466

AUSTRIA 0.3%
Building Products 0.1%
Wienerberger AG*(a)	31,525	653,380

Construction & Engineering 0.1%
Strabag SE(a)	10,913	354,744

Machinery 0.1%
Andritz AG(a)	15,200	761,383

		1,769,507

BELGIUM 2.2%
Beverages 2.0%
Anheuser-Busch InBev NV(a)	242,626	11,128,758

Electrical Equipment 0.2%
Bekaert SA(a)	6,400	848,390

		11,977,148

BERMUDA 0.7%
Energy Equipment & Services 0.7%
Seadrill Ltd.*(a)	177,600	3,718,128

Media 0.0%
Central European Media Enterprises Ltd., Class A*	7,600	260,300

		3,978,428

BRAZIL 1.5%
Diversified Financial Services 0.2%
BM&F Bovespa SA	175,900	1,299,690

Diversified Telecommunication Services 0.1%
Global Village Telecom Holding SA*	27,300	625,330

Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao Grupo Par de Acucar ADR	14,954	841,910

Food Products 0.0%
Cosan SA Industria e Comercio*	16,700	185,231

Household Durables 0.1%
PDG Realty SA Empreendimentos e Participacoes	45,200	375,306

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA ADR	106,063	4,169,337

Paper & Forest Products 0.2%
Aracruz Celulose SA ADR*	49,252	1,096,349

		8,593,153

CANADA 5.5%
Aerospace & Defense 0.4%
Bombardier, Inc., Class B	487,496	2,262,976

Construction & Engineering 0.1%
SNC-Lavalin Group, Inc.	12,760	576,235

Energy Equipment & Services 0.4%
Precision Drilling Trust	338,228	2,242,452

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	42,700	747,794

Metals & Mining 0.5%
Agnico-Eagle Mines Ltd.	12,100	818,345
Eldorado Gold Corp.*	46,300	525,856
First Quantum Minerals Ltd.	23,178	1,515,397

		2,859,598

Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	59,047	3,987,389
EnCana Corp.	54,239	3,140,913
Pacific Rubiales Energy Corp.*	19,400	240,269
Suncor Energy, Inc.	137,775	4,812,763
Talisman Energy, Inc.	260,478	4,532,485

		16,713,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

CANADA (continued)
Paper & Forest Products 0.1%
Sino-Forest Corp., Class A*	39,900	$630,186

Road & Rail 0.6%
Canadian National Railway Co.	67,267	3,312,930

Textiles, Apparel & Luxury Goods 0.3%
Gildan Activewear, Inc.*	76,200	1,502,664

		30,848,654

CHINA 0.0%
Real Estate Management & Development 0.0%
Sino-Ocean Land Holdings Ltd.(a)	193,500	174,441

DENMARK 1.9%
Construction & Engineering 0.3%
FLSmidth & Co. AS(a)	28,400	1,556,208

Pharmaceuticals 1.4%
Novo Nordisk AS, Class B(a)	125,828	7,913,827

Road & Rail 0.2%
DSV AS*(a)	63,118	1,131,312

		10,601,347

FINLAND 0.5%
Communications Equipment 0.4%
Nokia OYJ(a)	151,387	2,220,414

Machinery 0.1%
Kone OYJ, Class B(a)	12,300	452,751

		2,673,165

FRANCE 4.8%
Commercial Banks 1.1%
BNP Paribas(a)	78,646	6,311,509

Food Products 0.6%
Dannone SA(a)	52,164	3,155,404

Information Technology Services 0.7%
Cap Gemini SA(a)	78,033	4,101,057

Insurance 0.8%
AXA SA(a)	163,972	4,451,009

Media 0.3%
M6-Metropole Television(a)	18,400	485,207
Publicis Groupe(a)	30,900	1,245,556

		1,730,763

Oil, Gas & Consumable Fuels 1.3%
Total SA(a)	118,403	7,037,834

		26,787,576

GERMANY 6.1%
Chemicals 0.3%
Lanxess AG(a)	32,600	1,121,266
Wacker Chemie AG(a)	2,600	404,373

		1,525,639

Construction Materials 0.1%
HeidelbergCement AG(a)	7,034	454,643

Diversified Financial Services 0.3%
Deutsche Boerse AG(a)	23,861	1,946,511

Internet Software & Services 0.2%
United Internet AG*(a)	74,600	1,123,520

Pharmaceuticals 2.8%
Bayer AG(a)	130,672	9,044,809
Merck KGaA(a)	66,526	6,602,173

		15,646,982

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG*(a)	212,164	1,192,456

Software 0.4%
SAP AG(a)	43,585	2,113,452

Textiles, Apparel & Luxury Goods 1.8%
Adidas AG(a)	41,954	2,216,999
Puma AG Rudolf Dassler Sport(a)	23,658	7,814,234

		10,031,233

		34,034,436

GREECE 0.3%
Commercial Banks 0.3%
Piraeus Bank SA*(a)	95,908	1,787,769

HONG KONG 3.3%
Commercial Banks 0.0%
Wing Hang Bank Ltd.(a)	15,500	151,974

Distributors 0.7%
Li & Fung Ltd.(a)	1,000,000	4,006,523

Diversified Financial Services 0.1%
China Everbright Ltd.(a)	162,000	366,376

Hotels, Restaurants & Leisure 0.4%
Melco Crown Entertainment Ltd. ADR*	304,059	2,116,251

Household Durables 0.1%
Techtronic Industries Co.(a)	410,000	335,822

Industrial Conglomerates 1.1%
Hutchison Whampoa Ltd.(a)	867,000	6,235,156

Paper & Forest Products 0.3%
Nine Dragons Paper Holdings Ltd.(a)	1,286,000	1,646,697

Real Estate Investment Trusts (REITs) 0.0%
Link REIT (The)(a)	76,000	167,029

Specialty Retail 0.6%
Esprit Holdings Ltd.(a)	469,700	3,147,260

		18,173,088

HUNGARY 0.3%
Commercial Banks 0.3%
OTP Bank PLC*(a)	54,900	1,580,768

INDIA 2.4%
Electrical Equipment 0.5%
Bharat Heavy Electricals, Ltd.(a)	59,895	2,884,734

IT Services 1.7%
Infosys Technologies Ltd. ADR	177,021	8,583,748
Satyam Computer Services Ltd. ADR	159,500	1,049,510

		9,633,258

Real Estate Management & Development 0.2%
Housing Development & Infrastructure Ltd.*(a)	135,500	901,540

		13,419,532

INDONESIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Bumi Resources Tbk PT(a)	3,569,500	1,176,934

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

IRELAND 2.6%
Construction Materials 0.5%
CRH PLC(a)	103,862	$2,875,857
CRH PLC (a)	81	2,249

		2,878,106

Pharmaceuticals 1.9%
Shire PLC(a)	528,248	9,170,284
Warner Chilcott PLC, Class A*	55,500	1,199,910

		10,370,194

Professional Services 0.2%
Experian PLC(a)	109,500	924,649

		14,172,949

ISRAEL 2.2%
Pharmaceuticals 2.2%
Teva Pharmaceutical Industries Ltd. - IL ADR	243,329	12,302,714

ITALY 2.7%
Aerospace & Defense 1.4%
Finmeccanica SpA(a)	449,107	7,955,289

Oil, Gas & Consumable Fuels 1.2%
ENI SpA(a)	262,835	6,567,936

Textiles, Apparel & Luxury Goods 0.1%
Bulgari SpA(a)	95,778	741,941

		15,265,166

JAPAN 7.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.(a)	44,000	721,998

Auto Components 0.8%
Aisin Seiki Co. Ltd.(a)	21,300	517,338
Denso Corp.(a)	107,900	3,164,396
Sumitomo Rubber Industries, Ltd.(a)	85,200	802,437

		4,484,171

Automobiles 0.6%
Toyota Motor Corp.	83,800	3,332,769

Chemicals 0.2%
Mitsubishi Gas Chemical Co., Inc.(a)	26,000	140,884
Nitto Denko Corp.(a)	6,600	201,669
Ube Industries Ltd.(a)	246,000	644,336

		986,889

Construction & Engineering 0.2%
JGC Corp.(a)	63,000	1,281,771

Consumer Finance 0.2%
ORIX Corp.(a)	21,400	1,299,778

Electronic Equipment, Instruments & Components 2.7%
HOYA Corp.(a)	184,500	4,346,850
Keyence Corp.(a)	19,940	4,248,264
Nidec Corp.(a)	78,400	6,346,940

		14,942,054

Household Durables 0.0%
Makita Corp.(a)	7,400	233,866

Machinery 1.2%
Fanuc Ltd.(a)	46,900	4,188,685
Hitachi Construction Machinery Co., Ltd.(a)	22,200	474,731
NGK Insulators Ltd.(a)	27,000	622,952
NSK Ltd.(a)	139,000	859,008
Sumitomo Heavy Industries Ltd.*(a)	151,000	732,386

		6,877,762

Media 0.1%
Nippon Television Network Corp.(a)	3,500	502,575

Metals & Mining 0.1%
Tokyo Steel Manufacturing Co. Ltd.(a)	19,300	236,085

Pharmaceuticals 0.2%
Shionogi & Co. Ltd.(a)	41,000	969,871

Semiconductors & Semiconductor Equipment 0.2%
Shinko Electric Industries Co., Ltd.(a)	65,600	1,163,267

Software 0.1%
Trend Micro, Inc.(a)	10,800	400,718

Specialty Retail 0.2%
Nitori Co. Ltd.(a)	2,900	246,744
Yamada Denki Co. Ltd.(a)	15,100	1,018,753

		1,265,497

Trading Companies & Distributors 0.3%
Marubeni Corp.(a)	296,000	1,486,664

		40,185,735

LUXEMBOURG 0.2%
Media 0.1%
SES SA FDR(a)	28,608	649,581

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA*	8,000	581,920

		1,231,501

MEXICO 2.3%
Media 0.8%
Grupo Televisa SA ADR	253,574	4,713,941

Wireless Telecommunication Services 1.5%
America Movil SAB de CV ADR, Series L	186,187	8,160,576

		12,874,517

NETHERLANDS 4.4%
Air Freight & Logistics 0.9%
TNT NV(a)	194,430	5,224,455

Construction Materials 0.4%
James Hardie Industries NV CDI*(a)	297,400	2,058,898

Diversified Telecommunication Services 1.0%
Koninklijke (Royal) KPN NV(a)	353,184	5,867,057

Energy Equipment & Services 0.1%
Fugro NV CVA(a)	13,698	793,429

Food & Staples Retailing 0.6%
Koninklijke Ahold NV(a)	270,660	3,266,895

Food Products 0.4%
Unilever NV CVA(a)	72,009	2,083,618

Household Durables 0.2%
TomTom NV*(a)	63,300	1,091,700

Life Sciences Tools & Services 0.1%
QIAGEN NV*(a)	22,100	468,272

Professional Services 0.2%
Randstad Holding NV*(a)	19,900	862,073

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV(a)	63,400	1,871,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

NETHERLANDS (continued)
Transportation Infrastructure 0.2%
Koninklijke Vopak NV*(a)	17,500	$1,137,733

		24,725,151

NORWAY 0.5%
Energy Equipment & Services 0.5%
Petroleum Geo-Services ASA*(a)	275,162	2,695,691

PHILIPPINES 1.1%
Wireless Telecommunication Services 1.1%
Philippine Long Distance Telephone Co.(a)	124,010	6,312,541

PORTUGAL 0.1%
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA(a)	77,822	681,515

SINGAPORE 2.9%
Aerospace & Defense 0.6%
Singapore Technologies Engineering Ltd.(a)	1,869,000	3,637,220

Commercial Banks 1.2%
United Overseas Bank Ltd.(a)	562,000	6,665,131

Industrial Conglomerates 1.1%
Keppel Corp. Ltd.(a)	1,064,000	6,079,510

		16,381,861

SOUTH KOREA 1.2%
Auto Components 0.4%
Hyundai Mobis(a)	15,525	2,176,936

Automobiles 0.3%
Kia Motors Corp.*(a)	95,200	1,497,975

Electronic Equipment, Instruments & Components 0.4%
Samsung Electro-Mechanics Co. Ltd.(a)	17,300	1,486,346
Samsung SDI Co. Ltd.(a)	4,900	618,143

		2,104,489

Personal Products 0.1%
Amorepacific Corp.(a)	1,200	859,172

		6,638,572

SPAIN 1.4%
Construction & Engineering 0.2%
Abengoa SA(a)	28,000	813,391

Diversified Telecommunication Services 1.0%
Telefonica SA(a)	207,618	5,744,166

Gas Utilities 0.1%
Enagas(a)	19,200	402,205

Media 0.1%
Gestevision Telecinco SA(a)	44,296	560,382

		7,520,144

SWEDEN 0.8%
Building Products 0.1%
Assa Abloy AB, Class B(a)	46,200	751,102

Commercial Banks 0.1%
Skandinaviska Enskilda Banken AB, Class A*(a)	64,000	433,508

Household Durables 0.2%
Electrolux AB, Series B*(a)	42,500	972,856

Media 0.2%
Modern Times Group AB, Class B(a)	26,400	1,143,469

Metals & Mining 0.1%
Saab AB, Class A, Series A(a)	19,900	309,457
Ssab Svenskt Stal AG, Series B(a)	7,239	102,724

		412,181

Tobacco 0.1%
Swedish Match AB(a)	43,600	878,212

		4,591,328

SWITZERLAND 7.7%
Biotechnology 0.2%
Actelion Ltd.*(a)	16,900	1,050,635

Building Products 0.1%
Geberit AG(a)	3,600	554,164

Chemicals 1.2%
Syngenta AG(a)	28,939	6,650,338

Food Products 1.7%
Nestle SA(a)	228,280	9,745,424

Health Care Equipment & Supplies 1.6%
Nobel Biocare Holding AG(a)	26,000	860,929
Sonova Holding AG (a)	72,110	7,296,229
Straumann Holding AG(a)	2,100	545,006

		8,702,164

Life Sciences Tools & Services 0.4%
Lonza Group AG(a)	18,909	2,063,830

Pharmaceuticals 2.2%
Roche Holding AG(a)	77,716	12,565,798

Professional Services 0.3%
Adecco SA(a)	26,800	1,427,271

		42,759,624

TAIWAN 1.8%
Computers & Peripherals 0.5%
Acer, Inc.(a)	210,000	533,859
Wistron Corp.(a)	991,668	1,839,917

		2,373,776

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

TAIWAN (continued)
Electronic Equipment, Instruments & Components 0.3%
Coretronic Corp.(a)	499,000	$617,771
Everlight Electronics Co. Ltd.(a)	156,000	507,851
Young Fast Optoelectronics Co. Ltd.(a)	49,000	676,989

		1,802,611

Semiconductors & Semiconductor Equipment 1.0%
Prime View International Co. Ltd.*(a)	163,000	254,822
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	2,707,629	5,358,399

		5,613,221

		9,789,608

TURKEY 0.8%
Commercial Banks 0.8%
Akbank TAS(a)	534,793	3,113,435
Asya Katilim Bankasi AS*(a)	512,900	1,079,066

		4,192,501

UNITED KINGDOM 17.5%
Aerospace & Defense 0.7%
BAE Systems PLC(a)	683,929	3,826,112

Capital Markets 0.2%
Man Group PLC(a)	250,100	1,328,213

Chemicals 0.1%
Johnson Matthey PLC(a)	13,100	291,934

Commercial Services & Supplies 0.3%
Serco Group PLC(a)	205,200	1,659,560

Food & Staples Retailing 1.3%
Tesco PLC(a)	1,137,768	7,283,595

Food Products 0.5%
Cadbury PLC(a)	206,715	2,653,422

Health Care Equipment & Supplies 0.6%
Smith & Nephew PLC(a)	369,897	3,321,870

Hotels, Restaurants & Leisure 1.3%
Compass Group PLC(a)	1,167,704	7,152,716
Thomas Cook Group PLC(a)	58,380	217,253

		7,369,969

Household Products 1.8%
Reckitt Benckiser Group PLC(a)	208,617	10,213,376

Independent Power Producers & Energy Traders 1.5%
International Power PLC(a)	1,758,622	8,135,962

Machinery 0.3%
Invensys PLC(a)	328,200	1,532,194

Media 2.1%
Informa PLC(a)	770,967	3,882,993
Reed Elsevier PLC(a)	542,526	4,077,374
WPP PLC(a)	465,318	4,002,130

		11,962,497

Metals & Mining 0.2%
Vedanta Resources PLC(a)	40,600	1,235,662

Oil, Gas & Consumable Fuels 1.4%
BG Group PLC(a)	305,741	5,328,751
Tullow Oil PLC(a)	138,000	2,496,852

		7,825,603

Professional Services 0.6%
Capita Group PLC (The)(a)	287,322	3,323,587

Specialty Retail 0.2%
Carphone Warehouse Group PLC(a)	299,500	919,419

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC(a)	59,200	477,495

Tobacco 2.8%
British American Tobacco PLC(a)	158,324	4,973,460
Imperial Tobacco Group PLC(a)	360,969	10,457,331

		15,430,791

Trading Companies & Distributors 0.1%
Travis Perkins PLC(a)	41,300	551,224

Wireless Telecommunication Services 1.4%
Vodafone Group PLC(a)	3,552,261	7,979,951

		97,322,436

Total Common Stocks (cost $476,065,293)		517,616,966

Participation Note 0.1%

	Principal	Market
	Amount	Value

SWITZERLAND 0.1%
Food Products 0.1%
Lindt & Spruengli AG (a)	239	580,786

Total Participation Note (cost $488,330)		580,786

Right 0.0%

	Number of	Market
	Rights	Value

FRANCE 0.0%
Commercial Banks 0.0%
BNP Paribas 10/13/2009*	78,646	170,328

Total Right (cost $—)		170,328

Exchange Traded Fund 0.2%

		Market
	Shares	Value

Mutual Funds 0.2%
iShares MSCI Taiwan Index Fund	95,100	$1,169,730

Total Exchange Traded Fund (cost $928,180)		1,169,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
Mutual Fund 6.3%

		Market
	Shares	Value

Money Market Fund 6.3%
AIM Liquid Assets Portfolio, 0.27%(b)	35,051,958	35,051,958

Total Mutual Fund (cost $35,051,958)		35,051,958

Total Investments (cost $512,533,761) (c) — 99.5%		554,589,768

Other assets in excess of liabilities — 0.5%		2,986,664

NET ASSETS — 100.0%		$557,576,432

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $520,286,643, tax unrealized appreciation and depreciation were $49,518,154 and $(15,215,059), respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

IL	Israel

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REIT	Real Estate Investment Trust

SE	Sweden

SGPS	Holding Enterprise

SpA	Limited Share Company
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Hong Kong Dollar	10/05/09	(566,338)	$(73,075)	$(73,077)	$(2)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	10/06/09	76,943	$67,821	$67,858	$37
Euro	10/01/09	90,060	132,496	131,789	(707)
Japanese Yen	10/01/09	2,422,209	26,946	26,984	38

Total Long Contracts			$227,263	$226,631	$(632)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$81,743,446	$435,873,520	$—	$517,616,966
Exchange Traded Fund	1,169,730	—	—	1,169,730
Forward Currency Contracts	—	75	—	75
Mutual Funds	35,051,958	—	—	35,051,958
Participation Note	—	580,786	—	580,786
Right	—	170,328	—	170,328

Total Assets	117,965,134	436,624,709	—	554,589,843

Liabilities:
Forward Currency Contracts	—	(709)	—	(709)

Total Liabilities	—	(709)	—	(709)

Total	$117,965,134	$436,624,000	$—	$554,589,134

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Growth Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging instruments
under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	75
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$75

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	(709)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$(709)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks 96.8%

		Market
	Shares	Value

AUSTRALIA 4.6%
Airlines 0.4%
Qantas Airways Ltd.(a)	386,926	$971,964

Capital Markets 0.5%
Macquarie Group Ltd.(a)(b)	25,500	1,316,574

Commercial Banks 2.0%
Australia & New Zealand Banking Group Ltd.(a)	155,097	3,322,298
National Australia Bank Ltd.(a)	67,300	1,821,171

		5,143,469

Diversified Telecommunication Services 0.3%
Telstra Corp. Ltd.(a)	271,500	781,907

Insurance 0.2%
Insurance Australia Group Ltd.(a)	178,400	593,046

Metals & Mining 0.2%
BHP Billiton Ltd.(a)	17,600	580,457

Oil, Gas & Consumable Fuels 0.8%
Santos Ltd.(a)	166,518	2,228,017

Real Estate Management & Development 0.2%
Lend Lease Corp. Ltd.(a)	47,300	440,536

		12,055,970

AUSTRIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
OMV AG(a)	32,030	1,297,775

BELGIUM 0.8%
Beverages 0.8%
Anheuser-Busch InBev NV(a)	45,836	2,102,404

BRAZIL 0.7%
Commercial Banks 0.7%
Banco do Brasil SA	24,300	430,558
Itau Unibanco Holding SA ADR	74,568	1,502,545

		1,933,103

CANADA 2.4%
Aerospace & Defense 0.3%
Bombardier, Inc., Class B	169,000	784,505

Commercial Banks 0.1%
National Bank of Canada	7,400	411,522

Diversified Telecommunication Services 0.3%
Telus Corp., Class A	22,100	687,574

Insurance 0.5%
Fairfax Financial Holdings Ltd.	2,500	928,712
Industrial Alliance Insurance and Financial Services, Inc.	13,300	364,099

		1,292,811

Oil, Gas & Consumable Fuels 1.1%
Nexen, Inc.	40,000	909,354
Suncor Energy, Inc.	35,072	1,225,137
Talisman Energy, Inc.	42,800	744,747

		2,879,238

Pharmaceuticals 0.1%
Biovail Corp.	26,100	402,720

		6,458,370

CHINA 1.7%
Commercial Banks 0.8%
Bank of China Ltd., H Shares(a)	2,455,000	1,287,884
China Merchants Bank Co. Ltd., H Shares(a)	312,000	692,503

		1,980,387

Diversified Telecommunication Services 0.1%
China Telecom Corp., Ltd., H Shares, Class H(a)	382,000	180,436

Oil, Gas & Consumable Fuels 0.8%
China Petroleum & Chemical Corp., H Shares(a)	628,000	533,161
China Shenhua Energy Co. Ltd., H Shares(a)	386,000	1,673,081

		2,206,242

		4,367,065

DENMARK 0.5%
Commercial Banks 0.5%
Danske Bank AS*(a)	47,100	1,244,723

FINLAND 1.6%
Communications Equipment 1.6%
Nokia OYJ(a)	286,112	4,196,444

FRANCE 15.0%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B(a)	25,634	2,018,557

Automobiles 0.5%
Renault SA*(a)	28,600	1,343,634

Building Products 0.6%
Cie de Saint-Gobain(a)	28,766	1,503,159

Chemicals 0.4%
Rhodia SA*(a)	72,112	1,101,623

Commercial Banks 4.2%
BNP Paribas(a)	53,140	4,264,598
Credit Agricole SA(a)	73,357	1,540,116
Natixis*(a)	126,969	769,348
Societe Generale(a)	55,309	4,473,769

		11,047,831

Construction Materials 0.6%
Lafarge SA(a)	17,722	1,589,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Diversified Telecommunication Services 0.6%
France Telecom SA(a)	61,200	$1,632,015

Electric Utilities 0.5%
EDF SA(a)	23,900	1,422,640

Electrical Equipment 0.3%
Schneider Electric SA(a)	8,377	852,320

Food & Staples Retailing 0.6%
Carrefour SA(a)	21,747	990,036
Casino Guichard Perrachon SA(a)	8,500	678,462

		1,668,498

Hotels, Restaurants & Leisure 0.5%
Sodexo(a)	21,570	1,295,560

Media 1.1%
Lagardere SCA(a)	29,000	1,355,128
Vivendi(a)	50,790	1,578,461

		2,933,589

Multi-Utilities 1.0%
GDF Suez(a)	58,425	2,601,233

Oil, Gas & Consumable Fuels 1.4%
Total SA(a)	59,651	3,545,635

Pharmaceuticals 1.9%
Sanofi-Aventis SA(a)	68,326	5,038,732

		39,594,127

GERMANY 12.0%
Air Freight & Logistics 0.6%
Deutsche Post AG(a)	79,640	1,483,697

Automobiles 0.9%
Daimler AG(a)	48,213	2,418,748

Capital Markets 0.7%
Deutsche Bank AG(a)	24,600	1,879,145

Chemicals 1.3%
BASF SE(a)	35,700	1,890,135
Lanxess AG(a)	47,528	1,634,710

		3,524,845

Diversified Telecommunication Services 0.6%
Deutsche Telekom AG(a)	110,100	1,502,563

Electric Utilities 2.0%
E.ON AG(a)	122,823	5,198,505

Food & Staples Retailing 0.5%
Metro AG(a)	23,900	1,349,694

Health Care Providers & Services 0.2%
Celesio AG(a)	11,700	322,411
Fresenius Medical Care AG & Co. KGaA(a)	3,300	164,137

		486,548

Industrial Conglomerates 0.7%
Siemens AG(a)	19,638	1,808,274

Insurance 2.2%
Allianz SE(a)	16,300	2,033,491
Muenchener Rueckversicherungs AG(a)	24,047	3,832,671

		5,866,162

Multi-Utilities 0.6%
RWE AG(a)	17,630	1,635,273

Pharmaceuticals 1.4%
Bayer AG(a)	54,045	3,740,868

Transportation Infrastructure 0.3%
Hamburger Hafen und Logistik AG(a)	16,693	750,939

		31,645,261

GREECE 0.2%
Metals & Mining 0.2%
Sidenor Steel Manufacturing Co. SA*(a)	57,273	430,801

HONG KONG 0.6%
Industrial Conglomerates 0.4%
Hutchison Whampoa Ltd.(a)	136,000	978,064

Real Estate Management & Development 0.2%
China Resources Land Ltd.(a)	316,000	689,335

		1,667,399

INDONESIA 0.6%
Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Tbk PT(a)	819,500	733,559

Gas Utilities 0.3%
PT Perusahaan Gas Negara(a)	2,087,500	783,600

		1,517,159

ISRAEL 0.4%
Chemicals 0.1%
Israel Chemicals Ltd.(a)	37,100	427,906

Diversified Telecommunication Services 0.2%
Bezeq Israeli Telecommunication Corp. Ltd.(a)	210,500	453,484

Wireless Telecommunication Services 0.1%
Partner Communications Co.	10,130	191,492

		1,072,882

ITALY 4.4%
Commercial Banks 1.7%
Intesa Sanpaolo SpA*(a)	335,300	1,487,691
UniCredit SpA*(a)	779,590	3,059,788

		4,547,479

Diversified Telecommunication Services 0.8%
Telecom Italia SpA(a)	722,100	1,269,697
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

ITALY (continued)
Diversified Telecommunication Services (continued)
Telecom Italia SpA RSP(a)	606,200	$746,676

		2,016,373

Electric Utilities 0.6%
Enel SpA(a)	268,500	1,707,821

Gas Utilities 0.6%
Snam Rete Gas SpA(a)	333,138	1,622,230

Oil, Gas & Consumable Fuels 0.7%
ENI SpA(a)	72,800	1,819,186

		11,713,089

JAPAN 13.4%
Automobiles 1.2%
Nissan Motor Co. Ltd.*(a)	470,600	3,171,302

Chemicals 0.4%
Mitsubishi Chemical Holdings Corp.(a)	66,000	273,455
Shin-Etsu Chemical Co. Ltd.(a)	14,600	895,684

		1,169,139

Commercial Banks 1.8%
Chiba Bank Ltd. (The)(a)	165,000	1,018,416
Mitsubishi UFJ Financial Group, Inc.(a)	88,000	470,285
Sumitomo Mitsui Financial Group, Inc.(a)	92,200	3,195,864

		4,684,565

Computers & Peripherals 0.7%
Fujitsu Ltd.(a)	68,000	443,528
Toshiba Corp.*(a)	258,000	1,350,436

		1,793,964

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.(a)	33,100	1,527,625

Electric Utilities 0.4%
Tokyo Electric Power Co., Inc. (The)(a)	40,300	1,055,890

Electrical Equipment 0.6%
Mitsubishi Electric Corp.*(a)	212,000	1,601,899

Electronic Equipment, Instruments & Components 0.6%
FUJIFILM Holdings Corp.(a)	37,200	1,110,846
Kyocera Corp.(a)	5,200	480,353

		1,591,199

Food & Staples Retailing 0.3%
AEON Co., Ltd.(a)	74,300	708,635

Household Durables 0.3%
Sharp Corp.(a)(b)	76,000	843,231

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.(a)(b)	40,300	411,700

Machinery 0.7%
Kubota Corp.(a)	124,000	1,027,310
Sumitomo Heavy Industries Ltd.*(a)	194,000	940,945

		1,968,255

Marine 0.1%
Nippon Yusen KK(a)	97,000	373,557

Multiline Retail 0.1%
Takashimaya Co., Ltd.(a)	32,000	254,990

Office Electronics 0.6%
Ricoh Co., Ltd.(a)	115,000	1,670,312

Pharmaceuticals 0.6%
Astellas Pharma, Inc.(a)	24,100	988,192
Mitsubishi Tanabe Pharma Corp.(a)	37,000	492,233

		1,480,425

Real Estate Management & Development 1.0%
Mitsui Fudosan Co. Ltd.(a)	111,000	1,869,067
Sumitomo Realty & Development Co. Ltd.(a)	39,000	710,426

		2,579,493

Road & Rail 0.5%
East Japan Railway Co.(a)	17,200	1,240,104

Software 0.4%
Nintendo Co. Ltd.(a)	4,100	1,045,543

Tobacco 0.4%
Japan Tobacco, Inc.(a)	322	1,100,894

Trading Companies & Distributors 1.5%
Marubeni Corp.(a)	230,000	1,155,178
Mitsubishi Corp.(a)	78,300	1,574,795
Mitsui & Co. Ltd.(a)	95,600	1,243,727

		3,973,700

Wireless Telecommunication Services 0.4%
KDDI Corp.(a)	175	984,556

		35,230,978

LUXEMBOURG 0.9%
Metals & Mining 0.9%
ArcelorMittal(a)	66,865	2,493,207

NETHERLANDS 5.8%
Diversified Financial Services 0.9%
ING Groep NV CVA*(a)	133,016	2,388,684

Diversified Telecommunication Services 0.6%
Koninklijke (Royal) KPN NV(a)	94,052	1,562,382

Food & Staples Retailing 0.5%
Koninklijke Ahold NV(a)	113,300	1,367,543

Food Products 0.7%
Unilever NV CVA(a)	61,618	1,782,949

Oil, Gas & Consumable Fuels 2.1%
Royal Dutch Shell PLC, Class A(a)	191,893	5,475,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

NETHERLANDS (continued)
Professional Services 0.6%
Randstad Holding NV*(a)(b)	35,300	$1,529,205

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV(a)	40,630	1,199,047

		15,305,580

NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.2%
Telecom Corp. of New Zealand Ltd.(a)	317,400	611,991

NORWAY 0.5%
Oil, Gas & Consumable Fuels 0.5%
StatoilHydro ASA(a)	63,600	1,435,895

RUSSIA 0.6%
Metals & Mining 0.3%
JSC MMC Norilsk Nickel ADR*(a)	55,711	693,613

Oil, Gas & Consumable Fuels 0.3%
Lukoil ADR(a)	13,900	757,683

		1,451,296

SOUTH AFRICA 0.6%
Commercial Banks 0.5%
ABSA Group Ltd.(a)	43,800	702,173
Standard Bank Group Ltd.(a)	51,378	666,944

		1,369,117

Industrial Conglomerates 0.1%
Bidvest Group Ltd.(a)	13,584	215,064

		1,584,181

SOUTH KOREA 0.9%
Commercial Banks 0.4%
Hana Financial Group, Inc.(a)	11,500	394,412
KB Financial Group, Inc.*(a)	11,746	602,734

		997,146

Semiconductors & Semiconductor Equipment 0.5%
Hynix Semiconductor Inc.*(a)	26,600	445,564
Samsung Electronics Co., Ltd.(a)	1,170	807,756

		1,253,320

		2,250,466

SPAIN 3.6%
Commercial Banks 2.7%
Banco Santander SA(a)	436,157	7,045,855

Diversified Telecommunication Services 0.9%
Telefonica SA(a)	87,600	2,423,629

		9,469,484

SWEDEN 1.4%
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B(a)	156,000	1,570,278

Household Durables 0.3%
Electrolux AB, Series B*(a)	38,100	872,137

Paper & Forest Products 0.5%
Svenska Cellulosa AB, Class B(a)	99,000	1,344,878

		3,787,293

SWITZERLAND 2.6%
Capital Markets 0.5%
UBS AG*(a)	72,055	1,321,122

Insurance 0.9%
Zurich Financial Services AG(a)	10,172	2,425,472

Pharmaceuticals 0.7%
Novartis AG(a)	37,620	1,889,682

Professional Services 0.5%
Adecco SA(a)	24,400	1,299,455

		6,935,731

TAIWAN 0.5%
Electronic Equipment & Instruments 0.4%
Hon Hai Precision Industry Co., Ltd. GDR(a)	133,060	1,095,602

Semiconductors & Semiconductor Equipment 0.1%
Siliconware Precision Industries(a)	155,540	218,858

		1,314,460

THAILAND 0.2%
Oil, Gas & Consumable Fuels 0.2%
PTT PCL(a)	55,300	431,877

TURKEY 0.2%
Commercial Banks 0.2%
Turkiye Garanti Bankasi AS(a)	121,900	463,073

UNITED KINGDOM 19.4%
Aerospace & Defense 0.5%
Rolls-Royce Group PLC*(a)	173,600	1,309,956

Auto Components 0.3%
GKN PLC*(a)	494,963	901,697

Capital Markets 0.3%
Man Group PLC(a)	139,342	740,008

Commercial Banks 3.7%
Barclays PLC*(a)	478,949	2,838,407
HSBC Holdings PLC(a)	316,760	3,627,057
Lloyds Banking Group PLC*(a)	1,989,055	3,303,478

		9,768,942

Diversified Telecommunication Services 1.0%
BT Group PLC, Class A(a)	929,391	1,936,936
Cable & Wireless PLC(a)	315,356	725,042

		2,661,978

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Food Products 0.4%
Associated British Foods PLC(a)	82,400	$1,117,775

Hotels, Restaurants & Leisure 0.8%
Intercontinental Hotels Group PLC(a)	80,938	1,050,297
Thomas Cook Group PLC(a)	117,400	436,886
Tui Travel PLC(a)	132,300	538,999

		2,026,182

Independent Power Producers & Energy Traders 0.6%
Drax Group PLC(a)	51,300	387,292
International Power PLC(a)	228,410	1,056,700

		1,443,992

Industrial Conglomerates 0.3%
Cookson Group PLC*(a)	125,229	824,615

Information Technology Services 0.0%
Logica PLC(a)	42,919	89,547

Insurance 1.6%
Aviva PLC(a)	195,500	1,405,434
Old Mutual PLC(a)	134,900	216,201
Prudential PLC(a)	201,719	1,944,133
RSA Insurance Group PLC(a)	316,800	678,934

		4,244,702

Media 0.4%
WPP PLC(a)	109,900	945,233

Metals & Mining 0.3%
Petropavlovsk PLC*(a)	50,737	734,802

Multi-Utilities 0.5%
Centrica PLC(a)	313,200	1,261,461

Oil, Gas & Consumable Fuels 2.7%
BG Group PLC(a)	48,231	840,617
BP PLC(a)	720,557	6,383,195

		7,223,812

Pharmaceuticals 2.2%
AstraZeneca PLC(a)	43,700	1,959,803
GlaxoSmithKline PLC(a)	192,455	3,794,614

		5,754,417

Tobacco 0.5%
Imperial Tobacco Group PLC(a)	42,090	1,219,354

Trading Companies & Distributors 0.7%
Travis Perkins PLC(a)	38,500	513,853
Wolseley PLC*(a)	54,800	1,325,131

		1,838,984

Wireless Telecommunication Services 2.6%
Vodafone Group PLC(a)	3,104,115	6,973,217

		51,080,674

Total Common Stocks (cost $239,749,754)		255,142,758

Preferred Stock 0.4%

		Market
	Shares	Value

GERMANY 0.4%
Automobiles 0.4%
Volkswagen AG (a)	8,557	993,110

Total Preferred Stock (cost $953,692)		993,110

Rights 0.0%

	Number of	Market
	Rights	Value

BELGIUM 0.0%
Commerical Banks 0.0%
Fortis 7/1/14*(a)	64,600	—

FRANCE 0.0%
Commercial Banks 0.0%
BNP Paribas 10/13/2009*	53,140	115,089

Total Rights (cost $—)		115,089

Repurchase Agreement 1.3%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $3,424,687, collateralized by U.S. Government Agency Securities ranging from 4.00%- 6.50%, maturing 09/01/24 - 01/01/48; total market value of $3,493,174. (c)	$3,424,680	$3,424,680

Total Repurchase Agreement (cost $3,424,680)		3,424,680

Total Investments (cost $244,128,126) (d) — 98.5%		259,675,637

Other assets in excess of liabilities — 1.5%		3,894,025

NET ASSETS — 100.0%		$263,569,662

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $3,275,129.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $3,424,680.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $259,170,867, tax unrealized appreciation and depreciation were $29,294,400 and $(28,789,630), respectively.

AB	Stock Company

ADR	American Depositary Receipt
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden

SpA	Limited Share Company
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	10/15/09	(3,988,000)	$(3,111,517)	$(3,514,584)	$(403,067)
British Pound	10/15/09	(1,899,000)	(3,068,746)	(3,034,722)	34,024
British Pound	11/06/09	(555,067)	(901,083)	(886,960)	14,123
British Pound	11/06/09	(440,786)	(728,214)	(704,347)	23,867
British Pound	11/06/09	(518,382)	(838,984)	(828,340)	10,644
British Pound	11/06/09	(646,888)	(1,066,515)	(1,033,684)	32,831
British Pound	11/06/09	(404,628)	(683,651)	(646,568)	37,083
Canadian Dollar	10/15/09	(698,000)	(605,404)	(651,941)	(46,537)
Canadian Dollar	10/15/09	(9,481,000)	(8,178,070)	(8,855,368)	(677,298)
Canadian Dollar	10/15/09	(759,000)	(690,601)	(708,915)	(18,314)
Euro	10/15/09	(8,757,000)	(12,454,889)	(12,814,556)	(359,667)
Euro	11/06/09	(538,971)	(793,234)	(788,703)	4,531
Euro	11/06/09	(500,000)	(706,904)	(731,674)	(24,770)
Euro	11/06/09	(936,687)	(1,335,595)	(1,370,702)	(35,107)
Euro	11/06/09	(518,252)	(762,079)	(758,384)	3,695
Euro	11/06/09	(1,128,233)	(1,662,206)	(1,651,000)	11,206
Hong Kong Dollar	11/06/09	(8,216,485)	(1,060,643)	(1,060,415)	228
Japanese Yen	10/15/09	(195,490,000)	(2,071,507)	(2,177,988)	(106,481)
Japanese Yen	10/15/09	(423,844,000)	(4,426,615)	(4,722,119)	(295,504)
Japanese Yen	10/15/09	(71,261,000)	(747,442)	(793,931)	(46,489)
Japanese Yen	11/06/09	(73,659,312)	(777,392)	(820,769)	(43,377)
Japanese Yen	11/06/09	(72,483,361)	(799,705)	(807,666)	(7,961)
Japanese Yen	11/06/09	(74,000,000)	(780,064)	(824,566)	(44,502)
Japanese Yen	11/09/09	(92,602,772)	(986,574)	(1,031,872)	(45,298)
Norwegian Krone	10/15/09	(5,512,000)	(839,796)	(953,905)	(114,109)
Norwegian Krone	10/15/09	(20,450,000)	(3,272,053)	(3,539,072)	(267,019)
Swedish Krona	10/15/09	(4,423,000)	(552,081)	(634,513)	(82,432)
Swedish Krona	10/15/09	(28,302,000)	(3,599,756)	(4,060,138)	(460,382)
Swiss Franc	10/15/09	(1,289,000)	(1,190,169)	(1,243,953)	(53,784)

Total Short Contracts			$(58,691,489)	$(61,651,355)	$(2,959,866)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	10/15/09	1,291,000	$1,081,013	$1,137,745	$56,732
Australian Dollar	10/15/09	13,828,000	10,964,221	12,186,478	1,222,257
Australian Dollar	10/15/09	3,526,000	2,769,709	3,107,429	337,720
Australian Dollar	11/06/09	1,900,312	1,648,141	1,671,768	23,627
British Pound	10/15/09	473,000	760,953	755,884	(5,069)
British Pound	11/06/09	400,000	661,822	639,173	(22,649)
British Pound	11/06/09	335,344	551,014	535,858	(15,156)
British Pound	11/06/09	577,187	952,328	922,306	(30,022)
British Pound	11/06/09	593,864	947,973	948,955	982
Canadian Dollar	10/15/09	624,000	536,165	582,823	46,658
Canadian Dollar	10/15/09	635,000	546,585	593,098	46,513
Canadian Dollar	10/15/09	2,588,000	2,233,364	2,417,223	183,859
Canadian Dollar	11/06/09	3,529,613	3,300,317	3,296,701	(3,616)
Canadian Dollar	11/06/09	382,343	354,097	357,113	3,016
Canadian Dollar	11/06/09	318,643	298,908	297,617	(1,291)
Euro	11/06/09	610,456	889,241	893,311	4,070
Euro	11/06/09	584,406	850,528	855,190	4,662
Euro	11/06/09	424,372	601,432	621,004	19,572
Euro	11/06/09	600,000	848,100	878,010	29,910
Hong Kong Dollar	11/06/09	9,825,245	1,268,221	1,268,041	(180)
Hong Kong Dollar	11/06/09	7,182,214	927,650	926,933	(717)
Japanese Yen	10/15/09	116,847,000	1,242,525	1,301,813	59,288
Japanese Yen	11/06/09	147,863,279	1,620,401	1,647,608	27,207
Japanese Yen	11/06/09	44,230,942	464,519	492,856	28,337
Japanese Yen	11/06/09	162,825,978	1,812,233	1,814,335	2,102
Japanese Yen	11/06/09	73,958,903	802,855	824,108	21,253
Japanese Yen	11/06/09	60,167,444	635,717	670,433	34,716
Japanese Yen	11/06/09	77,737,623	810,721	866,213	55,492
Japanese Yen	11/09/09	35,367,664	377,611	394,101	16,490
New Zealand Dollar	10/15/09	2,547,000	1,601,808	1,837,788	235,980
New Zealand Dollar	10/15/09	5,181,000	3,385,266	3,738,351	353,085
New Zealand Dollar	10/15/09	894,000	606,461	645,066	38,605
Norwegian Krone	10/15/09	6,275,000	961,775	1,085,950	124,175
Norwegian Krone	10/15/09	19,687,000	3,031,988	3,407,027	375,039
Norwegian Krone	10/15/09	34,900,000	5,737,102	6,039,784	302,682
Swedish Krona	10/15/09	33,792,000	4,743,353	4,847,720	104,367
Swedish Krona	10/15/09	6,359,000	800,983	912,247	111,264
Swedish Krona	10/15/09	21,459,000	3,012,181	3,078,457	66,276
Swedish Krona	10/15/09	4,907,000	668,619	703,946	35,327
Swiss Franc	10/15/09	904,000	845,310	872,407	27,097
Swiss Franc	11/06/09	681,332	642,799	657,614	14,815
Swiss Franc	11/06/09	1,314,133	1,271,075	1,268,386	(2,689)

Total Long Contracts			$68,067,084	$71,998,870	$3,931,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
At September 30, 2009, the Fund’s open forward foreign currency contracts were as follows:

							Unrealized
Delivery		Currency		Currency	Market	Contract	Appreciation/
Date		Received		Delivered	Value	Value	(Depreciation)

11/06/09	3,092,002	Canadian Dollar	(1,707,392)	British Pound	$2,728,299	$2,887,967	$159,668
11/06/09	5,711,366	Australian Dollar	(5,097,412)	Canadian Dollar	4,761,045	5,024,480	263,435
11/06/09	8,748,402	Hong Kong Dollar	(1,208,870)	Canadian Dollar	1,129,099	1,129,064	(35)
11/06/09	3,196,316	Japanese Yen	(35,937)	Canadian Dollar	33,566	35,616	2,050
11/06/09	247,805,731	Japanese Yen	(2,796,115)	Canadian Dollar	2,611,605	2,761,245	149,640
11/06/09	6,183,803	Norwegian Krone	(1,091,692)	Canadian Dollar	1,019,653	1,069,436	49,783
11/06/09	1,844,491	Singapore Dollar	(1,375,767)	Canadian Dollar	1,284,983	1,309,078	24,095
11/06/09	15,562,269	Swedish Krona	(2,335,343)	Canadian Dollar	2,181,239	2,232,862	51,623
11/06/09	2,065,882	Canadian Dollar	(1,340,655)	Euro	1,961,846	1,929,558	(32,288)
11/06/09	484,713	British Pound	(5,978,060)	Hong Kong Dollar	771,525	774,539	3,014
11/06/09	289,287	Canadian Dollar	(2,099,564)	Hong Kong Dollar	270,969	270,198	(771)
11/06/09	4,263,367	Canadian Dollar	(4,225,980)	Swiss Franc	4,078,868	3,982,036	(96,832)

					$(22,832,697)	$(23,406,079)	$573,382

At September 30, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

20	DJ EURO STOXX 50	12/18/09	$838,513	$8,050
5	FTSE 100 IDX	12/18/09	419,996	5,917
10	TOPIX INDX	12/10/09	985,656	(31,685)

			$2,244,165	$(17,718)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$9,110,938	$246,031,820	$—	$255,142,758
Forward Currency Contracts	—	4,888,715	—	4,888,715
Futures Contracts	13,967	—	—	13,967
Preferred Stock	—	993,110	—	993,110
Repurchase Agreement	—	3,424,680	—	3,424,680
Rights	—	115,089	—	115,089

Total Assets	9,124,905	255,453,414	—	264,578,319

Liabilities:
Forward Currency Contracts	—	(3,343,413)	—	(3,343,413)
Future	(31,685)	—	—	(31,685)

Total Liabilities	(31,685)	(3,343,413)	—	(3,375,098)

Total	$9,093,220	$252,110,001	$—	$261,203,221

Amounts designated as “—” are zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of 12/31/2008	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 9/30/2009	$—

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager International Value Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging instruments
under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	4,888,715
Credit contracts	—
Equity contracts	13,967
Commodity contracts	—
Other contracts	—

Total	$4,902,682

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	(3,343,413)
Credit contracts	—
Equity contracts	(31,685)
Commodity contracts	—
Other contracts	—

Total	$(3,311,728)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
Common Stocks 97.5%

		Market
	Shares	Value

AUSTRALIA 0.4%
Metals & Mining 0.4%
BHP Billiton Ltd. ADR	21,165	$1,397,102

BRAZIL 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petroleo Brasileiro SA ADR	31,609	1,450,853

CANADA 1.7%
Chemicals 0.4%
Potash Corp. of Saskatchewan, Inc.	17,879	1,615,189

Oil, Gas & Consumable Fuels 1.3%
Canadian Natural Resources Ltd.	40,204	2,701,307
Suncor Energy, Inc.	79,170	2,736,115

		5,437,422

		7,052,611

CAYMAN ISLANDS 0.5%
Computers & Peripherals 0.5%
Seagate Technology	123,130	1,872,807

Personal Products 0.0%
Herbalife Ltd.	4,354	142,550

		2,015,357

IRELAND 1.8%
Information Technology Services 0.9%
Accenture PLC, Class A	104,535	3,896,020

Machinery 0.9%
Ingersoll-Rand PLC	124,833	3,828,628

		7,724,648

ISRAEL 1.2%
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries Ltd. — IL ADR	94,104	4,757,898

NETHERLANDS 0.4%
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV, Class G NYRS	53,734	1,588,914

SINGAPORE 0.0%
Electronic Equipment, Instruments & Components 0.0%
Flextronics International Ltd.*	9,126	68,080

SWEDEN 0.0%
Auto Components 0.0%
Autoliv, Inc.	2,001	67,234

SWITZERLAND 2.8%
Electronic Equipment, Instruments & Components 0.7%
Tyco Electronics Ltd.	132,470	2,951,431

Energy Equipment & Services 1.1%
Transocean Ltd.*	52,351	4,477,581

Industrial Conglomerates 1.0%
Tyco International Ltd.	116,510	4,017,265

		11,446,277

TAIWAN 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,325	2,436,682

UNITED STATES 87.8%
Aerospace & Defense 2.0%
Honeywell International, Inc.	50,044	1,859,135
L-3 Communications Holdings, Inc.	1,283	103,050
Lockheed Martin Corp.	17,639	1,377,253
Northrop Grumman Corp.	10,337	534,940
United Technologies Corp.	72,038	4,389,275

		8,263,653

Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc.	10,199	358,495
FedEx Corp.	4,024	302,685
United Parcel Service, Inc., Class B	69,691	3,935,451

		4,596,631

Airlines 0.0%
Southwest Airlines Co.	4,781	45,898

Auto Components 0.7%
BorgWarner, Inc.	15,271	462,100
Federal Mogul Corp.*	6,419	77,477
Gentex Corp.	3,137	44,389
Johnson Controls, Inc.	75,111	1,919,837
TRW Automotive Holdings Corp.*	9,819	164,468

		2,668,271

Beverages 1.7%
Coca-Cola Co. (The)	38,179	2,050,212
Hansen Natural Corp.*	19,004	698,207
PepsiCo, Inc.	74,641	4,378,441

		7,126,860

Biotechnology 3.4%
Amgen, Inc.*	73,717	4,439,975
Biogen Idec, Inc.*	27,865	1,407,740
Celgene Corp.*	8,479	473,976
Genzyme Corp.*	7,626	432,623
Gilead Sciences, Inc.*	151,486	7,056,218
Myriad Genetics, Inc.*	2,250	61,650

		13,872,182

Building Products 0.0%
Armstrong World Industries, Inc.*	4,840	166,786

Capital Markets 2.0%
Bank of New York Mellon Corp. (The)	9,122	264,447
Eaton Vance Corp.	12,207	341,674
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Capital Markets (continued)
Federated Investors, Inc., Class B	8,401	$221,534
Goldman Sachs Group, Inc. (The)	13,135	2,421,437
Invesco Ltd.	163,460	3,720,350
SEI Investments Co.	5,133	101,017
T. Rowe Price Group, Inc.	24,640	1,126,048

		8,196,507

Chemicals 1.7%
CF Industries Holdings, Inc.	2,908	250,757
Dow Chemical Co. (The)	81,170	2,116,102
E.I. du Pont de Nemours & Co.	10,567	339,624
Eastman Chemical Co.	9,497	508,469
Huntsman Corp.	22,912	208,728
Monsanto Co.	26,827	2,076,410
Praxair, Inc.	17,241	1,408,417

		6,908,507

Commercial Banks 0.2%
BB&T Corp.	2,379	64,804
Wells Fargo & Co.	21,292	600,008

		664,812

Communications Equipment 6.2%
Cisco Systems, Inc.*	505,194	11,892,267
JDS Uniphase Corp.*	19,458	138,346
Motorola, Inc.	425,791	3,657,545
QUALCOMM, Inc.	217,820	9,797,544
Tellabs, Inc.*	28,918	200,112

		25,685,814

Computers & Peripherals 10.5%
Apple, Inc.*(a)	80,277	14,880,948
Dell, Inc.*	67,228	1,025,899
EMC Corp.*	366,345	6,242,519
Hewlett-Packard Co.	189,711	8,956,256
International Business Machines Corp.	84,329	10,086,592
NetApp, Inc.*	10,041	267,894
SanDisk Corp.*	5,862	127,206
Sun Microsystems, Inc.*	14,202	129,096
Teradata Corp.*	9,830	270,522
Western Digital Corp.*	38,008	1,388,432

		43,375,364

Construction & Engineering 0.9%
Fluor Corp.	66,454	3,379,186
URS Corp.*	6,419	280,189

		3,659,375

Consumer Finance 1.7%
American Express Co.	203,817	6,909,397
AmeriCredit Corp.*	6,075	95,924

		7,005,321

Containers & Packaging 0.1%
Ball Corp.	3,440	169,248
Packaging Corp. of America	6,973	142,249
Sonoco Products Co.	3,184	87,688

		399,185

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	5,431	400,102

Diversified Financial Services 1.9%
Bank of America Corp.	301,050	5,093,766
Citigroup, Inc.	72,669	351,718
JPMorgan Chase & Co.	55,011	2,410,582

		7,856,066

Electric Utilities 0.1%
Duke Energy Corp.	8,231	129,556
Exelon Corp.	3,916	194,312

		323,868

Electrical Equipment 0.7%
Emerson Electric Co.	65,048	2,607,124
Rockwell Automation, Inc.	7,487	318,946

		2,926,070

Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.*	8,025	225,904
Avnet, Inc.*	12,700	329,819
Ingram Micro, Inc., Class A*	47,262	796,365
Tech Data Corp.*	8,926	371,411
Vishay Intertechnology, Inc.*	5,361	42,352

		1,765,851

Energy Equipment & Services 0.9%
Exterran Holdings, Inc.*	5,292	125,632
National Oilwell Varco, Inc.*	59,750	2,577,017
Patterson-UTI Energy, Inc.	28,678	433,038
Schlumberger Ltd.	5,296	315,642
Unit Corp.*	4,787	197,464

		3,648,793

Food & Staples Retailing 3.4%
CVS Caremark Corp.	185,679	6,636,168
Walgreen Co.	105,119	3,938,809
Wal-Mart Stores, Inc.	73,080	3,587,497

		14,162,474

Food Products 0.4%
Archer-Daniels-Midland Co.	25,430	743,065
Bunge Ltd.	4,222	264,339
Hormel Foods Corp.	9,310	330,691
Tyson Foods, Inc., Class A	26,832	338,888

		1,676,983

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	33,181	1,891,649
Beckman Coulter, Inc.	1,871	128,987
Becton, Dickinson and Co.	17,657	1,231,576
Boston Scientific Corp.*	10,569	111,926
CareFusion Corp.*	8,537	186,107
Hill-Rom Holdings, Inc.	3,726	81,152
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Health Care Equipment & Supplies (continued)
Hologic, Inc.*	5,582	$91,210
IDEXX Laboratories, Inc.*	7,050	352,500
Medtronic, Inc.	16,907	622,177
St. Jude Medical, Inc.*	108,444	4,230,400
Stryker Corp.	18,772	852,812

		9,780,496

Health Care Providers & Services 0.7%
AmerisourceBergen Corp.	16,221	363,026
Cardinal Health, Inc.	18,807	504,028
Coventry Health Care, Inc.*	23,655	472,154
Humana, Inc.*	1,411	52,630
McKesson Corp.	2,844	169,360
Medco Health Solutions, Inc.*	13,378	739,937
UnitedHealth Group, Inc.	11,962	299,528
WellPoint, Inc.*	2,563	121,384

		2,722,047

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	11,240	374,067
Choice Hotels International, Inc.	2,612	81,129
Marriott International, Inc., Class A	18,456	509,201
McDonald’s Corp.	21,544	1,229,516
Wyndham Worldwide Corp.	14,008	228,610
Wynn Resorts Ltd.*	19,700	1,396,533
Yum! Brands, Inc.	78,367	2,645,670

		6,464,726

Household Durables 0.1%
Harman International Industries, Inc.	8,412	284,999

Household Products 2.0%
Colgate-Palmolive Co.	18,061	1,377,693
Procter & Gamble Co. (The)	118,332	6,853,789

		8,231,482

Industrial Conglomerates 0.1%
3M Co.	2,829	208,780
Carlisle Cos., Inc.	7,237	245,407

		454,187

Information Technology Services 0.5%
NeuStar, Inc., Class A*	17,732	400,743
Visa, Inc., Class A	23,720	1,639,289

		2,040,032

Insurance 0.4%
Aflac, Inc.	3,169	135,443
MBIA, Inc.*	12,622	97,947
MetLife, Inc.	3,470	132,103
Protective Life Corp.	2,453	52,543
Prudential Financial, Inc.	5,465	272,758
Torchmark Corp.	1,805	78,391
Unum Group	44,420	952,365

		1,721,550

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	76,596	7,151,002
Liberty Media Corp. — Interactive, Class A*	8,074	88,572
Netflix, Inc.*	4,864	224,571

		7,464,145

Internet Software & Services 5.0%
eBay, Inc.*	126,660	2,990,443
Google, Inc., Class A*	22,345	11,079,768
VeriSign, Inc.*	11,728	277,836
Yahoo!, Inc.*	356,098	6,342,106

		20,690,153

Life Sciences Tools & Services 0.7%
Bio-Rad Laboratories, Inc., Class A*	2,359	216,745
Thermo Fisher Scientific, Inc.*	65,357	2,854,140

		3,070,885

Machinery 2.3%
AGCO Corp.*	4,652	128,535
Caterpillar, Inc.	34,209	1,755,948
Cummins, Inc.	45,181	2,024,561
Danaher Corp.	20,956	1,410,758
Eaton Corp.	10,483	593,233
Joy Global, Inc.	30,467	1,491,055
Kennametal, Inc.	2,495	61,402
Parker Hannifin Corp.	26,366	1,366,813
Toro Co.	6,734	267,811
Trinity Industries, Inc.	10,017	172,192

		9,272,308

Media 2.3%
Comcast Corp., Class A	7,307	123,415
DIRECTV Group, Inc. (The)*	212,355	5,856,751
News Corp., Class B	11,729	164,089
Scripps Networks Interactive, Inc., Class A	14,704	543,313
Time Warner, Inc.	91,923	2,645,544

		9,333,112

Metals & Mining 2.6%
Alcoa, Inc.	10,472	137,393
Allegheny Technologies, Inc.	2,395	83,801
Commercial Metals Co.	16,900	302,510
Freeport-McMoRan Copper & Gold, Inc.*	73,372	5,034,053
Newmont Mining Corp.	8,819	388,212
Nucor Corp.	90,397	4,249,563
Reliance Steel & Aluminum Co.	11,289	480,460
Schnitzer Steel Industries, Inc., Class A	4,221	224,768

		10,900,760

Multiline Retail 1.0%
Big Lots, Inc.*	20,986	525,070
Dollar Tree, Inc.*	15,797	768,998
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Multiline Retail (continued)
Family Dollar Stores, Inc.	16,813	$443,863
J.C. Penney Co., Inc.	55,860	1,885,275
Kohl’s Corp.*	8,090	461,534

		4,084,740

Oil, Gas & Consumable Fuels 3.4%
Alpha Natural Resources, Inc.*	10,598	371,990
Chevron Corp.	3,995	281,368
Cimarex Energy Co.	5,613	243,155
ConocoPhillips	6,836	308,714
Devon Energy Corp.	25,115	1,690,993
Exxon Mobil Corp.	21,667	1,486,573
Noble Energy, Inc.	44,370	2,926,645
Occidental Petroleum Corp.	32,926	2,581,398
Peabody Energy Corp.	63,336	2,357,366
Range Resources Corp.	25,360	1,251,770
Valero Energy Corp.	2,482	48,126

		13,548,098

Paper & Forest Products 0.0%
International Paper Co.	6,411	142,516

Pharmaceuticals 2.9%
Abbott Laboratories	58,913	2,914,426
Bristol-Myers Squibb Co.	19,588	441,122
Eli Lilly & Co.	71,045	2,346,616
Forest Laboratories, Inc.*	24,223	713,125
Johnson & Johnson	56,032	3,411,789
Merck & Co., Inc.	5,361	169,568
Pfizer, Inc.	69,175	1,144,846
Schering-Plough Corp.	35,002	988,807

		12,130,299

Professional Services 0.2%
Manpower, Inc.	9,445	535,626
Robert Half International, Inc.	5,611	140,387

		676,013

Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc.	1,869	135,932
Macerich Co. (The)	1,481	44,919
Plum Creek Timber Co., Inc.	6,413	196,494
Public Storage	7,952	598,309
Rayonier, Inc.	16,880	690,561

		1,666,215

Road & Rail 0.5%
Union Pacific Corp.	38,042	2,219,751

Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	48,713	1,343,505
Broadcom Corp., Class A*	152,604	4,683,417
Cypress Semiconductor Corp.*	25,062	258,890
Integrated Device Technology, Inc.*	26,200	177,112
Intel Corp.	447,211	8,751,919
Intersil Corp., Class A	14,171	216,958
LSI Corp.*	16,738	91,892
Texas Instruments, Inc.	212,834	5,042,037

		20,565,730

Software 6.1%
Activision Blizzard, Inc.*	18,397	227,939
Adobe Systems, Inc.*	97,292	3,214,528
CA, Inc.	15,829	348,080
Electronic Arts, Inc.*	8,586	163,563
Microsoft Corp.(a)	618,782	16,020,267
Oracle Corp.	196,224	4,089,308
Symantec Corp.*	45,390	747,573
Synopsys, Inc.*	14,377	322,332

		25,133,590

Specialty Retail 3.4%
Aeropostale, Inc.*	14,872	646,486
Best Buy Co., Inc.	103,795	3,894,388
Chico’s FAS, Inc.*	6,080	79,040
Lowe’s Cos., Inc.	92,043	1,927,380
Penske Auto Group, Inc.	5,086	97,549
PetSmart, Inc.	13,993	304,348
Ross Stores, Inc.	16,896	807,122
Staples, Inc.	64,771	1,503,983
TJX Cos., Inc.	127,414	4,733,430

		13,993,726

Tobacco 1.4%
Lorillard, Inc.	28,228	2,097,340
Philip Morris International, Inc.	74,093	3,611,293

		5,708,633

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	1,186	105,981

Wireless Telecommunication Services 0.8%
American Tower Corp., Class A*	78,932	2,873,125
Sprint Nextel Corp.*	101,345	400,313

		3,273,438

		361,074,985

Total Common Stocks (cost $352,184,221)		401,080,641

Mutual Fund 3.0%

		Market
	Shares	Value

Money Market Fund 3.0%
AIM Liquid Assets Portfolio, 0.27%(b)	12,398,260	12,398,260

		12,398,260
Total Mutual Fund (cost $12,398,260)		12,398,260

Total Investments (cost $364,582,481) (c) — 100.5%		413,478,901

Liabilities in excess of other assets — (0.5)%		(1,920,647)

NET ASSETS — 100.0%		$411,558,254

*	Denotes a non-income producing security.

(a)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(b)	Represents 7-day effective yield as of September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $373,098,671, tax unrealized appreciation and depreciation were $42,952,922 and $(2,572,692), respectively.
ADR	American Depositary Receipt

IL	Israel

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation
72	S&P 500 E-Mini	12/18/09	$3,790,440	$733
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$401,080,641	$—	$—	$401,080,641
Future	733	—	—	733
Mutual Funds	12,398,260	—	—	12,398,260

Total Assets	413,479,634	—	—	413,479,634

Total	$413,479,634	$—	$—	$413,479,634

Amounts designated as “-” which may include fair valued securities valued at zero.
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Growth Fund

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value

Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	733
Commodity contracts	—
Other contracts	—

Total	$733

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

- Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks 97.2%

		Market
	Shares	Value

BERMUDA 1.7%
Insurance 1.7%
Allied World Assurance Co. Holdings Ltd.	3,700	$177,341
Everest Re Group Ltd.	48,336	4,239,067
PartnerRe Ltd.	8,600	661,684

		5,078,092

BRAZIL 0.2%
Food Products 0.2%
BRF- Brasil Foods SA ADR*	9,500	505,875

CANADA 1.3%
Metals & Mining 0.1%
Barrick Gold Corp.	9,800	371,420

Oil, Gas & Consumable Fuels 1.2%
Cameco Corp.	38,600	1,073,080
Canadian Natural Resources Ltd.	24,900	1,673,031
Talisman Energy, Inc.	31,300	542,742

		3,288,853

		3,660,273

FRANCE 0.6%
Oil, Gas & Consumable Fuels 0.6%
Total SA ADR	31,500	1,866,690

GERMANY 0.2%
Construction Materials 0.2%
HeidelbergCement AG(a)	9,799	633,359

HONG KONG 0.1%
Construction Materials 0.1%
China Resources Cement Holdings Ltd.*(a)	324,000	163,044

IRELAND 1.0%
Health Care Equipment & Supplies 0.8%
Covidien PLC	53,110	2,297,539

Pharmaceuticals 0.2%
Elan Corp. plc ADR*	54,500	387,495

		2,685,034

JAPAN 0.4%
Tobacco 0.4%
Japan Tobacco, Inc.(a)	323	1,104,313

NETHERLANDS 1.6%
Air Freight & Logistics 0.3%
TNT NV(a)	33,134	890,331

Energy Equipment & Services 0.1%
SBM Offshore NV(a)	13,773	293,698

Food Products 1.2%
Unilever NV NYRS	120,283	3,471,367

		4,655,396

SINGAPORE 0.3%
Electronic Equipment, Instruments & Components 0.3%
Flextronics International Ltd.*	102,600	765,396

SWITZERLAND 1.9%
Capital Markets 0.3%
UBS AG*(a)	47,300	867,242

Energy Equipment & Services 0.8%
Transocean Ltd.*	15,315	1,309,892
Weatherford International Ltd.*	42,200	874,806

		2,184,698

Insurance 0.8%
Ace Ltd.*	45,600	2,437,776

		5,489,716

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,160	549,753

UNITED KINGDOM 0.6%
Containers & Packaging 0.4%
Rexam PLC(a)	264,600	1,107,587

Hotels, Restaurants & Leisure 0.2%
Thomas Cook Group PLC(a)	145,725	542,294

		1,649,881

UNITED STATES 87.1%
Aerospace & Defense 4.0%
Alliant Techsystems, Inc.*	6,100	474,885
Boeing Co. (The)	60,481	3,275,046
General Dynamics Corp.	23,600	1,524,560
Honeywell International, Inc.	66,331	2,464,197
ITT Corp.	13,000	677,950
Lockheed Martin Corp.	9,000	702,720
Northrop Grumman Corp.	23,600	1,221,300
Raytheon Co.	21,300	1,021,761

		11,362,419

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	24,400	1,377,868

Airlines 0.6%
Delta Air Lines, Inc.*	187,000	1,675,520

Auto Components 0.5%
Johnson Controls, Inc.	57,832	1,478,186

Automobiles 0.2%
Ford Motor Co.*	75,964	547,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Biotechnology 1.3%
Biogen Idec, Inc.*	40,834	$2,062,934
Genzyme Corp.*	27,230	1,544,758

		3,607,692

Capital Markets 5.4%
Ameriprise Financial, Inc.	53,900	1,958,187
Bank of New York Mellon Corp. (The)	60,800	1,762,592
BlackRock, Inc.	700	151,774
Franklin Resources, Inc.	37,443	3,766,766
Goldman Sachs Group, Inc. (The)	6,100	1,124,535
Invesco Ltd.	94,807	2,157,807
Morgan Stanley	28,393	876,776
State Street Corp.	39,059	2,054,503
TD Ameritrade Holding Corp.*	77,900	1,528,398

		15,381,338

Chemicals 1.3%
Cabot Corp.	3,200	73,952
Dow Chemical Co. (The)	102,427	2,670,272
E.I. du Pont de Nemours & Co.	11,500	369,610
Mosaic Co. (The)	9,800	471,086

		3,584,920

Commercial Banks 2.2%
Commerce Bancshares, Inc.	2,600	96,824
KeyCorp	74,400	483,600
Marshall & Ilsley Corp.	46,900	378,483
Regions Financial Corp.	120,100	745,821
SunTrust Banks, Inc.	22,900	516,395
U.S. Bancorp	18,400	402,224
Wells Fargo & Co.	128,369	3,617,438

		6,240,785

Commercial Services & Supplies 0.5%
RR Donnelley & Sons Co.	37,700	801,502
Waste Management, Inc.	20,465	610,266

		1,411,768

Communications Equipment 1.6%
Cisco Systems, Inc.*	197,350	4,645,619

Computers & Peripherals 1.0%
Hewlett-Packard Co.	63,293	2,988,063

Construction Materials 0.4%
Vulcan Materials Co.	22,800	1,232,796

Consumer Finance 0.7%
Capital One Financial Corp.	12,900	460,917
Discover Financial Services	23,500	381,405
SLM Corp.*	127,460	1,111,451

		1,953,773

Containers & Packaging 0.4%
Owens-Illinois, Inc.*	34,300	1,265,670

Distributors 0.1%
Genuine Parts Co.	4,300	163,658

Diversified Financial Services 6.1%
Bank of America Corp.	514,856	8,711,363
Citigroup, Inc.	161,400	781,176
JPMorgan Chase & Co.	184,162	8,069,979

		17,562,518

Diversified Telecommunication Services 1.7%
AT&T, Inc.	153,300	4,140,633
Verizon Communications, Inc.	19,800	599,346

		4,739,979

Electric Utilities 4.7%
Allegheny Energy, Inc.	46,000	1,219,920
American Electric Power Co., Inc.	34,300	1,062,957
Edison International	20,100	674,958
Entergy Corp.	66,034	5,273,475
Exelon Corp.	27,400	1,359,588
FirstEnergy Corp.	59,295	2,710,968
Northeast Utilities	29,100	690,834
Progress Energy, Inc.	9,500	371,070

		13,363,770

Electrical Equipment 1.0%
Ametek, Inc.	29,600	1,033,336
Emerson Electric Co.	47,075	1,886,766

		2,920,102

Electronic Equipment, Instruments & Components 1.8%
Arrow Electronics, Inc.*	66,400	1,869,160
Avnet, Inc.*	53,340	1,385,240
Corning, Inc.	77,950	1,193,414
Ingram Micro, Inc., Class A*	19,000	320,150
Jabil Circuit, Inc.	34,900	468,009

		5,235,973

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	28,550	1,217,943
Halliburton Co.	46,970	1,273,826
Helix Energy Solutions Group, Inc.*	5,500	82,390
National Oilwell Varco, Inc.*	4,500	194,085
Oil States International, Inc.*	5,000	175,650
Rowan Cos., Inc.	9,500	219,165
Schlumberger Ltd.	34,826	2,075,630

		5,238,689

Food & Staples Retailing 1.6%
Kroger Co. (The)	70,500	1,455,120
SUPERVALU, Inc.	32,800	493,968
Sysco Corp.	54,500	1,354,325
Wal-Mart Stores, Inc.	26,325	1,292,294

		4,595,707

Food Products 1.1%
Archer-Daniels-Midland Co.	36,800	1,075,296
Bunge Ltd.	3,700	231,657
Campbell Soup Co.	13,100	427,322
General Mills, Inc.	17,412	1,120,985
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Food Products (continued)
Sara Lee Corp.	19,500	$217,230
Tyson Foods, Inc., Class A	15,000	189,450

		3,261,940

Gas Utilities 0.0%
National Fuel Gas Co.	1,100	50,391

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	53,313	3,039,374
Beckman Coulter, Inc.	6,200	427,428
Becton, Dickinson and Co.	12,082	842,719
Medtronic, Inc.	30,500	1,122,400

		5,431,921

Health Care Providers & Services 2.3%
Aetna, Inc.	20,600	573,298
AmerisourceBergen Corp.	5,900	132,042
Cardinal Health, Inc.	23,000	616,400
CIGNA Corp.	14,100	396,069
Coventry Health Care, Inc.*	36,700	732,532
McKesson Corp.	18,100	1,077,855
UnitedHealth Group, Inc.	25,800	646,032
WellPoint, Inc.*	48,109	2,278,442

		6,452,670

Household Durables 0.6%
Newell Rubbermaid, Inc.	61,890	971,054
NVR, Inc.*	287	182,925
Toll Brothers, Inc.*	29,000	566,660

		1,720,639

Household Products 0.5%
Kimberly-Clark Corp.	17,900	1,055,742
Procter & Gamble Co. (The)	5,700	330,144

		1,385,886

Independent Power Producers & Energy Traders 0.3%
NRG Energy, Inc.*	31,405	885,307

Industrial Conglomerates 0.8%
General Electric Co.	140,900	2,313,578

Information Technology Services 0.3%
Computer Sciences Corp.*	8,800	463,848
SAIC, Inc.*	19,000	333,260

		797,108

Insurance 6.4%
Aflac, Inc.	51,976	2,221,454
Allstate Corp. (The)	34,500	1,056,390
Aon Corp.	4,700	191,243
Assurant, Inc.	6,300	201,978
Chubb Corp.	7,600	383,116
Fidelity National Financial, Inc., Class A	76,600	1,155,128
First American Corp.	16,500	534,105
Hartford Financial Services Group, Inc.	18,000	477,000
Loews Corp.	20,200	691,850
Marsh & McLennan Cos., Inc.	52,880	1,307,722
MetLife, Inc.	5,700	216,999
Principal Financial Group, Inc.	17,600	482,064
Protective Life Corp.	2,200	47,124
Prudential Financial, Inc.	45,202	2,256,032
Reinsurance Group of America, Inc.	36,100	1,610,060
Travelers Cos., Inc. (The)	62,315	3,067,768
Unum Group	81,800	1,753,792
White Mountains Insurance Group Ltd.	1,017	312,229

		17,966,054

Internet & Catalog Retail 0.0%
Liberty Media Corp. — Interactive, Class A*	7,100	77,887

Machinery 1.1%
Deere & Co.	16,400	703,888
Dover Corp.	29,400	1,139,544
Gardner Denver, Inc.*	6,000	209,280
Pentair, Inc.	26,800	791,136
Timken Co.	13,500	316,305

		3,160,153

Marine 0.0%
Kirby Corp.*	900	33,138

Media 5.2%
Comcast Corp., Class A	411,379	6,948,191
DISH Network Corp., Class A*	121,955	2,348,853
Scripps Networks Interactive, Inc., Class A	9,500	351,025
Time Warner Cable, Inc.	27,993	1,206,219
Time Warner, Inc.	34,900	1,004,422
Viacom, Inc., Class B*	79,759	2,236,442
Virgin Media, Inc.	49,100	683,472

		14,778,624

Metals & Mining 1.3%
Cliffs Natural Resources, Inc.	32,000	1,035,520
Freeport-McMoRan Copper & Gold, Inc.*	18,270	1,253,505
United States Steel Corp.	32,950	1,461,991

		3,751,016

Multiline Retail 1.1%
J.C. Penney Co., Inc.	24,884	839,835
Kohl’s Corp.*	17,410	993,240
Macy’s, Inc.	25,600	468,224
Target Corp.	19,139	893,409

		3,194,708

Multi-Utilities 0.4%
Dominion Resources, Inc.	5,200	179,400
PG&E Corp.	22,806	923,415

		1,102,815

Oil, Gas & Consumable Fuels 12.1%
Anadarko Petroleum Corp.	13,000	815,490
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Apache Corp.	6,600	$606,078
Chevron Corp.	11,700	824,031
ConocoPhillips	40,000	1,806,400
CONSOL Energy, Inc.	42,700	1,926,197
Devon Energy Corp.	58,908	3,966,276
Encore Acquisition Co.*	11,700	437,580
EOG Resources, Inc.	38,429	3,209,206
Exxon Mobil Corp.	86,968	5,966,874
Forest Oil Corp.*	9,500	185,915
Hess Corp.	51,584	2,757,681
Marathon Oil Corp.	22,000	701,800
Murphy Oil Corp.	12,200	702,354
Newfield Exploration Co.*	57,630	2,452,733
Noble Energy, Inc.	24,900	1,642,404
Occidental Petroleum Corp.	58,913	4,618,779
Peabody Energy Corp.	12,300	457,806
Range Resources Corp.	15,629	771,447
Williams Cos., Inc. (The)	13,500	241,245
XTO Energy, Inc.	9,500	392,540

		34,482,836

Paper & Forest Products 0.3%
International Paper Co.	44,700	993,681

Pharmaceuticals 4.5%
Eli Lilly & Co.	36,500	1,205,595
Johnson & Johnson	65,394	3,981,841
King Pharmaceuticals, Inc.*	88,700	955,299
Pfizer, Inc.	281,500	4,658,825
Wyeth	43,426	2,109,635

		12,911,195

Professional Services 0.1%
Manpower, Inc.	5,300	300,563

Real Estate Investment Trusts (REITs) 0.6%
AMB Property Corp.	1,600	36,720
Annaly Capital Management, Inc.	12,900	234,006
Apartment Investment & Management Co., Class A	275	4,057
AvalonBay Communities, Inc.	1,318	95,858
Boston Properties, Inc.	2,700	176,985
Chimera Investment Corp.	91,800	350,676
Equity Residential	3,200	98,240
HCP, Inc.	3,100	89,094
Hospitality Properties Trust	2,800	57,036
Host Hotels & Resorts, Inc.	9,700	114,169
Kimco Realty Corp.	1,700	22,168
ProLogis	800	9,536
Rayonier, Inc.	3,400	139,094
Realty Income Corp.	800	20,520
Vornado Realty Trust	3,763	242,394

		1,690,553

Road & Rail 0.3%
Con-way, Inc.	14,700	563,304
Ryder System, Inc.	8,100	316,386

		879,690

Semiconductors & Semiconductor Equipment 1.1%
Applied Materials, Inc.	39,600	530,640
Intel Corp.	81,359	1,592,196
Lam Research Corp.*	27,630	943,841

		3,066,677

Software 1.0%
Activision Blizzard, Inc.*	43,892	543,822
Microsoft Corp.	86,900	2,249,841

		2,793,663

Specialty Retail 2.2%
Foot Locker, Inc.	8,000	95,600
Gap, Inc. (The)	10,600	226,840
Home Depot, Inc.	112,025	2,984,346
Staples, Inc.	67,763	1,573,457
TJX Cos., Inc.	36,689	1,362,996

		6,243,239

Textiles, Apparel & Luxury Goods 0.0%
VF Corp.	700	50,701

Tobacco 1.3%
Lorillard, Inc.	2,400	178,320
Philip Morris International, Inc.	64,183	3,128,279
Reynolds American, Inc.	7,900	351,708

		3,658,307

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp.*	630,184	2,489,227

		248,498,680

Total Common Stocks (cost $240,690,813)		277,305,502

U.S. Government Sponsored & Agency Obligation 0.4%

	Principal Amount	Market Value

UNITED STATES 0.4%
U.S. Treasury Bill,
.15%, 03/18/10(b)	$1,234,000	1,233,125

Total U.S. Government Sponsored & Agency Obligation (cost $1,232,906)		1,233,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
Mutual Fund 1.5%

		Market
	Shares	Value

Money Market Fund 1.5%
AIM Liquid Assets Portfolio, 0.27% (c)	4,391,933	$4,391,933

Total Mutual Fund (cost $4,391,933)		4,391,933

Total Investments (cost $246,315,652) (d) — 99.1%		282,930,560

Other assets in excess of liabilities — 0.9%		2,460,117

NET ASSETS — 100.0%		$285,390,677

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $257,186,160, tax unrealized appreciation and depreciation were $30,372,424 and $(4,628,024), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Hong Kong Dollar	10/06/09	1,276,350	$164,693	$164,693	$0

At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation
66	S & P 500 E-Mini	12/18/09	$3,474,570	$13,271
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$271,703,634	$5,601,868	$—	$277,305,502
Future	13,271	—	—	13,271
Mutual Funds	4,391,933	—	—	4,391,933
U.S. Government Sponsored & Agency Obligation	—	1,233,125	—	1,233,125

Total Assets	276,108,838	6,834,993	—	282,943,831

Liabilities:
Forward Currency Contracts	—	—	—	—

Total Liabilities	—	—	—	—

Total	$276,108,838	$6,834,993	$—	$282,943,831

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Large Cap Value Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value

Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	13,271
Commodity contracts	—
Other contracts	—

Total	$13,271

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

- Amounts designated as “-” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks 96.8%

		Market
	Shares	Value

BERMUDA 3.8%
Capital Markets 1.9%
Lazard Ltd., Class A	312,433	$12,906,607

Internet Software & Services 0.9%
VistaPrint NV*(a)	121,900	6,186,425

Semiconductors & Semiconductor Equipment 1.0%
Marvell Technology Group Ltd.*	437,242	7,078,948

		26,171,980

BRAZIL 0.4%
Metals & Mining 0.4%
Companhia Siderurgica Nacional SA ADR	95,427	2,920,066

CANADA 0.7%
Food & Staples Retailing 0.5%
Shoppers Drug Mart Corp.	84,500	3,467,921

Metals & Mining 0.2%
Thompson Creek Metals Co., Inc.*	106,934	1,290,693

		4,758,614

CAYMAN ISLANDS 0.3%
Computers & Peripherals 0.3%
Seagate Technology	160,304	2,438,224

CHINA 2.0%
Electrical Equipment 0.2%
Suntech Power Holdings Co. Ltd. ADR*	85,402	1,298,110

Hotels, Restaurants & Leisure 0.4%
Ctrip.com International Ltd. ADR*	45,583	2,679,825

Internet Software & Services 0.2%
NetEase.com, Inc. ADR*	31,404	1,434,535

Real Estate Management & Development 0.2%
E-House China Holdings Ltd. ADR*	70,541	1,506,756

Software 0.8%
Perfect World Co. Ltd., Class B ADR*	53,985	2,596,678
Shanda Games Ltd. ADR*	135,208	1,581,934
Shanda Interactive Entertainment Ltd. ADR*	27,089	1,386,957

		5,565,569

Textiles, Apparel & Luxury Goods 0.2%
Fuqi International, Inc.*	45,375	1,328,580

		13,813,375

FRANCE 0.3%
Communications Equipment 0.3%
Alcatel-Lucent ADR*	396,040	1,778,220

IRELAND 0.4%
Machinery 0.4%
Ingersoll-Rand PLC	90,915	2,788,363

LUXEMBOURG 0.4%
Wireless Telecommunication Services 0.4%
Millicom International Cellular SA*	37,700	2,742,298

NETHERLANDS 1.4%
Energy Equipment & Services 0.6%
Core Laboratories NV	38,100	3,927,729

Semiconductors & Semiconductor Equipment 0.8%
ASML Holding NV, Class G NYRS	191,077	5,650,147

		9,577,876

SINGAPORE 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Avago Technologies Ltd.*	142,500	2,432,475

SOUTH KOREA 0.2%
Electronic Equipment, Instruments & Components 0.2%
LG Display Company Ltd. ADR	84,363	1,208,922

SWEDEN 0.4%
Auto Components 0.4%
Autoliv, Inc.	77,836	2,615,289

UNITED STATES 86.1%
Aerospace & Defense 1.6%
BE Aerospace, Inc.*	116,044	2,337,126
Precision Castparts Corp.	72,416	7,377,018
Rockwell Collins, Inc.	30,000	1,524,000

		11,238,144

Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc.	90,300	5,214,825
Expeditors International of Washington, Inc.	88,500	3,110,775

		8,325,600

Auto Components 0.1%
Tenneco, Inc.*	78,393	1,022,245

Biotechnology 2.7%
Alexion Pharmaceuticals, Inc.*	132,411	5,897,586
Dendreon Corp.*	60,000	1,679,400
Human Genome Sciences, Inc.*	115,000	2,164,300
Talecris Biotherapeutics Holdings Corp.*	163,500	3,106,500
United Therapeutics Corp.*	41,200	2,018,388
Vertex Pharmaceuticals, Inc.*	113,400	4,297,860

		19,164,034

Capital Markets 4.6%
Affiliated Managers Group, Inc.*(a)	61,900	4,024,119
Invesco Ltd.	195,900	4,458,684
Janus Capital Group, Inc.	394,324	5,591,514
Jefferies Group, Inc.*	240,059	6,536,807
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Capital Markets (continued)
Legg Mason, Inc.	142,645	$4,426,274
Morgan Stanley	47,060	1,453,213
Northern Trust Corp.	75,000	4,362,000
Waddell & Reed Financial, Inc., Class A	50,870	1,447,252

		32,299,863

Chemicals 2.8%
Airgas, Inc.	121,500	5,876,955
Celanese Corp., Series A	163,244	4,081,100
CF Industries Holdings, Inc.	23,885	2,059,604
Ecolab, Inc.	135,900	6,282,657
Scotts Miracle-Gro Co. (The), Class A	32,339	1,388,960

		19,689,276

Commercial Banks 0.7%
Fifth Third Bancorp	209,836	2,125,639
Signature Bank*	90,000	2,610,000

		4,735,639

Commercial Services & Supplies 1.2%
Stericycle, Inc.*	140,000	6,783,000
Tetra Tech, Inc.*	54,613	1,448,883

		8,231,883

Communications Equipment 1.4%
Brocade Communications Systems, Inc.*	264,000	2,075,040
CommScope, Inc.*	75,546	2,261,092
Juniper Networks, Inc.*	164,400	4,442,088
Tellabs, Inc.*	188,993	1,307,831

		10,086,051

Computers & Peripherals 1.5%
NetApp, Inc.*	85,600	2,283,808
STEC, Inc.*	43,177	1,268,972
Western Digital Corp.*	189,612	6,926,526

		10,479,306

Construction & Engineering 2.4%
Aecom Technology Corp.*	150,941	4,096,539
Jacobs Engineering Group, Inc.*	95,900	4,406,605
Quanta Services, Inc.*	213,454	4,723,737
Shaw Group, Inc. (The)*	45,700	1,466,513
URS Corp.*	46,091	2,011,872

		16,705,266

Consumer Finance 0.2%
Discover Financial Services	94,819	1,538,912

Containers & Packaging 0.7%
Crown Holdings, Inc.*	173,541	4,720,315

Diversified Consumer Services 1.4%
DeVry, Inc.	80,400	4,447,728
Strayer Education, Inc.(a)	25,000	5,442,000

		9,889,728

Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.*	53,127	5,163,413
MSCI, Inc., Class A*	150,000	4,443,000

		9,606,413

Electrical Equipment 1.2%
Ametek, Inc.	144,500	5,044,495
Roper Industries, Inc.	64,000	3,262,720

		8,307,215

Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	90,000	3,391,200
Dolby Laboratories, Inc., Class A*	145,200	5,545,188
National Instruments Corp.	125,000	3,453,750
Trimble Navigation Ltd.*	150,000	3,586,500

		15,976,638

Energy Equipment & Services 2.2%
Atwood Oceanics, Inc.*	99,016	3,492,294
Cameron International Corp.*	88,705	3,354,823
Carbo Ceramics, Inc.	88,100	4,541,555
Oceaneering International, Inc.*	74,817	4,245,865

		15,634,537

Food & Staples Retailing 0.5%
BJ’s Wholesale Club, Inc.*	90,000	3,259,800

Food Products 0.2%
Green Mountain Coffee Roasters, Inc.*	20,476	1,511,948

Health Care Equipment & Supplies 1.7%
C.R. Bard, Inc.	44,000	3,458,840
Edwards Lifesciences Corp.*	50,000	3,495,500
NuVasive, Inc.*	70,000	2,923,200
ResMed, Inc.*	46,400	2,097,280

		11,974,820

Health Care Providers & Services 3.9%
Express Scripts, Inc.*	158,882	12,326,065
Health Management Associates, Inc., Class A*	297,741	2,230,080
HMS Holdings Corp.*	64,100	2,450,543
Medco Health Solutions, Inc.*	54,489	3,013,787
PSS World Medical, Inc.*	65,000	1,418,950
Tenet Healthcare Corp.*	367,668	2,161,888
VCA Antech, Inc.*	142,300	3,826,447

		27,427,760

Health Care Technology 1.4%
Allscripts-Misys Healthcare Solutions, Inc.	248,864	5,044,473
Cerner Corp.*	37,962	2,839,558
MedAssets, Inc.*	95,900	2,164,463

		10,048,494

Hotels, Restaurants & Leisure 4.6%
Bally Technologies, Inc.*	38,358	1,471,796
Boyd Gaming Corp.*	140,132	1,531,643
International Game Technology	232,991	5,004,647
Las Vegas Sands Corp.*(a)	200,268	3,372,513
Marriott International, Inc., Class A	76,807	2,119,105
Penn National Gaming, Inc.*	174,700	4,832,202
Royal Caribbean Cruises Ltd.*	70,000	1,685,600
WMS Industries, Inc.*	244,157	10,879,636
Wynn Resorts Ltd.*	22,132	1,568,937

		32,466,079

Household Durables 0.6%
KB Home	150,274	2,496,051
NVR, Inc.*	3,218	2,051,057

		4,547,108

Household Products 0.6%
Church & Dwight Co., Inc.	69,100	3,920,734

Industrial Conglomerates 0.6%

McDermott International, Inc.*	164,424	4,154,994

Information Technology Services 0.6%
Cognizant Technology Solutions Corp., Class A*	105,600	4,082,496

Internet & Catalog Retail 0.4%
priceline.com, Inc.*	17,500	2,901,850

Internet Software & Services 1.0%
Equinix, Inc.*	74,212	6,827,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Life Sciences Tools & Services 1.7%
Covance, Inc.*	24,932	$1,350,068
Illumina, Inc.*	109,300	4,645,250
Life Technologies Corp.*	121,622	5,661,504

		11,656,822

Machinery 1.9%
Bucyrus International, Inc.	68,432	2,437,548
Danaher Corp.	68,500	4,611,420
Flowserve Corp.	47,628	4,693,263
Joy Global, Inc.	30,172	1,476,618

		13,218,849

Media 0.7%
Discovery Communications, Inc., Class A*	40,000	1,155,600
DreamWorks Animation SKG, Inc., Class A*	79,400	2,824,258
Scripps Networks Interactive, Inc., Class A	30,000	1,108,500

		5,088,358

Metals & Mining 1.7%
AK Steel Holding Corp.	120,523	2,377,919
Cliffs Natural Resources, Inc.	72,500	2,346,100
Freeport-McMoRan Copper & Gold, Inc.	42,478	2,914,416
Walter Energy, Inc.	69,329	4,163,900

		11,802,335

Multiline Retail 2.4%
Dollar Tree, Inc.*	128,638	6,262,098
Family Dollar Stores, Inc.	105,409	2,782,797
Kohl’s Corp.*	68,700	3,919,335
Nordstrom, Inc.	124,300	3,796,122

		16,760,352

Oil, Gas & Consumable Fuels 4.4%
Alpha Natural Resources, Inc.*	40,000	1,404,000
Cabot Oil & Gas Corp.	55,700	1,991,275
Concho Resources, Inc.*	162,300	5,894,736
Continental Resources, Inc.*	55,532	2,175,188
PetroHawk Energy Corp.*	199,135	4,821,058
Range Resources Corp.	110,300	5,444,408
Southwestern Energy Co.*	169,872	7,250,137
Whiting Petroleum Corp.*	37,858	2,179,864

		31,160,666

Personal Products 1.4%
Avon Products, Inc.	132,154	4,487,950
Mead Johnson Nutrition Co., Class A(a)	113,400	5,115,474

		9,603,424

Pharmaceuticals 0.4%
Mylan, Inc.*	190,000	3,041,900

Professional Services 1.0%
CoStar Group, Inc.*	58,850	2,425,797
IHS, Inc., Class A*	91,600	4,683,508

		7,109,305

Road & Rail 1.0%
Avis Budget Group, Inc.*	106,573	1,423,816
J.B. Hunt Transport Services, Inc.	132,800	4,266,864
Kansas City Southern*	53,129	1,407,387

		7,098,067

Semiconductors & Semiconductor Equipment 6.3%
Altera Corp.	68,834	1,411,785
Analog Devices, Inc.	172,327	4,752,779
Atheros Communications, Inc.*	79,762	2,116,086
Broadcom Corp., Class A*	70,401	2,160,607
Cypress Semiconductor Corp.*	135,539	1,400,118
KLA Tencor Corp.	40,112	1,438,416
Lam Research Corp.*	70,100	2,394,616
Microchip Technology, Inc.	187,700	4,974,050
NVIDIA Corp.*	190,269	2,859,743
PMC - Sierra, Inc.*	389,269	3,721,412
Semtech Corp.*	120,687	2,052,886
Silicon Laboratories, Inc.*	177,173	8,213,740
Teradyne, Inc.*	394,805	3,651,946
Varian Semiconductor Equipment Associates, Inc.*	94,900	3,116,516

		44,264,700

Software 4.5%
Activision Blizzard, Inc.*	433,100	5,366,109
ANSYS, Inc.*	139,800	5,238,306
Citrix Systems, Inc.*	61,900	2,428,337
Electronic Arts, Inc.*	60,000	1,143,000
McAfee, Inc.*	52,600	2,303,354
MICROS Systems, Inc.*	68,100	2,055,939
Rovi Corp.*	255,902	8,598,307
Salesforce.com, Inc.*	25,000	1,423,250
Sybase, Inc.*	73,500	2,859,150

		31,415,752

Specialty Retail 7.0%
Aeropostale, Inc.*	65,619	2,852,458
Bed Bath & Beyond, Inc.*	182,025	6,833,218
CarMax, Inc.*	118,600	2,478,740
Chico’s FAS, Inc.*	245,624	3,193,112
Gap, Inc. (The)	106,000	2,268,400
O’Reilly Automotive, Inc.*	94,333	3,409,195
Ross Stores, Inc.	235,564	11,252,892
TJX Cos., Inc.	161,680	6,006,412
Urban Outfitters, Inc.*	261,100	7,877,387
Williams-Sonoma, Inc.	128,100	2,591,463

		48,763,277

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc.	134,808	4,437,879
Iconix Brand Group, Inc.*	81,559	1,017,041
Jones Apparel Group, Inc.	128,771	2,308,864
Phillips-Van Heusen Corp.	51,148	2,188,623

		9,952,407

Trading Companies & Distributors 1.2%
Fastenal Co.(a)	111,400	4,311,180
W.W. Grainger, Inc.	45,000	4,021,200

		8,332,380

Wireless Telecommunication Services 3.4%
American Tower Corp., Class A*	252,158	9,178,551
SBA Communications Corp. , Class A*	550,734	14,886,340

		24,064,891

		604,108,137

Total Common Stocks (cost $598,997,064)		677,353,839

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
Mutual Fund 3.6%

		Market
	Shares	Value

Money Market Fund 3.6%
AIM Liquid Assets Portfolio, 0.27% (b)	25,106,264	$25,106,264

Total Mutual Fund (cost $25,106,264)		25,106,264

Repurchase Agreement 2.5%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $17,693,392, collateralized by U.S. Government Agency Mortgage ranging from 4.00% - 6.50%, maturing 01/01/2019 - 01/01/2048; total market value of $18,047,225. (c)	$17,693,358	17,693,358

Total Repurchase Agreement (cost $17,693,358)		17,693,358

Total Investments (cost $641,796,686) (d) — 102.9%		720,153,461

Liabilities in excess of other assets — (2.9)%		(20,134,911)

NET ASSETS — 100.0%		$700,018,550

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $18,183,401, which was collateralized by a repurchase agreement with a value of $17,693,358 and $744,620 of collateral in the form of a U.S. Treasury T Bill maturing 04/01/10, a total value of $18,437,978.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $17,693,358.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $643,536,248, tax unrealized appreciation and depreciation were $80,206,215 and $(3,589,002), respectively.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$677,353,839	$—	$—	$677,353,839
Mutual Funds	25,106,264	—	—	25,106,264
Repurchase Agreement	—	17,693,358	—	17,693,358

Total Assets	702,460,103	17,693,358	—	720,153,461

Total	$702,460,103	$17,693,358	$—	$720,153,461

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 97.1%

		Market
	Shares	Value

BERMUDA 4.4%
Insurance 4.1%
Arch Capital Group Ltd.*	46,987	$3,173,502
Axis Capital Holdings Ltd.	64,418	1,944,135
Everest Re Group Ltd.	43,788	3,840,208
PartnerRe Ltd.	86,735	6,673,391
RenaissanceRe Holdings Ltd.	52,900	2,896,804
XL Capital Ltd., Class A	275,896	4,817,144

		23,345,184

Semiconductors & Semiconductor Equipment 0.3%
Marvell Technology Group Ltd.*	105,300	1,704,807

		25,049,991

CANADA 2.8%
Commercial Services & Supplies 0.7%
IESI-BFC Ltd.	208,758	2,697,153
Ritchie Brothers Auctioneers, Inc. (a)	60,966	1,496,106

		4,193,259

Diversified Telecommunication Services 0.3%
BCE, Inc.	67,386	1,660,969

Electronic Equipment, Instruments & Components 0.3%
Celestica, Inc.*	215,660	2,044,457

Metals & Mining 0.1%
Barrick Gold Corp.	21,578	817,806

Oil, Gas & Consumable Fuels 0.7%
Enbridge, Inc.	58,078	2,253,426
Imperial Oil Ltd.	51,746	1,969,504

		4,222,930

Pharmaceuticals 0.7%
Biovail Corp.	246,100	3,797,323

		16,736,744

CAYMAN ISLANDS 0.8%
Household Durables 0.8%
Garmin Ltd.	114,100	4,306,134

CHINA 0.7%
Internet Software & Services 0.7%
NetEase.com, Inc. ADR*	92,600	4,229,968

IRELAND 0.7%
Health Care Equipment & Supplies 0.1%
Covidien PLC	13,813	597,550

Information Technology Services 0.2%
Accenture PLC, Class A	33,835	1,261,030

Machinery 0.4%
Ingersoll-Rand PLC	74,392	2,281,603

		4,140,183

JERSEY 0.4%
Metals & Mining 0.4%
Randgold Resources Ltd. ADR	36,800	2,571,584

MEXICO 0.3%
Construction Materials 0.3%
Cemex SAB de CV ADR*	132,237	1,708,502

NETHERLANDS 0.4%
Construction & Engineering 0.2%
Chicago Bridge & Iron Co. NV NYRS	48,992	915,171

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV, Class G NYRS	43,144	1,275,768

		2,190,939

SINGAPORE 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Verigy Ltd.*	142,729	1,658,511

SWITZERLAND 0.4%
Energy Equipment & Services 0.4%
Transocean Ltd.*	11,455	979,746
Weatherford International Ltd.*	62,362	1,292,764

		2,272,510

UNITED KINGDOM 0.7%
Insurance 0.7%
Willis Group Holdings Ltd.	152,965	4,316,672

UNITED STATES 85.2%
Aerospace & Defense 1.1%
Alliant Techsystems, Inc.*	38,200	2,973,870
Goodrich Corp.	36,650	1,991,561
Northrop Grumman Corp.	22,092	1,143,261

		6,108,692

Airlines 0.8%
AMR Corp.*	75,149	597,435
Continental Airlines, Inc., Class B*	44,492	731,448
Delta Air Lines, Inc.*	111,934	1,002,929
Southwest Airlines Co.	132,074	1,267,910
UAL Corp.*	30,138	277,872
US Airways Group, Inc.*(a)	90,187	423,879

		4,301,473

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	82,131	1,398,691

Automobiles 0.1%
Ford Motor Co.*	53,299	384,286

Beverages 0.8%
Coca-Cola Enterprises, Inc.	46,159	988,264
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Beverages (continued)
Molson Coors Brewing Co., Class B	54,500	$2,653,060
Pepsi Bottling Group, Inc.	20,981	764,548

		4,405,872

Biotechnology 0.0%
Talecris Biotherapeutics Holdings Corp.*	13,141	249,679

Capital Markets 2.5%
AllianceBernstein Holding LP	43,509	1,186,925
Ameriprise Financial, Inc.	87,184	3,167,395
Artio Global Investors, Inc.*(a)	9,497	248,347
Invesco Ltd.	122,791	2,794,723
Legg Mason, Inc.	16,399	508,861
Northern Trust Corp.	86,079	5,006,355
TD Ameritrade Holding Corp.*	63,700	1,249,794

		14,162,400

Chemicals 2.5%
Celanese Corp., Series A	47,200	1,180,000
Eastman Chemical Co.	51,130	2,737,500
International Flavors & Fragrances, Inc.	47,837	1,814,457
Lubrizol Corp.	68,412	4,888,722
Minerals Technologies, Inc.	22,528	1,071,432
PPG Industries, Inc.	44,766	2,605,829

		14,297,940

Commercial Banks 1.3%
City National Corp.	18,828	732,974
Commerce Bancshares, Inc.	130,124	4,845,818
Cullen/Frost Bankers, Inc.	18,700	965,668
M&T Bank Corp.(a)	17,565	1,094,651

		7,639,111

Commercial Services & Supplies 2.6%
Pitney Bowes, Inc.	137,539	3,417,844
Republic Services, Inc.	252,631	6,712,406
Waste Management, Inc.	159,262	4,749,193

		14,879,443

Communications Equipment 1.0%
Brocade Communications Systems, Inc.*	46,795	367,809
EchoStar Corp., Class A*	177,252	3,272,072
Emulex Corp.*	188,336	1,937,977

		5,577,858

Computers & Peripherals 0.8%
Diebold, Inc.	61,095	2,011,858
QLogic Corp.*	57,975	997,170
Western Digital Corp.*	47,000	1,716,910

		4,725,938

Construction & Engineering 0.5%
Fluor Corp.	14,515	738,088
Foster Wheeler AG*	24,884	794,048
Insituform Technologies, Inc., Class A*	8,871	169,791
Jacobs Engineering Group, Inc.*	15,956	733,178
KBR, Inc.	30,445	709,064

		3,144,169

Consumer Finance 0.0%
SLM Corp.*	25,196	219,709

Containers & Packaging 2.1%
Bemis Co., Inc.	102,018	2,643,286
Crown Holdings, Inc.*	143,300	3,897,760
Owens-Illinois, Inc.*	100,600	3,712,140
Packaging Corp. of America	80,700	1,646,280

		11,899,466

Distributors 0.8%
Genuine Parts Co.	117,025	4,453,971

Diversified Financial Services 0.1%
Pico Holdings, Inc.*	16,296	543,472

Diversified Telecommunication Services 2.0%
CenturyTel, Inc.	153,382	5,153,635
Iowa Telecommunications Services, Inc.	95,570	1,204,182
Qwest Communications International, Inc.	416,981	1,588,698
Windstream Corp.	367,396	3,721,721

		11,668,236

Electric Utilities 3.0%
Allegheny Energy, Inc.	78,024	2,069,197
American Electric Power Co., Inc.	25,815	800,007
Great Plains Energy, Inc.	19,744	354,405
IDACORP, Inc.	152,318	4,385,235
Northeast Utilities	45,818	1,087,719
Pepco Holdings, Inc.	144,702	2,153,166
Pinnacle West Capital Corp.	23,404	768,119
Portland General Electric Co.	104,485	2,060,444
Westar Energy, Inc.	184,825	3,605,936

		17,284,228

Electrical Equipment 1.7%
A.O. Smith Corp.	26,331	1,003,211
Cooper Industries PLC, Class A	132,994	4,996,584
Emerson Electric Co.	22,472	900,678
Hubbell, Inc., Class A	2,704	109,485
Hubbell, Inc., Class B	42,184	1,771,728
Rockwell Automation, Inc.	21,936	934,474

		9,716,160

Electronic Equipment, Instruments & Components 1.0%
Agilent Technologies, Inc.*	67,989	1,892,134
AVX Corp.	78,018	930,755
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.*	8,498	$222,987
Molex, Inc.	126,708	2,645,663

		5,691,539

Energy Equipment & Services 1.4%
Baker Hughes, Inc.	21,313	909,212
BJ Services Co.	53,281	1,035,250
Cameron International Corp.*	83,035	3,140,384
Helmerich & Payne, Inc.	29,760	1,176,413
Noble Corp.	45,800	1,738,568

		7,999,827

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	15,460	872,872
Kroger Co. (The)	80,800	1,667,712

		2,540,584

Food Products 2.5%
Campbell Soup Co.	130,968	4,272,176
ConAgra Foods, Inc.	207,545	4,499,576
General Mills, Inc.	6,294	405,208
H.J. Heinz Co.	94,582	3,759,634
Kellogg Co.	27,330	1,345,456

		14,282,050

Gas Utilities 2.6%
AGL Resources, Inc.	16,178	570,598
EQT Corp.	117,364	4,999,706
Oneok, Inc.	59,500	2,178,890
Questar Corp.	86,311	3,241,841
Southwest Gas Corp.	156,258	3,997,080

		14,988,115

Health Care Equipment & Supplies 2.2%
Beckman Coulter, Inc.	29,129	2,008,153
Boston Scientific Corp.*	44,776	474,178
CareFusion Corp.*	38,208	832,935
Hospira, Inc.*	112,372	5,011,791
Symmetry Medical, Inc.*	182,671	1,894,298
Zimmer Holdings, Inc.*	45,993	2,458,326

		12,679,681

Health Care Providers & Services 2.3%
Cardinal Health, Inc.	53,116	1,423,509
LifePoint Hospitals, Inc.*	104,797	2,835,807
McKesson Corp.	26,337	1,568,368
Patterson Cos., Inc.*	27,055	737,249
Quest Diagnostics, Inc.	56,300	2,938,297
Select Medical Holdings Corp.*	70,883	713,792
Universal Health Services, Inc., Class B	43,438	2,690,115

		12,907,137

Health Care Technology 0.9%
Cerner Corp.*	40,700	3,044,360
IMS Health, Inc.	121,968	1,872,209

		4,916,569

Hotels, Restaurants & Leisure 1.7%
CEC Entertainment, Inc.*	82,104	2,123,209
International Speedway Corp., Class A	111,426	3,072,015
Royal Caribbean Cruises Ltd.*	46,962	1,130,845
Speedway Motorsports, Inc.	154,679	2,225,831
Starwood Hotels & Resorts Worldwide, Inc.	35,598	1,175,802

		9,727,702

Household Durables 0.9%
D.R. Horton, Inc.	54,967	627,173
Fortune Brands, Inc.	55,269	2,375,462
KB Home	19,782	328,579
Mohawk Industries, Inc.*	22,832	1,088,858
Pulte Homes, Inc.	71,409	784,785
Whirlpool Corp.	1,325	92,697

		5,297,554

Household Products 0.8%
Kimberly-Clark Corp.	81,450	4,803,921

Independent Power Producers & Energy Traders 1.2%
AES Corp. (The)*	202,200	2,996,604
NRG Energy, Inc.*	140,500	3,960,695

		6,957,299

Industrial Conglomerates 0.2%
McDermott International, Inc.*	34,241	865,270

Information Technology Services 1.8%
Fidelity National Information Services, Inc.	155,600	3,969,356
Global Payments, Inc.	28,200	1,316,940
Hewitt Associates, Inc., Class A*	84,200	3,067,406
SAIC, Inc.*	94,900	1,664,546

		10,018,248

Insurance 5.1%
Aon Corp.	177,753	7,232,769
Assurant, Inc.	48,401	1,551,736
Chubb Corp.	67,585	3,406,960
HCC Insurance Holdings, Inc.	113,885	3,114,755
Lincoln National Corp.	57,657	1,493,893
Marsh & McLennan Cos., Inc.	356,527	8,816,913
Transatlantic Holdings, Inc.	38,508	1,931,946
Travelers Cos., Inc. (The)	36,961	1,819,590

		29,368,562

Leisure Equipment & Products 0.5%
Hasbro, Inc.	29,366	814,907
Mattel, Inc.	109,766	2,026,280

		2,841,187

Life Sciences Tools & Services 0.8%
Covance, Inc.*	26,298	1,424,037
Life Technologies Corp.*	67,803	3,156,229

		4,580,266

Machinery 2.6%
AGCO Corp.*	25,584	706,886
Altra Holdings, Inc.*	212,181	2,374,305
Cummins, Inc.	22,344	1,001,235
Dover Corp.	27,883	1,080,745
Eaton Corp.	43,128	2,440,613
Kaydon Corp.	72,759	2,358,847
Manitowoc Co., Inc. (The)	86,240	816,693
Pall Corp.	37,800	1,220,184
Parker Hannifin Corp.	25,190	1,305,849
Stanley Works (The)	27,001	1,152,673
Terex Corp.*	33,551	695,512

		15,153,542

Media 1.7%
Cablevision Systems Corp., Class A	154,600	3,671,750
DreamWorks Animation SKG, Inc., Class A*	108,390	3,855,432
McGraw-Hill Cos., Inc. (The)	7,233	181,838
National CineMedia, Inc.	58,274	988,910
Regal Entertainment Group, Class A	107,192	1,320,605

		10,018,535

Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	33,336	2,287,183
Newmont Mining Corp.	46,862	2,062,865
Nucor Corp.	32,240	1,515,603
Steel Dynamics, Inc.	42,328	649,312
United States Steel Corp.	32,847	1,457,421

		7,972,384

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Multiline Retail 0.9%
Dollar Tree, Inc.*	51,300	$2,497,284
Family Dollar Stores, Inc.	30,517	805,649
Macy’s, Inc.	102,509	1,874,889

		5,177,822

Multi-Utilities 5.5%
Ameren Corp.	27,333	690,978
CenterPoint Energy, Inc.	130,200	1,618,386
CMS Energy Corp.	214,300	2,871,620
DTE Energy Co.	38,120	1,339,537
OGE Energy Corp.	92,400	3,056,592
PG&E Corp.	89,325	3,616,769
Sempra Energy	97,769	4,869,874
TECO Energy, Inc.	214,300	3,017,344
Wisconsin Energy Corp.	180,952	8,173,602
Xcel Energy, Inc.	117,031	2,251,676

		31,506,378

Oil, Gas & Consumable Fuels 3.4%
Alpha Natural Resources, Inc.*	15,059	528,571
Apache Corp.	22,705	2,085,000
CONSOL Energy, Inc.	18,900	852,579
El Paso Corp.	113,020	1,166,366
EOG Resources, Inc.	17,150	1,432,197
Murphy Oil Corp.	26,668	1,535,277
Newfield Exploration Co.*	44,003	1,872,768
Noble Energy, Inc.	31,748	2,094,098
PetroHawk Energy Corp.*	129,100	3,125,511
Pioneer Natural Resources Co.	38,060	1,381,197
Southwestern Energy Co.*	35,030	1,495,081
Sunoco, Inc.	14,720	418,784
Ultra Petroleum Corp.*	28,300	1,385,568

		19,372,997

Paper & Forest Products 0.3%
MeadWestvaco Corp.	27,268	608,349
Weyerhaeuser Co.	31,713	1,162,282

		1,770,631

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	50,631	1,877,397

Pharmaceuticals 2.0%
Forest Laboratories, Inc.*	134,492	3,959,445
King Pharmaceuticals, Inc.*	386,087	4,158,157
Mylan, Inc.*	231,930	3,713,199

		11,830,801

Real Estate Investment Trusts (REITs) 4.1%
AvalonBay Communities, Inc.	18,680	1,358,597
Boston Properties, Inc.	35,275	2,312,276
Equity Residential	49,172	1,509,580
Federal Realty Investment Trust	3,886	238,484
Government Properties Income Trust*	82,913	1,990,741
HCP, Inc.	4,684	134,618
Health Care REIT, Inc.	89,500	3,724,990
Host Hotels & Resorts, Inc.	150,721	1,773,986
MFA Financial, Inc.	539,200	4,292,032
Nationwide Health Properties, Inc.	94,000	2,913,060
ProLogis	47,973	571,838
Public Storage	2,374	178,620
Rayonier, Inc.	36,825	1,506,511
Ventas, Inc.	27,938	1,075,613

		23,580,946

Real Estate Management & Development 0.2%
St. Joe Co. (The)*	32,255	939,266

Road & Rail 1.1%
CSX Corp.	45,140	1,889,560
Heartland Express, Inc.	73,877	1,063,829
Kansas City Southern*	72,573	1,922,459
Old Dominion Freight Line, Inc.*	46,400	1,411,952

		6,287,800

Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	135,806	1,819,800
KLA Tencor Corp.	25,233	904,855
Lam Research Corp.*	39,942	1,364,419
LSI Corp.*	404,248	2,219,322
Maxim Integrated Products, Inc.	94,377	1,711,999
Microchip Technology, Inc.	86,007	2,279,186
Micron Technology, Inc.*	60,297	494,435
Teradyne, Inc.*	93,864	868,242

		11,662,258

Software 2.9%
Adobe Systems, Inc.*	39,758	1,313,604
Autodesk, Inc.*	63,868	1,520,058
BMC Software, Inc.*	129,926	4,876,123
McAfee, Inc.*	48,943	2,143,214
Sybase, Inc.*	69,600	2,707,440
Symantec Corp.*	188,500	3,104,595
Synopsys, Inc.*	40,118	899,446

		16,564,480

Specialty Retail 3.6%
Abercrombie & Fitch Co., Class A	17,988	591,446
Aeropostale, Inc.*	89,100	3,873,177
Bed Bath & Beyond, Inc.*	19,332	725,723
Lowe’s Cos., Inc.	178,478	3,737,329
PetSmart, Inc.	196,176	4,266,828
RadioShack Corp.	105,900	1,754,763
Ross Stores, Inc.	62,700	2,995,179
TJX Cos., Inc.	68,700	2,552,205

		20,496,650

Textiles, Apparel & Luxury Goods 0.7%
VF Corp.	51,595	3,737,026

Thrifts & Mortgage Finance 1.0%
Hudson City Bancorp, Inc.	45,055	592,473
People’s United Financial, Inc.	305,439	4,752,631
Washington Federal, Inc.	19,609	330,608

		5,675,712

Tobacco 1.0%
Lorillard, Inc.	76,514	5,684,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	10,392	$928,629

		487,764,549

Total Common Stocks (cost $517,745,577)		556,946,287

Exchange Traded Fund 1.0%

		Market
	Shares	Value

Mutual Funds 1.0%
iShares Russell Midcap Value Index Fund	153,716	5,444,621

Total Exchange Traded Fund (cost $5,080,849)		5,444,621

Mutual Fund 1.1%

		Market
	Shares	Value

Money Market Fund 1.1%
AIM Liquid Assets Portfolio, 0.27% (b)	6,310,018	6,310,018

Total Mutual Fund (cost $6,310,018)		6,310,018

Repurchase Agreement 0.6%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09 due 10/01/09, repurchase price $3,315,311, collateralized by U.S. Government Agency Mortgages 3.92% - 6.50%, maturing 01/01/19 - 01/01/48, total market value $3,381,611 (c)	$3,315,305	$3,315,305

Total Repurchase Agreement (cost $3,315,305)		3,315,305

Total Investments (cost $532,451,749) (d) — 99.8%		572,016,231

Other assets in excess of liabilities — 0.2%		1,356,897

NET ASSETS — 100.0%		$573,373,128

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $2,692,252.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $3,315,305.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $548,666,211, tax unrealized appreciation and depreciation were $33,292,045 and $(9,942,025), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	10/30/09	(5,636,454)	$(5,178,804)	$(5,264,517)	$(85,713)
Canadian Dollar	10/30/09	(267,600)	(245,960)	(249,941)	(3,981)
Canadian Dollar	10/30/09	(282,506)	(262,973)	(263,863)	(890)

Total Short Contracts			$(5,687,737)	$(5,778,321)	$(90,584)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$556,946,287	$—	$—	$556,946,287
Exchange Traded Fund	5,444,621	—	—	5,444,621
Mutual Funds	6,310,018	—	—	6,310,018
Repurchase Agreement	—	3,315,305	—	3,315,305

Total Assets	568,700,926	3,315,305	—	572,016,231

Liabilities:
Forward Currency Contracts	—	(90,584)	—	(90,584)

Total Liabilities	—	(90,584)	—	(90,584)

Total	$568,700,926	$3,224,721	$—	$571,925,647

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Mid Cap Value Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	(90,584)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$(90,584)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 93.4%

		Market
	Shares	Value

ARGENTINA 0.7%
Internet Software & Services 0.7%
MercadoLibre, Inc.*	14,830	$570,362

BERMUDA 0.8%
Internet Software & Services 0.8%
VistaPrint NV*	14,290	725,218

CANADA 0.5%
Metals & Mining 0.5%
Thompson Creek Metals Co., Inc.*	32,210	388,775

CHINA 1.4%
Machinery 0.2%
SmartHeat, Inc.*	12,400	147,188

Software 0.6%
Longtop Financial Technologies Ltd. ADR*	19,420	552,693

Textiles, Apparel & Luxury Goods 0.6%
Fuqi International, Inc.*	18,340	536,996

		1,236,877

GREECE 0.6%
Transportation Infrastructure 0.6%
Aegean Marine Petroleum Network, Inc.	24,230	545,175

IRELAND 0.5%
Life Sciences Tools & Services 0.5%
ICON PLC ADR*	17,930	439,106

NETHERLANDS 1.2%
Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV NYRS	34,350	641,658

Energy Equipment & Services 0.5%
Core Laboratories NV	3,800	391,742

		1,033,400

UNITED STATES 87.7%
Aerospace & Defense 1.1%
Aerovironment, Inc.*	19,900	558,991
DynCorp International, Inc., Class A*	14,400	259,200
TransDigm Group, Inc.*	2,600	129,506

		947,697

Auto Components 0.4%
Cooper Tire & Rubber Co.	17,830	313,451

Biotechnology 2.3%
Alexion Pharmaceuticals, Inc.*	19,820	882,783
AMAG Pharmaceuticals, Inc.*	5,180	226,262
Human Genome Sciences, Inc.*	8,700	163,734
Myriad Genetics, Inc.*	13,530	370,722
Savient Pharmaceuticals, Inc.*	16,700	253,840
United Therapeutics Corp.*	1,100	53,889

		1,951,230

Capital Markets 2.7%
Artio Global Investors, Inc.*	9,340	244,241
Greenhill & Co., Inc.	4,310	386,090
optionsXpress Holdings, Inc.	16,950	292,896
Riskmetrics Group, Inc.*	21,800	318,716
Stifel Financial Corp.*	12,350	678,015
Waddell & Reed Financial, Inc., Class A	13,940	396,593

		2,316,551

Chemicals 0.2%
Solutia, Inc.*	11,000	127,380

Commercial Banks 0.7%
East West Bancorp, Inc.	20,500	170,150
Signature Bank*	16,160	468,640

		638,790

Commercial Services & Supplies 0.6%
Copart, Inc.*	7,480	248,411
Waste Connections, Inc.*	8,130	234,632

		483,043

Communications Equipment 3.3%
Aruba Networks, Inc.*	41,210	364,296
F5 Networks, Inc.*	12,540	496,960
Palm, Inc.*	18,650	325,070
Riverbed Technology, Inc.*	65,010	1,427,620
Starent Networks Corp.*	10,660	270,977

		2,884,923

Computers & Peripherals 0.4%
Netezza Corp.*	33,000	370,920

Construction & Engineering 0.9%
MYR Group, Inc.*	21,490	453,224
Orion Marine Group, Inc.*	14,760	303,170

		756,394

Containers & Packaging 0.4%
Rock-Tenn Co., Class A	7,880	371,227

Distributors 1.7%
LKQ Corp.*	76,878	1,425,318

Diversified Consumer Services 2.0%
American Public Education, Inc.*	18,450	640,953
Capella Education Co.*	10,950	737,373
Strayer Education, Inc.	1,690	367,879

		1,746,205

Diversified Financial Services 1.5%
Financial Federal Corp.	33,725	832,333
MSCI, Inc., Class A*	16,960	502,355

		1,334,688

Electrical Equipment 1.1%
American Superconductor Corp.*	7,380	247,525
GrafTech International Ltd.*	16,600	244,020
Regal-Beloit Corp.	10,880	497,325

		988,870

Electronic Equipment, Instruments & Components 0.6%
DTS, Inc.*	18,900	517,482

Energy Equipment & Services 0.4%
Oceaneering International, Inc.*	6,660	377,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Food Products 1.1%
Diamond Foods, Inc.	15,320	$485,950
TreeHouse Foods, Inc.*	11,940	425,900

		911,850

Health Care Equipment & Supplies 4.5%
ABIOMED, Inc.*	39,100	379,661
Edwards Lifesciences Corp.*	3,790	264,959
Haemonetics Corp.*	8,460	474,775
ICU Medical, Inc.*	7,790	287,139
IDEXX Laboratories, Inc.*	4,930	246,500
Merit Medical Systems, Inc.*	16,430	284,732
NuVasive, Inc.*	27,730	1,158,005
Thoratec Corp.*	14,510	439,218
Volcano Corp.*	21,400	359,948

		3,894,937

Health Care Providers & Services 4.6%
Bio-Reference Labs, Inc.*	14,220	489,168
Genoptix, Inc.*	11,290	392,666
Hanger Orthopedic Group, Inc.*	40,980	568,392
Healthways, Inc.*	27,130	415,632
HMS Holdings Corp.*	30,940	1,182,836
IPC The Hospitalist Co., Inc.*	10,460	328,967
Mednax, Inc.*	11,240	617,301

		3,994,962

Health Care Technology 4.5%
Allscripts-Misys Healthcare Solutions, Inc.	56,650	1,148,296
athenahealth, Inc.*	37,900	1,454,223
MedAssets, Inc.*	13,530	305,372
Omnicell, Inc.*	33,750	375,975
Phase Forward, Inc.*	15,860	222,674
SXC Health Solutions Corp.*	8,810	412,220

		3,918,760

Hotels, Restaurants & Leisure 5.5%
BJ’s Restaurants, Inc.*	8,500	127,415
Buffalo Wild Wings, Inc.*	7,030	292,518
Cheesecake Factory, Inc. (The)*	25,790	477,631
Chipotle Mexican Grill, Inc., Class A*	5,250	509,512
Gaylord Entertainment Co.*	35,350	710,535
Panera Bread Co., Class A*	9,800	539,000
Scientific Games Corp., Class A*	44,750	708,393
Vail Resorts, Inc.*	18,850	632,229
WMS Industries, Inc.*	16,350	728,556

		4,725,789

Information Technology Services 0.7%
CyberSource Corp.*	15,780	263,053
TNS, Inc.*	13,830	378,942

		641,995

Internet Software & Services 6.2%
Constant Contact, Inc.*	63,250	1,217,562
DealerTrack Holdings, Inc.*	24,000	453,840
Equinix, Inc.*	6,080	559,360
GSI Commerce, Inc.*	21,520	415,551
Omniture, Inc.*	59,900	1,284,256
OpenTable, Inc.*	6,600	181,896
Rackspace Hosting, Inc.*	25,210	430,083
Switch & Data Facilities Co., Inc.*	30,140	410,205
Vocus, Inc.*	22,050	460,625

		5,413,378

Life Sciences Tools & Services 0.4%
Illumina, Inc.*	8,460	359,550

Machinery 3.6%
Bucyrus International, Inc.	21,110	751,938
Chart Industries, Inc.*	11,600	250,444
Gardner Denver, Inc.*	10,990	383,331
Middleby Corp.*	7,880	433,479
Nordson Corp.	9,010	505,371
Wabtec Corp.	22,910	859,812

		3,184,375

Oil, Gas & Consumable Fuels 3.3%
Arena Resources, Inc.*	11,630	412,865
Bill Barrett Corp.*	26,000	852,540
Carrizo Oil & Gas, Inc.*	35,890	878,946
Concho Resources, Inc.*	19,810	719,499

		2,863,850

Personal Products 1.2%
Alberto-Culver Co.	37,100	1,026,928

Pharmaceuticals 0.3%
Perrigo Co.	8,300	282,117

Professional Services 2.7%
CoStar Group, Inc.*	15,000	618,300
FTI Consulting, Inc.*	5,420	230,946
ICF International, Inc.*	17,410	527,872
IHS, Inc., Class A*	6,800	347,684
Monster Worldwide, Inc.*	13,940	243,671
TrueBlue, Inc.*	27,160	382,141

		2,350,614

Real Estate Investment Trusts (REITs) 0.3%
Digital Realty Trust, Inc.	5,760	263,290

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	6,110	289,431

Road & Rail 3.2%
Con-way, Inc.	5,640	216,125
J.B. Hunt Transport Services, Inc.	33,450	1,074,749
Kansas City Southern*	34,450	912,580
Knight Transportation, Inc.	18,750	314,625
Old Dominion Freight Line, Inc.*	8,760	266,567

		2,784,646

Semiconductors & Semiconductor Equipment 4.8%
Cavium Networks, Inc.*	33,040	709,369
Cymer, Inc.*	14,210	552,201
Diodes, Inc.*	9,320	168,599
Monolithic Power Systems, Inc.*	17,150	402,167
Netlogic Microsystems, Inc.*	15,500	697,500
Silicon Laboratories, Inc.*	14,650	679,174
Skyworks Solutions, Inc.*	29,210	386,740
Varian Semiconductor Equipment Associates, Inc.*	15,910	522,484

		4,118,234

Software 13.7%
Advent Software, Inc.*	9,690	390,023
Blackbaud, Inc.	52,150	1,209,880
Blackboard, Inc.*	34,150	1,290,187
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Software (continued)
Commvault Systems, Inc.*	49,300	$1,022,975
Concur Technologies, Inc.*	35,150	1,397,564
EPIQ Systems, Inc.*	46,615	675,917
FactSet Research Systems, Inc.	15,775	1,044,936
MICROS Systems, Inc.*	40,850	1,233,261
NetSuite, Inc.*	22,440	343,332
Pegasystems, Inc.	14,140	488,254
Rosetta Stone, Inc.*	14,484	332,553
Rovi Corp.*	13,940	468,384
SolarWinds, Inc.*	18,900	416,367
Sourcefire, Inc.*	29,850	640,880
SuccessFactors, Inc.*	38,120	536,348
Taleo Corp., Class A*	17,650	399,596

		11,890,457

Specialty Retail 4.7%
Aeropostale, Inc.*	13,750	597,713
Chico’s FAS, Inc.*	39,450	512,850
Citi Trends, Inc.*	14,040	399,719
hhgregg, Inc.*	19,280	326,603
J Crew Group, Inc.*	20,570	736,817
Lumber Liquidators, Inc.*	17,800	386,082
O’Reilly Automotive, Inc.*	30,200	1,091,428

		4,051,212

Textiles, Apparel & Luxury Goods 1.3%
Phillips-Van Heusen Corp.	12,090	517,331
Warnaco Group, Inc. (The)*	13,270	582,022

		1,099,353

Wireless Telecommunication Services 0.5%
SBA Communications Corp. , Class A*	16,210	438,156

		76,056,008

Total Common Stocks (cost $68,446,274)		80,994,921

Mutual Fund 7.8%

		Market
	Shares	Value

Money Market Fund 7.8%
AIM Liquid Assets Portfolio, 0.27% (a)	6,809,014	6,809,014

Total Mutual Fund (cost $6,809,014)		6,809,014

Total Investments (cost $75,255,288) (b) — 101.2%		87,803,935

Liabilities in excess of other assets — (1.2)%		(1,028,417)

NET ASSETS — 100.0%		$86,775,518

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2009.

(b)	At September 30, 2009, the tax basis cost of the Fund’s investments was $76,109,189, tax unrealized appreciation and depreciation were $14,548,597 and $(2,853,851), respectively.

ADR	American Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Growth Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$80,994,921	$—	$—	$80,994,921
Mutual Funds	6,809,014	—	—	6,809,014

Total Assets	87,803,935	—	—	87,803,935

Total	$87,803,935	$—	$—	$87,803,935

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.5%

		Market
	Shares	Value

BERMUDA 2.3%
Household Durables 0.1%
Helen of Troy Ltd.*	13,300	$258,419

Insurance 2.1%
American Safety Insurance Holdings Ltd.*	1,200	18,960
Argo Group International Holdings Ltd.*	9,231	310,900
Aspen Insurance Holdings Ltd.	104,080	2,754,998
Assured Guaranty Ltd.	38,600	749,612
Max Capital Group Ltd.	17,600	376,112
Platinum Underwriters Holdings Ltd.	18,900	677,376
Validus Holdings Ltd.	47,700	1,230,660

		6,118,618

Oil, Gas & Consumable Fuels 0.1%
Knightsbridge Tankers Ltd.	8,900	116,056
Nordic American Tanker Shipping(a)	3,500	103,530

		219,586

		6,596,623

BRITISH VIRGIN 0.5%
Air Freight & Logistics 0.5%
UTI Worldwide, Inc.	99,760	1,444,525

CANADA 0.4%
Chemicals 0.4%
Methanex Corp.	66,198	1,145,888

Commercial Services & Supplies 0.0%
Waste Services, Inc.*	2,900	13,398

		1,159,286

CAYMAN ISLANDS 0.1%
Food Products 0.1%
Fresh Del Monte Produce, Inc.*	16,200	366,282

ISRAEL 0.0%
Biotechnology 0.0%
Protalix BioTherapeutics, Inc.*	8,700	71,862

JERSEY 0.0%
Oil, Gas & Consumable Fuels 0.0%
DHT Maritime, Inc.	10,300	38,728

LUXEMBOURG 0.0%
Real Estate Management & Development 0.0%
Altisource Portfolio Solutions SA*	3,700	53,428

PANAMA 0.1%
Commercial Banks 0.1%
Banco Latinoamericano de Comercio Exterior, SA, Class E	9,900	140,778

PUERTO RICO 0.1%
Commercial Banks 0.0%
First Bancorp, Puerto Rico	24,300	74,115
Oriental Financial Group, Inc.	8,400	106,680

		180,795

Health Care Providers & Services 0.1%
Triple-S Management Corp., Class B*	11,000	184,470

Thrifts & Mortgage Finance 0.0%
Doral Financial Corp.*(a)	13,900	51,430

		416,695

UNITED KINGDOM 0.0%
Chemicals 0.0%
Innospec, Inc.	8,300	122,425

Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.*(b)	155,500	—

		122,425

UNITED STATES 94.0%
Aerospace & Defense 1.9%
Alliant Techsystems, Inc.*	21,750	1,693,238
Ceradyne, Inc.*	6,300	115,479
Curtiss-Wright Corp.	31,000	1,058,030
DigitalGlobe, Inc.*	13,400	299,758
Ducommun, Inc.	7,200	136,152
DynCorp International, Inc., Class A*	32,700	588,600
Esterline Technologies Corp.*	8,100	317,601
Hexcel Corp.*	76,390	873,902
Moog, Inc., Class A*	2,175	64,162
Triumph Group, Inc.	6,000	287,940

		5,434,862

Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc.*	7,800	249,366
Pacer International, Inc.	28,300	109,238

		358,604

Airlines 0.4%
AirTran Holdings, Inc.*	10,300	64,375
Hawaiian Holdings, Inc.*	24,300	200,718
JetBlue Airways Corp.*	11,300	67,574
Republic Airways Holdings, Inc.*	36,700	342,411
SkyWest, Inc.	26,600	441,028

		1,116,106

Auto Components 1.1%
Drew Industries, Inc.*	89,300	1,936,917
Spartan Motors, Inc.	17,000	87,380
Standard Motor Products, Inc.	27,600	419,520
WABCO Holdings, Inc.	29,150	612,150

		3,055,967

Biotechnology 0.6%
Alexion Pharmaceuticals, Inc.*	4,000	178,160
Alkermes, Inc.*	90,801	834,461
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Biotechnology (continued)
ARIAD Pharmaceuticals, Inc.*	21,300	$47,286
Celera Corp.*	4,500	28,035
Emergent Biosolutions, Inc.*	7,300	128,918
Halozyme Therapeutics, Inc.*	4,200	29,862
Incyte Corp Ltd.*(a)	11,000	74,250
InterMune, Inc.*	1,400	22,302
Maxygen, Inc.*	7,400	49,506
Medivation, Inc.*	2,000	54,280
Pharmasset, Inc.*	1,800	38,052
Savient Pharmaceuticals, Inc.*	5,500	83,600
Seattle Genetics, Inc.*	5,100	71,553
United Therapeutics Corp.*	2,100	102,879
XOMA Ltd.*(a)	46,500	37,665

		1,780,809

Building Products 1.3%
Ameron International Corp.	3,500	244,930
Apogee Enterprises, Inc.	7,600	114,152
Armstrong World Industries, Inc.*	36,400	1,254,344
Gibraltar Industries, Inc.	132,686	1,760,743
NCI Building Systems, Inc.*(a)	17,900	57,280
Quanex Building Products Corp.	11,100	159,396
Trex Co., Inc.*(a)	1,700	30,940
Universal Forest Products, Inc.	5,700	224,922

		3,846,707

Capital Markets 3.0%
American Capital Ltd.*(a)	68,000	219,640
Artio Global Investors, Inc.*(a)	2,800	73,220
BGC Partners, Inc., Class A	24,800	106,144
Duff & Phelps Corp., Class A	111,395	2,134,328
Federated Investors, Inc., Class B	32,250	850,433
Gladstone Capital Corp.	8,900	79,477
Kayne Anderson Energy Development Co.	5,031	66,560
Knight Capital Group, Inc., Class A*	27,500	598,125
MCG Capital Corp.*	57,172	239,551
Patriot Capital Funding, Inc.	12,165	49,633
Penson Worldwide, Inc.*(a)	24,600	239,604
Piper Jaffray Cos.*	2,600	124,072
Prospect Capital Corp.(a)	11,438	122,501
Stifel Financial Corp.*	4,700	258,030
SWS Group, Inc.	122,730	1,767,312
TICC Capital Corp.	7,100	35,784
Virtus Investment Partners, Inc.*	305	4,761
Waddell & Reed Financial, Inc., Class A	60,300	1,715,535

		8,684,710

Chemicals 2.1%
A. Schulman, Inc.	7,300	145,489
H.B. Fuller Co.	18,900	395,010
Innophos Holdings, Inc.	9,000	166,500
Koppers Holdings, Inc.	4,600	136,390
Minerals Technologies, Inc.	3,400	161,704
Nalco Holding Co.	71,950	1,474,256
NewMarket Corp.	2,900	269,816
Olin Corp.	5,100	88,944
OM Group, Inc.*	8,700	264,393
PolyOne Corp.*	18,714	124,822
Rockwood Holdings, Inc.*	9,000	185,130
Sensient Technologies Corp.	28,860	801,442
Solutia, Inc.*	10,100	116,958
Spartech Corp.	47,600	512,652
Valspar Corp.	42,320	1,164,223

		6,007,729

Commercial Banks 8.3%
1st Source Corp.	3,100	50,530
1st United Bancorp, Inc./Boca Raton*	16,500	94,875
Alliance Financial Corp.	1,200	32,460
Ameris Bancorp	6,429	45,968
Bancfirst Corp.	2,800	103,404
Bank of the Ozarks, Inc.	80,140	2,126,114
Banner Corp.(a)	3,000	8,190
Boston Private Financial Holdings, Inc.	25,100	163,401
CapitalSource, Inc.	449,687	1,951,642
Central Pacific Financial Corp.	14,000	35,280
Chemical Financial Corp.	6,555	142,833
Citizens Republic Bancorp, Inc.*(a)	61,247	46,548
City Holding Co.	13,400	399,454
Columbia Banking System, Inc.	8,030	132,897
Community Bank System, Inc.	7,500	137,025
Community Trust Bancorp, Inc.	13,070	342,042
CVB Financial Corp.(a)	71,200	540,408
East West Bancorp, Inc.	11,200	92,960
Farmers Capital Bank Corp.	2,800	50,064
Financial Institutions, Inc.	4,100	40,877
First Bancorp, North Carolina	5,400	97,470
First Community Bancshares, Inc.	15,400	194,348
First Financial Bancorp	30,200	363,910
First Merchants Corp.	6,000	41,820
First South Bancorp, Inc.(a)	2,200	25,300
FirstMerit Corp.	16,985	323,228
FNB Corp.	53,200	378,252
Guaranty Bancorp*	10,100	14,948
Heartland Financial USA, Inc.(a)	2,800	41,300
IBERIABANK Corp.	12,100	551,276
Independent Bank Corp.	13,000	287,690
Investors Bancorp, Inc.*	97,750	1,037,127
Lakeland Bancorp, Inc.	9,300	69,750
Lakeland Financial Corp.	5,500	113,575
MainSource Financial Group, Inc.	4,610	31,348
Nara Bancorp, Inc.	10,400	72,280
National Penn Bancshares, Inc.	32,645	199,461
NBT Bancorp, Inc.	11,300	254,702
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Commercial Banks (continued)
Old Second Bancorp, Inc.(a)	1,400	$8,022
Pacific Capital Bancorp NA(a)	13,700	19,728
Pacific Continental Corp.	3,100	32,643
PacWest Bancorp	4,600	87,630
Park National Corp.(a)	2,900	169,186
Peoples Bancorp, Inc.	7,100	92,655
Prosperity Bancshares, Inc.	9,500	330,505
Renasant Corp.	14,400	213,840
Republic Bancorp, Inc., Class A	4,755	94,910
S&T Bancorp, Inc.(a)	6,600	85,536
Shore Bancshares, Inc.	1,100	18,403
Sierra Bancorp	4,400	52,844
Simmons First National Corp., Class A	3,800	109,478
South Financial Group, Inc. (The)	137,400	201,978
Southside Bancshares, Inc.	7,975	179,597
Southwest Bancorp, Inc.	7,500	105,300
Sterling Bancorp, Class N	6,700	48,374
Sterling Bancshares, Inc.	189,929	1,388,381
Sterling Financial Corp.*(a)	29,305	58,610
Suffolk Bancorp	2,400	71,064
TCF Financial Corp.	74,050	965,612
Texas Capital Bancshares, Inc.*	95,400	1,606,536
Trico Bancshares	5,700	93,480
Trustmark Corp.	10,700	203,835
UMB Financial Corp.	21,700	877,548
Umpqua Holdings Corp.	14,496	153,658
Union Bankshares Corp.	5,150	64,118
United Bankshares, Inc.(a)	3,800	74,442
United Community Banks, Inc.*	13,071	65,355
Univest Corp of Pennsylvania	36,020	780,553
Washington Trust Bancorp, Inc.	4,900	85,848
WesBanco, Inc.	6,900	106,674
West Bancorp, Inc.	6,300	31,248
Western Alliance Bancorp*	209,978	1,324,961
Wilshire Bancorp, Inc.	133,980	983,413
Wintrust Financial Corp.	89,640	2,506,334

		23,927,056

Commercial Services & Supplies 1.9%
ABM Industries, Inc.	4,700	98,888
ACCO Brands Corp.*	11,600	83,752
American Ecology Corp.	45,080	842,996
ATC Technology Corp.*	19,400	383,344
Clean Harbors, Inc.*	8,264	464,933
Consolidated Graphics, Inc.*	5,400	134,730
Deluxe Corp.	47,600	813,960
EnergySolutions, Inc.	50,600	466,532
Ennis, Inc.	4,000	64,520
Geo Group, Inc. (The)*	7,200	145,224
Knoll, Inc.	14,800	154,364
Metalico, Inc.*(a)	35,200	146,784
SYKES Enterprises, Inc.*	7,900	164,478
United Stationers, Inc.*	4,400	209,484
Viad Corp.	5,000	99,550
Waste Connections, Inc.*	41,010	1,183,548

		5,457,087

Communications Equipment 2.6%
3Com Corp.*	278,250	1,455,247
ADC Telecommunications, Inc.*	100,790	840,589
Arris Group, Inc.*	30,036	390,768
Avocent Corp.*	10,800	218,916
Black Box Corp.	5,200	130,468
Harmonic, Inc.*	200,910	1,342,079
Harris Stratex Networks, Inc., Class A*	9,000	63,000
Plantronics, Inc.	7,300	195,713
Polycom, Inc.*	4,600	123,050
Symmetricom, Inc.*	7,700	39,886
Tekelec*	11,300	185,659
Tellabs, Inc.*	362,580	2,509,054

		7,494,429

Computers & Peripherals 0.6%
Adaptec, Inc.*	10,100	33,734
Hypercom Corp.*	276,913	858,430
Imation Corp.	1,700	15,759
Quantum Corp.*	65,300	82,278
Synaptics, Inc.*(a)	32,600	821,520

		1,811,721

Construction & Engineering 0.7%
Comfort Systems USA, Inc.	27,300	316,407
EMCOR Group, Inc.*	42,900	1,086,228
Granite Construction, Inc.	7,200	222,768
MasTec, Inc.*	15,000	182,250
Tutor Perini Corp.*	4,400	93,720

		1,901,373

Construction Materials 0.0%
Headwaters, Inc.*	15,200	58,824

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	13,500	75,600
Cash America International, Inc.	20,900	630,344
CompuCredit Holdings Corp.*(a)	7,200	33,912
Dollar Financial Corp.*	20,823	333,584
Nelnet, Inc., Class A*	25,800	320,952
World Acceptance Corp.*(a)	15,700	395,797

		1,790,189

Containers & Packaging 2.0%
Myers Industries, Inc.	9,000	96,930
Pactiv Corp.*	18,170	473,329
Rock-Tenn Co., Class A	18,000	847,980
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Containers & Packaging (continued)
Silgan Holdings, Inc.	81,025	$4,272,448

		5,690,687

Distributors 0.1%
Core-Mark Holding Co., Inc.*	8,700	248,820

Diversified Consumer Services 0.5%
Bridgepoint Education, Inc.*	8,100	123,606
Service Corp. International	170,330	1,194,013
Stewart Enterprises, Inc., Class A	41,400	216,522

		1,534,141

Diversified Financial Services 0.4%
Compass Diversified Holdings	8,100	84,807
Encore Capital Group, Inc.*	8,600	115,670
Fifth Street Finance Corp.	5,400	59,022
Financial Federal Corp.	10,100	249,268
PHH Corp.*	34,500	684,480

		1,193,247

Diversified Telecommunication Services 0.2%
Atlantic Tele-Network, Inc.	2,900	154,918
Cincinnati Bell, Inc.*	88,000	308,000
Consolidated Communications Holdings, Inc.	3,800	60,838
Premiere Global Services, Inc.*	21,100	175,341

		699,097

Electric Utilities 2.0%
Cleco Corp.	13,400	336,072
DPL, Inc.	42,940	1,120,734
El Paso Electric Co.*	22,000	388,740
MGE Energy, Inc.	6,100	222,528
Portland General Electric Co.	27,000	532,440
UIL Holdings Corp.	6,233	164,489
UniSource Energy Corp.	26,400	811,800
Westar Energy, Inc.	115,100	2,245,601

		5,822,404

Electrical Equipment 1.2%
A.O. Smith Corp.	4,700	179,070
A123 Systems, Inc.*(a)	2,600	55,432
Acuity Brands, Inc.	11,600	373,636
AZZ, Inc.*	4,100	164,697
Belden, Inc.	4,400	101,640
Encore Wire Corp.	3,700	82,658
Energy Conversion Devices, Inc.*(a)	67,710	784,082
EnerSys*	26,400	583,968
GrafTech International Ltd.*	40,900	601,230
PowerSecure International, Inc.*	5,400	36,612
Regal-Beloit Corp.	10,500	479,955

		3,442,980

Electronic Equipment, Instruments & Components 1.8%
Anixter International, Inc.*	6,700	268,737
Benchmark Electronics, Inc.*	13,725	247,050
Brightpoint, Inc.*	8,600	75,250
Checkpoint Systems, Inc.*	8,000	131,520
CPI International, Inc.*	2,300	25,737
DTS, Inc.*	47,860	1,310,407
Insight Enterprises, Inc.*	11,200	136,752
Littelfuse, Inc.*	62,782	1,647,399
Mercury Computer Systems, Inc.*	10,100	99,586
NAPCO Security Technologies, Inc.*	243,300	323,589
OSI Systems, Inc.*	1,200	21,948
PC Connection, Inc.*	3,700	20,128
PC Mall, Inc.*	3,500	24,010
Plexus Corp.*	3,500	92,190
RadiSys Corp.*	4,000	34,760
SYNNEX Corp.*	14,100	429,768
Technitrol, Inc.	4,100	37,761
TTM Technologies, Inc.*	28,300	324,601

		5,251,193

Energy Equipment & Services 2.6%
Bolt Technology Corp.*	5,100	64,107
Cal Dive International, Inc.*	245,460	2,427,599
Complete Production Services, Inc.*	7,200	81,360
Global Industries Ltd.*	28,700	272,650
Gulfmark Offshore, Inc.*	17,600	576,224
ION Geophysical Corp.*	74,400	261,888
Lufkin Industries, Inc.	2,400	127,632
Parker Drilling Co.*	20,800	113,568
PHI, Inc., Non-Voting Shares*	100	2,028
Pioneer Drilling Co.*	6,900	50,646
RPC, Inc.	6,787	71,128
SEACOR Holdings, Inc.*	12,350	1,008,131
TETRA Technologies, Inc.*	70,200	680,238
TGC Industries, Inc.*	4,800	23,280
Tidewater, Inc.	33,700	1,586,933

		7,347,412

Food & Staples Retailing 0.3%
Andersons, Inc. (The)	11,500	404,800
Nash Finch Co.	9,186	251,145
Pantry, Inc. (The)*	13,800	216,384

		872,329

Food Products 1.1%
B&G Foods, Inc., Class A	14,100	115,479
Chiquita Brands International, Inc.*	19,900	321,584
Corn Products International, Inc.	30,450	868,434
Sanderson Farms, Inc.	1,100	41,404
Smithfield Foods, Inc.*(a)	127,440	1,758,672
TreeHouse Foods, Inc.*	3,200	114,144

		3,219,717

Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,900	89,871
New Jersey Resources Corp.	21,950	797,005
Oneok, Inc.	27,650	1,012,543
Piedmont Natural Gas Co., Inc.	6,300	150,822
South Jersey Industries, Inc.	8,100	285,930
Southwest Gas Corp.	22,300	570,434
WGL Holdings, Inc.	11,000	364,540

		3,271,145

Health Care Equipment & Supplies 3.9%
Cantel Medical Corp.*	11,200	168,672
CONMED Corp.*	6,600	126,522
Haemonetics Corp.*	23,260	1,305,351
I-Flow Corp.*	108,980	1,241,282
Invacare Corp.	13,400	298,552
Inverness Medical Innovations, Inc.*	62,870	2,434,955
IRIS International, Inc.*	69,050	780,265
MAKO Surgical Corp.*	97,350	852,786
SonoSite, Inc.*	56,300	1,489,698
STERIS Corp.(a)	4,600	140,070
Teleflex, Inc.	46,350	2,239,169

		11,077,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Health Care Providers & Services 2.4%
Alliance HealthCare Services, Inc.*	3,600	$20,376
American Dental Partners, Inc.*	7,300	102,200
AMERIGROUP Corp.*	5,200	115,284
Bio-Reference Labs, Inc.*	23,000	791,200
Continucare Corp.*(a)	5,900	17,818
Emdeon, Inc., Class A*	2,800	45,360
Gentiva Health Services, Inc.*	21,500	537,715
HealthSouth Corp.*	11,000	172,040
HealthSpring, Inc.*(a)	14,100	172,725
Landauer, Inc.	15,520	853,290
LHC Group, Inc.*	58,090	1,738,634
Magellan Health Services, Inc.*	5,800	180,148
Nighthawk Radiology Holdings, Inc.*	19,600	141,708
PSS World Medical, Inc.*	4,700	102,601
RehabCare Group, Inc.*	3,800	82,422
Res-Care, Inc.*	12,100	171,941
Sun Healthcare Group, Inc.*	149,040	1,287,705
WellCare Health Plans, Inc.*	14,500	357,425

		6,890,592

Health Care Technology 0.1%
MedAssets, Inc.*	8,400	189,588
Medidata Solutions, Inc.*	2,500	37,875
Vital Images, Inc.*	11,600	145,232

		372,695

Hotels, Restaurants & Leisure 2.6%
CEC Entertainment, Inc.*	11,500	297,390
Einstein Noah Restaurant Group, Inc.*	6,900	83,076
Isle of Capri Casinos, Inc.*	7,300	86,067
Multimedia Games, Inc.*	200,170	1,024,870
P.F. Chang’s China Bistro, Inc.*	33,900	1,151,583
Penn National Gaming, Inc.*	53,540	1,480,917
Ruby Tuesday, Inc.*	24,100	202,922
Ruth’s Hospitality Group, Inc.*	62,900	265,438
Shuffle Master, Inc.*	127,271	1,198,893
WMS Industries, Inc.*	38,350	1,708,876

		7,500,032

Household Durables 2.2%
American Greetings Corp., Class A	8,300	185,090
Brookfield Homes Corp.*(a)	4,000	26,720
Ethan Allen Interiors, Inc.	4,600	75,900
Furniture Brands International, Inc.*	21,000	116,130
Jarden Corp.	2,372	66,582
KB Home	101,650	1,688,407
La-Z-Boy, Inc., Class Z	23,200	200,680
Meritage Homes Corp.*	1,500	30,450
Ryland Group, Inc.	65,400	1,377,978
Standard Pacific Corp.*	40,800	150,552
Tempur-Pedic International, Inc.*	6,400	121,216
Tupperware Brands Corp.	57,000	2,275,440

		6,315,145

Household Products 0.5%
Central Garden and Pet Co., Class A*	32,200	351,946
Church & Dwight Co., Inc.	18,000	1,021,320

		1,373,266

Industrial Conglomerates 0.0%
Standex International Corp.	4,300	85,269
Tredegar Corp.	3,700	53,650

		138,919

Information Technology Services 2.0%
CIBER, Inc.*	39,100	156,400
CSG Systems International, Inc.*	7,300	116,873
Gartner, Inc.*	12,400	226,548
Global Cash Access Holdings, Inc.*	23,100	168,861
infoGROUP, Inc.*	2,900	20,329
Mantech International Corp., Class A*	2,100	99,036
MAXIMUS, Inc.	900	41,940
NeuStar, Inc., Class A*	61,250	1,384,250
Perot Systems Corp., Class A*	111,800	3,320,460
Unisys Corp.*	68,500	182,895
Virtusa Corp.*	2,600	24,674

		5,742,266

Insurance 3.1%
American Equity Investment Life Holding Co.	32,100	225,342
American Physicians Capital, Inc.	5,866	168,999
AMERISAFE, Inc.*	114,940	1,982,715
Amtrust Financial Services, Inc.	9,500	108,395
Arthur J Gallagher & Co.	65,700	1,601,109
Conseco, Inc.*	53,000	278,780
Delphi Financial Group, Inc., Class A	25,075	567,447
FPIC Insurance Group, Inc.*	900	30,195
Hallmark Financial Services*	6,600	53,130
Hanover Insurance Group, Inc. (The)	63,050	2,605,856
Harleysville Group, Inc.	2,800	88,620
Horace Mann Educators Corp.	1,700	23,749
Meadowbrook Insurance Group, Inc.	9,800	72,520
National Financial Partners Corp.*	3,200	27,904
Navigators Group, Inc.*	5,200	286,000
NYMAGIC, Inc.	2,300	39,698
PMA Capital Corp., Class A*	15,400	87,626
ProAssurance Corp.*	2,400	125,256
RLI Corp.	1,400	73,892
Selective Insurance Group	17,100	268,983
Tower Group, Inc.	1,568	38,244

		8,754,460

Internet & Catalog Retail 0.1%
Vitacost.com, Inc.*(a)	13,800	150,696

Internet Software & Services 0.8%
EarthLink, Inc.	28,000	235,480
LogMeIn, Inc.*	3,100	56,761
Omniture, Inc.*	71,856	1,540,593
United Online, Inc.	51,838	416,777

		2,249,611

IT Services 0.3%
Alliance Data Systems Corp.*(a)	12,510	764,111

Leisure Equipment & Products 0.4%
JAKKS Pacific, Inc.*	73,690	1,055,241
RC2 Corp.*	7,300	104,025
Steinway Musical Instruments*	5,100	60,537

		1,219,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*	24,800	$217,744
Cambrex Corp.*	146,030	919,989

		1,137,733

Machinery 4.8%
Actuant Corp., Class A	7,800	125,268
Altra Holdings, Inc.*	10,700	119,733
Ampco-Pittsburgh Corp.	2,000	53,180
Barnes Group, Inc.	27,000	461,430
Cascade Corp.	1,100	29,414
Chart Industries, Inc.*	5,400	116,586
CIRCOR International, Inc.	4,900	138,474
Columbus Mckinnon Corp.*	3,500	53,025
Dynamic Materials Corp.	68,991	1,377,060
EnPro Industries, Inc.*	19,400	443,484
FreightCar America, Inc.	95,910	2,330,613
Harsco Corp.	32,110	1,137,015
Kennametal, Inc.	111,160	2,735,647
Mueller Industries, Inc.	4,000	95,480
Portec Rail Products, Inc.	800	7,592
Tennant Co.	1,200	34,872
Terex Corp.*	88,497	1,834,543
Wabtec Corp.	70,620	2,650,369

		13,743,785

Marine 0.1%
Horizon Lines, Inc., Class A	23,800	151,130
International Shipholding Corp.	4,300	132,483

		283,613

Media 0.4%
AH Belo Corp., Class A	13,500	43,605
Carmike Cinemas, Inc.*	9,300	94,023
Cumulus Media, Inc., Class A*	1,900	3,287
Entercom Communications Corp., Class A*(a)	13,300	67,830
Journal Communications, Inc., Class A	39,000	143,520
LIN TV Corp., Class A*	26,000	122,980
LodgeNet Interactive Corp.*	8,300	62,665
Sinclair Broadcast Group, Inc., Class A	60,600	216,948
Valassis Communications, Inc.*	26,100	466,668

		1,221,526

Metals & Mining 1.0%
Allegheny Technologies, Inc.	13,989	489,475
Coeur d’Alene Mines Corp.*	10,800	221,400
Compass Minerals International, Inc.	25,900	1,595,958
Globe Specialty Metals, Inc.*	8,600	77,572
Royal Gold, Inc.	4,400	200,640
Stillwater Mining Co.*	19,900	133,728
Worthington Industries, Inc.	16,800	233,520

		2,952,293

Multiline Retail 0.0%
Saks, Inc.*	5,777	39,399

Multi-Utilities 1.2%
Avista Corp.	12,200	246,684
CMS Energy Corp.	105,330	1,411,422
Vectren Corp.	72,350	1,666,944

		3,325,050

Oil, Gas & Consumable Fuels 3.2%
Approach Resources, Inc.*	59,890	543,801
Berry Petroleum Co., Class A	64,440	1,725,703
Delek US Holdings, Inc.	900	7,713
EXCO Resources, Inc.*	28,400	530,796
Gulfport Energy Corp.*	46,000	402,040
Parallel Petroleum Corp.*	70,000	221,900
Rosetta Resources, Inc.*	14,200	208,598
SandRidge Energy, Inc.*	137,300	1,779,408
Southern Union Co.	50,950	1,059,251
Stone Energy Corp.*	10,400	169,624
Swift Energy Co.*	7,900	187,072
Toreador Resources Corp.*(a)	4,100	40,959
USEC, Inc.*	8,700	40,803
VAALCO Energy, Inc.*	22,300	102,580
Western Refining, Inc.*	13,000	83,850
Whiting Petroleum Corp.*	29,850	1,718,763
World Fuel Services Corp.	8,100	389,367

		9,212,228

Paper & Forest Products 0.3%
Buckeye Technologies, Inc.*	39,900	428,127
Schweitzer-Mauduit International, Inc.	7,500	407,700

		835,827

Personal Products 0.1%
Prestige Brands Holdings, Inc.*	21,700	152,768

Pharmaceuticals 1.0%
Auxilium Pharmaceuticals, Inc.*	1,500	51,315
Cadence Pharmaceuticals, Inc.*(a)	4,000	44,240
Cypress Bioscience, Inc.*	3,700	30,229
Endo Pharmaceuticals Holdings, Inc.*	67,054	1,517,432
Par Pharmaceutical Cos., Inc.*	3,100	66,681
Valeant Pharmaceuticals International*	4,000	112,240
ViroPharma, Inc.*	91,700	882,154
XenoPort, Inc.*	2,000	42,460

		2,746,751

Professional Services 1.4%
COMSYS IT Partners, Inc.*	2,800	17,920
FTI Consulting, Inc.*	16,650	709,456
IHS, Inc., Class A*	22,490	1,149,914
Kforce, Inc.*	9,900	118,998
School Specialty, Inc.*	800	18,976
Spherion Corp.*	21,900	135,999
Watson Wyatt Worldwide, Inc., Class A	42,030	1,830,827

		3,982,090

Real Estate Investment Trusts (REITs) 4.7%
American Campus Communities, Inc.	5,000	134,250
Anthracite Capital, Inc.*(a)	85,100	89,355
Anworth Mortgage Asset Corp.	28,700	226,156
Ashford Hospitality Trust, Inc.*	22,200	76,812
Associated Estates Realty Corp.	6,000	57,720
BioMed Realty Trust, Inc.	20,900	288,420
CBL & Associates Properties, Inc.(a)	58,800	570,360
Colonial Properties Trust	19,536	190,085
Cypress Sharpridge Investments, Inc.*	6,900	97,980
DCT Industrial Trust, Inc.	61,700	315,287
Developers Diversified Realty Corp.	27,800	256,872
DiamondRock Hospitality Co.*	30,900	250,290
Education Realty Trust, Inc.	16,800	99,624
Entertainment Properties Trust	10,400	355,056
Equity Lifestyle Properties, Inc.	7,200	308,088
Extra Space Storage, Inc.	10,700	112,885
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	42,500	$223,125
First Potomac Realty Trust	13,300	153,748
Glimcher Realty Trust	49,700	182,399
Government Properties Income Trust*	3,800	91,238
Healthcare Realty Trust, Inc.	46,640	985,503
Hersha Hospitality Trust	9,100	28,210
Home Properties, Inc.	2,800	120,652
Inland Real Estate Corp.	16,200	141,912
Invesco Mortgage Capital, Inc.*	2,300	50,255
iStar Financial, Inc.*(a)	44,020	133,821
Lexington Realty Trust	97,659	498,061
LTC Properties, Inc.	11,300	271,652
Macerich Co. (The)(a)	86,686	2,629,186
MFA Financial, Inc.	92,700	737,892
National Retail Properties, Inc.	35,700	766,479
NorthStar Realty Finance Corp.	38,870	136,434
Omega Healthcare Investors, Inc.	23,100	370,062
Parkway Properties, Inc.	20,000	394,000
Pennsylvania Real Estate Investment Trust(a)	42,600	324,186
Pennymac Mortgage Investment Trust*	4,100	81,631
PS Business Parks, Inc.	3,200	164,224
Resource Capital Corp.	9,700	52,768
Saul Centers, Inc.	4,900	157,290
Senior Housing Properties Trust	39,900	762,489
Strategic Hotels & Resorts, Inc.*	39,400	102,046
Sun Communities, Inc.	10,400	223,808
Sunstone Hotel Investors, Inc.*	23,705	168,306

		13,380,617

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	36,070	1,708,636

Road & Rail 1.6%
Arkansas Best Corp.	7,000	209,580
Celadon Group, Inc.*	128,900	1,457,859
Con-way, Inc.	9,680	370,938
Heartland Express, Inc.	11,200	161,280
Kansas City Southern*	80,900	2,143,041
Knight Transportation, Inc.	1,800	30,204
Marten Transport Ltd.*	7,200	122,832
Saia, Inc.*	10,100	162,408

		4,658,142

Semiconductors & Semiconductor Equipment 1.4%
Amkor Technology, Inc.*	22,300	153,424
Applied Micro Circuits Corp.*	16,275	162,587
DSP Group, Inc.*	9,500	77,330
Entegris, Inc.*	39,338	194,723
FEI Co.*	9,000	221,850
Lattice Semiconductor Corp.*	12,300	27,675
MKS Instruments, Inc.*	10,200	196,758
Photronics, Inc.*	12,400	58,776
PMC — Sierra, Inc.*	32,400	309,744
RF Micro Devices, Inc.*	9,400	51,042
Semtech Corp.*	7,300	124,173
Sigma Designs, Inc.*(a)	6,600	95,898
Skyworks Solutions, Inc.*	55,300	732,172
Teradyne, Inc.*	166,300	1,538,275
Veeco Instruments, Inc.*	5,700	132,924

		4,077,351

Software 4.1%
Actuate Corp.*	215,350	1,244,723
Aspen Technology, Inc.*	28,000	285,600
Concur Technologies, Inc.*	19,648	781,204
Dynamics Research Corp.*	6,900	89,838
i2 Technologies, Inc.*	2,500	40,100
JDA Software Group, Inc.*	8,400	184,296
Netscout Systems, Inc.*	5,400	72,954
Progress Software Corp.*	5,700	129,105
Quest Software, Inc.*	5,800	97,730
Rosetta Stone, Inc.*(a)	3,800	87,248
Rovi Corp.*	40,800	1,370,880
SolarWinds, Inc.*	4,000	88,120
Solera Holdings, Inc.	114,900	3,574,539
SonicWALL, Inc.*	6,400	53,760
SPSS, Inc.*	1,200	59,940
Sybase, Inc.*	62,400	2,427,360
Take-Two Interactive Software, Inc.*	28,700	321,727
THQ, Inc.*	112,028	766,272
TIBCO Software, Inc.*	8,300	78,767

		11,754,163

Specialty Retail 2.2%
Asbury Automotive Group, Inc.*	24,400	309,392
Brown Shoe Co., Inc.	12,800	102,656
Cabela’s, Inc.*(a)	24,400	325,496
Cato Corp. (The), Class A	6,300	127,827
Collective Brands, Inc.*	13,400	232,222
Dress Barn, Inc.*	18,200	326,326
Finish Line, Inc. (The), Class A	19,300	196,088
Group 1 Automotive, Inc.	13,400	359,790
Gymboree Corp.*	4,300	208,034
hhgregg, Inc.*	4,000	67,760
Jo-Ann Stores, Inc.*	2,300	61,709
Jos. A. Bank Clothiers, Inc.*	11,000	492,470
Men’s Wearhouse, Inc. (The)	18,800	464,360
Monro Muffler Brake, Inc.	17,400	553,146
Rent-A-Center, Inc., Class A*	43,500	821,280
Sonic Automotive, Inc., Class A(a)	19,400	203,700
Tractor Supply Co.*	25,050	1,212,921
Zale Corp.*(a)	26,100	186,615

		6,251,792

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Textiles, Apparel & Luxury Goods 2.1%
Carter’s, Inc.*	7,800	$208,260
Deckers Outdoor Corp.*	2,100	178,185
G-III Apparel Group Ltd.*	8,600	121,690
Iconix Brand Group, Inc.*	23,800	296,786
Jones Apparel Group, Inc.	23,800	426,734
Maidenform Brands, Inc.*	13,300	213,598
Oxford Industries, Inc.	9,500	187,150
Perry Ellis International, Inc.*	38,550	618,342
Phillips-Van Heusen Corp.	56,780	2,429,616
Quiksilver, Inc.*	4,700	12,925
Skechers U.S.A., Inc., Class A*	5,800	99,412
Warnaco Group, Inc. (The)*	29,150	1,278,519

		6,071,217

Thrifts & Mortgage Finance 3.3%
Bank Mutual Corp.	73,550	650,182
Berkshire Hills Bancorp, Inc.	3,800	83,372
Brookline Bancorp, Inc.	17,700	172,044
Dime Community Bancshares	9,850	112,586
First Defiance Financial Corp.	2,300	34,293
First Financial Holdings, Inc.	4,700	75,059
First Niagara Financial Group, Inc.	90,646	1,117,665
Flushing Financial Corp.	6,200	70,680
MGIC Investment Corp.*	22,300	165,243
Ocwen Financial Corp.*	113,820	1,288,442
Provident Financial Services, Inc.	16,400	168,756
Radian Group, Inc.	57,100	604,118
United Community Financial Corp.*	12,881	22,413
Washington Federal, Inc.	202,270	3,410,272
Waterstone Financial, Inc.*	300	1,518
Westfield Financial, Inc.	145,460	1,232,046
WSFS Financial Corp.	4,500	119,880

		9,328,569

Trading Companies & Distributors 1.6%
Aceto Corp.	17,100	112,860
Aircastle Ltd.	13,900	134,413
Applied Industrial Technologies, Inc.	35,650	754,354
Beacon Roofing Supply, Inc.*	108,840	1,739,263
Houston Wire & Cable Co.	3,400	37,570
Interline Brands, Inc.*	17,900	301,615
Rush Enterprises, Inc., Class A*	100,900	1,303,628
Watsco, Inc.	3,500	188,685

		4,572,388

Water Utilities 0.1%
American States Water Co.	3,500	126,630
California Water Service Group	4,400	171,336

		297,966

Wireless Telecommunication Services 1.5%
NTELOS Holdings Corp.	78,486	1,386,063
Shenandoah Telecommunications Co.	49,000	879,550
Syniverse Holdings, Inc.*	109,650	1,918,875
USA Mobility, Inc.	2,800	36,064
Virgin Mobile USA, Inc., Class A*	18,700	93,500

		4,314,052

		269,916,219

Total Common Stocks (cost $270,121,217)		280,326,851

U.S. Government Sponsored & Agency Obligation 0.2%

	Principal	Market
	Amount	Value

UNITED STATES 0.2%
U.S. Treasury Notes,
3.13%, 11/30/09(c)	$525,000	527,543

Total U.S. Government Sponsored & Agency Obligation (cost $527,144)		527,543

Warrant 0.0%

	Number of	Market
	Warrants	Value

UNITED STATES 0.0%
Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12, expiring 12/12/2009*(b)	19,000	—

Total Warrant (cost $_____)		—

Mutual Fund 1.8%

		Market
	Shares	Value

Money Market Fund 1.8%
AIM Liquid Assets Portfolio, 0.27% (d)	5,247,989	5,247,989

Total Mutual Fund (cost $5,247,989)		5,247,989

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
Repurchase Agreements 3.4%

	Principal	Market
	Amount	Value
Morgan Stanley, 0.07%, dated 9/30/09, due 10/1/09, repurchase price $9,885,057, collateralized by U.S. Government Agency Mortgages 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value $10,082,739 (e)	$9,885,038	$9,885,038

Total Repurchase Agreements (cost $9,885,038)		9,885,038

Total Investments (cost $285,781,388) (f) — 102.9%		295,987,421

Liabilities in excess of other assets — (2.9)%		(8,303,636)

NET ASSETS — 100.0%		$287,683,785

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $9,416,381.

(b)	Fair Valued Security.

(c)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of September 30, 2009.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2009, was $9,885,038.

(f)	At September 30, 2009, the tax basis cost of the Fund’s investments was $291,409,660, tax unrealized appreciation and depreciation were $41,443,084 and $(36,865,323), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

35	Russell 2000 Mini Futures	12/18/09	$2,110,500	$(18,314)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$280,326,851	$—	$—	$280,326,851
Mutual Funds	5,247,989	—	—	5,247,989
Repurchase Agreements	—	9,885,038	—	9,885,038
U.S. Government Sponsored & Agency Obligation	—	527,543	—	527,543
Warrant	—	—	—	—

Total Assets	285,574,840	10,412,581	—	295,987,421

Liabilities:
Future	(18,314)	—	—	(18,314)

Total Liabilities	(18,314)	—	—	(18,314)

Total	$285,556,526	$10,412,581	$—	$295,969,107

Amounts designated as “—” which may include fair valued securities valued at zero.
     The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrant

Balance as of 12/31/08	$—	$—
Accrued Accretion/(Amortization)	—	—
Change in Unrealized Appreciation/(Depreciation)	(1,555)	—
Net Purchases/(Sales)	—	—
Transfers In/(Out) of Level 3	1,555	—

Balance as of 9/30/09	$—	$—

Changes in unrealized gains (losses) relating to assets and liabilities still held as of September 30, 2009	$—	$—

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Cap Value Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009
Derivatives not accounted for as hedging instruments under ASC 815

Fair Value
Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	(18,314)
Commodity contracts	—
Other contracts	—

Total	$(18,314)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks 97.5%

		Market
	Shares	Value

ARGENTINA 0.2%
Internet Software & Services 0.2%
MercadoLibre, Inc.*	22,070	$848,812

AUSTRALIA 1.0%
Automobiles 0.1%
Fleetwood Corp. Ltd.(a)	42,960	331,660

Commercial Services & Supplies 0.0%
Mineral Resources Ltd.(a)	41,151	219,960

Construction & Engineering 0.2%
Ausenco Ltd.(a)	1,462	7,515
Monadelphous Group Ltd.(a)	87,751	1,031,161

		1,038,676

Energy Equipment & Services 0.1%
Neptune Marine Services Ltd.*(a)	349,713	246,454

Health Care Providers & Services 0.2%
Healthscope Ltd.(a)	97,498	411,694
Sigma Pharmaceuticals Ltd.(a)	655,257	614,426

		1,026,120

Insurance 0.0%
Tower Australia Group Ltd.(a)	37,729	93,913

Metals & Mining 0.0%
Panoramic Resources Ltd.(a)	47,744	104,779

Multiline Retail 0.2%
David Jones Ltd.(a)	121,268	622,574

Multi-Utilities 0.0%
Hastings Diversified Utilities Fund(a)	3,014	2,572

Oil, Gas & Consumable Fuels 0.0%
Beach Petroleum Ltd.(a)	184,544	121,729

Real Estate Management & Development 0.0%
FKP Property Group(a)	124,222	82,959
Sunland Group Ltd.(a)	63,299	45,833

		128,792

Trading Companies & Distributors 0.1%
Emeco Holdings Ltd.(a)	369,156	283,396

Transportation Infrastructure 0.1%
Australian Infrastructure Fund(a)	460,308	653,158

		4,873,783

AUSTRIA 0.1%
Real Estate Management & Development 0.1%
Immofinanz Immobilien Anlagen AG*(a)(b)	137,958	578,888

BELGIUM 0.2%
Food Products 0.1%
Sipef SA(a)	10,523	531,140

Oil, Gas & Consumable Fuels 0.1%
Euronav NV(a)	22,573	486,665

		1,017,805

BERMUDA 1.4%
Insurance 1.3%
Allied World Assurance Co. Holdings Ltd.	5,784	277,227
Arch Capital Group Ltd.*	7,700	520,058
Aspen Insurance Holdings Ltd.	91,080	2,410,888
Assured Guaranty Ltd.	15,400	299,068
Endurance Specialty Holdings Ltd.	14,200	517,874
Lancashire Holdings Ltd.(a)	110,732	906,617
Maiden Holdings Ltd.	9,775	71,064
Validus Holdings Ltd.	18,403	474,803

		5,477,599

Internet Software & Services 0.1%
VistaPrint NV*(b)	6,657	337,843

		5,815,442

BRAZIL 0.2%
Household Durables 0.2%
Brookfield Incorporacoes SA	65,607	283,300
Gafisa SA ADR(b)	12,674	384,783

		668,083

BRITISH VIRGIN 0.3%
Air Freight & Logistics 0.3%
UTI Worldwide, Inc.	95,490	1,382,695

CANADA 0.6%
Biotechnology 0.0%
QLT, Inc.*	4,880	18,056

Commercial Services & Supplies 0.1%
Ritchie Brothers Auctioneers, Inc.	13,200	323,928
Waste Services, Inc.*	1,727	7,979

		331,907

Communications Equipment 0.0%
Sierra Wireless, Inc.*	6,651	66,377

Electronic Equipment, Instruments & Components 0.1%
Celestica, Inc.*	39,276	372,336

Metals & Mining 0.1%
Thompson Creek Metals Co., Inc.*	26,500	319,855

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	8,500	350,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

CANADA (continued)
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*(b)	41,402	$941,896

		2,400,865

CAYMAN ISLANDS 0.2%
Insurance 0.1%
Greenlight Capital Re Ltd., Class A*	19,926	374,609

Personal Products 0.1%
Herbalife Ltd.	15,700	514,018

		888,627

CHINA 0.9%
Automobiles 0.0%
Dongfeng Motor Group Co. Ltd., H Shares(a)	156,000	165,009

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group ADR*	3,003	241,591

Electrical Equipment 0.1%
Harbin Power Equipment Co. Ltd., H Shares(a)	482,000	452,502

Energy Equipment & Services 0.1%
Anhui Tianda Oil Pipe Co Ltd, H Shares(a)	739,000	263,194

Hotels, Restaurants & Leisure 0.1%
Ctrip.com International Ltd. ADR*	10,343	608,065

Internet Software & Services 0.0%
Sina Corp. *	4,226	160,419

Real Estate Management & Development 0.0%
Shui On Land Ltd.(a)	203,550	116,368

Software 0.1%
Longtop Financial Technologies Ltd. ADR*	14,375	409,112

Textiles, Apparel & Luxury Goods 0.1%
Weiqiao Textile Co. Ltd., H Shares(a)	472,000	291,484

Transportation Infrastructure 0.3%
Sichuan Expressway Co. Ltd., H Shares(a)	926,000	367,062
Zhejiang Expressway Co. Ltd., H Shares(a)	768,000	671,037

		1,038,099

		3,745,843

DENMARK 0.3%
Chemicals 0.0%
Auriga Industries, Class B(a)	3,736	69,016

Construction & Engineering 0.1%
Per Aarsleff AS, Class B(a)	1,310	149,422

Food Products 0.1%
East Asiatic Co. Ltd. AS(a)	11,349	409,665

Marine 0.0%
D/S Norden(a)	3,150	119,753

Real Estate Management & Development 0.1%
Tk Development AS*(a)	36,611	191,904

		939,760

FINLAND 0.2%
Containers & Packaging 0.0%
Huhtamaki OYJ(a)	11,725	149,660

Real Estate Management & Development 0.1%
Citycon OYJ(a)	120,000	510,209

Software 0.1%
F-Secure OYJ(a)(b)	60,654	258,463
Tekla OYJ(a)	3,893	39,934

		298,397

		958,266

FRANCE 0.9%
Chemicals 0.0%
Internationale de Plantations d’Heveas SA (a)	1,486	78,467

Electrical Equipment 0.2%
Nexans SA(a)	12,926	1,048,643

Gas Utilities 0.1%
Rubis(a)	2,678	245,101

Hotels, Restaurants & Leisure 0.0%
Pierre & Vacances(a)	2,227	192,182

Household Durables 0.2%
Nexity(a)	22,178	887,847

Industrial Conglomerates 0.1%
Wendel(a)	4,991	316,701

IT Services 0.1%
Groupe Steria SCA(a)	15,358	548,379
Sopra Group SA(a)	1,765	116,739

		665,118

Media 0.1%
Havas SA(a)	135,087	572,782

Oil, Gas & Consumable Fuels 0.1%
Esso SA Francaise(a)	2,385	330,969
Total Gabon(a)	233	77,521

		408,490

Professional Services 0.0%
Teleperformance(a)	2,379	80,086

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Trading Companies & Distributors 0.0%
IMS-Intl Metal Service*(a)	1	$19

		4,495,436

GERMANY 1.2%
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG(a)	21,002	993,505

Machinery 0.3%
Demag Cranes AG(a)	16,093	574,648
Duerr AG(a)	1,725	32,522
Gesco AG(a)(b)	2,307	132,650
Gildemeister AG(a)	30,075	416,997
Heidelberger Druckmaschinen AG*(a)(b)	36,975	382,309

		1,539,126

Media 0.1%
CTS Eventim AG(a)	7,725	348,887

Metals & Mining 0.2%
Aurubis AG(a)	21,939	912,464

Real Estate Management & Development 0.1%
Dic Asset AG(a)	22,869	298,916

Thrifts & Mortgage Finance 0.3%
Aareal Bank AG*(a)	46,136	1,100,942

Trading Companies & Distributors 0.0%
Phoenix Solar AG(a)	1,320	78,951

		5,272,791

GREECE 0.3%
Commercial Banks 0.3%
Piraeus Bank SA*(a)	62,490	1,164,842

HONG KONG 0.5%
Communications Equipment 0.3%
VTech Holdings Ltd.(a)	161,000	1,384,847

Distributors 0.0%
Intergrated Distribution Services Group Ltd.(a)	69,900	98,777

Food Products 0.1%
China Fishery Group Ltd*(a)	86,700	88,749
First Pacific Co.(a)	434,000	289,332

		378,081

Hotels, Restaurants & Leisure 0.0%
Mandarin Oriental International Ltd.(a)	88,042	116,658

Marine 0.0%
Chu Kong Shipping Development Ltd.*(a)	934,000	140,383
Jinhui Shipping & Transportation Ltd.*(a)	1	3

		140,386

Pharmaceuticals 0.1%
China Pharmaceutical Group Ltd.(a)	416,000	233,382

Real Estate Investment Trusts (REITs) 0.0%
Gzi Real Estate Investment Trust*(a)	394,000	144,705

Water Utilities 0.0%
Guangdong Investment Ltd.(a)	442,000	217,127

		2,713,963

IRELAND 0.4%
Food & Staples Retailing 0.0%
Fyffes PLC(a)	224,824	134,899

Hotels, Restaurants & Leisure 0.2%
Paddy Power PLC(a)	27,660	842,703

Life Sciences Tools & Services 0.2%
ICON PLC ADR*	26,600	651,434

		1,629,036

ISRAEL 0.3%
Communications Equipment 0.1%
Ceragon Networks Ltd.*	56,000	473,760

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	40,300	660,517

		1,134,277

ITALY 0.7%
Commercial Banks 0.1%
Banca Popolare di Milano Scarl(a)	1	8
Credito Emiliano SpA*(a)	32,339	206,015

		206,023

Construction & Engineering 0.0%
Trevi Finanziaria SpA(a)	6,064	105,565

Construction Materials 0.0%
Buzzi Unicem SpA(a)	5,623	97,319

Electronic Equipment, Instruments & Components 0.1%
Esprinet SpA(a)	57,361	615,549

Household Durables 0.1%
Indesit Co. SpA*(a)	55,160	550,804

Machinery 0.2%
Danieli & Co. SpA(a)	61,395	824,836

Multi-Utilities 0.1%
ACEA SpA(a)	32,295	423,740

Oil, Gas & Consumable Fuels 0.1%
ERG SpA(a)	42,527	648,434

		3,472,270

JAPAN 6.1%
Air Freight & Logistics 0.2%
Kintetsu World Express, Inc.(a)	34,700	810,152

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Auto Components 0.2%
Futaba Industrial Co. Ltd.(a)	18,500	$77,212
Press Kogyo Co. Ltd.(a)	280,000	559,529
Sanden Corp.*(a)	46,000	130,199
Teikoku Piston Ring Co. Ltd.(a)	900	4,254

		771,194

Automobiles 0.2%
Isuzu Motors Ltd.(a)	320,000	675,031

Building Products 0.0%
Takasago Thermal Engineering Co. Ltd.(a)	16,000	138,741

Chemicals 0.2%
Kanto Denka Kogyo Co. Ltd.(a)(b)	18,000	137,194
Nippon Soda Co. Ltd.(a)	183,000	769,800
Taiyo Ink Manufacturing Co. Ltd.(a)	6,600	167,913

		1,074,907

Commercial Banks 0.1%
Musashino Bank Ltd. (The)(a)	9,200	277,850

Commercial Services & Supplies 0.0%
Matsuda Sangyo Co. Ltd.(a)	5,100	83,916

Communications Equipment 0.1%
Mitsui Knowledge Industry Co. Ltd.(a)	1,609	288,405

Computers & Peripherals 0.1%
Megachips Corp.(a)	4,000	86,284
Melco Holdings, Inc.(a)	12,500	222,397

		308,681

Construction & Engineering 0.5%
NEC Networks & System Integration Corp.(a)	59,700	813,242
Taikisha Ltd.(a)	43,100	577,452
Toyo Engineering Corp.(a)	198,000	672,189

		2,062,883

Consumer Finance 0.1%
Hitachi Capital Corp.(a)	27,700	338,449

Distributors 0.0%
Canon Marketing Japan, Inc.(a)	5,300	93,510

Diversified Financial Services 0.0%
Ricoh Leasing Co. Ltd.(a)	4,300	94,449

Electrical Equipment 0.1%
Furukawa Electric Co. Ltd.(a)	49,000	198,260

Electronic Equipment, Instruments & Components 0.1%
Mitsumi Electric Co., Ltd.(a)	6,600	141,808
Nihon Dempa Kogyo Co. Ltd.(a)	8,600	166,018
Sanshin Electronics Co. Ltd.(a)	15,100	121,105
Siix Corp.*(a)	32,500	270,544
Tamura Corp.*(a)	30,000	103,115

		802,590

Food & Staples Retailing 0.5%
Arcs Co. Ltd.(a)	19,500	310,856
Circle K Sunkus Co. Ltd.(a)	35,300	532,512
Cosmos Pharmaceutical Corp.(a)	14,800	388,088
Maruetsu, Inc. (The)*(a)	2,000	9,742
Ministop Co. Ltd.(a)	16,600	262,050
Okuwa Co. Ltd.(a)	18,000	198,396

		1,701,644

Food Products 0.0%
QP Corp.(a)	6,700	76,447
Yonekyu Corp.(a)	13,500	139,064

		215,511

Health Care Equipment & Supplies 0.5%
Aloka Co. Ltd.(a)	29,500	285,688
Eiken Chemical Co. Ltd.*(a)	47,600	566,456
Hogy Medical Co. Ltd.(a)	11,100	622,193
Miraca Holdings, Inc.(a)	16,600	541,490
Nihon Kohden Corp.(a)	17,500	291,489

		2,307,316

Health Care Providers & Services 0.2%
BML, Inc.(a)	24,300	702,245

Hotels, Restaurants & Leisure 0.1%
Ohsho Food Service Corp.*(a)	7,400	223,383
Pacific Golf Group International Holdings KK(a)	276	192,969

		416,352

Household Durables 0.2%
Rinnai Corp.(a)	18,400	866,866

Internet & Catalog Retail 0.0%
Dena Co., Ltd.(a)	39	107,550

Internet Software & Services 0.0%
Zappallas, Inc.(a)	30	56,523

IT Services 0.1%
Ines Corp.(a)	22,000	186,639
NET One Systems Co. Ltd.(a)(b)	96	144,589

		331,228

Leisure Equipment & Products 0.3%
Aruze Corp.*(a)	14,200	231,210
Fields Corp.(a)	170	254,621
Mars Engineering Corp.(a)	1,300	47,850
Tomy Co. Ltd.(a)	70,200	579,427

		1,113,108

Machinery 0.3%
Aichi Corp.(a)	36,400	184,037
Hosokawa Micron Corp.(a)	52,000	214,203
Namura Shipbuilding Co. Ltd.(a)	43,900	263,185
Nitta Corp.(a)	5,400	82,861
Tsugami Corp.*(a)	185,000	353,141

		1,097,427

Media 0.3%
Daiichikosho Co. Ltd.(a)	11,800	151,857
Sky Perfect Jsat Holdings Inc(a)	1,629	747,344
Wowow, Inc.*(a)	250	552,826

		1,452,027

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Metals & Mining 0.6%
Kyoei Steel Ltd.(a)	29,400	$702,977
Mitsubishi Steel Manufacturing Co. Ltd.(a)	154,000	312,450
Nippon Coke & Engineering Co., Ltd.(a)	61,000	69,666
Osaka Steel Co. Ltd.(a)	19,800	346,235
Pacific Metals Co. Ltd.(a)	63,000	475,726
Yamato Kogyo Co., Ltd.(a)	16,700	467,822

		2,374,876

Office Electronics 0.0%
Brother Industries Ltd.(a)	3,400	40,676
Toshiba TEC Corp.(a)	55,000	257,006

		297,682

Oil, Gas & Consumable Fuels 0.0%
Nippon Mining Holdings, Inc.(a)	2,000	9,801

Personal Products 0.0%
Mandom Corp.(a)	5,300	151,474

Pharmaceuticals 0.3%
Kaken Pharmaceutical Co. Ltd.(a)	41,000	384,556
Nippon Shinyaku Co. Ltd.(a)	62,000	876,502

		1,261,058

Real Estate Management & Development 0.1%
Tokyu Livable, Inc.(a)	54,200	455,219

Semiconductors & Semiconductor Equipment 0.1%
Ferrotec Corp.(a)	6,400	89,777
Sumco Corp.(a)	17,300	391,696

		481,473

Software 0.2%
Capcom Co. Ltd.(a)	3,600	70,545
DTS Corp.(a)	8,500	77,551
Fuji Soft Abc Inc.(a)	14,500	243,640
MTI Ltd.(a)(b)	161	435,469
Sumisho Computer Systems Corp.(a)	4,900	81,193

		908,398

Specialty Retail 0.2%
Alpen Co. Ltd.(a)	4,100	74,828
Geo Corp.*(a)	753	732,893

		807,721

Textiles, Apparel & Luxury Goods 0.2%
Fujibo Holdings, Inc.(a)	7,000	11,023
Gunze Ltd.(a)	82,000	374,595
Sanei-International Co., Ltd.(a)	13,000	177,547

		563,165

Trading Companies & Distributors 0.0%
Hanwa Co. Ltd.(a)	42,000	151,182

		25,848,864

MEXICO 0.1%
Transportation Infrastructure 0.1%
Grupo Aeroporuario Del Pacifico SAB de CV ADR	11,888	335,123

NETHERLANDS 0.9%
Capital Markets 0.2%
BinckBank N.V.(a)	58,170	1,034,718

Construction & Engineering 0.4%
Chicago Bridge & Iron Co. NV NYRS	81,400	1,520,552

Electrical Equipment 0.1%
Draka Holding*(a)	11,169	208,572

Internet Software & Services 0.1%
Twitter, Inc.*(a)	21,064	336,651

Professional Services 0.0%
USG People NV*(a)	9,158	190,677

Semiconductors & Semiconductor Equipment 0.1%
ASM International NV NYRS*	7,982	148,784

Software 0.0%
Exact Holding NV(a)	5,679	149,147
Unit 4 Agresso NV*(a)	8,309	179,160

		328,307

		3,768,261

NEW ZEALAND 0.0%
Airlines 0.0%
Air New Zealand Ltd.(a)	41,957	36,599

NORWAY 0.5%
Capital Markets 0.1%
ABG Sundal Collier Holding ASA(a)	293,431	365,966

Commercial Banks 0.1%
Sparebank 1 Nord Norge(a)	9,540	169,499
Sparebanken Rogaland(a)(b)	36,494	278,341

		447,840

Construction & Engineering 0.1%
Veidekke ASA(a)	61,700	461,829

Energy Equipment & Services 0.2%
Fred Olsen Energy ASA(a)	9,090	339,750
Petroleum Geo-Services ASA*(a)	23,050	225,815

		565,565

Internet Software & Services 0.0%
Opera Software ASA(a)(b)	38,151	149,122

		1,990,322

PANAMA 0.1%
Airlines 0.1%
Copa Holdings SA, Class A	6,800	302,532

PORTUGAL 0.4%
Commercial Banks 0.1%
Banco BPI SA, Class G(a)	123,548	436,500

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA(a)	40,482	354,515

Paper & Forest Products 0.2%
Semapa-Sociedade de Investimento e Gestao(a)	72,992	826,095

		1,617,110

RUSSIAN FEDERATION 0.0%
Media 0.0%
CTC Media, Inc.*	2,220	34,898

SINGAPORE 0.3%
Computers & Peripherals 0.0%
Creative Technology Ltd.*(a)	24,750	108,831

Construction & Engineering 0.1%
Rotary Engineering Ltd.(a)	511,000	414,932

Distributors 0.1%
Jardine Cycle & Carriage Ltd.(a)	27,000	463,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

SINGAPORE (continued)
Diversified Financial Services 0.0%
Macquarie International Infrastructure Fund Ltd.(a)	455,000	$107,625

Industrial Conglomerates 0.1%
Hong Leong Asia Ltd.(a)	294,000	445,551

Machinery 0.0%
Jaya Holdings Ltd.*(a)	369,000	120,027

Wireless Telecommunication Services 0.0%
MobileOne Ltd.(a)	92,000	115,471

		1,775,660

SPAIN 0.5%
Airlines 0.0%
Iberia Lineas Aereas de Espana*(a)	1	3

Diversified Financial Services 0.2%
Corporaction Financiera Alba SA(a)	15,888	907,549

Machinery 0.2%
Construcciones y Auxiliar de Ferrocarriles SA(a)	1,773	905,359
Duro Felguera SA(a)	13,094	139,951

		1,045,310

Metals & Mining 0.1%
Tubos Reunidos SA(a)	149,238	534,191

Paper & Forest Products 0.0%
Miquel y Costas & Miquel SA(a)	3,829	90,253

		2,577,306

SWEDEN 0.9%
Hotels, Restaurants & Leisure 0.2%
Betsson AB*(a)	54,000	847,869

Household Durables 0.0%
JM AB*(a)	1	12

Metals & Mining 0.2%
Boliden AB(a)	63,667	686,926

Professional Services 0.1%
AF AB, Class B(a)	7,900	195,734

Real Estate Management & Development 0.4%
Kungsleden AB(a)	107,184	714,374
Wihlborgs Fastigheter AB(a)	49,500	919,360

		1,633,734

		3,364,275

SWITZERLAND 0.6%
Capital Markets 0.2%
Partners Group Holding AG(a)	6,166	752,776

Commercial Banks 0.2%
Banque Cantonale Vaudoise(a)	1,870	771,043

Electronic Equipment, Instruments & Components 0.0%
Inficon Holding AG(a)	345	41,826

Insurance 0.1%
Helvetia Holding AG(a)	1,745	586,344

Machinery 0.0%
Kardex AG*(a)	151	5,163

Pharmaceuticals 0.0%
Acino Holding AG(a)	1,145	210,987

Specialty Retail 0.1%
Valora Holding AG(a)	1,346	320,280

		2,688,419

UNITED ARAB EMIRATES 0.2%
Oil, Gas & Consumable Fuels 0.2%
Dragon Oil PLC*(a)	134,455	820,142

UNITED KINGDOM 2.7%
Air Freight & Logistics 0.0%
Wincanton PLC(a)	36,099	136,500

Capital Markets 0.2%
Close Brothers Group PLC(a)	6,769	86,241
Tullet Prebon PLC(a)	163,717	1,023,883

		1,110,124

Commercial Services & Supplies 0.2%
Babcock International Group(a)	43,305	394,204
Rps Group PLC(a)	113,228	407,571

		801,775

Construction & Engineering 0.1%
Galliford Try PLC(a)	133,166	124,579
Keller Group PLC(a)	22,279	259,409
Severfield — Rowen PLC(a)	19,133	54,612

		438,600

Diversified Telecommunication Services 0.1%
Colt Telecom Group SA*(a)	118,108	224,473
Telcom Plus PLC(a)	25,112	127,475

		351,948

Energy Equipment & Services 0.3%
Petrofac Ltd.(a)	96,329	1,524,491

Food Products 0.2%
Dairy Crest Group PLC(a)	119,716	735,085

Health Care Equipment & Supplies 0.0%
SSL International PLC(a)	1	10

Hotels, Restaurants & Leisure 0.3%
Domino’s Pizza Uk & Irl PLC(a)	83,045	387,981
Punch Taverns PLC*(a)	33,773	65,211
Restaurant Group PLC(a)	68,489	211,678
Sportingbet PLC*(a)	188,832	210,473

		875,343

Household Durables 0.1%
Pace PLC*(a)	112,402	409,148

Independent Power Producers & Energy Traders 0.2%
Drax Group PLC(a)	87,464	660,314

Industrial Conglomerates 0.0%
Tomkins PLC(a)	33,324	100,230

Insurance 0.2%
Beazley PLC(a)	376,135	711,323
Chesnara PLC(a)	26,656	71,996

		783,319

Internet & Catalog Retail 0.2%
Home Retail Group PLC(a)	179,313	781,024

IT Services 0.1%
Computacenter PLC(a)	88,897	455,545

Media 0.0%
St. Ives PLC(a)	159,023	189,620
Yell Group PLC*(a)	156,862	148,130

		337,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Multiline Retail 0.0%
Debenhams PLC(a)	106,118	$129,218

Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.*(a)	94,500	0

Professional Services 0.1%
ITE Group PLC(a)	131,154	257,125

Road & Rail 0.0%
Go-Ahead Group PLC(a)	5,813	131,975

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC(a)	224,505	517,092

Software 0.1%
Micro Focus International PLC(a)	76,645	436,518

Specialty Retail 0.1%
Game Group PLC(a)	157,012	401,766
Hmv Group PLC(a)	115,340	194,043

		595,809

Thrifts & Mortgage Finance 0.1%
Paragon Group of Cos PLC(a)	168,174	405,618

		11,974,561

UNITED STATES 74.3%
Aerospace & Defense 1.0%
Aerovironment, Inc.*	47,100	1,323,039
American Science & Engineering, Inc.	791	53,820
Applied Signal Technology, Inc.	2,306	53,661
Argon ST, Inc.*	5,500	104,775
BE Aerospace, Inc.*	26,200	527,668
Ceradyne, Inc.*	1,191	21,831
Cubic Corp.	4,791	189,101
DigitalGlobe, Inc.*	15,469	346,041
DynCorp International, Inc., Class A*	25,251	454,518
Esterline Technologies Corp.*	1,897	74,381
GenCorp, Inc.*	6,323	33,891
Innovative Solutions & Support, Inc.*	50,464	252,825
Moog, Inc., Class A*	3,838	113,221
Orbital Sciences Corp.*	7,877	117,919
Teledyne Technologies, Inc.*	14,200	511,058
TransDigm Group, Inc.*	2,355	117,302
Triumph Group, Inc.	2,342	112,393

		4,407,444

Air Freight & Logistics 0.2%
Atlas Air Worldwide Holdings, Inc.*	18,169	580,863
HUB Group, Inc., Class A*	9,417	215,178

		796,041

Airlines 0.3%
Hawaiian Holdings, Inc.*	62,600	517,076
SkyWest, Inc.	46,794	775,845

		1,292,921

Auto Components 0.6%
Drew Industries, Inc.*	85,500	1,854,495
Gentex Corp.	12,100	171,215
Modine Manufacturing Co.	40,271	373,312
Spartan Motors, Inc.	3,151	16,196
Standard Motor Products, Inc.	1,591	24,183
TRW Automotive Holdings Corp.*	3,306	55,376
WABCO Holdings, Inc.	3,355	70,455

		2,565,232

Beverages 0.0%
Boston Beer Co., Inc., Class A*	4,200	155,736

Biotechnology 0.3%
Alnylam Pharmaceuticals, Inc.*(b)	29,913	678,427
Celldex Therapeutics, Inc.*	2,796	15,350
Cubist Pharmaceuticals, Inc.*	9,420	190,284
Emergent Biosolutions, Inc.*	2,150	37,969
Enzon Pharmaceuticals, Inc.*	4,962	40,936
Martek Biosciences Corp.*	7,286	164,591
Maxygen, Inc.*	1,899	12,704
Pacific Biosciences of California*(a)	51,877	363,139

		1,503,400

Building Products 0.7%
Apogee Enterprises, Inc.	7,773	116,750
Gibraltar Industries, Inc.	145,062	1,924,973
NCI Building Systems, Inc.*	2,824	9,037
Quanex Building Products Corp.	35,900	515,524
Simpson Manufacturing Co., Inc.	4,257	107,532
Universal Forest Products, Inc.	4,749	187,395

		2,861,211

Capital Markets 2.1%
Calamos Asset Management, Inc., Class A	14,716	192,191
Capital Southwest Corp.	1,506	115,585
E*Trade Financial Corp.*	208,900	365,575
Evercore Partners, Inc., Class A	18,771	548,489
GFI Group, Inc.	56,212	406,413
GLG Partners, Inc.	58,620	236,238
Greenhill & Co., Inc.	27,491	2,462,644
Hercules Technology Growth Capital, Inc.	44,445	436,450
Investment Technology Group, Inc.*	24,988	697,665
Knight Capital Group, Inc., Class A*	2,480	53,940
LaBranche & Co., Inc.*	2,376	8,078
NGP Capital Resources Co.	1,268	9,206
optionsXpress Holdings, Inc.	10,762	185,967
Riskmetrics Group, Inc.*	121,893	1,782,076
SWS Group, Inc.	32,159	463,090
TradeStation Group, Inc.*	116,554	949,915
Waddell & Reed Financial, Inc., Class A	13,300	378,385

		9,291,907

Chemicals 1.3%
A. Schulman, Inc.	7,150	142,500
CF Industries Holdings, Inc.	354	30,525
Innophos Holdings, Inc.	3,772	69,782
Intrepid Potash, Inc.*	27,349	645,163
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Chemicals (continued)
Koppers Holdings, Inc.	11,374	$337,239
Landec Corp.*	10,700	68,480
Minerals Technologies, Inc.	348	16,551
Olin Corp.	28,900	504,016
OM Group, Inc.*	3,842	116,758
PolyOne Corp.*	48,400	322,828
Rockwood Holdings, Inc.*	33,298	684,940
RPM International, Inc.	22,800	421,572
Scotts Miracle-Gro Co. (The), Class A	729	31,311
Solutia, Inc.*	76,243	882,894
Valspar Corp.	40,300	1,108,653

		5,383,212

Commercial Banks 3.7%
Bancorp, Inc.*	76,000	434,720
Bank of Hawaii Corp.	5,987	248,700
Bank of the Ozarks, Inc.	72,460	1,922,364
Boston Private Financial Holdings, Inc.	16,346	106,412
CapitalSource, Inc.	430,446	1,868,136
Central Pacific Financial Corp.	5,568	14,031
City National Corp.	1,292	50,297
Columbia Banking System, Inc.	15,500	256,525
Commerce Bancshares, Inc.	1,063	39,586
Community Bank System, Inc.	4,591	83,877
CVB Financial Corp.	6,652	50,489
First Citizens Bancshares, Inc., Class A	3,800	604,580
First Community Bancshares, Inc.	40,900	516,158
First Financial Bancorp	46,500	560,325
FirstMerit Corp.	2,490	47,383
Glacier Bancorp, Inc.	15,195	227,013
Metro Bancorp, Inc.*	32,829	399,529
NBT Bancorp, Inc.	4,507	101,588
PacWest Bancorp	17,435	332,137
Prosperity Bancshares, Inc.	6,627	230,553
Seacoast Banking Corp of Florida	113,300	285,516
Signature Bank*	4,205	121,945
South Financial Group, Inc. (The)	137,500	202,125
Sterling Bancshares, Inc.	83,848	612,929
SVB Financial Group*	13,601	588,515
TCF Financial Corp.	73,983	964,738
Tompkins Financial Corp.	913	39,898
Trustmark Corp.	12,706	242,049
UMB Financial Corp.	15,829	640,125
Umpqua Holdings Corp.	8,612	91,287
Union Bankshares Corp.	6,300	78,435
United Bankshares, Inc.	2,272	44,508
Univest Corp of Pennsylvania	34,310	743,498
Valley National Bancorp	6,886	84,629
Westamerica Bancorp.	9,175	477,100
Western Alliance Bancorp*	200,054	1,262,341
Whitney Holding Corp.	25,400	242,316
Wilshire Bancorp, Inc.	3,341	24,523
Wintrust Financial Corp.	85,310	2,385,268

		17,226,148

Commercial Services & Supplies 1.0%
ABM Industries, Inc.	5,327	112,080
APAC Customer Services, Inc.*	3,816	22,553
ATC Technology Corp.*	30,926	611,098
Clean Harbors, Inc.*	7,867	442,597
Deluxe Corp.	20,900	357,390
EnergySolutions, Inc.	94,070	867,325
Healthcare Services Group, Inc.	9,000	165,240
Knoll, Inc.	26,266	273,954
PRG-Schultz International, Inc.*	4,866	27,250
Rollins, Inc.	19,450	366,632
Tetra Tech, Inc.*	6,267	166,264
Waste Connections, Inc.*	39,030	1,126,406

		4,538,789

Communications Equipment 2.3%
Arris Group, Inc.*	49,151	639,455
Avocent Corp.*	27,100	549,317
Blue Coat Systems, Inc.*	4,336	97,950
Brocade Communications Systems, Inc.*	42,100	330,906
Comtech Telecommunications Corp.*	3,648	121,187
Harmonic, Inc.*	14,673	98,016
InterDigital, Inc.*	3,334	77,215
Ixia*	52,085	357,303
Netgear, Inc.*	25,200	462,420
Oplink Communications, Inc.*	55,032	799,065
Palm, Inc.*(b)	49,629	865,033
PC-Tel, Inc.*	3,708	23,175
Riverbed Technology, Inc.*	120,981	2,656,743
Seachange International, Inc.*	1,267	9,502
Symmetricom, Inc.*	7,733	40,057
Tekelec*	7,228	118,756
Tellabs, Inc.*	406,220	2,811,042
Tollgrade Communications, Inc.*	2,140	13,867

		10,071,009

Computers & Peripherals 0.3%
BancTec, Inc.*(c)	36,134	180,670
Novatel Wireless, Inc.*	5,713	64,899
Synaptics, Inc.*(b)	40,081	1,010,041

		1,255,610

Construction & Engineering 0.2%
Comfort Systems USA, Inc.	5,734	66,457
EMCOR Group, Inc.*	17,364	439,656
Insituform Technologies, Inc., Class A*	4,099	78,455
Layne Christensen Co.*	15,900	509,595
Michael Baker Corp.*	2,753	100,044

		1,194,207

Construction Materials 0.5%
Eagle Materials, Inc.	45,226	1,292,559
Texas Industries, Inc.(b)	24,531	1,030,057

		2,322,616

Consumer Finance 0.0%
Cash America International, Inc.	3,391	102,273
First Cash Financial Services, Inc.*	3,666	62,799
Rewards Network, Inc.*	805	11,061
World Acceptance Corp.*	2,412	60,806

		236,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Containers & Packaging 1.2%
AEP Industries, Inc.*	9,923	$395,928
AptarGroup, Inc.	18,400	687,424
Greif, Inc., Class A	10,800	594,540
Pactiv Corp.*	17,300	450,665
Rock-Tenn Co., Class A	28,051	1,321,483
Silgan Holdings, Inc.	34,202	1,803,471

		5,253,511

Distributors 0.6%
LKQ Corp.*	138,612	2,569,866

Diversified Consumer Services 1.1%
American Public Education, Inc.*	45,550	1,582,407
Capella Education Co.*	29,608	1,993,803
Career Education Corp.*	19,700	480,286
Hillenbrand, Inc.	7,408	150,901
Lincoln Educational Services Corp.*	17,166	392,758
Matthews International Corp., Class A	9,900	350,262
Pre-Paid Legal Services, Inc.*	1,172	59,538
Strayer Education, Inc.	891	193,953
Universal Technical Institute, Inc.*	2,906	57,248

		5,261,156

Diversified Financial Services 0.7%
Financial Federal Corp.	93,350	2,303,878
Interactive Brokers Group, Inc., Class A*	5,686	112,981
Pico Holdings, Inc.*	14,693	490,011

		2,906,870

Diversified Telecommunication Services 0.2%
Cogent Communications Group, Inc.*(b)	65,629	741,608
Neutral Tandem, Inc.*	2,101	47,819

		789,427

Electric Utilities 0.8%
Brookfield Infrastructure Partners LP	31,965	526,144
Central Vermont Public Service Corp.	1,947	37,577
Cleco Corp.	5,457	136,862
Great Plains Energy, Inc.	51,500	924,425
UIL Holdings Corp.	29,700	783,783
UniSource Energy Corp.	37,334	1,148,020

		3,556,811

Electrical Equipment 0.4%
Acuity Brands, Inc.	2,237	72,054
AZZ, Inc.*	384	15,425
Brady Corp., Class A	2,588	74,328
Energy Conversion Devices, Inc.*(b)	64,460	746,447
EnerSys*	17,609	389,511
General Cable Corp.*	12,600	493,290
GrafTech International Ltd.*	9,140	134,358
Hubbell, Inc., Class B	2,811	118,062
Powell Industries, Inc.*	1,588	60,963
Thomas & Betts Corp.*	4,418	132,894

		2,237,332

Electronic Equipment, Instruments & Components 1.4%
Benchmark Electronics, Inc.*	39,187	705,366
Brightpoint, Inc.*	7,627	66,736
CTS Corp.	5,433	50,527
DTS, Inc.*	39,350	1,077,403
Electro Scientific Industries, Inc.*	5,266	70,512
Gerber Scientific, Inc.*	4,106	24,554
Insight Enterprises, Inc.*	11,370	138,828
Littelfuse, Inc.*	59,800	1,569,152
Mercury Computer Systems, Inc.*	2,596	25,596
Multi-Fineline Electronix, Inc.*	317	9,101
Newport Corp.*	5,958	52,192
RadiSys Corp.*	1,911	16,607
Rofin-Sinar Technologies, Inc.*	11,800	270,928
ScanSource, Inc.*	1,341	37,977
Smart Modular Technologies WWH, Inc.*	139,437	663,720
SYNNEX Corp.*	2,679	81,656
Tech Data Corp.*	3,508	145,968
Trimble Navigation Ltd.*	12,000	286,920
TTM Technologies, Inc.*	52,560	602,863

		5,896,606

Energy Equipment & Services 1.2%
Atwood Oceanics, Inc.*	5,548	195,678
Basic Energy Services, Inc.*	15,298	129,880
Carbo Ceramics, Inc.	15,744	811,603
Dawson Geophysical Co.*	1,321	36,169
Dril-Quip, Inc.*	2,991	148,473
ENGlobal Corp.*	2,446	10,078
Lufkin Industries, Inc.	663	35,258
Matrix Service Co.*	4,007	43,556
Natural Gas Services Group, Inc.*	46,700	822,854
Oceaneering International, Inc.*	7,300	414,275
Oil States International, Inc.*	8,376	294,249
Pioneer Drilling Co.*	46,357	340,260
T-3 Energy Services, Inc.*	1,950	38,415
TETRA Technologies, Inc.*	51,100	495,159
Tidewater, Inc.	42,000	1,977,780
Unit Corp.*	1,629	67,196
Willbros Group, Inc.*	6,602	100,549

		5,961,432

Food & Staples Retailing 0.4%
Andersons, Inc. (The)	5,115	180,048
Nash Finch Co.	2,028	55,446
Ruddick Corp.	40,700	1,083,434
Spartan Stores, Inc.	31,377	443,357
United Natural Foods, Inc.*	6,182	147,873
Weis Markets, Inc.	13,100	418,545

		2,328,703

Food Products 0.7%
Chiquita Brands International, Inc.*	24,700	399,152
Darling International, Inc.*	12,536	92,140
Diamond Foods, Inc.	2,485	78,824
Flowers Foods, Inc.	4,600	120,934
Green Mountain Coffee Roasters, Inc.*	947	69,926
HQ Sustainable Maritime Industries, Inc.*	902	7,938
J&J Snack Foods Corp.	6,515	281,383
Lancaster Colony Corp.	1,908	97,823
Overhill Farms, Inc.*	12,529	75,800
Smithfield Foods, Inc.*	121,310	1,674,078
TreeHouse Foods, Inc.*	7,299	260,355

		3,158,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Gas Utilities 0.7%
Atmos Energy Corp.	10,115	$285,041
Chesapeake Utilities Corp.	876	27,147
Energen Corp.	15,800	680,980
Laclede Group, Inc.(The)	1,516	48,754
New Jersey Resources Corp.	17,416	632,375
Northwest Natural Gas Co.	1,935	80,612
South Jersey Industries, Inc.	5,639	199,057
Southwest Gas Corp.	38,781	992,018
UGI Corp.	9,132	228,848

		3,174,832

Health Care Equipment & Supplies 2.9%
Abaxis, Inc.*	20,000	535,000
ABIOMED, Inc.*	97,900	950,609
American Medical Systems Holdings, Inc.*	35,302	597,310
Cantel Medical Corp.*	2,016	30,361
Cardiac Science Corp.*	2,442	9,768
CONMED Corp.*	22,618	433,587
Cooper Cos., Inc. (The)	6,280	186,704
Cutera, Inc.*	39,877	344,936
Cyberonics, Inc.*	4,977	79,333
Gen-Probe, Inc.*	6,939	287,552
Greatbatch, Inc.*	2,368	53,209
Haemonetics Corp.*	12,432	697,684
ICU Medical, Inc.*	1,241	45,743
IDEXX Laboratories, Inc.*	3,004	150,200
I-Flow Corp.*	103,780	1,182,054
Immucor, Inc.*	13,300	235,410
Invacare Corp.	13,724	305,771
Inverness Medical Innovations, Inc.*	29,070	1,125,881
Kensey Nash Corp.*	3,982	115,279
Kinetic Concepts, Inc.*	1,462	54,065
Meridian Bioscience, Inc.	11,400	285,114
NuVasive, Inc.*	35,200	1,469,952
Palomar Medical Technologies, Inc.*	53,601	868,872
Sirona Dental Systems, Inc.*	9,400	279,650
STERIS Corp.	906	27,588
SurModics, Inc.*	5,600	137,760
Teleflex, Inc.	20,540	992,288
Thoratec Corp.*	3,972	120,233
Volcano Corp.*	50,900	856,138
Wright Medical Group, Inc.*	13,500	241,110

		12,699,161

Health Care Providers & Services 2.2%
Amedisys, Inc.*	10,600	462,478
America Service Group, Inc.	862	14,257
Amsurg Corp.*	9,634	204,530
Catalyst Health Solutions, Inc.*	4,217	122,926
Centene Corp.*	14,658	277,623
Emergency Medical Services Corp., Class A*	3,765	175,073
Gentiva Health Services, Inc.*	3,830	95,788
Health Management Associates, Inc., Class A*	65,832	493,082
HealthSpring, Inc.*	6,546	80,188
Healthways, Inc.*	66,750	1,022,610
HMS Holdings Corp.*	27,790	1,062,412
IPC The Hospitalist Co., Inc.*	4,700	147,815
Landauer, Inc.	4,900	269,402
LHC Group, Inc.*	61,339	1,835,876
Lincare Holdings, Inc.*	16,000	500,000
Magellan Health Services, Inc.*	4,024	124,985
Molina Healthcare, Inc.*	1,927	39,870
MWI Veterinary Supply, Inc.*	13,313	531,854
Nighthawk Radiology Holdings, Inc.*	2,315	16,737
Owens & Minor, Inc.	12,100	547,525
PharMerica Corp.*	4,094	76,026
PSS World Medical, Inc.*	8,975	195,924
RehabCare Group, Inc.*	2,435	52,815
Sun Healthcare Group, Inc.*	141,990	1,226,794

		9,576,590

Health Care Technology 1.8%
Allscripts-Misys Healthcare Solutions, Inc.	127,900	2,592,533
athenahealth, Inc.*	111,099	4,262,869
Omnicell, Inc.*	81,350	906,239

		7,761,641

Hotels, Restaurants & Leisure 3.4%
Ambassadors Group, Inc.	33,914	530,754
Bally Technologies, Inc.*	18,304	702,325
BJ’s Restaurants, Inc.*	34,611	518,819
CEC Entertainment, Inc.*	10,242	264,858
Choice Hotels International, Inc.	5,227	162,351
Cracker Barrel Old Country Store, Inc.	2,541	87,410
Domino’s Pizza, Inc.*	47,213	417,363
Einstein Noah Restaurant Group, Inc.*	1,500	18,060
Gaylord Entertainment Co.*(b)	98,214	1,974,101
Isle of Capri Casinos, Inc.*	2,084	24,570
Lakes Entertainment, Inc.*	46,938	157,712
P.F. Chang’s China Bistro, Inc.*(b)	74,337	2,525,228
Panera Bread Co., Class A*	5,199	285,945
Peet’s Coffee & Tea, Inc.*	5,010	141,432
Penn National Gaming, Inc.*	51,030	1,411,490
Ruth’s Hospitality Group, Inc.*	3,818	16,112
Scientific Games Corp., Class A*	103,600	1,639,988
Vail Resorts, Inc.*	68,987	2,313,824
WMS Industries, Inc.*	44,016	1,961,353

		15,153,695

Household Durables 0.3%
iRobot Corp.*	23,350	287,439
Kid Brands, Inc.*	1,187	7,359
La-Z-Boy, Inc., Class Z	7,628	65,982
M/I Homes, Inc.*	23,400	318,006
Meritage Homes Corp.*	4,434	90,010
Newell Rubbermaid, Inc.	35,400	555,426
Universal Electronics, Inc.*	939	19,174

		1,343,396

Household Products 0.2%
Central Garden and Pet Co., Class A*	10,496	114,721
Church & Dwight Co., Inc.	6,800	385,832
Energizer Holdings, Inc.*	5,100	338,334

		838,887

Industrial Conglomerates 0.0%
Raven Industries, Inc.	7,337	196,118
Standex International Corp.	1,508	29,904

		226,022

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Information Technology Services 1.0%
Acxiom Corp.*	16,173	$152,997
CACI International, Inc., Class A*	14,577	689,055
CIBER, Inc.*	13,004	52,016
CSG Systems International, Inc.*	37,131	594,467
CyberSource Corp.*	5,848	97,486
Forrester Research, Inc.*	38,046	1,013,545
Global Cash Access Holdings, Inc.*	14,250	104,167
Information Services Group, Inc.*	78,831	314,536
Mantech International Corp., Class A*	8,000	377,280
NCI, Inc., Class A*	9,000	257,940
NeuStar, Inc., Class A*	19,100	431,660
SAIC, Inc.*	5,525	96,909
TeleTech Holdings, Inc.*	5,234	89,292
VeriFone Holdings, Inc.*	3,217	51,118
Wright Express Corp.*	9,312	274,797

		4,597,265

Insurance 1.9%
American Equity Investment Life Holding Co.	38,804	272,404
American Financial Group, Inc.	9,326	237,813
AMERISAFE, Inc.*	80,104	1,381,794
Delphi Financial Group, Inc., Class A	5,602	126,773
First Mercury Financial Corp.	3,029	40,346
Hanover Insurance Group, Inc. (The)	65,730	2,716,621
Harleysville Group, Inc.	9,900	313,335
HCC Insurance Holdings, Inc.	15,700	429,395
Infinity Property & Casualty Corp.	12,600	535,248
Navigators Group, Inc.*	15,033	826,815
Reinsurance Group of America, Inc.	8,700	388,020
RLI Corp.	3,100	163,618
Safety Insurance Group, Inc.	3,500	115,220
Tower Group, Inc.	3,742	91,267
Zenith National Insurance Corp.	25,800	797,220

		8,435,889

Internet & Catalog Retail 0.7%
Blue Nile, Inc.*(b)	35,679	2,216,379
NutriSystem, Inc.	3,558	54,295
PetMed Express, Inc.	19,000	358,150
Stamps.com, Inc.*	30,167	279,045
Ticketmaster Entertainment, Inc.*	4,955	57,924

		2,965,793

Internet Software & Services 3.1%
comScore, Inc.*	17,779	320,200
Constant Contact, Inc.*	111,650	2,149,263
DealerTrack Holdings, Inc.*	57,650	1,090,162
Dice Holdings, Inc.*	2,068	13,566
EarthLink, Inc.	88,470	744,033
GSI Commerce, Inc.*	30,357	586,194
j2 Global Communications, Inc.*	8,030	184,770
Ning, Inc. ADR*(a)	63,095	555,867
Omniture, Inc.*	217,651	4,666,437
OpenTable, Inc.*(b)	37,921	1,045,103
United Online, Inc.	108,500	872,340
Vocus, Inc.*	53,300	1,113,437
Web.com Group, Inc.*	44,125	312,846

		13,654,218

IT Services 0.3%
Alliance Data Systems Corp.*(b)	17,000	1,038,360

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.*	46,900	671,608
Polaris Industries, Inc.	4,934	201,208
RC2 Corp.*	11,483	163,633
Smith & Wesson Holding Corp.*	4,674	24,445
Sport Supply Group, Inc.	2,371	24,160

		1,085,054

Life Sciences Tools & Services 0.6%
Charles River Laboratories International, Inc.*	6,200	229,276
Dionex Corp.*	9,143	594,021
Techne Corp.	31,166	1,949,433

		2,772,730

Machinery 4.2%
Altra Holdings, Inc.*	3,628	40,597
American Railcar Industries, Inc.	1,303	13,825
Astec Industries, Inc.*	6,600	168,102
Bucyrus International, Inc.	43,600	1,553,032
Chart Industries, Inc.*	23,738	512,503
CIRCOR International, Inc.	2,255	63,726
Clarcor, Inc.	17,800	558,208
Dynamic Materials Corp.	65,647	1,310,314
EnPro Industries, Inc.*	18,480	422,453
FreightCar America, Inc.	91,370	2,220,291
Gardner Denver, Inc.*	8,894	310,223
Graco, Inc.	5,600	156,072
Hardinge, Inc.	3,171	19,660
Harsco Corp.	30,570	1,082,484
Kennametal, Inc.	66,636	1,639,912
Lincoln Electric Holdings, Inc.	1,100	52,195
Lindsay Corp.	4,200	165,396
Lydall, Inc.*	2,805	14,754
Middleby Corp.*	19,039	1,047,335
Mueller Water Products, Inc., Class A	47,664	261,199
Nordson Corp.	8,441	473,456
Robbins & Myers, Inc.	33,783	793,225
Tennant Co.	1,180	34,291
Terex Corp.*	84,237	1,746,233
Timken Co.	11,746	275,209
Toro Co.	7,712	306,706
Valmont Industries, Inc.	3,300	281,094
Wabtec Corp.	68,940	2,587,318
Watts Water Technologies, Inc., Class A	4,355	131,739

		18,241,552

Marine 0.1%
International Shipholding Corp.	1,208	37,219
Kirby Corp.*	7,060	259,949

		297,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Media 0.5%
CKX, Inc.*	37,112	$249,022
Interactive Data Corp.	21,757	570,251
Marvel Entertainment, Inc.*	4,182	207,511
Mediacom Communications Corp., Class A*	4,681	26,963
Morningstar, Inc.*	13,704	665,466

		1,719,213

Metals & Mining 0.7%
Allegheny Technologies, Inc.	13,410	469,216
Brush Engineered Materials, Inc.*	3,054	74,701
Century Aluminum Co.*	32,500	303,875
Compass Minerals International, Inc.	31,900	1,965,678
Horsehead Holding Corp.*	46,234	541,862

		3,355,332

Multiline Retail 0.0%
Dollar Tree, Inc.*	3,181	154,851
Fred’s, Inc., Class A	5,674	72,230

		227,081

Multi-Utilities 0.3%
Avista Corp.	37,200	752,184
CH Energy Group, Inc.	1,635	72,447
CMS Energy Corp.	48,370	648,158
NorthWestern Corp.	3,186	77,834

		1,550,623

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	12,747	330,530

Oil, Gas & Consumable Fuels 3.9%
Alpha Natural Resources, Inc.*	10,611	372,446
Approach Resources, Inc.*	98,019	890,013
Arena Resources, Inc.*	21,900	777,450
Berry Petroleum Co., Class A	61,690	1,652,058
Bill Barrett Corp.*	63,850	2,093,642
Carrizo Oil & Gas, Inc.*	80,641	1,974,898
Concho Resources, Inc.*	11,600	421,312
Contango Oil & Gas Co.*	26,573	1,356,817
Encore Acquisition Co.*	1,275	47,685
GMX Resources, Inc.*	36,482	573,132
James River Coal Co.*	15,300	292,383
Penn Virginia Corp.	27,737	635,455
Petroleum Development Corp.*	1,967	36,704
PetroQuest Energy, Inc.*	37,268	241,869
Rex Energy Corp.*	54,630	456,161
Rosetta Resources, Inc.*	37,100	544,999
SandRidge Energy, Inc.*	130,700	1,693,872
St. Mary Land & Exploration Co.	27,296	886,028
Stone Energy Corp.*	4,288	69,937
Tesoro Corp.	919	13,767
VAALCO Energy, Inc.*	5,342	24,573
Whiting Petroleum Corp.*	28,390	1,634,696
World Fuel Services Corp.	5,748	276,306

		16,966,203

Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	12,568	134,854
Clearwater Paper Corp.*	1,706	70,509
KapStone Paper and Packaging Corp.*	2,219	18,063
Louisiana-Pacific Corp.*	43,762	291,892

		515,318

Personal Products 1.0%
Alberto-Culver Co.	103,700	2,870,416
Chattem, Inc.*	7,916	525,702
Elizabeth Arden, Inc.*	28,543	335,951
NBTY, Inc.*	8,100	320,598

		4,052,667

Pharmaceuticals 0.5%
Matrixx Initiatives, Inc.*	1,422	8,077
Medicis Pharmaceutical Corp., Class A	10,204	217,856
Pain Therapeutics, Inc.*	2,068	10,464
Par Pharmaceutical Cos., Inc.*	14,700	316,197
Questcor Pharmaceuticals, Inc.*	2,441	13,474
Sucampo Pharmaceuticals, Inc., Class A*	1,529	8,914
ViroPharma, Inc.*	149,982	1,442,827
XenoPort, Inc.*	18,179	385,940

		2,403,749

Professional Services 1.6%
Advisory Board Co. (The)*	37,091	932,468
Corporate Executive Board Co. (The)	12,409	308,984
CoStar Group, Inc.*	67,506	2,782,597
Exponent, Inc.*	19,600	552,132
FTI Consulting, Inc.*	15,940	679,203
GP Strategies Corp.*	1,115	8,351
On Assignment, Inc.*	2,663	15,579
School Specialty, Inc.*	16,821	398,994
Spherion Corp.*	2,829	17,568
Watson Wyatt Worldwide, Inc., Class A	34,530	1,504,127

		7,200,003

Real Estate Investment Trusts (REITs) 2.3%
Chimera Investment Corp.	145,600	556,192
Colonial Properties Trust	9,463	92,075
Colony Financial, Inc.*	20,130	393,542
Corporate Office Properties Trust SBI MD	2,273	83,828
DCT Industrial Trust, Inc.	63,300	323,463
Digital Realty Trust, Inc.	4,200	191,982
Douglas Emmett, Inc.	14,200	174,376
Equity Lifestyle Properties, Inc.(d)	8,189	350,407
Essex Property Trust, Inc.	4,000	318,320
Extra Space Storage, Inc.	4,426	46,694
Getty Realty Corp.	12,867	315,756
Healthcare Realty Trust, Inc.	44,430	938,806
Home Properties, Inc.	4,523	194,896
Kilroy Realty Corp.	4,751	131,793
LaSalle Hotel Properties	14,600	287,036
Macerich Co. (The)(b)	82,633	2,506,259
Mack-Cali Realty Corp.	1,343	43,419
MFA Financial, Inc.	36,770	292,689
Mid-America Apartment Communities, Inc.	4,135	186,613
National Health Investors, Inc.	17,000	538,050
National Retail Properties, Inc.	16,497	354,191
PS Business Parks, Inc.	3,679	188,806
Senior Housing Properties Trust	14,204	271,438
Sovran Self Storage, Inc.	2,387	72,636
Tanger Factory Outlet Centers	8,922	333,148
Taubman Centers, Inc.	19,372	698,942

		9,885,357

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED STATES (continued)
Real Estate Management & Development 0.4%
Consolidated-Tomoka Land Co.	4,382	$167,831
Jones Lang LaSalle, Inc.	34,450	1,631,897
Market Leader, Inc.*	34,921	75,429

		1,875,157

Road & Rail 2.3%
Celadon Group, Inc.*	122,900	1,389,999
Con-way, Inc.	9,200	352,544
Dollar Thrifty Automotive Group, Inc.*	13,850	340,572
Heartland Express, Inc.	6,513	93,787
J.B. Hunt Transport Services, Inc.	83,700	2,689,281
Kansas City Southern*	157,050	4,160,254
Knight Transportation, Inc.	52,322	877,963
Marten Transport Ltd.*	1,531	26,119
Old Dominion Freight Line, Inc.*	2,399	73,002

		10,003,521

Semiconductors & Semiconductor Equipment 1.5%
Atmel Corp.*	127,700	535,063
Cirrus Logic, Inc.*	1,618	8,996
Cymer, Inc.*	16,300	633,418
Cypress Semiconductor Corp.*	34,845	359,949
Exar Corp.*	1,539	11,312
FEI Co.*	5,485	135,205
Integrated Device Technology, Inc.*	12,250	82,810
Kopin Corp.*	5,925	28,440
Micrel, Inc.	39,681	323,400
MKS Instruments, Inc.*	6,461	124,633
Rudolph Technologies, Inc.*	7,825	57,905
Silicon Image, Inc.*	17,951	43,621
Silicon Laboratories, Inc.*	1,756	81,408
Skyworks Solutions, Inc.*	36,235	479,751
Standard Microsystems Corp.*	9,427	218,801
Teradyne, Inc.*	158,300	1,464,275
Tessera Technologies, Inc.*	62,713	1,749,066
Ultra Clean Holdings, Inc.*	93,760	483,802
Varian Semiconductor Equipment Associates, Inc.*	2,437	80,031
Volterra Semiconductor Corp.*	7,036	129,251

		7,031,137

Software 6.2%
Blackbaud, Inc.	148,350	3,441,720
Blackboard, Inc.*	99,586	3,762,359
Commvault Systems, Inc.*	120,450	2,499,337
Concur Technologies, Inc.*	64,468	2,563,248
Epicor Software Corp.*	4,920	31,340
EPIQ Systems, Inc.*	95,530	1,385,185
FactSet Research Systems, Inc.	41,200	2,729,088
i2 Technologies, Inc.*	23,400	375,336
Jack Henry & Associates, Inc.	3,600	84,492
JDA Software Group, Inc.*	4,200	92,148
Manhattan Associates, Inc.*	3,643	73,589
MICROS Systems, Inc.*	117,040	3,533,438
Monotype Imaging Holdings, Inc.*	40,234	338,368
Netscout Systems, Inc.*	3,777	51,027
NetSuite, Inc.*(b)	13,850	211,905
Progress Software Corp.*	5,642	127,791
Quest Software, Inc.*	2,701	45,512
Rosetta Stone, Inc.*	33,583	771,066
S1 Corp.*	53,800	332,484
SolarWinds, Inc.*	41,500	914,245
Solera Holdings, Inc.	82,240	2,558,486
SPSS, Inc.*	5,415	270,479
Sybase, Inc.*	7,069	274,984
Symyx Technologies, Inc.*	2,257	14,941
Synopsys, Inc.*	10,202	228,729
Taleo Corp., Class A*	3,926	88,885
TeleCommunication Systems, Inc., Class A*	53,400	446,424
Tyler Technologies, Inc.*	3,165	54,090

		27,300,696

Specialty Retail 2.4%
Aeropostale, Inc.*	2,653	115,326
Cato Corp. (The), Class A	3,688	74,830
Childrens Place Retail Stores, Inc. (The)*	3,176	95,153
Citi Trends, Inc.*	28,566	813,274
Coldwater Creek, Inc.*	36,100	296,020
Conn’s, Inc.*	15,500	174,995
Dress Barn, Inc.*	34,316	615,286
Finish Line, Inc. (The), Class A	7,873	79,990
Genesco, Inc.*	6,028	145,094
Haverty Furniture Cos., Inc.*	19,100	225,571
Hibbett Sports, Inc.*	12,717	231,831
HOT Topic, Inc.*	11,773	88,180
Jo-Ann Stores, Inc.*	11,222	301,086
Jos. A. Bank Clothiers, Inc.*	13,100	586,487
Monro Muffler Brake, Inc.	16,600	527,714
OfficeMax, Inc.*	53,500	673,030
O’Reilly Automotive, Inc.*	71,380	2,579,673
Pier 1 Imports, Inc.*	194,800	753,876
Rent-A-Center, Inc., Class A*	7,428	140,241
Stage Stores, Inc.	33,394	432,786
Tractor Supply Co.*	31,502	1,525,327
Ulta Salon Cosmetics & Fragrance, Inc.*	2,757	45,518

		10,521,288

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.*	16,747	447,145
Fossil, Inc.*	5,723	162,819
G-III Apparel Group Ltd.*	1,249	17,673
Iconix Brand Group, Inc.*	29,400	366,618
Kenneth Cole Productions, Inc., Class A	17,249	173,007
Liz Claiborne, Inc.	8,678	42,783
Maidenform Brands, Inc.*	2,910	46,735
Phillips-Van Heusen Corp.	69,760	2,985,030
Steven Madden Ltd.*	12,104	445,548
True Religion Apparel, Inc.*	2,240	58,083
UniFirst Corp.	2,279	101,302
Volcom, Inc.*	2,203	36,305
Warnaco Group, Inc. (The)*	542	23,772
Wolverine World Wide, Inc.	5,160	128,174

		5,034,994

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Common Stocks (continued)

		Market
	Shares	Value
UNITED STATES (continued)
Thrifts & Mortgage Finance 1.3%
Brookline Bancorp, Inc.	19,900	$193,428
Danvers Bancorp, Inc.	2,339	31,787
Dime Community Bancshares	15,250	174,307
ESSA Bancorp, Inc.	34,085	450,263
First Niagara Financial Group, Inc.	6,447	79,492
MGIC Investment Corp.*	33,200	246,012
NewAlliance Bancshares, Inc.	33,000	353,100
Ocwen Financial Corp.*	77,130	873,112
Provident Financial Services, Inc.	5,125	52,736
Trustco Bank Corp.	12,584	78,650
United Financial Bancorp, Inc.	23,100	267,498
Washington Federal, Inc.	104,353	1,759,392
Westfield Financial, Inc.	163,170	1,382,050

		5,941,827

Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	14,700	311,052
Beacon Roofing Supply, Inc.*	103,570	1,655,049
DXP Enterprises, Inc.*	24,200	269,830
H&E Equipment Services, Inc.*	33,300	377,289
Rush Enterprises, Inc., Class A*	91,900	1,187,348
WESCO International, Inc. *	20,768	598,118

		4,398,686

Wireless Telecommunication Services 0.4%
Leap Wireless International, Inc.*	10,100	197,455
NTELOS Holdings Corp.	22,400	395,584
Shenandoah Telecommunications Co.	46,600	836,470
Syniverse Holdings, Inc.*	1,491	26,092

		1,455,601

		330,653,725

Total Common Stocks (cost $387,433,598)		431,789,281

Preferred Stocks 0.4%

		Market
	Shares	Value

GERMANY 0.1%
Biotechnology 0.1%
Biotest AG (Preference) (a)	5,352	322,299

Media 0.0%
ProSiebenSat.1 Media AG (Preference) (a)	29,155	313,058

UNITED STATES 0.3%
Pharmaceuticals 0.3%
Ironwood Pharmaceuticals *(a)	93,487	1,121,844

Total Preferred Stocks (cost $1,058,945)		1,757,201

Right 0.0%

	Number of	Market
	Rights	Value

AUSTRALIA 0.0%
Health Care Providers & Services 0.0%
Sigma Pharmaceuticals Ltd. 10/16/2009*(a)	218,419	8,671

Total Right (cost $—)		8,671

Warrant 0.0%

	Number of	Market
	Warrants	Value

UNITED STATES 0.0%
Health Care Providers & Services 0.0%
Hythiam, Inc., Expiring 11/06/12, expiring 12/12/2009*(a)	43,900	$—

Total Warrant (cost $—)		—

Exchange Traded Funds 0.4%

		Market
	Shares	Value

Equity Fund 0.4%
iShares MSCI EAFE Small Cap Index Fund	48,000	1,741,920
SPDR KBW Regional Banking ETF	10,977	234,030

Total Exchange Traded Funds (cost $1,967,994)		1,975,950

Mutual Fund 1.7%

		Market
	Shares	Value

Money Market Fund 1.7%
AIM Liquid Assets Portfolio, 0.27% (e)	7,597,089	7,597,089

Total Mutual Fund (cost $7,597,089)		7,597,089

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
Repurchase Agreements 2.6%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $11,486,460, collateralized by U.S. Government Agency Mortgages 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value of $11,716,166 (f)	$11,486,438	$11,486,438

Total Repurchase Agreements (cost $11,486,438)		$11,486,438

Total Investments (cost $409,544,064) (g) — 102.6%		454,614,630

Liabilities in excess of other assets — (2.6)%		(11,592,155)

NET ASSETS — 100.0%		$443,022,475

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $11,030,710.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $180,670 which represents 0.04% of net assets.

(d)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(e)	Represents 7-day effective yield as of September 30, 2009.

(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2009, was $11,486,438.

(g)	At September 30, 2009, the tax basis cost of the Fund’s investments was $419,591,243, tax unrealized appreciation and depreciation were $75,176,362 and $(40,152,975), respectively.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

KK	Joint Stock Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SCA	Limited partnership with share capital

SGPS	Holding Enterprise

SpA	Limited Share Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

18	S&P Small Cap 600 E-Mini	12/17/09	$570,240	$(10,308)
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$346,379,413	$84,154,211	$1,255,657	$431,789,281
Exchange Traded Funds	1,975,950	—	—	1,975,950
Mutual Funds	7,597,089	—	—	7,597,089
Preferred Stocks	—	635,357	1,121,844	1,757,201
Repurchase Agreements	—	11,486,438	—	11,486,438
Right	—	8,671	—	8,671
Warrant	—	—	—	—

Total Assets	355,952,452	96,284,677	2,377,501	454,614,630

Liabilities:
Future	(10,308)	—	—	(10,308)

Total Liabilities	(10,308)	—	—	(10,308)

Total	$355,942,144	$96,284,677	$2,377,501	$454,604,322

Amounts designated as “—” which may include fair valued securities valued at zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Warrant

Balance as of 12/31/2008	$606,302	$1,121,844	$—
Accrued Accretion/(Amortization)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	312,702	—	—
Net Purchases/(Sales)	336,653	—	—
Transfers In/(Out) of Level 3	—	—	—

Balance as of 9/30/2009	$1,255,657	$1,121,844	$—

Changes in unrealized gains (losses) relating to assets and liabilities still held as of September 30, 2009	$312,702	$—	$—

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi-Manager Small Company Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value
Assets:

Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

Liabilities:

Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	(10,308)
Commodity contracts	—
Other contracts	—

Total	$(10,308)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Common Stock 0.0%

		Market
	Shares	Value

Diversified Telecommunication Services 0.0%
XO Holdings, Inc.*	248	$169

Total Common Stock (cost $—)		169

Preferred Stock 0.1%

		Market
	Shares	Value

Diversified Financial Services 0.1%
Preferred Blocker, Inc.,
7.00%(a)(b)	216	125,611

Total Preferred Stock (cost $104,795)		125,611

Asset-Backed Securities 3.9%

	Principal	Market
	Amount	Value

Automobile Asset-Backed Securities 1.1%
AmeriCredit Automobile Receivables Trust,
Series 2009-1, Class A2
2.26%, 05/15/12	$310,000	310,655
Capital Auto Receivables Asset Trust
Series 2006-2, Class A3B,
0.30%, 05/15/11(c)	422,880	422,543
Series 2007-SN1, Class A3B,
0.30%, 07/15/10(c)	62,789	62,752
Harley-Davidson Motorcycle Trust
Series 2009-2, Class A2,
2.00%, 07/15/12	140,000	141,107
Series 2009-2, Class A3,
2.62%, 03/15/14	395,000	399,415
Honda Auto Receivables Owner Trust,
Series 2009-2, Class A3
2.79%, 01/15/13	185,000	189,330
Nissan Auto Receivables Owner Trust,
Series 2009-A, Class A3
3.20%, 02/15/13	125,000	128,655
World Omni Auto Receivables Trust,
Series 2009-A, Class A3
3.33%, 05/15/13	235,000	240,048

Credit Card Asset-Backed Securities 2.2%
American Express Credit Account Master Trust,
Series 2009-2, Class A
1.50%, 03/15/17(c)	135,000	137,467
Capital One Multi-Asset Execution Trust
Series 2007-A4, Class A4,
0.27%, 03/16/15(c)	380,000	372,700
Series 2008-A5, Class A5,
4.85%, 02/18/14	215,000	226,292
Chase Issuance Trust
Series 2005-A7, Class A7,
4.55%, 03/15/13	595,000	621,303
Series 2006-B1, Class B1,
0.39%, 04/15/13(c)	145,000	141,881
Series 2007-A15, Class A,
4.96%, 09/15/12	500,000	519,897
Discover Card Master Trust
Series 2007-A2, Class A2,
0.64%, 06/15/15(c)	175,000	170,394
Series 2008-A4, Class A4,
5.65%, 12/15/15	290,000	318,381
Series 2009-A2, Class A,
1.55%, 02/17/15(c)	200,000	200,959
Discover Card Master Trust I
Series 1996-4, Class B,
0.79%, 10/16/13(c)	425,000	414,613
Series 2005-4, Class A2,
0.33%, 12/15/12(c)	400,000	386,230
Series 2006-2, Class A3,
0.32%, 01/19/16(c)	380,000	363,292

Home Equity Asset-Backed Securities 0.0%
Provident Bank Home Equity Loan Trust,
Series 2000-2, Class A1
0.81%, 08/25/31(c)	109,008	44,128

Manufactured Housing Asset-Backed Securities 0.1%
Mid-State Trust,
Series 4, Class A
8.33%, 04/01/30	268,851	279,881

Other Asset-Backed Securities 0.3%
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1
0.30%, 01/25/37(c)	170,814	162,888
Credit-Based Asset Servicing and Securitization LLC,
Series 2002-CB2, Class A2
1.35%, 04/25/32(c)	547,744	310,651

Student Loan Asset-Backed Securities 0.2%
SLM Student Loan Trust,
Series 2007-3, Class A1
0.49%, 10/25/14(c)	283,127	282,784

Total Asset-Backed Securities (cost $6,444,109)		6,848,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Collateralized Mortgage Obligations 5.8%

	Principal	Market
	Amount	Value

American Home Mortgage Assets,
Series 2007-5, Class A3,
0.55%, 06/25/47(c)	$637,636	$59,306

American Home Mortgage Investment Trust
Series 2004-1, Class 1A,
0.60%, 04/25/44(c)	222,314	175,780
Series 2005-4, Class 3A3,
0.69%, 11/25/45(c)	1,420,525	185,356
Series 2006-3, Class 12A1,
0.44%, 12/25/46(c)	934,135	452,539

Banc of America Mortgage Securities, Inc.,
Series 2007-3, Class 1A1,
6.00%, 09/25/37	425,939	338,622

Bear Stearns Structured Products, Inc.
Series 2007-N3, Class 10C,
0.00%, 06/26/36(b)(d)	15,228,758	1,523
Series 2007-N2, Class 12C,
0.00%, 01/27/37(b)(d)	47,964,394	4,796
Series 2007-N5, Class 5C,
0.00%, 04/25/37(b)(d)	19,560,287	1,956

Citicorp Mortgage Securities, Inc.,
Series 2006-3, Class 1A9,
5.75%, 06/25/36	110,000	82,806

Countrywide Alternative Loan Trust
Series 2005-44, Class 1A2A,
0.54%, 10/25/35(c)	27,915	26,640
Series 2005-59, Class M,
0.85%, 11/20/35(c)(d)	1,362,393	10,627
Series 2005-59, Class 1A2A,
0.63%, 11/20/35(c)	566,460	128,069
Series 2005-72, Class M2,
1.07%, 01/25/36(c)(d)	2,210,000	7,072
Series 2006-OA6, Class 1A1B,
0.56%, 07/25/46(c)	362,491	72,854
Series 2006-OA22, Class CP,
0.10%, 02/25/47(b)(c)(d)	10,812,387	1,081
Series 2006-OA21, Class A3,
0.53%, 03/20/47(c)	485,005	76,313
Series 2007-OA7, Class CP,
0.10%, 05/25/47(b)(c)(d)	5,510,973	551
Series 2007-OA9, Class A3,
0.75%, 06/25/47(c)	697,564	79,219

Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-11, Class 5A1,
0.55%, 03/25/35(c)	374,677	200,587
Series 2005-29, Class A1,
5.75%, 12/25/35	361,503	291,010

Deutsche ALT-A Securities NIM Trust,
Series 2007-AHM1, Class N1,
6.75%, 02/25/47(b)(d)	15,160	2

Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
Series 2006-OA1, Class A3,
1.08%, 02/25/47(c)	528,509	77,058

Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR4, Class 2A2,
1.40%, 08/19/45(c)	1,539,682	315,782
Series 2006-AR1, Class 2A1A,
1.84%, 04/19/46(c)	984,936	490,099

Elwood Energy LLC,
8.16%, 07/05/26	117,492	103,495

Fannie Mae Interest Strip
Series 207, Class 2,
8.00%, 02/01/23	189,820	37,268
Series 264, Class 2,
8.00%, 07/01/24	484,772	95,294
Series 267, Class 2,
8.50%, 10/01/24	462,966	97,882
Series 274, Class 2,
8.50%, 10/01/25	425,628	90,523
Series 277, Class 2,
7.50%, 04/01/27	234,074	44,533

Fannie Mae REMICS
Series 2006-22, Class CE,
4.50%, 08/25/23	20,000	20,327
Series 1997-61, Class PK,
8.00%, 08/18/27	326,145	75,194
Series 2009-39, Class LB,
4.50%, 06/25/29	125,000	124,709
Series 2003-82, Class IA,
6.00%, 08/25/32	167,688	9,574
Series 2003-32, Class UI,
6.00%, 05/25/33	799,069	132,871
Series 2003-41, Class IB,
7.00%, 05/25/33	577,849	105,279
Series 2003-35, Class UI,
6.50%, 05/25/33	237,607	42,595
Series 2003-44, Class IB,
6.00%, 06/25/33	272,521	43,039

Federal National Mortgage Association,
Series 2006-M2, Class A2F,
5.26%, 05/25/20(c)	40,000	42,926

First Horizon Alternative Mortgage Securities,
Series 2005-AA7, Class 2A1,
5.40%, 09/25/35(c)	160,151	110,021

Freddie Mac REMICS
Series 1103, Class N,
1156.50%, 06/15/21	6	147
Series 3558, Class G,
4.00%, 08/15/24	485,000	472,370
Series 2877, Class AL,
5.00%, 10/15/24	210,000	223,945
Series 3123, Class HT,
5.00%, 03/15/26	60,000	63,187
Series 3150, Class EQ,
5.00%, 05/15/26	20,000	21,112
Series 2129, Class SG,
6.75%, 06/17/27(c)	831,755	121,229
Series 3563, Class LB,
4.00%, 08/15/29	195,000	187,056
Series 2557, Class IW,
6.00%, 04/15/32	498,890	28,508
Series 2649, Class IM,
7.00%, 07/15/33	294,545	52,546
Series 2725, Class TA,
4.50%, 12/15/33	20,000	20,058

Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A,
0.58%, 09/19/35(c)	589,523	315,545
Series 2006-5, Class 2A1B,
0.48%, 07/19/46(c)	880,154	201,141

Indymac Index Mortgage Loan Trust
Series 2005-AR4, Class 2A1A,
0.53%, 03/25/35(c)	570,128	305,141
Series 2006-AR6, Class 2A1B,
0.50%, 06/25/46(c)	977,354	180,416

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Collateralized Mortgage Obligations (continued)

	Principal	Market
	Amount	Value

Mastr Adjustable Rate Mortgages Trust,
Series 2007-1, Class IM2,
0.65%, 01/25/47(c)(d)	$5,350,000	$12,840

Nomura Asset Acceptance Corp.,
Series 2004-AR2, Class 3A3,
0.71%, 09/25/34(c)	166,879	102,098

Residential Accredit Loans, Inc.
Series 2005-QO5, Class M2,
1.00%, 01/25/46(c)(d)	1,264,296	885
Series 2006-QO1, Class 2A2,
0.58%, 02/25/46(c)	102,822	16,440

Structured Asset Mortgage Investments, Inc.
Series 2006-AR7, Class B1,
0.62%, 08/25/36(c)(d)	2,450,000	8,085
Series 2005-AR2, Class 2A1,
0.48%, 05/25/45(c)	578,769	307,538
Series 2006-AR6, Class 1A5,
0.53%, 07/25/46(c)	477,088	81,691

Structured Asset Securities Corp.,
Series 2005-6, Class B2,
5.32%, 05/25/35(c)	164,479	17,021

WaMu Mortgage Pass Through Certificates
Series 2006-AR10, Class 1A1,
5.92%, 09/25/36(c)	747,336	557,951
Series 2005-AR6, Class 2AB3,
0.52%, 04/25/45(c)	874,884	391,156
Series 2005-AR8, Class 2AB3,
0.61%, 07/25/45(c)	464,335	184,495
Series 2006-AR7, Class 2A,
1.89%, 07/25/46(c)	762,202	350,234

Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2007-OA1, Class CA1B,
0.43%, 12/25/46(c)	568,345	84,417

Washington Mutual Mortgage Pass-Thru,
Series 2007-OA2, Class CA1B,
0.45%, 01/25/47(c)	595,989	107,770

Wells Fargo Mortgage Backed Securities Trust
Series 2004-P, Class 2A1,
3.07%, 09/25/34(c)	156,358	148,347
Series 2004-BB, Class A2,
4.51%, 01/25/35(c)	55,947	51,889
Series 2006-2, Class 3A1,
5.75%, 03/25/36	444,129	388,613
Series 2006-AR10, Class 5A1,
5.59%, 07/25/36(c)	72,074	54,079
Series 2006-AR11, Class A7,
5.51%, 08/25/36(c)	693,032	246,300
Series 2007-14, Class 1A1,
6.00%, 10/25/37	618,685	598,887

Total Collateralized Mortgage Obligations (cost $15,416,010)		10,158,315

Commercial Mortgage Backed Securities 4.3%

	Principal	Market
	Amount	Value

Diversified Financial Services 0.1%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Class A3,
4.61%, 07/10/43	201,095	202,286
Series 2006-4, Class A4,
5.63%, 07/10/46	55,000	50,986

Non-Agency 4.2%
Asset Securitization Corp.,
Series 1997-D5, Class A3
7.19%, 02/14/43(c)	70,000	76,904

Banc of America Commercial Mortgage, Inc.
Series 2003-1, Class SBB,
5.86%, 03/11/32(b)	88,420	96,689
Series 2003-1, Class SBE,
6.77%, 03/11/32(b)	163,578	183,301
Series 2004-3, Class A3,
4.88%, 06/10/39	10,621	10,611
Series 2006-2, Class A4,
5.93%, 05/10/45(c)	350,000	336,470
Series 2007-2, Class A2,
5.63%, 04/10/49(c)	150,000	148,906
Series 2008-1, Class A4,
6.35%, 02/10/51(c)	270,000	244,716

Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A2,
6.48%, 02/15/35	150,000	155,566
Series 2003-T12, Class A4,
4.68%, 08/13/39(c)	75,000	74,821
Series 2007-T26, Class AAB,
5.43%, 01/12/45	35,000	34,169

Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A4
5.43%, 10/15/49	595,000	537,713

Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.62%, 10/15/48	305,000	281,495

Commercial Mortgage Acceptance Corp.,
Series 1998-C2, Class E
7.49%, 09/15/30(c)	50,000	50,290

Commercial Mortgage Pass Through Certificates
Series 2003-LB1A, Class A2,
4.08%, 06/10/38	250,000	244,331
Series 2006-C7, Class A2,
5.69%, 06/10/46	20,000	20,215
Series 2006-C8, Class A3,
5.31%, 12/10/46	30,000	27,412

Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class AAB
5.68%, 02/15/39(c)	100,000	101,019
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Commercial Mortgage Backed Securities (continued)

	Principal	Market
	Amount	Value

Non-Agency (continued)
Crown Castle Towers LLC
Series 2005-1A, Class AFL,
0.62%, 06/15/35(b)(c)	$170,000	$166,600
Series 2005-1A, Class AFX,
4.64%, 06/15/35(b)	220,000	220,000
Series 2005-1A, Class C,
5.07%, 06/15/35(b)	60,000	60,000
Series 2006-1A, Class B,
5.36%, 11/15/36(b)	25,000	24,758
Series 2006-1A, Class C,
5.47%, 11/15/36(b)	80,000	79,600
Series 2006-1A, Class D,
5.77%, 11/15/36(b)	60,000	59,700

CS First Boston Mortgage Securities Corp.
Series 2001-CK1, Class C,
6.73%, 12/18/35	65,000	66,998
Series 2002-CKP1, Class A3,
6.44%, 12/15/35	15,000	15,923
Series 2005-C6, Class A4,
5.23%, 12/15/40(c)	440,000	422,636

DLJ Commercial Mortgage Corp.,
Series 2000-CKP1, Class A1B
7.18%, 11/10/33	27,721	28,543

First Union Commercial Mortgage Securities, Inc.,
Series 1997-C2, Class D
7.12%, 11/18/29	15,000	16,068

First Union National Bank Commercial Mortgage,
Series 2001-C2, Class A2
6.66%, 01/12/43	142,798	149,316

First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1, Class A2,
6.14%, 03/15/33	26,136	26,918
Series 2001-C1, Class C,
6.40%, 03/15/33	25,000	24,359

GE Capital Commercial Mortgage Corp.
Series 2001-1, Class B,
6.72%, 05/15/33	95,000	96,892
Series 2002-1A, Class A3,
6.27%, 12/10/35	570,000	604,535

GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C1, Class C
7.97%, 03/15/33(c)	155,000	155,541

Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.44%, 03/10/39	25,000	22,155

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3, Class A2,
6.04%, 11/15/35	31,011	31,696
Series 2002-C1, Class A3,
5.38%, 07/12/37	305,000	314,115
Series 2003-C1, Class A2,
4.99%, 01/12/37	45,000	46,242
Series 2006-CB15, Class A4,
5.81%, 06/12/43(c)	660,000	622,454
Series 2006-LDP7, Class ASB,
6.07%, 04/15/45(c)	45,000	45,069
Series 2007-CB20, Class AJ,
6.30%, 02/12/51(c)	40,000	21,545

JP Morgan Commercial Mortgage Finance Corp.,
Series 2000-C10, Class B
7.69%, 08/15/32(c)	25,000	25,627

LB-UBS Commercial Mortgage Trust
Series 2000-C5, Class A2,
6.51%, 12/15/26	50,893	52,603
Series 2001-C3, Class B,
6.51%, 06/15/36	55,000	57,617
Series 2003-C8, Class A2,
4.21%, 11/15/27	53,923	54,412
Series 2004-C2, Class A3,
3.97%, 03/15/29	135,000	131,397

Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2,
4.96%, 07/12/38	450,000	451,975
Series 2005-CIP1, Class AM,
5.11%, 07/12/38(c)	100,000	82,419
Series 2006-C1, Class A4,
5.84%, 05/12/39(c)	25,000	23,468
Series 2008-C1, Class A4,
5.69%, 02/12/51	200,000	155,126

Morgan Stanley Dean Witter Capital I,
Series 2001-DFMA, Class A
6.00%, 03/12/16(b)	154,932	159,455

Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A2
5.50%, 10/15/48	90,000	90,291

Total Commercial Mortgage Backed Securities (cost $7,017,854)		7,483,953

Convertible Corporate Bonds 0.3%

	Principal	Market
	Amount	Value

Capital Markets 0.2%
E*Trade Financial Corp.,
0.00%, 08/31/19	190,000	321,338

Marine 0.1%
Horizon Lines, Inc.,
4.25%, 08/15/12	170,000	134,087

Total Convertible Corporate Bonds (cost $200,684)		$455,425

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds 46.1%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.3%
Honeywell International, Inc.,
5.30%, 03/01/18	$140,000	$150,703
Northrop Grumman Corp.,
3.70%, 08/01/14	125,000	127,181
Spirit Aerosystems, Inc.,
7.50%, 10/01/17(b)	65,000	64,675
Systems 2001 AT LLC,
6.66%, 09/15/13(b)	187,830	186,410

		528,969

Aerospace/Defense 0.1%
Hawker Beechcraft Acquisition Co. LLC,
9.75%, 04/01/17	225,000	137,250
TransDigm, Inc.,
7.75%, 07/15/14(b)	80,000	77,700

		214,950

Airlines 0.4%
Continental Airlines, Inc.,
7.57%, 03/15/20	101,558	88,356
Delta Air Lines, Inc.
7.57%, 05/18/12	460,000	455,400
12.25%, 03/15/15(b)	195,000	181,837

		725,593

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The),
10.50%, 05/15/16	300,000	325,500

Automobiles 0.9%
Ford Motor Credit Co. LLC,
7.25%, 10/25/11	1,470,000	1,427,677
Volvo Treasury AB,
5.95%, 04/01/15(b)	140,000	139,870

		1,567,547

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/14(b)	640,000	720,541
5.38%, 11/15/14(b)	40,000	42,680
7.75%, 01/15/19(b)	850,000	1,005,771
8.20%, 01/15/39(b)	130,000	171,423
Constellation Brands, Inc.,
8.13%, 01/15/12	100,000	100,000
Dr Pepper Snapple Group, Inc.,
6.82%, 05/01/18	135,000	153,466

		2,193,881

Biotechnology 0.1%
Amgen, Inc.
5.85%, 06/01/17	60,000	65,992
5.70%, 02/01/19	80,000	87,941

		153,933

Building Products 0.6%
Cemex Finance Europe BV,
4.75%, 03/05/14	815,000	1,006,282
USG Corp.,
9.75%, 08/01/14(b)	65,000	67,925

		1,074,207

Capital Markets 1.8%
Ameriprise Financial, Inc.,
7.30%, 06/28/19	540,000	595,281
Bank of New York Mellon Corp. (The),
5.13%, 08/27/13	245,000	264,833
Bear Stearns Cos. LLC (The),
5.55%, 01/22/17	260,000	262,917
Blackstone Holdings Finance Co. LLC,
6.63%, 08/15/19(b)	70,000	70,980
Credit Suisse USA, Inc.,
5.13%, 08/15/15	40,000	42,228
E*Trade Financial Corp.,
12.50%, 11/30/17	101,000	112,110
Goldman Sachs Group, Inc. (The)
7.50%, 02/15/19	165,000	188,697
6.75%, 10/01/37	355,000	366,371
LaBranche & Co., Inc.,
11.00%, 05/15/12	250,000	241,250
Merrill Lynch & Co., Inc.,
6.88%, 04/25/18	470,000	494,298
Nuveen Investments, Inc.,
5.00%, 09/15/10	525,000	504,000

		3,142,965

Chemicals 0.3%
CPG International I, Inc.,
7.87%, 07/01/12(c)	95,000	79,325
MacDermid, Inc.,
9.50%, 04/15/17(b)	265,000	243,800
Nalco Co.,
8.25%, 05/15/17(b)	180,000	189,000
Praxair, Inc.,
4.38%, 03/31/14	75,000	79,460

		591,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commercial Banks 2.3%
Bank of New York Mellon Corp. (The),
4.50%, 04/01/13	$90,000	$95,815
BB&T Corp.,
3.85%, 07/27/12	145,000	149,572
Citigroup, Inc.,
6.13%, 05/15/18	205,000	201,852
Credit Suisse/New York NY,
6.00%, 02/15/18	150,000	157,043
Export-Import Bank of Korea,
5.88%, 01/14/15	270,000	284,648
Morgan Stanley
6.00%, 04/28/15	300,000	317,691
6.63%, 04/01/18	345,000	364,811
Resona Bank Ltd.,
5.85%, 12/31/49(a)(b)(c)	625,000	540,625
RSHB Capital SA for OJSC Russian Agricultural Bank
7.18%, 05/16/13(b)	435,000	448,572
9.00%, 06/11/14(b)	140,000	153,412
Wachovia Bank NA,
6.60%, 01/15/38	600,000	658,612
Wachovia Corp.,
5.50%, 05/01/13	140,000	149,796
Woori Bank,
7.00%, 02/02/15(b)	425,000	458,302

		3,980,751

Commercial Services & Supplies 1.0%
ACCO Brands Corp.,
10.63%, 03/15/15(b)	65,000	67,925
Casella Waste Systems, Inc.
9.75%, 02/01/13	250,000	231,250
11.00%, 07/15/14(b)	100,000	105,000
Clean Harbors, Inc.,
7.63%, 08/15/16(b)	200,000	204,750
Corrections Corp of America,
7.75%, 06/01/17	195,000	201,337
Iron Mountain, Inc.,
7.75%, 01/15/15	180,000	181,350
KAR Holdings, Inc.,
8.75%, 05/01/14	175,000	173,250
Ticketmaster Entertainment, Inc.,
10.75%, 08/01/16	210,000	215,250
Waste Management, Inc.
6.38%, 03/11/15	75,000	82,987
7.38%, 05/15/29	75,000	84,914
WCA Waste Corp.,
9.25%, 06/15/14	150,000	143,625

		1,691,638

Communications Equipment 0.8%
CCH I LLC / CCH I Capital Corp.,
11.00%, 10/01/15(e)	210,000	38,850
Charter Communications Operating LLC / Charter Communications Operating Capital,
12.88%, 09/15/14(b)(e)	225,000	243,562
Comcast Corp.,
6.30%, 11/15/17	110,000	120,515
DISH DBS Corp.,
7.88%, 09/01/19(b)	45,000	45,450
Mediacom Broadband LLC / Mediacom Broadband Corp.,
8.50%, 10/15/15	175,000	176,750
Nokia OYJ
5.38%, 05/15/19	110,000	117,084
6.63%, 05/15/39	70,000	79,753
Time Warner Cable, Inc.
8.75%, 02/14/19	340,000	418,856
6.55%, 05/01/37	70,000	74,379

		1,315,199

Computers & Peripherals 0.1%
Hewlett-Packard Co.,
5.50%, 03/01/18	130,000	142,052

Consumer Finance 1.5%
American Express Credit Corp.,
7.30%, 08/20/13	130,000	144,169
Discover Financial Services
0.83%, 06/11/10(c)	460,000	449,770
10.25%, 07/15/19	320,000	366,262
Ford Motor Credit Co. LLC,
8.70%, 10/01/14	40,000	39,182
GMAC, Inc.,
6.88%, 09/15/11(b)	1,022,000	965,790
International Lease Finance Corp.
4.38%, 11/01/09	100,000	99,559
5.75%, 06/15/11	470,000	428,117
SLM Corp.,
8.45%, 06/15/18	205,000	163,487

		2,656,336

Distributors 0.1%
Wesco Distribution, Inc.,
7.50%, 10/15/17	140,000	121,800

Diversified Financial Services 1.6%
AIG SunAmerica Global Financing VI,
6.30%, 05/10/11(b)	395,000	389,405
BP Capital Markets PLC,
4.75%, 03/10/19	165,000	173,477
Citigroup, Inc.
5.63%, 08/27/12	160,000	161,778
5.50%, 10/15/14	460,000	459,335
CME Group, Inc.,
5.75%, 02/15/14	75,000	82,084
Farmers Exchange Capital,
7.05%, 07/15/28(b)	285,000	255,155
General Electric Capital Corp.
3.50%, 08/13/12	120,000	121,495
5.88%, 01/14/38	50,000	45,854
GMAC, Inc.,
8.00%, 11/01/31(b)	200,000	161,000
HCA, Inc.,
7.88%, 02/15/20(b)	100,000	100,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
8.13%, 06/01/12	225,000	223,031
John Hancock Global Funding II,
7.90%, 07/02/10(b)	155,000	161,158
TransCapitalInvest Ltd. for OJSC AK Transneft
5.67%, 03/05/14(b)	220,000	214,060
5.67%, 03/05/14	205,000	199,106

		2,747,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Telecommunication Services 3.8%
Alestra SA,
11.75%, 08/11/14(b)	$215,000	$237,575
AT&T Corp.,
8.00%, 11/15/31	295,000	367,581
AT&T, Inc.
4.85%, 02/15/14	140,000	148,917
6.55%, 02/15/39	60,000	65,415
British Telecommunications PLC,
9.63%, 12/15/30	110,000	140,918
Deutsche Telekom International Finance BV,
8.13%, 05/29/12	160,000	264,350
France Telecom SA
8.50%, 03/01/31	40,000	55,307
8.13%, 01/28/33	90,000	178,315
Frontier Communications Corp.,
8.25%, 05/01/14	70,000	72,100
Level 3 Financing, Inc.,
8.75%, 02/15/17	130,000	107,900
Qtel International Finance Ltd.,
7.88%, 06/10/19(b)	440,000	503,026
Qwest Capital Funding, Inc.,
7.25%, 02/15/11	330,000	330,000
Qwest Corp.
7.88%, 09/01/11	500,000	515,625
8.38%, 05/01/16(b)	240,000	248,400
6.88%, 09/15/33	150,000	121,500
Sprint Capital Corp.
7.63%, 01/30/11	225,000	230,344
6.88%, 11/15/28	700,000	584,500
Telecom Italia Capital SA,
7.00%, 06/04/18	360,000	397,831
Telemar Norte Leste SA,
9.50%, 04/23/19(b)	555,000	663,225
Time Warner Telecom Hldg,
9.25%, 02/15/14	225,000	231,750
Verizon Communications, Inc.
5.50%, 02/15/18	100,000	104,845
8.75%, 11/01/18	175,000	218,619
6.35%, 04/01/19	165,000	182,204
6.90%, 04/15/38	90,000	102,498
Virgin Media Finance PLC,
8.75%, 04/15/14	350,000	357,000
Wind Acquisition Finance SA,
10.75%, 12/01/15(b)	200,000	220,000

		6,649,745

Electric Utilities 2.0%
AES Corp. (The),
9.75%, 04/15/16(b)	260,000	283,400
Alabama Power Co.,
5.80%, 11/15/13	65,000	71,802
CMS Energy Corp,
8.75%, 06/15/19	25,000	27,195
Detroit Edison Co. (The),
6.13%, 10/01/10	200,000	210,183
Dominion Resources, Inc.,
5.20%, 08/15/19	105,000	109,023
Enel Finance International SA
3.88%, 10/07/14(b)	280,000	279,244
5.13%, 10/07/19(b)	300,000	298,680
6.00%, 10/07/39(b)	210,000	208,872
Energy Future Holdings Corp.,
10.88%, 11/01/17(f)	265,000	200,075
Entergy Gulf States, Inc.,
0.76%, 12/01/09(c)	105,000	104,893
Georgia Power Co.,
6.00%, 11/01/13	50,000	55,973
Majapahit Holding BV
8.00%, 08/07/19(b)	200,000	213,500
7.88%, 06/29/37(b)	220,000	217,800
Nisource Finance Corp.,
0.98%, 11/23/09(c)	120,000	119,910
NRG Energy, Inc.,
7.38%, 01/15/17	325,000	314,438
Ohio Power Co.,
6.00%, 06/01/16	225,000	242,081
Peco Energy Co.,
5.35%, 03/01/18	165,000	175,800
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15(f)	270,000	194,400
Union Electric Co.,
6.70%, 02/01/19	100,000	112,861

		3,440,130

Electrical Equipment 0.2%
Belden, Inc.,
9.25%, 06/15/19(b)	100,000	104,000
Jabil Circuit, Inc.
7.75%, 07/15/16	50,000	50,750
8.25%, 03/15/18	200,000	203,000
Timken Co.,
6.00%, 09/15/14	45,000	46,749

		404,499

Energy Equipment & Services 4.0%
Berry Petroleum Co.,
10.25%, 06/01/14	115,000	122,763
Cenovus Energy, Inc.,
4.50%, 09/15/14(b)	80,000	81,741
Concho Resources, Inc.,
8.63%, 10/01/17	65,000	66,625
ConocoPhillips,
5.20%, 05/15/18	135,000	143,062
Dolphin Energy Ltd.,
5.89%, 06/15/19(b)	535,000	541,687
EQT Corp.,
6.50%, 04/01/18	230,000	235,123
Gaz Capital SA,
6.58%, 10/31/13	290,000	462,305
KazMunaiGaz Finance Sub BV,
11.75%, 01/23/15(b)	195,000	230,587
Linn Energy LLC,
9.88%, 07/01/18	210,000	213,150
Marathon Oil Corp.
6.50%, 02/15/14	95,000	104,612
5.90%, 03/15/18	280,000	292,629
7.50%, 02/15/19	180,000	207,617
OPTI Canada, Inc.,
8.25%, 12/15/14	260,000	201,500
Pemex Project Funding Master Trust,
6.63%, 06/15/38	530,000	498,200
Petrobras International Finance Co.,
7.88%, 03/15/19	265,000	305,744
PetroHawk Energy Corp.,
9.13%, 07/15/13	175,000	179,813
Petroleos Mexicanos,
4.88%, 03/15/15(b)	220,000	217,250
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 08/14/19(b)	445,000	503,962
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Energy Equipment & Services (continued)
Petronas Capital Ltd.,
5.25%, 08/12/19(b)	$455,000	$461,647
Quicksilver Resources, Inc.,
9.13%, 08/15/19	125,000	124,375
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
5.30%, 09/30/20(b)	415,000	415,502
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.84%, 09/30/27(b)	250,000	245,795
Shell International Finance BV,
4.30%, 09/22/19	95,000	95,466
Tesoro Corp.,
9.75%, 06/01/19	115,000	119,600
Transocean, Inc.,
6.00%, 03/15/18	35,000	37,388
Weatherford International Ltd.,
6.00%, 03/15/18	140,000	145,055
XTO Energy, Inc.,
5.50%, 06/15/18	570,000	588,229

		6,841,427

Food & Staples Retailing 0.6%
CVS Caremark Corp.,
6.13%, 09/15/39	105,000	106,808
CVS Pass-Through Trust,
6.04%, 12/10/28	401,887	387,399
Delhaize America, Inc.,
9.00%, 04/15/31	109,000	143,421
Kroger Co. (The)
5.00%, 04/15/13	70,000	73,842
3.90%, 10/01/15	130,000	131,034
6.40%, 08/15/17	100,000	110,645
RITE AID Corp.,
9.75%, 06/12/16(b)	140,000	151,200

		1,104,349

Food Products 0.7%
Ciliandra Perkasa Finance Co. Pte Ltd.,
10.75%, 12/08/11	270,000	276,916
ConAgra Foods, Inc.,
8.25%, 09/15/30	100,000	125,922
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 05/01/14(b)	230,000	247,250
Kraft Foods, Inc.,
6.75%, 02/19/14	35,000	39,047
Pinnacle Foods Finance LLC,
10.63%, 04/01/17	225,000	229,781
Smithfield Foods, Inc.,
10.00%, 07/15/14(b)	225,000	236,250

		1,155,166

Gas Utilities 0.7%
CenterPoint Energy Resources Corp.
7.88%, 04/01/13	45,000	50,672
6.25%, 02/01/37	70,000	67,346
Consolidated Natural Gas Co.,
6.25%, 11/01/11	155,000	167,121
Enterprise Products Operating LLC,
5.25%, 01/31/20	140,000	139,900
Regency Energy Partners LP,
9.38%, 06/01/16(b)	195,000	202,800
Sonat, Inc.,
7.63%, 07/15/11	80,000	81,638
Texas Eastern Trasmission LP,
7.00%, 07/15/32	215,000	247,361
TransCanada Pipelines Ltd.,
6.50%, 08/15/18	145,000	163,515
Williams Cos., Inc. (The),
7.63%, 07/15/19	90,000	97,169

		1,217,522

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.,
4.63%, 03/15/15	35,000	37,515
Covidien International Finance SA,
6.00%, 10/15/17	100,000	110,942

		148,457

Health Care Providers & Services 2.6%
Aetna Inc.,
6.75%, 12/15/37	95,000	100,252
Baxter International, Inc.,
4.00%, 03/01/14	75,000	78,166
Biomet, Inc.,
10.38%, 10/15/17	125,000	132,813
CareFusion Corp.,
5.13%, 08/01/14(b)	90,000	93,912
Express Scripts, Inc.,
6.25%, 06/15/14	130,000	142,863
HCA, Inc.
5.75%, 03/15/14	175,000	154,437
9.13%, 11/15/14	275,000	283,938
Health Net, Inc.,
6.38%, 06/01/17	450,000	396,000
Healthsouth Corp.
7.22%, 06/15/14(c)	385,000	377,300
10.75%, 06/15/16	245,000	265,825
Hospira, Inc.,
1.08%, 03/30/10(c)	490,000	488,815
Medco Health Solutions, Inc.
6.13%, 03/15/13	10,000	10,828
7.25%, 08/15/13	255,000	285,342
7.13%, 03/15/18	195,000	220,954
Medtronic, Inc.,
4.50%, 03/15/14	50,000	53,485
Psychiatric Solutions, Inc.,
7.75%, 07/15/15(b)	220,000	206,800
Reable Therapeutics Fin,
11.75%, 11/15/14	250,000	237,500
Roche Holdings, Inc.
5.00%, 03/01/14(b)	325,000	351,350
6.00%, 03/01/19(b)	315,000	350,639
7.00%, 03/01/39(b)	90,000	111,717
US Oncology Holdings, Inc.,
6.43%, 03/15/12(c)	155,000	134,850

		4,477,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Healthcare — Services 0.2%
CRC Health Corp.,
10.75%, 02/01/16	$300,000	$210,000
Vanguard Health Holding Co. I LLC,
0.00%, 10/01/15(c)(f)	200,000	208,000

		418,000

Healthcare Equipment & Supplies 0.1%
Covidien International Finance SA,
6.55%, 10/15/37	90,000	106,785

Hotels, Restaurants & Leisure 1.8%
Ameristar Casinos, Inc.,
9.25%, 06/01/14(b)	100,000	103,750
Arcos Dorados BV,
7.50%, 10/01/19(b)	150,000	149,250
Carrols Corp.,
9.00%, 01/15/13	175,000	175,000
Denny’s Holdings, Inc.,
10.00%, 10/01/12	150,000	151,500
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12(b)	600,000	582,000
Harrah’s Operating Co., Inc.,
11.25%, 06/01/17(b)	170,000	171,700
Las Vegas Sands Corp.,
6.38%, 02/15/15	125,000	111,875
Mandalay Resort Group,
9.38%, 02/15/10	175,000	174,125
McDonald’s Corp.,
5.00%, 02/01/19	35,000	37,251
MGM Mirage, Inc.
10.38%, 05/15/14(b)	230,000	245,525
11.38%, 03/01/18(b)	100,000	94,000
MTR Gaming Group, Inc.,
12.63%, 07/15/14(b)	125,000	121,875
NPC International, Inc.,
9.50%, 05/01/14	150,000	150,000
Pokagon Gaming Authority,
10.38%, 06/15/14(b)	225,000	234,000
Speedway Motorsports, Inc.,
8.75%, 06/01/16(b)	110,000	114,400
Yonkers Racing Corp.,
11.38%, 07/15/16(b)	110,000	114,400
Yum! Brands, Inc.
8.88%, 04/15/11	295,000	322,837
4.25%, 09/15/15	135,000	137,995

		3,191,483

Household Products 0.1%
K Hovnanian Enterprises, Inc.,
11.50%, 05/01/13	70,000	73,850
Prestige Brands, Inc.,
9.25%, 04/15/12	85,000	86,700

		160,550

Industrial 0.2%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 04/15/14	310,000	366,305

Industrial Conglomerates 0.7%
General Electric Co.,
5.25%, 12/06/17	890,000	913,362
Textron, Inc.
6.20%, 03/15/15	180,000	180,713
7.25%, 10/01/19	110,000	111,467

		1,205,542

Information Technology Services 0.1%
First Data Corp.,
9.88%, 09/24/15	225,000	207,844

Insurance 1.4%
ACE INA Holdings, Inc.,
5.60%, 05/15/15	135,000	146,099
Berkshire Hathaway Finance Corp.
4.00%, 04/15/12	210,000	220,160
5.40%, 05/15/18	205,000	220,981
Chubb Corp.,
5.75%, 05/15/18	45,000	49,361
Farmers Insurance Exchange,
8.63%, 05/01/24(b)	250,000	257,860
HUB International Holdings, Inc.,
10.25%, 06/15/15(b)	250,000	232,812
Lincoln National Corp.,
6.20%, 12/15/11	750,000	784,173
Marsh & McLennan Cos., Inc.,
5.15%, 09/15/10	40,000	40,820
MetLife, Inc.,
7.72%, 02/15/19	235,000	276,660
USI Holdings Corp.,
4.32%, 11/15/14(b)(c)	175,000	145,469

		2,374,395

IT Services 0.1%
SunGard Data Systems, Inc.,
10.63%, 05/15/15(b)	225,000	238,500

Leisure Equipment & Products 0.2%
Easton-Bell Sports, Inc.,
8.38%, 10/01/12	115,000	106,375
Hasbro, Inc.
6.13%, 05/15/14	145,000	157,723
6.30%, 09/15/17	80,000	83,773

		347,871

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Machinery 0.3%
Case New Holland, Inc.,
7.75%, 09/01/13(b)	$295,000	$293,525
Roper Industries, Inc.,
6.25%, 09/01/19	55,000	57,094
RSC Equipment Rental, Inc.,
10.00%, 07/15/17(b)	100,000	107,500

		458,119

Media 1.6%
CBS Corp.,
8.88%, 05/15/19	110,000	121,323
Comcast Corp.,
6.50%, 11/15/35	200,000	213,117
DirectTV Holdings,
4.75%, 10/01/14(b)	380,000	380,000
Hughes Network Systems LLC/HNS Finance Corp.,
9.50%, 04/15/14	165,000	165,825
Inmarsat Finance II PLC,
10.38%, 11/15/12(f)	175,000	181,125
Intelsat Corp.,
9.25%, 08/15/14	185,000	189,625
News America, Inc.
6.90%, 03/01/19	180,000	200,858
5.65%, 08/15/20(b)	5,000	5,069
6.65%, 11/15/37	175,000	182,297
6.90%, 08/15/39(b)	140,000	149,041
Telesat Canada / Telesat LLC,
12.50%, 11/01/17	190,000	202,350
Time Warner, Inc.,
5.88%, 11/15/16	155,000	164,364
Univision Communications, Inc.,
12.00%, 07/01/14(b)	60,000	64,500
Viacom, Inc.,
6.25%, 04/30/16	325,000	350,531
WMG Holdings Corp.,
0.00%, 12/15/14(f)	175,000	168,438

		2,738,463

Media (continued) 0.4%
CCO Holdings LLC,
8.75%, 11/15/13(e)	170,000	172,550
Dex Media West LLC,
9.88%, 08/15/13(e)	75,000	13,500
Idearc Inc,
8.00%, 11/15/16(e)	825,000	37,125
QVC, Inc.,
7.50%, 10/01/19(b)	330,000	330,412
Rainbow National Services LLC,
10.38%, 09/01/14(b)	200,000	210,500

		764,087

Metals & Mining 1.9%
ArcelorMittal,
9.85%, 06/01/19	305,000	360,755
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 04/01/17	725,000	771,219
Murrin Holdings,
9.38%, 08/31/07(d)	125,000	—
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	395,000	484,892
7.13%, 07/15/28	295,000	326,768
Southern Copper Corp.,
7.50%, 07/27/35	620,000	617,865
Steel Dynamics, Inc.,
8.25%, 04/15/16(b)	200,000	201,000
Teck Resources Ltd.,
9.75%, 05/15/14	240,000	264,000
Vale Overseas Ltd.,
5.63%, 09/15/19	215,000	218,694

		3,245,193

Mining 0.3%
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	405,000	436,358

Multiline Retail 0.1%
HSN, Inc.,
11.25%, 08/01/16	5,000	5,413
Wal-Mart Stores, Inc.,
4.13%, 02/01/19	210,000	210,980

		216,393

Oil, Gas & Consumable Fuels 1.5%
ConocoPhillips
4.60%, 01/15/15	90,000	96,056
6.50%, 02/01/39	220,000	253,604
Devon Energy Corp.,
5.63%, 01/15/14	500,000	537,523
Ecopetrol SA,
7.63%, 07/23/19(b)	460,000	503,700
El Paso Corp.,
8.25%, 02/15/16	160,000	164,000
Enterprise Products Operating LLC,
6.13%, 10/15/39	105,000	106,087
Forest Oil Corp.,
8.50%, 02/15/14(b)	155,000	156,162
Linn Energy LLC,
11.75%, 05/15/17(b)	70,000	75,425
MarkWest Energy Partners LP,
8.75%, 04/15/18	125,000	124,375
SandRidge Energy, Inc.,
9.88%, 05/15/16(b)	150,000	156,375
Williams Cos., Inc. (The)
8.75%, 01/15/20	90,000	103,468
7.88%, 09/01/21	355,000	383,990

		2,660,765

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Paper & Forest Products 1.1%
Catalyst Paper Corp.,
8.63%, 06/15/11	$300,000	$207,000
Georgia-Pacific LLC,
9.50%, 12/01/11	100,000	106,500
Graphic Packaging International, Inc.,
9.50%, 08/15/13	150,000	154,500
International Paper Co.
9.38%, 05/15/19	110,000	128,799
7.50%, 08/15/21	300,000	317,869
Masco Corp.,
0.60%, 03/12/10(c)	325,000	319,837
NewPage Corp.,
11.38%, 12/31/14(b)	175,000	171,938
Norske Skogindustrier ASA
6.13%, 10/15/15(b)	200,000	124,000
7.13%, 10/15/33(b)	70,000	36,400
PE Paper Escrow GmbH,
12.00%, 08/01/14(b)	300,000	324,000
Pindo Deli Finance BV,
0.00%, 04/28/25(b)(c)	901,231	9,012
Tjiwi Kimia Finance BV,
0.00%, 04/28/27(b)(c)	473,111	4,731

		1,904,586

Personal Products 0.1%
Procter & Gamble Co. (The),
4.60%, 01/15/14	70,000	75,201
Visant Holding Corp.,
10.25%, 12/01/13(f)	105,000	108,675

		183,876

Pharmaceuticals 0.2%
Merck & Co., Inc.,
5.00%, 06/30/19	90,000	96,015
Novartis Securities Investment Ltd.,
5.13%, 02/10/19	85,000	90,488
Pfizer, Inc.
6.20%, 03/15/19	60,000	67,628
7.20%, 03/15/39	95,000	119,568

		373,699

Real Estate Investment Trusts (REITs) 0.3%
Developers Divers Realty,
5.00%, 05/03/10	65,000	64,510
Developers Diversified Rlty Co,
4.63%, 08/01/10	335,000	329,334
Potlatch Corp.,
12.50%, 12/01/09	125,000	125,181

		519,025

Real Estate Management & Development 0.2%
Atlantic Finance Ltd.,
8.75%, 05/27/14(b)	180,000	192,427
Realogy Corp., 12.38%, 04/15/15	125,000	69,063

		261,490

Retail 0.1%
Wal-Mart Stores, Inc.,
4.25%, 04/15/13	230,000	245,105

Road & Rail 0.7%
Kansas City Southern de Mexico SA de CV
9.38%, 05/01/12	450,000	456,750
12.50%, 04/01/16(b)	300,000	331,500
TGI International Ltd.,
9.50%, 10/03/17(b)	135,000	145,125
Union Pacific Corp.,
7.88%, 01/15/19	185,000	229,369

		1,162,744

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, Inc.,
8.88%, 12/15/14	175,000	133,875

Special Purpose Entity 0.2%
Education Management LLC,
10.25%, 06/01/16	250,000	277,500
Reliance Intermediate Holdings LP,
9.50%, 12/15/19(b)	125,000	123,437

		400,937

Specialty Retail 0.4%
Burlington Coat Factory Warehouse Corp.,
11.13%, 04/15/14	80,000	78,400
Staples, Inc.
7.75%, 04/01/11	130,000	140,391
9.75%, 01/15/14	320,000	384,396

		603,187

Supranational 0.4%
Eurasian Development Bank,
7.38%, 09/29/14(b)	665,000	686,612

Textiles, Apparel & Luxury Goods 0.2%
Polo Ralph Lauren Corp.,
4.50%, 10/04/13	250,000	366,062

Tobacco 1.0%
Altria Group, Inc,
7.75%, 02/06/14	295,000	336,222
Altria Group, Inc.
9.70%, 11/10/18	450,000	558,925
10.20%, 02/06/39	250,000	347,021
Philip Morris International, Inc.
6.88%, 03/17/14	200,000	228,473
5.65%, 05/16/18	195,000	207,561

		1,678,202

Transportation 0.0%
Kansas City Southern Railway Co.,
13.00%, 12/15/13	50,000	57,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Wireless Telecommunication Services 2.0%
Alltel Corp.,
7.00%, 07/01/12	$115,000	$128,012
America Movil SAB de CV,
6.13%, 11/15/37	184,000	185,914
CC Holdings GS V LLC,
7.75%, 05/01/17(b)	150,000	155,250
Centennial Communications Corp.,
6.35%, 01/01/13(c)	250,000	243,750
Cricket Communications, Inc.,
9.38%, 11/01/14	230,000	233,450
Digicel Group Ltd.,
9.88%, 01/15/15(b)	830,000	776,050
Escrow Cusip For Nextlink Communications
10.75%, 11/15/08(d)	500,000	—
12.25%, 06/01/09(d)	350,000	—
iPCS, Inc.,
2.61%, 05/01/13(c)	135,000	114,075
NII Capital Corp.,
10.00%, 08/15/16(b)	530,000	551,200
Rogers Communications, Inc.,
8.00%, 12/15/12	200,000	205,500
Sprint Nextel Corp.,
8.38%, 08/15/17	185,000	184,075
Verizon Wireless Capital LLC,
8.50%, 11/15/18(b)	270,000	337,131
Vodafone Group PLC
5.63%, 02/27/17	175,000	185,463
5.45%, 06/10/19	105,000	109,328
Wind Acquisition Finance SA,
11.75%, 07/15/17(b)	100,000	112,750

		3,521,948

Total Corporate Bonds (cost $73,703,100)		79,848,801

U.S. Government Mortgage Backed Agencies 12.3%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 50946
6.50%, 12/01/23	16,007	17,136
Pool# 346286
6.50%, 05/01/26	44,822	48,396
Pool# 370191
6.50%, 01/01/27	1,861	2,009
Pool# 251752
6.50%, 06/01/28	74,027	80,115
Pool# 252009
6.50%, 07/01/28	188,078	203,543
Pool# 415967
6.50%, 10/01/28	72,282	78,226
Pool# 457953
6.50%, 01/01/29	61,749	66,827
Pool# 482616
6.50%, 02/01/29	133,510	144,363
Pool# 323591
6.50%, 03/01/29	129,888	140,569
Pool# 540017
8.00%, 05/01/30	5,791	6,565
Pool# 564363
8.00%, 01/01/31	1,651	1,872
Pool# 564993
7.50%, 03/01/31	14,092	15,789
Pool# 606566
7.50%, 10/01/31	12,510	14,019
Pool# 642656
7.00%, 07/01/32	54,960	60,569
Pool# 555533
6.50%, 04/01/33	61,517	66,422
Pool# 741875
6.50%, 09/01/33	28,083	30,252
Pool# 886574
3.63%, 08/01/36(c)	712,530	724,370
Pool# 968154
6.00%, 01/01/38	155,434	164,333
Pool# 257231
5.50%, 06/01/38	3,297,937	3,454,245
4.00%, 10/25/39	1,365,000	1,351,350
4.50%, 10/25/39	3,385,000	3,428,369
5.00%, 10/25/39	1,020,000	1,053,468

		11,152,807

Freddie Mac Gold Pool
Pool# C90381
7.50%, 11/01/20	944	1,063
Pool# C00712
6.50%, 02/01/29	19,804	21,358
Pool# C39060
8.00%, 06/01/30	481	546
Pool# C41531
8.00%, 08/01/30	2,220	2,518
Pool# C42327
8.00%, 09/01/30	1,643	1,864
Pool# C01104
8.00%, 12/01/30	24,247	27,510
Pool# C48997
8.00%, 03/01/31	84,626	96,014
Pool# C49587
8.00%, 03/01/31	18,969	21,522
Pool# C50477
8.00%, 04/01/31	33,171	37,635
Pool# C53381
8.00%, 06/01/31	4,653	5,279
Pool# C69951
6.50%, 08/01/32	26,597	28,602
Pool# G02170
6.00%, 04/01/36	743,641	787,144
Pool# G05087
5.00%, 01/01/37	3,828,575	3,969,914
Pool# C02851
5.50%, 05/01/37	3,333,097	3,493,676
Pool# A66094
6.00%, 09/01/37	351,197	371,522
Pool# A70365
6.00%, 09/01/37	59,318	62,751
Pool# A78751
6.00%, 06/01/38	220,234	232,727
Pool# A80985
6.00%, 08/01/38	657,067	694,339
Pool# G04674
6.00%, 08/01/38	261,905	276,762

		10,132,746

Total U.S. Government Mortgage Backed Agencies (cost $20,763,777)		21,285,553

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Sovereign Bonds 17.3%

	Principal	Market
	Amount	Value

ARGENTINA 1.3%
Argentina Bonos,
1.68%, 08/03/12(c)	$4,300,000	$1,309,350
Argentina Government International Bond,
8.28%, 12/31/33	1,289,167	870,188

		2,179,538

AUSTRALIA 0.5%
New South Wales Treasury Corp.,
5.50%, 03/01/17	1,015,000	876,889

BRAZIL 1.6%
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 01/01/17	4,080,000	2,074,547

Brazilian Government International Bond
5.88%, 01/15/19	280,000	301,000
5.63%, 01/07/41	325,000	316,869

		2,692,416

CANADA 0.7%
Canadian Government Bond
5.25%, 06/01/12	330,000	336,390
4.25%, 06/01/18	935,000	945,130

		1,281,520

COLOMBIA 0.9%
Colombia Government International Bond
7.38%, 03/18/19	235,000	268,722
7.38%, 09/18/37	325,000	367,250
Republic of Colombia,
9.85%, 06/28/27	1,660,000,000	916,761

		1,552,733

EL SALVADOR 0.1%
El Salvador Government International Bond,
7.65%, 06/15/35	105,000	105,000

FRANCE 0.4%
France Government Bond OAT,
4.00%, 04/25/18	450,000	690,728

GERMANY 4.1%
Bundesrepublik Deutschland
4.50%, 01/04/13	1,000,000	1,580,213
4.25%, 07/04/18	1,365,000	2,166,798
4.00%, 01/04/37	2,250,000	3,305,280

		7,052,291

HUNGARY 0.3%
Hungary Government Bond,
8.00%, 02/12/15	106,000,000	583,891

INDONESIA 0.5%
Indonesia Government International Bond,
7.75%, 01/17/38(b)	290,000	320,450
Perusahaan Penerbit SBSN,
8.80%, 04/23/14(b)	500,000	571,768

		892,218

JAPAN 0.3%
Japan Government Ten Year Bond,
0.80%, 03/20/13	50,000,000	564,692

MEXICO 1.1%
Mexican Bonos,
8.50%, 11/18/38	18,750,000	1,347,362
United Mexican States
5.95%, 03/19/19	94,000	98,700
6.05%, 01/11/40	400,000	399,000

		1,845,062

PANAMA 0.1%
Panama Government International Bond,
7.25%, 03/15/15	105,000	119,963

PERU 0.3%
Peruvian Government International Bond,
6.55%, 03/14/37	270,000	292,950
Republic of Peru,
7.13%, 03/30/19	155,000	178,793

		471,743

POLAND 0.1%
Republic of Poland,
6.38%, 07/15/19	190,000	213,450

RUSSIA 0.6%
Russian Foreign Bond — Eurobond,
7.50%, 03/31/30(f)	1,003,150	1,089,020

SNAT 0.1%
Corp. Andina de Fomento
1.27%, 11/16/11*(c)	100,000	132,158
8.13%, 06/04/19	115,000	133,546

		265,704

SPAIN 0.3%
Spain Government Bond,
6.15%, 01/31/13	330,000	544,065

SUPRANATIONAL 0.3%
Nordic Investment Bank,
1.70%, 04/27/17	50,000,000	578,662

TURKEY 0.7%
Republic of Turkey,
7.50%, 11/07/19	135,000	148,837
Turkey Government Bond,
14.00%, 09/26/12	1,485,000	1,107,246

		1,256,083

UNITED KINGDOM 1.9%
United Kingdom Gilt
4.50%, 03/07/13	575,000	988,150
5.00%, 09/07/14	928,000	1,644,591
4.50%, 03/07/19	370,000	634,068

		3,266,809

URUGUAY 0.1%
Uruguay Government International Bond,
6.88%, 09/28/25	105,000	107,677

VENEZUELA 1.0%
Venezuela Government International Bond,
6.00%, 12/09/20	2,920,000	1,788,500

Total Sovereign Bonds (cost $26,830,885)		30,018,654

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
U.S. Government Sponsored & Agency Obligations 6.9%

	Principal	Market
	Amount	Value

Federal Home Loan Mortgage Corp.
5.13%, 11/17/17	$265,000	$294,436

Federal National Mortgage Association
1.75%, 03/23/11	675,000	685,074
5.00%, 05/11/17	1,050,000	1,160,474
0.00%, 10/09/19	885,000	494,675

U.S. Treasury Bond
3.50%, 02/15/39	675,000	611,508
4.25%, 05/15/39(g)	620,000	641,409
4.50%, 08/15/39	900,000	970,313

U.S. Treasury Note
1.00%, 09/30/11	1,950,000	1,951,523
2.38%, 08/31/14	2,510,000	2,519,412
2.38%, 09/30/14	155,000	155,400
3.00%, 08/31/16	75,000	75,445
3.13%, 05/15/19	20,000	19,680
3.63%, 08/15/19	2,265,000	2,324,810

Total U.S. Government Sponsored & Agency Obligations (cost $11,670,998)		11,904,159

Warrants 0.0%

	Number of	Market
	Warrants	Value

Commercial Banks 0.0%
Central Bank of Nigeria, expiring
11/15/2020*(c)(d)	500	5

Diversified Telecommunication Services 0.0%
XO Holdings, Inc., expiring
1/16/2010*	1,247	5

Total Warrants (cost $0)		10

Yankee Dollars 0.8%

	Principal	Market
	Amount	Value

Commercial Services & Supplies 0.1%
Power Sector Assets & Liabilities Management Corp.,
7.25%, 05/27/19(b)	$180,000	$191,700

Computers & Peripherals 0.1%
Seagate Technology HDD Holdings,
6.38%, 10/01/11	100,000	100,000

Diversified Telecommunication Services 0.2%
France Telecom SA,
4.38%, 07/08/14	265,000	277,795

Energy Equipment & Services 0.1%
Compton Petroleum Finance Corp.,
7.63%, 12/01/13	55,000	41,525
Petro-Canada,
6.05%, 05/15/18	45,000	47,120
Suncor Energy, Inc.,
5.95%, 12/01/34	105,000	103,655

		192,300

Media 0.1%
WPP Finance UK,
8.00%, 09/15/14	215,000	235,843

Paper & Forest Products 0.1%
Sappi Papier Holding AG,
6.75%, 06/15/12	175,000	161,875

Road & Rail 0.0%
Canadian National Railway Co.,
5.55%, 05/15/18	45,000	49,353

Transportation Infrastructure 0.1%
DP World Ltd.,
6.85%, 07/02/37(b)	170,000	149,513

Total Yankee Dollars (cost $1,186,030)		1,358,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
Mutual Fund 6.1%

		Market
	Shares	Value

AIM Liquid Assets Portfolio,
0.27% (h)	10,626,000	$10,626,000

Total Mutual Fund (cost $10,626,000)		10,626,000

Total Investments (cost $173,964,242) (i) — 103.9%		180,113,275

Liabilities in excess of other assets — (3.9)%		(6,814,852)

NET ASSETS — 100.0%		$173,298,423

*	Denotes a non-income producing security.

(a)	Perpetual bond security. The maturity date reflects the next call date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $27,744,331 which represents 16.02% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(d)	Fair Valued Security.

(e)	Security in default.

(f)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2009.

(g)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(h)	Represents 7-day effective yield as of September 30, 2009.

(i)	At September 30, 2009, the tax basis cost of the Fund’s investments was $174,074,564, tax unrealized appreciation and depreciation were $15,147,165 and $(9,108,454), respectively.

AB	Stock Company
AG	Stock Corporation

ASA	Stock Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

OYJ	Public Traded Company

PIK	Paid-In-Kind

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

UK	United Kingdom
At September 30, 2009, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	10/08/09	(155,000)	$(127,798)	$(136,676)	$(8,878)
Australian Dollar	10/08/09	(90,000)	(74,205)	(79,360)	(5,155)
Brazilian Real	11/04/09	(381,465)	(210,000)	(214,209)	(4,209)
Brazilian Real	11/04/09	(118,073)	(65,000)	(66,303)	(1,303)
Brazilian Real	11/04/09	(36,330)	(20,000)	(20,401)	(401)
British Pound	10/08/09	(110,000)	(181,652)	(175,792)	5,860
British Pound	10/08/09	(911,000)	(1,470,618)	(1,455,878)	14,740
British Pound	10/08/09	(35,000)	(57,798)	(55,934)	1,864
British Pound	10/08/09	(125,000)	(201,786)	(199,764)	2,022
British Pound	10/08/09	(70,000)	(113,000)	(111,867)	1,133
Canadian Dollar	10/08/09	(570,000)	(520,237)	(532,387)	(12,150)
Euro	10/08/09	(3,375,000)	(4,814,454)	(4,938,806)	(124,352)
Euro	10/08/09	(350,000)	(495,350)	(512,172)	(16,822)
Euro	10/08/09	(645,000)	(920,096)	(943,861)	(23,765)
Euro	10/08/09	(185,000)	(263,903)	(270,719)	(6,816)
Euro	10/08/09	(75,000)	(106,147)	(109,752)	(3,605)
Euro	10/08/09	(200,000)	(293,336)	(292,670)	666
Euro	10/08/09	(1,260,000)	(1,846,887)	(1,843,821)	3,066
Euro	10/08/09	(35,000)	(51,334)	(51,218)	116
Euro	10/08/09	(250,000)	(366,670)	(365,838)	832
Japanese Yen	10/08/09	(1,425,975)	(15,000)	(15,886)	(886)

Total Short Contracts			$(12,215,271)	$(12,393,314)	$(178,043)

		Currency			Unrealized
		Received/	Contract	Market	Appreciation/
Currency	Delivery Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
British Pound	10/08/09	35,000	$57,644	$55,934	$(1,710)
British Pound	10/08/09	45,000	74,093	71,915	(2,178)
British Pound	10/08/09	75,000	124,386	119,858	(4,528)
British Pound	10/08/09	85,000	140,971	135,839	(5,132)
British Pound	10/08/09	110,000	181,168	175,792	(5,376)
British Pound	10/08/09	50,000	82,327	79,906	(2,421)
Euro	10/08/09	1,490,000	2,179,289	2,180,392	1,103
Euro	10/08/09	260,000	384,332	380,471	(3,861)
Euro	10/08/09	125,000	184,750	182,919	(1,831)
Euro	10/08/09	1,290,000	1,897,999	1,887,722	(10,277)
Euro	10/08/09	400,000	591,200	585,340	(5,860)
Japanese Yen	10/08/09	32,460,000	350,853	361,625	10,772
Japanese Yen	10/08/09	22,000,000	241,951	245,094	3,143
Japanese Yen	10/08/09	1,425,975	15,646	15,886	240
Japanese Yen	10/08/09	216,491,985	2,325,970	2,411,861	85,891
New Zealand Dollar	10/08/09	260,000	177,122	187,694	10,572
Turkish Lira	10/08/09	75,000	49,430	50,484	1,054
Turkish Lira	10/08/09	600,000	395,439	403,868	8,429
Turkish Lira	10/08/09	185,506	125,000	124,867	(133)
Turkish Lira	10/08/09	333,912	225,000	224,760	(240)

Total Long Contracts			$9,804,570	$9,882,227	$77,657

At September 30, 2009, the Fund’s open forward foreign currency contracts were as follows:

							Unrealized
Delivery		Currency		Currency	Market	Contract	Appreciation/
Date		Received		Delivered	Value	Value	(Depreciation)

12/10/09	2,034,600	Norwegian Krone	(400,000)	Australian Dollar	$350,836	$351,441	$605
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
At September 30, 2009, the Fund’s open futures contracts were as follows:

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	JPN 10 Year Bond	12/10/09	$3,027,449	$14,387
63	U.S. Treasury 2 Year Note	12/31/09	13,669,031	70,318
131	U.S. Treasury 5 Year Note	12/31/09	15,208,281	219,758

			$31,904,761	$304,463

			Notional Value
Number of			Covered by	Unrealized
Contracts	Short Contracts	Expiration	Contracts	Appreciation

12	U.S. Long Term Bond	12/21/09	$1,456,500	$(22,995)
5	U.S. Treasury 10 Year Note	12/21/09	591,640	(1,886)

			$2,048,140	$(24,881)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$6,848,246	$—	$6,848,246
Collateralized Mortgage Obligations	—	10,108,897	49,418	10,158,315
Commercial Mortgage Backed Securities	—	7,483,953	—	7,483,953
Common Stock	169	—	—	169
Convertible Corporate Bonds	—	455,425	—	455,425
Corporate Bonds	—	79,848,801	—	79,848,801
Forward Currency Contracts	—	152,108	—	152,108
Futures Contracts	304,463	—	—	304,463
Mutual Fund	10,626,000	—	—	10,626,000
Preferred Stock	—	125,611	—	125,611
Sovereign Bonds	—	30,018,654	—	30,018,654
U.S. Government Mortgage Backed Agencies	—	21,285,553	—	21,285,553
U.S. Government Sponsored & Agency
Obligations	—	11,904,159	—	11,904,159
Warrants	5	—	5	10
Yankee Dollars	—	1,358,379	—	1,358,379

Total Assets	10,930,637	169,589,786	49,423	180,569,846

Liabilities:
Forward Currency Contracts	—	(251,889)	—	(251,889)
Futures Contracts	(24,881)	—	—	(24,881)

Total Liabilities	(24,881)	(251,889)	—	(276,770)

Total	$10,905,756	$169,337,897	$49,423	$180,293,076

Amounts designated as “—” which may include fair valued securities valued at zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized Mortgage Obligations	Corporate Bonds	Preferred Stock	Warrants

Balance as of 12/31/2008	$88,207	$—	$104,795	$—
Accrued Accretion/(Amortization)		—	—	—
Change in Unrealized Appreciation/(Depreciation)	(36,729)	—	(28,189)	5
Net Purchases/(Sales)	(2,062)	—	(76,606)	—
Transfers In/(Out) of Level 3	2	—	—	—

Balance as of 9/30/2009	$49,418	$—	$—	$5

Changes in unrealized gains (losses) relating to assets and liabilities still held as of September 30, 2009	$(36,729)	$—	$—	$5

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Multi Sector Bond Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009
Derivatives not accounted for as hedging
instruments under ASC 815

Fair Value

Assets:
Interest rate contracts	$304,463
Foreign exchange contracts	152,108
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$456,571

Liabilities:
Interest rate contracts	$(24,881)
Foreign exchange contracts	(251,889)
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—
Total	$(276,770)

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Nationwide Fund
Common Stocks 98.3%

		Market
	Shares	Value

Aerospace & Defense 4.3%
Boeing Co. (The)	70,200	$3,801,330
ITT Corp.	358,300	18,685,345
United Technologies Corp.	399,900	24,365,907

		46,852,582

Air Freight & Logistics 0.5%
FedEx Corp.	71,500	5,378,230

Auto Components 0.4%
BorgWarner, Inc.	152,900	4,626,754

Beverages 2.8%
Coca-Cola Co. (The)	95,100	5,106,870
PepsiCo, Inc.	429,600	25,200,336

		30,307,206

Biotechnology 2.1%
Amgen, Inc.*	69,300	4,173,939
Gilead Sciences, Inc.*	395,800	18,436,364

		22,610,303

Capital Markets 3.5%
Charles Schwab Corp. (The)	462,100	8,849,215
Goldman Sachs Group, Inc. (The)	87,800	16,185,930
Morgan Stanley	89,400	2,760,672
State Street Corp.	198,400	10,435,840

		38,231,657

Chemicals 2.2%
E.I. du Pont de Nemours & Co.	107,500	3,455,050
Monsanto Co.	101,200	7,832,880
PPG Industries, Inc.	78,700	4,581,127
Praxair, Inc.	108,900	8,896,041

		24,765,098

Commercial Banks 2.9%
PNC Financial Services Group, Inc.	70,500	3,425,595
Royal Bank of Canada	216,000	11,610,517
SunTrust Banks, Inc.	140,200	3,161,510
Wells Fargo & Co.	482,400	13,594,032

		31,791,654

Communications Equipment 3.6%
Cisco Systems, Inc.*	976,343	22,983,114
Motorola, Inc.	178,000	1,529,020
QUALCOMM, Inc.	335,300	15,081,794

		39,593,928

Computers & Peripherals 4.5%
Apple, Inc.*	41,900	7,767,003
Dell, Inc.*	257,100	3,923,346
EMC Corp.*	756,300	12,887,352
Hewlett-Packard Co.	234,200	11,056,582
International Business Machines Corp.	91,094	10,895,753
NCR Corp.*	246,600	3,408,012

		49,938,048

Consumer Finance 1.2%
American Express Co.	140,000	4,746,000
Capital One Financial Corp.	241,200	8,618,076

		13,364,076

Distributors 0.2%
Genuine Parts Co.	46,000	1,750,760

Diversified Financial Services 3.3%
Bank of America Corp.	516,535	8,739,772
Citigroup, Inc.	340,700	1,648,988
JPMorgan Chase & Co.	596,243	26,127,368

		36,516,128

Diversified Telecommunication Services 2.1%
AT&T, Inc.	259,000	6,995,590
TELUS Corp.	331,217	10,685,317
Verizon Communications, Inc.	179,800	5,442,546

		23,123,453

Electric Utilities 0.4%
Northeast Utilities	165,200	3,921,848

Electrical Equipment 1.2%
Emerson Electric Co.	323,400	12,961,872

Energy Equipment & Services 3.0%
ENSCO International, Inc.	217,300	9,243,942
Halliburton Co.	145,800	3,954,096
Schlumberger Ltd.	338,500	20,174,600

		33,372,638

Food & Staples Retailing 4.3%
Costco Wholesale Corp.	70,400	3,974,784
CVS Caremark Corp.	640,620	22,895,759
Kroger Co. (The)	203,800	4,206,432
Sysco Corp.	411,700	10,230,745
Wal-Mart Stores, Inc.	127,800	6,273,702

		47,581,422

Food Products 3.6%
Archer-Daniels-Midland Co.	130,200	3,804,444
Kellogg Co.	411,400	20,253,222
Kraft Foods, Inc., Class A	570,500	14,987,035

		39,044,701

Gas Utilities 0.5%
UGI Corp.	212,800	5,332,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	229,300	$13,072,393
St. Jude Medical, Inc.*	308,568	12,037,238

		25,109,631

Health Care Providers & Services 3.5%
Aetna, Inc.	320,561	8,921,213
Express Scripts, Inc.*	47,700	3,700,566
Henry Schein, Inc.*	69,300	3,805,263
McKesson Corp.	90,500	5,389,275
Quest Diagnostics, Inc.	247,200	12,901,368
UnitedHealth Group, Inc.	161,300	4,038,952

		38,756,637

Hotels, Restaurants & Leisure 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	187,000	6,176,610

Household Durables 1.3%
Black & Decker Corp.	83,400	3,860,586
D.R. Horton, Inc.	63,500	724,535
Toll Brothers, Inc.*	359,100	7,016,814
Whirlpool Corp.	43,500	3,043,260

		14,645,195

Household Products 1.7%
Procter & Gamble Co. (The)	324,690	18,806,045

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)*	242,500	3,593,850

Industrial Conglomerates 2.3%
3M Co.	204,500	15,092,100
General Electric Co.	643,115	10,559,948

		25,652,048

Information Technology Services 1.9%
Cognizant Technology Solutions Corp., Class A*	372,400	14,396,984
Computer Sciences Corp.*	72,200	3,805,662
SAIC, Inc.*	142,800	2,504,712

		20,707,358

Insurance 2.2%
Aflac, Inc.	170,700	7,295,718
American Financial Group, Inc.	187,700	4,786,350
MetLife, Inc.	314,534	11,974,309

		24,056,377

Internet Software & Services 1.2%
Google, Inc., Class A*	12,150	6,024,577
Yahoo!, Inc.*	398,400	7,095,504

		13,120,081

IT Services 0.9%
Alliance Data Systems Corp.*(a)	166,100	10,145,388

Life Sciences Tools & Services 0.3%
Mettler-Toledo International, Inc.*	40,100	3,632,659

Machinery 2.8%
Caterpillar, Inc.	95,100	4,881,483
Cummins, Inc.	99,400	4,454,114
Deere & Co.	245,329	10,529,521
Eaton Corp.	53,300	3,016,247
PACCAR, Inc.	201,400	7,594,794

		30,476,159

Media 1.7%
Comcast Corp., Class A	659,500	11,138,955
DISH Network Corp., Class A*	168,000	3,235,680
Walt Disney Co. (The)	176,400	4,843,944

		19,218,579

Metals & Mining 0.2%
Nucor Corp.	57,900	2,721,879

Multiline Retail 0.3%
J.C. Penney Co., Inc.	101,300	3,418,875

Multi-Utilities 0.4%
CenterPoint Energy, Inc.	317,400	3,945,282

Oil, Gas & Consumable Fuels 9.0%
Apache Corp.	184,200	16,915,086
Chevron Corp.	155,944	10,983,136
ConocoPhillips	142,614	6,440,449
EOG Resources, Inc.	132,100	11,031,671
Exxon Mobil Corp.	489,843	33,608,128
Hess Corp.	270,070	14,437,942
Murphy Oil Corp.	91,000	5,238,870

		98,655,282

Paper & Forest Products 0.2%
International Paper Co.	103,300	2,296,359

Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	164,600	3,706,792
Johnson & Johnson	473,140	28,809,495
Merck & Co., Inc.	106,300	3,362,269
Pfizer, Inc.	442,390	7,321,554
Schering-Plough Corp.	120,300	3,398,475
Wyeth	126,800	6,159,944

		52,758,529

Professional Services 0.7%
FTI Consulting, Inc.*	175,500	7,478,055

Real Estate Investment Trusts (REITs) 0.2%
Plum Creek Timber Co., Inc.(a)	78,300	2,399,112

Road & Rail 0.9%
Canadian National Railway Co.	197,000	9,651,030

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	820,868	16,064,387
Marvell Technology Group Ltd.*	420,300	6,804,657
Texas Instruments, Inc.	189,000	4,477,410

		27,346,454

Software 3.3%
McAfee, Inc.*	163,100	7,142,149
Microsoft Corp.	429,994	11,132,545
Oracle Corp.	845,300	17,616,052

		35,890,746

Specialty Retail 3.9%
Best Buy Co., Inc.	78,900	2,960,328
Lowe’s Cos., Inc.	163,000	3,413,220
Sherwin-Williams Co. (The)	77,600	4,668,416
Staples, Inc.	502,240	11,662,013
TJX Cos., Inc.	370,200	13,752,930
Urban Outfitters, Inc.*	220,800	6,661,536

		43,118,443

Tobacco 2.3%
Philip Morris International, Inc.	510,900	24,901,266

Total Common Stocks (cost $958,466,121)		1,079,743,055

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Nationwide Fund
Mutual Fund 0.6%

		Market
	Shares	Value

Money Market Fund 0.6%
AIM Liquid Assets Portfolio,
0.27% (b)	6,235,289	$6,235,289

Total Mutual Fund (cost $6,235,289)		6,235,289

Repurchase Agreements 1.0%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $10,560,269, collateralized by U.S. Government Agency Securities 3.92%-6.50%, maturing 01/01/19 - 01/01/48; total market value of $10,771,453 (c)	$10,560,249	10,560,249

Total Repurchase Agreements (cost $10,560,249)		10,560,249

Total Investments (cost $975,261,659) (d) — 99.9%		1,096,538,593

Other assets in excess of liabilities — 0.1%		785,546

NET ASSETS — 100.0%		$1,097,324,139

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $10,237,982.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2009, was $10,560,249.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $1,019,741,038, tax unrealized appreciation and depreciation were $131,678,787 and $(54,881,232), respectively.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Nationwide Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,079,743,055	$—	$—	$1,079,743,055
Mutual Funds	6,235,289	—	—	6,235,289
Repurchase Agreements	—	10,560,249	—	10,560,249

Total Assets	1,085,978,344	10,560,249	—	1,096,538,593

Total	$1,085,978,344	$10,560,249	$—	$1,096,538,593

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Nationwide Leaders Fund
Common Stocks 97.8%

		Market
	Shares	Value

Aerospace & Defense 4.3%
United Technologies Corp.	8,100	$493,533

Beverages 3.1%
PepsiCo, Inc.	6,100	357,826

Biotechnology 3.1%
Gilead Sciences, Inc.*	7,600	354,008

Capital Markets 5.7%
Goldman Sachs Group, Inc. (The)	1,690	311,552
State Street Corp.	6,700	352,420

		663,972

Chemicals 3.2%
Praxair, Inc.	4,500	367,605

Communications Equipment 7.9%
Cisco Systems, Inc.*	23,820	560,723
QUALCOMM, Inc.	7,900	355,342

		916,065

Consumer Finance 2.7%
Capital One Financial Corp.	8,700	310,851

Diversified Financial Services 3.6%
JPMorgan Chase & Co.	9,500	416,290

Energy Equipment & Services 4.2%
Schlumberger Ltd.	8,200	488,720

Food & Staples Retailing 4.4%
CVS Caremark Corp.	14,100	503,934

Food Products 3.7%
Kraft Foods, Inc., Class A	16,300	428,201

Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	6,300	359,163

Health Care Providers & Services 3.8%
Quest Diagnostics, Inc.	8,320	434,221

Household Products 2.0%
Procter & Gamble Co. (The)	4,100	237,472

Industrial Conglomerates 4.3%
3M Co.	6,700	494,460

Information Technology Services 4.0%
Cognizant Technology Solutions Corp., Class A*	11,840	457,734

IT Services 3.2%
Alliance Data Systems Corp.*	6,100	372,588

Machinery 2.9%
Deere & Co.	7,720	331,342

Oil, Gas & Consumable Fuels 7.8%
Apache Corp.	5,300	486,699
EOG Resources, Inc.	5,000	417,550

		904,249

Pharmaceuticals 4.0%
Johnson & Johnson	7,570	460,937

Road & Rail 3.2%
Canadian National Railway Co.	7,500	367,425

Software 4.3%
Oracle Corp.	23,600	491,824

Specialty Retail 5.0%
TJX Cos., Inc.	9,940	369,271
Urban Outfitters, Inc.*	7,100	214,207

		583,478

Tobacco 4.3%
Philip Morris International, Inc.	10,170	495,686

Total Common Stocks (cost $9,353,115)		11,291,584

Mutual Fund 2.3%

		Market
	Shares	Value

Money Market Fund 2.3%
AIM Liquid Assets Portfolio,
0.27%(a)	261,891	261,891

Total Mutual Fund (cost $261,891)		261,891

Total Investments (cost $9,615,006) (b) — 100.1%		11,553,475

Liabilities in excess of other assets — (0.1%)		(7,927)

NET ASSETS — 100.0%		$11,545,548

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2009.

(b)	At September 30, 2009, the tax basis cost of the Fund’s investments was $9,986,077, tax unrealized appreciation and depreciation were $1,757,387 and $(189,989), respectively.
Ltd.     Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Nationwide Leaders Fund (Continued)
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$11,291,584	$—	$—	$11,291,584
Mutual Fund	261,891	—	—	261,891

Total Assets	11,553,475	—	—	11,553,475

Total	$11,553,475	$—	$—	$11,553,475

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks 99.6%

		Market
	Shares	Value

Aerospace & Defense 2.7%
Boeing Co. (The)	156,750	$8,488,013
General Dynamics Corp.	83,070	5,366,322
Goodrich Corp.	26,761	1,454,193
Honeywell International, Inc.	162,256	6,027,810
ITT Corp.	39,301	2,049,547
L-3 Communications Holdings, Inc.	25,154	2,020,369
Lockheed Martin Corp.	69,665	5,439,443
Northrop Grumman Corp.	68,654	3,552,844
Precision Castparts Corp.	30,232	3,079,734
Raytheon Co.	84,009	4,029,912
Rockwell Collins, Inc.	34,024	1,728,419
United Technologies Corp.	203,047	12,371,654

		55,608,260

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	36,350	2,099,212
Expeditors International of Washington, Inc.	45,800	1,609,870
FedEx Corp.	67,378	5,068,173
United Parcel Service, Inc., Class B	214,540	12,115,074

		20,892,329

Airlines 0.1%
Southwest Airlines Co.	159,880	1,534,848

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	52,143	887,996
Johnson Controls, Inc.	128,488	3,284,153
WABCO Holdings, Inc.	1	21

		4,172,170

Automobiles 0.3%
Ford Motor Co.*	694,807	5,009,558
Harley-Davidson, Inc.	50,556	1,162,788

		6,172,346

Beverages 2.7%
Brown-Forman Corp., Class B	22,473	1,083,648
Coca-Cola Co. (The)	499,934	26,846,456
Coca-Cola Enterprises, Inc.	68,380	1,464,016
Constellation Brands, Inc., Class A*	42,276	640,481
Dr. Pepper Snapple Group, Inc.*	54,800	1,575,500
Molson Coors Brewing Co., Class B	32,982	1,605,564
Pepsi Bottling Group, Inc.	29,901	1,089,593
PepsiCo, Inc.	336,037	19,711,930

		54,017,188

Biotechnology 1.7%
Amgen, Inc.*	219,111	13,197,055
Biogen Idec, Inc.*	62,338	3,149,316
Celgene Corp.*	98,903	5,528,678
Cephalon, Inc.*	15,700	914,368
Genzyme Corp.*	58,297	3,307,189
Gilead Sciences, Inc.*	195,097	9,087,618

		35,184,224

Building Products 0.0%
Masco Corp.	77,460	1,000,783

Capital Markets 3.1%
Ameriprise Financial, Inc.	55,001	1,998,186
Bank of New York Mellon Corp. (The)	259,498	7,522,847
Charles Schwab Corp. (The)	205,326	3,931,993
E*Trade Financial Corp.*	213,784	374,122
Federated Investors, Inc., Class B	19,633	517,722
Franklin Resources, Inc.	32,296	3,248,978
Goldman Sachs Group, Inc. (The)	110,294	20,332,699
Invesco Ltd.	89,700	2,041,572
Janus Capital Group, Inc.	36,362	515,613
Legg Mason, Inc.	34,997	1,085,957
Morgan Stanley	293,209	9,054,294
Northern Trust Corp.	52,044	3,026,879
State Street Corp.	106,721	5,613,524
T. Rowe Price Group, Inc.	55,214	2,523,280

		61,787,666

Chemicals 2.0%
Air Products & Chemicals, Inc.	45,315	3,515,538
Airgas, Inc.	17,600	851,312
CF Industries Holdings, Inc.	10,500	905,415
Dow Chemical Co. (The)	246,681	6,430,973
E.I. du Pont de Nemours & Co.	194,934	6,265,179
Eastman Chemical Co.	15,706	840,899
Ecolab, Inc.	50,457	2,332,627
FMC Corp.	15,600	877,500
International Flavors & Fragrances, Inc.	14,873	564,133
Monsanto Co.	117,806	9,118,184
PPG Industries, Inc.	35,595	2,071,985
Praxair, Inc.	66,139	5,402,895
Sigma-Aldrich Corp.	26,309	1,420,160

		40,596,800

Commercial Banks 2.9%
BB&T Corp.	146,992	4,004,062
Comerica, Inc.	32,640	968,429
Fifth Third Bancorp	170,625	1,728,431
First Horizon National Corp.*	47,143	623,698
Huntington Bancshares, Inc.	143,218	674,557
KeyCorp	189,381	1,230,976
M&T Bank Corp.(a)	17,760	1,106,803
Marshall & Ilsley Corp.	76,655	618,606
PNC Financial Services Group, Inc.	99,578	4,838,495
Regions Financial Corp.	256,231	1,591,195
SunTrust Banks, Inc.	107,576	2,425,839
U.S. Bancorp	412,440	9,015,938
Wells Fargo & Co.	1,007,810	28,400,086
Zions Bancorporation(a)	27,057	486,214

		57,713,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	23,054	$830,175
Cintas Corp.	28,331	858,713
Iron Mountain, Inc.*	38,900	1,037,074
Pitney Bowes, Inc.	44,625	1,108,931
Republic Services, Inc.	69,499	1,846,588
RR Donnelley & Sons Co.	44,333	942,520
Stericycle, Inc.*	18,300	886,635
Waste Management, Inc.	106,242	3,168,136

		10,678,772

Communications Equipment 2.7%
Ciena Corp.*	21,276	346,373
Cisco Systems, Inc.*	1,244,287	29,290,516
Harris Corp.	28,300	1,064,080
JDS Uniphase Corp.*	45,693	324,877
Juniper Networks, Inc.*	113,099	3,055,935
Motorola, Inc.	495,119	4,253,072
QUALCOMM, Inc.	358,635	16,131,403
Tellabs, Inc.*	85,385	590,864

		55,057,120

Computers & Peripherals 5.7%
Apple, Inc.*	193,261	35,824,791
Dell, Inc.*	371,313	5,666,236
EMC Corp.*	436,200	7,432,848
Hewlett-Packard Co.	511,529	24,149,284
International Business Machines Corp.	282,826	33,828,818
Lexmark International, Inc., Class A*	18,077	389,379
NetApp, Inc.*	72,547	1,935,554
QLogic Corp.*	28,153	484,232
SanDisk Corp.*	48,982	1,062,909
Sun Microsystems, Inc.*	161,107	1,464,463
Teradata Corp.*	37,100	1,020,992
Western Digital Corp.*	48,500	1,771,705

		115,031,211

Construction & Engineering 0.2%
Fluor Corp.	38,766	1,971,251
Jacobs Engineering Group, Inc.*	26,700	1,226,865
Quanta Services, Inc.*	42,800	947,164

		4,145,280

Construction Materials 0.1%
Vulcan Materials Co.	26,777	1,447,832

Consumer Finance 0.7%
American Express Co.	256,528	8,696,299
Capital One Financial Corp.	98,122	3,505,899
Discover Financial Services	115,532	1,875,084
SLM Corp.*	100,795	878,933

		14,956,215

Containers & Packaging 0.2%
Ball Corp.	20,314	999,449
Bemis Co., Inc.	21,639	560,666
Owens-Illinois, Inc.*	36,200	1,335,780
Pactiv Corp.*	28,483	741,982
Sealed Air Corp.	34,287	673,054

		4,310,931

Distributors 0.1%
Genuine Parts Co.	34,428	1,310,330

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A*	27,147	1,999,920
DeVry, Inc.	13,400	741,288
H&R Block, Inc.	72,350	1,329,793

		4,071,001

Diversified Financial Services 4.6%
Bank of America Corp.	1,866,400	31,579,488
Citigroup, Inc.	2,813,443	13,617,064
CME Group, Inc.	14,329	4,416,055
IntercontinentalExchange, Inc.*	15,800	1,535,602
JPMorgan Chase & Co.	848,344	37,174,434
Leucadia National Corp.*	39,926	986,971
Moody’s Corp.	42,303	865,519
NASDAQ OMX Group, Inc. (The)*	30,300	637,815
NYSE Euronext	56,100	1,620,729

		92,433,677

Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,272,826	34,379,030
CenturyTel, Inc.	63,893	2,146,805
Frontier Communications Corp.	65,137	491,133
Qwest Communications International, Inc.(a)	319,746	1,218,232
Verizon Communications, Inc.	612,861	18,551,302
Windstream Corp.	97,805	990,765

		57,777,267

Electric Utilities 2.1%
Allegheny Energy, Inc.	36,606	970,791
American Electric Power Co., Inc.	102,876	3,188,127
Duke Energy Corp.	279,763	4,403,470
Edison International	70,269	2,359,633
Entergy Corp.	42,192	3,369,453
Exelon Corp.	144,327	7,161,506
FirstEnergy Corp.	65,734	3,005,359
FPL Group, Inc.	88,780	4,903,319
Northeast Utilities	34,900	828,526
Pepco Holdings, Inc.	47,600	708,288
Pinnacle West Capital Corp.	21,810	715,804
PPL Corp.	81,227	2,464,427
Progress Energy, Inc.	60,266	2,353,990
Southern Co.	171,688	5,437,359

		41,870,052

Electrical Equipment 0.4%
Emerson Electric Co.	162,151	6,499,012
Rockwell Automation, Inc.	30,652	1,305,775

		7,804,787

Electronic Equipment, Instruments & Components 0.5%
Agilent Technologies, Inc.*	74,465	2,072,361
Amphenol Corp., Class A	37,000	1,394,160
Corning, Inc.	335,394	5,134,882
FLIR Systems, Inc.*	32,700	914,619
Jabil Circuit, Inc.	42,197	565,862
Molex, Inc.	26,686	557,204

		10,639,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	68,538	$2,923,831
BJ Services Co.	66,671	1,295,417
Cameron International Corp.*	49,200	1,860,744
Diamond Offshore Drilling, Inc.(a)	15,000	1,432,800
ENSCO International, Inc.	30,702	1,306,063
FMC Technologies, Inc.*	26,400	1,379,136
Halliburton Co.	194,577	5,276,928
Nabors Industries Ltd.*	61,280	1,280,752
National Oilwell Varco, Inc.*	90,268	3,893,259
Rowan Cos., Inc.	24,872	573,797
Schlumberger Ltd.	258,448	15,403,501
Smith International, Inc.	47,608	1,366,350

		37,992,578

Food & Staples Retailing 2.8%
Costco Wholesale Corp.	93,826	5,297,416
CVS Caremark Corp.	311,396	11,129,293
Kroger Co. (The)	140,499	2,899,899
Safeway, Inc.	89,876	1,772,355
SUPERVALU, Inc.	45,759	689,131
Sysco Corp.	127,535	3,169,245
Walgreen Co.	214,104	8,022,477
Wal-Mart Stores, Inc.	465,932	22,872,602
Whole Foods Market, Inc.*(a)	30,266	922,810

		56,775,228

Food Products 1.6%
Archer-Daniels-Midland Co.	138,486	4,046,561
Campbell Soup Co.	41,520	1,354,383
ConAgra Foods, Inc.	95,416	2,068,619
Dean Foods Co.*	38,886	691,782
General Mills, Inc.	70,201	4,519,540
H.J. Heinz Co.	67,971	2,701,847
Hershey Co. (The)	35,745	1,389,051
Hormel Foods Corp.	15,100	536,352
JM Smucker Co. (The)	25,700	1,362,357
Kellogg Co.	55,314	2,723,108
Kraft Foods, Inc., Class A	322,199	8,464,168
McCormick & Co., Inc., Non-Voting Shares	26,195	889,058
Sara Lee Corp.	149,966	1,670,621
Tyson Foods, Inc., Class A	65,524	827,568

		33,245,015

Gas Utilities 0.1%
EQT Corp.	28,200	1,201,320
Nicor, Inc.	11,181	409,113
Questar Corp.	37,549	1,410,340

		3,020,773

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	130,074	7,415,519
Becton, Dickinson and Co.	51,687	3,605,168
Boston Scientific Corp.*	325,135	3,443,180
C.R. Bard, Inc.	21,023	1,652,618
CareFusion Corp.*	38,850	846,930
DENTSPLY International, Inc.	32,100	1,108,734
Hospira, Inc.*	33,874	1,510,780
Intuitive Surgical, Inc.*	8,183	2,145,992
Medtronic, Inc.	238,802	8,787,914
St. Jude Medical, Inc.*	75,044	2,927,466
Stryker Corp.	60,708	2,757,964
Varian Medical Systems, Inc.*(b)	27,076	1,140,712
Zimmer Holdings, Inc.*	46,264	2,472,811

		39,815,788

Health Care Providers & Services 2.0%
Aetna, Inc.	94,151	2,620,222
AmerisourceBergen Corp.	64,118	1,434,961
Cardinal Health, Inc.	77,600	2,079,680
CIGNA Corp.	58,848	1,653,040
Coventry Health Care, Inc.*	32,243	643,570
DaVita, Inc.*	22,400	1,268,736
Express Scripts, Inc.*	59,208	4,593,357
Humana, Inc.*	36,614	1,365,702
Laboratory Corp of America Holdings*	23,323	1,532,321
McKesson Corp.	57,393	3,417,753
Medco Health Solutions, Inc.*	102,196	5,652,461
Patterson Cos., Inc.*	20,075	547,044
Quest Diagnostics, Inc.	33,660	1,756,715
Tenet Healthcare Corp.*	85,263	501,346
UnitedHealth Group, Inc.	250,793	6,279,857
WellPoint, Inc.*	102,443	4,851,701

		40,198,466

Health Care Technology 0.0%
IMS Health, Inc.	35,754	548,824

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	94,482	3,144,361
Darden Restaurants, Inc.	30,112	1,027,723
International Game Technology	63,915	1,372,894
Marriott International, Inc., Class A	54,181	1,494,854
McDonald’s Corp.	235,459	13,437,645
Starbucks Corp.*	158,977	3,282,875
Starwood Hotels & Resorts Worldwide, Inc.	40,308	1,331,373
Wyndham Worldwide Corp.	38,487	628,108
Wynn Resorts Ltd.*	14,900	1,056,261
Yum! Brands, Inc.	100,679	3,398,923

		30,175,017

Household Durables 0.4%
Black & Decker Corp.	13,001	601,816
D.R. Horton, Inc.	59,458	678,416
Fortune Brands, Inc.	32,426	1,393,669
Harman International Industries, Inc.	13,294	450,401
KB Home	17,153	284,911
Leggett & Platt, Inc.	33,663	653,062
Lennar Corp., Class A	33,130	472,103
Newell Rubbermaid, Inc.	59,895	939,753
Pulte Homes, Inc.	68,103	748,452
Whirlpool Corp.	15,928	1,114,323

		7,336,906

Household Products 2.6%
Clorox Co.	30,017	1,765,600
Colgate-Palmolive Co.	107,572	8,205,592
Kimberly-Clark Corp.	89,384	5,271,868
Procter & Gamble Co. (The)	629,653	36,469,502

		51,712,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	143,944	$2,133,250
Constellation Energy Group, Inc.	43,296	1,401,491
Dynegy, Inc., Class A*	135,541	345,630

		3,880,371

Industrial Conglomerates 2.5%
3M Co.	150,617	11,115,535
General Electric Co.	2,292,534	37,643,408
Textron, Inc.	56,830	1,078,633

		49,837,576

Information Technology Services 1.1%
Affiliated Computer Services, Inc., Class A*	21,495	1,164,384
Automatic Data Processing, Inc.	108,363	4,258,666
Cognizant Technology Solutions Corp., Class A*	63,238	2,444,781
Computer Sciences Corp.*	32,747	1,726,094
Convergys Corp.*	22,149	220,161
Fidelity National Information Services, Inc.	43,577	1,111,649
Fiserv, Inc.*	33,307	1,605,398
MasterCard, Inc., Class A	20,699	4,184,303
Paychex, Inc.	69,313	2,013,543
Total System Services, Inc.	38,900	626,679
Western Union Co. (The)	151,325	2,863,069

		22,218,727

Insurance 2.7%
Aflac, Inc.	100,867	4,311,056
Allstate Corp. (The)	115,706	3,542,918
American International Group, Inc.*(a)	29,047	1,281,263
Aon Corp.	59,180	2,408,034
Assurant, Inc.	25,404	814,452
Chubb Corp.	75,526	3,807,266
Cincinnati Financial Corp.	35,090	911,989
Genworth Financial, Inc., Class A	102,105	1,220,155
Hartford Financial Services Group, Inc.	82,932	2,197,698
Lincoln National Corp.	64,817	1,679,408
Loews Corp.	78,495	2,688,454
Marsh & McLennan Cos., Inc.	113,055	2,795,850
MBIA, Inc.*(a)	40,939	317,687
MetLife, Inc.	176,623	6,724,038
Principal Financial Group, Inc.	68,823	1,885,062
Progressive Corp. (The)*	146,369	2,426,798
Prudential Financial, Inc.	99,852	4,983,613
Torchmark Corp.	17,891	777,006
Travelers Cos., Inc. (The)	122,491	6,030,232
Unum Group	71,507	1,533,110
XL Capital Ltd., Class A	72,436	1,264,732

		53,600,821

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	71,682	6,692,232
Expedia, Inc.*	45,400	1,087,330

		7,779,562

Internet Software & Services 1.9%
Akamai Technologies, Inc.*	37,211	732,313
eBay, Inc.*	242,205	5,718,460
Google, Inc., Class A*	51,907	25,738,086
VeriSign, Inc.*	41,583	985,101
Yahoo!, Inc.*	257,380	4,583,938

		37,757,898

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	58,347	278,899
Hasbro, Inc.	27,162	753,745
Mattel, Inc.	77,680	1,433,973

		2,466,617

Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	38,092	1,773,183
Millipore Corp.*	12,020	845,366
PerkinElmer, Inc.	25,672	493,929
Thermo Fisher Scientific, Inc.*	88,058	3,845,493
Waters Corp.*	20,609	1,151,219

		8,109,190

Machinery 1.6%
Caterpillar, Inc.	133,992	6,877,810
Cummins, Inc.	43,564	1,952,103
Danaher Corp.	55,851	3,759,889
Deere & Co.	91,246	3,916,278
Dover Corp.	40,133	1,555,555
Eaton Corp.	35,707	2,020,659
Flowserve Corp.	12,100	1,192,334
Illinois Tool Works, Inc.	83,100	3,549,201
PACCAR, Inc.	78,332	2,953,900
Pall Corp.	25,447	821,429
Parker Hannifin Corp.	34,648	1,796,152
Snap-on, Inc.	12,456	432,971
Stanley Works (The)	17,112	730,511

		31,558,792

Media 2.6%
CBS Corp. Non-Voting, Class B	146,093	1,760,421
Comcast Corp., Class A	619,147	10,457,393
DIRECTV Group, Inc. (The)*(a)	100,480	2,771,238
Gannett Co., Inc.	49,618	620,721
Interpublic Group of Cos., Inc.*	103,375	777,380
McGraw-Hill Cos., Inc. (The)	67,879	1,706,478
Meredith Corp.	8,337	249,610
New York Times Co. (The), Class A(a)	27,663	224,623
News Corp., Class A	484,906	5,814,023
Omnicom Group, Inc.	67,005	2,475,165
Scripps Networks Interactive, Inc., Class A	18,000	665,100
Time Warner Cable, Inc.	75,996	3,274,668
Time Warner, Inc.	255,780	7,361,348
Viacom, Inc., Class B*	130,969	3,672,371
Walt Disney Co. (The)	404,750	11,114,435
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Media (continued)
Washington Post Co. (The), Class B	1,184	$554,207

		53,499,181

Metals & Mining 1.0%
AK Steel Holding Corp.	23,600	465,628
Alcoa, Inc.	210,245	2,758,414
Allegheny Technologies, Inc.	21,125	739,164
Freeport-McMoRan Copper & Gold, Inc.*	88,855	6,096,342
Newmont Mining Corp.	105,684	4,652,210
Nucor Corp.	67,923	3,193,060
Titanium Metals Corp.	17,300	165,907
United States Steel Corp.	30,916	1,371,743

		19,442,468

Multiline Retail 0.9%
Big Lots, Inc.*	18,848	471,577
Family Dollar Stores, Inc.	30,106	794,798
J.C. Penney Co., Inc.	50,859	1,716,491
Kohl’s Corp.*	65,954	3,762,676
Macy’s, Inc.	90,705	1,658,995
Nordstrom, Inc.	35,560	1,086,003
Sears Holdings Corp.*(a)	10,772	703,519
Target Corp.	162,193	7,571,169

		17,765,228

Multi-Utilities 1.3%
Ameren Corp.	50,355	1,272,974
CenterPoint Energy, Inc.	77,227	959,932
CMS Energy Corp.	49,349	661,277
Consolidated Edison, Inc.	59,353	2,429,912
Dominion Resources, Inc.	128,454	4,431,663
DTE Energy Co.	35,469	1,246,381
Integrys Energy Group, Inc.	17,195	617,128
NiSource, Inc.	59,419	825,330
PG&E Corp.	79,923	3,236,082
Public Service Enterprise Group, Inc.	109,156	3,431,865
SCANA Corp.	23,800	830,620
Sempra Energy	52,907	2,635,298
TECO Energy, Inc.	46,264	651,397
Wisconsin Energy Corp.	25,200	1,138,284
Xcel Energy, Inc.	98,352	1,892,292

		26,260,435

Office Electronics 0.1%
Xerox Corp.	187,564	1,451,745

Oil, Gas & Consumable Fuels 9.8%
Anadarko Petroleum Corp.	105,814	6,637,712
Apache Corp.	72,419	6,650,237
Cabot Oil & Gas Corp.	22,400	800,800
Chesapeake Energy Corp.	138,473	3,932,633
Chevron Corp.	432,619	30,469,356
ConocoPhillips	319,877	14,445,645
CONSOL Energy, Inc.	39,002	1,759,380
Denbury Resources, Inc.*	53,800	813,994
Devon Energy Corp.	95,714	6,444,424
El Paso Corp.	151,220	1,560,590
EOG Resources, Inc.	54,378	4,541,107
Exxon Mobil Corp.	1,036,723	71,129,565
Hess Corp.	62,844	3,359,640
Marathon Oil Corp.	152,687	4,870,715
Massey Energy Co.	18,400	513,176
Murphy Oil Corp.	41,138	2,368,315
Noble Energy, Inc.	37,400	2,466,904
Occidental Petroleum Corp.	174,886	13,711,063
Peabody Energy Corp.	57,702	2,147,669
Pioneer Natural Resources Co.	24,800	899,992
Range Resources Corp.	33,900	1,673,304
Southwestern Energy Co.*	74,300	3,171,124
Spectra Energy Corp.	139,321	2,638,740
Sunoco, Inc.	25,239	718,050
Tesoro Corp.	31,800	476,364
Valero Energy Corp.	121,449	2,354,896
Williams Cos., Inc. (The)	125,730	2,246,795
XTO Energy, Inc.	125,182	5,172,520

		197,974,710

Paper & Forest Products 0.2%
International Paper Co.	93,364	2,075,482
MeadWestvaco Corp.	36,924	823,775
Weyerhaeuser Co.	45,619	1,671,936

		4,571,193

Personal Products 0.2%
Avon Products, Inc.	92,077	3,126,935
Estee Lauder Cos., Inc. (The), Class A	25,499	945,503

		4,072,438

Pharmaceuticals 6.9%
Abbott Laboratories	333,534	16,499,927
Allergan, Inc.	66,358	3,766,480
Bristol-Myers Squibb Co.	427,329	9,623,449
Eli Lilly & Co.	218,169	7,206,122
Forest Laboratories, Inc.*	65,128	1,917,368
Johnson & Johnson	594,530	36,200,932
King Pharmaceuticals, Inc.*	56,805	611,790
Merck & Co., Inc.	454,945	14,389,910
Mylan, Inc.*(a)	65,867	1,054,531
Pfizer, Inc.	1,456,051	24,097,644
Schering-Plough Corp.	354,984	10,028,298
Watson Pharmaceuticals, Inc.*	22,744	833,340
Wyeth	288,879	14,033,742

		140,263,533

Professional Services 0.1%
Dun & Bradstreet Corp.	11,400	858,648
Equifax, Inc.	27,282	794,997
Monster Worldwide, Inc.*	26,795	468,377
Robert Half International, Inc.	32,801	820,681

		2,942,703

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Investment Trusts (REITs) 1.1%
Apartment Investment & Management Co., Class A	29,614	$436,806
AvalonBay Communities, Inc.	17,285	1,257,138
Boston Properties, Inc.	29,918	1,961,125
Equity Residential	59,065	1,813,295
HCP, Inc.	63,200	1,816,368
Health Care REIT, Inc.	25,400	1,057,148
Host Hotels & Resorts, Inc.	130,151	1,531,877
Kimco Realty Corp.	79,370	1,034,985
Plum Creek Timber Co., Inc.	35,089	1,075,127
ProLogis	95,550	1,138,956
Public Storage	28,748	2,163,000
Simon Property Group, Inc.	61,092	4,241,618
Ventas, Inc.	33,800	1,301,300
Vornado Realty Trust	33,727	2,172,330

		23,001,073

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A*	51,750	607,545

Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	56,473	4,508,240
CSX Corp.	84,551	3,539,305
Norfolk Southern Corp.	79,277	3,417,632
Ryder System, Inc.	12,471	487,117
Union Pacific Corp.	108,804	6,348,713

		18,301,007

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.*	120,914	684,373
Altera Corp.	63,452	1,301,401
Analog Devices, Inc.	62,883	1,734,313
Applied Materials, Inc.	287,732	3,855,609
Broadcom Corp., Class A*	93,118	2,857,791
Intel Corp.	1,207,712	23,634,924
KLA Tencor Corp.	36,861	1,321,835
Linear Technology Corp.	47,916	1,323,919
LSI Corp.*	139,948	768,315
MEMC Electronic Materials, Inc.*	48,258	802,531
Microchip Technology, Inc.	39,500	1,046,750
Micron Technology, Inc.*	182,572	1,497,090
National Semiconductor Corp.	46,537	664,083
Novellus Systems, Inc.*	22,749	477,274
NVIDIA Corp.*	118,224	1,776,907
Teradyne, Inc.*	36,763	340,058
Texas Instruments, Inc.	272,144	6,447,091
Xilinx, Inc.	59,532	1,394,239

		51,928,503

Software 4.0%
Adobe Systems, Inc.*	113,280	3,742,771
Autodesk, Inc.*	49,526	1,178,719
BMC Software, Inc.*	39,741	1,491,480
CA, Inc.	85,894	1,888,809
Citrix Systems, Inc.*	39,488	1,549,114
Compuware Corp.*	53,326	390,880
Electronic Arts, Inc.*	69,773	1,329,176
Intuit, Inc.*	69,671	1,985,623
McAfee, Inc.*	33,900	1,484,481
Microsoft Corp.	1,672,451	43,299,756
Novell, Inc.*	70,254	316,846
Oracle Corp.	842,608	17,559,951
Red Hat, Inc.*	40,600	1,122,184
Salesforce.com, Inc.*	23,500	1,337,855
Symantec Corp.*	175,735	2,894,355

		81,572,000

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	18,931	622,451
AutoNation, Inc.*	20,387	368,597
AutoZone, Inc.*	6,990	1,022,078
Bed Bath & Beyond, Inc.*	56,465	2,119,696
Best Buy Co., Inc.	73,647	2,763,236
GameStop Corp., Class A*	35,500	939,685
Gap, Inc. (The)	103,923	2,223,952
Home Depot, Inc.	367,702	9,795,581
Limited Brands, Inc.(a)	57,636	979,236
Lowe’s Cos., Inc.	318,752	6,674,667
Office Depot, Inc.*	57,872	383,113
O’Reilly Automotive, Inc.*	29,500	1,066,130
RadioShack Corp.	29,132	482,717
Sherwin-Williams Co. (The)	21,065	1,267,270
Staples, Inc.	155,805	3,617,792
Tiffany & Co.	26,823	1,033,490
TJX Cos., Inc.	91,457	3,397,628

		38,757,319

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	68,654	2,260,090
Nike, Inc., Class B	83,901	5,428,395
Polo Ralph Lauren Corp.	12,472	955,604
VF Corp.	19,237	1,393,336

		10,037,425

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	101,776	1,338,354
People’s United Financial, Inc.	75,200	1,170,112

		2,508,466

Tobacco 1.6%
Altria Group, Inc.	446,893	7,959,164
Lorillard, Inc.	35,600	2,645,080
Philip Morris International, Inc.	417,293	20,338,861
Reynolds American, Inc.	36,436	1,622,131

		32,565,236

Trading Companies & Distributors 0.1%
Fastenal Co.(a)	28,500	1,102,950
W.W. Grainger, Inc.	13,529	1,208,951

		2,311,901

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A*	85,100	3,097,640
MetroPCS Communications, Inc.*	56,100	525,096
Sprint Nextel Corp.*	630,893	2,492,027

		6,114,763

Total Common Stocks (cost $2,525,307,854)		2,014,193,089

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Repurchase Agreement 0.6%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $11,952,410, collateralized by U.S. Government Agency Mortgages 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value of $12,191,435 (c)	$11,952,387	$11,952,387

Total Repurchase Agreement (cost $11,952,387)		11,952,387

Total Investments (cost $2,537,260,241) (d) — 100.2%		2,026,145,476

Liabilities in excess of other assets — (0.2%)		(4,528,437)

NET ASSETS — 100.0%		$2,021,617,039

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $11,585,433.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $11,952,387.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $2,575,900,604, tax unrealized appreciation and depreciation were $68,676,438 and $(618,431,566), respectively.
Ltd.       Limited
REIT       Real Estate Investment Trust
At September 30, 2009, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

33	S & P 500 Index	12/17/09	$8,686,425	$166,174
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$2,014,193,089	$—	$—	$2,014,193,089
Future	166,174	—	—	166,174
Repurchase Agreement	—	11,952,387	—	11,952,387

Total Assets	2,014,359,263	11,952,387	—	2,026,311,650

Total	$2,014,359,263	$11,952,387	$—	$2,026,311,650

Amounts designated as “—” which may include fair valued securities valued at zero.
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT S&P 500 Index Fund
Derivatives not accounted for as hedging
instruments under ASC 815

Fair Value

Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	166,174
Commodity contracts	—
Other contracts	—

Total	$166,174

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Short Term Bond Fund
Asset-Backed Securities 0.9%

	Principal	Market
	Amount	Value

Automobile Asset-Backed Securities 0.2%
Superior Wholesale Inventory Financing Trust,
Series 2007-AE1, Class A
0.34%, 01/15/12(a)	$500,000	$495,408

Credit Card Asset-Backed Securities 0.5%
Advanta Business Card Master Trust,
Series 2007-A2, Class A2
5.00%, 03/20/13	123,067	120,605
Golden Credit Card Trust,
Series 2008-3, Class A
1.24%, 07/15/17(a)(b)	1,000,000	982,344
National City Credit Card Master Trust,
Series 2008-2, Class A
4.65%, 11/15/11	375,000	376,528

		1,479,477

Student Loan Asset-Backed Securities 0.2%
Access Group, Inc.,
Series 2002-1, Class A2
0.79%, 09/25/25(a)	745,057	742,337

Total Asset-Backed Securities (cost $2,708,424)		2,717,222

Commercial Mortgage Backed Securities 2.5%

	Principal	Market
	Amount	Value

Capital Markets 1.0%
Morgan Stanley Capital I
Series 2005-IQ9, Class A3,
4.54%, 07/15/56	910,000	903,221
Series 2005-T19, Class A2,
4.73%, 06/12/47	415,000	419,304
Series 2005-T19, Class A3,
4.83%, 06/12/47	750,000	748,984
Series 2006-HQ9, Class A3,
5.71%, 07/12/44	1,000,000	947,523

		3,019,032

Diversified Financial Services 1.5%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.13%, 07/10/42	273,175	274,161
Bear Stearns Commercial Mortgage Securities,
Series 2004-T16, Class A4
4.32%, 02/13/46	600,000	601,510
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class A3
4.58%, 06/10/48	600,000	593,651
JPMorgan Chase Commercial Mortgage Securities Corp,
Series 2001-CIBC, Class A3
6.26%, 03/15/33	336,255	347,123
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3,
5.25%, 06/15/29(a)	600,000	604,100
Series 2004-C6, Class A4,
4.58%, 08/15/29	350,000	339,472
Series 2005-C2, Class A3,
4.91%, 04/15/30	750,000	758,452
Series 2007-C6, Class A2,
5.85%, 07/15/40	750,000	749,866
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39%, 10/15/35	498,069	530,921

		4,799,256

Total Commercial Mortgage Backed Securities (cost $7,708,305)		7,818,288

Corporate Bonds 21.8%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.5%
General Dynamics Corp.,
1.80%, 07/15/11	1,500,000	1,507,919

Airlines 0.3%
Continental Airlines, Inc.,
6.50%, 06/15/11	1,000,000	955,000

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc.,
7.20%, 01/15/14(b)	1,500,000	1,688,769
Coca-Cola Enterprises, Inc.,
3.75%, 03/01/12	1,500,000	1,565,582
SABMiller PLC
6.20%, 07/01/11(b)	655,000	698,507
5.70%, 01/15/14(b)	750,000	809,721

		4,762,579

Biotechnology 0.2%
Amgen, Inc.,
4.00%, 11/18/09	500,000	502,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Short Term Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commercial Banks 3.5%
Bank of America Corp.,
7.13%, 10/15/11	$2,000,000	$2,123,144
Citigroup, Inc.,
6.50%, 08/19/13	2,000,000	2,099,498
JPMorgan Chase & Co.,
5.38%, 10/01/12	2,000,000	2,151,974
PNC Funding Corp.,
7.50%, 11/01/09	1,000,000	1,003,905
Svenska Handelsbanken AB,
2.88%, 09/14/12(b)	2,750,000	2,756,916
Wells Fargo Capital XIII,
7.70%, 03/26/13(a)(c)	1,000,000	880,000

		11,015,437

Computers 0.5%
Hewlett-Packard Co.,
2.95%, 08/15/12	1,500,000	1,537,944

Diversified Financial Services 2.6%
American Honda Finance Corp.,
6.70%, 10/01/13(b)	1,000,000	1,089,389
Bear Stearns Cos LLC/(The),
6.95%, 08/10/12	867,000	965,131
Countrywide Financial Corp.,
4.50%, 06/15/10	750,000	757,921
General Electric Capital Corp.
6.13%, 02/22/11	1,500,000	1,582,725
3.50%, 08/13/12	2,000,000	2,024,918
HSBC Finance Corp.,
6.38%, 10/15/11	1,000,000	1,060,706
Textron Financial Corp.,
5.13%, 11/01/10	750,000	750,217

		8,231,007

Diversified Telecommunication Services 0.8%
Verizon Global Funding Corp.,
7.25%, 12/01/10	2,500,000	2,660,710

Electric 0.8%
Northern States Power Co.,
4.75%, 08/01/10	500,000	516,939
Pacific Gas & Electric Co.,
4.20%, 03/01/11	750,000	776,348
Southern California Edison Co.,
5.75%, 03/15/14	1,000,000	1,108,339

		2,401,626

Energy Equipment & Services 1.6%
Smith International, Inc.,
8.63%, 03/15/14	1,500,000	1,722,600
Weatherford International Ltd.
6.63%, 11/15/11	1,000,000	1,068,441
5.15%, 03/15/13	1,000,000	1,050,392
4.95%, 10/15/13	1,000,000	1,039,911

		4,881,344

Food 0.2%
General Mills, Inc.,
5.65%, 09/10/12	500,000	545,683

Insurance 1.1%
Principal Life Income Funding Trusts,
5.30%, 12/14/12	750,000	798,312
Prudential Financial, Inc.,
3.63%, 09/17/12	2,750,000	2,766,970

		3,565,282

Media 1.2%
Comcast Cable Communications Holdings, Inc.,
8.38%, 03/15/13	547,000	635,314
Time Warner Cable, Inc.
6.20%, 07/01/13	2,150,000	2,342,204
8.25%, 02/14/14	750,000	873,988

		3,851,506

Medical Products 0.6%
Covidien International Finance SA,
5.45%, 10/15/12	1,800,000	1,959,669

Mining 1.7%
Rio Tinto Finance USA Ltd.,
5.88%, 07/15/13	2,394,000	2,579,358
WMC Finance USA, Ltd.,
5.13%, 05/15/13	1,550,000	1,671,802
Xstrata Canada Corp.,
7.25%, 07/15/12	1,000,000	1,077,052

		5,328,212

Oil, Gas & Consumable Fuels 1.4%
ConocoPhillips,
4.60%, 01/15/15	1,500,000	1,600,941
EOG Resources, Inc.,
6.13%, 10/01/13	1,000,000	1,115,860
XTO Energy, Inc.,
5.00%, 08/01/10	1,500,000	1,545,941

		4,262,742

Pharmaceuticals 0.6%
Merck & Co., Inc.,
1.88%, 06/30/11	2,000,000	2,022,160

Pipelines 1.3%
DCP Midstream LLC,
7.88%, 08/16/10	1,000,000	1,048,169
Energy Transfer Partners LP,
6.00%, 07/01/13	1,250,000	1,324,736
Enterprise Products Operating LLC,
4.60%, 08/01/12	1,500,000	1,554,231

		$3,927,136

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Short Term Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Retail 0.3%
CVS Caremark Corp.,
1.80%, 09/10/10(a)	$1,000,000	$1,011,144

Telecommunications 0.7%
Bellsouth Capital Funding Corp.,
7.75%, 02/15/10	500,000	513,154
BellSouth Corp.,
4.95%, 04/26/10(b)	1,000,000	1,022,274
New Cingular Wireless Services, Inc.,
7.88%, 03/01/11	500,000	542,617

		2,078,045

Wireless Telecommunication Services 0.4%
Verizon Wireless Capital LLC,
7.38%, 11/15/13(b)	1,000,000	1,148,364

Total Corporate Bonds (cost $65,186,334)		68,156,141

U.S. Government Mortgage Backed Agencies 12.6%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 747271
3.64%, 07/01/34(a)	5,098,899	5,228,965
Pool# 886345
6.21%, 08/01/36(a)	4,840,679	5,108,468
Pool# 893776
5.96%, 09/01/36(a)	4,984,229	5,286,939
Pool# 949691
6.25%, 09/01/37(a)	7,453,425	7,908,678
Pool# AA6943
4.50%, 05/01/39	2,283,082	2,315,664
Freddie Mac Non Gold Pool
Pool# 1Q0648
5.80%, 06/01/37(a)	8,609,733	9,110,281
Pool# 1B3601
5.68%, 10/01/37(a)	4,145,112	4,353,433

Total U.S. Government Mortgage Backed Agencies (cost $39,007,546)		39,312,428

U.S. Government Sponsored & Agency Obligations 58.0%

	Principal	Market
	Amount	Value

Citigroup Funding, Inc.
1.88%, 11/15/12	10,000,000	10,000,000
Farmer Mac Guaranteed Notes Trust 2006-2
5.50%, 07/15/11(b)	10,000,000	10,671,030
Federal Home Loan Banks
1.13%, 06/03/11	15,000,000	15,078,495
1.63%, 07/27/11	25,000,000	25,286,650
2.25%, 04/13/12	18,000,000	18,394,560
Federal Home Loan Mortgage Corp.
2.38%, 05/28/10	1,000,000	1,013,141
Federal National Mortgage Association
1.75%, 03/23/11	6,000,000	6,089,544
U.S. Treasury Note
2.38%, 08/31/10	4,000,000	4,072,188
0.88%, 02/28/11	10,000,000	10,038,280
0.88%, 05/31/11	25,000,000	25,059,575
1.13%, 06/30/11	15,000,000	15,086,715
1.00%, 07/31/11	20,000,000	20,057,040
1.75%, 11/15/11	15,000,000	15,226,170
1.38%, 09/15/12	5,000,000	4,991,405

Total U.S. Government Sponsored & Agency Obligations (cost $179,913,375)		181,064,793

Mutual Fund 6.5%

		Market
	Shares	Value

AIM Liquid Assets Portfolio, 0.27% (d)	20,311,026	20,311,026

Total Mutual Fund (cost $20,311,026)		20,311,026

Total Investments (cost $314,835,010) (e) — 102.3%		319,379,898

Liabilities in excess of other assets — (2.3)%		(7,232,743)

NET ASSETS — 100.0%		$312,147,155

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Short Term Bond Fund

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2009. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $20,867,314 which represents 6.69% of net assets.

(c)	Perpetual bond security. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of September 30, 2009.

(e)	At September 30, 2009, the tax basis cost of the Fund’s investments was $314,835,010, tax unrealized appreciation and depreciation were $4,801,606 and $(256,718), respectively.

AB	Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$2,717,222	$—	$2,717,222
Commercial Mortgage Backed Securities	—	7,818,288	—	7,818,288
Corporate Bonds	—	68,156,141	—	68,156,141
Mutual Fund	20,311,026	—	—	20,311,026
U.S. Government Mortgage Backed Agencies	—	39,312,428	—	39,312,428
U.S. Government Sponsored & Agency Obligations	—	181,064,793	—	181,064,793

Total Assets	20,311,026	299,068,872	—	319,379,898

Total	$20,311,026	$299,068,872	$—	$319,379,898

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks 97.5%

		Market
	Shares	Value

Aerospace & Defense 1.6%
AAR Corp.*	11,700	$256,698
Aerovironment, Inc.*	3,800	106,742
American Science & Engineering, Inc.	2,600	176,904
Applied Signal Technology, Inc.	3,300	76,791
Argon ST, Inc.*	4,100	78,105
Ascent Solar Technologies, Inc.*(a)	4,700	35,438
Astronics Corp.*	3,400	31,960
Ceradyne, Inc.*	7,800	142,974
Cubic Corp.	4,700	185,509
Curtiss-Wright Corp.	13,700	467,581
DigitalGlobe, Inc.*	4,500	100,665
Ducommun, Inc.	2,700	51,057
DynCorp International, Inc., Class A*	7,500	135,000
Esterline Technologies Corp.*	9,000	352,890
GenCorp, Inc.*	13,900	74,504
HEICO Corp.	7,000	303,520
Herley Industries, Inc.*	4,300	56,115
Hexcel Corp.*	29,269	334,837
Ladish Co., Inc.*	4,800	72,624
LMI Aerospace, Inc.*	2,600	26,078
Moog, Inc., Class A*	12,900	380,550
Orbital Sciences Corp.*	17,100	255,987
Stanley, Inc.*	3,500	90,020
Taser International, Inc.*	18,700	88,264
Teledyne Technologies, Inc.*	10,900	392,291
Todd Shipyards Corp.	1,700	27,948
Triumph Group, Inc.	4,700	225,553

		4,526,605

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	19,100	66,086
Atlas Air Worldwide Holdings, Inc.*	4,900	156,653
Dynamex, Inc.*	2,900	47,357
Forward Air Corp.	8,800	203,720
HUB Group, Inc., Class A*	11,200	255,920
Pacer International, Inc.	8,900	34,354

		764,090

Airlines 0.8%
AirTran Holdings, Inc.*	36,300	226,875
Alaska Air Group, Inc.*	11,000	294,690
Allegiant Travel Co.*(a)	4,544	173,081
Hawaiian Holdings, Inc.*	15,600	128,856
JetBlue Airways Corp.*	74,100	443,118
Republic Airways Holdings, Inc.*	10,000	93,300
SkyWest, Inc.	16,900	280,202
UAL Corp.*	42,300	390,006
US Airways Group, Inc.*(a)	46,500	218,550

		2,248,678

Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.	11,800	83,544
Amerigon, Inc.*	6,500	47,775
ArvinMeritor, Inc.	22,300	174,386
China Automotive Systems, Inc.*	2,100	19,509
Cooper Tire & Rubber Co.	17,900	314,682
Dana Holding Corp.*	30,200	205,662
Dorman Products, Inc.*	3,400	51,068
Drew Industries, Inc.*	5,600	121,464
Exide Technologies*	15,200	121,144
Fuel Systems Solutions, Inc.*(a)	3,900	140,361
Hawk Corp., Class A*	1,700	23,324
Modine Manufacturing Co.	10,800	100,116
Raser Technologies, Inc.*(a)	16,600	25,398
Spartan Motors, Inc.	9,850	50,629
Standard Motor Products, Inc.	4,300	65,360
Stoneridge, Inc.*	4,600	32,568
Superior Industries International, Inc.	6,800	96,560
Tenneco, Inc.*	14,300	186,472
Wonder Auto Technology, Inc.*	4,900	58,800

		1,918,822

Automobiles 0.1%
Winnebago Industries*	8,800	129,448

Beverages 0.1%
Boston Beer Co., Inc., Class A*	2,500	92,700
Coca-Cola Bottling Co. Consolidated	1,300	62,959
Heckmann Corp.*	24,700	113,126
National Beverage Corp.*	2,940	33,839

		302,624

Biotechnology 3.9%
Acorda Therapeutics, Inc.*	11,500	267,720
Affymax, Inc.*	4,100	97,949
Alkermes, Inc.*	28,600	262,834
Allos Therapeutics, Inc.*	18,900	137,025
Alnylam Pharmaceuticals, Inc.*(a)	10,900	247,212
AMAG Pharmaceuticals, Inc.*	4,940	215,779
Amicus Therapeutics, Inc.*	5,500	48,125
Arena Pharmaceuticals, Inc.*(a)	25,900	115,773
ARIAD Pharmaceuticals, Inc.*	30,400	67,488
Arqule, Inc.*	12,700	57,658
Array BioPharma, Inc.*	15,900	37,842
AVI BioPharma, Inc.*(a)	28,200	48,504
BioCryst Pharmaceuticals, Inc.*(a)	6,100	50,264
Biospecifics Technologies Corp.*	1,100	35,211
Cardium Therapeutics, Inc.*	15,100	24,462
Celera Corp.*	24,800	154,504
Cell Therapeutics, Inc.*(a)	162,300	199,629
Celldex Therapeutics, Inc.*(a)	3,100	17,019
Cepheid, Inc.*	17,500	231,350
Chelsea Therapeutics International, Ltd.*(a)	8,600	21,586
Clinical Data, Inc.*(a)	3,800	63,346
Cubist Pharmaceuticals, Inc.*	17,500	353,500
Curis, Inc.*	19,300	45,162
Cytokinetics, Inc.*	11,900	62,951
Cytori Therapeutics, Inc.*	8,900	35,155
Dyax Corp.*	19,500	70,005
Emergent Biosolutions, Inc.*	4,576	80,812
Enzon Pharmaceuticals, Inc.*	13,700	113,025
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Biotechnology (continued)
Exelixis, Inc.*	32,200	$205,436
Facet Biotech Corp.*	6,820	117,918
Genomic Health, Inc.*	4,300	93,998
Geron Corp.*(a)	27,000	177,120
GTx, Inc.*(a)	5,800	74,240
Halozyme Therapeutics, Inc.*	21,300	151,443
Hemispherx Biopharma, Inc.*(a)	32,800	65,600
Human Genome Sciences, Inc.*	49,278	927,412
Idenix Pharmaceuticals, Inc.*	8,300	25,647
Idera Pharmaceuticals, Inc.*	7,100	52,611
ImmunoGen, Inc.*	16,100	130,571
Immunomedics, Inc.*	19,800	109,296
Incyte Corp Ltd.*(a)	21,600	145,800
Infinity Pharmaceuticals, Inc.*	5,500	34,265
Insmed, Inc.*	31,600	25,912
InterMune, Inc.*	11,600	184,788
Isis Pharmaceuticals, Inc.*	28,200	410,874
Lexicon Pharmaceuticals, Inc.*	26,500	56,445
Ligand Pharmaceuticals, Inc., Class B*	34,300	79,233
MannKind Corp.*(a)	17,200	169,420
Martek Biosciences Corp.*	10,000	225,900
Maxygen, Inc.*	7,700	51,513
Medivation, Inc.*	8,700	236,118
Metabolix, Inc.*	6,400	65,792
Micromet, Inc.*	16,800	111,888
Molecular Insight Pharmaceuticals, Inc.*(a)	5,600	30,968
Momenta Pharmaceuticals, Inc.*	10,700	113,527
Myriad Pharmaceuticals, Inc.*	5,700	33,402
Nabi Biopharmaceuticals*	17,003	61,041
Nanosphere, Inc.*	3,400	24,344
Neurocrine Biosciences, Inc.*	11,800	35,990
NeurogesX, Inc.*	4,000	32,000
Novavax, Inc.*(a)	18,100	71,676
NPS Pharmaceuticals, Inc.*	13,800	55,476
OncoGenex Pharmaceutical, Inc.*	1,200	43,200
Onyx Pharmaceuticals, Inc.*	18,170	544,555
Opko Health, Inc.*(a)	15,100	34,428
Orexigen Therapeutics, Inc.*	7,300	71,905
Osiris Therapeutics, Inc.*(a)	5,100	33,966
OXiGENE, Inc.*	10,900	15,478
PDL BioPharma, Inc.	35,500	279,740
Pharmasset, Inc.*	6,300	133,182
Poniard Pharmaceuticals, Inc.*(a)	6,300	47,124
Progenics Pharmaceuticals, Inc.*	9,000	47,160
Protalix BioTherapeutics, Inc.*	10,460	86,400
Regeneron Pharmaceuticals, Inc.*	19,112	368,861
Repligen Corp.*	9,300	46,593
Rigel Pharmaceuticals, Inc.*	13,900	113,980
Sangamo BioSciences, Inc.*(a)	12,400	101,804
Savient Pharmaceuticals, Inc.*	17,700	269,040
SciClone Pharmaceuticals, Inc.*	10,800	46,008
Seattle Genetics, Inc.*	25,200	353,556
SIGA Technologies, Inc.*(a)	7,800	61,542
Spectrum Pharmaceuticals, Inc.*	11,700	78,741
StemCells, Inc.*	28,500	46,455
Synta Pharmaceuticals Corp.*	5,400	16,740
Theravance, Inc.*	16,100	235,704
Vanda Pharmaceuticals, Inc.*(a)	8,000	93,120
Vical, Inc.*	11,500	48,990
Zymogenetics, Inc.*	11,900	71,876

		10,839,702

Building Products 0.6%
AAON, Inc.	3,350	67,268
American Woodmark Corp.	3,100	59,954
Ameron International Corp.	2,600	181,948
Apogee Enterprises, Inc.	8,300	124,666
Builders FirstSource, Inc.*(a)	4,900	21,364
Gibraltar Industries, Inc.	8,200	108,814
Griffon Corp.*	13,165	132,572
Insteel Industries, Inc.	4,800	57,360
NCI Building Systems, Inc.*(a)	3,200	10,240
Quanex Building Products Corp.	11,400	163,704
Simpson Manufacturing Co., Inc.	11,500	290,490
Trex Co., Inc.*(a)	4,400	80,080
Universal Forest Products, Inc.	5,800	228,868

		1,527,328

Capital Markets 2.5%
Allied Capital Corp.	54,100	166,087
American Capital Ltd.(a)	84,800	273,904
Apollo Investment Corp.	48,400	462,220
Ares Capital Corp.	29,473	324,793
BGC Partners, Inc., Class A	14,000	59,920
BlackRock Kelso Capital Corp.	4,181	31,023
Broadpoint Gleacher Securities, Inc.*	15,200	126,768
Calamos Asset Management, Inc., Class A	5,700	74,442
Capital Southwest Corp.	900	69,075
Cohen & Steers, Inc.(a)	5,200	124,800
Diamond Hill Investment Group, Inc.*	700	40,579
Duff & Phelps Corp., Class A	4,900	93,884
E*Trade Financial Corp.*	435,000	761,250
Epoch Holding Corp.	3,400	29,750
Evercore Partners, Inc., Class A	2,900	84,738
FBR Capital Markets Corp.*	4,900	29,057
FCStone Group, Inc.*	7,350	35,427
GAMCO Investors, Inc., Class A	2,200	100,540
GFI Group, Inc.	20,900	151,107
Gladstone Capital Corp.	6,400	57,152
Gladstone Investment Corp.	7,100	34,435
Harris & Harris Group, Inc.*(a)	7,800	48,750
Hercules Technology Growth Capital, Inc.	10,682	104,897
International Assets Holding Corp.*(a)	1,600	26,416
JMP Group, Inc.	5,400	52,164
Kayne Anderson Energy Development Co.	3,100	41,013
KBW, Inc.*(a)	10,600	341,532
Knight Capital Group, Inc., Class A*	27,300	593,775
Kohlberg Capital Corp.	5,500	33,165
LaBranche & Co., Inc.*	16,800	57,120
Main Street Capital Corp.(a)	2,600	36,998
MCG Capital Corp.*	21,800	91,342
MF Global Ltd.*	29,300	213,011
MVC Capital, Inc.	7,200	63,216
NGP Capital Resources Co.	6,600	47,916
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Capital Markets (continued)
Oppenheimer Holdings, Inc., Class A	2,700	$65,745
optionsXpress Holdings, Inc.	12,800	221,184
PennantPark Investment Corp.	6,600	53,526
Penson Worldwide, Inc.*	6,700	65,258
Piper Jaffray Cos.*	6,000	286,320
Prospect Capital Corp.(a)	14,300	153,153
Pzena Investment Management, Inc., Class A*	2,000	16,340
Riskmetrics Group, Inc.*	7,000	102,340
Safeguard Scientifics, Inc.*	5,783	63,440
Sanders Morris Harris Group Inc.	6,100	36,051
Stifel Financial Corp.*	8,750	480,375
SWS Group, Inc.	7,300	105,120
Teton Advisors, Inc*	36	125
Thomas Weisel Partners Group, Inc.*	6,400	34,176
TICC Capital Corp.	8,100	40,824
TradeStation Group, Inc.*	10,100	82,315
Triangle Capital Corp.	2,700	33,318
US Global Investors, Inc., Class A	3,500	43,155
Virtus Investment Partners, Inc.*	1,905	29,737
Westwood Holdings Group, Inc.	1,700	58,990

		6,853,758

Chemicals 2.0%
A. Schulman, Inc.	7,000	139,510
American Vanguard Corp.	5,900	49,029
Ampal American Israel, Class A*	4,700	9,541
Arch Chemicals, Inc.	7,600	227,924
Balchem Corp.	5,600	147,280
Calgon Carbon Corp.*	16,600	246,178
China Green Agriculture, Inc.*(a)	2,300	26,956
Ferro Corp.	13,100	116,590
GenTek, Inc.*	2,900	110,316
H.B. Fuller Co.	14,700	307,230
Hawkins, Inc.(a)	2,100	49,056
ICO, Inc.*	8,377	39,121
Innophos Holdings, Inc.	5,100	94,350
Innospec, Inc.	7,200	106,200
Koppers Holdings, Inc.	6,200	183,830
Landec Corp.*	7,900	50,560
LSB Industries, Inc.*	5,200	80,964
Minerals Technologies, Inc.	5,700	271,092
NewMarket Corp.	2,900	269,816
NL Industries, Inc.	2,300	15,410
Olin Corp.	22,800	397,632
OM Group, Inc.*	9,300	282,627
Omnova Solutions, Inc.*	12,500	81,000
PolyOne Corp.*	28,000	186,760
Quaker Chemical Corp.	3,300	72,369
Rockwood Holdings, Inc.*	14,900	306,493
Sensient Technologies Corp.	14,800	410,996
ShengdaTech, Inc.*(a)	9,300	59,148
Solutia, Inc.*	35,200	407,616
Spartech Corp.	9,100	98,007
Stepan Co.	2,200	132,176
W.R. Grace & Co.*	21,900	476,106
Westlake Chemical Corp.	5,900	151,630
Zep, Inc.	7,050	114,562
Zoltek Cos., Inc.*(a)	8,400	88,200

		5,806,275

Commercial Banks 5.8%
1st Source Corp.	4,800	78,240
Alliance Financial Corp.	1,200	32,460
American National Bankshares, Inc.	1,800	39,276
Ameris Bancorp	4,232	30,261
Ames National Corp.(a)	2,100	50,631
Arrow Financial Corp.	2,790	76,139
Auburn National Bancorp, Inc.	700	17,080
Bancfirst Corp.	2,000	73,860
Banco Latinoamericano de Comercio Exterior, SA, Class E	8,300	118,026
Bancorp Rhode Island, Inc.	600	14,988
Bancorp, Inc.*	4,900	28,028
Bank of Kentucky Financial Corp. (The)	1,200	25,392
Bank of Marin Bancorp	1,600	50,128
Bank of the Ozarks, Inc.(a)	3,500	92,855
Banner Corp.(a)	5,100	13,923
Bar Harbor Bankshares	900	30,600
Boston Private Financial Holdings, Inc.	20,500	133,455
Bridge Bancorp, Inc.	1,900	46,227
Bryn Mawr Bank Corp.	2,100	36,687
Camden National Corp.	2,300	75,992
Cape Bancorp, Inc.*	3,900	29,952
Capital City Bank Group, Inc.(a)	3,721	52,838
Cardinal Financial Corp.	8,600	70,778
Cathay General Bancorp	14,500	117,305
Center Bancorp, Inc.	3,301	24,857
Centerstate Banks of Florida, Inc.	4,700	37,083
Central Pacific Financial Corp.	5,200	13,104
Century Bancorp, Inc., Class A	1,100	23,870
Chemical Financial Corp.	6,400	139,456
Chicopee Bancorp, Inc.*	1,900	25,099
Citizens & Northern Corp.(a)	2,700	39,933
Citizens Holding Co.	1,200	31,752
Citizens Republic Bancorp, Inc.*(a)	26,300	19,988
City Holding Co.	4,800	143,088
CNB Financial Corp.(a)	2,700	46,359
CoBiz Financial, Inc.	7,500	37,350
Columbia Banking System, Inc.	8,200	135,710
Community Bank System, Inc.	9,700	177,219
Community Trust Bancorp, Inc.	4,600	120,382
CVB Financial Corp.(a)	25,700	195,063
Eagle Bancorp, Inc.*	3,300	31,614
East West Bancorp, Inc.	27,800	230,740
Enterprise Bancorp, Inc.	1,500	19,200
Enterprise Financial Services Corp.	3,500	32,375
Farmers Capital Bank Corp.	1,900	33,972
Financial Institutions, Inc.	3,500	34,895
First Bancorp, Inc.	2,900	53,940
First Bancorp, North Carolina	4,500	81,225
First Bancorp, Puerto Rico	24,300	74,115
First Busey Corp.(a)	8,200	38,540
First California Financial Group, Inc.*	2,400	11,520
First Commonwealth Financial Corp.	25,800	146,544
First Community Bancshares, Inc.	3,700	46,694
First Financial Bancorp	14,700	177,135
First Financial Bankshares, Inc.(a)	6,300	311,598
First Financial Corp.	3,900	119,496
First Merchants Corp.	6,400	44,608
First Midwest Bancorp, Inc.	14,500	163,415
First of Long Island Corp. (The)	1,600	42,544
First South Bancorp, Inc.(a)	2,550	29,325
FirstMerit Corp.	23,982	456,381
FNB Corp.	34,470	245,082
German American Bancorp, Inc.(a)	4,100	63,591
Glacier Bancorp, Inc.(a)	18,600	277,884
Great Southern Bancorp, Inc.(a)	3,000	71,130
Guaranty Bancorp*	17,300	25,604
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Hampton Roads Bankshares, Inc.(a)	6,700	$19,296
Hancock Holding Co.	7,200	270,504
Harleysville National Corp.	13,100	69,823
Heartland Financial USA, Inc.(a)	4,100	60,475
Heritage Financial Corp.	1,900	24,985
Home Bancorp, Inc.*	3,200	38,944
Home Bancshares, Inc.	4,624	101,358
IBERIABANK Corp.	6,200	282,472
Independent Bank Corp.	6,300	139,419
International Bancshares Corp.(a)	15,750	256,882
Investors Bancorp, Inc.*	14,243	151,118
Lakeland Bancorp, Inc.	6,450	48,375
Lakeland Financial Corp.	3,800	78,470
MainSource Financial Group, Inc.	6,100	41,480
MB Financial, Inc.	14,600	306,162
Merchants Bancshares, Inc.	1,500	32,040
Metro Bancorp, Inc.*	1,400	17,038
MidSouth Bancorp, Inc.(a)	1,400	18,480
Nara Bancorp, Inc.	6,800	47,260
National Bankshares, Inc.	2,100	53,445
National Penn Bancshares, Inc.	36,100	220,571
NBT Bancorp, Inc.	10,400	234,416
Northfield Bancorp, Inc.	6,200	79,360
Northrim BanCorp, Inc.	1,900	28,975
Norwood Financial Corp.	600	18,660
Ohio Valley Banc Corp.	1,200	31,800
Old National Bancorp	25,000	280,000
Old Point Financial Corp.	500	8,330
Old Second Bancorp, Inc.(a)	4,379	25,092
Oriental Financial Group, Inc.	7,300	92,710
Orrstown Financial Services, Inc.(a)	1,800	69,552
Pacific Capital Bancorp NA(a)	11,299	16,271
Pacific Continental Corp.	3,900	41,067
PacWest Bancorp	7,400	140,970
Park National Corp.(a)	3,300	192,522
Peapack Gladstone Financial Corp.	2,940	47,216
Penns Woods Bancorp, Inc.	1,200	38,412
Peoples Bancorp, Inc.	3,400	44,370
Peoples Financial Corp.	1,100	20,471
Pinnacle Financial Partners, Inc.*	9,900	125,829
Porter Bancorp, Inc.	700	11,410
PremierWest Bancorp(a)	6,710	18,184
PrivateBancorp, Inc.	10,600	259,276
Prosperity Bancshares, Inc.	14,000	487,060
Renasant Corp.	6,400	95,040
Republic Bancorp, Inc., Class A	2,851	56,906
Republic First Bancorp, Inc.*	2,900	13,166
S&T Bancorp, Inc.(a)	7,100	92,016
Sandy Spring Bancorp, Inc.	5,419	88,221
Santander BanCorp*	1,400	13,650
SCBT Financial Corp.	3,800	106,780
Shore Bancshares, Inc.	2,700	45,171
Sierra Bancorp	2,400	28,824
Signature Bank*	12,300	356,700
Simmons First National Corp., Class A	4,200	121,002
Smithtown Bancorp, Inc.	4,400	50,776
South Financial Group, Inc. (The)	48,800	71,736
Southside Bancshares, Inc.	4,035	90,868
Southwest Bancorp, Inc.	4,400	61,776
State Bancorp, Inc.	4,400	37,180
StellarOne Corp.	6,900	101,775
Sterling Bancorp, Class N	4,200	30,324
Sterling Bancshares, Inc.	24,900	182,019
Sterling Financial Corp.*(a)	15,900	31,800
Suffolk Bancorp	3,200	94,752
Sun Bancorp, Inc.*	4,592	24,246
Susquehanna Bancshares, Inc.	25,587	150,707
SVB Financial Group*	9,600	415,392
SY Bancorp, Inc.	3,428	79,153
Texas Capital Bancshares, Inc.*	10,800	181,872
Tompkins Financial Corp.	2,500	109,250
Tower Bancorp, Inc.	1,100	28,897
TowneBank(a)	7,000	89,250
Trico Bancshares	4,200	68,880
Trustmark Corp.	17,400	331,470
UCBH Holdings, Inc.(a)	31,800	25,440
UMB Financial Corp.	9,800	396,312
Umpqua Holdings Corp.	26,100	276,660
Union Bankshares Corp.	4,500	56,025
United Bankshares, Inc.(a)	11,600	227,244
United Community Banks, Inc.*(a)	14,282	71,410
United Security Bancshares, Inc.(a)	1,900	42,161
Univest Corp of Pennsylvania	4,600	99,682
Washington Banking Co.	3,300	30,558
Washington Trust Bancorp, Inc.	4,600	80,592
Webster Financial Corp.	20,600	256,882
WesBanco, Inc.	7,000	108,220
West Bancorp, Inc.	5,400	26,784
Westamerica Bancorp.	8,800	457,600
Western Alliance Bancorp*	13,900	87,709
Wilber Corp. (The)	2,500	21,000
Wilshire Bancorp, Inc.	5,800	42,572
Wintrust Financial Corp.	7,200	201,312
Yadkin Valley Financial Corp.	5,300	24,751

		15,781,664

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	13,904	292,540
ACCO Brands Corp.*	17,600	127,072
American Ecology Corp.	5,300	99,110
American Reprographics Co.*	11,900	113,288
Amrep Corp.*	400	5,280
APAC Customer Services, Inc.*	7,700	45,507
ATC Technology Corp.*	6,000	118,560
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Services & Supplies (continued)
Bowne & Co., Inc.	10,835	$83,429
Cenveo, Inc.*	16,000	110,720
Clean Harbors, Inc.*	6,500	365,690
Consolidated Graphics, Inc.*	2,700	67,365
Cornell Cos., Inc.*	2,900	65,076
Courier Corp.	3,100	46,965
Deluxe Corp.	15,500	265,050
EnergySolutions, Inc.	23,700	218,514
EnerNOC, Inc.*(a)	4,100	135,956
Ennis, Inc.	7,800	125,814
Fuel Tech, Inc.*(a)	5,400	60,480
G&K Services, Inc., Class A	5,600	124,096
Geo Group, Inc. (The)*	15,500	312,635
GeoEye, Inc.*	5,600	150,080
Healthcare Services Group, Inc.	13,150	241,434
Heritage-Crystal Clean, Inc.*	1,300	16,575
Herman Miller, Inc.	16,300	275,633
HNI Corp.(a)	13,600	320,960
ICT Group, Inc.*	2,800	29,400
Innerworkings, Inc.*	7,700	38,038
Interface, Inc., Class A	14,700	122,010
Kimball International, Inc., Class B	9,700	74,011
Knoll, Inc.	14,200	148,106
M&F Worldwide Corp.*	3,700	74,888
McGrath Rentcorp	7,200	153,144
Metalico, Inc.*	8,386	34,970
Mine Safety Appliances Co.	8,100	222,831
Mobile Mini, Inc.*	10,700	185,752
Multi-Color Corp.	3,300	50,919
North American Galvanizing & Coating, Inc.*	3,800	23,066
Perma-Fix Environmental Services, Inc.*	17,300	40,482
Rollins, Inc.	13,450	253,533
Schawk, Inc.	4,800	56,016
Standard Parking Corp.*	2,500	43,725
Standard Register Co. (The)	5,300	31,164
Steelcase, Inc., Class A	21,500	133,515
SYKES Enterprises, Inc.*	10,500	218,610
Team, Inc.*	5,400	91,530
Tetra Tech, Inc.*	17,500	464,275
United Stationers, Inc.*	7,200	342,792
Viad Corp.	6,200	123,442
Waste Services, Inc.*	5,200	24,024

		6,768,072

Communications Equipment 3.3%
3Com Corp.*	115,800	605,634
Acme Packet, Inc.*	11,800	118,118
ADC Telecommunications, Inc.*	29,300	244,362
ADTRAN, Inc.	16,000	392,800
Airvana, Inc.*	7,000	47,390
Anaren, Inc.*	3,800	64,600
Arris Group, Inc.*	37,520	488,135
Aruba Networks, Inc.*	17,800	157,352
Avocent Corp.*	13,400	271,618
Bel Fuse, Inc., Class B	3,100	58,993
BigBand Networks, Inc.*	10,500	42,105
Black Box Corp.	5,300	132,977
Blue Coat Systems, Inc.*	12,000	271,080
Cogo Group, Inc.*	7,000	42,840
Communications Systems, Inc.	2,600	30,368
Comtech Telecommunications Corp.*	8,500	282,370
DG FastChannel, Inc.*	5,800	121,452
Digi International, Inc.*	7,500	63,900
Emcore Corp.*	22,700	29,510
EMS Technologies, Inc.*	4,400	91,608
Emulex Corp.*	25,100	258,279
Extreme Networks*	29,400	82,320
Globecomm Systems, Inc.*	6,300	45,801
Harmonic, Inc.*	29,000	193,720
Harris Stratex Networks, Inc., Class A*	16,500	115,500
Hughes Communications, Inc.*	2,800	84,952
Infinera Corp.*	25,400	201,930
InterDigital, Inc.*	13,200	305,712
Ixia*	9,700	66,542
KVH Industries, Inc.*	4,200	41,958
Loral Space & Communications, Inc.*	3,500	96,180
Netgear, Inc.*	10,400	190,840
Network Equipment Technologies, Inc.*	8,800	63,624
Oplink Communications, Inc.*	6,200	90,024
Opnext, Inc.*	8,800	25,784
Palm, Inc.*(a)	49,178	857,172
Parkervision, Inc.*(a)	8,900	36,401
PC-Tel, Inc.*	5,700	35,625
Plantronics, Inc.	14,800	396,788
Polycom, Inc.*	24,600	658,050
Powerwave Technologies, Inc.*	39,900	63,840
Riverbed Technology, Inc.*	16,600	364,536
Seachange International, Inc.*	9,600	72,000
ShoreTel, Inc.*	13,600	106,216
Sonus Networks, Inc.*	62,500	132,500
Starent Networks Corp.*	11,300	287,246
Sycamore Networks, Inc.*	62,136	187,651
Symmetricom, Inc.*	15,000	77,700
Tekelec*	20,200	331,886
UTStarcom, Inc.*	34,300	71,687
ViaSat, Inc.*	7,900	209,982

		9,309,658

Computers & Peripherals 0.8%
3PAR, Inc.*	8,100	89,343
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Computers & Peripherals (continued)
Actividentity Corp.*	13,900	$38,503
Adaptec, Inc.*	34,600	115,564
Avid Technology, Inc.*	8,500	119,765
Compellent Technologies, Inc.*	4,900	88,445
Cray, Inc.*	9,900	82,467
Electronics for Imaging, Inc.*	15,900	179,193
Imation Corp.	9,000	83,430
Immersion Corp.*	8,500	36,380
Intermec, Inc.*	18,800	265,080
Intevac, Inc.*	6,600	88,704
Isilon Systems, Inc.*	8,000	48,800
Netezza Corp.*	14,300	160,732
Novatel Wireless, Inc.*	8,400	95,424
Quantum Corp.*	68,000	85,680
Rimage Corp.*	2,800	47,852
Silicon Graphics International Corp.*	9,000	60,390
STEC, Inc.*(a)	7,100	208,669
Stratasys, Inc.*	5,900	101,244
Super Micro Computer, Inc.*	7,400	62,604
Synaptics, Inc.*(a)	9,900	249,480

		2,307,749

Construction & Engineering 1.0%
Argan, Inc.*	2,800	37,632
Comfort Systems USA, Inc.	11,700	135,603
Dycom Industries, Inc.*	11,800	145,140
EMCOR Group, Inc.*	19,900	503,868
Furmanite Corp.*	11,100	47,841
Granite Construction, Inc.	9,800	303,212
Great Lakes Dredge & Dock Corp.	12,100	84,458
Insituform Technologies, Inc., Class A*	11,800	225,852
Integrated Electrical Services, Inc.*	2,500	20,125
Layne Christensen Co.*	5,900	189,095
MasTec, Inc.*	15,800	191,970
Michael Baker Corp.*	2,400	87,216
MYR Group, Inc.*	5,100	107,559
Northwest Pipe Co.*	2,800	93,884
Orion Marine Group, Inc.*	8,100	166,374
Pike Electric Corp.*	5,000	59,900
Primoris Services Corp.(a)	2,300	16,583
Sterling Construction Co., Inc.*	3,600	64,476
Tutor Perini Corp.*	7,800	166,140

		2,646,928

Construction Materials 0.1%
Headwaters, Inc.*	13,848	53,592
Texas Industries, Inc.(a)	7,165	300,858
U.S. Concrete, Inc.*	11,000	19,030
United States Lime & Minerals, Inc.*	600	21,552

		395,032

Consumer Finance 0.4%
Advance America Cash Advance Centers, Inc.	14,000	78,400
Cardtronics, Inc.*	4,200	32,844
Cash America International, Inc.	8,900	268,424
CompuCredit Holdings Corp.*(a)	5,500	25,905
Credit Acceptance Corp.*	1,900	61,161
Dollar Financial Corp.*	7,300	116,946
EZCORP, Inc., Class A*	13,700	187,142
First Cash Financial Services, Inc.*	7,000	119,910
First Marblehead Corp. (The)*	20,500	45,100
Nelnet, Inc., Class A*	6,400	79,616
QC Holdings, Inc.	1,000	6,750
Rewards Network, Inc.*	1,900	26,106
World Acceptance Corp.*(a)	4,900	123,529

		1,171,833

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,600	63,840
Boise, Inc.*	8,900	46,992
BWAY Holding Co.*	2,300	42,573
Graphic Packaging Holding Co.*	35,100	81,081
Myers Industries, Inc.	10,400	112,008
Rock-Tenn Co., Class A	11,600	546,476
Silgan Holdings, Inc.	8,100	427,113

		1,320,083

Distributors 0.0%
Audiovox Corp., Class A*	5,600	38,360
Core-Mark Holding Co., Inc.*	2,900	82,940

		121,300

Diversified Consumer Services 1.2%
American Public Education, Inc.*	5,400	187,596
Bridgepoint Education, Inc.*	4,200	64,092
Capella Education Co.*	4,400	296,296
ChinaCast Education Corp.*	8,300	60,341
Coinstar, Inc.*	8,700	286,926
Corinthian Colleges, Inc.*	23,400	434,304
CPI Corp.	1,500	18,705
Grand Canyon Education, Inc.*	4,800	85,584
Jackson Hewitt Tax Service, Inc.	7,100	36,210
K12, Inc.*	7,100	117,008
Learning Tree International, Inc.*	2,800	31,892
Lincoln Educational Services Corp.*	2,700	61,776
Mac-Gray Corp.*	3,600	38,808
Matthews International Corp., Class A	9,200	325,496
Nobel Learning Communities, Inc.*	1,100	10,318
Pre-Paid Legal Services, Inc.*	2,200	111,760
Princeton Review, Inc.*	4,800	20,160
Regis Corp.	17,300	268,150
Sotheby’s	20,300	349,769
Steiner Leisure Ltd.*	4,400	157,344
Stewart Enterprises, Inc., Class A	24,300	127,089
Universal Technical Institute, Inc.*	5,700	112,290

		3,201,914

Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.*	4,800	34,800
California First National Bancorp	900	9,963
Compass Diversified Holdings	7,200	75,384
Encore Capital Group, Inc.*	4,300	57,835
Fifth Street Finance Corp.	8,100	88,533
Financial Federal Corp.	8,000	197,440
Life Partners Holdings, Inc.(a)	1,975	35,353
MarketAxess Holdings, Inc.*	10,400	125,320
Medallion Financial Corp.	4,800	40,128
NewStar Financial, Inc.*	7,700	25,333
PHH Corp.*	16,500	327,360
Pico Holdings, Inc.*	6,800	226,780
Portfolio Recovery Associates, Inc.*(a)	4,600	208,518
Primus Guaranty Ltd.*	7,500	32,025
Resource America, Inc., Class A	3,500	16,835

		1,501,607

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Diversified Telecommunication Services 0.7%
AboveNet, Inc.*	3,700	$180,412
Alaska Communications Systems Group, Inc.	13,400	123,950
Atlantic Tele-Network, Inc.	2,600	138,892
Cbeyond, Inc.*	6,600	106,458
Cincinnati Bell, Inc.*	65,100	227,850
Cogent Communications Group, Inc.*	13,400	151,420
Consolidated Communications Holdings, Inc.	7,054	112,934
D&E Communications, Inc.	4,500	51,705
Fairpoint Communications, Inc.(a)	17,026	6,981
General Communication, Inc., Class A*	14,400	98,784
Global Crossing Ltd.*	8,800	125,840
HickoryTech Corp.	3,900	33,345
iBasis, Inc.*	9,000	19,080
inContact, Inc.*	8,000	23,840
Iowa Telecommunications Services, Inc.(a)	8,800	110,880
Neutral Tandem, Inc.*	9,400	213,944
PAETEC Holding Corp.*	39,100	151,317
Premiere Global Services, Inc.*	18,400	152,904
SureWest Communications*	4,500	55,890

		2,086,426

Electric Utilities 1.2%
Allete, Inc.	8,800	295,416
Central Vermont Public Service Corp.	2,900	55,970
Cleco Corp.	18,300	458,964
El Paso Electric Co.*	13,600	240,312
Empire District Electric Co. (The)	10,300	186,327
IDACORP, Inc.	14,300	411,697
MGE Energy, Inc.	7,000	255,360
PNM Resources, Inc.	26,200	306,016
Portland General Electric Co.	22,800	449,616
UIL Holdings Corp.	8,841	233,314
UniSource Energy Corp.	10,800	332,100
Unitil Corp.	2,700	60,615

		3,285,707

Electrical Equipment 2.3%
A.O. Smith Corp.	6,600	251,460
Acuity Brands, Inc.	13,000	418,730
Advanced Battery Technologies, Inc.*(a)	14,300	62,062
American Superconductor Corp.*(a)	12,900	432,666
AZZ, Inc.*	3,600	144,612
Baldor Electric Co.	14,100	385,494
Belden, Inc.	14,100	325,710
Brady Corp., Class A	14,513	416,813
Broadwind Energy, Inc.*(a)	10,500	82,845
Chase Corp.	1,800	21,060
China BAK Battery, Inc.*	12,500	61,875
Encore Wire Corp.	5,500	122,870
Ener1, Inc.*(a)	14,500	100,340
Energy Conversion Devices, Inc.*(a)	13,000	150,540
EnerSys*	12,251	270,992
Evergreen Solar, Inc.*(a)	56,600	108,672
Franklin Electric Co., Inc.	7,000	200,690
FuelCell Energy, Inc.*	19,800	84,546
Fushi Copperweld, Inc.*	5,000	42,300
GrafTech International Ltd.*	36,400	535,080
GT Solar International, Inc.*(a)	9,600	55,776
Harbin Electric, Inc.*	4,100	69,208
II-VI, Inc.*	8,000	203,520
LaBarge, Inc.*	4,000	45,000
LSI Industries, Inc.	6,100	40,565
Microvision, Inc.*(a)	23,100	127,281
Orion Energy Systems, Inc.*	6,800	21,284
Polypore International, Inc.*	7,500	96,825
Powell Industries, Inc.*	2,400	92,136
Power-One, Inc.*	20,900	40,755
PowerSecure International, Inc.*	5,700	38,646
Preformed Line Products Co.	700	28,035
Regal-Beloit Corp.	10,798	493,577
SatCon Technology Corp.*	19,300	33,003
Ultralife Corp.*	3,700	22,422
Valence Technology, Inc.*	15,200	27,360
Vicor Corp.*	6,100	47,092
Woodward Governor Co.	18,300	443,958

		6,145,800

Electronic Equipment, Instruments & Components 2.0%
Agilysys, Inc.	4,400	28,996
Anixter International, Inc.*	8,700	348,957
Benchmark Electronics, Inc.*	19,800	356,400
Brightpoint, Inc.*	15,200	133,000
Checkpoint Systems, Inc.*	11,800	193,992
China Security & Surveillance Technology, Inc.*(a)	10,700	76,398
Cogent, Inc.*	12,900	130,290
Cognex Corp.	12,000	196,560
Coherent, Inc.*	6,600	153,912
Comverge, Inc.*	5,500	67,155
CPI International, Inc.*	2,400	26,856
CTS Corp.	10,200	94,860
Daktronics, Inc.(a)	10,100	86,557
DDi Corp.*	4,200	17,850
DTS, Inc.*	5,300	145,114
Echelon Corp.*	9,800	126,126
Electro Rent Corp.	5,900	67,968
Electro Scientific Industries, Inc.*	8,900	119,171
FARO Technologies, Inc.*	5,100	87,618
ICx Technologies, Inc.*	3,800	22,496
Insight Enterprises, Inc.*	13,900	169,719
IPG Photonics Corp.*	7,000	106,400
L-1 Identity Solutions, Inc.*	23,849	166,705
Littelfuse, Inc.*	6,500	170,560
Maxwell Technologies, Inc.*	6,600	121,638
Measurement Specialties, Inc.*	4,400	44,924
Mercury Computer Systems, Inc.*	6,900	68,034
Methode Electronics, Inc.	11,400	98,838
MTS Systems Corp.	4,800	140,208
Multi-Fineline Electronix, Inc.*	3,019	86,675
Newport Corp.*	12,000	105,120
OSI Systems, Inc.*	4,700	85,963
PAR Technology Corp.*	2,300	14,674
Park Electrochemical Corp.	6,200	152,830
PC Connection, Inc.*	3,100	16,864
PC Mall, Inc.*	3,500	24,010
Plexus Corp.*	11,900	313,446
RadiSys Corp.*	7,700	66,913
RAE Systems, Inc.*	11,500	12,650
Rofin-Sinar Technologies, Inc.*	8,800	202,048
Rogers Corp.*	4,700	140,859
ScanSource, Inc.*	8,000	226,560
Smart Modular Technologies WWH, Inc.*	11,100	52,836
Spectrum Control, Inc.*	3,800	32,262
SYNNEX Corp.*	5,800	176,784
Technitrol, Inc.	12,000	110,520
TTM Technologies, Inc.*	13,100	150,257
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Universal Display Corp.*(a)	8,800	$105,072
X-Rite, Inc.*	10,900	21,909
Zygo Corp.*	4,500	30,510

		5,696,064

Energy Equipment & Services 1.8%
Allis-Chalmers Energy, Inc.*	16,000	69,760
Basic Energy Services, Inc.*	6,900	58,581
Bolt Technology Corp.*	2,600	32,682
Boots & Coots, Inc.*	23,700	38,157
Bristow Group, Inc.*	8,800	261,272
Bronco Drilling Co., Inc.*	5,800	37,990
Cal Dive International, Inc.*	13,562	134,128
Carbo Ceramics, Inc.	5,500	283,525
Complete Production Services, Inc.*	17,700	200,010
Dawson Geophysical Co.*	2,100	57,498
Dril-Quip, Inc.*	8,800	436,832
ENGlobal Corp.*	5,500	22,660
Geokinetics, Inc.*	1,600	33,920
Global Industries Ltd.*	30,200	286,900
Gulf Island Fabrication, Inc.	3,700	69,338
Gulfmark Offshore, Inc.*	6,900	225,906
Hercules Offshore, Inc.*	28,500	139,935
Hornbeck Offshore Services, Inc.*	6,500	179,140
ION Geophysical Corp.*	30,300	106,656
Key Energy Services, Inc.*	37,400	325,380
Lufkin Industries, Inc.	4,400	233,992
Matrix Service Co.*	7,900	85,873
Natco Group, Inc., Class A*	6,300	278,964
Natural Gas Services Group, Inc.*	3,300	58,146
Newpark Resources*	26,900	86,349
OYO Geospace Corp.*	1,000	25,830
Parker Drilling Co.*	35,200	192,192
PHI, Inc., Non-Voting Shares*	4,400	89,232
Pioneer Drilling Co.*	13,000	95,420
RPC, Inc.	9,300	97,464
SulphCo, Inc.*(a)	15,600	21,372
Superior Well Services, Inc.*	4,200	40,656
T-3 Energy Services, Inc.*	3,400	66,980
TETRA Technologies, Inc.*	22,800	220,932
TGC Industries, Inc.*	5,200	25,220
Union Drilling, Inc.*	3,500	26,740
Vantage Drilling Co.*	15,600	28,548
Willbros Group, Inc.*	12,000	182,760

		4,856,940

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	5,500	193,600
Arden Group, Inc., Class A	300	35,850
Casey’s General Stores, Inc.	14,800	464,424
Diedrich Coffee, Inc.*	500	12,025
Great Atlantic & Pacific Tea Co.*	9,340	83,219
Ingles Markets, Inc., Class A	4,200	66,486
Nash Finch Co.	3,700	101,158
Pantry, Inc. (The)*	6,400	100,352
PriceSmart, Inc.	4,800	90,000
Ruddick Corp.	13,000	346,060
Spartan Stores, Inc.	6,500	91,845
Susser Holdings Corp.*	2,300	28,911
United Natural Foods, Inc.*	13,000	310,960
Village Super Market, Inc., Class A	1,900	55,993
Weis Markets, Inc.	3,300	105,435
Winn-Dixie Stores, Inc.*	16,500	216,480

		2,302,798

Food Products 1.3%
AgFeed Industries, Inc.*(a)	7,500	40,050
Alico, Inc.(a)	1,100	32,329
American Dairy, Inc.*	2,600	73,658
American Italian Pasta Co., Class A*	6,300	171,234
B&G Foods, Inc., Class A	7,600	62,244
Calavo Growers, Inc.	2,900	55,042
Cal-Maine Foods, Inc.	4,000	107,080
Chiquita Brands International, Inc.*	13,500	218,160
Darling International, Inc.*	24,900	183,015
Diamond Foods, Inc.	4,900	155,428
Farmer Bros Co.	2,200	45,540
Fresh Del Monte Produce, Inc.*	12,400	280,364
Griffin Land & Nurseries, Inc.	1,000	32,000
Hain Celestial Group, Inc. (The)*	11,566	221,720
HQ Sustainable Maritime Industries, Inc.*	2,800	24,640
Imperial Sugar Co.	3,300	41,844
J&J Snack Foods Corp.	4,300	185,717
Lancaster Colony Corp.	5,800	297,366
Lance, Inc.	8,400	216,888
Lifeway Foods, Inc.*(a)	1,600	17,584
Omega Protein Corp.*	5,700	27,645
Overhill Farms, Inc.*	4,800	29,040
Sanderson Farms, Inc.	6,100	229,604
Seneca Foods Corp., Class A*	2,600	71,240
Smart Balance, Inc.*	19,000	116,660
Synutra International, Inc.*(a)	5,700	78,147
Tootsie Roll Industries, Inc.	7,687	182,797
TreeHouse Foods, Inc.*	9,600	342,432
Zapata Corp.*	2,600	18,096
Zhongpin, Inc.*(a)	5,700	83,904

		3,641,468

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,100	65,079
Laclede Group, Inc.(The)	6,600	212,256
New Jersey Resources Corp.	12,250	444,798
Nicor, Inc.(b)	13,700	501,283
Northwest Natural Gas Co.	8,000	333,280
Piedmont Natural Gas Co., Inc.	22,300	533,862
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Gas Utilities (continued)
South Jersey Industries, Inc.	9,000	$317,700
Southwest Gas Corp.	13,500	345,330
WGL Holdings, Inc.	15,200	503,728

		3,257,316

Health Care Equipment & Supplies 3.7%
Abaxis, Inc.*	6,600	176,550
ABIOMED, Inc.*	9,000	87,390
Accuray, Inc.*	12,700	82,550
Align Technology, Inc.*	17,700	251,694
Alphatec Holdings, Inc.*	8,800	40,480
American Medical Systems Holdings, Inc.*	22,400	379,008
Analogic Corp.	3,900	144,378
AngioDynamics, Inc.*	7,400	101,972
Aspect Medical Systems, Inc.*	5,300	63,494
Atrion Corp.	500	72,200
ATS Medical, Inc.*	14,400	38,592
Bovie Medical Corp.*(a)	5,200	40,820
Cantel Medical Corp.*	3,400	51,204
Cardiac Science Corp.*	6,300	25,200
Cardiovascular Systems, Inc.*	3,600	26,172
Conceptus, Inc.*	9,000	166,860
CONMED Corp.*	8,800	168,696
CryoLife, Inc.*	7,800	62,166
Cutera, Inc.*	4,000	34,600
Cyberonics, Inc.*	8,200	130,708
Cynosure, Inc., Class A*	2,900	33,785
Delcath Systems, Inc.*(a)	6,800	33,388
DexCom, Inc.*	13,900	110,227
Electro-Optical Sciences, Inc.*	5,500	52,690
Endologix, Inc.*	13,400	82,946
EnteroMedics, Inc.*(a)	4,600	22,034
ev3, Inc.*	22,580	277,960
Exactech, Inc.*	2,500	39,350
Greatbatch, Inc.*	6,700	150,549
Haemonetics Corp.*	7,400	415,288
Hansen Medical, Inc.*	7,200	25,200
HeartWare International, Inc.*	1,700	50,983
Home Diagnostics, Inc.*	4,500	30,420
ICU Medical, Inc.*	3,700	136,382
I-Flow Corp.*	6,900	78,591
Immucor, Inc.*	21,300	377,010
Insulet Corp.*(a)	7,900	88,717
Integra LifeSciences Holdings Corp.*	5,700	194,655
Invacare Corp.	8,700	193,836
IRIS International, Inc.*	5,400	61,020
Kensey Nash Corp.*	2,500	72,375
MAKO Surgical Corp.*	4,300	37,668
Masimo Corp.*	15,400	403,480
Medical Action Industries, Inc.*	4,300	51,901
Meridian Bioscience, Inc.	12,250	306,372
Merit Medical Systems, Inc.*	8,500	147,305
Micrus Endovascular Corp.*	4,800	62,160
Natus Medical, Inc.*	8,500	131,155
Neogen Corp.*	3,900	125,931
NuVasive, Inc.*(a)	11,000	459,360
NxStage Medical, Inc.*	7,600	50,844
OraSure Technologies, Inc.*	13,900	40,310
Orthofix International NV*	5,200	152,828
Orthovita, Inc.*	19,800	86,922
Palomar Medical Technologies, Inc.*	5,200	84,292
Quidel Corp.*	7,700	124,971
Rochester Medical Corp.*	3,000	36,120
Rockwell Medical Technologies, Inc.*(a)	4,300	33,454
RTI Biologics, Inc.*	17,300	75,255
Sirona Dental Systems, Inc.*	5,100	151,725
Somanetics Corp.*	3,000	48,360
SonoSite, Inc.*	5,200	137,592
Spectranetics Corp.*	10,700	68,587
Stereotaxis, Inc.*(a)	7,900	35,234
STERIS Corp.	17,700	538,965
SurModics, Inc.*(a)	4,600	113,160
Symmetry Medical, Inc.*	10,500	108,885
Synovis Life Technologies, Inc.*	2,700	37,260
Thoratec Corp.*	16,700	505,509
TomoTherapy, Inc.*	13,100	56,723
TranS1, Inc.*	4,000	19,240
Utah Medical Products, Inc.	1,300	38,116
Vascular Solutions, Inc.*	5,800	47,966
Volcano Corp.*	14,600	245,572
West Pharmaceutical Services, Inc.	9,900	402,039
Wright Medical Group, Inc.*	11,400	203,604
Young Innovations, Inc.	2,000	52,620
Zoll Medical Corp.*	6,300	135,576

		10,029,201

Health Care Providers & Services 3.3%
Air Methods Corp.*	3,300	107,481
Alliance HealthCare Services, Inc.*	6,700	37,922
Allied Healthcare International, Inc.*	16,900	47,320
Allion Healthcare, Inc.*	7,300	42,705
Almost Family, Inc.*	1,800	53,550
Amedisys, Inc.*(a)	7,900	344,677
America Service Group, Inc.	2,500	41,350
American Caresource Holdings, Inc.*	4,500	19,665
American Dental Partners, Inc.*	4,100	57,400
AMERIGROUP Corp.*	15,300	339,201
AMN Healthcare Services, Inc.*	9,300	88,443
Amsurg Corp.*	9,100	193,193
Assisted Living Concepts, Inc., Class A*	2,680	55,530
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Providers & Services (continued)
Bio-Reference Labs, Inc.*	3,400	$116,960
Bioscrip, Inc.*	11,700	79,092
Capital Senior Living Corp.*	6,800	41,480
CardioNet, Inc.*	5,900	39,648
Catalyst Health Solutions, Inc.*	11,100	323,565
Centene Corp.*	13,000	246,220
Chemed Corp.	6,800	298,452
Chindex International, Inc.*	3,600	45,288
Clarient, Inc.*	9,100	38,311
Continucare Corp.*	8,700	26,274
CorVel Corp.*	2,500	71,000
Cross Country Healthcare, Inc.*	9,300	86,583
Emergency Medical Services Corp., Class A*	2,700	125,550
Emeritus Corp.*	6,000	131,700
Ensign Group, Inc. (The)	4,000	56,120
Genoptix, Inc.*	4,800	166,944
Gentiva Health Services, Inc.*	8,800	220,088
Hanger Orthopedic Group, Inc.*	7,600	105,412
Health Grades, Inc.*	7,200	35,640
HealthSouth Corp.*	26,700	417,588
HealthSpring, Inc.*	15,200	186,200
Healthways, Inc.*	10,200	156,264
HMS Holdings Corp.*	7,800	298,194
inVentiv Health, Inc.*	10,600	177,338
IPC The Hospitalist Co., Inc.*	4,900	154,105
Kindred Healthcare, Inc.*	11,800	191,514
Landauer, Inc.	2,800	153,944
LCA-Vision, Inc.*	4,800	33,648
LHC Group, Inc.*	4,200	125,706
Magellan Health Services, Inc.*	10,700	332,342
Medcath Corp.*	4,500	39,465
Metropolitan Health Networks, Inc.*	12,200	26,596
Molina Healthcare, Inc.*	4,000	82,760
MWI Veterinary Supply, Inc.*	3,300	131,835
National HealthCare Corp.	2,500	93,225
National Research Corp.	400	9,652
Nighthawk Radiology Holdings, Inc.*	6,400	46,272
NovaMed, Inc.*	6,800	30,804
Odyssey HealthCare, Inc.*	10,000	125,000
Owens & Minor, Inc.	12,600	570,150
PharMerica Corp.*(a)	9,232	171,438
Providence Service Corp. (The)*	3,200	37,312
PSS World Medical, Inc.*	17,200	375,476
Psychiatric Solutions, Inc.*	17,000	454,920
RadNet, Inc.*	9,100	23,569
RehabCare Group, Inc.*	5,600	121,464
Res-Care, Inc.*	8,300	117,943
Skilled Healthcare Group, Inc., Class A*	4,900	39,347
Sun Healthcare Group, Inc.*	13,200	114,048
Sunrise Senior Living, Inc.*	10,500	31,815
Triple-S Management Corp., Class B*	6,200	103,974
U.S. Physical Therapy, Inc.*	3,500	52,745
Universal American Corp.*	8,600	81,012
Virtual Radiologic Corp.*	2,100	27,363
WellCare Health Plans, Inc.*	12,800	315,520

		9,133,312

Health Care Technology 0.7%
AMICAS, Inc.*	10,700	38,520
athenahealth, Inc.*	10,100	387,537
Computer Programs & Systems, Inc.	2,700	111,807
Eclipsys Corp.*	17,000	328,100
MedAssets, Inc.*	11,900	268,583
Medidata Solutions, Inc.*	2,000	30,300
MedQuist, Inc.	3,800	24,168
Merge Healthcare, Inc.*	9,600	39,456
Omnicell, Inc.*	9,600	106,944
Phase Forward, Inc.*	13,100	183,924
Quality Systems, Inc.	7,100	437,147
Transcend Services, Inc.*	1,900	33,193
Vital Images, Inc.*	3,700	46,324

		2,036,003

Hotels, Restaurants & Leisure 2.5%
AFC Enterprises, Inc.*	7,700	64,834
Ambassadors Group, Inc.	6,200	97,030
Ameristar Casinos, Inc.	7,800	123,084
Bally Technologies, Inc.*	16,200	621,594
Benihana, Inc., Class A*	3,900	22,347
BJ’s Restaurants, Inc.*	5,500	82,445
Bluegreen Corp.*	4,600	14,030
Bob Evans Farms, Inc.	9,300	270,258
Buffalo Wild Wings, Inc.*	5,100	212,211
California Pizza Kitchen, Inc.*	5,600	87,472
Caribou Coffee Co., Inc.*	3,000	21,660
Carrols Restaurant Group, Inc.*	3,400	25,704
CEC Entertainment, Inc.*	7,004	181,123
Cheesecake Factory, Inc. (The)*	17,400	322,248
Churchill Downs, Inc.	3,100	119,350
CKE Restaurants, Inc.	14,800	155,252
Cracker Barrel Old Country Store, Inc.	6,700	230,480
Denny’s Corp.*	29,100	77,406
DineEquity, Inc.(a)	5,300	131,175
Domino’s Pizza, Inc.*	11,200	99,008
Dover Downs Gaming & Entertainment, Inc.	4,300	24,510
Einstein Noah Restaurant Group, Inc.*	1,400	16,856
Frisch’s Restaurants, Inc.	600	15,528
Gaylord Entertainment Co.*(a)	10,500	211,050
Great Wolf Resorts, Inc.*	8,800	31,416
Interval Leisure Group, Inc.*	12,700	158,496
Isle of Capri Casinos, Inc.*	4,700	55,413
Jack in the Box, Inc.*	17,240	353,248
Krispy Kreme Doughnuts, Inc.*	17,700	63,189
Lakes Entertainment, Inc.*	5,400	18,144
Landry’s Restaurants, Inc.*	2,000	21,000
Life Time Fitness, Inc.*	12,200	342,210
Luby’s, Inc.*	6,700	28,140
Marcus Corp.	6,500	83,135
McCormick & Schmick’s Seafood Restaurants, Inc.*	5,100	37,944
Monarch Casino & Resort, Inc.*	2,700	29,052
Morgans Hotel Group Co.*	6,600	35,772
Multimedia Games, Inc.*	8,100	41,472
O’Charleys, Inc.*	5,200	48,724
Orient-Express Hotels Ltd., Class A	23,300	268,183
P.F. Chang’s China Bistro, Inc.*(a)	6,900	234,393
Papa John’s International, Inc.*	6,600	162,162
Peet’s Coffee & Tea, Inc.*	3,200	90,336
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc.*	18,200	$185,458
Red Lion Hotels Corp.*	5,300	30,475
Red Robin Gourmet Burgers, Inc.*	4,400	89,848
Ruby Tuesday, Inc.*	19,700	165,874
Ruth’s Hospitality Group, Inc.*	6,000	25,320
Shuffle Master, Inc.*	16,100	151,662
Sonic Corp.*	18,400	203,504
Speedway Motorsports, Inc.	4,300	61,877
Steak N Shake Co. (The)*	7,400	87,098
Texas Roadhouse, Inc., Class A*	15,100	160,362
Town Sports International Holdings, Inc.*	5,600	14,056
Universal Travel Group*	2,600	33,540
Vail Resorts, Inc.*	8,900	298,506
Youbet.com, Inc.*	9,100	19,110

		6,855,774

Household Durables 1.2%
American Greetings Corp., Class A	11,900	265,370
Beazer Homes USA, Inc.*	10,300	57,577
Blyth, Inc.	1,650	63,905
Brookfield Homes Corp.*(a)	3,200	21,376
Cavco Industries, Inc.*	2,000	71,000
CSS Industries, Inc.	2,500	49,425
Ethan Allen Interiors, Inc.	6,700	110,550
Furniture Brands International, Inc.*	12,600	69,678
Helen of Troy Ltd.*	9,000	174,870
Hooker Furniture Corp.	3,300	44,550
Hovnanian Enterprises, Inc., Class A*(a)	14,900	57,216
iRobot Corp.*	5,900	72,629
La-Z-Boy, Inc., Class Z	15,300	132,345
M/I Homes, Inc.*	5,500	74,745
Meritage Homes Corp.*	9,500	192,850
National Presto Industries, Inc.	1,500	129,765
NIVS IntelliMedia Technology Group, Inc.*(a)	1,800	4,824
Ryland Group, Inc.	12,400	261,268
Sealy Corp.*	13,700	43,840
Skyline Corp.	2,100	47,376
Standard Pacific Corp.*	30,600	112,914
Stanley Furniture Co., Inc.	3,100	32,147
Tempur-Pedic International, Inc.*	22,000	416,680
Tupperware Brands Corp.	19,000	758,480
Universal Electronics, Inc.*	4,100	83,722

		3,349,102

Household Products 0.1%
Central Garden and Pet Co., Class A*	18,800	205,484
Oil-Dri Corp of America	1,500	21,750
Orchids Paper Products Co.*(a)	1,300	26,000
WD-40 Co.	5,000	142,000

		395,234

Independent Power Producers & Energy Traders 0.0%
US Geothermal, Inc.*	18,700	29,172

Industrial Conglomerates 0.3%
Otter Tail Corp.(a)	10,700	256,051
Raven Industries, Inc.	5,300	141,669
Seaboard Corp.	104	135,202
Standex International Corp.	4,100	81,303
Tredegar Corp.	8,921	129,355
United Capital Corp.*	600	13,872

		757,452

Information Technology Services 2.4%
Acxiom Corp.*	20,600	194,876
CACI International, Inc., Class A*	8,700	411,249
Cass Information Systems, Inc.	2,660	79,428
China Information Security Technology, Inc.*	8,200	45,428
CIBER, Inc.*	20,800	83,200
Computer Task Group, Inc.*	4,500	36,495
CSG Systems International, Inc.*	10,600	169,706
CyberSource Corp.*	20,924	348,803
eLoyalty Corp.*	1,800	14,418
Euronet Worldwide, Inc.*	14,750	354,442
ExlService Holdings, Inc.*	4,500	66,870
Forrester Research, Inc.*	4,700	125,208
Gartner, Inc.*	17,900	327,033
Global Cash Access Holdings, Inc.*	11,300	82,603
Hackett Group, Inc. (The)*	11,700	33,930
Heartland Payment Systems, Inc.	11,100	161,061
iGate Corp.	7,000	60,060
infoGROUP, Inc.*	10,700	75,007
Information Services Group, Inc.*	7,200	28,728
Integral Systems, Inc.*	3,722	25,682
Lionbridge Technologies, Inc.*	20,500	53,300
Mantech International Corp., Class A*	6,300	297,108
MAXIMUS, Inc.	5,200	242,320
MoneyGram International, Inc.*	25,000	78,500
NCI, Inc., Class A*	1,700	48,722
Ness Technologies, Inc.*	11,700	92,313
Online Resources Corp.*	7,700	47,509
Perot Systems Corp., Class A*	26,700	792,990
RightNow Technologies, Inc.*	6,600	95,304
Sapient Corp.*	25,500	205,020
SRA International, Inc., Class A*	12,600	272,034
StarTek, Inc.*	2,900	25,172
Syntel, Inc.	3,900	186,147
TeleTech Holdings, Inc.*	9,800	167,188
Tier Technologies, Inc., Class B*	5,300	44,944
TNS, Inc.*	7,600	208,240
Unisys Corp.*	112,200	299,574
VeriFone Holdings, Inc.*	21,800	346,402
Virtusa Corp.*	4,900	46,501
Wright Express Corp.*	11,600	342,316

		6,615,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Insurance 3.1%
AMBAC Financial Group, Inc.(a)	85,800	$144,144
American Equity Investment Life Holding Co.	18,000	126,360
American Physicians Capital, Inc.	2,666	76,807
American Physicians Service Group, Inc.	1,500	34,560
American Safety Insurance Holdings Ltd.*	2,800	44,240
AMERISAFE, Inc.*	5,400	93,150
Amtrust Financial Services, Inc.	6,900	78,729
Argo Group International Holdings Ltd.*	9,309	313,527
Assured Guaranty Ltd.	31,700	615,614
Baldwin & Lyons, Inc., Class B	2,700	63,315
Citizens, Inc.*(a)	10,400	65,936
CNA Surety Corp.*	5,300	85,860
Conseco, Inc.*	54,900	288,774
Crawford & Co., Class B*	7,600	33,516
Delphi Financial Group, Inc., Class A	14,000	316,820
Donegal Group, Inc., Class A	3,600	55,584
Eastern Insurance Holdings, Inc.	3,000	28,590
eHealth, Inc.*	7,500	108,900
EMC Insurance Group, Inc.	1,600	33,808
Employers Holdings, Inc.	14,100	218,268
Enstar Group Ltd.*	2,200	136,994
FBL Financial Group, Inc., Class A	4,100	79,663
First Acceptance Corp.*	5,200	14,040
First Mercury Financial Corp.	4,300	57,276
Flagstone Reinsurance Holdings Ltd.	11,800	133,104
FPIC Insurance Group, Inc.*	2,100	70,455
Greenlight Capital Re Ltd., Class A*	8,600	161,680
Greenlight Capital Re, Ltd., Class A*	100	1,880
Hallmark Financial Services*	2,800	22,540
Harleysville Group, Inc.	4,400	139,260
Hilltop Holdings, Inc.*	11,400	139,764
Horace Mann Educators Corp.	11,900	166,243
Independence Holding Co.	1,100	6,468
Infinity Property & Casualty Corp.	4,200	178,416
Kansas City Life Insurance Co.	1,300	40,482
Maiden Holdings Ltd.	14,800	107,596
Max Capital Group Ltd.	14,000	299,180
Meadowbrook Insurance Group, Inc.	18,842	139,431
Mercer Insurance Group, Inc.	1,700	30,719
Montpelier Re Holdings Ltd.	25,000	408,000
National Financial Partners Corp.*	12,500	109,000
National Interstate Corp.	2,000	35,000
National Western Life Insurance Co., Class A	721	126,882
Navigators Group, Inc.*	3,800	209,000
NYMAGIC, Inc.	1,500	25,890
Phoenix Cos., Inc. (The)*	35,000	113,750
Platinum Underwriters Holdings Ltd.	15,000	537,600
PMA Capital Corp., Class A*	10,300	58,607
Presidential Life Corp.	6,900	71,484
ProAssurance Corp.*	9,980	520,856
RLI Corp.	5,700	300,846
Safety Insurance Group, Inc.	3,500	115,220
SeaBright Insurance Holdings, Inc.*	5,600	63,952
Selective Insurance Group	16,000	251,680
State Auto Financial Corp.	4,500	80,685
Stewart Information Services Corp.	5,200	64,324
Tower Group, Inc.	12,200	297,558
United America Indemnity Ltd., Class A*	11,718	86,596
United Fire & Casualty Co.	7,300	130,670
Universal Insurance Holdings, Inc.	3,900	19,617
Zenith National Insurance Corp.	11,300	349,170

		8,728,080

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	8,500	29,325
Blue Nile, Inc.*(a)	3,800	236,056
Drugstore.Com, Inc.*	28,400	69,012
Gaiam, Inc., Class A*	5,800	40,484
HSN, Inc.*	12,000	195,360
NutriSystem, Inc.(a)	9,300	141,918
Orbitz Worldwide, Inc.*	11,500	71,070
Overstock.com, Inc.*(a)	5,200	76,284
PetMed Express, Inc.	6,700	126,295
Shutterfly, Inc.*	6,100	101,443
Stamps.com, Inc.*	3,300	30,525
Ticketmaster Entertainment, Inc.*	12,100	141,449
US Auto Parts Network, Inc.*	2,500	13,625

		1,272,846

Internet Software & Services 2.0%
Art Technology Group, Inc.*	38,300	147,838
comScore, Inc.*	6,500	117,065
Constant Contact, Inc.*	7,300	140,525
DealerTrack Holdings, Inc.*	11,400	215,574
Dice Holdings, Inc.*	5,000	32,800
Digital River, Inc.*	11,200	451,584
DivX, Inc.*	11,400	62,244
EarthLink, Inc.	30,100	253,141
GSI Commerce, Inc.*	8,400	162,204
Imergent, Inc.	2,200	17,336
InfoSpace, Inc.*	10,600	82,044
Innodata Isogen, Inc.*	5,200	41,340
Internap Network Services Corp.*	15,400	49,434
Internet Brands, Inc., Class A*	8,700	69,426
Internet Capital Group, Inc.*	11,100	92,796
iPass, Inc.*	15,100	20,838
j2 Global Communications, Inc.*	13,500	310,635
Keynote Systems, Inc.*	3,700	34,891
Knot, Inc. (The)*	9,100	99,372
Limelight Networks, Inc.*	9,300	37,758
Liquidity Services, Inc.*	4,700	48,504
LivePerson, Inc.*	11,600	58,464
LogMeIn, Inc.*	2,100	38,451
LoopNet, Inc.*	6,100	55,144
Marchex, Inc., Class B	6,000	29,460
MercadoLibre, Inc.*	7,800	299,988
ModusLink Global Solutions, Inc.*	13,590	109,943
Move, Inc.*	49,200	132,840
NIC, Inc.	15,300	136,017
Omniture, Inc.*	20,746	444,794
OpenTable, Inc.*(a)	900	24,804
Openwave Systems, Inc.*	23,800	61,880
Perficient, Inc.*	9,500	78,565
Rackspace Hosting, Inc.*(a)	20,100	342,906
RealNetworks, Inc.*	25,100	93,372
Saba Software, Inc.*	7,400	31,154
SAVVIS, Inc.*	11,400	180,348
support.com, Inc.*	14,000	33,600
Switch & Data Facilities Co., Inc.*	6,700	91,187
TechTarget, Inc.*	3,800	21,660
Terremark Worldwide, Inc.*	17,300	107,606
Travelzoo, Inc.*	1,800	25,434
United Online, Inc.	25,302	203,428
ValueClick, Inc.*	26,100	344,259
Vocus, Inc.*	5,000	104,450
Web.com Group, Inc.*	8,000	56,720
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Internet Software & Services (continued)
Zix Corp.*	19,200	$42,240

		5,636,063

Leisure Equipment & Products 0.7%
Brunswick Corp.	26,700	319,866
Callaway Golf Co.	19,100	145,351
Eastman Kodak Co.(a)	81,200	388,136
JAKKS Pacific, Inc.*	8,100	115,992
Leapfrog Enterprises, Inc.*	10,300	42,333
Marine Products Corp.	3,200	17,696
Polaris Industries, Inc.	9,300	379,254
Pool Corp.	14,600	324,412
RC2 Corp.*	6,200	88,350
Smith & Wesson Holding Corp.*	17,200	89,956
Sport Supply Group, Inc.	3,500	35,665
Steinway Musical Instruments*	2,200	26,114
Sturm Ruger & Co., Inc.(a)	5,300	68,582

		2,041,707

Life Sciences Tools & Services 0.8%
Accelrys, Inc.*	7,200	41,760
Affymetrix, Inc.*	21,400	187,892
Albany Molecular Research, Inc.*	7,700	66,682
BioDelivery Sciences International, Inc.*(a)	1,800	8,640
Bruker Corp.*	14,800	157,916
Cambrex Corp.*	8,900	56,070
Dionex Corp.*	5,400	350,838
Enzo Biochem, Inc.*	10,000	70,800
eResearchTechnology, Inc.*	12,900	90,300
Harvard Bioscience, Inc.*	7,400	28,046
Kendle International, Inc.*	3,900	65,208
Life Sciences Research, Inc.*	2,800	22,288
Luminex Corp.*	12,500	212,500
Parexel International Corp.*	17,400	236,466
Sequenom, Inc.*(a)	15,800	51,034
Varian, Inc.*	8,900	454,434

		2,100,874

Machinery 2.8%
3D Systems Corp.*	5,600	51,688
Actuant Corp., Class A	20,500	329,230
Alamo Group, Inc.	1,900	30,020
Albany International Corp., Class A	8,200	159,080
Altra Holdings, Inc.*	7,600	85,044
American Railcar Industries, Inc.	2,800	29,708
Ampco-Pittsburgh Corp.	2,800	74,452
Astec Industries, Inc.*	5,350	136,264
Badger Meter, Inc.	4,100	158,629
Barnes Group, Inc.	14,100	240,969
Blount International, Inc.*	12,600	119,322
Briggs & Stratton Corp.	15,100	293,091
Cascade Corp.	2,700	72,198
Chart Industries, Inc.*	8,600	185,674
China Fire & Security Group, Inc.*(a)	4,600	88,320
CIRCOR International, Inc.	4,900	138,474
Clarcor, Inc.	15,400	482,944
Colfax Corp.*	7,800	82,914
Columbus Mckinnon Corp.*	5,800	87,870
Dynamic Materials Corp.	3,600	71,856
Eastern Co. (The)	2,200	34,980
Energy Recovery, Inc.*	10,200	59,364
EnPro Industries, Inc.*	6,000	137,160
ESCO Technologies, Inc.*	7,900	311,260
Federal Signal Corp.	14,700	105,693
Flanders Corp.*	5,100	26,316
Flow International Corp.*	11,400	29,526
Force Protection, Inc.*	21,200	115,752
FreightCar America, Inc.	3,200	77,760
Gorman-Rupp Co. (The)	4,775	118,945
Graham Corp.	2,400	37,320
Greenbrier Cos., Inc.	5,500	64,405
Hurco Cos., Inc.*	1,900	32,452
John Bean Technologies Corp.	8,700	158,079
Kadant, Inc.*	3,700	44,881
Kaydon Corp.	10,100	327,442
K-Tron International, Inc.*	800	76,168
LB Foster Co., Class A*	3,100	94,798
Lindsay Corp.(a)	3,400	133,892
Met-Pro Corp.	4,400	42,636
Middleby Corp.*	4,962	272,960
Miller Industries, Inc.*	3,000	33,000
Mueller Industries, Inc.	11,200	267,344
Mueller Water Products, Inc., Class A	44,500	243,860
NACCO Industries, Inc., Class A	1,600	96,112
Nordson Corp.	10,200	572,118
Omega Flex, Inc.	800	13,416
PMFG, Inc.*	4,200	54,012
Portec Rail Products, Inc.	2,400	22,776
RBC Bearings, Inc.*	6,600	153,978
Robbins & Myers, Inc.	8,000	187,840
Sauer-Danfoss, Inc.	3,700	28,379
SmartHeat, Inc.*	2,000	23,740
Sun Hydraulics Corp.	3,800	80,028
Tecumseh Products Co., Class A*	5,100	57,783
Tennant Co.	5,600	162,736
Titan International, Inc.	10,625	94,563
Trimas Corp.*	4,300	21,930
Twin Disc, Inc.	2,600	32,422
Watts Water Technologies, Inc., Class A	8,547	258,547

		7,624,120

Marine 0.2%
American Commercial Lines, Inc.*	2,700	78,624
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Marine (continued)
Eagle Bulk Shipping, Inc.(a)	17,000	$87,210
Genco Shipping & Trading Ltd.(a)	7,800	162,084
Horizon Lines, Inc., Class A	8,000	50,800
International Shipholding Corp.	1,500	46,215
TBS International Ltd., Class A*	3,200	27,840
Ultrapetrol Bahamas Ltd.*	7,200	35,424

		488,197

Media 1.0%
Arbitron, Inc.	7,400	153,624
Ascent Media Corp., Class A*	4,300	110,080
Belo Corp., Class A	27,000	146,070
Carmike Cinemas, Inc.*	3,300	33,363
Cinemark Holdings, Inc.	10,100	104,636
CKX, Inc.*	18,800	126,148
Crown Media Holdings, Inc., Class A*(a)	3,600	5,616
Dolan Media Co.*	9,100	109,109
E.W. Scripps Co. (The), Class A*	9,700	72,750
Fisher Communications, Inc.*	1,900	34,542
Global Sources Ltd.*	5,395	37,064
Harte-Hanks, Inc.	11,476	158,713
Journal Communications, Inc., Class A	13,200	48,576
Knology, Inc.*	9,000	87,750
LIN TV Corp., Class A*	6,400	30,272
Live Nation, Inc.*	26,200	214,578
LodgeNet Interactive Corp.*	6,100	46,055
Martha Stewart Living Omnimedia, Class A*	7,100	44,446
Mediacom Communications Corp., Class A*	11,900	68,544
National CineMedia, Inc.	12,800	217,216
Outdoor Channel Holdings, Inc.*	4,900	32,046
Playboy Enterprises, Inc., Class B*	3,700	11,174
Primedia, Inc.	7,883	19,865
RCN Corp.*	11,900	110,670
Reading International, Inc., Class A*	6,700	27,537
Rentrak Corp.*	2,500	44,650
Scholastic Corp.	6,800	165,512
Sinclair Broadcast Group, Inc., Class A	13,000	46,540
Valassis Communications, Inc.*	14,600	261,048
Value Line, Inc.	200	6,174
World Wrestling Entertainment, Inc., Class A	6,600	92,466

		2,666,834

Metals & Mining 0.9%
Allied Nevada Gold Corp.*	15,600	152,724
AM Castle & Co.	5,000	49,700
AMCOL International Corp.	7,600	173,964
Brush Engineered Materials, Inc.*	6,100	149,206
Century Aluminum Co.*	13,600	127,160
China Precision Steel, Inc.*	9,200	25,024
Coeur d’Alene Mines Corp.*	22,360	458,380
General Moly, Inc.*	19,300	60,795
General Steel Holdings, Inc.*(a)	4,400	17,116
Haynes International, Inc.*	3,600	114,552
Hecla Mining Co.*(a)	63,200	277,448
Horsehead Holding Corp.*	12,300	144,156
Kaiser Aluminum Corp.	4,700	170,892
Olympic Steel, Inc.	2,400	68,856
Paramount Gold and Silver Corp.*(a)	19,100	26,167
RTI International Metals, Inc.*	8,600	214,226
Stillwater Mining Co.*	12,400	83,328
Sutor Technology Group Ltd.*	2,800	8,848
Universal Stainless & Alloy*	2,000	36,500
US Gold Corp.*	22,800	65,892
Worthington Industries, Inc.	18,200	252,980

		2,677,914

Multiline Retail 0.3%
99 Cents Only Stores*	14,200	190,990
Dillard’s, Inc., Class A(b)	15,500	218,550
Fred’s, Inc., Class A	12,100	154,033
Retail Ventures, Inc.*	8,300	43,741
Saks, Inc.*(a)	34,500	235,290
Tuesday Morning Corp.*	9,900	41,184

		883,788

Multi-Utilities 0.4%
Avista Corp.	16,500	333,630
Black Hills Corp.	11,800	297,006
CH Energy Group, Inc.	4,800	212,688
Florida Public Utilities Co.	1,800	21,870
NorthWestern Corp.	10,800	263,844

		1,129,038

Oil, Gas & Consumable Fuels 3.0%
Alon USA Energy, Inc.(a)	2,400	23,832
Apco Oil and Gas International, Inc.	3,100	71,052
Approach Resources, Inc.*	4,600	41,768
Arena Resources, Inc.*	11,600	411,800
Atlas America, Inc.(a)	—	0
Atlas Energy, Inc.	10,600	286,942
ATP Oil & Gas Corp.*(a)	10,200	182,478
Berry Petroleum Co., Class A	13,000	348,140
Bill Barrett Corp.*	11,600	380,364
BPZ Resources, Inc.*(a)	28,400	213,568
Brigham Exploration Co.*	24,000	217,920
Carrizo Oil & Gas, Inc.*	8,400	205,716
Cheniere Energy, Inc.*(a)	17,000	49,810
Clayton Williams Energy, Inc.*	1,787	53,824
Clean Energy Fuels Corp.*	10,500	151,305
Contango Oil & Gas Co.*	3,700	188,922
CREDO Petroleum Corp.*	2,800	28,336
Crosstex Energy, Inc.	10,500	55,440
Cubic Energy, Inc.*	7,200	6,768
CVR Energy, Inc.*	7,400	92,056
Delek US Holdings, Inc.	4,200	35,994
Delta Petroleum Corp.*	53,900	94,325
DHT Maritime, Inc.	14,100	53,016
Endeavour International Corp.*	37,700	45,617
Evergreen Energy, Inc.*(a)	41,600	25,792
FX Energy, Inc.*	13,000	41,990
General Maritime Corp.	14,818	114,691
GeoResources, Inc.*	2,400	26,520
GMX Resources, Inc.*(a)	6,800	106,828
Golar LNG Ltd.	10,700	118,342
Goodrich Petroleum Corp.*(a)	7,371	190,246
Gran Tierra Energy, Inc.*	61,700	256,672
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Green Plains Renewable Energy, Inc.*	3,800	$26,980
Gulfport Energy Corp.*	7,900	69,046
Harvest Natural Resources, Inc.*	10,000	51,300
International Coal Group, Inc.*	27,500	110,825
Isramco, Inc.*	300	39,192
James River Coal Co.*	7,900	150,969
Knightsbridge Tankers Ltd.	5,200	67,808
McMoRan Exploration Co.*	23,000	173,650
Nordic American Tanker Shipping(a)	12,800	378,624
Northern Oil And Gas, Inc.*	9,200	77,280
Oilsands Quest, Inc.*(a)	59,100	66,783
Panhandle Oil and Gas, Inc., Class A	2,300	49,128
Parallel Petroleum Corp.*	9,700	30,749
Patriot Coal Corp.*(a)	22,200	261,072
Penn Virginia Corp.	13,700	313,867
Petroleum Development Corp.*	5,300	98,898
PetroQuest Energy, Inc.*	14,000	90,860
PrimeEnergy Corp.*	200	5,736
Rex Energy Corp.*	7,700	64,295
Rosetta Resources, Inc.*	15,800	232,102
Ship Finance International Ltd.(a)	13,300	163,457
Stone Energy Corp.*	11,991	195,573
Swift Energy Co.*	11,300	267,584
Syntroleum Corp.*	19,100	51,570
Teekay Tankers Ltd., Class A(a)	1,900	15,865
Toreador Resources Corp.*(a)	6,500	64,935
Uranerz Energy Corp.*	13,400	30,686
Uranium Energy Corp.*	13,900	41,005
USEC, Inc.*	34,000	159,460
VAALCO Energy, Inc.*	17,000	78,200
Venoco, Inc.*	5,500	63,305
W&T Offshore, Inc.	10,300	120,613
Warren Resources, Inc.*	17,800	52,688
Western Refining, Inc.*	10,900	70,305
Westmoreland Coal Co.*	3,200	26,016
World Fuel Services Corp.	8,900	427,823
Zion Oil & Gas, Inc.*	3,000	29,280

		8,337,603

Paper & Forest Products 0.7%
Buckeye Technologies, Inc.*	11,700	125,541
Clearwater Paper Corp.*	3,385	139,902
Deltic Timber Corp.	3,200	146,464
Domtar Corp.*	12,600	443,772
Glatfelter	13,800	158,424
KapStone Paper and Packaging Corp.*	5,200	42,328
Louisiana-Pacific Corp.*	31,400	209,438
Neenah Paper, Inc.	5,100	60,027
Schweitzer-Mauduit International, Inc.	4,400	239,184
Wausau Paper Corp.	13,200	132,000

		1,697,080

Personal Products 0.6%
American Oriental Bioengineering, Inc.*(a)	18,300	88,938
Bare Escentuals, Inc.*	20,000	237,800
Chattem, Inc.*	5,600	371,896
China Sky One Medical, Inc.*(a)	3,200	42,208
China-Biotics, Inc.*	2,200	35,200
Elizabeth Arden, Inc.*	7,300	85,921
Female Health Co. (The)*	3,800	19,190
Inter Parfums, Inc.	4,500	54,945
Mannatech, Inc.(a)	4,800	18,384
Medifast, Inc.*	3,500	76,020
Nu Skin Enterprises, Inc., Class A	15,000	277,950
Nutraceutical International Corp.*	4,000	45,080
Prestige Brands Holdings, Inc.*	10,300	72,512
Revlon, Inc., Class A*	5,900	28,674
Schiff Nutrition International, Inc.	3,500	18,235
USANA Health Sciences, Inc.*(a)	2,100	71,631

		1,544,584

Pharmaceuticals 1.5%
Acura Pharmaceuticals, Inc.*(a)	2,700	13,797
Adolor Corp.*	13,900	22,101
Akorn, Inc.*	17,000	23,290
Ardea Biosciences, Inc.*	4,300	78,776
ARYx Therapeutics, Inc.*	7,800	24,414
Auxilium Pharmaceuticals, Inc.*	12,900	441,309
AVANIR Pharmaceuticals, Inc., Class A*	15,800	32,864
Biodel, Inc.*	5,800	31,146
BioMimetic Therapeutics, Inc.*	4,127	50,391
BMP Sunstone Corp.*(a)	10,200	41,514
Cadence Pharmaceuticals, Inc.*(a)	8,200	90,692
Caraco Pharmaceutical Laboratories Ltd.*	3,400	17,306
Cornerstone Therapeutics, Inc.*	1,200	7,860
Cumberland Pharmaceuticals, Inc.*	2,300	37,237
Cypress Bioscience, Inc.*	11,400	93,138
Depomed, Inc.*	15,500	67,735
Discovery Laboratories, Inc.*(a)	28,100	38,216
Durect Corp.*	26,400	70,488
Hi-Tech Pharmacal Co., Inc.*	2,000	44,880
Impax Laboratories, Inc.*	18,400	160,816
Inspire Pharmaceuticals, Inc.*	18,000	93,960
ISTA Pharmaceuticals, Inc.*	9,000	40,140
Javelin Pharmaceuticals, Inc.*(a)	15,200	29,640
KV Pharmaceutical Co., Class A*	9,500	29,165
Lannett Co., Inc.*	2,900	21,692
MAP Pharmaceuticals, Inc.*	2,500	26,150
Matrixx Initiatives, Inc.*(a)	1,300	7,384
Medicines Co. (The)*	16,000	176,160
Medicis Pharmaceutical Corp., Class A	17,100	365,085
MiddleBrook Pharmaceuticals, Inc.*(a)	12,100	13,915
Nektar Therapeutics*	28,000	272,720
Obagi Medical Products, Inc.*	5,200	60,320
Optimer Pharmaceuticals, Inc.*(a)	8,700	117,711
Pain Therapeutics, Inc.*	11,500	58,190
Par Pharmaceutical Cos., Inc.*	10,500	225,855
Pozen, Inc.*	8,700	64,032
Questcor Pharmaceuticals, Inc.*	17,100	94,392
Repros Therapeutics, Inc.*	2,800	2,520
Salix Pharmaceuticals Ltd.*	14,000	297,640
Santarus, Inc.*	15,700	51,653
Sucampo Pharmaceuticals, Inc., Class A*	3,100	18,073
SuperGen, Inc.*	17,900	47,793
ViroPharma, Inc.*	23,400	225,108
Vivus, Inc.*	23,300	243,485
XenoPort, Inc.*	9,000	191,070

		4,161,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Professional Services 1.5%
Acacia Research — Acacia Technologies*	9,200	$80,132
Administaff, Inc.	6,400	168,128
Advisory Board Co. (The)*	4,700	118,158
Barrett Business Services, Inc.	2,300	24,334
CBIZ, Inc.*	13,400	99,964
CDI Corp.	3,700	51,985
COMSYS IT Partners, Inc.*	4,700	30,080
Corporate Executive Board Co. (The)	10,300	256,470
CoStar Group, Inc.*	6,000	247,320
CRA International, Inc.*	3,000	81,870
Diamond Management & Technology Consultants, Inc.	7,500	51,375
Exponent, Inc.*	4,100	115,497
First Advantage Corp., Class A*	3,300	61,215
Franklin Covey Co.*	3,800	22,230
GP Strategies Corp.*	4,800	35,952
Heidrick & Struggles International, Inc.	4,600	106,996
Hill International, Inc.*	7,500	53,250
Huron Consulting Group, Inc.*	6,100	157,563
ICF International, Inc.*	2,700	81,864
Kelly Services, Inc., Class A	8,700	107,010
Kforce, Inc.*	8,700	104,574
Korn/Ferry International*	13,500	196,965
MPS Group, Inc.*	28,000	294,560
Navigant Consulting, Inc.*	15,100	203,850
Odyssey Marine Exploration, Inc.*(a)	16,300	30,318
On Assignment, Inc.*	10,900	63,765
Resources Connection, Inc.*	13,600	232,016
School Specialty, Inc.*	5,500	130,460
Spherion Corp.*	15,700	97,497
TrueBlue, Inc.*	13,300	187,131
Volt Information Sciences, Inc.*	4,000	48,880
VSE Corp.	900	35,109
Watson Wyatt Worldwide, Inc., Class A	12,900	561,924

		4,138,442

Real Estate Investment Trusts (REITs) 5.9%
Acadia Realty Trust	12,039	181,428
Agree Realty Corp.	2,200	50,446
Alexander’s, Inc.	700	207,116
American Campus Communities, Inc.	15,820	424,767
American Capital Agency Corp.	3,400	96,730
Anthracite Capital, Inc.*(a)	23,500	24,675
Anworth Mortgage Asset Corp.	32,100	252,948
Ashford Hospitality Trust, Inc.*	17,550	60,723
Associated Estates Realty Corp.	4,500	43,290
BioMed Realty Trust, Inc.	29,700	409,860
CapLease, Inc.	14,700	59,241
Capstead Mortgage Corp.	18,000	250,380
Care Investment Trust, Inc.	4,100	31,447
CBL & Associates Properties, Inc.(a)	41,800	405,460
Cedar Shopping Centers, Inc.	13,000	83,850
Cogdell Spencer, Inc.	9,100	43,680
Colonial Properties Trust	14,800	144,004
Cousins Properties, Inc.(a)	20,602	170,584
Cypress Sharpridge Investments, Inc.*	4,800	68,160
DCT Industrial Trust, Inc.	61,900	316,309
Developers Diversified Realty Corp.	43,300	400,092
DiamondRock Hospitality Co.*	33,600	272,160
DuPont Fabros Technology, Inc.*	8,000	106,640
Dynex Capital, Inc.(a)	3,400	28,662
EastGroup Properties, Inc.	7,600	290,472
Education Realty Trust, Inc.	16,000	94,880
Entertainment Properties Trust	10,600	361,884
Equity Lifestyle Properties, Inc.	7,600	325,204
Equity One, Inc.(a)	9,900	155,133
Extra Space Storage, Inc.	26,200	276,410
FelCor Lodging Trust, Inc.	19,600	88,788
First Industrial Realty Trust, Inc.	12,000	63,000
First Potomac Realty Trust	8,300	95,948
Franklin Street Properties Corp.	19,000	248,900
Getty Realty Corp.	5,300	130,062
Gladstone Commercial Corp.	2,700	36,936
Glimcher Realty Trust	15,400	56,518
Government Properties Income Trust*	3,300	79,233
Gramercy Capital Corp.*	12,870	31,274
Hatteras Financial Corp.	10,400	311,792
Healthcare Realty Trust, Inc.	18,000	380,340
Hersha Hospitality Trust	14,100	43,710
Highwoods Properties, Inc.	21,500	676,175
Home Properties, Inc.	10,000	430,900
Inland Real Estate Corp.	21,300	186,588
Invesco Mortgage Capital, Inc.*	2,500	54,625
Investors Real Estate Trust	19,200	173,568
iStar Financial, Inc.*(a)	30,200	91,808
Kilroy Realty Corp.	13,100	363,394
Kite Realty Group Trust	12,900	53,793
LaSalle Hotel Properties	19,200	377,472
Lexington Realty Trust	26,621	135,767
LTC Properties, Inc.	7,000	168,280
Medical Properties Trust, Inc.	24,300	189,783
MFA Financial, Inc.	82,400	655,904
Mid-America Apartment Communities, Inc.	8,500	383,605
Mission West Properties, Inc.	5,200	34,996
Monmouth Real Estate Investment Corp., Class A	6,500	45,240
National Health Investors, Inc.	7,900	250,035
National Retail Properties, Inc.	24,186	519,273
NorthStar Realty Finance Corp.	17,986	63,131
Omega Healthcare Investors, Inc.	25,000	400,500
Parkway Properties, Inc.	6,500	128,050
Pennsylvania Real Estate Investment Trust(a)	11,700	89,037
Pennymac Mortgage Investment Trust*	4,300	85,613
Post Properties, Inc.	13,400	241,200
Potlatch Corp.	12,000	341,400
PS Business Parks, Inc.	5,400	277,128
RAIT Financial Trust(a)	17,700	52,038
Ramco-Gershenson Properties Trust	6,700	59,764
Redwood Trust, Inc.	23,500	364,250
Resource Capital Corp.	6,300	34,272
Saul Centers, Inc.	1,900	60,990
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.	6,900	$209,967
Starwood Property Trust, Inc.*	12,000	243,000
Strategic Hotels & Resorts, Inc.*	18,800	48,692
Sun Communities, Inc.	5,000	107,600
Sunstone Hotel Investors, Inc.*	22,754	161,553
Tanger Factory Outlet Centers	11,700	436,878
Transcontinental Realty Investors, Inc.*	900	10,530
UMH Properties, Inc.	2,600	21,190
Universal Health Realty Income Trust	3,400	110,670
Urstadt Biddle Properties, Inc., Class A	6,800	99,212
U-Store-It Trust	23,900	149,375
Walter Investment Management Corp.	5,200	83,304
Washington Real Estate Investment Trust	17,102	492,538
Winthrop Realty Trust	3,440	33,506

		16,399,730

Real Estate Management & Development 0.1%
American Realty Investors, Inc.*	600	6,942
Avatar Holdings, Inc.*	1,800	34,200
China Housing & Land Development, Inc.*(a)	6,800	26,180
Consolidated-Tomoka Land Co.	1,800	68,940
Forestar Group, Inc.*	10,900	187,262
Tejon Ranch Co.*	3,500	89,880

		413,404

Road & Rail 1.0%
Amerco, Inc.*	2,900	132,994
Arkansas Best Corp.	7,600	227,544
Avis Budget Group, Inc.*	30,800	411,488
Celadon Group, Inc.*	6,700	75,777
Dollar Thrifty Automotive Group, Inc.*	6,200	152,458
Genesee & Wyoming, Inc., Class A*	11,200	339,584
Heartland Express, Inc.	15,300	220,320
Knight Transportation, Inc.	17,300	290,294
Marten Transport Ltd.*	4,641	79,175
Old Dominion Freight Line, Inc.*	8,400	255,612
Patriot Transportation Holding, Inc.*	400	30,200
Saia, Inc.*	3,800	61,104
Universal Truckload Services, Inc.	1,900	31,369
USA Truck, Inc.*	2,400	30,480
Werner Enterprises, Inc.	12,000	223,560
YRC Worldwide, Inc.*(a)	15,900	70,755

		2,632,714

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	7,900	96,143
Advanced Analogic Technologies, Inc.*	13,000	51,610
Advanced Energy Industries, Inc.*	10,000	142,400
Amkor Technology, Inc.*	33,100	227,728
Anadigics, Inc.*	19,100	89,961
Applied Micro Circuits Corp.*	20,000	199,800
Atheros Communications, Inc.*	17,900	474,887
ATMI, Inc.*	9,500	172,425
Brooks Automation, Inc.*	19,500	150,735
Cabot Microelectronics Corp.*	7,100	247,506
Cavium Networks, Inc.*	11,000	236,170
Ceva, Inc.*	5,900	63,425
Cirrus Logic, Inc.*	19,800	110,088
Cohu, Inc.	7,100	96,276
Cymer, Inc.*	8,500	330,310
Diodes, Inc.*	9,662	174,785
DSP Group, Inc.*	6,900	56,166
Entegris, Inc.*	37,200	184,140
Entropic Communications, Inc.*	18,900	51,786
Exar Corp.*	10,700	78,645
FEI Co.*	11,300	278,545
FormFactor, Inc.*	14,900	356,408
GSI Technology, Inc.*	7,300	29,127
Hittite Microwave Corp.*	6,500	239,070
Intellon Corp.*	6,400	45,376
IXYS Corp.*	7,200	61,272
Kopin Corp.*	20,400	97,920
Kulicke & Soffa Industries, Inc.*	20,300	122,409
Lattice Semiconductor Corp.*	34,900	78,525
MEMSIC, Inc.*	6,300	23,625
Micrel, Inc.	13,300	108,395
Microsemi Corp.*	24,600	388,434
Microtune, Inc.*	15,800	28,756
MIPS Technologies, Inc.*	13,600	51,272
MKS Instruments, Inc.*	14,900	287,421
Monolithic Power Systems, Inc.*	10,300	241,535
Netlogic Microsystems, Inc.*	5,500	247,500
NVE Corp.*	1,200	63,792
OmniVision Technologies, Inc.*	14,300	232,804
Pericom Semiconductor Corp.*	7,700	75,537
Photronics, Inc.*	14,000	66,360
PLX Technology, Inc.*	10,500	35,385
Power Integrations, Inc.	7,100	236,643
RF Micro Devices, Inc.*	80,504	437,137
Rubicon Technology, Inc.*	3,800	56,392
Rudolph Technologies, Inc.*	10,200	75,480
Semitool, Inc.*	6,900	58,305
Semtech Corp.*	18,500	314,685
Sigma Designs, Inc.*(a)	7,300	106,069
Silicon Image, Inc.*	20,800	50,544
Silicon Storage Technology, Inc.*	24,100	58,322
Skyworks Solutions, Inc.*	49,200	651,408
Standard Microsystems Corp.*	6,600	153,186
Supertex, Inc.*	2,800	84,000
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Techwell, Inc.*	4,800	$52,704
Tessera Technologies, Inc.*	14,700	409,983
Trident Microsystems, Inc.*	19,100	49,469
TriQuint Semiconductor, Inc.*	44,600	344,312
Ultratech, Inc.*	6,200	82,026
Veeco Instruments, Inc.*	9,700	226,204
Virage Logic Corp.*	4,800	25,008
Volterra Semiconductor Corp.*	6,900	126,753
White Electronic Designs Corp.*	6,900	31,878
Zoran Corp.*	15,600	179,712

		10,204,674

Software 4.5%
ACI Worldwide, Inc.*	10,600	160,378
Actuate Corp.*	13,500	78,030
Advent Software, Inc.*(a)	4,600	185,150
American Software, Inc., Class A	6,700	43,751
ArcSight, Inc.*	5,400	129,978
Ariba, Inc.*	26,500	307,400
AsiaInfo Holdings, Inc.*	8,800	175,736
Blackbaud, Inc.	13,300	308,560
Blackboard, Inc.*	9,600	362,688
Bottomline Technologies, Inc.*	7,600	98,040
Callidus Software, Inc.*	9,500	28,595
China TransInfo Technology Corp.*(a)	3,600	34,056
Chordiant Software, Inc.*	10,000	38,900
Commvault Systems, Inc.*	12,600	261,450
Concur Technologies, Inc.*	12,000	477,120
Deltek, Inc.*	4,554	35,020
DemandTec, Inc.*	6,700	59,161
Double-Take Software, Inc.*	5,200	52,988
Dynamics Research Corp.*	2,600	33,852
Ebix, Inc.*	1,900	105,184
Epicor Software Corp.*	15,000	95,550
EPIQ Systems, Inc.*	9,800	142,100
ePlus, Inc.*	1,000	15,550
Fair Isaac Corp.	14,800	318,052
FalconStor Software, Inc.*	11,800	58,646
GSE Systems, Inc.*	4,800	29,856
i2 Technologies, Inc.*	4,900	78,596
Informatica Corp.*	25,500	575,790
Interactive Intelligence, Inc.*	3,800	72,618
Jack Henry & Associates, Inc.	24,600	577,362
JDA Software Group, Inc.*	7,900	173,326
Kenexa Corp.*	6,800	91,664
Lawson Software, Inc.*	41,900	261,456
Manhattan Associates, Inc.*	6,700	135,340
Mentor Graphics Corp.*	28,500	265,335
MicroStrategy, Inc., Class A*	2,700	193,158
Monotype Imaging Holdings, Inc.*	7,500	63,075
MSC.Software Corp.*	12,900	108,489
Net 1 UEPS Technologies, Inc.*	9,800	205,408
Netscout Systems, Inc.*	7,500	101,325
NetSuite, Inc.*(a)	5,300	81,090
OpenTV Corp., Class A*	25,500	35,190
Opnet Technologies, Inc.	4,100	44,813
Parametric Technology Corp.*	35,100	485,082
Pegasystems, Inc.	4,500	155,385
Pervasive Software, Inc.*	4,600	22,770
Phoenix Technologies Ltd.*	9,600	35,040
Progress Software Corp.*	12,100	274,065
PROS Holdings, Inc.*	6,800	57,256
QAD, Inc.	3,800	17,290
Quest Software, Inc.*	17,500	294,875
Radiant Systems, Inc.*	8,300	89,142
Renaissance Learning, Inc.	1,700	16,898
Rosetta Stone, Inc.*(a)	1,900	43,624
S1 Corp.*	16,000	98,880
Smith Micro Software, Inc.*	8,600	106,296
SolarWinds, Inc.*	3,700	81,511
Solera Holdings, Inc.	21,100	656,421
SonicWALL, Inc.*	16,100	135,240
Sourcefire, Inc.*	6,600	141,702
SPSS, Inc.*	5,600	279,720
SRS Labs, Inc.*	3,400	24,854
SuccessFactors, Inc.*	11,200	157,584
Symyx Technologies, Inc.*	11,300	74,806
Synchronoss Technologies, Inc.*	5,700	71,079
Take-Two Interactive Software, Inc.*	23,200	260,072
Taleo Corp., Class A*	9,500	215,080
TeleCommunication Systems, Inc., Class A*	10,900	91,124
THQ, Inc.*	19,100	130,644
TIBCO Software, Inc.*	51,300	486,837
TiVo, Inc.*	31,600	327,376
Tyler Technologies, Inc.*	9,000	153,810
Ultimate Software Group, Inc.*	7,400	212,528
Unica Corp.*	3,900	29,718
VASCO Data Security International, Inc.*	8,800	65,296
Websense, Inc.*	13,400	225,120

		12,216,951

Specialty Retail 3.1%
America’s Car-Mart, Inc.*	2,500	59,875
AnnTaylor Stores Corp.*	17,100	271,719
Asbury Automotive Group, Inc.*	9,700	122,996
Bebe Stores, Inc.	7,200	52,992
Big 5 Sporting Goods Corp.	6,500	98,150
Books-A-Million, Inc., Class A	1,900	22,876
Borders Group, Inc.*	14,800	46,028
Brown Shoe Co., Inc.	12,600	101,052
Buckle, Inc. (The)(a)	7,304	249,359
Build-A-Bear Workshop, Inc., Class A*	5,100	24,837
Cabela’s, Inc.*(a)	12,100	161,414
Cato Corp. (The), Class A	8,300	168,407
Charlotte Russe Holding, Inc.*	6,100	106,750
Charming Shoppes, Inc.*	35,000	171,850
Childrens Place Retail Stores, Inc. (The)*	6,300	188,748
Christopher & Banks Corp.	10,900	73,793
Citi Trends, Inc.*	4,400	125,268
Coldwater Creek, Inc.*	17,300	141,860
Collective Brands, Inc.*	19,400	336,202
Conn’s, Inc.*(a)	3,000	33,870
Destination Maternity Corp.*	1,800	32,634
Dress Barn, Inc.*	13,800	247,434
DSW, Inc., Class A*	3,200	51,104
Finish Line, Inc. (The), Class A	12,837	130,424
Gander Mountain Co.*(a)	2,300	11,822
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Specialty Retail (continued)
Genesco, Inc.*	6,400	$154,048
Group 1 Automotive, Inc.	6,800	182,580
Gymboree Corp.*	8,800	425,744
Haverty Furniture Cos., Inc.*	5,400	63,774
hhgregg, Inc.*	3,600	60,984
Hibbett Sports, Inc.*	8,400	153,132
HOT Topic, Inc.*	11,900	89,131
J Crew Group, Inc.*	15,200	544,464
Jo-Ann Stores, Inc.*	8,000	214,640
Jos. A. Bank Clothiers, Inc.*	5,300	237,281
Kirkland’s, Inc.*	3,400	48,450
Lithia Motors, Inc., Class A	4,700	73,273
Lumber Liquidators, Inc.*	4,400	95,436
Men’s Wearhouse, Inc. (The)	15,800	390,260
Midas, Inc.*	4,200	39,480
Monro Muffler Brake, Inc.	4,550	144,644
New York & Co., Inc.*	7,500	38,400
OfficeMax, Inc.*	22,300	280,534
Pacific Sunwear Of California*	19,900	102,485
PEP Boys-Manny Moe & Jack	14,700	143,619
Pier 1 Imports, Inc.*	25,000	96,750
Rent-A-Center, Inc., Class A*	19,100	360,608
Rex Stores Corp.*	2,200	23,980
Sally Beauty Holdings, Inc.*	28,500	202,635
Shoe Carnival, Inc.*	2,800	43,176
Sonic Automotive, Inc., Class A(a)	8,400	88,200
Stage Stores, Inc.	11,500	149,040
Stein Mart, Inc.*	7,700	97,867
Syms Corp.*	2,200	17,798
Systemax, Inc.*	3,400	41,242
Talbots, Inc.(a)	6,400	59,072
Tractor Supply Co.*	10,500	508,410
Tween Brands, Inc.*	8,200	68,798
Ulta Salon Cosmetics & Fragrance, Inc.*	8,400	138,684
West Marine, Inc.*	4,300	33,798
Wet Seal, Inc. (The), Class A*	29,400	111,132
Zale Corp.*(a)	6,800	48,620
Zumiez, Inc.*	6,100	100,101

		8,703,734

Textiles, Apparel & Luxury Goods 2.0%
American Apparel, Inc.*	10,800	37,908
Carter’s, Inc.*	17,200	459,240
Cherokee, Inc.	2,263	54,244
Columbia Sportswear Co.	3,300	135,828
CROCS, Inc.*	25,200	167,580
Deckers Outdoor Corp.*	3,800	322,430
FGX International Holdings Ltd.*	4,300	59,985
Fossil, Inc.*	14,200	403,990
Fuqi International, Inc.*(a)	3,500	102,480
G-III Apparel Group Ltd.*	3,600	50,940
Iconix Brand Group, Inc.*	21,600	269,352
Jones Apparel Group, Inc.	25,900	464,387
Kenneth Cole Productions, Inc., Class A	1,300	13,039
K-Swiss, Inc., Class A	8,700	76,473
Liz Claiborne, Inc.	27,300	134,589
Lululemon Athletica, Inc.*	12,300	279,825
Maidenform Brands, Inc.*	5,700	91,542
Movado Group, Inc.	4,900	71,197
Oxford Industries, Inc.	3,800	74,860
Perry Ellis International, Inc.*	2,300	36,892
Quiksilver, Inc.*	38,800	106,700
Skechers U.S.A., Inc., Class A*	10,000	171,400
Steven Madden Ltd.*	4,700	173,007
Timberland Co. (The), Class A*	13,200	183,744
True Religion Apparel, Inc.*	7,700	199,661
Under Armour, Inc., Class A*(a)	10,000	278,300
Unifi, Inc.*	13,500	43,200
UniFirst Corp.	4,300	191,135
Volcom, Inc.*	5,700	93,936
Warnaco Group, Inc. (The)*	13,400	587,724
Weyco Group, Inc.	2,100	48,090
Wolverine World Wide, Inc.	14,900	370,116

		5,753,794

Thrifts & Mortgage Finance 1.4%
Abington Bancorp, Inc.	6,600	51,084
Astoria Financial Corp.	25,800	284,832
Bank Mutual Corp.	14,200	125,528
BankFinancial Corp.	6,500	62,270
Beneficial Mutual Bancorp, Inc.*	10,700	97,691
Berkshire Hills Bancorp, Inc.	4,200	92,148
Brookline Bancorp, Inc.	17,700	172,044
Brooklyn Federal Bancorp, Inc.	1,500	18,300
Cheviot Financial Corp.	1,500	12,840
Clifton Savings Bancorp, Inc.	3,100	30,380
Danvers Bancorp, Inc.	4,400	59,796
Dime Community Bancshares	7,800	89,154
Doral Financial Corp.*(a)	2,000	7,400
ESB Financial Corp.	2,900	38,831
ESSA Bancorp, Inc.	4,600	60,766
First Defiance Financial Corp.	2,500	37,275
First Financial Holdings, Inc.	3,500	55,895
First Financial Northwest, Inc.	5,500	32,010
First Financial Service Corp.(a)	1,600	21,552
Flagstar Bancorp, Inc.*(a)	22,200	22,866
Flushing Financial Corp.	7,900	90,060
Fox Chase Bancorp, Inc.*	1,800	18,036
Heritage Financial Group	400	3,312
Home Federal Bancorp, Inc.	5,100	58,242
Kearny Financial Corp.	5,500	57,310
Kentucky First Federal Bancorp	800	9,992
K-Fed Bancorp(a)	1,800	16,236
Legacy Bancorp, Inc.	2,200	23,100
Meridian Interstate Bancorp, Inc.*	3,200	27,200
MGIC Investment Corp.*(a)	37,900	280,839
NASB Financial, Inc.(a)	1,000	26,300
NewAlliance Bancshares, Inc.	31,900	341,330
Northeast Community Bancorp, Inc.	1,700	12,546
Northwest Bancorp, Inc.	5,200	118,768
OceanFirst Financial Corp.	3,000	34,800
Ocwen Financial Corp.*	16,900	191,308
Oritani Financial Corp.	2,900	39,556
PMI Group, Inc. (The)	20,000	85,000
Provident Financial Services, Inc.	18,030	185,529
Provident New York Bancorp	10,800	103,140
Prudential Bancorp, Inc. of Pennsylvania	1,100	11,044
Radian Group, Inc.	24,800	262,384
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Thrifts & Mortgage Finance (continued)
Rockville Financial, Inc.	2,600	$27,950
Roma Financial Corp.	2,800	34,804
Territorial Bancorp, Inc.*	3,500	54,880
Tree.com, Inc.*	1,800	13,590
Trustco Bank Corp.	23,100	144,375
United Financial Bancorp, Inc.	5,000	57,900
ViewPoint Financial Group	3,400	47,736
Waterstone Financial, Inc.*	2,300	11,638
Westfield Financial, Inc.	9,400	79,618
WSFS Financial Corp.	1,900	50,616

		3,891,801

Tobacco 0.2%
Alliance One International, Inc.*	24,600	110,208
Star Scientific, Inc.*(a)	20,800	19,344
Universal Corp.	7,200	301,104
Vector Group Ltd.	11,751	183,076

		613,732

Trading Companies & Distributors 0.8%
Aceto Corp.	7,500	49,500
Aircastle Ltd.	15,100	146,017
Applied Industrial Technologies, Inc.	12,800	270,848
Beacon Roofing Supply, Inc.*	13,700	218,926
BlueLinx Holdings, Inc.*	5,100	20,451
DXP Enterprises, Inc.*	2,300	25,645
H&E Equipment Services, Inc.*	8,000	90,640
Houston Wire & Cable Co.	5,300	58,565
Interline Brands, Inc.*	9,800	165,130
Kaman Corp.	7,800	171,444
Lawson Products, Inc.	1,300	22,633
RSC Holdings, Inc.*	14,800	107,596
Rush Enterprises, Inc., Class A*	10,450	135,014
TAL International Group, Inc.	4,700	66,834
Textainer Group Holdings Ltd.	3,000	48,030
Titan Machinery, Inc.*	3,500	43,820
United Rentals, Inc.*	18,100	186,430
Watsco, Inc.	8,048	433,868
Willis Lease Finance Corp.*	1,400	19,138

		2,280,529

Transportation Infrastructure 0.0%
CAI International, Inc.*	3,000	22,110

Water Utilities 0.3%
American States Water Co.	5,600	202,608
Artesian Resources Corp., Class A	1,900	31,958
Cadiz, Inc.*	3,200	37,440
California Water Service Group	5,800	225,852
Connecticut Water Service, Inc.	2,800	62,692
Consolidated Water Co., Inc.(a)	4,800	78,384
Middlesex Water Co.	4,100	61,828
Pennichuck Corp.	1,300	28,288
SJW Corp.	4,300	98,255
Southwest Water Co.	7,400	36,408
York Water Co. (The)	4,300	59,598

		923,311

Wireless Telecommunication Services 0.4%
Centennial Communications Corp.*	27,200	217,056
iPCS, Inc.*	5,100	88,740
NTELOS Holdings Corp.	9,100	160,706
Shenandoah Telecommunications Co.	7,800	140,010
Syniverse Holdings, Inc.*	20,769	363,458
USA Mobility, Inc.	6,400	82,432
Virgin Mobile USA, Inc., Class A*	10,900	54,500

		1,106,902

Total Common Stocks (cost $319,285,412)		270,209,149

Warrant 0.0%

	Number of	Market
	Warrants	Value

Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring 9/16/2011*(c)	100	—

Total Warrant (cost $—)		—

Repurchase Agreement 6.1%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.07%, dated 09/30/09, due 10/01/09, repurchase price $16,960,477, collateralized by U.S. Government Agency Mortgages ranging from 3.92% - 6.50%, maturing 01/01/19 - 01/01/48; total market value of $17,299,653 (d)	$16,960,444	16,960,444

Total Repurchase Agreement (cost $16,960,444)		16,960,444

Total Investments (cost $336,245,856) (e) — 103.6%		287,169,593

Liabilities in excess of other assets — (3.6%)		(10,067,251)

NET ASSETS — 100.0%		$277,102,342

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at September 30, 2009. The total value of securities on loan at September 30, 2009 was $16,245,242.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Fair Valued Security.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of September 30, 2009 was $16,960,444.

(e)	At September 30, 2009, the tax basis cost of the Fund’s investments was $342,352,706, tax unrealized appreciation and depreciation were $20,841,594 and $(287,169,593), respectively.

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust
At September 30, 2009, the Fund’s open futures contracts were as follows:

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation
117	Russell 2000 Mini Futures	12/18/09	$7,055,100	$89,266
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$270,209,149	$—	$—	$270,209,149
Future	89,266	—	—	89,266
Repurchase Agreement	—	16,960,444	—	16,960,444
Warrant	—	—	—	—

Total Assets	270,298,415	16,960,444	—	287,258,859

Total	$270,298,415	$16,960,444	$—	$287,258,859

Amounts designated as “—” which may include fair valued securities valued at zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Warrant
Balance as of 12/31/2008	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	—
Transfers In/(Out) of Level 3	—

Balance as of 9/30/09	$—

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Small Cap Index Fund
The Fund is subject to the provisions of FASB ASC, “Derivatives and Hedging” (ASC 815) (formerly known as SFAS 161). The standard requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts and futures contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of September 30, 2009

Derivatives not accounted for as hedging
instruments under ASC 815	Fair Value

Assets:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	89,266
Commodity contracts	—
Other contracts	—

Total	$89,266

Liabilities:
Interest rate contracts	$—
Foreign exchange contracts	—
Credit contracts	—
Equity contracts	—
Commodity contracts	—
Other contracts	—

Total	$—

- Amounts designated as “—” which may include fair valued securities valued at zero.
Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the period ending September 30, 2009.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT Technology and Communications Fund
Common Stocks 94.9%

		Market
	Shares	Value

BERMUDA 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Marvell Technology Group Ltd.*	25,800	$417,702

GERMANY 1.7%
Computers & Peripherals 1.7%
Wincor Nixdorf AG(a)	10,916	701,282

HONG KONG 1.0%
Semiconductors & Semiconductor Equipment 1.0%
ASM Pacific Technology Ltd.(a)	56,070	396,260

ISRAEL 1.2%
Software 1.2%
Check Point Software Technologies*	17,870	506,615

JAPAN 4.2%
Electronic Equipment, Instruments & Components 1.1%
Omron Corp.(a)	24,036	451,612

Machinery 2.1%
Fanuc Ltd.(a)	9,293	829,967

Office Electronics 1.0%
Canon, Inc.(a)	10,460	419,095

		1,700,674

SINGAPORE 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Avago Technologies Ltd.*	24,828	423,814

UNITED KINGDOM 2.3%
Wireless Telecommunication Services 2.3%
Vodafone Group PLC(a)	408,014	916,580

UNITED STATES 82.5%
Communications Equipment 16.6%
Brocade Communications Systems, Inc.*	88,400	694,824
Cisco Systems, Inc.*	106,509	2,507,222
F5 Networks, Inc.*	10,620	420,870
QUALCOMM, Inc.	45,457	2,044,656
Tellabs, Inc.*	160,700	1,112,044

		6,779,616

Computers & Peripherals 13.5%
Apple, Inc.*	4,507	835,463
EMC Corp.*	96,430	1,643,167
Hewlett-Packard Co.	49,200	2,322,732
Synaptics, Inc.*	28,000	705,600

		5,506,962

Information Technology Services 9.3%
Cognizant Technology Solutions Corp., Class A*	53,445	2,066,184
Paychex, Inc.	34,301	996,444
Visa, Inc., Class A	10,940	756,063

		3,818,691

Internet Software & Services 7.8%
Google, Inc., Class A*	3,405	1,688,369
Omniture, Inc.*	50,863	1,090,503
Yahoo!, Inc.*	24,400	434,564

		3,213,436

IT Services 3.2%
Alliance Data Systems Corp.*	21,560	1,316,885

Media 3.0%
Comcast Corp., Class A	72,000	1,216,080

Professional Services 2.8%
FTI Consulting, Inc.*	27,200	1,158,992

Semiconductors & Semiconductor Equipment 5.2%
Intel Corp.	84,301	1,649,771
NVIDIA Corp.*	31,770	477,503

		2,127,274

Software 19.1%
Adobe Systems, Inc.*	37,340	1,233,714
ANSYS, Inc.*	16,011	599,932
Concur Technologies, Inc.*	11,200	445,312
McAfee, Inc.*	26,510	1,160,873
Microsoft Corp.	36,194	937,063
Oracle Corp.	114,128	2,378,427
Solera Holdings, Inc.	34,590	1,076,095

		7,831,416

Wireless Telecommunication Services 2.0%
American Tower Corp., Class A*	22,071	803,384

		33,772,736

Total Common Stocks (cost $32,905,236)		38,835,663

Preferred Stock 2.7%

		Market
	Shares	Value

REPUBLIC OF KOREA 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Samsung Electronics Co., Ltd. GDR (a)(b)	5,293	1,119,032

Total Preferred Stock (cost $829,882)		1,119,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Technology and Communications Fund
Mutual Fund 2.5%

		Market
	Shares	Value

Money Market Fund 2.5%
AIM Liquid Assets Portfolio,
0.27% (c)	1,003,615	$1,003,615

		1,003,615

Total Mutual Fund (cost $1,003,615)		1,003,615

Total Investments (cost $34,738,733) (d) — 100.1%		40,958,310

Liabilities in excess of other assets — (0.1)%		(29,766)

NET ASSETS — 100.0%		$40,928,544

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $1,119,032 which represents 2.73% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $37,422,660, tax unrealized appreciation and depreciation were $4,707,815 and $(1,172,165), respectively.

AG	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT Technology and Communications Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$35,120,867	$3,714,796	$—	$38,835,663
Mutual Fund	1,003,615	—	—	1,003,615
Preferred Stock	—	1,119,032	—	1,119,032

Total Assets	36,124,482	4,833,828	—	40,958,310

Total	$36,124,482	$4,833,828	$—	$40,958,310

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
NVIT U.S. Growth Leaders Fund
Common Stocks 96.7%

		Market
	Shares	Value

Beverages 3.1%
PepsiCo, Inc.	16,800	$985,488

Biotechnology 3.5%
Gilead Sciences, Inc.*	23,840	1,110,467

Capital Markets 6.0%
Goldman Sachs Group, Inc. (The)	5,800	1,069,230
State Street Corp.	15,800	831,080

		1,900,310

Chemicals 1.6%
Praxair, Inc.	6,100	498,309

Communications Equipment 5.0%
Brocade Communications Systems, Inc.*	102,987	809,478
QUALCOMM, Inc.	17,160	771,857

		1,581,335

Computers & Peripherals 6.9%
Apple, Inc.*	6,300	1,167,831
Hewlett-Packard Co.	21,500	1,015,015

		2,182,846

Consumer Finance 1.4%
Capital One Financial Corp.	12,600	450,198

Diversified Financial Services 4.1%
JPMorgan Chase & Co.	29,500	1,292,690

Energy Equipment & Services 3.5%
Halliburton Co.	41,200	1,117,344

Food & Staples Retailing 3.0%
CVS Caremark Corp.	26,480	946,395

Health Care Equipment & Supplies 3.7%
Baxter International, Inc.	20,660	1,177,827

Hotels, Restaurants & Leisure 8.5%
Darden Restaurants, Inc.	25,000	853,250
Starwood Hotels & Resorts Worldwide, Inc.	30,900	1,020,627
WMS Industries, Inc.*	18,200	810,992

		2,684,869

Industrial Conglomerates 3.5%
3M Co.	15,000	1,107,000

Information Technology Services 3.1%

Visa, Inc., Class A	14,220	982,744

Internet Software & Services 4.7%
Google, Inc., Class A*	1,340	664,439
Yahoo!, Inc.*	45,600	812,136

		1,476,575

IT Services 2.7%
Alliance Data Systems Corp.*	14,100	861,228

Machinery 5.2%
Danaher Corp.	18,900	1,272,348
Kennametal, Inc.	16,000	393,760

		1,666,108

Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc.	5,600	384,216

Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	18,260	1,676,816
Southwestern Energy Co.*	21,200	904,816

		2,581,632

Road & Rail 1.9%
Con-way, Inc.	15,900	609,288

Semiconductors & Semiconductor Equipment 6.5%
Marvell Technology Group Ltd.*	79,400	1,285,486
Silicon Laboratories, Inc.*	17,100	792,756

		2,078,242

Software 5.7%
McAfee, Inc.*	21,000	919,590
Oracle Corp.	42,330	882,157

		1,801,747

Specialty Retail 3.8%
Aeropostale, Inc.*	27,850	1,210,639

Total Common Stocks (cost $26,234,910)		30,687,497

Mutual Fund 5.3%

		Market
	Shares	Value

Money Market Fund 5.3%
AIM Liquid Assets Portfolio,
0.27%(a)	1,668,989	1,668,989

		1,668,989

Total Mutual Fund (cost $1,668,989)		1,668,989

Total Investments (cost $27,903,899) (b) — 102.0%		32,356,486

Liabilities in excess of other assets — (2.0%)		(647,939)

NET ASSETS — 100.0%		$31,708,547

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2009.

(b)	At September 30, 2009, the tax basis cost of the Fund’s investments was $29,048,372, tax unrealized appreciation and depreciation were $3,539,914 and $(231,800), respectively.

Ltd.	Limited
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
NVIT U.S. Growth Leaders Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$30,687,497	$—	$—	$30,687,497
Mutual Fund	1,668,989	—	—	1,668,989

Total Assets	32,356,486	—	—	32,356,486

Total	$32,356,486	$—	$—	$32,356,486

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
Common Stocks 98.2%

		Market
	Shares	Value

Aerospace & Defense 2.8%
General Dynamics Corp.	480	$31,008
Goodrich Corp.	410	22,279
Lockheed Martin Corp.	830	64,807
United Technologies Corp.	430	26,200

		144,294

Beverages 1.9%
PepsiCo, Inc.	1,660	97,376

Biotechnology 4.3%
Amgen, Inc.*	720	43,366
Celgene Corp.*	1,380	77,142
Gilead Sciences, Inc.*	1,570	73,130
Vertex Pharmaceuticals, Inc.*	630	23,877

		217,515

Capital Markets 4.3%
Charles Schwab Corp. (The)	2,070	39,640
Credit Suisse Group AG(a)	1,132	62,982
Goldman Sachs Group, Inc. (The)	380	70,053
Julius Baer Holding AG(a)	526	26,382
T. Rowe Price Group, Inc.	460	21,022

		220,079

Chemicals 4.5%
Monsanto Co.	1,450	112,230
Potash Corp. of Saskatchewan, Inc.	470	42,460
Praxair, Inc.	950	77,605

		232,295

Commercial Banks 0.6%
Wells Fargo & Co.	1,180	33,252

Communications Equipment 6.0%
F5 Networks, Inc.*	610	24,174
Juniper Networks, Inc.*	1,380	37,288
QUALCOMM, Inc.	3,600	161,928
Research In Motion Ltd.*	1,220	82,411

		305,801

Computers & Peripherals 6.8%
Apple, Inc.*	810	150,150
Dell, Inc.*	2,000	30,520
Hewlett-Packard Co.	2,320	109,527
NetApp, Inc.*	2,170	57,895

		348,092

Construction & Engineering 0.6%
Quanta Services, Inc.*	1,280	28,326

Diversified Consumer Services 1.2%
Apollo Group, Inc., Class A*	830	61,146

Diversified Financial Services 3.6%
BM&F Bovespa SA	6,130	45,293
IntercontinentalExchange, Inc.*	720	69,977
JPMorgan Chase & Co.	650	28,483
MSCI, Inc., Class A*	1,450	42,949

		186,702

Electrical Equipment 2.0%
ABB Ltd.*(a)	3,893	78,282
First Solar, Inc.*	150	22,929

		101,211

Energy Equipment & Services 3.0%
Cameron International Corp.*	1,040	39,333
Halliburton Co.	1,550	42,036
Schlumberger Ltd.	1,210	72,116

		153,485

Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	1,720	84,435

Food Products 2.8%
Cadbury PLC(a)	3,440	44,157
Nestle SA(a)	2,330	99,469

		143,626

Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	1,740	99,197
C.R. Bard, Inc.	290	22,797
DENTSPLY International, Inc.	1,220	42,139
Stryker Corp.	480	21,806

		185,939

Health Care Providers & Services 3.6%
Express Scripts, Inc.*	1,170	90,769
Henry Schein, Inc.*	720	39,535
Medco Health Solutions, Inc.*	750	41,482
UnitedHealth Group, Inc.	530	13,271

		185,057

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	500	28,535

Household Products 1.0%
Colgate-Palmolive Co.	670	51,108

Information Technology Services 4.6%
Accenture PLC, Class A	1,330	49,569
MasterCard, Inc., Class A	440	88,946
SAIC, Inc.*	230	4,034
Visa, Inc., Class A	1,325	91,571

		234,120

Internet Software & Services 4.6%
eBay, Inc.*	2,230	52,650
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Internet Software & Services (continued)
Google, Inc., Class A*	370	$183,465

		236,115

Life Sciences Tools & Services 2.0%
Illumina, Inc.*	830	35,275
Thermo Fisher Scientific, Inc.*	1,520	66,378

		101,653

Machinery 0.6%
Joy Global, Inc.	670	32,790

Media 2.2%
Cablevision Systems Corp., Class A	2,300	54,625
McGraw-Hill Cos., Inc. (The)	1,110	27,906
Walt Disney Co. (The)	1,120	30,755

		113,286

Oil, Gas & Consumable Fuels 5.9%
Apache Corp.	500	45,915
Occidental Petroleum Corp.	1,230	96,432
Range Resources Corp.	940	46,398
Southwestern Energy Co.*	720	30,730
XTO Energy, Inc.	1,980	81,814

		301,289

Pharmaceuticals 3.8%
Abbott Laboratories	670	33,145
Allergan, Inc.	870	49,381
Novo Nordisk AS, Class B(a)	450	28,302
Roche Holding AG(a)	318	51,417
Shire PLC(a)	1,990	34,546

		196,791

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	530	25,106

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	300	23,949

Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	2,840	38,056
Broadcom Corp., Class A*	2,100	64,449
MEMC Electronic Materials, Inc.*	1,830	30,433
NVIDIA Corp.*	5,380	80,862
Texas Instruments, Inc.	2,670	63,252

		277,052

Software 6.1%
Adobe Systems, Inc.*	2,250	74,340
Electronic Arts, Inc.*	950	18,097
Microsoft Corp.	2,540	65,761
Nintendo Co. Ltd.(a)	200	51,002
Oracle Corp.	2,850	59,394
Salesforce.com, Inc.*	470	26,757
Symantec Corp.*	910	14,988

		310,339

Specialty Retail 1.1%
Bed Bath & Beyond, Inc.*	440	16,518
Staples, Inc.	1,800	41,796

		58,314

Textiles, Apparel & Luxury Goods 2.6%
Coach, Inc.	2,060	67,815
Nike, Inc., Class B	470	30,409
Polo Ralph Lauren Corp.	430	32,947

		131,171

Tobacco 0.9%
Philip Morris International, Inc.	970	47,278

Wireless Telecommunication Services 2.5%
Crown Castle International Corp.*	2,350	73,696
NII Holdings, Inc.*	1,800	53,964

		127,660

Total Common Stocks (cost $4,034,140)		5,025,187

Mutual Fund 3.8%

		Market
	Shares	Value

Money Market Fund 3.8%
AIM Liquid Assets Portfolio,
0.27%(b)	193,550	193,550

Total Mutual Fund (cost $193,550)		193,550

Total Investments (cost $4,227,690) (c) — 102.0%		5,218,737

Liabilities in excess of other assets — (2.0%)		(103,160)

NET ASSETS — 100.0%		$5,115,577

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $4,228,901, tax unrealized appreciation and depreciation were $1,012,439 and $(22,603), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Oppenheimer NVIT Large Cap Growth Fund
AG	Stock Corporation

AS	Stock Corporation

Ltd.	Limited

PLC	Public Limited Company
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$4,548,648	$476,539	$—	$5,025,187
Mutual Fund	193,550	—	—	193,550

Total Assets	4,742,198	476,539	—	5,218,737

Total	$4,742,198	$476,539	$—	$5,218,737

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Templeton NVIT International Value Fund
Common Stocks 91.7%

		Market
	Shares	Value

AUSTRALIA 0.1%
Commercial Services & Supplies 0.1%
Brambles Ltd.(a)	32,307	$229,639

AUSTRIA 0.9%
Diversified Telecommunication Services 0.9%
Telekom Austria AG(a)	172,610	3,120,695

BRAZIL 3.1%
Aerospace & Defense 0.9%
Empresa Brasileira de Aeronautica SA ADR*	134,460	3,084,512

Metals & Mining 0.6%
Vale SA ADR	100,730	2,065,972

Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA ADR	133,640	5,253,389

		10,403,873

CANADA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Husky Energy, Inc.	103,000	2,899,566

CHINA 1.0%
Diversified Telecommunication Services 1.0%
China Telecom Corp., Ltd., H Shares, Class H(a)	7,116,000	3,361,201

DENMARK 0.0%
Electrical Equipment 0.0%
Vestas Wind Systems AS*(a)	700	51,025

FRANCE 10.3%
Auto Components 1.4%
Compagnie Generale des Etablissements Michelin, Class B(a)	61,800	4,866,460

Diversified Telecommunication Services 2.0%
France Telecom SA(a)	248,920	6,637,927

Hotels, Restaurants & Leisure 0.5%
Accor SA(a)	29,980	1,673,328

Insurance 1.3%
AXA SA(a)	168,290	4,568,221

Media 1.1%
Vivendi(a)	115,860	3,600,717

Multi-Utilities 0.8%
GDF Suez(a)	58,930	2,623,717

Oil, Gas & Consumable Fuels 1.2%
Total SA(a)	69,290	4,118,574

Pharmaceuticals 2.0%
Sanofi-Aventis SA(a)	93,500	6,895,200

		34,984,144

GERMANY 12.7%
Air Freight & Logistics 1.3%
Deutsche Post AG(a)	231,460	4,312,111

Automobiles 1.8%
Bayerische Motoren Werke AG(a)	125,250	6,029,442

Electric Utilities 1.6%
E.ON AG(a)	133,520	5,651,257

Health Care Providers & Services 1.1%
Celesio AG(a)	142,120	3,916,321

Industrial Conglomerates 1.8%
Siemens AG(a)	67,120	6,180,433

Insurance 1.4%
Muenchener Rueckversicherungs AG(a)	30,020	4,784,663

Pharmaceuticals 1.2%
Merck KGaA(a)	40,300	3,999,452

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG*(a)	589,420	3,312,804

Software 1.5%
SAP AG(a)	105,130	5,097,791

		43,284,274

HONG KONG 3.4%
Industrial Conglomerates 0.5%
Hutchison Whampoa Ltd.(a)	240,000	1,725,995

Real Estate Management & Development 1.7%
Cheung Kong Holdings Ltd.(a)	158,000	1,997,492
Swire Pacific Ltd., Class A(a)	332,000	3,895,675

		5,893,167

Wireless Telecommunication Services 1.2%
China Mobile Ltd.(a)	406,500	3,981,360

		11,600,522

INDIA 1.7%
Commercial Banks 1.7%
ICICI Bank Ltd. ADR	147,120	5,672,947

ISRAEL 0.4%
Software 0.4%
Check Point Software Technologies*	52,140	1,478,169

ITALY 2.7%
Commercial Banks 1.6%
Intesa Sanpaolo SpA*(a)	776,729	3,446,264
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Templeton NVIT International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

ITALY (continued)
Commercial Banks (continued)
UniCredit SpA*(a)	557,104	$2,186,560

		5,632,824

Oil, Gas & Consumable Fuels 1.1%
ENI SpA(a)	147,487	3,685,526

		9,318,350

JAPAN 2.5%
Electronic Equipment, Instruments & Components 0.5%
FUJIFILM Holdings Corp.(a)	64,200	1,917,106

Household Durables 0.5%
Sony Corp.(a)	55,100	1,614,598

Pharmaceuticals 0.6%
Takeda Pharmaceutical Co., Ltd.(a)	46,300	1,925,906

Software 0.9%
Nintendo Co. Ltd.(a)	11,600	2,958,120

		8,415,730

NETHERLANDS 7.7%
Chemicals 0.7%
Akzo Nobel NV(a)	39,890	2,479,239

Diversified Financial Services 1.4%
ING Groep NV CVA*(a)	262,860	4,720,406

Energy Equipment & Services 0.0%
SBM Offshore NV(a)	3,292	70,199

Food Products 2.0%
Unilever NV CVA(a)	229,740	6,647,645
Unilever NV NYRS	60	1,732

		6,649,377

Industrial Conglomerates 1.4%
Koninklijke Philips Electronics NV(a)	193,190	4,712,657

Oil, Gas & Consumable Fuels 1.5%
Royal Dutch Shell PLC ADR	93,650	5,222,861

Professional Services 0.7%
Randstad Holding NV*(a)	58,630	2,539,867

		26,394,606

NORWAY 2.2%
Diversified Telecommunication Services 1.3%
Telenor ASA*(a)	375,870	4,361,370

Oil, Gas & Consumable Fuels 0.9%
StatoilHydro ASA(a)	137,910	3,113,588

		7,474,958

PORTUGAL 1.2%
Diversified Telecommunication Services 1.2%
Portugal Telecom SGPS SA(a)	388,680	4,129,610

REPUBLIC OF KOREA 3.1%
Commercial Banks 1.1%
KB Financial Group, Inc. ADR*	72,775	3,745,729

Semiconductors & Semiconductor Equipment 2.0%
Samsung Electronics Co., Ltd. GDR(a)(b)	19,700	6,727,152

		10,472,881

SINGAPORE 3.6%
Commercial Banks 1.8%
DBS Group Holdings Ltd.(a)	665,000	6,241,903

Diversified Telecommunication Services 1.1%
Singapore Telecommunications Ltd.(a)	1,594,000	3,662,891

Electronic Equipment, Instruments & Components 0.7%
Flextronics International Ltd.*	297,680	2,220,693

		12,125,487

SPAIN 5.0%
Commercial Banks 0.0%
Banco Santander SA(a)	6,312	101,967

Diversified Telecommunication Services 2.7%
Telefonica SA(a)	331,102	9,160,598

Electric Utilities 1.1%
Iberdrola SA(a)	379,112	3,729,634

Oil, Gas & Consumable Fuels 1.2%
Repsol YPF SA(a)	151,975	4,137,001

		17,129,200

SWEDEN 2.5%
Commercial Banks 1.1%
Nordea Bank AB (a)	366,360	3,690,875

Machinery 1.4%
Atlas Copco AB, Class A(a)	378,470	4,879,200

		8,570,075

SWITZERLAND 9.3%
Capital Markets 0.8%
UBS AG*	137,790	2,522,935

Food Products 2.0%
Nestle SA(a)	161,770	6,906,068

Insurance 1.2%
Swiss Reinsurance Co., Ltd.(a)	90,750	4,114,825

Life Sciences Tools & Services 1.3%
Lonza Group AG(a)	41,380	4,516,436

Pharmaceuticals 2.8%
Novartis AG(a)	138,430	6,953,447
Roche Holding AG(a)	15,110	2,443,116

		9,396,563

Professional Services 1.2%
Adecco SA(a)	76,660	4,082,633

		31,539,460

TAIWAN 2.0%
Computers & Peripherals 0.6%
Compal Electronics, Inc. GDR(b)	325,118	1,893,679

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Templeton NVIT International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	2,431,214	$4,811,374

		6,705,053

UNITED KINGDOM 15.5%
Aerospace & Defense 2.9%
BAE Systems PLC(a)	685,020	3,832,215
Rolls-Royce Group PLC*(a)	820,290	6,189,770

		10,021,985

Airlines 0.8%
British Airways PLC*(a)	739,690	2,616,402

Commercial Banks 2.2%
HSBC Holdings PLC(a)	337,200	3,860,743
Standard Chartered PLC(a)	146,860	3,627,638

		7,488,381

Industrial Conglomerates 0.5%
Smiths Group PLC(a)	120,520	1,716,606

Insurance 1.0%
Aviva PLC(a)	495,940	3,565,274

Media 2.0%
British Sky Broadcasting Group PLC(a)	372,580	3,412,985
Pearson PLC(a)	285,800	3,531,189

		6,944,174

Multi-Utilities 0.7%
National Grid PLC (a)	241,800	2,340,081

Oil, Gas & Consumable Fuels 1.6%
BP PLC(a)	597,320	5,291,476

Pharmaceuticals 1.8%
GlaxoSmithKline PLC(a)	308,870	6,089,956

Specialty Retail 0.6%
Kingfisher PLC(a)	626,550	2,136,842

Wireless Telecommunication Services 1.4%
Vodafone Group PLC(a)	2,097,670	4,712,296

		52,923,473

UNITED STATES 0.0%
Capital Markets 0.0%
Invesco Ltd.	3,000	68,280

Total Common Stocks (cost $252,207,148)		312,353,218

Mutual Fund 8.2%

		Market
	Shares	Value

Money Market Fund 8.2%
AIM Liquid Assets Portfolio,
0.27% (c)	28,036,665	28,036,665

Total Mutual Fund (cost $28,036,665)		28,036,665

Total Investments (cost $280,243,813) (d) — 99.9%		340,389,883

Other assets in excess of liabilities — 0.1%		185,432

NET ASSETS — 100.0%		$340,575,315

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2009 was $8,620,831 which represents 2.54% of net assets.

(c)	Represents 7-day effective yield as of September 30, 2009.

(d)	At September 30, 2009, the tax basis cost of the Fund’s investments was $280,243,813, tax unrealized appreciation and depreciation were $60,483,685 and $(337,615), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Templeton NVIT International Value Fund

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

SGPS	Holding Enterprise

SpA	Limited Share Company
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$36,130,464	$276,222,754	$—	$312,353,218
Mutual Fund	28,036,665	—	—	28,036,665

Total Assets	64,167,129	276,222,754	—	340,389,883

Total	$64,167,129	$276,222,754	$—	$340,389,883

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Van Kampen NVIT Comstock Value Fund
Common Stocks 96.2%

		Market
	Shares	Value

Aerospace & Defense 0.4%
Honeywell International, Inc.	16,100	$598,115

Beverages 2.2%
Coca-Cola Co. (The)	40,700	2,185,590
Dr. Pepper Snapple Group, Inc.*	35,960	1,033,850

		3,219,440

Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	99,021	2,870,619
Goldman Sachs Group, Inc. (The)	6,900	1,272,015

		4,142,634

Chemicals 0.9%
E.I. du Pont de Nemours & Co.	42,695	1,372,217

Commercial Banks 2.6%
PNC Financial Services Group, Inc.	33,200	1,613,188
U.S. Bancorp	43,300	946,538
Wells Fargo & Co.	43,700	1,231,466

		3,791,192

Communications Equipment 1.4%
Cisco Systems, Inc.*	85,000	2,000,900

Computers & Peripherals 4.2%
Dell, Inc.*	200,175	3,054,670
Hewlett-Packard Co.	38,300	1,808,143
International Business Machines Corp.	11,700	1,399,437

		6,262,250

Diversified Financial Services 4.2%
Bank of America Corp.	141,309	2,390,948
JPMorgan Chase & Co.	88,000	3,856,160

		6,247,108

Diversified Telecommunication Services 3.4%
AT&T, Inc.	70,600	1,906,906
Verizon Communications, Inc.	105,010	3,178,653

		5,085,559

Electrical Equipment 0.5%
Emerson Electric Co.	19,500	781,560

Energy Equipment & Services 1.3%
Halliburton Co.	72,200	1,958,064

Food & Staples Retailing 3.5%
CVS Caremark Corp.	52,600	1,879,924
Wal-Mart Stores, Inc.	66,200	3,249,758

		5,129,682

Food Products 4.7%
Cadbury PLC ADR	33,980	1,740,116
Kraft Foods, Inc., Class A	99,711	2,619,408
Unilever NV NYRS	91,200	2,632,032

		6,991,556

Health Care Equipment & Supplies 1.2%
Boston Scientific Corp.*	167,700	1,775,943

Health Care Providers & Services 2.5%
Cardinal Health, Inc.	77,700	2,082,360
UnitedHealth Group, Inc.	29,700	743,688
WellPoint, Inc.*	18,100	857,216

		3,683,264

Household Products 0.4%
Procter & Gamble Co. (The)	9,700	561,824

Industrial Conglomerates 1.3%
General Electric Co.	117,800	1,934,276

Information Technology Services 0.7%
Accenture PLC, Class A	19,300	719,311
Western Union Co. (The)	19,600	370,832

		1,090,143

Insurance 10.7%
Aflac, Inc.	14,900	636,826
Berkshire Hathaway, Inc., Class B*	390	1,295,970
Chubb Corp.	151,480	7,636,107
MetLife, Inc.	50,400	1,918,728
Torchmark Corp.	24,100	1,046,663
Travelers Cos., Inc. (The)	67,600	3,327,948

		15,862,242

Internet Software & Services 3.7%
eBay, Inc.*	201,200	4,750,332
Yahoo!, Inc.*	40,000	712,400

		5,462,732

Machinery 0.4%
Ingersoll-Rand PLC	19,000	582,730

Media 14.7%
Comcast Corp., Class A	361,815	6,111,056
Liberty Media Corp. Entertainment, Class A*	58,356	1,815,455
News Corp., Class B	171,000	2,392,290
Time Warner Cable, Inc.	39,726	1,711,793
Time Warner, Inc.	106,800	3,073,704
Viacom, Inc., Class B*	239,100	6,704,364

		21,808,662

Metals & Mining 1.3%
Alcoa, Inc.	147,700	1,937,824

Multiline Retail 2.2%
J.C. Penney Co., Inc.	38,000	1,282,500
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Van Kampen NVIT Comstock Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Multiline Retail (continued)
Macy’s, Inc.	75,658	$1,383,785
Target Corp.	12,300	574,164

		3,240,449

Oil, Gas & Consumable Fuels 4.5%
BP PLC GB ADR	20,000	1,064,600
Chevron Corp.	30,900	2,176,287
ConocoPhillips	23,000	1,038,680
Royal Dutch Shell PLC, Class A ADR	19,500	1,115,205
Total SA ADR	20,500	1,214,830

		6,609,602

Paper & Forest Products 3.1%
International Paper Co.	208,264	4,629,709

Pharmaceuticals 11.3%
Abbott Laboratories	20,500	1,014,135
Bristol-Myers Squibb Co.	133,100	2,997,412
Eli Lilly & Co.	46,400	1,532,592
Glaxosmithkline PLC ADR	17,000	671,670
Pfizer, Inc.	177,900	2,944,245
Roche Holding AG ADR	27,400	1,112,440
Schering-Plough Corp.	144,200	4,073,650
Wyeth	49,300	2,394,994

		16,741,138

Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	97,100	1,900,247
KLA Tencor Corp.	42,800	1,534,808

		3,435,055

Software 0.3%
Microsoft Corp.	19,000	491,910

Specialty Retail 1.7%
Home Depot, Inc.	50,000	1,332,000
Lowe’s Cos., Inc.	55,700	1,166,358

		2,498,358

Tobacco 1.8%
Altria Group, Inc.	61,950	1,103,329
Philip Morris International, Inc.	32,050	1,562,117

		2,665,446

Total Common Stocks (cost $132,469,016)		142,591,584

Mutual Fund 4.9%

		Market
	Shares	Value

Money Market Fund 4.9%
AIM Liquid Assets Portfolio,
0.27% (a)	7,292,840	7,292,840

Total Mutual Fund (cost $7,292,840)		7,292,840

Total Investments (cost $139,761,856) (b) — 101.1%		149,884,424

Liabilities in excess of other assets — (1.1%)		(1,602,859)

NET ASSETS — 100.0%		$148,281,565

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of September 30, 2009.

(b)	At September 30, 2009, the tax basis cost of the Fund’s investments was $156,672,392, tax unrealized appreciation and depreciation were $10,747,513 and $(17,535,481), respectively.

ADR	American Depositary Receipt

AG	Stock Corporation

GB	Great Britain

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Van Kampen NVIT Comstock Value Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$142,591,584	$—	$—	$142,591,584
Mutual Fund	7,292,840	—	—	7,292,840

Total Assets	149,884,424	—	—	149,884,424

Total	$149,884,424	$—	$—	$149,884,424

Amounts designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
September 30, 2009 (Unaudited)
Van Kampen NVIT Real Estate Fund
Common Stocks 96.2%

		Market
	Shares	Value

Chemicals — Diversified 0.9%
Keystone Industrial Fund LP*(a)	2,619,000	$2,175,237

Diversified Financial Services 0.5%
NRDC Acquisition Corp.*	119,700	1,237,698

Health Care Providers & Services 1.0%
Assisted Living Concepts, Inc., Class A*	92,418	1,914,901
Capital Senior Living Corp.*	69,431	423,529

		2,338,430

Hotels, Restaurants & Leisure 4.1%
Morgans Hotel Group Co.*	196,946	1,067,447
Starwood Hotels & Resorts Worldwide, Inc.	271,501	8,967,678

		10,035,125

Real Estate Investment Trusts (REITs) 84.0%
Acadia Realty Trust	151,929	2,289,570
AMB Property Corp.	95,094	2,182,407
Apartment Investment & Management Co., Class A	1,118	16,491
AvalonBay Communities, Inc.	193,574	14,078,637
Boston Properties, Inc.	180,616	11,839,379
Broad Reach Capital Partners Realty II LP*(a)	2,048,357	1,229,014
Broad Reach LLC*(a)	1,255,145	470,409
Cabot Industrial Value Fund LP*(a)	5,040	2,394,000
Camden Property Trust	137,099	5,525,090
Care Investment Trust, Inc.	17,568	134,747
Colony Financial, Inc.*	55,300	1,081,115
Cousins Properties, Inc.	69,200	572,976
CreXus Investment Corp.*	51,430	735,449
DCT Industrial Trust, Inc.	233,801	1,194,723
Digital Realty Trust, Inc.	23,396	1,069,431
Duke Realty Corp.	81,488	978,671
Equity Lifestyle Properties, Inc.	112,946	4,832,959
Equity One, Inc.	5,841	91,528
Equity Residential	654,652	20,097,816
Essex Property Trust, Inc.	749	59,605
Extendicare Real Estate Investment Trust	14,738	115,630
Federal Realty Investment Trust	115,402	7,082,221
HCP, Inc.	311,774	8,960,385
Healthcare Realty Trust, Inc.	240,888	5,089,963
Host Hotels & Resorts, Inc.	797,275	9,383,927
Kilroy Realty Corp.	38,023	1,054,758
Kite Realty Group Trust	112,246	468,066
Liberty Property Trust	115,317	3,751,262
LTC Properties, Inc.	17,476	420,123
Macerich Co. (The)	448	13,588
Mack-Cali Realty Corp.	132,950	4,298,274
Nationwide Health Properties, Inc.	16,535	512,420
Plum Creek Timber Co., Inc.	194,991	5,974,524
Post Properties, Inc.	176,916	3,184,488
PS Business Parks, Inc.	36,507	1,873,539
Public Storage	171,743	12,921,943
Rayonier, Inc.	29,605	1,211,141
Regency Centers Corp.	259,002	9,596,024
Senior Housing Properties Trust	444,844	8,500,969
Simon Property Group, Inc.	362,165	25,145,116
Sovran Self Storage, Inc.	37,563	1,143,042
Starwood Property Trust, Inc.*	82,479	1,670,200
Taubman Centers, Inc.	53,573	1,932,914
Ventas, Inc.	179,186	6,898,661
Vornado Realty Trust	226,703	14,601,929

		206,679,124

Real Estate Management & Development 5.7%
Brookfield Properties Corp.	725,244	8,166,248
Forest City Enterprises, Inc., Class A	446,725	5,972,713

		14,138,961

Total Common Stocks (cost $217,351,112)		236,604,575

Mutual Fund 2.6%

		Market
	Shares	Value

Money Market Fund 2.6%
AIM Liquid Assets Portfolio,
0.27%(b)	6,429,384	6,429,384

Total Mutual Fund (cost $6,429,384)		6,429,384

Total Investments (cost $223,780,496) (c) — 98.8%		243,033,959

Other assets in excess of liabilities — 1.2%		3,004,769

NET ASSETS — 100.0%		$246,038,728

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of September 30, 2009.

(c)	At September 30, 2009, the tax basis cost of the Fund’s investments was $225,658,500, tax unrealized appreciation and depreciation were $17,893,967 and $(518,508), respectively.

LLC	Limited Liability Company

LP	Limited Partnership

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
September 30, 2009 (Unaudited)
Van Kampen NVIT Real Estate Fund
The Fund is subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosures” (ASC 820) (formerly known as Statement of Financial Accounting Standards [“SFAS”] 157). This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities are not intended to indicate the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$230,220,285	$115,630	$6,268,660	$236,604,575
Mutual Fund	6,429,384	—	—	6,429,384

Total Assets	236,649,669	115,630	6,268,660	243,033,959

Total	$236,649,669	$115,630	$6,268,660	$243,033,959

Amounts designated as “—” which may include fair valued securities valued at zero.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of 12/31/2008	$—
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)	—
Net Purchases/(Sales)	6,268,660
Transfers In/(Out) of Level 3	—

Balance as of 9/30/09	$6,268,660

Amount designated as “—” which may include fair valued securities valued at zero.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	November 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	MICHAEL S. SPANGLER
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 24, 2009

By (Signature and Title)	/s/	JOSEPH FINELLI
	Name:	Joseph Finelli
	Title:	Principal Financial Officer
	Date:	November 24, 2009